UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09491
Allianz Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297

(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8006
(Name and address of agent for service)
Registrant’s telephone number, including area code 877-833-7113
Date of fiscal year end: December 31
Date of reporting period: June 30, 2010
Item 1. Reports to Stockholders.

AZL® BlackRock Capital Appreciation Fund
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL BlackRock Capital Appreciation Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL BlackRock Capital Appreciation Fund	$1,000.00	$919.00	$4.81	1.01%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL BlackRock Capital Appreciation Fund	$1,000.00	$1,019.79	$5.06	1.01%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL BlackRock Capital Appreciation Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
Air Freight & Logistics	2.0%
Airlines	2.7
Beverages	2.4
Biotechnology	1.0
Building Products	0.4
Chemicals	0.8
Commercial Banks	1.4
Communications Equipment	3.1
Computers & Peripherals	11.8
Consumer Finance	0.5
Diversified Financial Services	2.3
Energy Equipment & Services	1.4
Food & Staples Retailing	3.1
Health Care Equipment & Supplies	1.5
Health Care Providers & Services	3.5
Health Care Technology	1.3
Hotels, Restaurants & Leisure	5.0
Household Durables	0.7
Household Products	2.6
Internet & Catalog Retail	3.3
Internet Software & Services	3.5
IT Services	0.7
Life Sciences Tools & Services	3.8
Machinery	8.3
Media	2.0
Metals & Mining	1.6
Multiline Retail	1.8
Oil, Gas & Consumable Fuels	2.9
Personal Products	1.2
Pharmaceuticals	3.2
Professional Services	0.9
Semiconductors & Semiconductor Equipment	5.7
Software	9.8
Specialty Retail	2.0
Wireless Telecommunication Services	0.7
Investment Companies	1.9

100.8%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.9%):
Air Freight & Logistics (2.0%):
147,500	United Parcel Service, Inc., Class B	$8,391,275

Airlines (2.7%):
707,100	Delta Air Lines, Inc.*	8,308,425
147,100	UAL Corp.*	3,024,376

		11,332,801

Beverages (2.4%):
197,700	Coca-Cola Co. (The)	9,908,724

Biotechnology (1.0%):
81,700	Amgen, Inc.*	4,297,420

Building Products (0.4%):
154,300	Masco Corp.	1,660,268

Chemicals (0.8%):
77,300	Ecolab, Inc.	3,471,543

Commercial Banks (1.4%):
228,800	Wells Fargo & Co.	5,857,280

Communications Equipment (3.1%):
370,600	Cisco Systems, Inc.*	7,897,486
72,700	F5 Networks, Inc.*	4,985,039

		12,882,525

Computers & Peripherals (11.8%):
106,100	Apple Computer, Inc.*	26,687,333
264,600	Hewlett-Packard Co.	11,451,888
223,000	NetApp, Inc.*	8,320,130
238,500	Seagate Technology*	3,110,040

		49,569,391

Consumer Finance (0.5%):
54,000	American Express Co.	2,143,800

Diversified Financial Services (2.3%):
100,100	JPMorgan Chase & Co.	3,664,661
291,200	Moody’s Corp.	5,800,704

		9,465,365

Energy Equipment & Services (1.4%):
109,400	Schlumberger, Ltd.	6,054,196

Food & Staples Retailing (3.1%):
178,900	Wal-Mart Stores, Inc.	8,599,723
123,300	Whole Foods Market, Inc.*	4,441,266

		13,040,989

Health Care Equipment & Supplies (1.5%):
116,400	Zimmer Holdings, Inc.*	6,291,420

Health Care Providers & Services (3.5%):
191,600	Express Scripts, Inc.*	9,009,032
169,050	Lincare Holdings, Inc.*	5,495,815

		14,504,847

Health Care Technology (1.3%):
69,900	Cerner Corp.*	5,304,711

Hotels, Restaurants & Leisure (5.0%):
92,100	Ctrip.com International, Ltd., SP ADR*	3,459,276
83,500	Darden Restaurants, Inc.	3,243,975
255,500	Las Vegas Sands Corp.*	5,656,770
214,500	Starbucks Corp.	5,212,350
86,100	Starwood Hotels & Resorts Worldwide, Inc.	3,567,123

		21,139,494

Household Durables (0.7%):
33,800	Whirlpool Corp.	2,968,316

Household Products (2.6%):
182,000	Procter & Gamble Co. (The)	10,916,360

Internet & Catalog Retail (3.3%):
92,600	Amazon.com, Inc.*	10,117,476
35,400	Netflix, Inc.*	3,846,210

		13,963,686

Internet Software & Services (3.5%):
82,800	Baidu, Inc., SP ADR*	5,637,024
19,800	Google, Inc., Class A*	8,810,010

		14,447,034

IT Services (0.7%):
61,200	Cognizant Technology Solutions Corp., Class A*	3,063,672

Life Sciences Tools & Services (3.8%):
143,600	Covance, Inc.*	7,369,552
95,900	Illumina, Inc.*	4,174,527
90,500	Life Technologies Corp.*	4,276,125

		15,820,204

Machinery (8.3%):
102,200	Cummins, Inc.	6,656,286
303,300	Danaher Corp.	11,258,496
164,000	Joy Global, Inc.	8,214,760
220,200	PACCAR, Inc.	8,779,374

		34,908,916

Media (2.0%):
380,900	CBS Corp.	4,925,037
200,400	Comcast Corp., Class A	3,480,948

		8,405,985

Metals & Mining (1.6%):
31,200	Agnico-Eagle Mines, Ltd.	1,896,336
36,700	Freeport-McMoRan Copper & Gold, Inc., Class B	2,170,071
71,300	United States Steel Corp.	2,748,615

		6,815,022

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Multiline Retail (1.8%):
155,700	Kohl’s Corp.*	$7,395,750

Oil, Gas & Consumable Fuels (2.9%):
90,100	EOG Resources, Inc.	8,863,137
127,000	Massey Energy Co.	3,473,450

		12,336,587

Personal Products (1.2%):
193,600	Avon Products, Inc.	5,130,400

Pharmaceuticals (3.2%):
194,200	Abbott Laboratories	9,084,676
82,200	Teva Pharmaceutical Industries, Ltd., SP ADR	4,273,578

		13,358,254

Professional Services (0.9%):
90,000	Manpower, Inc.	3,886,200

Semiconductors & Semiconductor Equipment (5.7%):
170,200	Altera Corp.	4,222,662
145,300	Broadcom Corp., Class A	4,790,541
46,200	Cree, Inc.*	2,773,386
107,600	Intel Corp.	2,092,820
122,300	Lam Research Corp.*	4,654,738
612,700	Micron Technology, Inc.*	5,201,823

		23,735,970

Software (9.8%):
203,400	Check Point Software Technologies, Ltd.*	5,996,232
839,800	Microsoft Corp.	19,323,798
187,100	Oracle Corp.	4,015,166
103,800	Salesforce.com, Inc.*	8,908,116
44,600	VMware, Inc., Class A*	2,791,514

		41,034,826

Specialty Retail (2.0%):
144,700	CarMax, Inc.*	2,879,530
190,500	Home Depot, Inc.	5,347,335

		8,226,865

Wireless Telecommunication Services (0.7%):
86,200	NII Holdings, Inc.*	2,803,224

Total Common Stocks (Cost $368,554,947)		414,533,320

Investment Companies (1.9%):
8,173,528	Dreyfus Treasury Prime Cash Management, 0.00%(a)	8,173,528

Total Investment Companies (Cost $8,173,528)		8,173,528

Total Investment Securities (Cost $376,728,475)(b) — 100.8%		422,706,848
Net other assets (liabilities) — (0.8)%		(3,408,176)

Net Assets — 100.0%		$419,298,672

Percentages indicated are based on net assets as of June 30, 2010.

ADR—American Depository Receipt

*	Non-income producing security.

(a)	The rate represents the effective yield at June 30, 2010.

(b)	Cost for federal income tax purposes is $381,200,918. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$60,383,614
Unrealized depreciation	(18,877,684)

Net unrealized appreciation	$41,505,930

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2010:

Country	Percentage
Canada	0.5%
Cayman Islands	2.9%
Israel	2.4%
Netherlands	1.4%
United States	92.8%

100.0%

4

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL
BlackRock
Capital
Appreciation Fund

Assets:
Investment securities, at cost	$376,728,475

Investment securities, at value	$422,706,848
Dividends receivable	176,793
Foreign currency, at value (cost $816)	727
Receivable for capital shares issued	157,166
Reclaim receivable	358
Prepaid expenses	2,308

Total Assets	423,044,200

Liabilities:
Payable for investments purchased	2,884,649
Payable for capital shares redeemed	418,966
Manager fees payable	246,078
Administration fees payable	20,634
Distribution fees payable	91,484
Custodian fees payable	6,668
Administrative and compliance services fees payable	4,571
Trustee fees payable	13,709
Other accrued liabilities	58,769

Total Liabilities	3,745,528

Net Assets	$419,298,672

Net Assets Consist of:
Capital	$513,669,423
Accumulated net investment income/(loss)	90,029
Accumulated net realized gains/(losses) from investment transactions	(140,439,029)
Net unrealized appreciation/(depreciation) on investments	45,978,249

Net Assets	$419,298,672

Shares of beneficial interest (unlimited number of shares authorized, no par value)	38,904,765
Net Asset Value (offering and redemption price per share)	$10.78

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Statement of Operations
For the Six Months Ended June 30, 2010
(Unaudited)

AZL
BlackRock
Capital
Appreciation Fund

Investment Income:
Dividends	2,275,451
Foreign withholding tax	(907)

Total Investment Income	2,274,544

Expenses:
Manager fees	1,921,116
Administration fees	107,497
Distribution fees	600,348
Custodian fees	8,869
Administrative and compliance services fees	5,778
Trustees’ fees	18,141
Professional fees	32,387
Shareholder reports	27,576
Other expenses	8,771

Total expenses before reductions	2,730,483
Less expenses voluntarily waived/reimbursed by the Manager	(310,620)

Net expenses	2,419,863

Net Investment Income/(Loss)	(145,319)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	22,579,216
Change in unrealized appreciation/(depreciation) on investments	(58,565,525)

Net Realized/Unrealized Gains/(Losses) on Investments	(35,986,309)

Change in Net Assets Resulting From Operations	$(36,131,628)

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Statements of Changes in Net Assets

	AZL BlackRock
	Capital Appreciation Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2010	2009
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$(145,319)	$240,595
Net realized gains/(losses) on investment transactions	22,579,216	21,506,910
Change in unrealized appreciation/(depreciation) on investments	(58,565,525)	50,549,583

Change in net assets resulting from operations	(36,131,628)	72,297,088

Dividends to Shareholders:
From net investment income	—	(8,995)

Change in net assets resulting from dividends to shareholders	—	(8,995)

Capital Transactions:
Proceeds from shares issued	41,321,914	120,602,024
Proceeds from shares issued in merger	—	232,007,838
Proceeds from dividends reinvested	—	8,995
Value of shares redeemed	(75,821,730)	(34,321,273)

Change in net assets resulting from capital transactions	(34,499,816)	318,297,584

Change in net assets	(70,631,444)	390,585,677
Net Assets:
Beginning of period	489,930,116	99,344,439

End of period	$419,298,672	$489,930,116

Accumulated net investment income/(loss)	$90,029	$235,348

Share Transactions:
Shares issued	3,476,537	12,969,364
Shares issued in merger	—	20,627,523
Dividends reinvested	—	827
Shares redeemed	(6,355,887)	(3,288,306)

Change in shares	(2,879,350)	30,309,408

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months						April 29, 2005 to
	Ended	Year Ended December 31,					December 31,
	June 30, 2010	2009		2008	2007	2006	2005(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$11.73	$8.66		$13.61	$12.27	$12.08	$10.00

Investment Activities:
Net Investment Income/(Loss)	— (b)	0.01		0.01	(0.01)	(0.02)	(0.01)
Net Realized and Unrealized Gains/(Losses) on Investments	(0.95)	3.06		(4.96)	1.35	0.21	2.09

Total from Investment Activities	(0.95)	3.07		(4.95)	1.34	0.19	2.08

Dividends to Shareholders From:
Net Investment Income	—	—	(b)	—	—	—	—

Total Dividends	—	—	(b)	—	—	—	—

Net Asset Value, End of Period	$10.78	$11.73		$8.66	$13.61	$12.27	$12.08

Total Return(c) (d)	(8.10)%	35.46%		(36.37)%	10.92%	1.57%	20.80%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$419,299	$489,930		$99,344	$62,264	$49,384	$36,577
Net Investment Income/(Loss)(e)	(0.06)%	0.11%		0.08%	(0.11)%	(0.22)%	(0.45)%
Expenses Before Reductions(e) (f)	1.14%	1.15%		1.20%	1.18%	1.19%	1.29%
Expenses Net of Reductions(e)	1.01%	1.07%		1.16%	1.16%	1.18%	1.20%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e) (g)	N/A	1.07%		1.19%	1.18%	1.19%	N/A
Portfolio Turnover Rate(d)	38.73%	80.26	%(h)	175.17%	75.74%	88.02%	24.31%

(a)	Period from commencement of operations.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(h)	Costs of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after a fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 102.12%.

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). These Notes to the Financial Statements are for the AZL BlackRock Capital Appreciation Fund (the “Fund”). The Trust consists of 31 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco International Equity Fund (formerly AZL AIM International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund (formerly AZL Van Kampen Global Real Estate Fund)
•	AZL Morgan Stanley International Equity Fund (formerly AZL Van Kampen International Equity Fund)
•	AZL Morgan Stanley Mid Cap Growth Fund (formerly AZL Van Kampen Mid Cap Growth Fund)
•	AZL NACM International Growth Fund
•	AZL NFJ International Value Fund
•	AZL OCC Growth Fund
•	AZL OCC Opportunity Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Growth and Income Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. During the period ended June 30, 2010, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

The Fund did not enter into any derivative instruments during the period. The following is a description of derivative instruments that the Fund may utilize, including the primary risk exposure related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. During the period ended June 30, 2010, the Fund did not enter into any foreign currency exchange contracts.

Futures Contracts

The Fund may enter into futures contracts. The Fund uses futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. During the period ended June 30, 2010, the Fund did not enter into any future contracts.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and BlackRock Capital Management, Inc. (“BlackRock Capital”), BlackRock Capital provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. The annual expense limit of the Fund is 1.20%.

For the period ended June 30, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL BlackRock Capital Appreciation Fund	0.80%	1.20%

*	The Manager voluntarily reduced the management fee to 0.70% on the first $200 million of assets and 0.65% on assets above $200 million. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $7,949 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized Level 2 in the fair valve hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Common Stocks+	$414,533,320	$—	$414,533,320
Investment Companies	8,173,528	—	8,173,528

Total Investment Securities	$422,706,848	$—	$422,706,848

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

5. Security Purchases and Sales

For the period ended June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL BlackRock Capital Appreciation Fund	$182,106,977	$184,534,410

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of the latest tax year end December 31, 2009, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations.

	Expires	Expires	Expires
	12/31/2014	12/31/2015	12/31/2016
AZL BlackRock Capital Appreciation Fund	$24,849,788	$72,693,300	$64,272,929

During the year ended December 31, 2009, the Fund utilized $10,215,576 capital loss carryforwards to offset capital gains.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2009 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL BlackRock Capital Appreciation Fund	$8,995	$—	$8,995

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed	Undistributed		Accumulated		Accumulated
	Ordinary	Long Term	Accumulated	Capital and	Unrealized	Earnings
	Income	Capital Gains	Earnings	Other Losses	Appreciation(a)	(Deficit)
AZL BlackRock Capital Appreciation Fund	$968,338	$4,054,115	$5,022,453	$(161,816,017)	$98,554,441	$(58,239,123)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

7. Subsequent Event

At a Board meeting on June 9, 2010, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL Blackrock Capital Appreciation Fund will acquire the assets and liabilities of the AZL OCC Growth Fund. If approved by the shareholders, the reorganization is expected to be completed in the fourth quarter of 2010.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL® Columbia Mid Cap Value Fund
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Approval of Subadvisory Agreement

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Columbia Mid Cap Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Columbia Mid Cap Value Fund	$1,000.00	$959.00	$4.91	1.01%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Columbia Mid Cap Value Fund	$1,000.00	$1,019.79	$5.06	1.01%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Columbia Mid Cap Value Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
Aerospace & Defense	2.3%
Airlines	0.5
Auto Components	1.7
Automobiles	0.7
Building Products	0.6
Capital Markets	2.2
Chemicals	3.7
Commercial Banks	8.5
Communications Equipment	0.9
Computers & Peripherals	0.9
Construction & Engineering	0.6
Consumer Finance	1.9
Containers & Packaging	2.4
Convertible Bonds	0.3
Diversified Financial Services	0.2
Diversified Telecommunication Services	0.7
Electric Utilities	1.6
Electrical Equipment	1.0
Electronic Equipment, Instruments & Components	2.4
Energy Equipment & Services	4.0
Food Products	1.9
Health Care Equipment & Supplies	2.9
Health Care Providers & Services	0.8
Hotels, Restaurants & Leisure	2.6
Household Durables	1.5
Household Products	0.7
Independent Power Producers & Energy Traders	0.2
Insurance	6.3
Internet Software & Services	0.4
Leisure Equipment & Products	0.8
Life Sciences Tools & Services	0.7
Machinery	5.5
Media	1.4
Metals & Mining	1.1
Multi-Utilities	6.6
Multiline Retail	0.4
Oil, Gas & Consumable Fuels	5.9
Paper & Forest Products	0.9
Personal Products	1.5
Pharmaceuticals	0.8
Professional Services	0.7
Real Estate Investment Trusts (REITs)	8.1
Real Estate Management & Development	0.5
Road & Rail	0.5
Semiconductors & Semiconductor Equipment	1.3
Software	1.7
Specialty Retail	2.3
Textiles, Apparel & Luxury Goods	1.2
Thrifts & Mortgage Finance	0.7
Investment Companies	2.9

99.9%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Convertible Preferred Stocks (0.2%):
Diversified Financial Services (0.2%):
1,900	Fifth Third Bancorp, Series G	$240,844

Total Convertible Preferred Stocks (Cost $268,827)		240,844

Common Stocks (96.5%):
Aerospace & Defense (2.3%):
69,079	AerCap Holdings NV*	717,040
15,700	L-3 Communications Holdings, Inc.	1,112,188
18,000	Spirit AeroSystems Holdings, Inc., Class A*	343,080

		2,172,308

Airlines (0.5%):
41,100	Delta Air Lines, Inc.*	482,925

Auto Components (1.7%):
29,800	BorgWarner, Inc.*	1,112,732
49,100	Goodyear Tire & Rubber Co.*	488,054

		1,600,786

Automobiles (0.7%):
29,500	Harley-Davidson, Inc.	655,785

Building Products (0.6%):
50,900	Masco Corp.	547,684

Capital Markets (2.2%):
3,000	Greenhill & Co., Inc.	183,390
32,800	Raymond James Financial, Inc.	809,832
71,800	TD AMERITRADE Holding Corp.*	1,098,540

		2,091,762

Chemicals (3.7%):
28,000	Albemarle Corp.	1,111,880
28,200	Celanese Corp., Series A	702,462
11,200	International Flavor & Fragrances, Inc.	475,104
21,200	PPG Industries, Inc.	1,280,692

		3,570,138

Commercial Banks (8.5%):
21,200	City National Corp.	1,086,076
38,900	Comerica, Inc.	1,432,687
25,102	Cullen/Frost Bankers, Inc.	1,290,243
77,400	Fifth Third Bancorp	951,246
85,600	Huntington Bancshares, Inc.	474,224
28,951	SVB Financial Group*	1,193,649
60,982	TCF Financial Corp.	1,012,911
29,200	Zions Bancorp	629,844

		8,070,880

Communications Equipment (0.9%):
100,700	Brocade Communications Systems, Inc.*	519,612
16,100	CommScope, Inc.*	382,697

		902,309

Computers & Peripherals (0.9%):
32,300	Diebold, Inc.	880,175

Construction & Engineering (0.6%):
29,100	Foster Wheeler AG*	612,846

Consumer Finance (1.9%):
126,268	Discover Financial Services	1,765,227

Containers & Packaging (2.4%):
38,300	Crown Holdings, Inc.*	959,032
61,500	Packaging Corp. of America	1,354,230

		2,313,262

Diversified Telecommunication Services (0.7%):
132,400	Qwest Communications International, Inc.	695,100

Electric Utilities (1.6%):
33,800	American Electric Power Co., Inc.	1,091,740
16,900	Northeast Utilities	430,612

		1,522,352

Electrical Equipment (1.0%):
20,700	Cooper Industries plc	910,800

Electronic Equipment, Instruments & Components (2.4%):
21,100	Agilent Technologies, Inc.*	599,873
33,900	Arrow Electronics, Inc.*	757,665
51,400	Molex, Inc.	937,536

		2,295,074

Energy Equipment & Services (4.0%):
10,900	Cameron International Corp.*	354,468
18,100	Complete Production Services, Inc.*	258,830
23,000	Dresser-Rand Group, Inc.*	725,650
24,300	Nabors Industries, Ltd.*	428,166
32,900	Noble Corp.	1,016,939
47,300	Pride International, Inc.*	1,056,682

		3,840,735

Food Products (1.9%):
30,000	J.M. Smucker Co. (The)	1,806,600

Health Care Equipment & Supplies (2.9%):
10,600	Beckman Coulter, Inc.	639,074
14,600	Cooper Companies, Inc.	580,934
9,300	Hospira, Inc.*	534,285
18,800	Teleflex, Inc.	1,020,464

		2,774,757

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Health Care Providers & Services (0.8%):
22,700	Community Health Systems, Inc.*	$767,487

Hotels, Restaurants & Leisure (2.6%):
37,463	International Game Technology	588,169
39,500	Royal Caribbean Cruises, Ltd.*	899,415
24,000	Starwood Hotels & Resorts Worldwide, Inc.	994,320

		2,481,904

Household Durables (1.5%):
81,300	D. R. Horton, Inc.	799,179
40,100	Newell Rubbermaid, Inc.	587,064

		1,386,243

Household Products (0.7%):
10,700	Clorox Co. (The)	665,112

Independent Power Producers & Energy Traders (0.2%):
17,069	AES Corp. (The)*	157,718

Insurance (6.3%):
25,100	ACE, Ltd.	1,292,148
29,600	Assured Guaranty, Ltd.	392,792
25,800	Axis Capital Holdings, Ltd.	766,776
52,100	Genworth Financial, Inc.*	680,947
64,005	Lincoln National Corp.	1,554,681
29,300	Reinsurance Group of America, Inc.	1,339,303

		6,026,647

Internet Software & Services (0.4%):
14,000	VeriSign, Inc.*	371,700

Leisure Equipment & Products (0.8%):
18,100	Hasbro, Inc.	743,910

Life Sciences Tools & Services (0.7%):
6,000	Mettler-Toledo International, Inc.*	669,780

Machinery (5.5%):
30,200	Ingersoll-Rand plc	1,041,598
35,500	Kennametal, Inc.	902,765
14,100	Navistar International Corp.*	693,720
20,400	Parker Hannifin Corp.	1,131,384
16,800	Stanley Black & Decker, Inc.	848,736
32,200	Terex Corp.*	603,428

		5,221,631

Media (1.4%):
35,700	DISH Network Corp., Class A	647,955
47,700	Gannett Co., Inc.	642,042

		1,289,997

Metals & Mining (1.1%):
27,300	United States Steel Corp.	1,052,415

Multi-Utilities (6.6%):
29,800	PG&E Corp.	1,224,780
28,800	Public Service Enterprise Group, Inc.	902,304
30,400	Sempra Energy	1,422,416
28,800	Wisconsin Energy Corp.	1,461,312
64,100	Xcel Energy, Inc.	1,321,101

		6,331,913

Multiline Retail (0.4%):
19,000	J.C. Penney Co., Inc.	408,120

Oil, Gas & Consumable Fuels (5.9%):
34,600	Cabot Oil & Gas Corp.	1,083,672
20,600	Ensco plc, SP ADR	809,168
19,400	Newfield Exploration Co.*	947,884
28,551	Peabody Energy Corp.	1,117,201
61,400	Spectra Energy Corp.	1,232,298
23,800	Williams Cos., Inc. (The)	435,064

		5,625,287

Paper & Forest Products (0.9%):
25,000	Weyerhaeuser Co.	880,000

Personal Products (1.5%):
24,900	Avon Products, Inc.	659,850
13,000	Estee Lauder Co., Inc. (The), Class A	724,490

		1,384,340

Pharmaceuticals (0.8%):
19,400	Watson Pharmaceuticals, Inc.*	787,058

Professional Services (0.7%):
16,400	Manpower, Inc.	708,152

Real Estate Investment Trusts (REITs) (8.1%):
17,500	Alexandria Real Estate Equities, Inc.	1,108,975
15,300	Boston Properties, Inc.	1,091,502
32,900	Equity Residential Property Trust	1,369,956
67,523	Host Hotels & Resorts, Inc.	910,210
56,200	ProLogis Trust	569,306
33,100	Rayonier, Inc.	1,457,062
20,800	Taubman Centers, Inc.	782,704
6,487	Vornado Realty Trust	473,227

		7,762,942

Real Estate Management & Development (0.5%):
32,800	CB Richard Ellis Group, Inc., Class A*	446,408

Road & Rail (0.5%):
7,772	Con-way, Inc.	233,315
23,500	Hertz Global Holdings, Inc.*	222,310

		455,625

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Semiconductors & Semiconductor Equipment (1.3%):
101,600	Atmel Corp.*	$487,680
13,595	Lam Research Corp.*	517,426
7,600	Varian Semiconductor Equipment Associates, Inc.*	217,816

		1,222,922

Software (1.7%):
24,300	Autodesk, Inc.*	591,948
10,900	Citrix Systems, Inc.*	460,307
39,200	Nuance Communications, Inc.*	586,040

		1,638,295

Specialty Retail (2.3%):
72,100	Foot Locker, Inc.	909,902
20,200	Limited Brands, Inc.	445,814
17,000	O’Reilly Automotive, Inc.*	808,520

		2,164,236

Shares or
Principal		Fair
Amount		Value
Textiles, Apparel & Luxury Goods (1.2%):
30,200	Hanesbrands, Inc.*	$726,612
25,900	Jones Apparel Group, Inc.	410,515

		1,137,127

Thrifts & Mortgage Finance (0.7%):
33,319	MGIC Investment Corp.*	229,568
35,800	People’s United Financial, Inc.	483,300

		712,868

Total Common Stocks (Cost $84,355,770)		92,011,342

Convertible Bonds (0.3%):
$222,000	Cameron International Corp., 2.50%, 6/15/26	248,640

Total Convertible Bonds (Cost $262,475)		248,640

Investment Companies (2.9%):
2,724,789	Dreyfus Treasury Prime Cash Management, 0.00%(a)	2,724,789

Total Investment Companies (Cost $2,724,789)		2,724,789

Total Investment Securities (Cost $87,611,861)(b) — 99.9%		95,225,615
Net other assets (liabilities) — 0.1%		118,462

Net Assets — 100.0%		$95,344,077

Percentages indicated are based on net assets as of June 30, 2010.

ADR—American Depository Receipt

plc—Public Liability Company

REIT—Real Estate Investment Trust

*	Non-income producing security.

(a)	The rate represents the effective yield at June 30, 2010.

(b)	Cost for federal income tax purposes is $88,177,345. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$13,110,653
Unrealized depreciation	(6,062,383)

Net unrealized appreciation	$7,048,270

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2010:

Country	Percentage
Bermuda	2.3%
Ireland	2.1%
Liberia	0.9%
Netherlands	0.8%
Switzerland	2.4%
United Kingdom	0.9%
United States	90.6%

100.0%

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL
Columbia
Mid Cap
Value Fund

Assets:
Investment securities, at cost	$87,611,861

Investment securities, at value	$95,225,615
Dividends receivable	113,309
Receivable for capital shares issued	73,986
Receivable for investments sold	43,062
Prepaid expenses	692

Total Assets	95,456,664

Liabilities:
Payable for capital shares redeemed	6,272
Manager fees payable	61,451
Administration fees payable	6,234
Distribution fees payable	20,484
Custodian fees payable	3,823
Administrative and compliance services fees payable	857
Trustee fees payable	2,569
Other accrued liabilities	10,897

Total Liabilities	112,587

Net Assets	$95,344,077

Net Assets Consist of:
Capital	$126,071,424
Accumulated net investment income/(loss)	966,991
Accumulated net realized gains/(losses) from investment transactions	(39,308,092)
Net unrealized appreciation/(depreciation) on investments	7,613,754

Net Assets	$95,344,077

Shares of beneficial interest (unlimited number of shares authorized, no par value)	15,112,057
Net Asset Value (offering and redemption price per share)	$6.31

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Statement of Operations
For the Six Months Ended June 30, 2010
(Unaudited)

AZL
Columbia
Mid Cap
Value Fund

Investment Income:
Dividends	$813,239

Total Investment Income	813,239

Expenses:
Manager fees	390,615
Administration fees	22,612
Distribution fees	130,205
Accounting agent fees	2,549
Transfer agent fees	1,294
Custodian fees	6,251
Administrative and compliance services fees	1,281
Trustees’ fees	4,041
Professional fees	7,021
Shareholder reports	6,145
Other expenses	2,115

Total expenses before reductions	574,129
Less expenses paid indirectly	(48,300)

Net expenses	525,829

Net Investment Income/(Loss)	287,410

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	10,875,449
Change in unrealized appreciation/(depreciation) on investments	(15,660,709)

Net Realized/Unrealized Gains/(Losses) on Investments	(4,785,260)

Change in Net Assets Resulting From Operations	$(4,497,850)

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Statements of Changes in Net Assets

	AZL Columbia Mid Cap Value Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2010	2009
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$287,410	$679,453
Net realized gains/(losses) on investment transactions	10,875,449	1,931,509
Change in unrealized appreciation/(depreciation) on investments	(15,660,709)	19,608,588

Change in net assets resulting from operations	(4,497,850)	22,219,550

Dividends to Shareholders:
From net investment income	—	(589,892)

Change in net assets resulting from dividends to shareholders	—	(589,892)

Capital Transactions:
Proceeds from shares issued	26,051,419	43,893,491
Proceeds from dividends reinvested	—	589,892
Value of shares redeemed	(27,117,120)	(17,518,006)

Change in net assets resulting from capital transactions	(1,065,701)	26,965,377

Change in net assets	(5,563,553)	48,595,035
Net Assets:
Beginning of period	100,907,628	52,312,593

End of period	$95,344,077	$100,907,628

Accumulated net investment income/(loss)	$966,991	$679,581

Share Transactions:
Shares issued	3,720,652	8,216,310
Dividends reinvested	—	94,232
Shares redeemed	(3,951,072)	(3,409,975)

Change in shares	(230,420)	4,900,567

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months				May 1, 2006 to
	Ended	Year Ended December 31,			December 31,
	June 30, 2010	2009	2008	2007	2006(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$6.58	$5.01	$10.53	$10.14	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.02	0.03	0.06	0.05	0.03
Net Realized and Unrealized Gains/(Losses) on Investments	(0.29)	1.59	(5.53)	0.34	0.14

Total from Investment Activities	(0.27)	1.62	(5.47)	0.39	0.17

Dividends to Shareholders From:
Net Investment Income	—	(0.05)	(0.05)	— (b)	(0.03)

Total Dividends	—	(0.05)	(0.05)	— (b)	(0.03)

Net Asset Value, End of Period	$6.31	$6.58	$5.01	$10.53	$10.14

Total Return(c) (d)	(4.10)%	32.30%	(52.15)%	3.85%	1.72%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$95,344	$100,908	$52,313	$94,377	$65,535
Net Investment Income/(Loss)(e)	0.55%	0.98%	0.74%	0.50%	0.59%
Expenses Before Reductions(e) (f)	1.10%	1.13%	1.13%	1.10%	1.14%
Expenses Net of Reductions(e)	1.01%	1.07%	1.10%	1.07%	1.12%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e) (g)	1.10%	1.13%	1.13%	1.10%	1.14%
Portfolio Turnover Rate(d)	43.68%	67.46%	98.79%	62.98%	16.03%

(a)	Period from commencement of operations.

(b)	Amount less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). These Notes to the Financial Statements are for the AZL Columbia Mid Cap Value Fund (the “Fund”). The Trust consists of 31 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco International Equity Fund (formerly AZL AIM International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund (formerly AZL Van Kampen Global Real Estate Fund)
•	AZL Morgan Stanley International Equity Fund (formerly AZL Van Kampen International Equity Fund)
•	AZL Morgan Stanley Mid Cap Growth Fund (formerly AZL Van Kampen Mid Cap Growth Fund)
•	AZL NACM International Growth Fund
•	AZL NFJ International Value Fund
•	AZL OCC Growth Fund
•	AZL OCC Opportunity Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Growth and Income Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. During the period ended June 30, 2010, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

The Fund did not enter into any derivative instruments during the period. The following is a description of derivative instruments that the Fund may utilize, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. During the period ended June 30, 2010, the Fund did not enter into any foreign currency exchange contracts.

Futures Contracts

The Fund may enter into futures contracts. The Fund uses futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. During the period ended June 30, 2010, the Fund did not enter into any future contracts.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Columbia Management Investment Advisers, LLC (“CMIA”), CMIA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. The annual expense limit of the Fund is 1.30%.

For the period ended June 30, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Columbia Mid Cap Value Fund	0.75%	1.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $1,632 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Exchanged traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Common Stocks+	$92,011,342	$—	$92,011,342
Convertible Bonds+	—	248,640	248,640
Convertible Preferred Stocks+	240,844	—	240,844
Investment Companies	2,724,789	—	2,724,789

Total Investment Securities	$94,976,975	$248,640	$95,225,615

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

5. Security Purchases and Sales

For the period ended June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Columbia Mid Cap Value Fund	$43,979,345	$44,902,774

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of the latest tax year end December 31, 2009, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations.

	Expires	Expires	Expires	Expires
	12/31/2014	12/31/2015	12/31/2016	12/31/2017
AZL Columbia Mid Cap Value Fund	$523,057	$3,857,192	$6,459,976	$38,634,383

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2009 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Columbia Mid Cap Value Fund	$589,892	$—	$589,892

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2009 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Columbia Mid Cap Value Fund	$441,065	$—	$441,065

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

	Undistributed		Accumulated		Total
	Ordinary	Accumulated	Capital and	Unrealized	Accumulated
	Income	Earnings	Other Losses	Appreciation(a)	Earnings (Deficit)
AZL Columbia Mid Cap Value Fund	$679,581	$679,581	$(49,474,608)	$22,565,530	$(26,229,497)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Approval of Subadvisory Agreement (Unaudited)

At an in-person meeting held on February 20, 2010, the Board of Trustees considered the recommendation of Allianz Investment Management LLC (the “Manager”) that Columbia Management Investment Advisers, LLC (“CMIA”) replace Columbia Management Advisors, LLC (“CMA”) as the subadviser to the AZL Columbia Mid Cap Value Fund (the “Fund”). At the meeting, the Board reviewed materials furnished by the Manager pertaining to CMIA and approved a subadvisory agreement (the “CMIA Agreement”), which became effective as to the Fund May 1, 2010.

The Manager, as investment manager of all of the outstanding series of the Trust, is charged with researching and recommending subadvisers for the Trust. The Manager has adopted policies and procedures to assist it in analyzing each subadviser with expertise in a particular asset class for purposes of making the recommendation that a specific subadviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to approve. After an investment adviser becomes a subadviser, a similarly rigorous process is instituted by the Manager to monitor and evaluate the investment performance and other responsibilities of the subadviser.

On September 29, 2009, Bank of America Corporation, the indirect parent company of CMA, entered into an agreement to sell the portion of the asset management business of CMA that advises long-term mutual funds, including the Fund, to Ameriprise Financial, Inc. (“Ameriprise”). In connection with the sale transaction, which closed on April 30, 2010, the CMA Agreement was terminated, necessitating a new subadvisory agreement with CMIA (formerly known as RiverSource Investments, LLC), a wholly-owned subsidiary of Ameriprise, to take effect upon the closing of the sale transaction.

In anticipation of this sale transaction, the Manager reviewed and evaluated CMA’s management of the Fund, the known details of the expected sale and the management of the Fund expected to be provided by CMIA. The Manager considered in particular the fact that the Fund’s portfolio management team would be transferring to CMIA in connection with the sale and that it would continue to manage the Fund’s assets at CMIA. As a result, the Manager concluded that the Fund could expect little or no effective change in portfolio management services and that CMIA would provide the same portfolio management services to the Fund as was provided by CMA.

The Board, including a majority of the independent Trustees, with the assistance of independent counsel to the independent Trustees, considered whether to approve the CMIA Agreement for the Fund in light of its experience in governing the Trust and working with the Manager and the subadvisers on matters relating to the mutual funds that are outstanding series of the Trust. The independent Trustees are those Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act, and are not employees of or affiliated with the Fund, the Manager, CMA or CMIA. At least annually, the Board receives from experienced counsel who are independent of the Manager a memorandum discussing the legal standards for the Board’s consideration of proposed investment advisory or subadvisory agreements. In its deliberations, the Board considered all factors that the Trustees believed were relevant. The Board based its decision to approve the CMIA Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board approved the termination of the CMA Agreement and determined that the CMIA Agreement was reasonable and in the best interests of the Fund, and approved CMIA as the Fund’s new subadviser. The Board’s decision to approve the CMIA Agreement reflects the exercise of its business judgment on whether to approve new arrangements and continue existing arrangements. In reaching this decision, the Board did not assign relative weights to factors discussed herein, or deem any one or group of them to be controlling in and of themselves.

A rule adopted by the SEC under the 1940 Act requires a discussion of certain factors relating to the selection of investment managers and subadvisers and the approval of advisory and subadvisory fees. The factors enumerated by the SEC in the rule are set forth below in italics followed by the Board’s conclusions regarding each factor.

(1) The nature, extent, and quality of services provided by the Subadviser. In deciding to approve CMIA, the Board considered the reputation, financial strength and resources of CMIA and its parent Ameriprise, and the experience and reputation of the portfolio management team involved with the Fund. In particular, the Board considered the fact that the Fund’s portfolio management team would transfer from CMA to CMIA in connection with the sale and that there would therefore be continuity in portfolio management. The Board determined that, based upon the Manager’s report, the proposed change to CMIA as the subadviser likely would benefit the Fund and its shareholders.

In reviewing various other matters, the Board concluded that CMIA was a recognized firm capable of competently managing the Fund; that the nature, extent and quality of services that CMIA could provide were at a level at least equal to the services provided by CMA; that the services contemplated by the CMIA Agreement are substantially the same as those provided under the CMA Agreement; that the CMIA Agreement contains provisions generally comparable to those of other subadvisory agreements for other mutual funds; and that CMIA is staffed with qualified personnel and had significant research capabilities.

17

(2) The investment performance of CMIA. The Board did not receive information about the performance of CMIA in managing comparable funds. However, the Board did consider the fact that the portfolio management team for the Fund at CMIA would be the same as the portfolio management team for the Fund at CMA.

(3) The costs of services to be provided and profits to be realized by CMIA from its relationship with the Fund. The Board noted that the subadvisory fee schedule in the CMIA Agreement is the same as the subadvisory fee schedule in the CMA Agreement.

The Board noted that the fee schedule in the CMIA Agreement was the result of arm’s-length negotiations between the Manager and CMIA. Based upon its review, the Board concluded that the fees proposed to be paid to CMIA were reasonable. As of February 20, 2010, CMIA had not begun to act as subadviser to the Fund, so no estimated profitability information for acting as subadviser to the Fund was received.

(4) and (5) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale. The Board noted that the fee schedule in the CMIA Agreement contains breakpoints that reduce the fee rate on assets above certain levels. The Board considered the possibility that CMIA, or the Manager, may realize certain economies of scale as the Fund grows larger. The Board noted that in the fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints, if any, apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which could have the effect of reducing expenses as would the implementation of advisory/subadvisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or additional advisory/subadvisory fee breakpoints as the Fund grows larger. The Board receives quarterly reports on the level of Fund assets. The Board expects to consider whether or not to reapprove the CMIA Agreement at a meeting to be held prior to December 31, 2010, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the subadvisory fee schedule should be modified to reflect such economies of scale, if any.

Having taken these factors into account, the Trustees concluded that the fee schedule in the CMIA Agreement was acceptable.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

19

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL® Columbia Small Cap Value Fund
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Approval of Subadvisory Agreement

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Columbia Small Cap Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Columbia Small Cap Value Fund	$1,000.00	$993.10	$5.88	1.19%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Columbia Small Cap Value Fund	$1,000.00	$1,018.89	$5.96	1.19%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Columbia Small Cap Value Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
Aerospace & Defense	1.7%
Air Freight & Logistics	0.4
Airlines	0.3
Biotechnology	0.2
Building Products	1.2
Capital Markets	2.9
Chemicals	1.6
Commercial Banks	7.2
Commercial Services & Supplies	2.3
Communications Equipment	2.7
Computers & Peripherals	0.2
Construction & Engineering	2.8
Construction Materials	0.3
Consumer Finance	0.7
Containers & Packaging	2.2
Diversified Consumer Services	0.4
Diversified Financial Services	0.5
Diversified Telecommunication Services	0.3
Electric Utilities	2.0
Electrical Equipment	2.1
Electronic Equipment, Instruments & Components	3.6
Energy Equipment & Services	2.7
Food & Staples Retailing	0.8
Food Products	0.7
Gas Utilities	1.3
Health Care Equipment & Supplies	1.7
Health Care Providers & Services	3.5
Hotels, Restaurants & Leisure	1.7
Household Durables	1.0
Insurance	9.5
Internet Software & Services	0.6
IT Services	2.1
Leisure Equipment & Products	0.4
Machinery	3.4
Media	0.4
Metals & Mining	2.2
Multi-Utilities	2.3
Oil, Gas & Consumable Fuels	2.9
Professional Services	1.8
Real Estate Investment Trusts (REITs)	5.5
Real Estate Management & Development	0.5
Road & Rail	1.8
Semiconductors & Semiconductor Equipment	2.9
Software	2.0
Specialty Retail	4.3
Textiles, Apparel & Luxury Goods	0.6
Thrifts & Mortgage Finance	5.1
Trading Companies & Distributors	0.8
Wireless Telecommunication Services	1.4
Investment Companies	0.5

100.0%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.6%):
Aerospace & Defense (1.7%):
20,660	AAR Corp.*	$345,849
25,565	Ceradyne, Inc.*	546,324
11,820	Esterline Technologies Corp.*	560,859
25,710	Ladish Co., Inc.*	584,131

		2,037,163

Air Freight & Logistics (0.4%):
67,487	Pacer International, Inc.*	471,734

Airlines (0.4%):
34,531	SkyWest, Inc.	421,969

Biotechnology (0.2%):
11,906	Martek Biosciences Corp.*	282,291

Building Products (1.2%):
8,900	Ameron International Corp.	536,937
9,442	Lennox International, Inc.	392,504
8,840	NCI Building Systems, Inc.*	73,991
13,463	Universal Forest Products, Inc.	408,063

		1,411,495

Capital Markets (2.9%):
14,267	Federated Investors, Inc.	295,470
65,893	GFI Group, Inc.	367,683
23,970	International Assets Holding Corp.*	383,520
42,453	Investment Technology Group, Inc.*	681,795
58,240	Knight Capital Group, Inc., Class A*	803,130
32,311	OptionsXpress Holdings, Inc.*	508,575
17,051	Piper Jaffray Cos., Inc.*	549,383

		3,589,556

Chemicals (1.6%):
11,733	Cytec Industries, Inc.	469,203
42,800	H.B. Fuller Co.	812,772
29,192	OM Group, Inc.*	696,521

		1,978,496

Commercial Banks (7.2%):
18,693	Ameris Bancorp	180,574
14,540	BancFirst Corp.	530,565
41,180	BancTrust Financial Group, Inc.*	152,366
31,585	Bryn Mawr Bank Corp.	529,996
37,540	Chemical Financial Corp.	817,621
32,860	Columbia Banking System, Inc.	600,024
23,230	Community Trust Bancorp, Inc.	583,073
5,280	First Citizens BancShares, Inc., Class A	1,015,502
132,547	First Commonwealth Financial Corp.	695,872
27,890	First Financial Corp.	719,841
200	First National Bank Alaska	369,400
39,409	Investors Bancorp, Inc.*	517,046
24,227	Merchants Bancshares, Inc.	538,324
37,390	Northfield Bancorp, Inc.	485,322
29,893	Northrim BanCorp, Inc.	462,744
142,552	West Coast Bancorp	363,508
29,254	Whitney Holding Corp.	270,599

		8,832,377

Commercial Services & Supplies (2.3%):
21,000	ABM Industries, Inc.	439,950
24,661	ATC Technology Corp.*	397,535
15,391	Consolidated Graphics, Inc.*	665,507
27,517	Ennis, Inc.	413,030
12,940	G & K Services, Inc., Class A	267,211
11,170	United Stationers, Inc.*	608,430

		2,791,663

Communications Equipment (2.7%):
65,208	ADC Telecommunications, Inc.*	483,191
29,150	Anaren, Inc.*	435,501
11,893	Bel Fuse, Inc., Class B	196,354
18,452	Black Box Corp.	514,626
16,241	Plantronics, Inc.	464,493
71,725	Symmetricom, Inc.*	365,080
37,610	Tekelec*	497,956
54,479	Tellabs, Inc.	348,121

		3,305,322

Computers & Peripherals (0.2%):
95,160	ADPT Corp.*	275,012

Construction & Engineering (2.8%):
40,336	Comfort Systems USA, Inc.	389,646
55,373	Dycom Industries, Inc.*	473,439
30,970	Emcor Group, Inc.*	717,575
26,756	KBR, Inc.	544,217
6,840	KHD Humboldt Wedag International AG*	35,978
14,458	KHD Humboldt Wedag International AG	73,391
18,790	Layne Christensen Co.*	456,033
42,903	Pike Electric Corp.*	404,146
27,218	Sterling Construction Co., Inc.*	352,201

		3,446,626

Construction Materials (0.3%):
14,784	Eagle Materials, Inc.	383,349

Consumer Finance (0.7%):
24,679	Cash America International, Inc.	845,749

Containers & Packaging (2.2%):
8,745	Greif, Inc., Class A	485,697
23,301	Greif, Inc., Class B	1,225,632
21,236	Packaging Corp. of America	467,617
19,210	Silgan Holdings, Inc.	545,180

		2,724,126

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Diversified Consumer Services (0.4%):
33,484	Regis Corp.	$521,346

Diversified Financial Services (0.5%):
42,043	Medallion Financial Corp.	277,484
10,560	PICO Holdings, Inc.*	316,483

		593,967

Diversified Telecommunication Services (0.3%):
29,779	Warwick Valley Telephone Co.	418,991

Electric Utilities (2.0%):
21,948	ALLETE, Inc.	751,500
33,578	El Paso Electric Co.*	649,734
14,158	Hawaiian Electric Industries, Inc.	322,519
18,890	MGE Energy, Inc.	680,796
838	UIL Holdings Corp.	20,975

		2,425,524

Electrical Equipment (2.1%):
13,145	A.O. Smith Corp.	633,457
12,010	Acuity Brands, Inc.	436,924
22,000	Belden CDT, Inc.	484,000
30,743	Broadwind Energy, Inc.*	86,080
65,888	GrafTech International, Ltd.*	963,283

		2,603,744

Electronic Equipment, Instruments & Components (3.6%):
15,404	Anixter International, Inc.*	656,210
43,915	Benchmark Electronics, Inc.*	696,053
72,202	Brightpoint, Inc.*	505,414
46,993	CTS Corp.	434,215
30,995	Electro Scientific Industries, Inc.*	414,093
13,846	Littlelfuse, Inc.*	437,672
44,379	Methode Electronics, Inc.	432,252
17,738	MTS Systems Corp.	514,402
82,435	Nam Tai Electronics, Inc.*	339,632

		4,429,943

Energy Equipment & Services (2.7%):
15,150	Dawson Geophysical Co.*	322,240
27,297	Gulf Island Fabrication, Inc.	423,649
4,554	Lufkin Industries, Inc.	177,560
35,605	Matrix Service Co.*	331,482
37,857	Patterson-UTI Energy, Inc.	487,220
18,690	T-3 Energy Services, Inc.*	521,451
56,290	TGC Industries, Inc.*	170,559
12,012	Tidewater, Inc.	465,105
72,707	Union Drilling, Inc.*	400,616

		3,299,882

Food & Staples Retailing (0.8%):
19,432	Ruddick Corp.	602,198
29,092	Spartan Stores, Inc.	399,142

		1,001,340

Food Products (0.7%):
41,630	Fresh Del Monte Produce, Inc.*	842,591

Gas Utilities (1.3%):
20,776	Laclede Group, Inc. (The)	688,309
20,780	NICOR, Inc.	841,590

		1,529,899

Health Care Equipment & Supplies (1.7%):
8,680	Analogic Corp.	395,027
20,464	Cantel Medical Corp.	341,749
108	ICU Medical, Inc.*	3,474
19,977	Kensey Nash Corp.*	473,655
43,906	Symmetry Medical, Inc.*	462,769
12,448	Young Innovations, Inc.	350,411

		2,027,085

Health Care Providers & Services (3.5%):
23,697	AmSurg Corp.*	422,281
42,946	Healthspring, Inc.*	666,092
38,588	Kindred Healthcare, Inc.*	495,470
12,940	Magellan Health Services, Inc.*	469,981
46,296	MedCath Corp.*	363,887
27,986	NovaMed, Inc.*	232,284
13,938	Owens & Minor, Inc.	395,560
45,197	Res-Care, Inc.*	436,603
24,020	Triple-S Management Corp., Class B*	445,571
21,950	U.S. Physical Therapy, Inc.*	370,516

		4,298,245

Hotels, Restaurants & Leisure (1.7%):
60,640	Benihana, Inc., Class A*	358,989
22,092	Bob Evans Farms, Inc.	543,905
12,390	CEC Entertainment, Inc.*	436,871
18,530	Jack in the Box, Inc.*	360,409
20,684	Red Robin Gourmet Burgers*	354,937

		2,055,111

Household Durables (1.0%):
20,405	American Greetings Corp., Class A	382,798
12,800	Cavco Industries, Inc.*	450,304
24,037	CSS Industries, Inc.	396,610

		1,229,712

Insurance (9.5%):
10,220	Allied World Assurance Co. Holdings, Ltd.	463,784
35,270	American Safety Insurance Holdings, Ltd.*	554,444
22,700	Argo Group International Holdings, Ltd.	694,393
23,639	Baldwin & Lyons, Inc., Class B	496,655
43,130	CNA Surety Corp.*	693,099
46,762	eHealth, Inc.*	531,684
27,201	EMC Insurance Group, Inc.	596,518

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Insurance, continued

27,596	FBL Financial Group, Inc., Class A	$579,516
46,061	First Mercury Financial Corp.	487,325
9,200	Hanover Insurance Group, Inc. (The)	400,200
14,240	Harleysville Group, Inc.	441,867
53,811	Horace Mann Educators Corp.	823,308
2,630	National Western Life Insurance Co., Class A	401,759
19,847	Navigators Group, Inc.*	816,307
8,579	RLI Corp.	450,483
23,690	Safety Insurance Group, Inc.	877,004
34,325	Stewart Information Services Corp.	309,612
146,933	United America Indemnity, Ltd., Class A*	1,081,427
42,923	United Fire & Casualty Co.	850,734

		11,550,119

Internet Software & Services (0.6%):
39,460	InfoSpace, Inc.*	296,739
65,251	United Online, Inc.	375,846

		672,585

IT Services (2.1%):
28,946	Acxiom Corp.*	425,217
11,374	CACI International, Inc., Class A*	483,167
24,750	CSG Systems International, Inc.*	453,667
8,180	Maximus, Inc.	473,377
161,318	MoneyGram International, Inc.*	395,229
29,500	TeleTech Holdings, Inc.*	380,255

		2,610,912

Leisure Equipment & Products (0.4%):
32,632	JAKKS Pacific, Inc.*	469,248

Machinery (3.4%):
16,906	Astec Industries, Inc.*	468,803
15,689	CIRCOR International, Inc.	401,325
23,525	Enpro Industries, Inc.*	662,229
17,802	Freightcar America, Inc.	402,681
15,021	Harsco Corp.	352,994
30,136	Kadant, Inc.*	524,969
14,020	L.B. Foster Co., Class A*	363,398
24,658	Mueller Industries, Inc.	606,587
18,018	Robbins & Myers, Inc.	391,711

		4,174,697

Media (0.4%):
19,082	Scholastic Corp.	460,258

Metals & Mining (2.2%):
15,213	Carpenter Technology Corp.	499,443
16,739	Haynes International, Inc.	516,063
20,269	Olympic Steel, Inc.	465,579
24,628	RTI International Metals, Inc.*	593,781
27,360	Terra Nova Royalty Corp.*	227,909
44,260	Thompson Creek Metals Co., Inc.*	384,177

		2,686,952

Multi-Utilities (2.3%):
38,357	Avista Corp.	749,112
27,193	Black Hills Corp.	774,185
13,813	CH Energy Group, Inc.	542,022
28,218	NorthWestern Corp.	739,312

		2,804,631

Oil, Gas & Consumable Fuels (2.9%):
15,370	Berry Petroleum Co., Class A	395,316
17,640	Bill Barrett Corp.*	542,783
15,154	Forest Oil Corp.*	414,613
15,400	Holly Corp.	409,332
75,910	International Coal Group, Inc.*	292,254
33,599	Stone Energy Corp.*	374,965
24,877	Swift Energy Co.*	669,440
17,320	World Fuel Services Corp.	449,281

		3,547,984

Professional Services (1.8%):
28,717	CDI Corp.	445,975
11,658	FTI Consulting, Inc.*	508,172
26,529	Kforce, Inc.*	338,245
29,409	Korn/Ferry International*	408,785
90,439	LECG Corp.*	235,142
27,566	Navigant Consulting, Inc.*	286,135

		2,222,454

Real Estate Investment Trusts (REITs) (5.5%):
138,360	DCT Industrial Trust, Inc.	625,387
84,406	DiamondRock Hospitality, Co.	693,818
44,988	Franklin Street Properties Corp.	531,308
20,170	Getty Realty Corp.	452,010
18,688	National Health Investors, Inc. REIT	720,609
23,747	Potlatch Corp.	848,480
42,160	Starwood Property Trust, Inc.	714,612
49,416	Sunstone Hotel Investors, Inc.*	490,701
24,560	Terreno Realty Corp.*	434,958
18,540	Universal Health Realty Income Trust	595,690
34,652	Urstadt Biddle Properties, Inc., Class A	558,937

		6,666,510

Real Estate Management & Development (0.5%):
25,964	Avatar Holdings, Inc.*	497,990
14,666	Maui Land & Pineapple Co., Inc.*	54,704

		552,694

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Road & Rail (1.8%):
15,436	Arkansas Best Corp.	$320,297
29,852	Heartland Express, Inc.	433,451
10,357	Ryder System, Inc.	416,662
49,166	Werner Enterprises, Inc.	1,076,244

		2,246,654

Semiconductors & Semiconductor Equipment (2.9%):
56,050	Amkor Technology, Inc.*	308,835
26,170	ATMI, Inc.*	383,129
38,981	Fairchild Semiconductor International, Inc.*	327,830
57,140	Integrated Device Technology, Inc.*	282,843
45,994	Kulicke & Soffa Industries, Inc.*	322,878
20,970	MKS Instruments, Inc.*	392,558
25,999	OmniVision Technologies, Inc.*	557,419
11,380	Varian Semiconductor Equipment Associates, Inc.*	326,151
34,991	Verigy, Ltd.*	304,072
36,071	Zoran Corp.*	344,117

		3,549,832

Software (2.0%):
46,366	Compuware Corp.*	370,001
13,700	Jack Henry & Associates, Inc.	327,156
59,110	Mentor Graphics Corp.*	523,124
42,654	Monotype Imaging Holdings, Inc.*	384,313
19,635	Parametric Technology Corp.*	307,680
17,750	Progress Software Corp.*	533,032

		2,445,306

Specialty Retail (4.3%):
18,592	America’s Car-Mart, Inc.*	420,737
60,380	Christopher & Banks Corp.	373,752
34,705	Finish Line, Inc. (The), Class A	483,441
41,990	Foot Locker, Inc.	529,914
23,920	GameStop Corp., Class A*	449,457
25,967	Men’s Wearhouse, Inc. (The)	476,754
39,490	OfficeMax, Inc.*	515,739
207,712	Pacific Sunwear of California, Inc.*	664,678
40,311	Rent-A-Center, Inc.*	816,701
23,594	Shoe Carnival, Inc.*	483,913

		5,215,086

Textiles, Apparel & Luxury Goods (0.6%):
36,550	Movado Group, Inc.*	390,354
13,100	Wolverine World Wide, Inc.	330,382

		720,736

Thrifts & Mortgage Finance (5.1%):
111,623	Bank Mutual Corp.	634,019
70,435	BankFinancial Corp.	585,315
72,210	Beneficial Mutual Bancorp, Inc.*	713,435
74,161	Brookline Bancorp, Inc.	658,550
44,732	Clifton Savings Bancorp, Inc.	386,932
35,027	ESSA Bancorp, Inc.	431,182
56,902	Home Federal Bancorp, Inc.	718,672
68,204	TrustCo Bank Corp.	381,942
35,980	United Financial Bancorp, Inc.	491,127
35,659	Washington Federal, Inc.	576,963
77,850	Westfield Financial, Inc.	648,490

		6,226,627

Trading Companies & Distributors (0.8%):
18,872	Applied Industrial Technologies, Inc.	477,839
22,360	Kaman Corp., Class A	494,603

		972,442

Wireless Telecommunication Services (1.4%):
35,597	NTELOS Holdings Corp.	612,269
24,293	Shenandoah Telecommunications Co.	430,958
33,323	Syniverse Holdings, Inc.*	681,455

		1,724,682

Total Common Stocks (Cost $121,185,352)		121,594,717

Investment Companies (0.4%):
540,021	Dreyfus Treasury Prime Cash Management, 0.00%(a)	540,021

Total Investment Companies (Cost $540,021)		540,021

Total Investment Securities (Cost $121,725,373)(b) — 100.0%		122,134,738
Net other assets (liabilities) — 0.0%		42,560

Net Assets — 100.0%		$122,177,298

Percentages indicated are based on net assets as of June 30, 2010.

REIT—Real Estate Investment Trust

*	Non-income producing security.

(a)	The rate represents the effective yield at June 30, 2010.

6

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

(b)	Cost for federal income tax purposes is $126,077,292. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$8,202,630
Unrealized depreciation	(12,145,184)

Net unrealized depreciation	$(3,942,554)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2010:

Country	Percentage
Bermuda	0.5%
British Virgin Islands	0.3%
Canada	0.5%
Cayman Islands	0.6%
Germany	0.1%
Singapore	0.3%
United States	97.7%

100.0%

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL
Columbia
Small Cap
Value Fund

Assets:
Investment securities, at cost	$121,725,373

Investment securities, at value	$122,134,738
Dividends receivable	154,278
Receivable for capital shares issued	81,053
Receivable for investments sold	1,394,883
Prepaid expenses	691

Total Assets	123,765,643

Liabilities:
Payable for investments purchased	1,366,487
Payable for capital shares redeemed	65,861
Manager fees payable	88,488
Administration fees payable	7,499
Distribution fees payable	26,026
Custodian fees payable	20,423
Administrative and compliance services fees payable	830
Trustee fees payable	2,488
Other accrued liabilities	10,243

Total Liabilities	1,588,345

Net Assets	$122,177,298

Net Assets Consist of:
Capital	$136,533,976
Accumulated net investment income/(loss)	673,905
Accumulated net realized gains/(losses) from investment transactions	(15,439,948)
Net unrealized appreciation/(depreciation) on investments	409,365

Net Assets	$122,177,298

Shares of beneficial interest (unlimited number of shares authorized, no par value)	14,187,323
Net Asset Value (offering and redemption price per share)	$8.61

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Statement of Operations
For the Six Months Ended June 30, 2010
(Unaudited)

AZL
Columbia
Small Cap
Value Fund

Investment Income:
Dividends	$920,865

Total Investment Income	920,865

Expenses:
Manager fees	476,097
Administration fees	27,615
Distribution fees	132,249
Custodian fees	19,087
Administrative and compliance services fees	1,194
Trustees’ fees	3,769
Professional fees	6,224
Shareholder reports	5,885
Recoupment of prior expenses reimbursed by the Manager	8,124
Other expenses	2,141

Total expenses before reductions	682,385
Less expenses voluntarily waived/reimbursed by the Manager	(26,451)
Less expenses paid indirectly	(27,730)

Net expenses	628,204

Net Investment Income/(Loss)	292,661

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	4,075,515
Change in unrealized appreciation/(depreciation) on investments	(9,888,049)

Net Realized/Unrealized Gains/(Losses) on Investments	(5,812,534)

Change in Net Assets Resulting From Operations	$(5,519,873)

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Statements of Changes in Net Assets

	AZL Columbia Small Cap
	Value Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2010	2009
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$292,661	$381,248
Net realized gains/(losses) on investment transactions	4,075,515	(3,458,848)
Change in unrealized appreciation/(depreciation) on investments	(9,888,049)	20,099,039

Change in net assets resulting from operations	(5,519,873)	17,021,439

Dividends to Shareholders:
From net investment income	—	(203,681)

Change in net assets resulting from dividends to shareholders	—	(203,681)

Capital Transactions:
Proceeds from shares issued	51,839,956	46,101,634
Proceeds from dividends reinvested	—	203,681
Value of shares redeemed	(11,825,503)	(11,860,374)

Change in net assets resulting from capital transactions	40,014,453	34,444,941

Change in net assets	34,494,580	51,262,699
Net Assets:
Beginning of period	87,682,718	36,420,019

End of period	$122,177,298	$87,682,718

Accumulated net investment income/(loss)	$673,905	$381,244

Share Transactions:
Shares issued	5,355,232	6,574,628
Dividends reinvested	—	24,161
Shares redeemed	(1,280,932)	(1,711,589)

Change in shares	4,074,300	4,887,200

10

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended December 31,
	June 30, 2010	2009	2008	2007	2006	2005
	(Unaudited)

Net Asset Value, Beginning of Period	$8.67	$6.97	$11.29	$13.20	$12.30	$12.06

Investment Activities:
Net Investment Income/(Loss)	0.01	0.02	0.04	0.05	0.03	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	(0.07)	1.70	(3.43)	(1.09)	1.57	0.40

Total from Investment Activities	(0.06)	1.72	(3.39)	(1.04)	1.60	0.41

Dividends to Shareholders From:
Net Investment Income	—	(0.02)	(0.05)	(0.03)	(0.01)	—
Net Realized Gains	—	—	(0.88)	(0.84)	(0.69)	(0.17)

Total Dividends	—	(0.02)	(0.93)	(0.87)	(0.70)	(0.17)

Net Asset Value, End of Period	$8.61	$8.67	$6.97	$11.29	$13.20	$12.30

Total Return(a) (b)	(0.69)%	24.69%	(32.09)%	(8.24)%	13.40%	3.39%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$122,177	$87,683	$36,420	$59,468	$73,914	$56,954
Net Investment Income/(Loss)(c)	0.55%	0.60%	0.52%	0.33%	0.28%	0.10%
Expenses Before Reductions(c) (d)	1.29%	1.40%	1.49%	1.29%	1.35%	1.41%
Expenses Net of Reductions(c)	1.19%	1.30%	1.37%	1.23%	1.31%	1.35%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (e)	1.24%	1.35%	1.37%	1.24%	1.31%	N/A
Portfolio Turnover Rate(b)	17.75%	45.74%	214.25%	60.22%	90.10%	111.78%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

11

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). These Notes to the Financial Statements are for the AZL Columbia Small Cap Value Fund (the “Fund”). The Trust consists of 31 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco International Equity Fund (formerly AZL AIM International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund (formerly AZL Van Kampen Global Real Estate Fund)
•	AZL Morgan Stanley International Equity Fund (formerly AZL Van Kampen International Equity Fund)
•	AZL Morgan Stanley Mid Cap Growth Fund (formerly AZL Van Kampen Mid Cap Growth Fund)
•	AZL NACM International Growth Fund
•	AZL NFJ International Value Fund
•	AZL OCC Growth Fund
•	AZL OCC Opportunity Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Growth and Income Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. The Trust is authorized to offer Class 1 and Class 2 shares of the Fund. However, only Class 2 shares have been available since the Fund’s inception. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. During the period ended June 30, 2010, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

The Fund did not enter into any derivative instruments during the period. The following is a description of derivative instruments that the Fund may utilize, including the primary risk exposure related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. During the period ended June 30, 2010, the Fund did not enter into any foreign currency exchange contracts.

Futures Contracts

The Fund may enter into futures contracts. The Fund uses futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. During the period ended June 30, 2010, the Fund did not enter into any future contracts.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Columbia Management Investment Advisers, LLC (“CMIA”), CMIA provides investment advisory services as the Subadvisor for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding, interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. The annual expense limit of the Fund is 1.35%.

For the period ended June 30, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Columbia Small Cap Value Fund	0.90%	1.35%

*	The Manager voluntarily reduced the management fee to 0.85%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $1,530 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Exchange traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Common Stocks:
Construction & Engineering	$3,373,235	$73,391	$3,446,626
All Other Common Stocks+	118,148,091	—	118,148,091
Investment Company	540,021	—	540,021

Total Investment Securities	$122,061,347	$73,391	$122,134,738

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

5. Security Purchases and Sales

For the period ended June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Columbia Small Cap Value Fund	$32,515,524	$18,322,280

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of the latest tax year end December 31, 2009, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations.

	Expires	Expires
	12/31/2016	12/31/2017
AZL Columbia Small Cap Value Fund	$11,562,152	$3,330,792

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $220,284 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2010.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2009 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL Columbia Small Cap Value Fund	$203,681	$—	$203,681

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

	Undistributed		Accumulated		Total
	Ordinary	Accumulated	Capital and	Unrealized	Accumulated
	Income	Earnings	Other Losses	Appreciation(b)	Earnings (Deficit)
AZL Columbia Small Cap Value Fund	$410,608	$410,608	$(15,113,228)	$5,865,815	$(8,836,805)

(b)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Approval of Subadvisory Agreement (Unaudited)

At an in-person meeting held on February 20, 2010, the Board of Trustees considered the recommendation of Allianz Investment Management LLC (the “Manager”) that Columbia Management Investment Advisers, LLC (“CMIA”) replace Columbia Management Advisors, LLC (“CMA”) as the subadviser to the AZL Columbia Small Cap Value Fund (the “Fund”). At the meeting, the Board reviewed materials furnished by the Manager pertaining to CMIA and approved a subadvisory agreement (the “CMIA Agreement”), which became effective as to the Fund May 1, 2010.

The Manager, as investment manager of all of the outstanding series of the Trust, is charged with researching and recommending subadvisers for the Trust. The Manager has adopted policies and procedures to assist it in analyzing each subadviser with expertise in a particular asset class for purposes of making the recommendation that a specific subadviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to approve. After an investment adviser becomes a subadviser, a similarly rigorous process is instituted by the Manager to monitor and evaluate the investment performance and other responsibilities of the subadviser.

On September 29, 2009, Bank of America Corporation, the indirect parent company of CMA, entered into an agreement to sell the portion of the asset management business of CMA that advises long-term mutual funds, including the Fund, to Ameriprise Financial, Inc. (“Ameriprise”). In connection with the sale transaction, which closed on April 30, 2010, the CMA Agreement was terminated, necessitating a new subadvisory agreement with CMIA (formerly known as RiverSource Investments, LLC), a wholly-owned subsidiary of Ameriprise, to take effect upon the closing of the sale transaction.

In anticipation of this sale transaction, the Manager reviewed and evaluated CMA’s management of the Fund, the known details of the expected sale and the management of the Fund expected to be provided by CMIA. The Manager considered in particular the fact that the Fund’s portfolio management team would be transferring to CMIA in connection with the sale and that it would continue to manage the Fund’s assets at CMIA. As a result, the Manager concluded that the Fund could expect little or no effective change in portfolio management services and that CMIA would provide the same portfolio management services to the Fund as was provided by CMA.

The Board, including a majority of the independent Trustees, with the assistance of independent counsel to the independent Trustees, considered whether to approve the CMIA Agreement for the Fund in light of its experience in governing the Trust and working with the Manager and the subadvisers on matters relating to the mutual funds that are outstanding series of the Trust. The independent Trustees are those Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act, and are not employees of or affiliated with the Fund, the Manager, CMA or CMIA. At least annually, the Board receives from experienced counsel who are independent of the Manager a memorandum discussing the legal standards for the Board’s consideration of proposed investment advisory or subadvisory agreements. In its deliberations, the Board considered all factors that the Trustees believed were relevant. The Board based its decision to approve the CMIA Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board approved the termination of the CMA Agreement and determined that the CMIA Agreement was reasonable and in the best interests of the Fund, and approved CMIA as the Fund’s new subadviser. The Board’s decision to approve the CMIA Agreement reflects the exercise of its business judgment on whether to approve new arrangements and continue existing arrangements. In reaching this decision, the Board did not assign relative weights to factors discussed herein, or deem any one or group of them to be controlling in and of themselves.

A rule adopted by the SEC under the 1940 Act requires a discussion of certain factors relating to the selection of investment managers and subadvisers and the approval of advisory and subadvisory fees. The factors enumerated by the SEC in the rule are set forth below in italics followed by the Board’s conclusions regarding each factor.

(1) The nature, extent, and quality of services provided by the Subadviser. In deciding to approve CMIA, the Board considered the reputation, financial strength and resources of CMIA and its parent Ameriprise, and the experience and reputation of the portfolio management team involved with the Fund. In particular, the Board considered the fact that the Fund’s portfolio management team would transfer from CMA to CMIA in connection with the sale and that there would therefore be continuity in portfolio management. The Board determined that, based upon the Manager’s report, the proposed change to CMIA as the subadviser likely would benefit the Fund and its shareholders.

In reviewing various other matters, the Board concluded that CMIA was a recognized firm capable of competently managing the Fund; that the nature, extent and quality of services that CMIA could provide were at a level at least equal to the services provided by CMA; that the services contemplated by the CMIA Agreement are substantially the same as those provided under the CMA Agreement; that the CMIA Agreement contains provisions generally comparable to those of other subadvisory agreements for other mutual funds; and that CMIA is staffed with qualified personnel and had significant research capabilities.

19

(2) The investment performance of CMIA. The Board did not receive information about the performance of CMIA in managing comparable funds. However, the Board did consider the fact that the portfolio management team for the Fund at CMIA would be the same as the portfolio management team for the Fund at CMA.

(3) The costs of services to be provided and profits to be realized by CMIA from its relationship with the Fund. The Board noted that the subadvisory fee schedule in the CMIA Agreement is the same as the subadvisory fee schedule in the CMA Agreement.

The Board noted that the fee schedule in the CMIA Agreement was the result of arm’s-length negotiations between the Manager and CMIA. Based upon its review, the Board concluded that the fees proposed to be paid to CMIA were reasonable. As of February 20, 2010, CMIA had not begun to act as subadviser to the Fund, so no estimated profitability information for acting as subadviser to the Fund was received.

(4) and (5) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale. The Board noted that the fee schedule in the CMIA Agreement contains breakpoints that reduce the fee rate on assets above certain levels. The Board considered the possibility that CMIA, or the Manager, may realize certain economies of scale as the Fund grows larger. The Board noted that in the fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints, if any, apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which could have the effect of reducing expenses as would the implementation of advisory/subadvisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or additional advisory/subadvisory fee breakpoints as the Fund grows larger. The Board receives quarterly reports on the level of Fund assets. The Board expects to consider whether or not to reapprove the CMIA Agreement at a meeting to be held prior to December 31, 2010, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the subadvisory fee schedule should be modified to reflect such economies of scale, if any.

Having taken these factors into account, the Trustees concluded that the fee schedule in the CMIA Agreement was acceptable.

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

21

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL® Davis NY Venture Fund
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Davis NY Venture Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Davis NY Venture Fund	$1,000.00	$925.40	$4.96	1.04%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Davis NY Venture Fund	$1,000.00	$1,019.64	$5.21	1.04%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Davis NY Venture Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
Air Freight & Logistics	0.2%
Automobiles	1.5
Beverages	4.2
Capital Markets	6.0
Chemicals	1.4
Commercial Banks	4.3
Commercial Services & Supplies	1.5
Computers & Peripherals	1.5
Construction Materials	1.0
Consumer Finance	4.5
Containers & Packaging	1.9
Diversified Consumer Services	0.3
Diversified Financial Services	1.0
Electrical Equipment	0.6
Electronic Equipment, Instruments & Components	1.7
Energy Equipment & Services	0.5
Food & Staples Retailing	6.8
Food Products	1.3
Health Care Equipment & Supplies	1.8
Health Care Providers & Services	2.0
Household Durables	0.1
Household Products	2.0
Insurance	11.9
Internet & Catalog Retail	0.3
Internet Software & Services	1.0
IT Services	0.3
Machinery	0.1
Marine	0.9
Media	2.0
Metals & Mining	0.8
Oil, Gas & Consumable Fuels	14.2
Paper & Forest Products	1.0
Personal Products	0.6
Pharmaceuticals	7.2
Real Estate Management & Development	1.1
Semiconductors & Semiconductor Equipment	1.8
Software	1.8
Specialty Retail	2.3
Tobacco	1.0
Transportation Infrastructure	1.1
Wireless Telecommunication Services	0.4
Investment Companies	4.1

100.0%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (95.1%):
Air Freight & Logistics (0.2%):
11,650	United Parcel Service, Inc., Class B	$662,768

Automobiles (0.8%):
126,190	Harley-Davidson, Inc.	2,805,204

Beverages (4.2%):
129,250	Coca-Cola Co. (The)	6,478,010
75,910	Diageo plc, SP ADR	4,762,593
117,746	Heineken Holding NV	4,295,180

		15,535,783

Capital Markets (6.0%):
69,630	Ameriprise Financial, Inc.	2,515,732
533,650	Bank of New York Mellon Corp.	13,175,818
112,550	GAM Holding, Ltd.	1,227,343
13,870	Goldman Sachs Group, Inc.	1,820,715
112,550	Julius Baer Group, Ltd.	3,205,432

		21,945,040

Chemicals (1.4%):
51,720	Monsanto Co.	2,390,498
16,952	Potash Corp. of Saskatchewan, Inc.	1,461,941
16,900	Praxair, Inc.	1,284,231

		5,136,670

Commercial Banks (4.3%):
613,476	Wells Fargo & Co.	15,704,986

Commercial Services & Supplies (1.5%):
237,880	Iron Mountain, Inc.	5,342,785

Computers & Peripherals (1.5%):
122,620	Hewlett-Packard Co.	5,306,994

Construction Materials (1.0%):
30,640	Martin Marietta Materials, Inc.	2,598,578
27,430	Vulcan Materials Co.	1,202,257

		3,800,835

Consumer Finance (4.5%):
411,340	American Express Co.	16,330,198

Containers & Packaging (1.9%):
346,280	Sealed Air Corp.	6,828,642

Diversified Consumer Services (0.3%):
65,980	H&R Block, Inc.	1,035,226

Diversified Financial Services (1.0%):
21,614	Bank of America Corp.	310,593
29,936	JPMorgan Chase & Co.	1,095,957
113,900	Moody’s Corp.	2,268,888

		3,675,438

Electrical Equipment (0.6%):
129,220	ABB, Ltd., SP ADR	2,232,922

Electronic Equipment, Instruments & Components (1.7%):
114,190	Agilent Technologies, Inc.*	3,246,422
81,840	Tyco International, Ltd.	2,883,223

		6,129,645

Energy Equipment & Services (0.5%):
3,700	Schlumberger, Ltd.	204,758
37,759	Transocean, Ltd.*	1,749,374

		1,954,132

Food & Staples Retailing (6.8%):
253,020	Costco Wholesale Corp.	13,873,087
376,189	CVS Caremark Corp.	11,029,861

		24,902,948

Food Products (1.3%):
28,920	Hershey Co.	1,386,136
40,490	Nestle SA	1,954,276
49,850	Unilever NV, New York Shares	1,361,902

		4,702,314

Health Care Equipment & Supplies (1.8%):
69,000	Baxter International, Inc.	2,804,160
49,990	Becton Dickinson & Co.	3,380,324
16,980	CareFusion Corp.*	385,446

		6,569,930

Health Care Providers & Services (2.0%):
9,560	Cardinal Health, Inc.	321,312
152,120	Express Scripts, Inc.*	7,152,682

		7,473,994

Household Durables (0.1%):
14,272	Hunter Douglas NV	518,779

Household Products (2.0%):
120,050	Procter & Gamble Co. (The)	7,200,599

Insurance (11.9%):
141	Berkshire Hathaway, Inc., Class A*	16,920,000
7,640	Everest Re Group, Ltd.	540,301
4,010	Fairfax Financial Holdings, Ltd.	1,486,547
1,990	Fairfax Financial Holdings, Ltd.(a)	728,987
311,550	Loews Corp.	10,377,731
1,100	Markel Corp.*	374,000
504,510	Progressive Corp. (The)	9,444,427
80,498	Transatlantic Holdings, Inc.	3,860,684

		43,732,677

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Internet & Catalog Retail (0.3%):
2,930	Amazon.com, Inc.*	$320,132
76,160	Liberty Media Corp. — Capital, Series A*	799,680

		1,119,812

Internet Software & Services (1.0%):
7,960	Google, Inc., Class A*	3,541,802

IT Services (0.3%):
14,090	Visa, Inc., Class A	996,867

Machinery (0.1%):
13,430	PACCAR, Inc.	535,454

Marine (0.9%):
852,300	China Shipping Development Co., Ltd., Share H	1,073,059
22,070	Kuehne & Nagel International AG, Registered Shares	2,261,355

		3,334,414

Media (2.0%):
82,480	Grupo Televisa SA, SP ADR	1,435,977
6,086	Liberty Media-Starz, Series A*	315,498
215,380	News Corp.	2,575,945
96,820	Walt Disney Co. (The)	3,049,830

		7,377,250

Metals & Mining (0.8%):
56,850	BHP Billiton plc	1,470,899
36,815	Rio Tinto plc	1,610,799

		3,081,698

Shares or
Principal		Fair
Amount		Value
Oil, Gas & Consumable Fuels (14.2%):
283,220	Canadian Natural Resources, Ltd.	$9,411,401
1,825,700	China Coal Energy Co., Share H	2,289,649
6,640	ConocoPhillips	325,958
178,680	Devon Energy Corp.	10,885,186
142,610	EOG Resources, Inc.	14,028,546
164,750	Occidental Petroleum Corp.	12,710,462
235,660	OGX Petroleo e Gas Participacoes SA*	2,190,090

		51,841,292

Paper & Forest Products (0.9%):
242,020	Sino-Forest Corp., Class A*(a)	3,440,536

Personal Products (0.6%):
30,880	Mead Johnson Nutrition Co., Class A	1,547,706
24,990	Natura Cosmeticos SA	553,948

		2,101,654

Pharmaceuticals (7.2%):
155,140	Johnson & Johnson Co.	9,162,568
309,602	Merck & Co., Inc.	10,826,782
439,550	Pfizer, Inc.	6,267,983

		26,257,333

Real Estate Management & Development (1.1%):
53,560	Brookfield Asset Management, Inc., Class A	1,211,527
486,800	Hang Lung Group, Ltd.	2,622,824

		3,834,351

Semiconductors & Semiconductor Equipment (1.8%):
287,300	Texas Instruments, Inc.	6,688,344

Software (1.8%):
168,750	Activision Blizzard, Inc.	1,770,187
206,490	Microsoft Corp.	4,751,335

		6,521,522

Specialty Retail (2.3%):
153,610	Bed Bath & Beyond, Inc.*	5,695,859
144,410	CarMax, Inc.*	2,873,759

		8,569,618

Tobacco (1.0%):
75,910	Philip Morris International, Inc.	3,479,714

Transportation Infrastructure (1.1%):
1,084,104	China Merchants Holdings International Co., Ltd.	3,604,016
323,609	Cosco Pacific, Ltd.	382,095
51,490	LLX Logistica SA*	210,297

		4,196,408

Wireless Telecommunication Services (0.4%):
31,500	America Movil, SAB de C.V., SP ADR, Series L	1,496,250

Total Common Stocks (Cost $278,744,816)		347,942,828

Corporate Bonds (0.7%):
Automobiles (0.7%):
$2,000,000	Harley-Davidson, Inc., 15.00%, 2/1/14(b)	2,649,758

Total Corporate Bonds (Cost $2,000,000)		2,649,758

Convertible Bonds (0.1%):
Paper & Forest Products (0.1%):
488,000	Sino-Forest Corp., 5.00%, 8/1/13(b)	499,590

Total Convertible Bonds (Cost $488,000)		499,590

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Convertible Bonds, continued

Investment Companies (4.1%):
15,022,374	Dreyfus Treasury Prime Cash Management, 0.00%(c)	$15,022,374

Total Investment Companies (Cost $15,022,374)		15,022,374

Total Investment Securities (Cost $296,255,190)(d) — 100.0%		366,114,550
Net other assets (liabilities) — 0.0%		(52,522)

Net Assets — 100.0%		$366,062,028

Percentages indicated are based on net assets as of June 30, 2010.

ADR—American Depository Receipt

plc—Public Liability Company

*	Non-income producing security.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2010, these securities represent 0.8% of the net assets of the Fund.

(c)	The rate represents the effective yield at June 30, 2010.

(d)	Cost for federal income tax purposes is $303,578,605. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$78,989,683
Unrealized depreciation	(16,453,738)

Net unrealized appreciation	$62,535,945

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2010:

Country	Percentage
Bermuda	0.2%
Brazil	0.8%
Canada	4.9%
China	0.9%
Hong Kong	1.8%
Mexico	0.8%
Netherlands	1.7%
Switzerland	4.2%
United Kingdom	2.1%
United States	82.6%

100.0%

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL Davis
NY Venture
Fund

Assets:
Investment securities, at cost	$296,255,190

Investment securities, at value	$366,114,550
Interest and dividends receivable	553,161
Foreign currency, at value (cost $75,428)	79,010
Receivable for investments sold	533,362
Reclaim receivable	84,324
Prepaid expenses	4,485

Total Assets	367,368,892

Liabilities:
Payable for investments purchased	239,244
Payable for capital shares redeemed	599,527
Manager fees payable	225,151
Administration fees payable	26,575
Distribution fees payable	78,943
Custodian fees payable	18,415
Administrative and compliance services fees payable	6,962
Trustee fees payable	20,878
Other accrued liabilities	91,169

Total Liabilities	1,306,864

Net Assets	$366,062,028

Net Assets Consist of:
Capital	$484,480,337
Accumulated net investment income/(loss)	9,617,313
Accumulated net realized gains/(losses) from investment transactions	(197,901,257)
Net unrealized appreciation/(depreciation) on investments	69,865,635

Net Assets	$366,062,028

Shares of beneficial interest (unlimited number of shares authorized, no par value)	37,341,719
Net Asset Value (offering and redemption price per share)	$9.80

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Statement of Operations
For the Six Months Ended June 30, 2010
(Unaudited)

AZL Davis
NY Venture
Fund

Investment Income:
Interest	$213,898
Dividends	3,828,824
Foreign withholding tax	(95,961)

Total Investment Income	3,946,761

Expenses:
Manager fees	1,938,725
Administration fees	121,376
Distribution fees	646,242
Custodian fees	14,431
Administrative and compliance services fees	5,148
Trustees’ fees	16,174
Professional fees	29,775
Shareholder reports	24,116
Other expenses	11,630

Total expenses before reductions	2,807,617
Less expenses voluntarily waived/reimbursed by the Manager	(118,495)
Less expenses paid indirectly	(2,831)

Net expenses	2,686,291

Net Investment Income/(Loss)	1,260,470

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	20,097,967
Net realized gains/(losses) on futures transactions	(2,299,442)
Change in unrealized appreciation/(depreciation) on investments	(41,000,728)

Net Realized/Unrealized Gains/(Losses) on Investments	(23,202,203)

Change in Net Assets Resulting From Operations	$(21,941,733)

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Statements of Changes in Net Assets

	AZL Davis NY Venture Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2010	2009
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,260,470	$8,456,878
Net realized gains/(losses) on investment transactions	17,798,525	(57,053,441)
Change in unrealized appreciation/(depreciation) on investments	(41,000,728)	195,511,316

Change in net assets resulting from operations	(21,941,733)	146,914,753

Dividends to Shareholders:
From net investment income	—	(3,881,294)

Change in net assets resulting from dividends to shareholders	—	(3,881,294)

Capital Transactions:
Proceeds from shares issued	19,240,983	73,164,815
Proceeds from dividends reinvested	—	3,881,294
Value of shares redeemed	(204,542,291)	(98,769,181)

Change in net assets resulting from capital transactions	(185,301,308)	(21,723,072)

Change in net assets	(207,243,041)	121,310,387
Net Assets:
Beginning of period	573,305,069	451,994,682

End of period	$366,062,028	$573,305,069

Accumulated net investment income/(loss)	$9,617,313	$8,356,843

Share Transactions:
Shares issued	1,800,317	9,390,578
Dividends reinvested	—	389,297
Shares redeemed	(18,612,700)	(11,529,737)

Change in shares	(16,812,383)	(1,749,862)

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

		Year Ended December 31,

	Six Months
	Ended
	June 30, 2010	2009	2008	2007	2006	2005
	(Unaudited)

Net Asset Value, Beginning of Period	$10.59	$8.09	$14.13	$13.61	$11.99	$11.13

Investment Activities:
Net Investment Income/(Loss)	0.10	0.16	0.07	0.11	0.06	0.03
Net Realized and Unrealized Gains/ (Losses) on Investments	(0.89)	2.41	(5.70)	0.47	1.59	1.04

Total from Investment Activities	(0.79)	2.57	(5.63)	0.58	1.65	1.07

Dividends to Shareholders From:
Net Investment Income	—	(0.07)	(0.11)	(0.06)	(0.03)	(0.01)
Net Realized Gains	—	—	(0.30)	—	—	(0.20)

Total Dividends	—	(0.07)	(0.41)	(0.06)	(0.03)	(0.21)

Net Asset Value, End of Period	$9.80	$10.59	$8.09	$14.13	$13.61	$11.99

Total Return(a) (b)	(7.46)%	31.83%	(40.50)%	4.15%	13.91%	9.68%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$366,062	$573,305	$451,995	$572,298	$538,315	$348,036
Net Investment Income/(Loss)(c)	0.49%	1.72%	0.83%	0.82%	0.61%	0.54%
Expenses Before Reductions(c) (d)	1.09%	1.11%	1.12%	1.09%	1.12%	1.20%
Expenses Net of Reductions(c)	1.04%	1.06%	1.07%	1.09%	1.12%	1.20%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (e)	1.04%	1.06%	1.08%	1.09%	1.12%	1.20%
Portfolio Turnover Rate(b)	8.58%	23.29%	25.95%	14.67%	8.49%	3.62%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). These Notes to the Financial Statements are for the AZL Davis NY Venture Fund (the “Fund”). The Trust consists of 31 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco International Equity Fund (formerly AZL AIM International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund (formerly AZL Van Kampen Global Real Estate Fund)
•	AZL Morgan Stanley International Equity Fund (formerly AZL Van Kampen International Equity Fund)
•	AZL Morgan Stanley Mid Cap Growth Fund (formerly AZL Van Kampen Mid Cap Growth Fund)
•	AZL NACM International Growth Fund
•	AZL NFJ International Value Fund
•	AZL OCC Growth Fund
•	AZL OCC Opportunity Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Growth and Income Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. The Trust is authorized to offer Class 1 and Class 2 shares of the Fund. However, only Class 2 shares have been available since the Fund’s inception. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. During the period ended June 30, 2010, the Fund had no amounts outstanding related to securities lending.

Derivative Instruments

The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. During the period ended June 30, 2010, the Fund did not enter into any foreign currency exchange contracts.

Futures Contracts

The Fund may enter into futures contracts. The Fund uses futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. During the period ended June 30, 2010, the Fund had limited activity in these transactions.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Summary of Derivative Instruments

There were no open derivative positions as of June 30, 2010.

The following is a summary of the effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2010:

Change in Unrealized
Appreciation
	Location of Gain (Loss)	Realized Gain (Loss)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Equity Contracts	Net realized gains/(losses) on futures transactions	$(2,299,442)	$—

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to an amended and restated subadvisory agreement between the Manager and Davis Selected Advisers, L.P. (“Davis”), Davis provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. The annual expense limit of the Fund is 1.20%.

For the period ended June 30, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Davis NY Venture Fund	0.75%	1.20%

*	The Manager voluntarily reduced the management fee to 0.75% on the first $100 million of assets, 0.70% on next $400 million and 0.65% on assets above $500 million. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $8,982 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Exchanged traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Common Stocks:
Beverages	$11,240,603	$4,295,180	$15,535,783
Capital Markets	17,512,265	4,432,775	21,945,040
Food Products	2,748,038	1,954,276	4,702,314
Household Durables	—	518,779	518,779
Marine	—	3,334,414	3,334,414
Metals & Mining	—	3,081,698	3,081,698
Oil, Gas & Consumable Fuels	49,551,643	2,289,649	51,841,292
Real Estate Management & Development	1,211,527	2,622,824	3,834,351
Transportation Infrastructure	210,297	3,986,111	4,196,408
All Other Common Stocks+	238,952,749	—	238,952,749
Convertible Bonds	—	499,590	499,590
Corporate Bonds	—	2,649,758	2,649,758
Investment Companies	15,022,374	—	15,022,374

Total Investment Securities	$336,449,496	$29,665,054	$366,114,550

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Davis NY Venture Fund	$40,949,331	$49,341,454

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At June 30, 2010, the Fund held restricted securities representing 0.8% of net assets all of which have been deemed illiquid. The restricted illiquid securities held as of June 30, 2010 are identified below:

	Acquisition	Acquisition	Principal	Fair
Security	Date	Cost	Amount	Value
Harley-Davidson, Inc., 15.00%, 2/1/14	2/2/09	$3,000,000	$3,000,000	$2,649,758
Sino-Forest Corp., 5.00%, 8/1/13	7/17/08	488,000	488,000	499,590

7. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of the latest tax year end December 31, 2009, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations.

	Expires	Expires	Expires
	12/31/2015	12/31/2016	12/31/2017
AZL Davis NY Venture Fund	$119,495,375	$30,736,138	$44,314,504

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $14,210,034 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2010.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2009 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Davis NY Venture Fund	$3,881,294	$—	$3,881,294

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

As of the latest tax year end December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Appreciation(b)	(Deficit)
AZL Davis NY Venture Fund	$9,651,159	$9,651,159	$(208,756,051)	$102,628,316	$(96,476,576)

(b)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL® Dreyfus Equity Growth Fund
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Dreyfus Equity Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Dreyfus Equity Growth Fund	$1,000.00	$937.70	$4.80	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Dreyfus Equity Growth Fund	$1,000.00	$1,019.84	$5.01	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Dreyfus Equity Growth Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
Aerospace & Defense	2.4%
Auto Components	0.9
Beverages	3.1
Biotechnology	3.0
Capital Markets	1.5
Chemicals	2.2
Communications Equipment	3.7
Computers & Peripherals	10.9
Consumer Finance	1.2
Electronic Equipment, Instruments & Components	4.8
Energy Equipment & Services	2.7
Food & Staples Retailing	1.9
Food Products	0.9
Health Care Equipment & Supplies	2.9
Health Care Providers & Services	2.6
Health Care Technology	1.0
Hotels, Restaurants & Leisure	0.7
Household Products	1.9
Industrial Conglomerates	1.2
Insurance	1.3
Internet & Catalog Retail	2.5
Internet Software & Services	3.3
Life Sciences Tools & Services	0.6
Machinery	5.2
Media	2.5
Metals & Mining	1.4
Multiline Retail	2.8
Oil, Gas & Consumable Fuels	4.4
Personal Products	0.6
Pharmaceuticals	2.9
Road & Rail	1.0
Software	9.8
Specialty Retail	3.4
Tobacco	2.6
Investment Companies	7.6

101.4%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (93.8%):
Aerospace & Defense (2.4%):
21,770	Rockwell Collins, Inc.	$1,156,640
35,020	United Technologies Corp.	2,273,148

		3,429,788

Auto Components (0.9%):
26,880	Autoliv, Inc.*	1,286,208

Beverages (3.1%):
31,740	Dr Pepper Snapple Group, Inc.	1,186,759
52,750	PepsiCo, Inc.	3,215,112

		4,401,871

Biotechnology (3.0%):
15,900	Alexion Pharmaceuticals, Inc.*	813,921
16,910	Amgen, Inc.*	889,466
39,790	Amylin Pharmaceuticals, Inc.*	748,052
20,620	Celgene Corp.*	1,047,908
870	Dendreon Corp.*	28,127
31,050	Human Genome Sciences, Inc.*	703,593

		4,231,067

Capital Markets (1.5%):
20,850	State Street Corp.	705,147
31,330	T. Rowe Price Group, Inc.	1,390,739

		2,095,886

Chemicals (2.2%):
31,240	Air Products & Chemicals, Inc.	2,024,664
39,670	Celanese Corp., Series A	988,180

		3,012,844

Communications Equipment (3.7%):
185,780	Cisco Systems, Inc.*	3,958,972
24,580	Research In Motion, Ltd.*	1,210,811

		5,169,783

Computers & Peripherals (10.9%):
31,758	Apple Computer, Inc.*	7,988,090
37,300	International Business Machines Corp.	4,605,804
22,410	NetApp, Inc.*	836,117
58,490	Teradata Corp.*	1,782,775

		15,212,786

Consumer Finance (1.2%):
43,630	American Express Co.	1,732,111

Electronic Equipment, Instruments & Components (4.8%):
33,620	Agilent Technologies, Inc.*	955,816
35,130	Amphenol Corp., Class A	1,379,906
26,430	Dolby Laboratories, Inc., Class A*	1,656,897
46,490	Trimble Navigation, Ltd.*	1,301,720
39,090	Tyco International, Ltd.	1,377,141

		6,671,480

Energy Equipment & Services (2.7%):
31,270	Cameron International Corp.*	1,016,900
51,100	Schlumberger, Ltd.	2,827,874

		3,844,774

Food & Staples Retailing (1.9%):
26,420	Costco Wholesale Corp.	1,448,608
31,780	Whole Foods Market, Inc.*	1,144,716

		2,593,324

Food Products (0.9%):
44,480	Kraft Foods, Inc., Class A	1,245,440

Health Care Equipment & Supplies (2.9%):
27,110	Covidien plc	1,089,280
23,860	Edwards Lifesciences Corp.*	1,336,637
16,430	Hospira, Inc.*	943,903
13,860	Zimmer Holdings, Inc.*	749,133

		4,118,953

Health Care Providers & Services (2.6%):
54,230	AmerisourceBergen Corp.	1,721,802
40,900	Express Scripts, Inc.*	1,923,118

		3,644,920

Health Care Technology (1.0%):
18,120	Cerner Corp.*	1,375,127

Hotels, Restaurants & Leisure (0.7%):
31,624	Carnival Corp.	956,310

Household Products (1.9%):
21,480	Clorox Co. (The)	1,335,197
25,300	Energizer Holdings, Inc.*	1,272,084

		2,607,281

Industrial Conglomerates (1.2%):
118,700	General Electric Co.	1,711,654

Insurance (1.3%):
64,870	Genworth Financial, Inc.*	847,851
18,510	Prudential Financial, Inc.	993,247

		1,841,098

Internet & Catalog Retail (2.5%):
17,890	Amazon.com, Inc.*	1,954,661
13,770	Netflix, Inc.*	1,496,111

		3,450,772

Internet Software & Services (3.3%):
7,810	Equinix, Inc.*	634,328
8,817	Google, Inc., Class A*	3,923,124

		4,557,452

Life Sciences Tools & Services (0.6%):
20,200	Illumina, Inc.*	879,306

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Machinery (5.2%):
48,520	Caterpillar, Inc.	$2,914,596
23,730	Cummins, Inc.	1,545,535
33,162	Dover Corp.	1,385,840
40,340	Ingersoll-Rand plc	1,391,327

		7,237,298

Media (2.5%):
41,340	DIRECTV Group, Inc. (The), Class A*	1,402,253
86,000	News Corp.	1,028,560
32,740	Omnicom Group, Inc.	1,122,982

		3,553,795

Metals & Mining (1.4%):
33,940	Freeport-McMoRan Copper & Gold, Inc., Class B	2,006,872

Multiline Retail (2.8%):
36,400	Macy’s, Inc.	651,560
27,850	Nordstrom, Inc.	896,492
47,190	Target Corp.	2,320,332

		3,868,384

Oil, Gas & Consumable Fuels (4.4%):
42,740	ConocoPhillips	2,098,107
11,870	EOG Resources, Inc.	1,167,652
15,360	Newfield Exploration Co.*	750,490
18,390	Occidental Petroleum Corp.	1,418,788
11,250	Pioneer Natural Resources Co.	668,812

		6,103,849

Personal Products (0.6%):
14,960	Estee Lauder Co., Inc. (The), Class A	833,721

Pharmaceuticals (2.9%):
25,420	Allergan, Inc.	1,480,969
20,540	Merck & Co., Inc.	718,284
64,674	Pfizer, Inc.	922,251
41,040	Warner Chilcott plc, Class A*	937,764

		4,059,268

Road & Rail (1.0%):
27,030	Norfolk Southern Corp.	1,433,942

Software (9.8%):
44,470	BMC Software, Inc.*	1,539,996
49,650	Informatica Corp.*	1,185,642
186,520	Microsoft Corp.	4,291,825
167,410	Oracle Corp.	3,592,619
18,360	Salesforce.com, Inc.*	1,575,655
24,560	VMware, Inc., Class A*	1,537,210

		13,722,947

Specialty Retail (3.4%):
20,950	Abercrombie & Fitch Co., Class A	642,956
31,850	Dick’s Sporting Goods, Inc.*	792,746
39,395	Home Depot, Inc.	1,105,818
76,540	Staples, Inc.	1,458,087
19,490	Tiffany & Co.	738,866

		4,738,473

Tobacco (2.6%):
78,459	Philip Morris International, Inc.	3,596,561

Total Common Stocks (Cost $120,979,720)		131,225,345

Investment Companies (7.6%):
6,261,885	Dreyfus Treasury Prime Cash Management, 0.00%(a)	6,261,885
95,220	iShares Russell 1000 Growth Index Fund	4,364,885

Total Investment Companies (Cost $10,920,812)		10,626,770

Total Investment Securities (Cost $131,900,532)(b) — 101.4%		141,852,115
Net other assets (liabilities) — (1.4)%		(1,903,509)

Net Assets — 100.0%		$139,948,606

Percentages indicated are based on net assets as of June 30, 2010.

plc—Public Liability Company

*	Non-income producing security.

(a)	The rate represents the effective yield at June 30, 2010.

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

(b)	Cost for federal income tax purposes is $135,337,970. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$16,623,292
Unrealized depreciation	(10,109,147)

Net unrealized appreciation	$6,514,145

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2010:

Country	Percentage
Canada	0.9%
Ireland	2.4%
Netherlands	2.0%
Panama	0.7%
Switzerland	1.0%
United States	93.0%

100.0%

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL Dreyfus
Equity
Growth Fund

Assets:
Investment securities, at cost	$131,900,532

Investment securities, at value	$141,852,115
Dividends receivable	145,636
Receivable for capital shares issued	86
Receivable for investments sold	7,092,374
Prepaid expenses	1,213

Total Assets	149,091,424

Liabilities:
Payable for investments purchased	8,664,764
Payable for capital shares redeemed	326,712
Manager fees payable	85,156
Administration fees payable	7,799
Distribution fees payable	30,413
Custodian fees payable	3,502
Administrative and compliance services fees payable	1,455
Trustee fees payable	4,364
Other accrued liabilities	18,653

Total Liabilities	9,142,818

Net Assets	$139,948,606

Net Assets Consist of:
Capital	$171,685,125
Accumulated net investment income/(loss)	776,900
Accumulated net realized gains/(losses) from investment transactions	(42,465,002)
Net unrealized appreciation/(depreciation) on investments	9,951,583

Net Assets	$139,948,606

Shares of beneficial interest (unlimited number of shares authorized, no par value)	18,993,706
Net Asset Value (offering and redemption price per share)	$7.37

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Statement of Operations
For the Six Months Ended June 30, 2010
(Unaudited)

AZL Dreyfus
Equity
Growth Fund

Investment Income:
Dividends	$876,762

Total Investment Income	876,762

Expenses:
Manager fees	594,632
Administration fees	35,802
Distribution fees	192,012
Custodian fees	4,604
Administrative and compliance services fees	1,725
Trustees’ fees	5,399
Professional fees	9,628
Shareholder reports	8,264
Other expenses	3,395

Total expenses before reductions	855,461
Less expenses voluntarily waived/reimbursed by the Manager	(57,000)
Less expenses paid indirectly	(33,549)

Net expenses	764,912

Net Investment Income/(Loss)	111,850

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	12,527,424
Change in unrealized appreciation/(depreciation) on investments	(22,343,912)

Net Realized/Unrealized Gains/(Losses) on Investments	(9,816,488)

Change in Net Assets Resulting From Operations	$(9,704,638)

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Statements of Changes in Net Assets

	AZL Dreyfus Equity Growth Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2010	2009
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$111,850	$665,053
Net realized gains/(losses) on investment transactions	12,527,424	(24,934,979)
Change in unrealized appreciation/(depreciation) on investments	(22,343,912)	65,113,936

Change in net assets resulting from operations	(9,704,638)	40,844,010

Dividends to Shareholders:
From net investment income	—	(692,926)

Change in net assets resulting from dividends to shareholders	—	(692,926)

Capital Transactions:
Proceeds from shares issued	14,106,828	9,743,541
Proceeds from dividends reinvested	—	692,926
Value of shares redeemed	(18,841,184)	(20,801,511)

Change in net assets resulting from capital transactions	(4,734,356)	(10,365,044)

Change in net assets	(14,438,994)	29,786,040
Net Assets:
Beginning of period	154,387,600	124,601,560

End of period	$139,948,606	$154,387,600

Accumulated net investment income/(loss)	$776,900	$665,050

Share Transactions:
Shares issued	1,753,193	1,575,892
Dividends reinvested	—	94,791
Shares redeemed	(2,409,734)	(3,279,377)

Change in shares	(656,541)	(1,608,694)

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended December 31,
	June 30, 2010	2009	2008	2007	2006	2005
	(Unaudited)

Net Asset Value, Beginning of Period	$7.86	$5.86	$11.05	$10.52	$9.84	$9.77

Investment Activities:
Net Investment Income/(Loss)	0.01	0.04	0.04	0.02	0.01	— (a)
Net Realized and Unrealized Gains/(Losses) on Investments	(0.50)	1.99	(4.40)	0.89	1.22	0.44

Total from Investment Activities	(0.49)	2.03	(4.36)	0.91	1.23	0.44

Dividends to Shareholders From:
Net Investment Income	—	(0.03)	(0.03)	(0.01)	— (a)	(0.03)
Net Realized Gains	—	—	(0.80)	(0.37)	(0.55)	(0.34)

Total Dividends	—	(0.03)	(0.83)	(0.38)	(0.55)	(0.37)

Net Asset Value, End of Period	$7.37	$7.86	$5.86	$11.05	$10.52	$9.84

Total Return(b) (c)	(6.23)%	34.76%	(41.63)%	8.75%	12.93%	4.56%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$139,949	$154,388	$124,602	$292,684	$120,849	$88,325
Net Investment Income/(Loss)(d)	0.15%	0.49%	0.33%	0.34%	0.12%	0.00%
Expenses Before Reductions(d) (e)	1.11%	1.12%	1.10%	1.23%	1.19%	1.22%
Expenses Net of Reductions(d)	1.00%	0.97%	0.98%	1.17%	1.19%	1.19%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d) (f)	1.04%	1.05%	1.03%	1.20%	1.19%	1.20%
Portfolio Turnover Rate(c)	61.68%	164.97%	127.46%	73.29%	117.91%	134.74%

(a)	Amount less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). These Notes to the Financial Statements are for the AZL Dreyfus Equity Growth Fund (the “Fund”). The Trust consists of 31 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco International Equity Fund (formerly AZL AIM International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund (formerly AZL Van Kampen Global Real Estate Fund)
•	AZL Morgan Stanley International Equity Fund (formerly AZL Van Kampen International Equity Fund)
•	AZL Morgan Stanley Mid Cap Growth Fund (formerly AZL Van Kampen Mid Cap Growth Fund)
•	AZL NACM International Growth Fund
•	AZL NFJ International Value Fund
•	AZL OCC Growth Fund
•	AZL OCC Opportunity Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Growth and Income Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. During the period ended June 30, 2010, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

The Fund did not enter into any derivative instruments during the period. The following is a description of derivative instruments that the Fund may utilize, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. During the period ended June 30, 2010, the Fund did not enter into any foreign currency exchange contracts.

Futures Contracts

The Fund may enter into futures contracts. The Fund uses futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. During the period ended June 30, 2010, the Fund did not enter into any future contracts.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement between the Manager and The Dreyfus Corporation (“Dreyfus”), Dreyfus provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. The annual expense limit of the Fund is 1.20%.

The fees payable to the Manager are based on a tiered structure for various net asset levels as follows: the first $10 million at 1.00%, the next $10 million at 0.875% and above $20 million at 0.75%. The Manager voluntarily reduced the management fees to 0.70%. The Manager reserves the right to stop reducing the management fee at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $2,476 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Exchanged traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Common Stocks+	$131,225,345	$—	$131,225,345
Investment Company	10,626,770	—	10,626,770

Total Investment Securities	$141,852,115	$—	$141,852,115

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

5. Security Purchases and Sales

For the period ended June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Dreyfus Equity Growth Fund	$92,545,916	$100,074,653

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of the latest tax year end December 31, 2009, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations.

	Expires	Expires
	12/31/2016	12/31/2017
AZL Dreyfus Equity Growth Fund	$14,657,061	$36,212,441

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2009 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Dreyfus Equity Growth Fund	$692,926	$—	$692,926

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

As of the latest tax year end December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

	Undistributed		Accumulated		Total
	Ordinary	Accumulated	Capital and	Unrealized	Accumulated
	Income	Earnings	Other Losses	Appreciation(a)	Earnings (Deficit)
AZL Dreyfus Equity Growth Fund	$665,050	$665,050	$(50,869,502)	$28,172,571	$(22,031,881)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (”Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL® Eaton Vance Large Cap Value Fund
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Eaton Vance Large Cap Value Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Eaton Vance Large Cap Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Eaton Vance Large Cap Value Fund	$1,000.00	$914.40	$4.98	1.05%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Eaton Vance Large Cap Value Fund	$1,000.00	$1,019.59	$5.26	1.05%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Eaton Vance Large Cap Value Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Eaton Vance Large Cap Value Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
Aerospace & Defense	4.2%
Beverages	1.1
Biotechnology	1.3
Capital Markets	2.4
Chemicals	0.6
Commercial Banks	8.1
Commercial Services & Supplies	1.0
Communications Equipment	1.3
Computers & Peripherals	3.5
Consumer Finance	1.4
Diversified Financial Services	5.0
Diversified Telecommunication Services	2.2
Electric Utilities	1.5
Electronic Equipment, Instruments & Components	1.4
Food & Staples Retailing	2.7
Food Products	2.8
Health Care Equipment & Supplies	1.0
Health Care Providers & Services	0.6
Hotels, Restaurants & Leisure	3.2
Household Products	0.9
Industrial Conglomerates	1.6
Insurance	5.4
IT Services	1.6
Life Sciences Tools & Services	0.7
Machinery	1.9
Media	1.4
Metals & Mining	3.1
Multi-Utilities	3.0
Multiline Retail	1.1
Oil, Gas & Consumable Fuels	12.8
Pharmaceuticals	8.0
Real Estate Investment Trusts (REITs)	2.7
Road & Rail	1.5
Semiconductors & Semiconductor Equipment	1.0
Software	1.6
Specialty Retail	3.7
Wireless Telecommunication Services	1.1
Investment Companies	2.6

101.0%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Eaton Vance Large Cap Value Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.4%):
Aerospace & Defense (4.2%):
44,687	Boeing Co. (The)	$2,804,109
89,462	General Dynamics Corp.	5,238,895
127,817	United Technologies Corp.	8,296,601

		16,339,605

Beverages (1.1%):
70,292	PepsiCo, Inc.	4,284,297

Biotechnology (1.3%):
98,421	Amgen, Inc.*	5,176,945

Capital Markets (2.4%):
53,688	Goldman Sachs Group, Inc.	7,047,624
51,088	Northern Trust Corp.	2,385,809

		9,433,433

Chemicals (0.6%):
38,309	Air Products & Chemicals, Inc.	2,482,806

Commercial Banks (8.1%):
255,627	Fifth Third Bancorp	3,141,656
449,922	KeyCorp	3,459,900
155,983	PNC Financial Services Group, Inc.	8,813,040
262,067	U.S. Bancorp	5,857,197
396,261	Wells Fargo & Co.	10,144,282

		31,416,075

Commercial Services & Supplies (1.0%):
127,741	Waste Management, Inc.	3,997,016

Communications Equipment (1.3%):
108,687	Cisco Systems, Inc.*	2,316,120
258,803	Telefonaktiebolaget LM Ericsson, SP ADR	2,852,009

		5,168,129

Computers & Peripherals (3.5%):
178,983	Hewlett-Packard Co.	7,746,384
47,807	International Business Machines Corp.	5,903,209

		13,649,593

Consumer Finance (1.4%):
134,196	American Express Co.	5,327,581

Diversified Financial Services (5.0%):
683,812	Bank of America Corp.	9,826,379
263,348	JPMorgan Chase & Co.	9,641,170

		19,467,549

Diversified Telecommunication Services (2.2%):
172,540	AT&T, Inc.	4,173,743
146,964	Verizon Communications, Inc.	4,117,931

		8,291,674

Electric Utilities (1.5%):
178,976	American Electric Power Co., Inc.	5,780,925

Electronic Equipment, Instruments & Components (1.4%):
127,832	Corning, Inc.	2,064,487
89,434	Tyco International, Ltd.	3,150,760

		5,215,247

Food & Staples Retailing (2.7%):
133,988	CVS Caremark Corp.	3,928,528
133,894	Wal-Mart Stores, Inc.	6,436,285

		10,364,813

Food Products (2.8%):
63,888	Kellogg Co.	3,213,566
159,428	Nestle SA	7,694,896

		10,908,462

Health Care Equipment & Supplies (1.0%):
95,947	Covidien plc	3,855,150

Health Care Providers & Services (0.6%):
77,436	UnitedHealth Group, Inc.	2,199,182

Hotels, Restaurants & Leisure (3.2%):
84,150	Carnival Corp.	2,544,696
147,453	McDonald’s Corp.	9,712,729

		12,257,425

Household Products (0.9%):
57,445	Kimberly-Clark Corp.	3,482,890

Industrial Conglomerates (1.6%):
437,186	General Electric Co.	6,304,222

Insurance (5.4%):
121,391	Lincoln National Corp.	2,948,587
190,473	MetLife, Inc.	7,192,261
159,811	Prudential Financial, Inc.	8,575,458
44,746	Travelers Cos., Inc. (The)	2,203,741

		20,920,047

IT Services (1.6%):
58,837	Accenture plc, Class A	2,274,050
19,404	MasterCard, Inc., Class A	3,871,680

		6,145,730

Life Sciences Tools & Services (0.7%):
51,211	Thermo Fisher Scientific, Inc.*	2,511,900

Machinery (1.9%):
63,912	Caterpillar, Inc.	3,839,194
89,442	PACCAR, Inc.	3,566,052

		7,405,246

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Eaton Vance Large Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Media (1.4%):
51,151	Time Warner Cable, Inc.	$2,663,944
89,521	Walt Disney Co. (The)	2,819,912

		5,483,856

Metals & Mining (3.1%):
75,140	BHP Billiton, Ltd., SP ADR	4,657,928
76,691	Freeport-McMoRan Copper & Gold, Inc., Class B	4,534,739
76,665	United States Steel Corp.	2,955,436

		12,148,103

Multi-Utilities (3.0%):
95,861	PG&E Corp.	3,939,887
127,855	Public Service Enterprise Group, Inc.	4,005,697
76,515	Sempra Energy	3,580,137

		11,525,721

Multiline Retail (1.1%):
83,081	Target Corp.	4,085,093

Oil, Gas & Consumable Fuels (12.8%):
102,214	Apache Corp.	8,605,397
185,093	ConocoPhillips	9,086,215
153,479	Exxon Mobil Corp.	8,759,047
153,361	Hess Corp.	7,720,193
121,460	Occidental Petroleum Corp.	9,370,639
147,310	Peabody Energy Corp.	5,764,240

		49,305,731

Pharmaceuticals (8.0%):
157,157	Abbott Laboratories	7,351,804
127,411	Johnson & Johnson Co.	7,524,894
229,650	Merck & Co., Inc.	8,030,860
555,264	Pfizer, Inc.	7,918,065

		30,825,623

Real Estate Investment Trusts (REITs) (2.7%):
51,080	Avalonbay Communities, Inc.	4,769,339
33,264	Boston Properties, Inc.	2,373,054
47,299	Vornado Realty Trust	3,450,462

		10,592,855

Road & Rail (1.5%):
83,251	Union Pacific Corp.	5,786,777

Semiconductors & Semiconductor Equipment (1.0%):
191,688	Intel Corp.	3,728,332

Software (1.6%):
179,117	Microsoft Corp.	4,121,482
89,425	Oracle Corp.	1,919,061

		6,040,543

Specialty Retail (3.7%):
198,113	Best Buy Co., Inc.	6,708,106
147,115	Staples, Inc.	2,802,541
112,461	TJX Cos., Inc.	4,717,739

		14,228,386

Wireless Telecommunication Services (1.1%):
127,819	Rogers Communications, Inc., Class B	4,187,350

Total Common Stocks (Cost $402,220,813)		380,324,312

Investment Companies (2.6%):
10,019,061	Dreyfus Treasury Prime Cash Management, 0.00%(a)	10,019,061

Total Investment Companies (Cost $10,019,061)		10,019,061

Total Investment Securities (Cost $412,239,874)(b) — 101.0%		390,343,373
Net other assets (liabilities) — (1.0)%		(3,928,844)

Net Assets — 100.0%		$386,414,529

Percentages indicated are based on net assets as of June 30, 2010.

ADR—American Depository Receipt

plc—Public Liability Company

REIT—Real Estate Investment Trust

*	Non-income producing security.

(a)	The rate represents the effective yield at June 30, 2010.

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Eaton Vance Large Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

(b)	Cost for federal income tax purposes is $419,378,666. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$10,512,997
Unrealized depreciation	(39,548,290)

Net unrealized depreciation	$(29,035,293)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2010:

Country	Percentage
Australia	1.2%
Canada	1.1%
Ireland	1.6%
Panama	0.7%
Sweden	0.7%
Switzerland	2.8%
United States	91.9%

100.0%

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Eaton Vance Large Cap Value Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL Eaton
Vance Large
Cap Value
Fund

Assets:
Investment securities, at cost	$412,239,874

Investment securities, at value	$390,343,373
Dividends receivable	504,265
Foreign currency, at value (cost $140,948)	149,897
Receivable for capital shares issued	212,678
Receivable for investments sold	2,203,851
Prepaid expenses	3,218

Total Assets	393,417,282

Liabilities:
Payable for investments purchased	6,226,220
Payable for capital shares redeemed	368,373
Manager fees payable	237,340
Administration fees payable	19,387
Distribution fees payable	83,297
Custodian fees payable	5,297
Administrative and compliance services fees payable	3,749
Trustee fees payable	11,243
Other accrued liabilities	47,847

Total Liabilities	7,002,753

Net Assets	$386,414,529

Net Assets Consist of:
Capital	$552,404,018
Accumulated net investment income/(loss)	6,762,944
Accumulated net realized gains/(losses) from investment transactions	(150,864,881)
Net unrealized appreciation/(depreciation) on investments	(21,887,552)

Net Assets	$386,414,529

Shares of beneficial interest (unlimited number of shares authorized, no par value)	55,682,642
Net Asset Value (offering and redemption price per share)	$6.94

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Eaton Vance Large Cap Value Fund
Statement of Operations
For the Six Months Ended June 30, 2010
(Unaudited)

AZL Eaton
Vance Large
Cap Value
Fund

Investment Income:
Dividends	$4,153,347
Foreign withholding tax	(75,276)

Total Investment Income	4,078,071

Expenses:
Manager fees	1,544,430
Administration fees	93,515
Distribution fees	517,599
Custodian fees	7,338
Administrative and compliance services fees	4,915
Trustees’ fees	15,395
Professional fees	27,213
Shareholder reports	23,603
Other expenses	9,606

Total expenses before reductions	2,243,614
Less expenses voluntarily waived/reimbursed by the Manager	(70,356)

Net expenses	2,173,258

Net Investment Income/(Loss)	1,904,813

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(7,101,370)
Change in unrealized appreciation/(depreciation) on investments	(32,274,445)

Net Realized/Unrealized Gains/(Losses) on Investments	(39,375,815)

Change in Net Assets Resulting From Operations	$(37,471,002)

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Eaton Vance Large Cap Value Fund
Statements of Changes in Net Assets

	AZL Eaton Vance
	Large Cap Value Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2010	2009
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,904,813	$4,862,490
Net realized gains/(losses) on investment transactions	(7,101,370)	(41,120,631)
Change in unrealized appreciation/(depreciation) on investments	(32,274,445)	125,975,556

Change in net assets resulting from operations	(37,471,002)	89,717,415

Dividends to Shareholders:
From net investment income	—	(11,096,604)

Change in net assets resulting from dividends to shareholders	—	(11,096,604)

Capital Transactions:
Proceeds from shares issued	46,526,384	52,387,278
Proceeds from dividends reinvested	—	11,096,604
Value of shares redeemed	(31,020,042)	(79,494,253)

Change in net assets resulting from capital transactions	15,506,342	(16,010,371)

Change in net assets	(21,964,660)	62,610,440
Net Assets:
Beginning of period	408,379,189	345,768,749

End of period	$386,414,529	$408,379,189

Accumulated net investment income/(loss)	$6,762,944	$4,858,131

Share Transactions:
Shares issued	5,914,292	9,029,352
Dividends reinvested	—	1,518,003
Shares redeemed	(4,070,293)	(12,727,212)

Change in shares	1,843,999	(2,179,857)

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Eaton Vance Large Cap Value Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended December 31,
	June 30, 2010	2009	2008	2007	2006	2005
	(Unaudited)

Net Asset Value, Beginning of Period	$7.59	$6.17	$11.21	$12.00	$11.15	$11.23

Investment Activities:
Net Investment Income/(Loss)	0.03	0.10	0.22	0.19	0.18	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	(0.68)	1.53	(3.95)	(0.43)	1.52	0.31

Total from Investment Activities	(0.65)	1.63	(3.73)	(0.24)	1.70	0.42

Dividends to Shareholders From:
Net Investment Income	—	(0.21)	(0.20)	(0.20)	(0.13)	(0.04)
Net Realized Gains	—	—	(1.11)	(0.35)	(0.72)	(0.46)

Total Dividends	—	(0.21)	(1.31)	(0.55)	(0.85)	(0.50)

Net Asset Value, End of Period	$6.94	$7.59	$6.17	$11.21	$12.00	$11.15

Total Return(a) (b)	(8.56)%	26.53%	(36.18)%	(2.22)%	15.76%	3.92%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$386,415	$408,379	$345,769	$754,496	$705,155	$559,933
Net Investment Income/(Loss)(c)	0.92%	1.36%	2.00%	1.58%	1.71%	1.44%
Expenses Before Reductions(c) (d)	1.08%	1.10%	1.07%	1.08%	1.08%	1.19%
Expenses Net of Reductions(c)	1.05%	1.05%	1.01%	1.05%	1.05%	1.18%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (e)	N/A	1.07%	1.03%	1.05%	1.05%	1.19%
Portfolio Turnover Rate(b)	24.97%	118.17%	25.81%	22.75%	28.14%	30.83%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Eaton Vance Large Cap Value Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). These Notes to the Financial Statements are for the AZL Eaton Vance Large Cap Value Fund (the “Fund”). The Trust consists of 31 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco International Equity Fund (formerly AZL AIM International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund (formerly AZL Van Kampen Global Real Estate Fund)
•	AZL Morgan Stanley International Equity Fund (formerly AZL Van Kampen International Equity Fund)
•	AZL Morgan Stanley Mid Cap Growth Fund (formerly AZL Van Kampen Mid Cap Growth Fund)
•	AZL NACM International Growth Fund
•	AZL NFJ International Value Fund
•	AZL OCC Growth Fund
•	AZL OCC Opportunity Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Growth and Income Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Eaton Vance Large Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Eaton Vance Large Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. During the period ended June 30, 2010, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

The Fund did not enter into any derivative instruments during the period. The following is a description of derivative instruments that the Fund may utilize, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. During the period ended June 30, 2010, the Fund did not enter into any foreign currency exchange contracts.

Futures Contracts

The Fund may enter into futures contracts. The Fund uses futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. During the period ended June 30, 2010, the Fund did not enter into any future contracts.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Eaton Vance Large Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Eaton Vance Management (“Eaton Vance”), Eaton Vance provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. The annual expense limit of the Fund is 1.20%.

The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $100 million at 0.775%, the next $150 million at 0.75%, the next $250 million at 0.725% and above $500 million at 0.675%. The Manager voluntarily reduced the management fees as follows: the first $100 million at 0.75%, from $100 million to $500 million at 0.70% and above $500 million at 0.65%. The Manager reserves the right to stop reducing the manager fee at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Eaton Vance Large Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $6,616 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Exchanged traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Eaton Vance Large Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Common Stocks:
Food Products	$3,213,566	$7,694,896	$10,908,462
All Other Common Stocks+	369,415,850	—	369,415,850
Investment Companies	10,019,061	—	10,019,061

Total Investment Securities	$382,648,477	$7,694,896	$390,343,373

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

5. Security Purchases and Sales

For the period ended June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Eaton Vance Large Cap Value Fund	$102,993,841	$100,961,146

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of the latest tax year end December 31, 2009, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations.

	Expires	Expires
	12/31/2016	12/31/2017
AZL Eaton Vance Large Cap Value Fund	$52,518,858	$84,363,039

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Eaton Vance Large Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $363,059 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2010.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2009 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Eaton Vance Large Cap Value Fund	$11,096,604	$—	$11,096,604

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

	Undistributed		Accumulated		Total
	Ordinary	Accumulated	Capital and	Unrealized	Accumulated
	Income	Earnings	Other Losses	Appreciation(a)	Earnings (Deficit)
AZL Eaton Vance Large Cap Value Fund	$4,821,869	$4,821,869	$(137,244,956)	$3,904,600	$(128,518,487)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room, may be obtained by calling 800-SEC-0330.

17

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL® Enhanced Bond Index Fund
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Enhanced Bond Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Enhanced Bond Index Fund	$1,000.00	$1,047.80	$3.55	0.70%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Enhanced Bond Index Fund	$1,000.00	$1,021.32	$3.51	0.70%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Enhanced Bond Index Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
Beverages	0.5%
Capital Markets	2.2
Commercial Banks	1.0
Diversified Consumer Services	0.4
Diversified Financial Services	6.0
Diversified Telecommunication Services	2.4
Electric Utilities	1.4
Electronic Equipment, Instruments & Components	0.3
Food Products	0.3
Health Care Equipment & Supplies	0.3
Health Care Technology	0.1
Insurance	2.5
Investment Companies	26.1
Media	2.4
Metals & Mining	0.1
Oil, Gas & Consumable Fuels	2.4
Paper & Forest Products	0.1
Pharmaceuticals	0.2
Road & Rail	0.1
Software	0.7
Sovereign Bond	3.1
Thrifts & Mortgage Finance	0.1
Tobacco	0.3
Asset Backed Securities	2.2
Collateralized Mortgage Obligations	7.6
Municipal Bonds	2.3
U.S. Government Agency	0.1
U.S. Government Agency Mortgages	38.7
U.S. Treasury Obligations	14.0
Securities Sold Short	(3.7)

114.2%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

Principal		Fair
Amount		Value
Asset Backed Securities (2.2%):
$615,000	Bank of America Auto Trust, Series 2009-1A, Class A3, 2.67%, 7/15/13(a)	$625,834
205,000	Bank of America Auto Trust, Series 2009-2A, Class A3, 2.13%, 9/15/13(a)	207,714
150,000	CarMax Auto Owner Trust, Series 2009-1, Class A3, 4.12%, 3/15/13	154,053
250,000	Ford Credit Auto Owner Trust, Series 2009-A, Class A4, 6.07%, 12/15/12	275,049
155,000	Ford Credit Auto Owner Trust, Series 2009-A, Class A3A, 3.96%, 5/15/13	158,894
1,000,000	GMAC Mortgage Servicer Advance Funding Co., Ltd., Series 2010-1A, Class A, 4.25%, 5/15/11(a)	1,000,000
36,585	GSAA Home Equity Trust, Series 2007-5, Class 1AV1, 0.45%, 5/25/37(b)	21,335
518,622	Henderson Receivables LLC, Series 2010-1A, Class A, 5.56%, 8/15/35(a)	522,512

Total Asset Backed Securities (Cost $2,947,663)		2,965,391

Collateralized Mortgage Obligations (7.6%):
590,000	Arkle Master Issuer plc, Series 2010-1A, Class 2A, 1.53%, 2/17/15(a)(b)	582,625
350,000	Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A2, 5.66%, 7/10/12(b)	359,681
830,000	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.63%, 4/10/49(b)	857,705
950,000	Credit Suisse Mortgage Capital Certificate, Series 2007-C3, Class A2, 5.91%, 6/15/39(b)	975,376
711,000	Credit Suisse Mortgage Capital Certificate, Series 2007-C2, Class A2, 5.45%, 1/15/49(b)	726,975
150,744	Fannie Mae, Series 2009-70, Class NT, 4.00%, 8/25/19	159,977
6,634	Fannie Mae, Series 2005-57, Class PA, 5.50%, 5/25/27	6,638
117,192	Freddie Mac, Series 2890, Class KC, 4.50%, 2/15/19	123,160
500,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 6.09%, 7/10/38(b)	522,642
180,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, 4.80%, 8/10/42(b)	186,941
650,000	Holmes Master Issuer plc, Series 2007-2A, Class 3A1, 0.38%, 7/15/21(b)	639,820
1,260,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A3B, 5.45%, 5/15/45	1,311,195
1,000,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2, 5.80%, 6/15/49(b)	1,036,889
1,085,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, 9/15/39	1,122,065
190,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.87%, 9/15/45(b)	191,418
200,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A2, 6.04%, 8/11/12(b)	209,725
620,000	RBSCF Trust, Series 2010-RR3, Class WBTA, 6.10%, 4/16/17(a)(b)	649,934
595,000	Station Place Securitization Trust, Series 2009-1, Class A, 1.85%, 12/29/10(a)(b)	595,000

Total Collateralized Mortgage Obligations (Cost $9,905,298)		10,257,766

Corporate Bonds (18.3%):
Beverages (0.5%):
685,000	Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12	703,185

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued

Capital Markets (2.2%):
$180,000	Ameriprise Financial, Inc., 5.30%, 3/15/20	$188,055
125,000	Bank of New York Mellon Corp. (The), 4.30%, 5/15/14	134,254
235,000	Goldman Sachs Capital Corp. II, 5.79%, 12/29/49, Callable 6/1/12 @ 100(b)	177,425
580,000	Goldman Sachs Group, Inc., 3.63%, 8/1/12, MTN	590,849
450,000	Goldman Sachs Group, Inc., 5.38%, 3/15/20, MTN	444,652
480,000	Morgan Stanley, Series G, 2.93%, 5/14/13, MTN(b)	481,717
905,000	Morgan Stanley, Series F, 6.25%, 8/28/17, MTN	920,056

		2,937,008

Commercial Banks (0.7%):
400,000	Dexia Credit Local SA NY, 2.00%, 3/5/13(a)	399,779
50,000	Enterprise Products Operating LP, 6.13%, 2/1/13	53,973
50,000	Enterprise Products Operating LP, Series L, 6.30%, 9/15/17	55,931
230,000	Enterprise Products Operating LP, 5.25%, 1/31/20	236,790
110,000	Landwirtschaftliche Rentenbank, Series E, 4.38%, 1/15/13, MTN	118,276

		864,749

Diversified Consumer Services (0.4%):
471,000	Yale University, Series B, 2.90%, 10/15/14, MTN	488,572

Diversified Financial Services (3.3%):
480,000	Bank of America Corp., 5.63%, 7/1/20	483,813
125,000	BP Capital Markets plc, 1.55%, 8/11/11	119,102
330,000	Citibank Credit Card Issuance Trust, Series 2001-A4, 5.38%, 4/11/11	412,427
255,000	Citigroup Funding, Inc., 2.13%, 7/12/12	261,610
200,000	Citigroup Funding, Inc., 1.88%, 10/22/12	204,204
480,000	Citigroup, Inc., 6.00%, 12/13/13	503,574
535,000	Crown Castle Towers LLC, 6.11%, 1/15/20(a)	587,192
150,000	General Electric Capital Corp., Series G, 2.00%, 9/28/12, MTN	153,582
35,000	General Electric Capital Corp., 2.13%, 12/21/12	35,983
555,000	General Electric Capital Corp., Series G, 6.15%, 8/7/37, MTN	563,055
190,000	Goldman Sachs Group, Inc., 6.00%, 6/15/20	195,915
860,000	JPMorgan Chase & Co., 6.30%, 4/23/19	971,366

		4,491,823

Diversified Telecommunication Services (1.4%):
400,000	AT&T, Inc., 6.40%, 5/15/38	439,777
920,000	Verizon Communications, Inc., 6.35%, 4/1/19	1,064,566
295,000	Verizon Wireless, 8.50%, 11/15/18	383,541

		1,887,884

Electric Utilities (1.4%):
220,000	Carolina Power & Light Co., 5.70%, 4/1/35	237,960
100,000	Duke Energy Corp., 3.95%, 9/15/14	105,143
65,000	Florida Power & Light Co., 5.95%, 2/1/38	74,246
40,000	MidAmerican Energy Holdings Co., 5.95%, 5/15/37	42,836
850,000	Pacificorp, 5.65%, 7/15/18	971,588
35,000	Pacificorp, 6.25%, 10/15/37	41,098
350,000	Progress Energy Carolinas, Inc., 5.30%, 1/15/19	391,354

		1,864,225

Electronic Equipment, Instruments & Components (0.3%):
400,000	SBA Tower Trust, 4.25%, 4/15/15(a)(c)	419,433

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued

Food Products (0.3%):
$255,000	Kraft Foods, Inc., 5.38%, 2/10/20	$273,245
90,000	Kraft Foods, Inc., 6.50%, 2/9/40	100,650

		373,895

Health Care Equipment & Supplies (0.2%):
200,000	CareFusion Corp., 6.38%, 8/1/19	228,466

Health Care Technology (0.1%):
160,000	Life Technologies Corp., 6.00%, 3/1/20	173,265

Insurance (2.5%):
295,000	Chubb Corp., 6.38%, 3/29/67, Callable 4/15/17 @ 100(b)	283,200
165,000	Lincoln National Corp., 7.00%, 5/17/66, Callable 5/17/16 @ 100(b)	137,363
960,000	MetLife Global Funding I, 2.50%, 1/11/13(a)	970,885
1,125,000	MetLife, Inc., 6.75%, 6/1/16	1,272,768
315,000	Progressive Corp. (The), 6.70%, 6/15/37, Callable 6/15/17 @ 100(b)	294,525
180,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39(a)	209,654
235,000	Travelers Cos., Inc. (The), 6.25%, 3/15/37, Callable 3/15/17 @ 100(b)	220,517

		3,388,912

Media (2.4%):
1,110,000	Comcast Corp., 5.30%, 1/15/14	1,218,370
295,000	Cox Communications, Inc., 8.38%, 3/1/39(a)	401,003
170,000	Discovery Communications, Inc., 3.70%, 6/1/15	174,292
245,000	Historic TW, Inc., 6.88%, 6/15/18	288,264
280,000	NBC Universal, Inc., 5.15%, 4/30/20(a)	292,037
490,000	News America, Inc., 7.25%, 5/18/18	589,422
75,000	Time Warner Cable, Inc., 6.20%, 7/1/13	83,883
175,000	Time Warner Entertainment Co. LP, 8.38%, 3/15/23	224,369

		3,271,640

Oil, Gas & Consumable Fuels (1.1%):
25,000	Chevron Corp., 3.95%, 3/3/14	26,797
616,000	ConocoPhillips, 4.60%, 1/15/15	672,949
30,000	Petrobras International Finance, Inc., 5.88%, 3/1/18	30,876
265,000	Rockies Express Pipeline LLC, 3.90%, 4/15/15(a)	256,113
300,000	Valero Energy Corp., 6.63%, 6/15/37	292,093
200,000	XTO Energy, Inc., 6.75%, 8/1/37	257,651

		1,536,479

Paper & Forest Products (0.1%):
145,000	International Paper Co., 7.30%, 11/15/39	159,896

Pharmaceuticals (0.2%):
300,000	Merck & Co., Inc., 4.00%, 6/30/15	324,912

Road & Rail (0.1%):
170,000	Burlington Northern Santa Fe Corp., 5.75%, 5/1/40, Callable 11/1/39 @ 100	179,807

Software (0.7%):
300,000	BMC Software, Inc., 7.25%, 6/1/18	358,467
40,000	Comcast Cable Holdings LLC, 9.80%, 2/1/12	44,750
490,000	Oracle Corp., 3.75%, 7/8/14	524,608

		927,825

Thrifts & Mortgage Finance (0.1%):
90,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15, MTN	92,919

Tobacco (0.3%):
440,000	Philip Morris International, Inc., 4.50%, 3/26/20	446,907

Total Corporate Bonds (Cost $23,974,155)		24,761,802

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

Principal		Fair
Amount		Value
Yankee Dollars (8.6%):
Commercial Banks (0.3%):
$100,000	Achmea Hypotheekbank NV, 3.20%, 11/3/14(a)	$103,315
290,000	HSBC Bank plc, 3.50%, 6/28/15(a)	292,790

		396,105

Diversified Financial Services (2.7%):
145,000	BP Capital Markets plc, 3.13%, 3/10/12	134,056
500,000	BP Capital Markets plc, 5.25%, 11/7/13	459,628
680,000	CDP Financial, Inc., 3.00%, 11/25/14(a)	686,266
260,000	Credit Suisse Guernsey, 5.86%, 12/31/49, Callable 5/15/17 @ 100(b)	229,450
100,000	Credit Suisse NY, 5.50%, 5/1/14	109,334
1,985,000	Dexia Credit Local, 2.75%, 4/29/14(a)	2,000,165

		3,618,899

Diversified Telecommunication Services (1.0%):
485,000	Telefonica Emisiones SAU, 4.95%, 1/15/15	508,065
765,000	Vodafone Group plc, 4.15%, 6/10/14	802,712

		1,310,777

Health Care Equipment & Supplies (0.1%):
90,000	Covidien International Finance SA, 2.80%, 6/15/15	90,891

Metals & Mining (0.1%):
110,000	AngloGold Holdings plc, 5.38%, 4/15/20	111,679

Oil, Gas & Consumable Fuels (1.3%):
235,000	Canadian Natural Resources, Ltd., 6.50%, 2/15/37	262,518
260,000	Cenovus Energy, Inc., 6.75%, 11/15/39(a)	298,508
210,000	Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	217,189
645,000	Petrobras International Finance Co., 5.75%, 1/20/20	649,546
358,000	Shell International Finance BV, 4.00%, 3/21/14	378,654

		1,806,415

Sovereign Bond (3.1%):
625,000	Eksportfinans A/S, Series G, 1.88%, 4/2/13, MTN	630,119
520,000	Eksportfinans A/S, 3.00%, 11/17/14	535,503
396,000	Eksportfinans A/S, 5.50%, 5/25/16, MTN	450,070
1,130,000	Inter-American Development Bank, 2.25%, 7/15/15	1,133,964
100,000	Japan Finance Corp., 2.00%, 6/24/11	100,867
415,000	Province of Ontario, Series 1, 1.88%, 11/19/12	419,857
615,000	Province of Ontario, 4.10%, 6/16/14	661,371
300,000	United Mexican States, Series A, 5.13%, 1/15/20	312,000

		4,243,751

Total Yankee Dollars (Cost $11,465,880)		11,578,517

Municipal Bonds (2.3%):
800,000	California State, Build America Bonds, GO, 6.65%, 3/1/22	841,624
130,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	138,736
275,000	California State, Build America Bonds, GO, 7.30%, 10/1/39	286,300
140,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	146,810
35,000	Chicago Illinois Metropolitan Water Reclamation District-Greater Chicago, GO, 5.72%, 12/1/38	37,977
100,000	Chicago Illinois O’hare International Airport, Build American Bonds, Revenue, 6.40%, 1/1/40	106,691
65,000	Colorado State, COP, Series B, 6.45%, 9/15/39	71,299
200,000	Metropolitan Transportation Authority New York Dedicated Tax Fund, 7.34%, 11/15/39, AMT	244,214
250,000	Metropolitan Transportation Authority New York, Revenue, 6.55%, 11/15/31	266,522

6

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

Principal		Fair
Amount		Value
Municipal Bonds, continued

$715,000	New Jersey State Transportation Trust Fund Authority, Build America Bonds, Revenue, Series B, 6.56%, 12/15/40	$779,636
180,000	New York State Dormitary Authority State Personal Income Tax, Revenue, 5.63%, 3/15/39	181,805

Total Municipal Bonds (Cost $2,971,669)		3,101,614

U.S. Government Agency (0.1%):
130,000	Tennessee Valley Authority, 5.25%, 9/15/39	143,714

Total U.S. Government Agency (Cost $128,562)		143,714

U.S. Government Agency Mortgages (38.7%):
Federal Home Loan Mortgage Corporation (2.4%)
975,000	1.13%, 12/15/11	982,699
880,000	3.75%, 3/27/19	918,124
348,009	5.50%, 1/1/40, Pool #A90774	373,859
313,621	5.50%, 2/1/40, Pool #A91170	336,917
700,000	5.00%, 7/15/40, TBA	740,359

		3,351,958

Federal National Mortgage Association (35.2%)
3,340,000	5.38%, 11/15/11	3,559,241
1,100,000	5.13%, 1/2/14	1,209,714
2,200,000	4.00%, 7/25/25, TBA	2,285,250
1,200,000	5.50%, 7/25/25, TBA	1,296,187
1,300,000	5.00%, 8/25/25, TBA	1,383,687
3,347,745	5.50%, 2/1/35, Pool #735989	3,612,635
196,223	6.00%, 4/1/35, Pool #735504	216,440
4,158,788	5.00%, 6/1/35, Pool #735591	4,419,535
1,755,505	4.49%, 11/1/35, Pool #995604(b)	1,825,263
4,813,761	6.00%, 5/1/37, Pool #AD0784	5,239,027
1,436,791	5.00%, 2/1/39, Pool #930559	1,522,529
1,689,591	5.00%, 9/1/39, Pool #AC3235	1,790,245
707,143	5.50%, 10/1/39, Pool #AD0362	760,073
279,868	5.00%, 11/1/39, Pool #AC5444	296,541
528,141	5.50%, 12/1/39, Pool #AD0571	567,620
119,371	5.50%, 2/1/40, Pool #AD1055	128,146
213,975	5.50%, 2/1/40, Pool #AD1602	229,970
64,667	5.50%, 2/1/40, Pool #AD2325	69,501
1,070,482	5.00%, 4/1/40, Pool #932748	1,137,809
1,400,000	4.00%, 7/25/40, TBA	1,417,718

		Fair
Shares		Value
2,000,000	4.50%, 7/25/40, TBA	$2,072,812
5,000,000	5.50%, 7/25/40, TBA	5,367,190
900,000	6.00%, 7/25/40, TBA	976,078
1,300,000	4.00%, 8/25/40, TBA	1,312,390
2,400,000	5.00%, 8/25/40, TBA	2,530,126
1,900,000	6.50%, 8/25/40, Pool #53144, TBA	2,075,454

		47,301,181

Government National Mortgage Association (1.1%)
600,000	5.00%, 7/15/40, TBA	639,094
800,000	6.50%, 7/15/40, TBA	877,625

		1,516,719

Total U.S. Government Agency Mortgages (Cost $51,718,492)		52,169,858

U.S. Treasury Obligations (14.0%):
U.S. Treasury Bonds (7.2%)
875,000	8.75%, 5/15/20	1,307,715
1,270,000	8.13%, 5/15/21	1,851,819
635,000	8.13%, 8/15/21	928,885
600,000	8.00%, 11/15/21	872,625
485,000	4.25%, 5/15/39	512,812
1,835,000	4.50%, 8/15/39	2,021,080
1,990,000	4.38%, 5/15/40	2,152,304

		9,647,240

U.S. Treasury Notes (6.8%)
200,000	1.00%, 4/30/12	201,500
210,000	0.63%, 5/31/12	210,607
2,720,000	2.13%, 5/31/15	2,766,757
1,780,000	1.88%, 6/30/15	1,786,814
4,030,000	3.50%, 5/15/20	4,217,637

		9,183,315

Total U.S. Treasury Obligations (Cost $18,165,495)		18,830,555

7

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Investment Companies (26.1%):
35,168,601	Dreyfus Treasury Prime Cash Management, 0.00%(d)	$35,168,601

Total Investment Companies (Cost $35,168,601)		35,168,601

Total Investment Securities (Cost $156,445,815)(e) — 117.9%		158,977,818
Net other assets (liabilities) — (17.9)%		(24,105,658)

Net Assets — 100.0%		$134,872,160

Percentages indicated are based on net assets as of June 30, 2010.

AMT—Subject to alternative minimum tax

COP—Certificate of Participation

GO—General Obligation

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

plc—Public Liability Company

TBA—To be announced. Represents 17.0% of the Fund’s net assets. Total cost purchased on a when issued basis is $22,875,723.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Variable rate security. The rate presented represents the rate in effect at June 30, 2010. The date presented represents the final maturity date.

(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at June 30, 2010.

(d)	The rate represents the effective yield at June 30, 2010.

(e)	Cost for federal income tax purposes is $156,556,053. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$2,837,398
Unrealized depreciation	(415,633)

Net unrealized appreciation	$2,421,765

8

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

Futures Contracts

Securities with an aggregate fair value of $292,508 have been segregated with the custodian to cover margin requirements for the following open contracts as of June 30, 2010:

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)
U.S. Treasury 5-Year Note September Futures	Long	9/10	13	$1,539,513	$(943)
U.S. Treasury 2-Year Note September Futures	Long	9/10	14	3,057,592	6,002
U.S. Treasury 10-Year Note September Futures	Short	9/10	(49)	(6,003,887)	(910)
U.S. Treasury Bond September Futures	Long	9/10	15	1,865,748	46,752
U.S. Treasury Ultra Bond September Futures	Short	9/10	(4)	(517,554)	(25,696)

Total					$25,205

As of June 30, 2010 the Fund’s open foreign currency exchange contracts were as follows:

					Unrealized
		Delivery	Contract		Appreciation/
Short Contracts	Counterparty	Date	Amount	Fair Value	(Depreciation)
Deliver 333,000 European Euro in exchange for U.S. Dollars	Bank National Paris	7/14/10	$417,917	$407,183	$10,734

Securities Sold Short (-3.7)%

						Unrealized
	Coupon	Expiration	Par	Premiums	Fair	Appreciation/
Security Description	Rate	Date	Amount	Received	Value	Depreciation
Federal National Mortgage Association — July TBA	5.00%	7/25/40	$(2,100,000)	$(2,231,906)	$(2,221,735)	$10,171
Federal Home Loan Mortgage Corporation — August TBA	5.50	8/15/40	(600,000)	(642,680)	(641,906)	774
Federal National Mortgage Association — August TBA	4.50	8/25/40	(2,000,000)	(2,037,344)	(2,065,312)	(27,968)

				$(4,911,930)	$(4,928,953)	$(17,023)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2010:

Country	Percentage
Canada	1.1%
Cayman Islands	0.0%
France	1.3%
Germany	0.1%
Luxembourg	0.1%
Mexico	0.2%
Netherlands	0.2%
Norway	1.0%
United Kingdom	0.3%
United States	95.7%

100.0%

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL
Enhanced
Bond Index
Fund

Assets:
Investment securities, at cost	$156,445,815

Investment securities, at value	$158,977,818
Dividends receivable	750,592
Foreign currency, at value (cost $1,122)	1,139
Receivable for investments sold	66,322,509
Unrealized appreciation on foreign currency contracts	10,734
Receivable for variation margin on futures contracts	426
Prepaid expenses	353

Total Assets	226,063,571

Liabilities:
Payable for investments purchased	86,169,277
Securities sold short (Premiums received $4,911,930)	4,928,953
Manager fees payable	35,918
Administration fees payable	10,874
Distribution fees payable	27,047
Custodian fees payable	4,062
Administrative and compliance services fees payable	914
Trustee fees payable	2,806
Other accrued liabilities	11,560

Total Liabilities	91,191,411

Net Assets	$134,872,160

Net Assets Consist of:
Capital	$128,378,302
Accumulated net investment income/(loss)	1,991,143
Accumulated net realized gains/(losses) from investment transactions	1,951,956
Net unrealized appreciation/(depreciation) on investments	2,550,759

Net Assets	$134,872,160

Shares of beneficial interest (unlimited number of shares authorized, no par value)	12,817,405
Net Asset Value (offering and redemption price per share)	$10.52

See accompanying notes to the financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Statement of Operations
For the Six Months Ended June 30, 2010
(Unaudited)

AZL
Enhanced
Bond Index
Fund

Investment Income:
Interest	$2,052,467
Dividends	166
Net Foreign withholding tax	2

Total Investment Income	2,052,635

Expenses:
Manager fees	235,212
Administration fees	41,296
Distribution fees	168,009
Custodian fees	7,364
Administrative and compliance services fees	1,541
Trustees’ fees	4,829
Professional fees	8,402
Shareholder reports	7,421
Other expenses	1,957

Total expenses before reductions	476,031
Less expenses contractually waived/reimbursed by the Manager	(5,607)

Net expenses	470,424

Net Investment Income/(Loss)	1,582,211

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	2,009,655
Net realized gains/(losses) on futures transactions	(559,739)
Change in unrealized appreciation/(depreciation) on investments	3,420,439

Net Realized/Unrealized Gains/(Losses) on Investments	4,870,355

Change in Net Assets Resulting From Operations	$6,452,566

See accompanying notes to the financial statements.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Statements of Changes in Net Assets

	AZL Enhanced Bond Index Fund
	For the	July 10,
	Six Months	2009 to
	Ended	December 31,
	June 30, 2010	2009(a)
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,582,211	$406,986
Net realized gains/(losses) on investment transactions	1,449,916	501,903
Change in unrealized appreciation/(depreciation) on investments	3,420,439	(869,680)

Change in net assets resulting from operations	6,452,566	39,209

Capital Transactions:
Proceeds from shares issued	23,360,787	160,810,137
Value of shares redeemed	(22,774,487)	(33,016,052)

Change in net assets resulting from capital transactions	586,300	127,794,085

Change in net assets	7,038,866	127,833,294
Net Assets:
Beginning of period	127,833,294	—

End of period	$134,872,160	$127,833,294

Accumulated net investment income/(loss)	$1,991,143	$408,932

Share Transactions:
Shares issued	2,283,766	16,009,707
Shares redeemed	(2,200,482)	(3,275,586)

Change in shares	83,284	12,734,121

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

		July 10,
	Six Months	2009 to
	Ended	December 31,
	June 30, 2010	2009(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.04	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.12	0.03
Net Realized and Unrealized Gains/(Losses) on Investments	0.36	0.01 (b)

Total from Investment Activities	0.48	0.04

Net Asset Value, End of Period	$10.52	$10.04

Total Return(c) (d)	4.78%	0.40%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$134,872	$127,833
Net Investment Income/(Loss)(e)	2.35%	1.34%
Expenses Before Reductions(e) (f)	0.71%	0.76%
Expenses Net of Reductions(e)	0.70%	0.70%
Portfolio Turnover Rate(d)	407.38%	365.51%

(a)	Period from commencement of operations.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating fair values during the period.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). These Notes to the Financial Statements are for the AZL Enhanced Bond Index Fund (the “Fund”). The Trust consists of 31 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco International Equity Fund (formerly AZL AIM International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund (formerly AZL Van Kampen Global Real Estate Fund)
•	AZL Morgan Stanley International Equity Fund (formerly AZL Van Kampen International Equity Fund)
•	AZL Morgan Stanley Mid Cap Growth Fund (formerly AZL Van Kampen Mid Cap Growth Fund)
•	AZL NACM International Growth Fund
•	AZL NFJ International Value Fund
•	AZL OCC Growth Fund
•	AZL OCC Opportunity Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Growth and Income Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Mortgage Dollar Roll Transactions

The Fund may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, a Fund sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Fund will not be entitled to receive any interest or principal paid on the securities sold. The Fund is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Fund may also be compensated by receipt of a commitment fee.

Short Sales

The Fund may engage in short sales against the box (i.e., where the fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short)for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. During the period ended June 30, 2010, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The contract amount of foreign currency exchange contracts outstanding was $0.4 million as of June 30, 2010. The monthly average amount for these contracts was $0.5 million for the period ended June 30, 2010.

Futures Contracts

The Fund may enter into futures contracts. The Fund uses futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $0.05 million as of June 30, 2010. The monthly average notional amount for these contracts was $11.3 million for the period ended June 30, 2010.

Summary of Derivative Instruments

The following is a summary of the fair value of Derivative Instruments as of June 30, 2010:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Foreign Exchange Contracts	Unrealized appreciation on foreign currency contracts	$10,734	Unrealized depreciation on foreign currency contracts	$—
Interest Rate Contracts	Variation margin on futures contracts	52,754	Variation margin on futures contracts	(27,549)

*	Total Fair Value is presented by Primary Risk Exposure. For foreign currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/depreciation (for liability derivatives). For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2010:

			Change in Unrealized
			Appreciation
	Location of Gain (Loss)	Realized Gain (Loss)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Foreign Exchange Contracts	Net realized gains (losses) on securities and foreign currency transactions/change in unrealized appreciation/depreciation on investments	$84,657	$(11,146)
Interest Rate Contracts	Net realized gains (losses) on futures transactions/change in unrealized appreciation/ depreciation on investments	(559,739)	(122,379)

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and BlackRock Financial Management, Inc. (“BlackRock Financial”), BlackRock Financial provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. The annual expense limit of the Fund is 0.70%.

For the period ended June 30, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Enhanced Bond Index Fund	0.35%	0.70%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires	Expires
	12/31/2012	12/31/2013
AZL Enhanced Bond Index Fund	$17,058	$5,607

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $2,137 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Exchanged traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities+:
Asset Backed Securities	$—	$2,965,391	$2,965,391
Collateralized Mortgage Obligations	—	10,257,766	10,257,766
Corporate Bonds	—	24,761,802	24,761,802
Municipal Bonds	—	3,101,614	3,101,614
U.S. Government Agency	—	143,714	143,714
U.S. Government Agency Mortgages	—	52,169,858	52,169,858
U.S. Treasury Obligations	—	18,830,555	18,830,555
Yankee Dollar	—	11,578,517	11,578,517
Securities Sold Short	—	(4,928,953)	(4,928,953)
Investment Companies	35,168,601	—	35,168,601

Total Investment Securities	35,168,601	118,880,264	154,048,865

Other Financial Instruments:*
Futures Contracts	25,205	—	25,205
Foreign Currency Exchange Contracts	—	10,734	10,734

Total Investments	$35,193,806	$118,890,998	$154,084,804

*	Other financial instruments would include any derivative instruments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

5. Security Purchases and Sales

For the period ended June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Enhanced Bond Index Fund	$435,654,575	$447,599,425

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

For the period ended June 30, 2010, cost of purchases and proceeds from sales on long-term U.S. Government Securities were as follows:

	Purchases	Sales
AZL Enhanced Bond Index Fund	$407,061,589	$422,944,600

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of the latest tax year end December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Depreciation(a)	(Deficit)
AZL Enhanced Bond Index Fund	$1,300,903	$44,461	$1,345,364	$(1,304,072)	$41,292

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room, may be obtained by calling 800-SEC-0330.

22

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL® Franklin Small Cap Value Fund
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Franklin Small Cap Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Franklin Small Cap Value Fund	$1,000.00	$961.60	$5.30	1.09%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Franklin Small Cap Value Fund	$1,000.00	$1,019.39	$5.46	1.09%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Franklin Small Cap Value Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
Aerospace & Defense	0.6%
Airlines	1.2
Auto Components	3.0
Automobiles	2.2
Building Products	4.8
Chemicals	3.9
Commercial Banks	0.8
Commercial Services & Supplies	2.2
Computers & Peripherals	0.1
Construction & Engineering	1.9
Containers & Packaging	0.8
Diversified Consumer Services	0.8
Electric Utilities	2.3
Electrical Equipment	3.5
Electronic Equipment, Instruments & Components	2.5
Energy Equipment & Services	9.2
Food & Staples Retailing	0.8
Food Products	0.4
Gas Utilities	1.3
Health Care Equipment & Supplies	3.1
Household Durables	2.7
Industrial Conglomerates	1.3
Insurance	14.2
Leisure Equipment & Products	0.7
Life Sciences Tools & Services	2.7
Machinery	12.5
Metals & Mining	2.7
Multiline Retail	2.6
Oil, Gas & Consumable Fuels	1.7
Paper & Forest Products	0.4
Professional Services	0.7
Road & Rail	1.1
Semiconductors & Semiconductor Equipment	0.9
Specialty Retail	5.9
Textiles, Apparel & Luxury Goods	0.9
Thrifts & Mortgage Finance	1.1
Trading Companies & Distributors	0.4
Investment Companies	3.6

101.5%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.9%):
Aerospace & Defense (0.6%):
52,178	Ceradyne, Inc.*	$1,115,044

Airlines (1.2%):
184,900	SkyWest, Inc.	2,259,478

Auto Components (3.0%):
58,000	Autoliv, Inc.*	2,775,300
16,300	Drew Industries, Inc.*	329,260
128,000	Gentex Corp.	2,301,440

		5,406,000

Automobiles (2.2%):
138,200	Thor Industries, Inc.	3,282,250
75,000	Winnebago Industries, Inc.*	745,500

		4,027,750

Building Products (4.8%):
67,000	American Woodmark Corp.	1,145,700
126,900	Apogee Enterprises, Inc.	1,374,327
192,300	Gibraltar Industries, Inc.*	1,942,230
71,700	Simpson Manufacturing Co., Inc.	1,760,235
81,800	Universal Forest Products, Inc.	2,479,358

		8,701,850

Chemicals (3.9%):
57,400	Cabot Corp.	1,383,914
127,300	RPM International, Inc.	2,271,032
41,000	Sensient Technologies Corp.	1,063,130
126,800	Westlake Chemical Corp.	2,354,676

		7,072,752

Commercial Banks (0.8%):
63,700	Chemical Financial Corp.	1,387,386
11,400	Peoples Bancorp, Inc.	165,300

		1,552,686

Commercial Services & Supplies (2.2%):
110,300	ABM Industries, Inc.	2,310,785
66,200	Mine Safety Appliances Co.	1,640,436

		3,951,221

Computers & Peripherals (0.1%):
8,900	Diebold, Inc.	242,525

Construction & Engineering (1.9%):
65,500	Emcor Group, Inc.*	1,517,635
79,000	Granite Construction, Inc.	1,862,820

		3,380,455

Containers & Packaging (0.8%):
39,000	AptarGroup, Inc.	1,474,980

Diversified Consumer Services (0.8%):
94,000	Regis Corp.	1,463,580

Electric Utilities (2.3%):
228,000	NV Energy, Inc.	2,692,680
130,000	PNM Resources, Inc.	1,453,400

		4,146,080

Electrical Equipment (3.5%):
16,500	A.O. Smith Corp.	795,135
67,800	Brady Corp., Class A	1,689,576
51,100	Franklin Electric Co., Inc.	1,472,702
24,000	Powell Industries, Inc.*	656,160
30,200	Roper Industries, Inc.	1,689,992

		6,303,565

Electronic Equipment, Instruments & Components (2.5%):
183,000	Benchmark Electronics, Inc.*	2,900,550
80,000	Rofin-Sinar Technologies, Inc.*	1,665,600

		4,566,150

Energy Equipment & Services (9.2%):
78,000	Atwood Oceanics, Inc.*	1,990,560
85,000	Bristow Group, Inc.*	2,499,000
274,000	Global Industries, Ltd.*	1,230,260
143,100	Helix Energy Solutions Group, Inc.*	1,541,187
56,300	Oil States International, Inc.*	2,228,354
124,000	Rowan Cos., Inc.*	2,720,560
64,500	Tidewater, Inc.	2,497,440
48,700	Unit Corp.*	1,976,733

		16,684,094

Food & Staples Retailing (0.8%):
43,000	Casey’s General Stores, Inc.	1,500,700

Food Products (0.4%):
14,000	Lancaster Colony Corp.	747,040

Gas Utilities (1.3%):
26,000	Atmos Energy Corp.	703,040
38,600	Energen Corp.	1,711,138

		2,414,178

Health Care Equipment & Supplies (3.1%):
85,100	STERIS Corp.	2,644,908
35,800	Teleflex, Inc.	1,943,224
27,100	West Pharmaceutical Services, Inc.	988,879

		5,577,011

Household Durables (2.7%):
800	Bassett Furniture Industries, Inc.*	3,424
73,400	D. R. Horton, Inc.	721,522
29,000	Ethan Allen Interiors, Inc.	405,710
81,600	Hooker Furniture Corp.	869,856
151,400	La-Z-Boy, Inc.*	1,124,902

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Household Durables, continued

36,500	M.D.C. Holdings, Inc.	$983,675
77,300	M/I Homes, Inc.*	745,172

		4,854,261

Industrial Conglomerates (1.3%):
64,000	Carlisle Cos., Inc.	2,312,320

Insurance (14.2%):
14,000	American National Insurance Co.	1,133,580
41,500	Arthur J. Gallagher & Co.	1,011,770
89,500	Aspen Insurance Holdings, Ltd.	2,214,230
42,200	Erie Indemnity Co., Class A	1,920,100
28,700	Hanover Insurance Group, Inc. (The)	1,248,450
13,000	HCC Insurance Holdings, Inc.	321,880
111,200	Montpelier Re Holdings, Ltd.	1,660,216
267,000	Old Republic International Corp.	3,238,710
209,300	Protective Life Corp.	4,476,927
26,800	RLI Corp.	1,407,268
43,800	StanCorp Financial Group, Inc.	1,775,652
129,300	Tower Group, Inc.	2,783,829
18,400	Transatlantic Holdings, Inc.	882,464
75,000	Validus Holdings, Ltd.	1,831,500

		25,906,576

Leisure Equipment & Products (0.7%):
104,400	Brunswick Corp.	1,297,692

Life Sciences Tools & Services (2.7%):
21,100	Mettler-Toledo International, Inc.*	2,355,393
101,200	Pharmaceutical Product Development, Inc.	2,571,492

		4,926,885

Machinery (12.5%):
76,400	Astec Industries, Inc.*	2,118,572
60,900	Briggs & Stratton Corp.	1,036,518
23,000	CIRCOR International, Inc.	588,340
10,700	CNH Global NV, New York Shares*	242,355
51,400	Gardner Denver, Inc.	2,291,926
69,500	Graco, Inc.	1,959,205
74,300	Kennametal, Inc.	1,889,449
39,300	Lincoln Electric Holdings, Inc.	2,003,907
80,000	Mueller Industries, Inc.	1,968,000
42,500	Nordson Corp.	2,383,400
17,200	Timken Co.	447,028
185,500	Trinity Industries, Inc.	3,287,060
176,000	Wabash National Corp.*	1,251,360
44,100	Watts Water Technologies, Inc., Class A	1,263,906

		22,731,026

Metals & Mining (2.7%):
71,500	Reliance Steel & Aluminum Co.	2,584,725
165,100	Steel Dynamics, Inc.	2,177,669
6,500	United States Steel Corp.	250,575

		5,012,969

Multiline Retail (2.6%):
148,000	Fred’s, Inc.	1,636,880
89,000	J.C. Penney Co., Inc.	1,911,720
121,000	Saks, Inc.*	918,390
86,200	Tuesday Morning Corp.*	343,938

		4,810,928

Oil, Gas & Consumable Fuels (1.7%):
19,200	Arch Coal, Inc.	380,352
31,000	Overseas Shipholding Group, Inc.	1,148,240
60,000	Teekay Shipping Corp.	1,570,200

		3,098,792

Paper & Forest Products (0.4%):
64,892	Glatfelter	704,078

Professional Services (0.7%):
54,100	Administaff, Inc.	1,307,056

Road & Rail (1.1%):
54,000	Genesee & Wyoming, Inc., Class A*	2,014,740

Semiconductors & Semiconductor Equipment (0.9%):
130,700	Cohu, Inc.	1,585,391

Specialty Retail (5.9%):
155,000	Brown Shoe Co., Inc.	2,352,900
12,200	Cato Corp.	268,644
204,600	Christopher & Banks Corp.	1,266,474
97,109	Group 1 Automotive, Inc.*	2,284,975
18,300	Gymboree Corp.*	781,593
96,900	Men’s Wearhouse, Inc. (The)	1,779,084
116,900	Pier 1 Imports, Inc.*	749,329
110,200	West Marine, Inc.*	1,198,976

		10,681,975

Textiles, Apparel & Luxury Goods (0.9%):
23,300	Timberland Co., Class A*	376,295
36,900	Warnaco Group, Inc. (The)*	1,333,566

		1,709,861

Thrifts & Mortgage Finance (1.1%):
351,000	TrustCo Bank Corp.	1,965,600

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Trading Companies & Distributors (0.4%):
32,100	Applied Industrial Technologies, Inc.	$812,772

Total Common Stocks (Cost $176,470,614)		178,320,061

Investment Companies (3.6%):
6,622,123	Dreyfus Treasury Prime Cash Management, 0.00%(a)	6,622,123

Total Investment Companies (Cost $6,622,123)		6,622,123

Total Investment Securities (Cost $183,092,737)(b) — 101.5%		184,942,184
Net other assets (liabilities) — (1.5)%		(2,759,338)

Net Assets — 100.0%		$182,182,846

Percentages indicated are based on net assets as of June 30, 2010.

*	Non-income producing security.

(a)	The rate represents the effective yield at June 30, 2010.

(b)	Cost for federal income tax purposes is $184,249,186. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$23,159,982
Unrealized depreciation	(22,466,984)

Net unrealized appreciation	$692,998

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2010:

Country	Percentage
Bermuda	2.1%
Greece	0.9%
Netherlands	0.1%
United States	96.9%

100.0%

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL Franklin
Small Cap
Value Fund

Assets:
Investment securities, at cost	$183,092,737

Investment securities, at value	$184,942,184
Dividends receivable	138,607
Receivable for capital shares issued	27,486
Prepaid expenses	1,540

Total Assets	185,109,817

Liabilities:
Payable for investments purchased	2,165,331
Payable for capital shares redeemed	553,954
Manager fees payable	121,905
Administration fees payable	10,156
Distribution fees payable	40,635
Custodian fees payable	3,320
Administrative and compliance services fees payable	1,908
Trustee fees payable	5,721
Other accrued liabilities	24,041

Total Liabilities	2,926,971

Net Assets	$182,182,846

Net Assets Consist of:
Capital	$242,445,257
Accumulated net investment income/(loss)	2,094,350
Accumulated net realized gains/(losses) from investment transactions	(64,206,208)
Net unrealized appreciation/(depreciation) on investments	1,849,447

Net Assets	$182,182,846

Shares of beneficial interest (unlimited number of shares authorized, no par value)	14,279,408
Net Asset Value (offering and redemption price per share)	$12.76

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Statement of Operations
For the Six Months Ended June 30, 2010
(Unaudited)

AZL Franklin
Small Cap
Value Fund

Investment Income:
Dividends	$1,552,628

Total Investment Income	1,552,628

Expenses:
Manager fees	766,561
Administration fees	47,128
Distribution fees	255,520
Custodian fees	4,199
Administrative and compliance services fees	2,301
Trustees’ fees	7,329
Professional fees	12,425
Shareholder reports	11,113
Other expenses	4,421

Total expenses	1,110,997

Net Investment Income/(Loss)	441,631

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	346,576
Change in unrealized appreciation/(depreciation) on investments	(9,574,462)

Net Realized/Unrealized Gains/(Losses) on Investments	(9,227,886)

Change in Net Assets Resulting From Operations	$(8,786,255)

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Statements of Changes in Net Assets

	AZL Franklin
	Small Cap Value Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2010	2009
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$441,631	$1,651,751
Net realized gains/(losses) on investment transactions	346,576	(42,299,301)
Change in unrealized appreciation/(depreciation) on investments	(9,574,462)	88,293,472

Change in net assets resulting from operations	(8,786,255)	47,645,922

Dividends to Shareholders:
From net investment income	—	(2,835,324)

Change in net assets resulting from dividends to shareholders	—	(2,835,324)

Capital Transactions:
Proceeds from shares issued	34,632,030	33,109,656
Proceeds from dividends reinvested	—	2,835,324
Value of shares redeemed	(31,138,348)	(75,221,104)

Change in net assets resulting from capital transactions	3,493,682	(39,276,124)

Change in net assets	(5,292,573)	5,534,474
Net Assets:
Beginning of period	187,475,419	181,940,945

End of period	$182,182,846	$187,475,419

Accumulated net investment income/(loss)	$2,094,350	$1,652,719

Share Transactions:
Shares issued	2,393,405	3,358,771
Dividends reinvested	—	214,635
Shares redeemed	(2,242,620)	(7,090,731)

Change in shares	150,785	(3,517,325)

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended December 31,
	June 30, 2010	2009	2008	2007	2006	2005
	(Unaudited)

Net Asset Value, Beginning of Period	$13.27	$10.31	$16.47	$17.96	$16.54	$15.63

Investment Activities:
Net Investment Income/(Loss)	0.03	0.15	0.18	0.14	0.17	0.08 (a)
Net Realized and Unrealized Gains/(Losses) on Investments	(0.54)	3.01	(5.47)	(0.88)	2.29	1.02

Total from Investment Activities	(0.51)	3.16	(5.29)	(0.74)	2.46	1.10

Dividends to Shareholders From:
Net Investment Income	—	(0.20)	(0.17)	(0.10)	(0.05)	(0.08)
Net Realized Gains	—	—	(0.70)	(0.65)	(0.99)	(0.11)

Total Dividends	—	(0.20)	(0.87)	(0.75)	(1.04)	(0.19)

Net Asset Value, End of Period	$12.76	$13.27	$10.31	$16.47	$17.96	$16.54

Total Return(b) (c)	(3.84)%	30.61%	(33.73)%	(4.37)%	15.41%	7.03%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$182,183	$187,475	$181,941	$361,804	$394,073	$269,237
Net Investment Income/(Loss)(d)	0.43%	0.96%	1.00%	0.75%	0.62%	0.49%
Expenses Before Reductions(d) (e)	1.09%	1.12%	1.12%	1.11%	1.09%	1.15%
Expenses Net of Reductions(d)	1.09%	1.12%	1.12%	1.11%	1.09%	1.15%
Portfolio Turnover Rate(c)	15.52%	9.98%	19.61%	23.76%	14.71%	85.56%

(a)	Average shares method used in calculation.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). These Notes to the Financial Statements are for the AZL Franklin Small Cap Value Fund (the “Fund”). The Trust consists of 31 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco International Equity Fund (formerly AZL AIM International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund (formerly AZL Van Kampen Global Real Estate Fund)
•	AZL Morgan Stanley International Equity Fund (formerly AZL Van Kampen International Equity Fund)
•	AZL Morgan Stanley Mid Cap Growth Fund (formerly AZL Van Kampen Mid Cap Growth Fund)
•	AZL NACM International Growth Fund
•	AZL NFJ International Value Fund
•	AZL OCC Growth Fund
•	AZL OCC Opportunity Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Growth and Income Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 331/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. During the period ended June 30, 2010, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

The Fund did not enter into any derivative instruments during the period. The following is a description of derivative instruments that the Fund may utilize, including the primary risk exposure related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. During the period ended June 30, 2010, the Fund did not enter into any foreign currency exchange contracts.

Futures Contracts

The Fund may enter into futures contracts. The Fund uses futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. During the period ended June 30, 2010, the Fund did not enter into any future contracts.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement between the Manager, Franklin Advisory Services, LLC (“Franklin”), and the Trust, Franklin provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense ( e.g., cash overdraft fees), taxes,

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. The annual expense limit of the Fund is 1.35%.

For the period ended June 30, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Franklin Small Cap Value Fund	0.75%	1.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $3,182 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Exchanged traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels,

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Common Stocks+	$178,320,061	$—	$178,320,061
Investment Companies	6,622,123	—	6,622,123

Total Investment Securities	$184,942,184	$—	$184,942,184

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

5. Security Purchases and Sales

For the period ended June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Franklin Small Cap Value Fund	$36,259,114	$29,868,910

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of the latest tax year end December 31, 2009, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires	Expires
	12/31/2016	12/31/2017
AZL Franklin Small Cap Value Fund	$16,136,615	$44,269,348

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $2,982,199 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2010.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2009 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Franklin Small Cap Value Fund	$2,835,324	$—	$2,835,324

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

As of the latest tax year end December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Appreciation(a)	(Deficit)
AZL Franklin Small Cap Value Fund	$1,652,719	$1,652,719	$(63,388,162)	$10,259,287	$(51,476,156)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL® Franklin Templeton
Founding Strategy Plus Fund
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Franklin Templeton Founding Strategy Plus Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Franklin Templeton Founding Strategy Plus Fund	$1,000.00	$964.70	$5.75	1.18%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Franklin Templeton Founding Strategy Plus Fund	$1,000.00	$1,018.94	$5.91	1.18%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Franklin Templeton Founding Strategy Plus Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
Aerospace & Defense	0.2%
Air Freight & Logistics	0.7
Auto Components	0.1
Automobiles	1.1
Beverages	1.4
Biotechnology	0.8
Building Products	0.2
Capital Markets	0.7
Chemicals	0.6
Commercial Banks	3.4
Commercial Services & Supplies	0.2
Communications Equipment	1.0
Computers & Peripherals	0.6
Construction Materials	0.1
Consumer Finance	0.3
Containers & Packaging	0.0
Diversified Consumer Services	0.1
Diversified Financial Services	3.8
Diversified Telecommunication Services	2.8
Electric Utilities	3.1
Electrical Equipment	0.3
Electronic Equipment, Instruments & Components	1.1
Energy Equipment & Services	1.1
Food & Staples Retailing	1.6
Food Products	1.8
Gas Utilities	0.0
Health Care Equipment & Supplies	0.7
Health Care Providers & Services	2.9
Hotels, Restaurants & Leisure	0.3
Independent Power Producers & Energy Traders	0.9
Industrial Conglomerates	1.6
Insurance	1.9
Internet & Catalog Retail	0.1
Internet Software & Services	0.3
IT Services	0.6
Life Sciences Tools & Services	0.1
Machinery	0.8
Marine	0.3
Media	3.6
Metals & Mining	0.8
Multiline Retail	0.1
Multi-Utilities	1.4
Office Electronics	0.6
Oil, Gas & Consumable Fuels	7.5
Paper & Forest Products	1.1
Pharmaceuticals	4.2
Professional Services	0.7
Real Estate Investment Trusts (REITs)	1.3
Real Estate Management & Development	0.7
Road & Rail	0.3
Semiconductors & Semiconductor Equipment	1.9
Software	2.1
Sovereign Bond	19.1
Specialty Retail	0.5
Tobacco	2.1
Trading Companies & Distributors	0.1
Wireless Telecommunication Services	1.2
Municipal Bonds	0.8
U.S. Government Agency Mortgages	9.3
Investment Companies	6.0

103.0%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Convertible Preferred Stocks (0.5%):
Diversified Financial Services (0.5%):
200	Bank of America Corp., Series L	$181,600
1,500	Citigroup, Inc.	169,500

		351,100

Total Convertible Preferred Stocks (Cost $318,008)		351,100

Common Stocks (50.4%):
Aerospace & Defense (0.2%):
15,170	BAE Systems plc	70,466
1,980	Empresa Brasileira de Aeronautica SA, SP ADR	41,481
2,362	Gencorp, Inc.*	10,345

		122,292

Air Freight & Logistics (0.7%):
7,910	Deutsche Post AG	115,016
1,610	FedEx Corp.	112,877
3,315	TNT NV	83,542
4,220	United Parcel Service, Inc., Class B	240,076

		551,511

Auto Components (0.1%):
1,520	Compagnie Generale des Establissements Michelin, Class B	105,942

Automobiles (1.0%):
2,370	Bayerische Motoren Werke AG (BMW)	114,848
1,936	Daimler AG, Registered Shares*	98,057
1,767	Hyundai Motor Co.	207,018
4,500	Toyota Motor Corp.	154,778
2,205	Volkswagen AG, Preferred Shares	193,527

		768,228

Beverages (1.4%):
1,363	Brown-Forman Corp., Class B	78,004
1,348	Carlsberg A/S, Class B	102,501
4,695	Coca-Cola Enterprises, Inc.	121,413
5,000	Diageo plc	78,335
6,897	Dr Pepper Snapple Group, Inc.	257,879
3,209	PepsiCo, Inc.	195,588
3,242	Pernod Ricard SA	250,761

		1,084,481

Biotechnology (0.8%):
9,760	Amgen, Inc.*	513,376
2,180	Biogen, Inc.*	103,441

		616,817

Building Products (0.2%):
5,343	Owens Corning, Inc.*	159,809

Capital Markets (0.7%):
2,150	Bank of New York Mellon Corp.	53,083
925	Goldman Sachs Group, Inc.	121,425
8,662	Morgan Stanley	201,045
11,566	UBS AG, Registered Shares*	153,364

		528,917

Chemicals (0.2%):
1,797	Linde AG	188,645

Commercial Banks (2.1%):
42,171	Barclays plc	167,165
10,000	DBS Group Holdings, Ltd.	96,983
17,600	HSBC Holdings plc	161,242
8,540	HSBC Holdings plc	77,900
2,590	ICICI Bank, Ltd., SP ADR	93,603
55,360	Intesa Sanpaolo	145,767
2,598	KB Financial Group, Inc.	99,185
2,893	PNC Financial Services Group, Inc.	163,454
6,360	Svenska Cellulosa AB, B Shares	74,838
35,956	UniCredit SpA	79,802
17,178	Wells Fargo & Co.	439,757

		1,599,696

Commercial Services & Supplies (0.1%):
10,388	Brambles, Ltd.	47,346

Communications Equipment (0.8%):
11,330	Brocade Communications Systems, Inc.*	58,463
11,200	Cisco Systems, Inc.*	238,672
27,126	Motorola, Inc.*	176,861
9,760	Telefonaktiebolaget LM Ericsson, B Shares	108,706

		582,702

Computers & Peripherals (0.5%):
25,359	Dell, Inc.*	305,830
6,730	Seagate Technology*	87,759

		393,589

Construction Materials (0.1%):
5,020	CRH plc	105,060

Consumer Finance (0.2%):
3,580	American Express Co.	142,126

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Diversified Consumer Services (0.1%):
2,014	Hillenbrand, Inc.	$43,080

Diversified Financial Services (1.5%):
37,029	Bank of America Corp.	532,107
800	Bond Street Holdings LLC, Class A*	16,000
13,131	Canary Wharf Group plc*(a)	57,949
594	CIT Group, Inc.*	20,113
15,450	Citigroup, Inc.*	58,092
1,795	Deutsche Boerse AG	109,002
18,752	ING Groep NV*	139,207
6,670	JPMorgan Chase & Co.	244,189

		1,176,659

Diversified Telecommunication Services (2.0%):
11,150	AT&T, Inc.	269,718
4,000	CenturyTel, Inc.	133,240
1,610	China Telecom Corp., Ltd., SP ADR	77,151
11,650	France Telecom SA	201,007
111,000	Singapore Telecommunications, Ltd.	239,817
19,882	Telefonica SA	367,107
25,000	Telstra Corp., Ltd.	68,005
6,140	Verizon Communications, Inc.	172,043

		1,528,088

Electric Utilities (2.3%):
4,930	American Electric Power Co., Inc.	159,239
13,890	Duke Energy Corp.	222,240
7,565	E.ON AG	204,174
1,290	Entergy Corp.	92,390
4,610	Exelon Corp.	175,042
2,150	FirstEnergy Corp.	75,745
2,602	GDF Suez	73,608
4,250	NextEra Energy, Inc.	207,230
3,800	PPL Corp.	94,810
9,722	Prime Infrastructure Group	26,519
3,570	Progress Energy, Inc.	140,015
9,120	Southern Co.	303,514

		1,774,526

Electrical Equipment (0.3%):
3,532	Alstom SA	159,255
77,554	Shanghai Electric Group Co., Ltd., H Shares	34,498

		193,753

Electronic Equipment, Instruments & Components (1.0%):
9,730	Flextronics International, Ltd.*	54,488
2,300	Fujifilm Holdings Corp.	66,173
10,960	Tyco Electronics, Ltd.	278,165
9,635	Tyco International, Ltd.	339,441

		738,267

Energy Equipment & Services (1.0%):
7,638	Baker Hughes, Inc.	317,512
6,760	Halliburton Co.	165,958
2,804	Pride International, Inc.*	62,641
1,500	Schlumberger, Ltd.	83,010
3,556	Transocean, Ltd.*	164,750

		793,871

Food & Staples Retailing (1.6%):
2,283	Carrefour SA	90,130
23,362	CVS Caremark Corp.	684,974
11,551	Kroger Co. (The)	227,439
18,790	Tesco plc	105,783
2,414	Wal-Mart Stores, Inc.	116,041

		1,224,367

Food Products (1.8%):
62,652	Cable & Wireless Communications plc	53,444
62,652	Cable & Wireless Worldwide	80,250
991	Danone SA	52,915
4,893	General Mills, Inc.	173,799
15,615	Kraft Foods, Inc., Class A	437,220
12,090	Nestle SA	583,532

		1,381,160

Gas Utilities (0.0%):
870	AGL Resources, Inc.	31,163

Health Care Equipment & Supplies (0.7%):
620	Alcon, Inc.	91,878
18,858	Boston Scientific Corp.*	109,376
5,580	Covidien plc	224,205
3,000	Medtronic, Inc.	108,810

		534,269

Health Care Providers & Services (1.0%):
5,536	Community Health Systems, Inc.*	187,172
1,970	Quest Diagnostics, Inc.	98,047
29,117	Tenet Healthcare Corp.*	126,368
11,874	UnitedHealth Group, Inc.	337,221

		748,808

Hotels, Restaurants & Leisure (0.2%):
1,530	Accor SA	70,255
13,020	Compass Group plc	98,769
7,299	Thomas Cook Group plc	19,246

		188,270

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Independent Power Producers & Energy Traders (0.2%):
7,410	NRG Energy, Inc.*	$157,166

Industrial Conglomerates (1.5%):
13,990	General Electric Co.	201,736
5,300	Koninklijke Philips Electronics NV	157,960
31,940	Orkla ASA	204,543
6,269	Siemens AG	562,138

		1,126,377

Insurance (2.0%):
6,217	ACE, Ltd.	320,051
6,336	AXA SA	96,079
3,240	Berkshire Hathaway, Inc., Class B*	258,196
3,604	CNO Financial Group, Inc.*	17,840
930	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	116,359
9,601	Old Republic International Corp.	116,460
8,630	Progressive Corp. (The)	161,554
1,630	RenaissanceRe Holdings, Ltd.	91,720
3,040	Standard Life plc	7,801
2,190	Swiss RE, Registered Shares	90,117
1,230	Torchmark Corp.	60,897
1,596	Travelers Cos., Inc. (The)	78,603
519	Zurich Financial Services AG	113,963

		1,529,640

Internet & Catalog Retail (0.1%):
3,290	Expedia, Inc.	61,786

IT Services (0.6%):
11,880	Accenture plc, Class A	459,162

Life Sciences Tools & Services (0.1%):
1,250	Lonza Group AG, Registered Shares	83,238

Machinery (0.1%):
3,788	Federal Signal Corp.	22,880
1,474	Stanley Black & Decker, Inc.	74,466

		97,346

Marine (0.3%):
29	A.P. Moller — Maersk A/S, Class B	227,416

Media (2.9%):
3,693	British Sky Broadcasting Group plc	38,513
18,370	Comcast Corp., Class A	301,819
3,910	Comcast Corp., Class A	67,917
48,284	News Corp.	577,476
11,800	Pearson plc	154,395
5,264	Time Warner Cable, Inc.	274,149
8,369	Time Warner, Inc.	241,948
6,760	Viacom, Inc., Class B	212,061
9,210	Vivendi	186,304
5,290	Walt Disney Co. (The)	166,635

		2,221,217

Metals & Mining (0.8%):
6,400	Alcoa, Inc.	64,384
36,600	Aviva plc	170,089
2,000	Barrick Gold Corp.	90,820
2,000	Newmont Mining Corp.	123,480
1,000	Nucor Corp.	38,280
4,290	Vale SA, ADR, Preferred Shares	90,176

		577,229

Multi-Utilities (1.4%):
2,510	Ameren Corp.	59,663
3,600	Centerpoint Energy, Inc.	47,376
2,520	Consolidated Edison, Inc.	108,612
3,770	Dominion Resources, Inc.	146,050
6,020	PG&E Corp.	247,422
4,260	Public Service Enterprise Group, Inc.	133,466
2,470	Sempra Energy	115,571
3,650	TECO Energy, Inc.	55,005
6,890	Xcel Energy, Inc.	142,003

		1,055,168

Multiline Retail (0.1%):
1,970	Target Corp.	96,865

Office Electronics (0.6%):
11,000	KONICA MINOLTA HOLDINGS, Inc.	105,874
39,851	Xerox Corp.	320,402

		426,276

Oil, Gas & Consumable Fuels (3.8%):
5,130	BG Group plc	75,930
42,825	BP plc	205,649
1,000	BP plc, SP ADR	28,880
11,000	Canadian Oil Sands Trust	278,953
1,760	Chevron Corp.	119,434
5,030	ConocoPhillips	246,923
6,712	Eni SpA	123,198
6,500	Exxon Mobil Corp.	370,955
9,467	Marathon Oil Corp.	294,329
854	Noble Energy, Inc.	51,522
3,830	OAO Gazprom, SP ADR	72,042

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued

11,398	Royal Dutch Shell plc, B Shares	$275,923
8,794	Royal Dutch Shell plc, A Shares	223,114
3,300	Spectra Energy Corp.	66,231
4,450	StatoilHydro ASA	85,864
1,800	Talisman Energy, Inc.	27,229
8,102	Total SA	360,532

		2,906,708

Paper & Forest Products (1.0%):
1,317	Domtar Corp.	64,730
10,462	International Paper Co.	236,755
4,589	MeadWestvaco Corp.	101,876
9,923	Weyerhaeuser Co.	349,290

		752,651

Pharmaceuticals (4.2%):
1,950	Abbott Laboratories	91,221
2,700	Bristol-Myers Squibb Co.	67,338
9,554	Eli Lilly & Co.	320,059
16,270	GlaxoSmithKline plc	275,693
2,760	Johnson & Johnson Co.	163,006
17,050	Merck & Co., Inc.	596,239
1,050	Merck KGaA	76,600
8,103	Novartis AG, Registered Shares	393,256
46,586	Pfizer, Inc.	664,316
1,650	Roche Holding AG	226,658
5,220	Sanofi-Aventis	314,743

		3,189,129

Professional Services (0.3%):
1,900	Adecco SA, Registered Shares	89,676
24,750	Hays plc	33,576
1,790	Randstad Holding NV*	70,448

		193,700

Real Estate Investment Trusts (REITs) (0.3%):
376	Alexander’s, Inc.	113,898
37,121	Link REIT (The)	91,848

		205,746

Real Estate Management & Development (0.3%):
7,000	Cheung Kong Holdings, Ltd.	80,444
2,177	Forestar Group, Inc.*	39,099
1,658	St. Joe Co. (The)*	38,399
8,000	Swire Pacific, Ltd., Class A	90,652

		248,594

Semiconductors & Semiconductor Equipment (1.3%):
7,940	Intel Corp.	154,433
39,081	LSI Logic Corp.*	179,772
8,734	Maxim Integrated Products, Inc.	146,120
404	Samsung Electronics Co., Ltd.	253,701
98,000	Taiwan Semiconductor Manufacturing Co., Ltd.	183,356
2,500	Xilinx, Inc.	63,150

		980,532

Software (2.1%):
1,670	Check Point Software Technologies, Ltd.*	49,232
33,371	Microsoft Corp.	767,867
427	Nintendo Co., Ltd.	124,405
19,960	Oracle Corp.	428,341
4,530	SAP AG	201,024

		1,570,869

Specialty Retail (0.5%):
3,460	Home Depot, Inc.	97,122
1,314	Industria de Diseno Textil SA	74,515
44,510	Kingfisher plc	138,112
670	USS Co., Ltd.	47,832

		357,581

Tobacco (2.1%):
21,703	Altria Group, Inc.	434,928
10,530	British American Tobacco plc	333,385
13,364	Imperial Tobacco Group plc	372,568
38	Japan Tobacco, Inc.	118,156
870	Lorillard, Inc.	62,623
2,435	Philip Morris International, Inc.	111,621
2,875	Reynolds American, Inc.	149,845

		1,583,126

Trading Companies & Distributors (0.1%):
3,800	Wolseley plc*	74,282

Wireless Telecommunication Services (1.1%):
25,410	Sprint Nextel Corp.*	107,739
6,690	Turkcell Iletisim Hizmetleri AS, SP ADR	86,836
325,789	Vodafone Group plc	675,015

		869,590

Total Common Stocks (Cost $42,148,897)		38,404,836

6

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

Principal		Fair
Amount		Value
Convertible Bonds (0.3%):
Computers & Peripherals (0.1%):
$114,000	Advanced Micro Devices, Inc., 6.00%, 5/1/15	$108,300

Diversified Financial Services (0.1%):
50,000	CapitalSource, Inc., 4.00%, 7/15/34, Callable 7/15/11 @ 100(b)	47,562

Hotels, Restaurants & Leisure (0.1%):
50,000	MGM Resorts International, 4.25%, 4/15/15(c)	39,563

Total Convertible Bonds (Cost $193,756)		195,425

Corporate Bonds (13.9%):
Automobiles (0.1%):
100,000	Ford Motor Credit Co. LLC, 7.00%, 4/15/15	98,917

Chemicals (0.4%):
200,000	Huntsman International LLC, 7.88%, 11/15/14, Callable 11/15/10 @ 103.94	193,000
100,000	Kerling plc, 10.63%, 1/28/17, Callable 2/1/14 @ 105.31(c)	123,800

		316,800

Commercial Services & Supplies (0.1%):
100,000	International Lease Finance Corp., 8.63%, 9/15/15(c)	94,750

Communications Equipment (0.2%):
129,000	Avaya, Inc., 0.00%, 10/26/14	110,251

Consumer Finance (0.1%):
100,000	Ford Motor Credit Co. LLC, 7.50%, 8/1/12	102,257

Containers & Packaging (0.0%):
27,000	Smurfit-Stone Container Corp., 6.75%, 2/22/16	26,854

Diversified Financial Services (1.6%):
40,938	CIT Group, Inc., 7.00%, 5/1/15, Callable 8/18/10 @ 103.50	37,765
469,000	CIT Group, Inc., 7.00%, 5/1/16, Callable 8/4/10 @ 103.50	427,962
322,000	CIT Group, Inc., 7.00%, 5/1/17, Callable 8/4/10 @ 103.50	289,800
100,000	Hexion Finance Escrow LLC/Hexion Escrow Corp., 8.88%, 2/1/18, Callable 2/1/14 @ 104.44	90,250
250,000	JPMorgan Chase & Co., Series 1, 7.90%, 4/29/49, Callable 4/30/18 @ 100	257,683
100,000	LBI Escrow Corp., 8.00%, 11/1/17, Callable 5/1/13 @ 106(c)	103,000

		1,206,460

Diversified Telecommunication Services (0.8%):
50,000	Cequel Communications Holdings I LLC, 8.63%, 11/15/17, Callable 11/15/12 @ 106.47(c)	49,813
250,000	Clearwire Corp., 12.00%, 12/1/15, Callable 12/1/12 @ 106(c)	247,812
100,000	First Data Corp., 9.88%, 9/24/15, Callable 9/30/11 @ 104.94	75,000
100,000	New Communications Holdings, 8.25%, 4/15/17(c)	100,375
100,000	New Communications Holdings, 8.50%, 4/15/20(c)	100,250

		573,250

Electric Utilities (0.8%):
127,536	Texas Competitive Electric Holdings Co. LLC, 3.85%, 10/10/14(d)	93,101
776,000	Texas Competitive Electric Holdings Co. LLC, Series A, 10.25%, 11/1/15, Callable 11/1/11 @ 105.13	512,160

		605,261

Energy Equipment & Services (0.1%):
100,000	Antero Resources Finance Corp., 9.38%, 12/1/17, Callable 12/1/13 @ 104.69(c)	100,000

Health Care Providers & Services (1.9%):
467,000	Community Health Systems, Inc., 8.88%, 7/15/15, Callable 7/15/11 @ 104.44	481,594

7

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Health Care Providers & Services, continued

$399,000	HCA, Inc., 6.50%, 2/15/16	$372,067
50,000	HCA, Inc., 7.88%, 2/15/20, Callable 8/15/14 @ 103.94	51,438
500,000	Tenet Healthcare Corp., 9.25%, 2/1/15	516,250
50,000	Vanguard Health Holding LLC, 8.00%, 2/1/18, Callable 2/1/14 @ 104	48,000

		1,469,349

Independent Power Producers & Energy Traders (0.7%):
100,000	AES Corp., 8.00%, 10/15/17	101,000
410,000	Dynegy Holdings, Inc., 7.50%, 6/1/15	324,412
34,000	Dynegy Roseton/Danskammer Pass Through Trust, Series B, 7.67%, 11/8/16	29,920
115,000	RRI Energy, Inc., 7.88%, 6/15/17	108,675

		564,007

Industrial Conglomerates (0.1%):
100,000	RBS Global & Rexnord LLC, 8.50%, 5/1/18, Callable 5/1/14 @ 104.25(c)	97,000

Internet Software & Services (0.3%):
8,189	First Data Corp., 3.09%, 9/24/14(d)	6,873
25,189	First Data Corp., 3.09%, 9/24/14(d)	21,155
23,362	First Data Corp., 3.09%, 9/24/14(d)	19,651
150,000	First Data Corp., 9.88%, 9/24/15, Callable 9/30/11 @ 104.94	114,000
47,000	First Data Corp., 11.25%, 3/31/16, Callable 9/30/11 @ 105.62	28,905

		190,584

Machinery (0.7%):
100,000	Case New Holland, Inc., 7.88%, 12/1/17(c)	100,750
400,000	Manitowoc Co., Inc., 9.50%, 2/15/18, Callable 2/15/14 @ 104.75	400,000

		500,750

Media (0.7%):
325,000	Cablevision Systems Corp., 8.63%, 9/15/17(c)	331,500
100,000	Cablevision Systems Corp., 7.75%, 4/15/18	100,000
100,000	Cablevision Systems Corp., 8.00%, 4/15/20	101,250

		532,750

Oil, Gas & Consumable Fuels (2.6%):
100,000	Anadarko Petroleum Corp., 5.95%, 9/15/16	86,070
100,000	ATP Oil & Gas Corp., 11.88%, 5/1/15, Callable 5/1/13 @ 111.88(c)	72,500
345,000	Chesapeake Energy Corp., 6.50%, 8/15/17	340,256
200,000	Chesapeake Energy Corp., 7.25%, 12/15/18	206,500
298,000	Denbury Resources, Inc., 8.25%, 2/15/20, Callable 2/15/15 @ 104.13	311,410
200,000	El Paso Corp., 7.25%, 6/1/18	200,539
250,000	Forest Oil Corp., 8.50%, 2/15/14	260,625
100,000	Linn Energy LLC/Linn Energy Finance Corp., 8.63%, 4/15/20, Callable 4/15/15 @ 104.31(c)	102,375
50,000	Newfield Exploration Co., 6.88%, 2/1/20, Callable 2/1/15 @ 103.44	48,500
135,000	SandRidge Energy, Inc., 3.92%, 4/1/14, Callable 7/22/10 @ 102(d)	118,328
65,000	SandRidge Energy, Inc., 8.00%, 6/1/18, Callable 6/1/13 @ 104(c)	61,588
155,000	W & T Offshore, Inc., 8.25%, 6/15/14, Callable 6/15/11 @ 104.13(c)	139,500

		1,948,191

Paper & Forest Products (0.1%):
50,000	Newpage Corp., 11.38%, 12/31/14, Callable 3/31/12 @ 105	45,375

Professional Services (0.4%):
300,000	Quintiles Transnational Corp., 9.50%, 12/30/14, Callable 7/22/10 @ 102.50(c)	301,500

8

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued

Real Estate Investment Trusts (REITs) (0.8%):
$200,000	FelCor Lodging LP, 10.00%, 10/1/14	$209,000
250,000	Host Hotels & Resorts, Inc. LP, Series Q, 6.75%, 6/1/16, Callable 6/1/11 @ 103.33	247,187
55,000	iStar Financial, Inc., 8.63%, 6/1/13	44,550
100,000	iStar Financial, Inc., 10.00%, 6/15/14, Callable 8/6/10 @ 100	99,000

		599,737

Real Estate Management & Development (0.4%):
100,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16, Callable 1/15/13 @ 103.88(c)	97,250
31,009	Realogy Corp., 3.25%, 10/10/13(d)	26,106
140,869	Realogy Corp., 3.29%, 10/10/13(d)	118,595
98,146	Realogy Corp., 3.29%, 10/10/13(d)	82,627

		324,578

Road & Rail (0.3%):
225,000	Hertz Corp. (The), 8.88%, 1/1/14, Callable 8/6/10 @ 104.44	227,813

Semiconductors & Semiconductor Equipment (0.6%):
100,000	Advanced Micro Devices, Inc., 8.13%, 12/15/17, Callable 12/15/13 @ 104.06(c)	99,500
415,000	Freescale Semiconductor, Inc., 8.88%, 12/15/14, Callable 12/15/10 @ 104.44	378,688

		478,188

Wireless Telecommunication Services (0.1%):
100,000	Cricket Communications, Inc.	101,500

Total Corporate Bonds (Cost $10,764,067)		10,616,122

Foreign Bonds (16.6%):
Commercial Banks (1.0%):
70,000	Bank Negara Monetary Notes, Series 2510, 2.43%, 7/22/10+(e)	21,606
90,000	Bank Negara Monetary Notes, Series 2410, 2.44%, 8/19/10+(e)	27,723
1,750,000	Bank Negara Monetary Notes, Series 3110, 2.54%, 8/19/10+(e)	539,060
440,000	Bank Negara Monetary Notes, Series 3810, 2.70%, 12/28/10+(e)	134,210
130,000	Bank Negara Monetary Notes, Series 3510, 2.71%, 1/20/11+(e)	39,584

		762,183

Sovereign Bond (15.6%):
340,000	Australian Government, Series 123, 5.75%, 4/15/12+	292,480
25,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 5/15/13+	26,384
165,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 5/15/15+	172,853
800,000	Brazil Nota do Tesouro Nacional, Series NTNF, 10.00%, 1/1/17+	400,570
140,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 5/15/45+	144,715
75,000	Egypt Treasury Bill, Series 182, 10.02%, 8/3/10+(e)	13,065
175,000	Egypt Treasury Bill, Series 182, 10.17%, 8/17/10+(e)	30,365
25,000	Egypt Treasury Bill, Series 182, 10.15%, 8/24/10+(e)	4,329
25,000	Egypt Treasury Bill, Series 357, 10.09%, 8/31/10+(e)	4,321
25,000	Egypt Treasury Bill, Series 273, 10.30%, 10/5/10+(e)	4,278
175,000	Egypt Treasury Bill, Series 273, 10.47%, 11/2/10+(e)	29,709

9

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

Principal		Fair
Amount		Value
Foreign Bonds, continued
Sovereign Bond, continued

$75,000	Egypt Treasury Bill, Series 364, 10.38%, 11/23/10+(e)	$12,656
150,000	Egypt Treasury Bill, Series 273, 10.43%, 11/30/10+(e)	25,261
325,000	Egypt Treasury Bill, Series 364, 10.46%, 12/7/10+(e)	54,621
100,000	Egypt Treasury Bill, Series 364, 10.52%, 12/21/10+(e)	16,738
650,000	Egypt Treasury Bill, Series 273, 10.35%, 1/4/11+(e)	108,354
25,000	Egypt Treasury Bill, Series 364, 10.48%, 1/11/11+(e)	4,159
50,000	Egypt Treasury Bill, Series 273, 10.33%, 1/25/11+(e)	8,284
1,250,000	Egypt Treasury Bill, Series 364, 10.82%, 2/8/11+(e)	206,260
50,000	Egypt Treasury Bill, Series 364, 10.45%, 3/8/11+(e)	8,183
650,000	Egypt Treasury Bill, Series 364, 10.43%, 3/29/11+(e)	105,723
1,075,000	Egypt Treasury Bill, Series 364, 10.31%, 4/12/11+(e)	174,144
2,600,000,000	Indonesia Government, Series FR34, 12.80%, 6/15/21+	375,107
3,200,000,000	Indonesia Government, Series FR44, 10.00%, 9/15/24+	378,336
3,300,000,000	Indonesia Government, Series FR47, 10.00%, 2/15/28+	377,542
420,000	Israel Government Bond, Series 2680, 7.00%, 4/29/11+	113,746
90,000	Israel Treasury Bill, Series 0111, 1.94%, 1/5/11+(e)	22,848
125,000	Israel Treasury Bill, Series 211, 2.05%, 2/2/11+(e)	31,668
55,000	Israel Treasury Bill, Series 311, 2.09%, 3/2/11+(e)	13,906
430,000	Israel Treasury Bill, Series 411, 2.18%, 4/6/11(e)	108,452
1,420,000,000	Korea Treasury Bond, Series 1112, 4.75%, 12/10/11+	1,183,381
1,430,000,000	Korea Treasury Bond, Series 1206, 4.00%, 6/10/12+	1,175,463

Shares or
Principal		Fair
Amount		Value
400,000,000	Korea Treasury Bond, Series 1212, 4.25%, 12/10/12+	$330,396
50,000	Malaysian Government, Series 4, 3.76%, 4/28/11+	15,584
1,540,000	Malaysian Government, Series 1, 3.83%, 9/28/11+	481,844
5,000,000	Mexico Bonos Desarr, Series M 20, 8.00%, 12/7/23+	411,865
7,000,000	Mexico Bonos Desarr, Series M 20, 7.50%, 6/3/27+	545,537
4,000,000	Mexico Bonos Desarr, Series M 30, 10.00%, 11/20/36+	391,641
340,000	New South Wales Treasury Corp., Series 12, 6.00%, 5/1/12+	292,204
2,900,000	Norwegian Government, 6.00%, 5/16/11+	460,223
500,000	Poland Government Bond, Series 0412, 4.75%, 4/25/12+	147,908
400,000	Poland Government Bond, Series 0712, 4.59%, 7/25/12+(e)	107,138
290,000	Poland Government Bond, Series 0413, 5.25%, 4/25/13+	86,158
750,000	Poland Government Bond, Series 0414, 5.75%, 4/25/14+	224,523
720,000	Poland Government Bond, Series 1015, 6.25%, 10/24/15+	219,249

10

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Foreign Bonds, continued
Sovereign Bond, continued

$490,000	Queensland Treasury Corp., Series 11, 6.00%, 6/14/11+	$417,419
280,000	Queensland Treasury Corp., Series 13, 6.00%, 8/14/13+	242,958
45,000	Queensland Treasury Corp., 7.13%, 9/18/17+(c)	33,564
200,000	Republic of Hungary, 5.75%, 6/11/18+	239,956
80,000	Republic of South Africa, Series E, 4.50%, 4/5/16, MTN+	100,271
6,900,000	Swedish Government, Series 1045, 5.25%, 3/15/11+	912,062
685,000	Western Australian Treasury Corp., Series 12, 5.50%, 7/17/12+	584,512

		11,872,913

Total Foreign Bonds (Cost $12,866,596)		12,635,096

Preferred Stocks (0.4%):
Oil, Gas & Consumable Fuels (0.2%):
100	Chesapeake Energy Corp., Series A(c)	130,471

Real Estate Investment Trusts (REITs) (0.2%):
2,500	FelCor Lodging Trust, Inc., Series A	49,219
116	Wells Fargo & Co., Series L, Class A	107,996

		157,215

Total Preferred Stocks (Cost $260,351)		287,686

Municipal Bonds (0.8%):
California (0.5%):
$15,000	California State, Build America Bonds, GO, 6.65%, 3/1/22	15,780
40,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	42,688
125,000	California State, Build America Bonds, GO, 7.95%, 3/1/36, Callable 3/1/20 @ 100	131,299
110,000	California State, Build America Bonds, GO, 7.63%, 3/1/40	118,852
20,000	California State, GO, 6.20%, 3/1/19	20,862
10,000	California State, GO, 4.50%, 8/1/28,AMBAC, Callable 2/1/17 @ 100	9,069
30,000	California State, GO, 5.25%, 3/1/30, Callable 3/1/20 @ 100	30,337
25,000	California State, GO, 5.50%, 3/1/40, Callable 3/1/20 @ 100	25,335

		394,222

Illinois (0.1%):
60,000	Illinois State, GO, 4.42%, 1/1/15	59,605

Michigan (0.0%):
5,000	Detroit Michigan, GO, 4.50%, 11/1/23, Callable 11/1/20 @ 100	4,834

New York (0.2%):
135,000	New York State Dormitory Authority State Personal Income Tax, Build America Bonds, Revenue, 5.50%, 3/15/30	135,441
40,000	New York State Dormitory Authority State Personal Income Tax, Build America Bonds, Revenue, 5.60%, 3/15/40	40,229

		175,670

Total Municipal Bonds (Cost $618,507)		634,331

Yankee Dollars (4.8%):
Commercial Banks (0.3%):
100,000	Export-Import Bank of Korea, 8.13%, 1/21/14	114,399
110,000	Korea Development Bank, 8.00%, 1/23/14	125,213

		239,612

Diversified Financial Services (0.1%):
100,000	CEVA Group plc, 11.50%, 4/1/18+(c)	101,500

Oil, Gas & Consumable Fuels (0.9%):
100,000	Expro Finance Luxembourg, 8.50%, 12/15/16+(c)	95,500
400,000	Petroleos de Venezuela SA, 14.64%, 7/10/11, Series 2011+(e)	348,000

11

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

Principal		Fair
Amount		Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued

$190,000	Petroplus Finance, Ltd., 6.75%, 5/1/14+(c)	$165,300
85,000	Petroplus Finance, Ltd., 7.00%, 5/1/17+(c)	69,275

		678,075

Sovereign Bond (3.5%):
170,000	Emirate of Abu Dhabi, 6.75%, 4/8/19+(c)	194,330
175,000	Indonesia Government International Bond, 11.63%, 3/4/19+(c)	251,563
1,000,000	Republic of Argentina, 0.39%, 8/3/12+	336,250
125,000	Republic of Hungary, 6.25%, 1/29/20+	123,028
320,000	Republic of Iraq, 5.80%, 1/15/28+(c)	257,600
100,000	Republic of Lithuania, 7.38%, 2/11/20(c)	104,875
230,000	Republic of Lithuania, 7.38%, 2/11/20+(c)	243,627
496,800	Russia Foreign Bond, 7.50%, 3/31/30+(b)(c)	560,763
100,000	Socialist Republic of Vietnam, 6.75%, 1/29/20+(c)	103,000
240,000	South Africa Government International Bond, 6.88%, 5/27/19+	274,500
170,000	State of Qatar, 6.55%, 4/9/19+(c)	192,525

		2,642,061

Total Yankee Dollars (Cost $3,699,683)		3,661,248

U.S. Government Agency Mortgages (9.3%):
Federal Farm Credit (4.1%)
3,130,000	0.01%, 7/1/10(e)	3,130,000

Shares or
Principal		Fair
Amount		Value
Federal Home Loan Bank (5.2%)
3,945,000	0.00%, 7/1/10(e)	$3,945,000

Total U.S. Government Agency Mortgages (Cost $7,075,000)		7,075,000

Investment Companies (6.0%):
4,581,675	Dreyfus Treasury Prime Cash Management, 0.00%(e)	4,581,675

Total Investment Companies (Cost $4,581,675)		4,581,675

Total Investment Securities (Cost $82,526,540)(f) — 103.0%		78,442,519
Net other assets (liabilities) — (3.0)%		(2,292,471)

Net Assets — 100.0%		$76,150,048

Percentages indicated are based on net assets as of June 30, 2010.

ADR—American Depository Receipt

AMBAC—Insured by American Municipal Bond Insurance Assurance Corp.

GO—General Obligation

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

plc—Public Liability Company

REIT—Real Estate Investment Trust

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

*	Non-income producing security.

(a)	Security was fair valued and is an illiquid security as of June 30, 2010. Represents 0.10% of the net assets of the Fund.

(b)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at June 30, 2010.

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(d)	Variable rate security. The rate presented represents the rate in effect at June 30, 2010. The date presented represents the final maturity date.

12

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

(e)	The rate represents the effective yield at June 30, 2010.

(f)	Cost for federal income tax purposes is $82,752,044. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,205,167
Unrealized depreciation	(5,514,692)

Net unrealized depreciation	$(4,309,525)

As of June 30, 2010 the Fund’s open foreign currency exchange contracts were as follows:

					Unrealized
		Delivery	Contract	Fair	Appreciation/
Long Contracts	Counterparty	Date	Amount	Value	(Depreciation)

Receive 270,293 Australian Dollars in exchange for U.S. Dollars	Westpac Banking Corp	7/6/10	$228,722	$227,285	$(1,437)
Receive 43,216 Australian Dollars in exchange for U.S. Dollars	UBS Warburg	2/8/11	36,000	35,423	(577)
Receive 43,228 Australian Dollars in exchange for U.S. Dollars	Morgan Stanley	2/8/11	36,000	35,432	(568)
Receive 461,125,000 Chilean Peso in exchange for U.S. Dollars	Deutsche Bank	10/29/10	875,000	844,551	(30,449)
Receive 4,400,000 Chilean Peso in exchange for U.S. Dollars	Bank of America	2/10/11	8,190	8,026	(164)
Receive 4,400,000 Chilean Peso in exchange for U.S. Dollars	Deutsche Bank	2/10/11	8,190	8,026	(164)
Receive 4,400,000 Chilean Peso in exchange for U.S. Dollars	Barclays Bank	2/11/11	8,205	8,025	(180)
Receive 4,400,000 Chilean Peso in exchange for U.S. Dollars	Deutsche Bank	2/14/11	8,294	8,024	(270)
Receive 8,700,000 Chilean Peso in exchange for U.S. Dollars	Morgan Stanley	2/16/11	16,448	15,864	(584)
Receive 4,300,000 Chilean Peso in exchange for U.S. Dollars	JP Morgan Chase	2/18/11	8,206	7,840	(366)
Receive 2,200,000 Chilean Peso in exchange for U.S. Dollars	Deutsche Bank	2/18/11	4,207	4,012	(195)
Receive 9,500,000 Chilean Peso in exchange for U.S. Dollars	Morgan Stanley	2/22/11	18,198	17,318	(880)
Receive 4,300,000 Chilean Peso in exchange for U.S. Dollars	Deutsche Bank	2/22/11	8,230	7,838	(392)
Receive 7,300,000 Chilean Peso in exchange for U.S. Dollars	JP Morgan Chase	2/22/11	13,954	13,308	(646)
Receive 13,000,000 Chilean Peso in exchange for U.S. Dollars	Morgan Stanley	2/22/11	24,689	23,698	(991)
Receive 4,300,000 Chilean Peso in exchange for U.S. Dollars	Merrill Lynch	2/23/11	8,152	7,838	(314)
Receive 4,300,000 Chilean Peso in exchange for U.S. Dollars	Morgan Stanley	2/24/11	8,211	7,838	(373)
Receive 6,500,000 Chilean Peso in exchange for U.S. Dollars	Deutsche Bank	2/25/11	12,433	11,847	(586)
Receive 9,210,000 Chilean Peso in exchange for U.S. Dollars	Morgan Stanley	2/25/11	17,615	16,787	(828)
Receive 3,900,000 Chilean Peso in exchange for U.S. Dollars	JP Morgan Chase	2/28/11	7,414	7,107	(307)
Receive 5,600,000 Chilean Peso in exchange for U.S. Dollars	Morgan Stanley	3/1/11	10,677	10,205	(472)
Receive 2,200,000 Chilean Peso in exchange for U.S. Dollars	Merrill Lynch	3/1/11	4,196	4,009	(187)
Receive 1,400,000 Chilean Peso in exchange for U.S. Dollars	Deutsche Bank	3/2/11	2,679	2,551	(128)
Receive 2,500,000 Chilean Peso in exchange for U.S. Dollars	Morgan Stanley	3/15/11	4,829	4,553	(276)
Receive 4,300,000 Chilean Peso in exchange for U.S. Dollars	JP Morgan Chase	3/21/11	8,332	7,829	(503)
Receive 4,500,000 Chilean Peso in exchange for U.S. Dollars	Deutsche Bank	5/10/11	8,475	8,173	(302)
Receive 5,836,250 Chinese Yuan in exchange for U.S. Dollars	HSBC	10/29/10	875,000	863,216	(11,784)
Receive 41,781,250 Indian Rupee in exchange for U.S. Dollars	JP Morgan Chase	10/29/10	875,000	888,048	13,048
Receive 1,391,625 Israeli New Sheqel in exchange for U.S. Dollars	Deutsche Bank	10/29/10	375,000	358,092	(16,908)
Receive 467,900 Israeli New Sheqel in exchange for U.S. Dollars	Deutsche Bank	1/7/11	125,355	120,364	(4,991)
Receive 65,639 Israeli New Sheqel in exchange for U.S. Dollars	Morgan Stanley	3/29/11	17,481	16,879	(602)
Receive 39,869 Israeli New Sheqel in exchange for U.S. Dollars	Morgan Stanley	3/31/11	10,634	10,252	(382)
Receive 287,500 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	10/20/10	3,059	3,259	200
Receive 2,979,813 Malaysian Ringgit in exchange for U.S. Dollars	JP Morgan Chase	10/29/10	875,000	916,122	41,122
Receive 1,374,360 Malaysian Ringgit in exchange for U.S. Dollars	JP Morgan Chase	1/4/11	400,000	421,266	21,266
Receive 345,000 New Zealand Dollars in exchange for U.S. Dollars	Deutsche Bank	10/29/10	242,052	234,231	(7,821)
Receive 145,000 New Zealand Dollars in exchange for U.S. Dollars	Deutsche Bank	10/29/10	103,182	98,445	(4,737)
Receive 100,000 New Zealand Dollars in exchange for U.S. Dollars	Deutsche Bank	10/29/10	68,690	67,893	(797)
Receive 38,000 New Zealand Dollars in exchange for U.S. Dollars	Deutsche Bank	10/29/10	26,114	25,800	(314)
Receive 78,260 Norwegian Krone in exchange for U.S. Dollars	State Street	8/16/10	13,169	12,002	(1,167)
Receive 100,700 Norwegian Krone in exchange for U.S. Dollars	Bank of America	8/16/10	16,071	15,443	(628)
Receive 51,950 Norwegian Krone in exchange for U.S. Dollars	State Street	8/16/10	7,974	7,967	(7)
Receive 35,820,000 Philippine Peso in exchange for U.S. Dollars	Deutsche Bank	10/29/10	750,000	763,611	13,611
Receive 12,800 Swiss Francs in exchange for U.S. Dollars	Bank of America	11/10/10	11,609	11,914	305

					$(2,725)

13

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

					Unrealized
		Delivery	Contract	Fair	Appreciation/
Short Contracts	Counterparty	Date	Amount	Value	(Depreciation)

Deliver 90,000 British Pounds in exchange for U.S. Dollars	State Street	8/12/10	$133,333	$134,447	$(1,114)
Deliver 695,396 British Pounds in exchange for U.S. Dollars	Barclays Bank	8/12/10	1,041,355	1,038,819	2,536
Deliver 52,000 British Pounds in exchange for U.S. Dollars	State Street	8/12/10	78,399	77,681	718
Deliver 1,644,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	10/29/10	2,430,818	2,011,471	419,347
Deliver 115,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	1/4/11	164,390	140,756	23,634
Deliver 15,000 European Euro in exchange for U.S. Dollars	UBS Warburg	2/16/11	20,399	18,364	2,035
Deliver 15,000 European Euro in exchange for U.S. Dollars	JP Morgan Chase	2/16/11	20,409	18,364	2,045
Deliver 17,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	2/18/11	23,357	20,812	2,545
Deliver 17,000 European Euro in exchange for U.S. Dollars	UBS Warburg	2/18/11	23,355	20,813	2,542
Deliver 43,000 European Euro in exchange for U.S. Dollars	Bank of America	3/7/11	58,835	52,648	6,187
Deliver 57,000 European Euro in exchange for U.S. Dollars	UBS Warburg	3/7/11	78,076	69,789	8,287
Deliver 15,000 European Euro in exchange for U.S. Dollars	HSBC	3/8/11	20,526	18,366	2,160
Deliver 1,021,810 European Euro in exchange for U.S. Dollars	Bank of America	7/16/10	1,396,814	1,249,452	147,362
Deliver 121,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	3/16/11	166,275	148,156	18,119
Deliver 13,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	3/17/11	17,747	15,918	1,829
Deliver 87,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	3/21/11	119,505	106,528	12,977
Deliver 86,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	3/22/11	117,412	105,304	12,108
Deliver 85,000 European Euro in exchange for U.S. Dollars	State Street	7/16/10	114,946	103,936	11,010
Deliver 120,000 European Euro in exchange for U.S. Dollars	State Street	7/16/10	162,160	146,734	15,426
Deliver 37,000 European Euro in exchange for U.S. Dollars	UBS Warburg	4/7/11	49,983	45,309	4,674
Deliver 61,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	4/7/11	82,431	74,699	7,732
Deliver 73,000 European Euro in exchange for U.S. Dollars	HSBC	4/7/11	98,655	89,394	9,261
Deliver 99,000 European Euro in exchange for U.S. Dollars	UBS Warburg	4/13/11	133,363	121,237	12,126
Deliver 60,000 European Euro in exchange for U.S. Dollars	HSBC	4/14/11	81,908	73,477	8,431
Deliver 122,300 European Euro in exchange for U.S. Dollars	Deutsche Bank	7/16/10	165,175	149,546	15,629
Deliver 122,000 European Euro in exchange for U.S. Dollars	State Street	7/16/10	149,914	149,180	734
Deliver 122,200 European Euro in exchange for U.S. Dollars	State Street	7/16/10	138,701	137,196	1,505
Deliver 76,200 European Euro in exchange for U.S. Dollars	State Street	7/16/10	92,636	92,932	(296)
Deliver 91,650,000 Japanese Yen in exchange for U.S. Dollars	JP Morgan Chase	10/29/10	1,000,000	1,039,145	(39,145)
Deliver 6,194,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	11/15/10	69,149	70,255	(1,106)
Deliver 3,093,000 Japanese Yen in exchange for U.S. Dollars	JP Morgan Chase	11/16/10	34,574	35,083	(509)
Deliver 1,491,000 Japanese Yen in exchange for U.S. Dollars	Barclays Bank	11/16/10	16,595	16,912	(317)
Deliver 1,616,000 Japanese Yen in exchange for U.S. Dollars	HSBC	11/17/10	17,976	18,331	(355)
Deliver 6,176,000 Japanese Yen in exchange for U.S. Dollars	Barclays Bank	11/17/10	69,150	70,054	(904)
Deliver 2,471,000 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	11/17/10	27,661	28,028	(367)
Deliver 8,613,000 Japanese Yen in exchange for U.S. Dollars	Barclays Bank	11/18/10	96,817	97,699	(882)
Deliver 6,679,000 Japanese Yen in exchange for U.S. Dollars	Bank of America	11/29/10	75,373	75,780	(407)
Deliver 6,105,000 Japanese Yen in exchange for U.S. Dollars	Barclays Bank	11/29/10	69,158	69,267	(109)
Deliver 2,416,000 Japanese Yen in exchange for U.S. Dollars	Citibank	11/29/10	27,667	27,412	255
Deliver 3,627,000 Japanese Yen in exchange for U.S. Dollars	Barclays Bank	11/29/10	41,489	41,152	337
Deliver 5,989,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	12/1/10	69,151	67,954	1,197
Deliver 2,255,332 Japanese Yen in exchange for U.S. Dollars	JP Morgan Chase	12/28/10	24,754	25,605	(851)
Deliver 2,260,084 Japanese Yen in exchange for U.S. Dollars	Citibank	12/28/10	24,754	25,659	(905)
Deliver 2,251,755 Japanese Yen in exchange for U.S. Dollars	BZW Capital Markets	12/28/10	24,754	25,564	(810)
Deliver 3,030,000 Japanese Yen in exchange for U.S. Dollars	Barclays Bank	1/7/11	33,256	34,409	(1,153)
Deliver 1,520,000 Japanese Yen in exchange for U.S. Dollars	Citibank	1/7/11	16,681	17,261	(580)
Deliver 1,520,000 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	1/7/11	16,684	17,261	(577)
Deliver 1,520,000 Japanese Yen in exchange for U.S. Dollars	HSBC	1/11/11	16,612	17,263	(651)
Deliver 1,520,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	1/11/11	16,630	17,263	(633)
Deliver 4,120,000 Japanese Yen in exchange for U.S. Dollars	HSBC	1/13/11	44,921	46,794	(1,873)
Deliver 3,250,000 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	1/14/11	35,909	36,913	(1,004)

14

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

					Unrealized
		Delivery	Contract	Fair	Appreciation/
Short Contracts	Counterparty	Date	Amount	Value	(Depreciation)

Deliver 4,090,000 Japanese Yen in exchange for U.S. Dollars	Barclays Bank	1/14/11	$44,932	$46,454	$(1,522)
Deliver 7,610,000 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	1/26/11	84,742	86,460	(1,718)
Deliver 2,170,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	1/26/11	24,227	24,654	(427)
Deliver 8,700,000 Japanese Yen in exchange for U.S. Dollars	Barclays Bank	1/26/11	96,869	98,844	(1,975)
Deliver 7,484,000 Japanese Yen in exchange for U.S. Dollars	HSBC	1/27/11	83,329	85,031	(1,702)
Deliver 3,771,000 Japanese Yen in exchange for U.S. Dollars	Morgan Stanley	2/10/11	42,389	42,860	(471)
Deliver 4,000,000 Japanese Yen in exchange for U.S. Dollars	JP Morgan Chase	2/22/11	44,454	45,475	(1,021)
Deliver 4,020,000 Japanese Yen in exchange for U.S. Dollars	HSBC	2/22/11	44,710	45,703	(993)
Deliver 4,600,000 Japanese Yen in exchange for U.S. Dollars	HSBC	3/1/11	51,514	52,306	(792)
Deliver 5,100,000 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	3/1/11	57,330	57,991	(661)
Deliver 4,600,000 Japanese Yen in exchange for U.S. Dollars	JP Morgan Chase	3/1/11	51,484	52,306	(822)
Deliver 5,012,000 Japanese Yen in exchange for U.S. Dollars	Citibank	3/18/11	55,647	57,015	(1,368)
Deliver 3,000,000 Japanese Yen in exchange for U.S. Dollars	Morgan Stanley	3/18/11	33,296	34,127	(831)
Deliver 4,060,000 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	3/18/11	45,146	46,185	(1,039)
Deliver 4,542,830 Japanese Yen in exchange for U.S. Dollars	Bank of America	3/22/11	50,484	51,682	(1,198)
Deliver 3,500,000 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	4/20/11	38,167	39,847	(1,680)
Deliver 3,500,000 Japanese Yen in exchange for U.S. Dollars	Citibank	4/20/11	38,188	39,847	(1,659)
Deliver 6,850,000 Japanese Yen in exchange for U.S. Dollars	Barclays Bank	10/20/10	74,227	77,651	(3,424)
Deliver 7,475,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	5/10/11	83,679	85,143	(1,464)
Deliver 11,175,000 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	5/10/11	125,519	127,287	(1,768)
Deliver 11,180,000 Japanese Yen in exchange for U.S. Dollars	Citibank	5/10/11	125,514	127,344	(1,830)
Deliver 885,000 Japanese Yen in exchange for U.S. Dollars	State Street	10/20/10	10,030	10,032	(2)
Deliver 1,750,000 Malaysian Ringgit in exchange for U.S. Dollars	JP Morgan Chase	10/29/10	530,416	538,025	(7,609)
Deliver 6,979,500 Mexican Peso in exchange for U.S. Dollars	Deutsche Bank	10/29/10	500,000	532,731	(32,731)
Deliver 655,154 New Zealand Dollars in exchange for U.S. Dollars	Deutsche Bank	10/29/10	471,711	444,805	26,906
Deliver 693,963 New Zealand Dollars in exchange for U.S. Dollars	Deutsche Bank	10/29/10	500,000	471,153	28,847
Deliver 1,189,308 Norwegian Krone in exchange for U.S. Dollars	Deutsche Bank	8/16/10	199,134	182,392	16,742
Deliver 86,500 Norwegian Krone in exchange for U.S. Dollars	State Street	8/16/10	14,697	13,265	1,432
Deliver 146,340 Norwegian Krone in exchange for U.S. Dollars	Deutsche Bank	8/16/10	24,678	22,443	2,235
Deliver 429,976 Swiss Franc in exchange for U.S. Dollars	Deutsche Bank	11/10/10	390,178	400,234	(10,056)
Deliver 28,900 Swiss Franc in exchange for U.S. Dollars	Bank of America	11/10/10	25,417	26,901	(1,484)
Deliver 54,000 Swiss Franc in exchange for U.S. Dollars	State Street	11/10/10	50,066	50,265	(199)

					$693,916

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

As of June 30, 2010 the Fund’s open forward cross currency contracts were as follows:

								Net
								Unrealized
			Amount		Amount	Contract	Market	Appreciation/
Purchase/Sale	Counterparty		Purchased		Sold	Value	Value	(Depreciation)

Australian Dollar/Japanese Yen	Citibank	AUD	27,000	JPY	1,998,351	$22,465	$21,881	$(584)
Australian Dollar/Japanese Yen	Deutsche Bank	AUD	27,000	JPY	2,002,428	22,465	21,835	(630)
Australian Dollar/Japanese Yen	Barclays Bank	AUD	27,000	JPY	1,993,410	22,465	21,938	(527)
Brazilian Real/Japanese Yen	Deutsche Bank	BRL	435,000	JPY	21,345,450	249,498	242,210	(7,288)
Brazilian Real/Japanese Yen	Deutsche Bank	BRL	103,000	JPY	4,690,486	52,273	53,375	1,102
Brazilian Real/Japanese Yen	HSBC	BRL	38,000	JPY	1,736,134	19,291	19,628	337
Norwegian Krone/Euro	Deutsche Bank	NOK	710,000	EUR	83,148	121,775	128,547	6,772
Norwegian Krone/Euro	Deutsche Bank	NOK	1,400,000	EUR	164,830	247,332	259,612	12,280
Norwegian Krone/Euro	UBS Warburg	NOK	550,000	EUR	64,325	97,160	102,385	5,225
Norwegian Krone/Euro	UBS Warburg	NOK	180,000	EUR	20,870	31,172	33,103	1,931
Norwegian Krone/Euro	UBS Warburg	NOK	389,900	EUR	46,788	64,151	66,201	2,050
Norwegian Krone/Euro	Deutsche Bank	NOK	779,000	EUR	93,622	127,594	131,511	3,917
Norwegian Krone/Euro	UBS Warburg	NOK	545,000	EUR	65,509	89,267	91,996	2,729
Polish Zloty/Euro	Deutsche Bank	PLN	700,000	EUR	163,098	245,571	251,060	5,489
Polish Zloty/Euro	Deutsche Bank	PLN	233,000	EUR	55,922	75,849	75,310	(539)
Polish Zloty/Euro	Barclays Bank	PLN	233,000	EUR	55,611	75,580	75,419	(161)
Polish Zloty/Euro	Deutsche Bank	PLN	233,000	EUR	56,103	76,831	76,055	(776)
Polish Zloty/Euro	Morgan Stanley	PLN	91,000	EUR	21,423	26,914	27,079	165
South Korean Won/Japanese Yen	HSBC	KRW	45,000,000	JPY	3,385,495	38,874	37,570	(1,304)
South Korean Won/Japanese Yen	JP Morgan Chase	KRW	15,000,000	JPY	1,136,363	13,053	12,530	(523)
South Korean Won/Japanese Yen	Deutsche Bank	KRW	13,000,000	JPY	987,691	11,312	10,826	(486)
South Korean Won/Japanese Yen	JP Morgan Chase	KRW	9,000,000	JPY	688,968	7,854	7,459	(395)
Swedish Krona/Euro	Deutsche Bank	SEK	4,380,000	EUR	423,327	620,852	664,798	43,946

								$72,730

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2010:

Country	Percentage
Argentina	0.4%
Australia	2.5%
Bermuda	0.1%
Brazil	1.1%
Canada	0.5%
Cayman Islands	0.1%
China	0.1%
Denmark	0.4%
Egypt	1.0%
France	2.5%
Germany	2.5%
Hong Kong	0.3%
Hungary	0.5%
India	0.1%
Indonesia	1.8%
Iraq	0.3%
Ireland	1.0%
Israel	0.4%
Italy	0.4%
Japan	0.8%
Lithuania	0.4%
Luxembourg	0.1%
Malaysia	1.6%
Mexico	1.7%
Netherlands	0.7%
New Zealand	0.0%
Norway	1.0%
Poland	1.0%
Qatar	0.3%
South Korea	4.6%
Russian Federation	0.8%
Singapore	0.5%
South Africa	0.5%
Spain	0.6%
Sweden	1.4%
Switzerland	3.7%
Taiwan	0.2%
Turkey	0.1%
United Arab Emirates	0.3%
United Kingdom	5.5%
United States	58.1%
Vietnam	0.1%

100.0%

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL Franklin
Templeton Founding
Strategy Plus Fund

Assets:
Investment securities, at cost	$82,526,540

Investment securities, at value	$78,442,519
Interest and dividends receivable	456,962
Foreign currency, at value (cost $99,683)	99,197
Receivable for capital shares issued	488,176
Receivable for investments sold	537,551
Unrealized appreciation on foreign currency contracts	1,220,806
Reclaims receivable	18,120
Prepaid expenses	34

Total Assets	81,263,365

Liabilities:
Unrealized depreciation on foreign currency contracts	456,885
Payable for investments purchased	4,597,584
Manager fees payable	35,956
Administration fees payable	3,108
Distribution fees payable	14,616
Custodian fees payable	4,049
Administrative and compliance services fees payable	67
Trustee fees payable	213
Other accrued liabilities	839

Total Liabilities	5,113,317

Net Assets	$76,150,048

Net Assets Consist of:
Capital	$78,027,755
Accumulated net investment income/(loss)	1,035,000
Accumulated net realized gains/(losses) from investment transactions	409,909
Net unrealized appreciation/(depreciation) on investments	(3,322,616)

Net Assets	$76,150,048

Shares of beneficial interest (unlimited number of shares authorized, no par value)	7,738,800
Net Asset Value (offering and redemption price per share)	$9.84

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Statement of Operations
For the Six Months Ended June 30, 2010
(Unaudited)

AZL Franklin
Templeton Founding
Strategy Plus Fund

Investment Income:
Interest	$882,004
Dividends	590,916
Foreign withholding tax	(47,839)

Total Investment Income	1,425,081

Expenses:
Manager fees	219,600
Administration fees	32,827
Distribution fees	78,428
Custodian fees	41,890
Administrative and compliance service fees	665
Trustees’ fees	2,102
Professional fees	3,511
Shareholder reports	3,241
Other expenses	675

Total expenses before reductions	382,939
Less expenses contractually waived/reimbursed by the Manager	(12,388)

Net expenses	370,551

Net Investment Income/(Loss)	1,054,530

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	389,362
Change in unrealized appreciation/(depreciation) on investments	(4,385,196)

Net Realized/Unrealized Gains/(Losses) on Investments	(3,995,834)

Change in Net Assets Resulting From Operations	$(2,941,304)

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Statements of Changes in Net Assets

	AZL Franklin
	Templeton Founding Strategy Plus Fund
	For the	October 23,
	Six Months	2009 to
	Ended	December 31,
	June 30, 2010	2009(a)
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,054,530	$209,770
Net realized gains/(losses) on investment transactions	389,362	9,926
Change in unrealized appreciation/(depreciation) on investments	(4,385,196)	1,062,580

Change in net assets resulting from operations	(2,941,304)	1,282,276

Dividends to Shareholders:
From net investment income	—	(243,500)

Change in net assets resulting from dividends to shareholders	—	(243,500)

Capital Transactions:
Proceeds from shares issued	25,122,735	53,698,799
Proceeds from dividends reinvested	—	243,500
Value of shares redeemed	(983,596)	(28,862)

Change in net assets resulting from capital transactions	24,139,139	53,913,437

Change in net assets	21,197,835	54,952,213
Net Assets:
Beginning of period	54,952,213	—

End of period	$76,150,048	$54,952,213

Accumulated net investment income/(loss)	$1,035,000	$(19,530)

Share Transactions:
Shares issued	2,446,813	5,366,756
Dividends reinvested	—	23,803
Shares redeemed	(95,671)	(2,901)

Change in shares	2,351,142	5,387,658

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

		October 23,
	Six Months	2009 to
	Ended	December 31,
	June 30, 2010	2009(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.20	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.14	0.04
Net Realized and Unrealized Gains/(Losses) on Investments	(0.50)	0.21

Total from Investment Activities	(0.36)	0.25

Dividends to Shareholders From:
Net Investment Income	—	(0.05)

Total Dividends	—	(0.05)

Net Asset Value, End of Period	$9.84	$10.20

Total Return(b) (c)	(3.53)%	2.45%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$76,150	$54,952
Net Investment Income/(Loss)(d)	3.36%	2.11%
Expenses Before Reductions(d) (e)	1.22%	1.20%
Expenses Net of Reductions(d)	1.18%	1.20%
Portfolio Turnover Rate(c)	15.55%	1.99%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). These Notes to the Financial Statements are for the AZL Franklin Templeton Founding Strategy Plus Fund (the “Fund”). The Trust consists of 31 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco International Equity Fund (formerly AZL AIM International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund (formerly AZL Van Kampen Global Real Estate Fund)
•	AZL Morgan Stanley International Equity Fund (formerly AZL Van Kampen International Equity Fund)
•	AZL Morgan Stanley Mid Cap Growth Fund (formerly AZL Van Kampen Mid Cap Growth Fund)
•	AZL NACM International Growth Fund
•	AZL NFJ International Value Fund
•	AZL OCC Growth Fund
•	AZL OCC Opportunity Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Growth and Income Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Mortgage Dollar Roll Transactions

The Fund may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, a Fund sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Fund will not be entitled to receive any interest or principal paid on the securities sold. The Fund is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Fund may also be compensated by receipt of a commitment fee.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. During the period ended June 30, 2010, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The contract amount of foreign currency exchange contracts outstanding was $22.1 million as of June 30, 2010. The monthly average amount for these contracts was $19.5 million for the period ended June 30, 2010.

Futures Contracts

The Fund may enter into futures contracts. The Fund uses futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. During the period ended June 30, 2010, the Fund did not enter into any future contracts.

Summary of Derivative Instruments

The following is a summary of the fair value of Derivative Instruments as of June 30, 2010:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of	Total
	Assets and	Total Fair	Assets and	Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Foreign Exchange Contracts	Unrealized appreciation on foreign currency contracts	$1,220,806	Unrealized depreciation on foreign currency contracts	$456,885

*	Total Fair Value is presented by Primary Risk Exposure. For foreign currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/depreciation (for liability derivatives).

The following is a summary of the effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2010:

Change in Unrealized
Appreciation
	Location of Gain (Loss)	Realized Gain (Loss)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Foreign Exchange Contracts	Net realized gains (losses) on securities and foreign currency transactions, change in net unrealized appreciation/ depreciation on investments	$283,718	$505,651

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained three independent money management organizations (the “Subadviser”), Franklin Advisers, Inc. (“Advisors”), Franklin Mutual Advisers, LLC (“Franklin Mutual”) and Templeton Global Advisors Limited (“Global Advisors”) to make investment decisions on behalf of the Fund. Pursuant to subadvisory agreements between the Manager and Advisors, the Manager and Franklin Mutual, and the Manager and Global Advisors, and the Trust, Advisors, Franklin Mutual and Global Advisors provide investment advisory services as Subadvisers for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. The annual expense limit of the Fund is 1.20%.

For the period ended June 30, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Franklin Templeton Founding Strategy Plus Fund	0.70%	1.20%

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires	Expires
	12/31/2012	12/31/2013
AZL Franklin Templeton Founding Strategy Plus Fund	$509	$12,388

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $947 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities and are typically categorized as Level 2 in the fair value hierarchy.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Aerospace & Defense	$51,826	$70,466	$—	$122,292
Air Freight & Logistics	352,953	198,558	—	551,511
Auto Components	—	105,942	—	105,942
Automobiles	—	768,228	—	768,228
Beverages	652,885	431,596	—	1,084,481
Capital Markets	375,553	153,364	—	528,917
Chemicals	—	188,645	—	188,645
Commercial Banks	696,814	902,882	—	1,599,696
Commercial Services & Supplies	—	47,346	—	47,346
Communications Equipment	473,996	108,706	—	582,702
Construction Materials	—	105,060	—	105,060
Diversified Financial Services	854,501	306,158	16,000	1,176,659
Diversified Telecommunication Services	652,152	875,936	—	1,528,088
Electric Utilities	1,470,225	304,301	—	1,774,526
Electrical Equipment	—	193,753	—	193,753
Electronic Equipment, Instruments & Components	672,094	66,173	—	738,267
Food & Staples Retailing	1,028,454	195,913	—	1,224,367
Food Products	611,019	770,141	—	1,381,160
Hotels, Restaurants & Leisure	—	188,270	—	188,270
Industrial Conglomerates	201,736	924,641	—	1,126,377
Insurance	1,105,321	424,319	—	1,529,640
Life Sciences Tools & Services	—	83,238	—	83,238
Marine	—	227,416	—	227,416
Media	1,842,005	379,212	—	2,221,217
Metals & Mining	407,140	170,089	—	577,229
Office Electronics	320,402	105,874	—	426,276
Oil, Gas & Consumable Fuels	1,779,612	1,127,096	—	2,906,708
Pharmaceuticals	1,902,179	1,286,950	—	3,189,129
Professional Services	—	193,700	—	193,700
Real Estate Investment Trusts (REITs)	113,898	91,848	—	205,746
Real Estate Management & Development	77,498	171,096	—	248,594
Semiconductors & Semiconductor Equipment	543,475	437,057	—	980,532
Software	1,245,440	325,429	—	1,570,869
Specialty Retail	97,122	260,459	—	357,581
Tobacco	759,017	824,109	—	1,583,126
Trading Companies & Distributors	—	74,282	—	74,282
Wireless Telecommunication Services	194,575	675,015	—	869,590
All Other Common Stocks+	6,143,676	—	—	6,143,676
Convertible Bonds	—	195,425	—	195,425
Convertible Preferred Stocks	351,100	—	—	351,100
Corporate Bonds	—	10,616,122	—	10,616,122
Foreign Bonds	—	12,635,096	—	12,635,096
Municipal Bonds	—	634,331		634,331
Preferred Stocks	107,996	179,690	—	287,686
U.S. Government Agency Mortgages	—	7,075,000		7,075,000
Yankee Dollar	—	3,661,248	—	3,661,248

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

	Level 1	Level 2	Level 3	Total
Investment Companies	4,581,675	—	—	4,581,675

Total Investment Securities	29,666,338	48,760,181	16,000	78,442,519

Other Financial Instruments:*
Foreign Currency Exchange Contracts	—	763,921	—	763,921

Total Investments	$29,666,338	$49,524,102	$16,000	$79,206,440

As of June 30, 2010, the AZL Franklin Founding Strategy Plus Fund held a security that was fair valued and represented 0.1% of the net assets of the Fund. The inputs used to fair value the Canary Wharf Group plc common stock included a discount applied to the closing price of a similar security that held the majority of the Company’s shares.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment
	Securities	Other
	(Common	Financial
AZL Franklin Founding Strategy Plus Fund	Stocks)**	Instruments*
Balance as of December 31, 2009	$16,000	$—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	—
Net purchases/(sales)	—	—
Transfers in (out) of Level 3	—	—

Balance as of June 30, 2010	$16,000	$—

Net change in unrealized appreciation/(depreciation) attributable to level 3 investments still held at June 30, 2010	$—	$—

*	Other financial instruments would include any derivative instruments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

**	Diversified Financial Services.

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

5. Security Purchases and Sales

For the period ended June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Franklin Templeton Founding Strategy Plus Fund	$25,399,698	$4,511,823

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2009 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Franklin Templeton Founding Strategy Plus Fund	$243,500	$—	$243,500

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed			Accumulated
	Ordinary	Accumulated	Unrealized	Earnings
	Income	Earnings	Appreciation(b)	(Deficit)
AZL Franklin Templeton Founding Strategy Plus Fund	$220,480	$220,480	$843,117	$1,063,597

(b)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL® Gateway Fund
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Approval of Investment Advisory and Subadvisory Agreements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Gateway Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	4/30/10	6/30/10	4/30/10 - 6/30/10	4/30/10 - 6/30/10
AZL Gateway Fund	$1,000.00	$938.00	$2.06	1.25%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from April 30, 2010 (date of commencement of operations) to June 30, 2010 divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Gateway Fund	$1,000.00	$1,018.60	$6.26	1.25%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period). Information shown reflects values using the expense ratios for the 62 days of operations during the period, and has been annualized to reflect values for the period January 1, 2010 to June 30, 2010.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Gateway Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
Aerospace & Defense	2.8%
Air Freight & Logistics	1.1
Airlines	0.0
Auto Components	0.1
Automobiles	0.1
Beverages	2.5
Biotechnology	0.9
Capital Markets	2.1
Chemicals	2.1
Commercial Banks	2.8
Commercial Services & Supplies	0.7
Communications Equipment	2.0
Computers & Peripherals	5.3
Consumer Finance	0.3
Containers & Packaging	0.1
Distributors	0.3
Diversified Financial Services	4.5
Diversified Telecommunication Services	3.6
Electric Utilities	1.7
Electrical Equipment	0.8
Electronic Equipment, Instruments & Components	0.7
Energy Equipment & Services	2.1
Food & Staples Retailing	1.9
Food Products	1.4
Gas Utilities	0.6
Health Care Equipment & Supplies	1.3
Health Care Providers & Services	1.7
Health Care Technology	0.0
Hotels, Restaurants & Leisure	1.2
Household Durables	0.9
Household Products	2.1
Industrial Conglomerates	2.3
Insurance	2.2
Internet & Catalog Retail	0.5
Internet Software & Services	1.9
IT Services	1.8
Leisure Equipment & Products	0.4
Machinery	3.0
Media	2.5
Metals & Mining	0.9
Multi-Utilities	2.0
Multiline Retail	0.8
Oil, Gas & Consumable Fuels	8.7
Options	2.2
Paper & Forest Products	0.4
Personal Products	0.3
Pharmaceuticals	6.8
Professional Services	0.1
Real Estate Investment Trusts (REITs)	1.8
Road & Rail	0.5
Semiconductors & Semiconductor Equipment	2.6
Software	4.0
Specialty Retail	2.7
Thrifts & Mortgage Finance	0.3
Tobacco	1.7
Trading Companies & Distributors	0.1
Investment Companies	4.9

103.0%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (95.9%):
Aerospace & Defense (2.8%):
1,070	Boeing Co. (The)	$67,143
370	Goodrich Corp.	24,513
1,060	Honeywell International, Inc.	41,372
960	Raytheon Co.	46,454
1,540	United Technologies Corp.	99,961

		279,443

Air Freight & Logistics (1.1%):
1,880	United Parcel Service, Inc., Class B	106,953

Airlines (0.0%):
200	AMR Corp.*	1,356

Auto Components (0.1%):
350	Cooper Tire & Rubber Co.	6,825

Automobiles (0.1%):
1,080	Ford Motor Co.*	10,886

Beverages (2.5%):
2,570	Coca-Cola Co. (The)	128,808
1,970	PepsiCo, Inc.	120,072

		248,880

Biotechnology (0.9%):
1,070	Amgen, Inc.*	56,282
320	Biogen, Inc.*	15,184
40	Cephalon, Inc.*	2,270
520	Gilead Sciences, Inc.*	17,826
650	PDL BioPharma, Inc.	3,653

		95,215

Capital Markets (2.1%):
2,000	Charles Schwab Corp.	28,360
890	Eaton Vance Corp.	24,573
380	Goldman Sachs Group, Inc.	49,883
1,570	Legg Mason, Inc.	44,007
2,250	Morgan Stanley	52,222
420	Waddell & Reed Financial, Inc., Class A	9,190

		208,235

Chemicals (2.1%):
2,570	Dow Chemical Co. (The)	60,961
2,200	E.I. du Pont de Nemours & Co.	76,098
540	Eastman Chemical Co.	28,814
190	Lubrizol Corp.	15,259
980	Olin Corp.	17,728
780	RPM International, Inc.	13,915

		212,775

Commercial Banks (2.8%):
340	Associated Banc-Corp.	4,168
260	FirstMerit Corp.	4,454
380	Old National Bancorp	3,937
3,290	U.S. Bancorp	73,531
7,830	Wells Fargo & Co.	200,448

		286,538

Commercial Services & Supplies (0.7%):
750	Avery Dennison Corp.	24,097
210	Deluxe Corp.	3,938
510	R.R. Donnelley & Sons Co.	8,349
1,220	Waste Management, Inc.	38,174

		74,558

Communications Equipment (2.0%):
5,040	Cisco Systems, Inc.*	107,403
3,570	Motorola, Inc.*	23,276
70	Plantronics, Inc.	2,002
2,100	QUALCOMM, Inc.	68,964

		201,645

Computers & Peripherals (5.3%):
1,000	Apple Computer, Inc.*	251,530
1,030	Dell, Inc.*	12,422
2,720	Hewlett-Packard Co.	117,722
1,230	International Business Machines Corp.	151,880

		533,554

Consumer Finance (0.2%):
170	American Express Co.	6,749
1,380	Discover Financial Services	19,292

		26,041

Containers & Packaging (0.1%):
250	Sonoco Products Co.	7,620

Distributors (0.3%):
680	Genuine Parts Co.	26,826

Diversified Financial Services (4.5%):
7,460	Bank of America Corp.	107,200
18,350	Citigroup, Inc.*	68,996
180	CME Group, Inc.	50,679
5,960	JPMorgan Chase & Co.	218,195
290	NYSE Euronext	8,013

		453,083

Diversified Telecommunication Services (3.6%):
9,010	AT&T, Inc.	217,952
400	Clearwire Corp., Class A*	2,912
1,820	Frontier Communications Corp.	12,940
4,600	Verizon Communications, Inc.	128,892

		362,696

Electric Utilities (1.7%):
4,550	Duke Energy Corp.	72,800
170	Hawaiian Electric Industries, Inc.	3,873

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Electric Utilities, continued

2,420	Pepco Holdings, Inc.	$37,945
1,350	Progress Energy, Inc.	52,947

		167,565

Electrical Equipment (0.8%):
1,530	Emerson Electric Co.	66,846
20	First Solar, Inc.*	2,277
340	Hubbell, Inc., Class B	13,494

		82,617

Electronic Equipment, Instruments & Components (0.7%):
2,600	Corning, Inc.	41,990
660	Tyco Electronics, Ltd.	16,751
290	Tyco International, Ltd.	10,217

		68,958

Energy Equipment & Services (2.1%):
540	Baker Hughes, Inc.	22,448
130	CARBO Ceramics, Inc.	9,385
40	Diamond Offshore Drilling, Inc.	2,488
1,790	Halliburton Co.	43,944
1,150	Patterson-UTI Energy, Inc.	14,800
1,690	Schlumberger, Ltd.	93,525
490	Smith International, Inc.	18,448
300	Tidewater, Inc.	11,616

		216,654

Food & Staples Retailing (1.9%):
1,850	CVS Caremark Corp.	54,242
840	Supervalu, Inc.	9,106
120	Tim Hortons, Inc.	3,840
2,550	Wal-Mart Stores, Inc.	122,578

		189,766

Food Products (1.4%):
1,800	ConAgra Foods, Inc.	41,976
2,590	Kraft Foods, Inc., Class A	72,520
1,600	Sara Lee Corp.	22,560

		137,056

Gas Utilities (0.6%):
450	National Fuel Gas Co.	20,646
190	NICOR, Inc.	7,695
590	ONEOK, Inc.	25,518
310	WGL Holdings, Inc.	10,549

		64,408

Health Care Equipment & Supplies (1.3%):
950	Baxter International, Inc.	38,608
1,080	Boston Scientific Corp.*	6,264
190	Covidien plc	7,634
90	Intuitive Surgical, Inc.*	28,406
1,340	Medtronic, Inc.	48,602

		129,514

Health Care Providers & Services (1.7%):
1,220	Aetna, Inc.	32,184
420	Coventry Health Care, Inc.*	7,426
670	Medco Health Solutions, Inc.*	36,904
1,890	UnitedHealth Group, Inc.	53,676
250	Universal Health Services, Inc., Class B	9,537
580	WellPoint, Inc.*	28,379

		168,106

Health Care Technology (0.0%):
70	Quality Systems, Inc.	4,059

Hotels, Restaurants & Leisure (1.2%):
1,680	International Game Technology	26,376
1,410	McDonald’s Corp.	92,877
590	Wendy’s/Arby’s Group, Inc.	2,360

		121,613

Household Durables (0.9%):
1,360	Leggett & Platt, Inc.	27,282
1,330	Newell Rubbermaid, Inc.	19,471
520	Tupperware Brands Corp.	20,722
240	Whirlpool Corp.	21,077

		88,552

Household Products (2.1%):
400	Colgate-Palmolive Co.	31,504
410	Kimberly-Clark Corp.	24,858
2,560	Procter & Gamble Co. (The)	153,549

		209,911

Industrial Conglomerates (2.3%):
720	3M Co.	56,873
12,330	General Electric Co.	177,798

		234,671

Insurance (2.2%):
240	AEGON NV, New York Registered Shares*	1,267
110	AFLAC, Inc.	4,694
1,530	Allstate Corp. (The)	43,957
240	American International Group, Inc.*	8,266
230	Aon Corp.	8,538
730	Arthur J. Gallagher & Co.	17,797
1,050	Fidelity National Financial, Inc., Class A	13,640
980	Lincoln National Corp.	23,804
880	Marsh & McLennan Cos., Inc.	19,844

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Insurance, continued

220	Mercury General Corp.	$9,117
1,090	Old Republic International Corp.	13,222
60	Principal Financial Group, Inc.	1,406
410	Travelers Cos., Inc. (The)	20,192
110	Unitrin, Inc.	2,816
1,800	XL Capital, Ltd., Class A	28,818

		217,378

Internet & Catalog Retail (0.5%):
480	Amazon.com, Inc.*	52,445

Internet Software & Services (1.9%):
580	Akamai Technologies, Inc.*	23,531
1,710	eBay, Inc.*	33,533
270	Google, Inc., Class A*	120,136
440	VeriSign, Inc.*	11,682

		188,882

IT Services (1.8%):
1,110	Automatic Data Processing, Inc.	44,689
350	Broadridge Financial Solutions, Inc.	6,667
720	Cognizant Technology Solutions Corp., Class A*	36,043
600	Fidelity National Information Services, Inc.	16,092
70	Lender Processing Services, Inc.	2,192
1,610	Paychex, Inc.	41,812
90	Visa, Inc., Class A	6,367
1,900	Western Union Co.	28,329

		182,191

Leisure Equipment & Products (0.4%):
850	Eastman Kodak Co.*	3,689
1,620	Mattel, Inc.	34,279

		37,968

Machinery (3.0%):
330	Caterpillar, Inc.	19,823
890	Cummins, Inc.	57,966
790	Deere & Co.	43,987
670	Eaton Corp.	43,845
490	Parker Hannifin Corp.	27,175
240	Pentair, Inc.	7,728
230	Snap-On, Inc.	9,409
410	Spx Corp.	21,652
1,090	Stanley Black & Decker, Inc.	55,067
430	Timken Co.	11,176

		297,828

Media (2.5%):
160	AOL, Inc.*	3,326
1,410	News Corp., Class B	19,529
820	Omnicom Group, Inc.	28,126
500	Time Warner Cable, Inc.	26,040
2,020	Time Warner, Inc.	58,398
3,730	Walt Disney Co. (The)	117,495

		252,914

Metals & Mining (0.9%):
3,340	Alcoa, Inc.	33,600
280	Companhia Siderurgica Nacional SA, SP ADR	4,113
1,020	Gerdau SA, SP ADR	13,444
620	Nucor Corp.	23,733
340	Southern Copper Corp.	9,024
250	Worthington Industries, Inc.	3,215

		87,129

Multi-Utilities (2.0%):
1,680	Ameren Corp.	39,934
490	Centerpoint Energy, Inc.	6,448
1,260	Consolidated Edison, Inc.	54,306
730	Integrys Energy Group, Inc.	31,930
290	OGE Energy Corp.	10,602
1,820	Public Service Enterprise Group, Inc.	57,021

		200,241

Multiline Retail (0.8%):
1,010	J.C. Penney Co., Inc.	21,695
1,790	Macy’s, Inc.	32,041
930	Nordstrom, Inc.	29,937
10	Sears Holdings Corp.*	646

		84,319

Oil, Gas & Consumable Fuels (8.7%):
150	Acergy SA, SP ADR	2,219
1,810	Chesapeake Energy Corp.	37,919
2,950	Chevron Corp.	200,187
150	CNOOC, Ltd., ADR	25,525
2,330	ConocoPhillips	114,380
480	Consol Energy, Inc.	16,205
5,650	Exxon Mobil Corp.	322,445
1,520	Occidental Petroleum Corp.	117,268
850	Southwestern Energy Co.*	32,844
270	Statoil ASA, SP ADR	5,171

		874,163

Paper & Forest Products (0.4%):
1,680	MeadWestvaco Corp.	37,296

Personal Products (0.3%):
1,120	Avon Products, Inc.	29,680

Pharmaceuticals (6.8%):
2,390	Abbott Laboratories	111,804
210	Bristol-Myers Squibb Co.	5,237
160	Eli Lilly & Co.	5,360

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Pharmaceuticals, continued

490	GlaxoSmithKline plc, SP ADR	$16,665
3,390	Johnson & Johnson Co.	200,213
4,740	Merck & Co., Inc.	165,758
12,960	Pfizer, Inc.	184,810

		689,847

Professional Services (0.1%):
140	Dun & Bradstreet Corp.	9,397

Shares or
Principal		Fair
Amount		Value
Real Estate Investment Trusts (REITs) (1.8%):
2,540	Duke Realty Corp.	$28,829
270	Healthcare Realty Trust, Inc.	5,932
1,670	Liberty Property Trust	48,179
1,020	Mack-Cali Realty Corp.	30,325
1,290	Nationwide Health Properties, Inc.	46,143
1,070	Senior Housing Properties Trust	21,518

		180,926

Road & Rail (0.5%):
1,130	CSX Corp.	56,082

Semiconductors & Semiconductor Equipment (2.6%):
1,710	Advanced Micro Devices, Inc.*	12,517
100	Altera Corp.	2,481
680	Analog Devices, Inc.	18,945
360	Applied Materials, Inc.	4,327
6,290	Intel Corp.	122,341
640	Linear Technology Corp.	17,799
680	Microchip Technology, Inc.	18,863
1,190	National Semiconductor Corp.	16,017
780	NVIDIA Corp.*	7,964
1,310	Texas Instruments, Inc.	30,497
320	Xilinx, Inc.	8,083

		259,834

Software (4.0%):
1,050	Activision Blizzard, Inc.	11,015
880	Adobe Systems, Inc.*	23,258
430	Autodesk, Inc.*	10,475
10,520	Microsoft Corp.	242,065
5,090	Oracle Corp.	109,231
610	Symantec Corp.*	8,467

		404,511

Specialty Retail (2.7%):
460	Abercrombie & Fitch Co., Class A	14,117
880	American Eagle Outfitters, Inc.	10,340
720	Best Buy Co., Inc.	24,379
400	Foot Locker, Inc.	5,048
640	Gap, Inc. (The)	12,454
3,090	Home Depot, Inc.	86,736
1,170	Limited Brands, Inc.	25,822
2,040	Lowe’s Cos., Inc.	41,657
1,050	RadioShack Corp.	20,486
690	Tiffany & Co.	26,158
100	TJX Cos., Inc.	4,195

		271,392

Thrifts & Mortgage Finance (0.3%):
130	Capitol Federal Financial	4,311
1,870	New York Community Bancorp, Inc.	28,555

		32,866

Tobacco (1.7%):
3,180	Altria Group, Inc.	63,727
1,840	Philip Morris International, Inc.	84,346
410	Reynolds American, Inc.	21,369
390	Vector Group, Ltd.	6,560

		176,002

Trading Companies & Distributors (0.1%):
280	GATX Corp.	7,470

Total Common Stocks (Cost $11,150,597)		9,657,340

Options (2.2%):
13	S&P 500 Index (Put Option), Strike @ 1,000.00 Exp. 7/19/10	21,255
14	S&P 500 Index (Put Option), Strike @ 975.00 Exp. 8/23/10	40,180
12	S&P 500 Index (Put Option), Strike @ 975.00 Exp. 9/20/10	46,920
12	S&P Index (Put Option), Strike @ 975.00 Exp. 7/19/10	12,900
9	S&P Index (Put Option), Strike @ 1,000.00 Exp. 8/23/10	32,310
11	S&P Index (Put Option), Strike @ 950.00 Exp. 8/23/10	25,300
9	S&P Index (Put Option), Strike @ 1,000.00 Exp. 9/20/10	42,120

Total Options (Cost $205,150)		220,985

Investment Companies (4.9%):
492,694	Dreyfus Treasury Prime Cash Management, 0.00%(a)	492,694

Total Investment Companies (Cost $492,694)		492,694

Total Investment Securities (Cost $11,848,441)(b) — 103.0%		10,371,019
Net other assets (liabilities) — (3.0)%		(306,627)

Net Assets — 100.0%		$10,064,392

6

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

Percentages indicated are based on net assets as of June 30, 2010.

ADR—American Depository Receipt

plc—Public Liability Company

REIT—Real Estate Investment Trust

*	Non-income producing security.

(a)	The rate represents the effective yield at June 30, 2010.

(b)	Cost for federal income tax purposes is $11,511,691. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$391,169
Unrealized depreciation	(1,531,841)

Net unrealized depreciation	$(1,140,672)

SCHEDULE OF WRITTEN OPTIONS (-1.2%)

Contract		Fair
Size		Value
Written Options (-1.2%):
(13)	S&P 500 Index (Call Option), Strike @ 75.00 Exp. 7/19/10	$(9,685)
(13)	S&P 500 Index (Call Option), Strike @ 50.00 Exp. 7/19/10	(21,385)
(23)	S&P 500 Index (Call Option), Strike @ 100.00 Exp. 7/19/10	(5,923)
(10)	S&P 500 Index (Call Option), Strike @ 150.00 Exp. 8/23/10	(3,550)
(11)	S&P 500 Index (Call Option), Strike @ 75.00 Exp. 8/23/10	(24,530)
(10)	S&P 500 Index (Call Option), Strike @ 50.00 Exp. 8/23/10	(33,900)
(13)	S&P 500 Index (Call Option), Strike @ 100.00 Exp. 8/23/10	(17,615)

Total Written Options (Proceeds $(453,338))		$(116,588)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2010:

Country	Percentage
Brazil	0.2%
Cayman Islands	0.3%
China	0.3%
Ireland	0.1%
Luxembourg	0.0%
Netherlands	0.8%
Norway	0.1%
Switzerland	0.3%
United Kingdom	0.2%
United States	97.7%

100.0%

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL
Gateway
Fund

Assets:
Investment securities, at cost	$11,848,441

Investment securities, at value	$10,371,019
Dividends receivable	14,495
Prepaid expenses	19,181

Total Assets	10,404,695

Liabilities:
Payable for capital shares redeemed	214,490
Written options (Premiums received $453,338)	116,588
Manager fees payable	6,782
Administration fees payable	392
Distribution fees payable	2,051

Total Liabilities	340,303

Net Assets	$10,064,392

Net Assets Consist of:
Capital	$10,707,328
Accumulated net investment income/(loss)	26,134
Accumulated net realized gains/(losses) from investment transactions	471,602
Net unrealized appreciation/(depreciation) on investments	(1,140,672)

Net Assets	$10,064,392

Shares of beneficial interest (unlimited number of shares authorized, no par value)	1,072,922
Net Asset Value (offering and redemption price per share)	$9.38

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Statement of Operations
For the Period Ended June 30, 2010
(Unaudited)

AZL
Gateway
Fund(a)

Investment Income:
Dividends	$47,642
Foreign withholding tax	(2)

Total Investment Income	47,640

Expenses:
Manager fees	13,764
Administration fees	1,158
Distribution fees	4,301
Custodian fees	251
Administrative and compliance services fees	16
Trustees’ fees	1,779
Professional fees	64
Shareholder reports	97
Other expenses	76

Total expenses	21,506

Net Investment Income/(Loss)	26,134

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains(losses) on options transactions	471,602
Change in unrealized appreciation/(depreciation) on investments	(1,140,672)

Net Realized/Unrealized Gains/(Losses) on Investments	(669,070)

Change in Net Assets Resulting From Operations	$(642,936)

(a)	For the Period April 30, 2010 (commencement of operations) to June 30, 2010.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Statement of Changes in Net Assets

AZL Gateway Fund
April 30, 2010
to
June 30, 2010(a)
(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$26,134
Net realized gains/(losses) on investment transactions	471,602
Change in unrealized appreciation/(depreciation) on investments	(1,140,672)

Change in net assets resulting from operations	(642,936)

Capital Transactions:
Proceeds from shares issued	10,938,564
Value of shares redeemed	(231,236)

Change in net assets resulting from capital transactions	10,707,328

Change in net assets	10,064,392
Net Assets:
Beginning of period	—

End of period	$10,064,392

Accumulated net investment income/(loss)	$26,134

Share Transactions:
Shares issued	1,097,553
Shares redeemed	(24,631)

Change in shares	1,072,922

(a)	Period from commencement of operations.

10

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the period indicated)

April 30, 2010
to
June 30, 2010(a)
(Unaudited)

Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.02
Net Realized and Unrealized Gains/(Losses) on Investments	(0.64)

Total from Investment Activities	(0.62)

Net Asset Value, End of Period	$9.38

Total Return(b) (c)	(6.20)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$10,064
Net Investment Income/(Loss)(d)	1.52%
Expenses Before Reductions(d) (e)	1.25%
Expenses Net of Reductions(d)	1.25%
Portfolio Turnover Rate(c)	—%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

11

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). These Notes to the Financial Statements are for the AZL Gateway Fund (the “Fund”), which commenced operations on April 30, 2010. The Trust consists of 31 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco International Equity Fund (formerly AZL AIM International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund (formerly AZL Van Kampen Global Real Estate Fund)
•	AZL Morgan Stanley International Equity Fund (formerly AZL Van Kampen International Equity Fund)
•	AZL Morgan Stanley Mid Cap Growth Fund (formerly AZL Van Kampen Mid Cap Growth Fund)
•	AZL NACM International Growth Fund
•	AZL NFJ International Value Fund
•	AZL OCC Growth Fund
•	AZL OCC Opportunity Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Growth and Income Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. During the period ended June 30, 2010, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. During the period ended June 30, 2010, the Fund did not enter into any foreign currency exchange contracts.

Futures Contracts

The Fund may enter into futures contracts. The Fund uses futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. During the period ended June 30, 2010, the Fund did not enter into any future contracts.

Option Contracts

Purchased Options Contracts – The Fund may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. The Fund may purchase put options. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying security. The Portfolio pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing put options which expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction.

Written Options Contracts – The Fund may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. The Fund may write options contracts for which premiums received are recorded as liabilities and are

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Realized gains and losses are reported as “Net realized gains/(losses) from option transactions” on the Statement of Operations. When writing an option, the Fund bears the market risk of unfavorable changes in the price of the underlying security of the written option.

The Fund had the following transactions in purchased call and put options during the period ended June 30, 2010:

	Number of
AZL Gateway Fund	Contracts	Cost
Options outstanding at April 30, 2010	—	$—
Options purchased	220	337,710
Options expired	(10)	(1,625)
Options closed	(130)	(130,935)

Options outstanding at June 30, 2010	80	$205,150

The Fund had the following transactions in written call and put options during the period ended June 30, 2010:

	Number of	Premiums
AZL Gateway Fund	Contracts	Received
Options outstanding at April 30, 2010	—	$—
Options written	(226)	(951,175)
Options expired	9	45,967
Options closed	124	451,870

Options outstanding at June 30, 2010	(93)	$(453,338)

Summary of Derivative Instruments

The following is a summary of the fair value of Derivative Instruments as of June 30, 2010:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Equity Contracts	Investment securities, at value	$220,985	Written options	$116,588

*	Total Fair Value is presented by Primary Risk Exposure. For foreign currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/depreciation (for liability derivatives).

The following is a summary of the effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2010:

Change in Unrealized
Appreciation
	Location of Gain (Loss)	Realized Gain (Loss)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Equity Contracts	Net realized gains (losses) on options transactions, change in net unrealized appreciation/depreciation on investments	$471,602	$352,585

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Gateway Investment Advisers, LLC (“Gateway”), Gateway provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. The annual expense limit of the Fund is 1.25%.

For the period ended June 30, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Gateway Fund	0.80%	1.25%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $14 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Exchanged traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

The Fund generally values index options at the average of the closing bid and asked quotations. Under normal market conditions, the Fund will generally consider the value of index options determined at the close of trading on the Chicago Board Options Exchange (the “CBOE”) (normally 4:15 p.m., Eastern time) to be the value at the close of the NYSE (normally 4:00 p.m., Eastern time). However, if under the Fund’s valuation procedures a significant change in the value of the S&P 500 contracts is considered to have occurred between the close of the NYSE and the close of the CBOE, the Fund will consider the closing price of the CBOE to not reflect the value of the index options at the close of the NYSE. In such circumstances the index options will be fair valued by or pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Fund will fair value index options using the closing rotation values used by the CBOE. (a) Single Domestic Equity Options Contracts. The Option Pricing Authority (“OPRA”) gathers quotations for single equity exchange-traded options from all of the reporting U.S. Options exchanges. Domestic exchange-traded single equity option contracts are valued on the Pricing Date at the Pricing Time at the mean of the National Best Bid and Offer quotations (including using a zero bid to calculate the mean, if applicable) obtained from

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

the OPRA. (b) Index Options. Option contracts on indices shall be priced on the Pricing Date at the average of the closing bid and asked quotations as of the close of trading on the Chicago Board of Options Exchange. (c) Options on Futures. Options on futures contracts shall be priced at the most recent settlement price on the Pricing Date as of the Pricing Time on the exchange on which they are traded most extensively. (d) Other Exchange-Traded Options. Option contracts on foreign securities, currencies, and other financial instruments traded on one or more exchanges shall be priced on the Pricing Date at the average of the closing bid and asked quotations as of the close of trading on the exchange on which they are traded most extensively. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Common Stocks+	$9,657,340	$—	$9,657,340
Options	—	220,985	220,985
Written Options	—	(116,588)	(116,588)
Investment Companies	492,694	—	492,694

Total Investment Securities	$10,150,034	$104,398	$10,254,432

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on April 30, 2010 (commencement of operations.)

5. Security Purchases and Sales

For the April 30, 2010 through June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Gateway Fund	$11,150,597	$—

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Approval of Investment Advisory and Subadvisory Agreements (Unaudited)

The Allianz Variable Insurance Products Trust (the “Trust”) is a manager-of-managers fund. That means that the Trust’s Manager (“Allianz Investment Management, LLC”) is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the decisions made for each of the Trust’s investment portfolios. The Trust’s Manager is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a Subadviser. The Subadviser for the AZL Gateway Fund (the “Fund”) is Gateway Investment Advisers, LLC (“Gateway”). The Fund commenced operation on April 30, 2010.

In reviewing the services provided by the Manager and the terms of the investment management agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Fund is offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Fund is offered only through Allianz Life and Allianz of New York variable products.

The Trust’s Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Trust’s Board reviews and considers the information provided by the Manager in deciding which investment advisers to select. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Trust’s Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b) Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place the Fund on the watch list for other reasons, and if so, will explain its rationale to the Trustees.

In assessing the Manager’s and Gateway’s (collectively, the “Advisory Organizations”) performance of their obligations, the Board considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruption of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.

As required by the Investment Company Act of 1940 (“1940 Act”), the Trust’s Board has reviewed and approved the Trust’s Investment Management Agreement with the Manager (the “Advisory Agreement”) and portfolio management agreement (the “Subadvisory Agreement”) with Gateway. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund’s investment objectives and long term performance; the Advisory Organizations’ management philosophy, personnel, and processes, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considers the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, a Compliance Services Agreement, and a Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Trust pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser’s service and fee. The Trust’s Board is aware of these factors and takes them into account in its review of the Trust’s advisory contracts.

19

The Board considered and weighed these circumstances in light of its experience in governing the Trust and working with the Advisory Organizations on matters relating to the Fund, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Fund and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s short- and long-term performance (in absolute terms as well as in relationship to its benchmark(s), certain competitor or “peer group” funds and similar funds managed by the particular Subadviser), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Fund and the companies that service it; and relevant developments in the mutual fund industry and how the Fund and/or Advisory Organizations are responding to them.

The Board also receives financial information about Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Fund. These reports cover not only the fees under the advisory contracts, but also fees, if any, received for providing other services to the Fund. The reports also discuss any indirect or “fall out” benefits an Advisory Organization may derive from its relationship with the Fund.

The Advisory Agreement was most recently considered and the Subadvisory Agreement (together with the Advisory Agreement, the “Agreements”) were initially and most recently considered at an “in person” Board of Trustees meeting held February 20, 2010, at which time the Board of Trustees approved the creation of the Fund. At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust with respect to the Fund for the period ending April 30, 2011. In connection with such meeting, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval of the Agreements with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The independent (“disinterested”) Trustees also discussed the proposed approval in private sessions with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Agreements, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreements on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC Rule requires that shareholder reports include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager and Subadvisers. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers the Fund’s business and other affairs. As the Trust is a manager of managers fund, the Manager is responsible for monitoring the various Subadvisers (including Gateway) that have day-to-day responsibility for the decisions made for each of the Trust’s investment portfolios. The Trust’s Manager is responsible for determining, in the first instance, which investment advisers to consider recommending to the Board of Trustees for selection as a Subadviser.

The Trustees noted that the Manager also provides the Trust and the Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Fund) and executive and other personnel as are necessary for the operation of the Trust and the Fund. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and expected to be provided by Gateway and noted that the scope of such services had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager and Gateway are responsible for maintaining and monitoring their own compliance programs, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and the Fund. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to the Fund under the Agreements.

20

(2) The investment performance of the Fund, the Manager and the Subadviser. In connection with the meeting held February 20, 2010, Trustees received information on the performance results of a comparable “long/short equity fund” managed by Gateway for various time periods over the last five years. Such performance information included information on absolute total return, performance versus the S&P 500 Index, and performance versus the peer group. At the Board of Trustees meeting held February 20, 2010, the Trustees determined that the overall investment performance of the Fund was expected to be acceptable.

As part of its responsibilities, the Manager maintains a “watch list,” which is reviewed by and discussed at least quarterly with the Board of Trustees. Funds may be on the watch list for underperformance, if a change has been made in a Subadviser’s portfolio manager(s), if the Subadviser is the subject of regulatory concerns, whether assets in the Fund are likely to achieve “critical mass,” or for other reasons. Funds which are on the watch list are subject to special scrutiny of the Manager and the Board of Trustees. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds which have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board of Trustees has subsequently approved new Subadvisory Agreements with such Subadvisers.

(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Fund. The Manager has supplied information to the Board of Trustees pertaining to the level of investment advisory fees to which the Fund is subject. Under the Advisory Agreement the Manager receives investment advisory fees from the Fund; under the Subadvisory Agreement, the Manager pays Gateway advisory fees with respect to the Fund. The Manager has agreed to temporarily “cap” Fund expenses at certain levels, and information was provided to Trustees setting forth “contractual” advisory fees and “actual” fees after taking expense caps into account. Based upon the information provided, the “actual” advisory fees payable by the Fund are below the average level of fees paid by the Fund’s peer group. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Board has concluded that the advisory fees to be paid to the Manager by the Fund are not unreasonable.

The Manager has also supplied information to the Board of Trustees pertaining to anticipated total Fund expenses (which includes advisory fees, the 25 basis point 12b-1 fee paid by the Fund, and other Fund expenses). As noted above, the Manager has agreed to “cap” Fund expenses at certain levels. Based upon the information provided, the Fund’s overall total expense ratio would be below average for its peer group. The Trustees concluded that the anticipated total expense ratio of the Fund was not unreasonable.

At an “in person” Board of Trustee meeting held October 28, 2009, the Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2006 through June 30, 2009. The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of fall-out benefits to the Manager, and were advised by it that there were no such benefits. The Trustees focused on profitability before taxes and distribution expenses of the Manager’s relationships with the other Funds which are part of the Trust or the Allianz Variable Insurance Products Fund of Funds Trust (the “FOF Trust”) (which is also managed by the Manager), which analysis predated the creation of the Fund. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund and, based on their review, concluded that they were satisfied that the Manager’s level of profitability from its relationship with the Funds was not excessive.

The Manager, on behalf of the Board of Trustees, obtained information on the estimated profitability of Gateway in connection with its relationship with the Fund. The Manager assured the Board of Trustees that the Subadvisory Agreement with Gateway was negotiated on an “arm’s length” basis, so that arguably, such profitability information should be less relevant. Trustees recognized the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization. Based upon the information provided, the Trustees determined that there was no evidence that the level of such profitability attributable to Gateway subadvising the Fund was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedule for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels, although the Subadvisory Agreement has such “breakpoints.” The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any

21

particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds in the Trust and the FOF Trust as of December 31, 2009 were approximately $8.1 billion, and that no single Fund had assets in excess of $935 million.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Fund grows larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Agreements at a meeting to be held prior to December 31, 2010, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Fund’s Advisory Agreement was acceptable under the Fund’s circumstances.

22

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

23

Allianz Funds

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL® International Index Fund
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL International Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL International Index Fund	$1,000.00	$858.80	$3.23	0.70%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL International Index Fund	$1,000.00	$1,021.32	$3.51	0.70%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL International Index Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
Aerospace & Defense	0.7%
Air Freight & Logistics	0.3
Airlines	0.3
Auto Components	0.7
Automobiles	3.1
Beverages	1.9
Biotechnology	0.2
Building Products	0.5
Capital Markets	2.3
Chemicals	3.0
Commercial Banks	12.9
Commercial Services & Supplies	0.5
Communications Equipment	0.8
Computers & Peripherals	0.5
Construction & Engineering	0.7
Construction Materials	0.7
Consumer Finance	0.1
Containers & Packaging	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Diversified Financial Services	1.0
Diversified Telecommunication Services	3.4
Electric Utilities	3.5
Electrical Equipment	1.4
Electronic Equipment, Instruments & Components	1.2
Energy Equipment & Services	0.5
Food & Staples Retailing	2.3
Food Products	3.6
Gas Utilities	0.5
Health Care Equipment & Supplies	0.8
Health Care Providers & Services	0.2
Hotels, Restaurants & Leisure	0.8
Household Durables	0.9
Household Products	0.6
Independent Power Producers & Energy Traders	0.1
Industrial Conglomerates	1.7
Insurance	3.9
Internet & Catalog Retail	0.1
Internet Software & Services	0.1
IT Services	0.3
Leisure Equipment & Products	0.2
Life Sciences Tools & Services	0.1
Machinery	2.2
Marine	0.4
Media	1.5
Metals & Mining	5.6
Multi-Utilities	1.1
Multiline Retail	0.4
Office Electronics	0.6
Oil, Gas & Consumable Fuels	6.3
Paper & Forest Products	0.2
Personal Products	0.4
Pharmaceuticals	7.3
Professional Services	0.4
Real Estate Investment Trusts (REITs)	1.3
Real Estate Management & Development	1.7
Road & Rail	1.0
Semiconductors & Semiconductor Equipment	0.6
Software	1.0
Specialty Retail	0.8
Textiles, Apparel & Luxury Goods	1.0
Tobacco	1.2
Trading Companies & Distributors	1.1
Transportation Infrastructure	0.4
Water Utilities	0.0
Wireless Telecommunication Services	2.0
Investment Companies	2.9

98.1%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (95.2%):
Aerospace & Defense (0.7%):
87,333	BAE Systems plc	$405,667
29,938	Cobham plc	94,351
513	Elbit Systems, Ltd.	26,035
10,227	European Aeronautic Defence & Space Co. NV*	208,659
10,301	Finmeccanica SpA	106,882
46,529	Rolls-Royce Group plc	387,419
4,292	Safran SA	119,010
43,000	Singapore Technologies Engineering, Ltd.	100,578
2,095	Thales SA	67,336

		1,515,937

Air Freight & Logistics (0.3%):
21,134	Deutsche Post AG	307,301
9,201	TNT NV	231,876
16,326	Toll Holdings, Ltd.	74,530
10,300	YAMATO HOLDINGS Co., Ltd.	136,327

		750,034

Airlines (0.3%):
3,526	Air France-KLM*	41,473
22,000	All Nippon Airways Co., Ltd.*	69,623
14,609	British Airways plc*	42,390
29,000	Cathay Pacific Airways, Ltd.	56,860
5,917	Deutsche Lufthansa AG, Registered Shares*	81,699
13,051	Iberia Lineas Aereas de Espana SA*	36,967
28,363	Qantas Airways, Ltd.*	52,052
951	RWE AG, Preferred Shares	57,028
1,400	Ryanair Holdings plc, SP ADR*	37,926
13,000	Singapore Airlines, Ltd.	134,722

		610,740

Auto Components (0.7%):
4,700	AISIN SEIKI Co., Ltd.	127,002
16,200	BRIDGESTONE Corp.	256,866
3,674	Compagnie Generale des Establissements Michelin, Class B	256,073
1,157	Continental AG*	59,459
12,200	DENSO Corp.	337,362
3,000	Koito Manufacturing Co., Ltd.	44,062
4,000	NGK SPARK PLUG Co., Ltd.	49,584
4,000	NHK SPRING Co., Ltd.	36,680
2,400	NOK Corp.	38,103
2,797	Nokian Renkaat OYJ	68,492
74,473	Pirelli & C. SpA	41,148
3,800	Stanley Electric Co., Ltd.	62,907
4,100	Sumitomo Rubber Industries, Ltd.	36,112
1,500	TOYODA GOSEI Co., Ltd.	37,180
1,500	TOYOTA BOSHOKU Corp.	21,898
4,500	TOYOTA INDUSTRIES Corp.	114,224

		1,587,152

Automobiles (3.1%):
8,213	Bayerische Motoren Werke AG (BMW)	397,994
1,323	Bayerische Motoren Werke AG (BMW), Preferred Shares	46,118
5,000	DAIHATSU MOTOR Co., Ltd.	46,424
22,534	Daimler AG, Registered Shares*	1,141,330
19,318	Fiat SpA	198,793
15,000	Fuji Heavy Industries, Ltd.*	80,092
41,300	Honda Motor Co.	1,199,618
29,000	ISUZU MOTORS, Ltd.	86,608
39,000	Mazda Motor Corp.	91,064
95,000	MITSUBISHI MOTORS Corp.*	120,229
62,100	NISSAN MOTOR Co., Ltd.*	430,564
2,163	Porsche Automobil Holding SE, Preferred Shares	92,039
3,979	PSA Peugeot Citroen SA*	100,566
4,754	Renault SA*	174,938
8,100	SUZUKI MOTOR Corp.	159,051
68,900	Toyota Motor Corp.	2,369,829
749	Volkswagen AG	63,135
4,207	Volkswagen AG, Preferred Shares	369,238
6,400	Yamaha Motor Co., Ltd.*	84,489

		7,252,119

Beverages (1.9%):
18,007	Anheuser-Busch InBev NV	864,844
9,700	ASAHI BREWERIES, Ltd.	163,993
2,707	Carlsberg A/S, Class B	205,838
13,684	Coca-Cola Amatil, Ltd.	137,005
4,512	Coca-Cola Hellenic Bottling Co. SA	96,257
1,600	COCA-COLA WEST Co., Ltd.	26,461
62,681	Diageo plc	982,019
47,637	Foster’s Group, Ltd.	225,296
2,836	Heineken Holding NV	103,453
6,136	Heineken NV	260,070
1,300	ITO EN, Ltd.	19,895
21,000	Kirin Holdings Co., Ltd.	264,501
4,905	Pernod Ricard SA	379,390
23,650	SABMiller plc	656,550
7,000	SAPPORO HOLDINGS, Ltd.	30,109

		4,415,681

Biotechnology (0.2%):
2,603	Actelion, Ltd., Registered Shares*	97,101
14,076	CSL, Ltd.	383,785
3,286	Grifols SA	33,551

		514,437

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Building Products (0.5%):
25,000	Asahi Glass Co., Ltd.	$233,300
7,770	Assa Abloy AB, Class B	155,031
9,522	Compagnie de Saint-Gobain	351,538
6,000	DAIKIN INDUSTRIES, Ltd.	183,153
1,006	Geberit AG, Registered Shares	156,054
6,100	JS Group Corp.	116,483
16,000	Nippon Sheet Glass Co., Ltd.	38,965
7,000	TOTO, Ltd.	46,632

		1,281,156

Capital Markets (2.3%):
23,234	3i Group plc	91,557
28,078	Credit Suisse Group AG	1,055,620
41,300	Daiwa Securities Group, Inc.	173,767
15,525	Deutsche Bank AG, Registered Shares	875,959
5,493	GAM Holding, Ltd.	59,900
14,562	ICAP plc	87,276
11,044	Investec plc	74,269
11,422	Investor AB, B Shares	184,932
700	JAFCO Co., Ltd.	15,372
5,008	Julius Baer Group, Ltd.	142,628
8,434	Macquarie Group, Ltd.	259,471
44,074	Man Group plc	145,784
17,136	MAp Group	38,458
2,700	MATSUI SECURITIES Co., Ltd.	16,459
12,559	Mediobanca SpA*	93,598
14,000	Mizuho Securities Co., Ltd.	31,035
88,400	Nomura Holdings, Inc.	484,022
2,477	Ratos AB, B Shares	62,173
445	SBI Holdings, Inc.	55,174
3,053	Schroders plc	54,937
90,939	UBS AG, Registered Shares*	1,205,839

		5,208,230

Chemicals (3.0%):
7,025	Air Liquide SA	705,520
4,000	Air Water, Inc.	43,751
5,708	Akzo Nobel NV	295,228
32,000	ASAHI KASEI Corp.	167,508
22,959	BASF SE	1,254,913
7,000	DAICEL CHEMICAL INDUSTRIES, Ltd.	47,220
13,000	DENKI KAGAKU KOGYO KABUSHIKI KAISHA	60,647
187	Givaudan SA, Registered Shares	158,112
2,400	Hitachi Chemical Co., Ltd.	44,564
41,271	Incitec Pivot, Ltd.	93,547
11,413	Israel Chemicals, Ltd.	119,093
5,432	Johnson Matthey plc	120,255
4,300	JSR Corp.	72,111
3,625	K+S AG	167,042
8,000	KANEKA Corp.	46,398
5,000	KANSAI PAINT Co., Ltd.	42,798
4,004	Koninklijke DSM NV	159,057
9,000	KURARAY Co., Ltd.	105,108
4,183	Linde AG	439,122
5,102	Makhteshim-Agan Industries, Ltd.	17,012
31,000	Mitsubishi Chemical Holdings Corp.	141,192
9,000	MITSUBISHI GAS CHEMICAL Co., Inc.	43,621
21,000	Mitsui Chemicals, Inc.	58,315
4,000	Nissan Chemical Industries, Ltd.	44,743
4,100	NITTO DENKO Corp.	133,792
1,163	Novozymes A/S, B Shares	123,457
8,971	Orica, Ltd.	188,808
10,200	Shin-Etsu Chemical Co., Ltd.	474,608
36,000	Showa Denko K.K.	65,115
54	Sika AG-BEARER	95,468
1,495	Solvay SA	127,639
40,000	SUMITOMO CHEMICALl Co., Ltd.	154,465
2,355	Syngenta AG	543,992
7,000	TAIYO NIPPON SANSO Corp.	55,540
22,000	TEIJIN, Ltd.	65,340
8,000	Tokuyama Corp.	35,118
31,000	TORAY INDUSTRIES, Inc.	148,772
13,000	TOSOH Corp.	33,565
25,000	Ube Industries, Ltd.	59,253
2,762	Umicore	79,911
371	Wacker Chemie AG	53,507
4,918	Yara International ASA	137,671

		7,022,898

Commercial Banks (12.9%):
9,000	77th Bank, Ltd. (The)	48,258
12,432	Alpha Bank AE*	60,757
16,000	AOZORA BANK, Ltd.	20,794
63,286	Australia & New Zealand Banking Group, Ltd.	1,135,785
15,489	Banca Carige SpA	30,280
52,386	Banca Monte dei Paschi di Siena SpA*	59,305
10,048	Banca Popolare di Milano Scarl	41,455
88,973	Banco Bilbao Vizcaya Argentaria SA	917,778
71,934	Banco Comercial Portugues SA	53,916
23,492	Banco de Sabadell SA	106,035
5,307	Banco de Valencia SA	23,577
12,494	Banco Espirito Santo SA	49,228
16,830	Banco Popolare Societa Cooperativa	92,479
21,076	Banco Popular Espanol SA	107,461

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Commercial Banks, continued

205,625	Banco Santander SA	$2,160,445
25,959	Bank Hapoalim BM*	93,317
30,485	Bank Leumi Le-Israel*	108,365
15,745	Bank of Cyprus Public Co., Ltd.	63,089
37,200	Bank of East Asia, Ltd. (The)	133,974
8,000	Bank of Kyoto, Ltd. (The)	65,707
31,000	Bank of Yokohama, Ltd. (The)	141,569
6,807	Bankinter SA	41,355
286,034	Barclays plc	1,133,834
8,550	Bendigo and Adelaide Bank, Ltd.	58,426
23,699	BNP Paribas, Inc.	1,265,242
93,000	BOC Hong Kong Holdings, Ltd.	211,409
20,000	Chiba Bank, Ltd. (The)	120,511
4,000	Chugoku Bank, Ltd. (The)	47,156
24,000	Chuo Mitsui Trust Holdings, Inc.	84,532
17,437	Commerzbank AG*	122,210
38,348	Commonwealth Bank of Australia	1,553,809
22,981	Credit Agricole SA	235,215
11,309	Danske Bank A/S*	217,224
43,000	DBS Group Holdings, Ltd.	417,027
2,391	Deutsche Postbank AG*	68,851
13,279	Dexia SA*	46,255
24,466	DnB NOR ASA	235,523
7,407	EFG Eurobank Ergasias*	32,869
4,750	Erste Group Bank AG	151,095
19,000	Fukuoka Financial Group, Inc.	78,816
84,974	Governor & Co. of the Bank of Ireland (The)*	67,307
9,000	Gunma Bank, Ltd. (The)	47,616
11,000	Hachijuni Bank, Ltd. (The)	61,946
19,500	Hang Seng Bank, Ltd.	260,545
14,000	Hiroshima Bank, Ltd. (The)	55,834
31,000	Hokuhoku Financial Group, Inc.	56,855
435,587	HSBC Holdings plc	3,973,335
191,120	Intesa Sanpaolo	503,233
23,254	Intesa Sanpaolo	46,280
11,662	Israel Discount Bank*	19,692
6,000	Iyo Bank, Ltd. (The)	55,738
18,000	Joyo Bank, Ltd. (The)	71,492
3,917	KBC GROEP NV*	150,222
1,002,209	Lloyds Banking Group plc*	795,072
318,200	Mitsubishi UFJ Financial Group, Inc.	1,442,696
2,653	Mizrahi Tefahot Bank, Ltd.*	19,291
344,019	Mizuho Financial Group, Inc.	564,741
35,000	Mizuho Trust & Banking Co., Ltd.*	30,071
53,012	National Australia Bank, Ltd.	1,023,690
15,126	National Bank of Greece SA*	164,796
22,449	Natixis*	96,561
17,000	NISHI-NIPPON CITY BANK, Ltd. (The)	48,941
80,533	Nordea Bank AB	664,460
62,000	Oversea-Chinese Banking Corp., Ltd.	390,088
8,789	Piraeus Bank SA*	37,050
1,357	Raiffeisen International Bank-Holding AG*	51,712
15,287	Resona Holdings, Inc.	185,985
418,028	Royal Bank of Scotland Group plc*	251,738
8,141	Sapporo Hokuyo Holdings, Inc.	35,932
13,104	Senshu Ikeda Holdings, Inc.	18,965
15	Seven Bank, Ltd.	27,165
20,000	Shinsei Bank, Ltd.	16,883
15,000	SHIZUOKA BANK, Ltd. (The)	130,772
35,000	Skandinaviska Enskilda Banken AB, Class A	185,713
15,674	Societe Generale	637,522
50,684	Standard Chartered plc	1,230,234
33,569	Sumitomo Mitsui Financial Group, Inc.	947,837
36,000	Sumitomo Trust & Banking Co., Ltd. (The)	183,164
5,000	Suruga Bank, Ltd.	45,305
14,547	Svenska Cellulosa AB, B Shares	171,175
12,256	Svenska Handelsbanken AB, A Shares	300,289
17,990	Swedbank AB, A Shares*	165,698
14,973	UBI Banca — Unione di Banche Italiane SCPA	128,817
384,403	UniCredit SpA	853,158
31,000	United Overseas Bank, Ltd.	430,747
74,374	Westpac Banking Corp.	1,313,008
4,000	Wing Hang Bank, Ltd.	38,988
5,000	Yamaguchi Financial Group, Inc.	47,694

		29,680,986

Commercial Services & Supplies (0.5%):
6,674	Aggreko plc	139,309
35,049	Brambles, Ltd.	159,743
14,000	DAI NIPPON PRINTING Co., Ltd.	161,809
36,149	G4S plc	143,218
600	Nissha Printing Co., Ltd.	16,049
5,200	SECOM Co., Ltd.	230,929
7,978	Securitas AB, B Shares	72,039
13,036	Serco Group plc	113,541

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued

716	Societe BIC SA	$50,781
14,000	TOPPAN PRINTING Co., Ltd.	111,080

		1,198,498

Communications Equipment (0.8%):
60,445	Alcatel-Lucent*	154,149
93,621	Nokia OYJ	764,350
75,294	Telefonaktiebolaget LM Ericsson, B Shares	838,614

		1,757,113

Computers & Peripherals (0.5%):
47,000	Fujitsu, Ltd.	295,323
4,543	Logitech International SA, Registered Shares*	61,722
64,000	NEC Corp.	165,235
3,400	Seiko Epson Corp.	43,586
100,000	Toshiba Corp.*	496,906

		1,062,772

Construction & Engineering (0.7%):
3,447	ACS, Actividades de Construccion y Servicios SA	126,048
18,412	Balfour Beatty plc	65,416
5,770	Bouygues SA	220,982
4,000	Chiyoda Corp.	29,023
980	Eiffage SA	42,298
1,055	Fomento de Construcciones y Contratas SA	22,531
1,137	Hochtief AG	67,779
5,000	JGC Corp.	75,812
22,000	Kajima Corp.	49,651
3,000	Kinden Corp.	25,515
1,849	Koninklijke Boskalis Westminster NV	71,987
3,404	Leighton Holdings, Ltd.	82,008
15,000	OBAYASHI Corp.	59,206
15,000	SHIMIZU Corp.	51,300
10,050	Skanska AB, B Shares	145,128
24,000	TAISEI Corp.	47,783
10,936	Vinci SA	450,269

		1,632,736

Construction Materials (0.7%):
15,232	Boral, Ltd.	61,213
5,708	CIMPOR-Cimentos de Portugal SGPS SA	31,717
17,530	CRH plc	366,872
14,954	Fletcher Building, Ltd.	80,035
3,513	HeidelbergCement AG	167,861
6,189	Holcim, Ltd., Registered Shares	414,408
836	Imerys SA	42,276
10,428	James Hardie Industries SE*	54,295
5,097	Lafarge SA	275,576
20,000	Taiheiyo Cement Corp.*	25,246

		1,519,499

Consumer Finance (0.1%):
1,220	ACOM Co., Ltd.	15,726
1,900	AEON CREDIT SERVICE Co., Ltd.	16,854
3,600	Credit Saison Co., Ltd.	37,245
2,610	ORIX Corp.	189,603

		259,428

Containers & Packaging (0.1%):
30,289	Amcor, Ltd.	161,321
21,161	Rexam plc	94,946
4,200	TOYO SEIKAN KAISHA, Ltd.	60,958

		317,225

Distributors (0.1%):
1,400	Canon Marketing Japan, Inc.	19,731
3,000	Jardine Cycle & Carriage, Ltd.	63,688
58,000	Li & Fung, Ltd.	259,655

		343,074

Diversified Consumer Services (0.1%):
1,700	Benesse Holdings, Inc.	77,435
49,700	Sands China, Ltd.*	72,959

		150,394

Diversified Financial Services (1.0%):
4,438	ASX, Ltd.	108,249
74,028	BGP Holdings plc*	—
799	Compagnie Nationale a Portefeuille	33,913
22,265	Criteria Caixacorp SA	91,118
4,909	Deutsche Boerse AG	298,100
708	Eurazeo	40,702
1,831	EXOR SpA	30,845
1,971	Groupe Bruxelles Lambert SA	136,886
25,600	Hong Kong Exchanges & Clearing, Ltd.	399,214
95,677	ING Groep NV*	710,267
5,243	Kinnevik Investment AB, Class B	84,037
3,806	London Stock Exchange Group plc	31,511
1,540	Mitsubishi UFJ Lease & Finance Co., Ltd.	51,852
671	Pargesa Holding SA	43,977
4,083	Pohjola Bank plc	41,561
59,305	Resolution, Ltd.	55,780
22,000	Singapore Exchange, Ltd.	115,142

		2,273,154

6

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Diversified Telecommunication Services (3.4%):
3,847	Belgacom SA	$121,089
45,326	Bezeq The Israeli Telecommunication Corp., Ltd.	99,221
196,727	BT Group plc	375,627
70,935	Deutsche Telekom AG	837,736
3,150	Elisa OYJ	54,524
46,318	France Telecom SA	799,163
5,775	Hellenic Telecommunications Organization SA	43,414
354	Iliad SA	27,455
11,226	Inmarsat plc	118,926
40,431	Koninklijke KPN NV	516,195
12,876	Nippon Telegraph and Telephone Corp.	525,804
94,000	PCCW, Ltd.	27,287
14,555	Portugal Telecom SGPS SA, Registered Shares	144,257
201,000	Singapore Telecommunications, Ltd.	434,263
589	Swisscom AG, Registered Shares	199,609
7,920	Tele2 AB, B Shares	118,454
46,501	Telecom Corp. of New Zealand, Ltd.	60,085
232,972	Telecom Italia SpA	256,748
154,384	Telecom Italia SpA	140,667
102,592	Telefonica SA	1,894,288
8,207	Telekom Austria AG	91,216
20,837	Telenor ASA	261,797
55,768	TeliaSonera AB	358,625
108,425	Telstra Corp., Ltd.	294,937

		7,801,387

Electric Utilities (3.5%):
601	Acciona SA	45,638
11,000	Cheung Kong Infrastructure Holdings, Ltd.	40,729
16,500	Chubu Electric Power Co., Inc.	409,166
7,500	Chugoku Electric Power Co., Inc. (The)	154,775
47,500	CLP Holdings, Ltd.	343,935
8,563	Contact Energy, Ltd.	33,324
45,050	E.ON AG	1,215,870
45,171	EDP — Energias de Portugal SA	133,361
5,173	EDP Renovaveis SA*	30,353
6,455	Electricite de France	245,276
164,031	Enel SpA	693,850
11,049	Fortum OYJ	243,206
31,055	GDF Suez	878,521
4,700	Hokkaido Electric Power Co., Inc.	101,195
4,500	Hokuriku Electric Power Co.	98,655
34,500	Hongkong Electric Holdings, Ltd.	205,352
98,205	Iberdrola SA	550,640
18,900	Kansai Electric Power Co., Inc. (The)	461,528
9,600	Kyushu Electric Power Co., Inc.	215,315
1,815	Oesterreichische Elektrizitaetswirtschafts AG, Class A	55,588
2,745	Public Power Corp. SA*	39,365
2,831	Red Electrica Corporacion SA	101,186
23,329	Scottish & Southern Energy plc	386,689
4,300	Shikoku Electric Power Co., Inc.	122,979
27,205	SP AusNet	17,413
33,515	Terna — Rete Elettrica Nationale SpA	120,687
10,800	Tohoku Electric Power Co., Inc.	231,934
30,400	Tokyo Electric Power Co., Inc. (The)	827,706

		8,004,236

Electrical Equipment (1.4%):
55,136	ABB, Ltd.	958,412
5,230	Alstom SA	235,816
14,000	FUJI ELECTTRIC HOLDINGS Co., Ltd.	40,044
15,000	Furukawa Electric Co., Ltd. (The)	65,900
4,397	Gamesa Corporacion Tecnologica SA*	37,731
9,000	GS Yuasa Corp.	58,770
3,448	Legrand SA	101,569
48,000	Mitsubishi Electric Corp.	373,931
9,000	Panasonic Electric Works Co., Ltd.	88,078
4,215	Prysmian SpA	60,544
11,793	Renewable Energy Corp. A/S*	27,717
5,897	Schneider Electric SA	596,792
19,000	Sumitomo Electric Industries, Ltd.	222,433
2,800	Ushio, Inc.	43,237
5,087	Vestas Wind Systems A/S*	211,489

		3,122,463

Electronic Equipment, Instruments & Components (1.2%):
6,600	Citizen Holdings Co., Ltd.	40,151
53,144	Foxconn International Holdings, Ltd.*	34,507
11,700	Fujifilm Holdings Corp.	336,620
800	HIROSE ELECTRIC Co., Ltd.	73,054
1,600	Hitachi High-Technologies Corp.	29,455
112,100	Hitachi, Ltd.*	406,598
10,800	HOYA Corp.	229,365

7

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued

3,100	IBIDEN Co., Ltd.	$83,589
1,000	Keyence Corp.	230,078
4,100	KYOCERA Corp.	331,146
700	MABUCHI MOTOR Co., Ltd.	32,054
1,800	Mitsumi Electric Co., Ltd.	30,634
5,000	Murata Manufacturing Co., Ltd.	238,180
2,700	Nidec Corp.	226,174
9,000	Nippon Electric Glass Co., Ltd.	102,439
5,300	Omron Corp.	114,641
6,000	Shimadzu Corp.	45,000
3,100	TDK Corp.	170,074
6,000	YASKAWA ELECTRIC Corp.	44,450
5,100	YOKOGAWA ELECTRIC Corp.	31,428

		2,829,637

Energy Equipment & Services (0.5%):
3,791	Aker Solutions ASA	43,442
8,141	AMEC plc	99,230
3,468	Compagnie Generale de Geophysique-Veritas*	60,905
1,681	Fugro NV	76,852
6,690	Petrofac, Ltd.	117,619
6,668	Saipem SpA	202,622
4,429	SBM Offshore NV	63,199
7,285	Seadrill, Ltd.	131,006
2,454	Technip-Coflexip SA	139,709
11,776	Tenaris SA	204,348
4,718	WorleyParsons, Ltd.	87,153

		1,226,085

Food & Staples Retailing (2.3%):
15,000	AEON Co., Ltd.	159,231
14,944	Carrefour SA	589,972
1,415	Casino Guichard-Perrachon SA	106,842
395	Colruyt SA	92,887
2,535	Delhaize Group	183,532
1,600	FamilyMart Co., Ltd.	52,742
30,584	J Sainsbury plc	145,509
5,755	Jeronimo Martins SGPS SA	52,466
1,641	Kesko OYJ, B Shares	53,133
30,127	Koninklijke Ahold NV	373,056
1,600	LAWSON, Inc.	69,940
18,882	Metcash, Ltd.	66,410
3,291	Metro AG	167,513
29,000	Olam International, Ltd.	53,113
19,200	Seven & I Holdings Co., Ltd.	440,605
199,218	Tesco plc	1,121,540
5,100	UNY Co., Ltd.	38,734
25,028	Wesfarmers, Ltd.	599,046
3,690	Wesfarmers, Ltd., Price Protected Shares	88,780
53,405	William Morrison Supermarkets plc	210,513
30,849	Woolworths, Ltd.	699,127

		5,364,691

Food Products (3.6%):
16,000	Ajinomoto Co., Inc.	144,913
2,151	Aryzta AG	82,568
8,557	Associated British Foods plc	122,976
64,733	Cable & Wireless Worldwide	82,915
14,508	Danone SA	774,663
163,382	Golden Agri-Resources, Ltd.	61,163
37,236	Goodman Fielder, Ltd.	41,973
4,000	KIKKOMAN Corp.	41,929
20	Lindt & Spruengli AG	43,443
3	Lindt & Spruengli AG, Registered Shares	73,533
1,626	MEIJI HOLDINGS Co., Ltd.	66,449
86,657	Nestle SA	4,182,556
5,000	Nippon Meat Packers, Inc.	61,832
5,000	Nisshin Seifun Group, Inc.	56,578
1,600	Nissin Foods Holdings Co., Ltd.	58,911
44,167	Parmalat SpA	102,590
1,826	Suedzucker AG	32,819
2,000	Toyo Suisan Kaisha, Ltd.	47,605
40,680	Unilever NV	1,109,019
32,027	Unilever plc	853,443
31,000	Wilmar International, Ltd.	126,880
2,600	YAKULT HONSHA Co., Ltd.	70,593
3,000	Yamazaki Baking Co., Ltd.	40,515

		8,279,866

Gas Utilities (0.5%):
4,385	Enagas	65,892
6,096	Gas Natural SDG SA	87,912
107,400	Hong Kong & China Gas Co., Ltd.	265,475
48,000	Osaka Gas Co., Ltd.	173,369
34,690	Snam Rete Gas SpA	137,892
11,000	TOHO GAS Co., Ltd.	58,685
64,000	Tokyo Gas Co., Ltd.	292,650

		1,081,875

Health Care Equipment & Supplies (0.8%):
321	bioMerieux SA	32,933
1,376	Cochlear, Ltd.	85,689
544	Coloplast A/S, Class B	54,008
5,124	Essilor International SA Cie Generale d’Optique	305,048
675	Fresenius SE	44,731
1,965	Fresenius SE, Preferred Shares	129,390
5,187	Getinge AB, B Shares	100,412

8

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued

3,043	Nobel Biocare Holding AG, Registered Shares	$52,026
5,300	Olympus Co., Ltd.	125,470
21,790	Smith & Nephew plc	205,128
1,159	Sonova Holding AG, Registered Shares	142,174
189	Straumann Holding AG, Registered Shares	40,905
1,533	Synthes, Inc.	176,334
900	Sysmex Corp.	51,117
4,200	Terumo Corp.	201,027
551	William Demant Holding A/S*	40,243

		1,786,635

Health Care Providers & Services (0.2%):
1,000	Alfresa Holdings Corp.	48,247
1,998	Celesio AG	43,696
4,796	Fresenius Medical Care AG & Co. KGaA	259,489
3,400	Medipal Holdings Corp.	40,450
9,802	Sonic Healthcare, Ltd.	85,358
1,700	Suzuken Co., Ltd.	56,939

		534,179

Hotels, Restaurants & Leisure (0.8%):
3,768	Accor SA	173,020
8,718	Aristocrat Leisure, Ltd.	26,629
2,601	Autogrill SpA*	31,139
4,086	Carnival plc	130,947
47,011	Compass Group plc	356,624
11,485	Crown, Ltd.	74,418
156,757	Genting Singapore plc*	129,851
6,236	InterContinental Hotels Group plc	97,113
1,729	McDonald’s Holdings Co., Ltd.	38,737
5,406	OPAP SA	67,234
1,300	ORIENTAL LAND Co., Ltd.	108,618
36,000	Shangri-La Asia, Ltd.	66,347
13,871	Sky City Entertainment Group, Ltd.	27,024
2,361	Sodexo	130,750
14,645	TABCORP HOLDINGS, Ltd.	77,552
34,656	Tatts Group, Ltd.	64,856
20,686	Thomas Cook Group plc	54,545
3,147	TUI AG*	27,725
12,984	Tui Travel plc	40,273
4,539	Whitbread plc	94,885
42,000	Wynn Macau, Ltd.*	68,715

		1,887,002

Household Durables (0.9%):
6,000	CASIO COMPUTER Co., Ltd.	35,950
6,038	Electrolux AB, Series B	137,880
9,892	Husqvarna AB, B Shares	59,555
3,000	Makita Corp.	80,043
48,900	Panasonic Corp.	610,710
900	Rinnai Corp.	46,147
45,000	Sanyo Electric Co., Ltd.*	57,961
11,000	Sekisui Chemical Co., Ltd.	68,644
14,000	Sekisui House, Ltd.	120,042
25,000	Sharp Corp.	263,242
25,100	Sony Corp.	668,230

		2,148,404

Household Products (0.6%):
3,192	Henkel AG & Co. KGaA	130,345
4,492	Henkel AG & Co. KGaA	218,255
13,800	Kao Corp.	324,462
15,291	Reckitt Benckiser Group plc	707,214
1,000	Unicharm Corp.	112,633

		1,492,909

Independent Power Producers & Energy Traders (0.1%):
2,900	Electric Power Development Co., Ltd.	92,141
19,717	Iberdrola Renovables SA	61,590
39,032	International Power plc	172,904
1,419	Ormat Industries, Ltd.	10,530

		337,165

Industrial Conglomerates (1.7%):
39,091	CSR, Ltd.	54,808
26,000	Fraser and Neave, Ltd.	95,041
28,000	Hankyu Hanshin Holdings, Inc.	123,227
54,000	Hutchison Whampoa, Ltd.	333,416
6,400	K-Green Trust*	4,803
32,000	Keppel Corp., Ltd.	192,858
24,245	Koninklijke Philips Electronics NV	722,593
21,000	NWS Holdings, Ltd.	37,962
18,820	Orkla ASA	120,523
24,000	SembCorp Industries, Ltd.	69,370
20,557	Siemens AG	1,843,338
9,847	Smiths Group plc	155,827
23,013	Tomkins plc	77,301

		3,831,067

Insurance (3.9%):
5,006	Admiral Group plc	104,653
38,458	AEGON NV*	205,997
11,351	Allianz SE, Registered Shares	1,123,812
51,447	AMP, Ltd.	223,636
29,202	Assicurazioni Generali SpA	509,524
26,833	AXA Asia Pacific Holdings, Ltd.	122,848
42,961	AXA SA	651,463

9

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Insurance, continued

1,226	Baloise Holding AG, Registered Shares	$85,329
876	CNP Assurances	59,663
198	Dai-ichi Life Insurance Co., Ltd. (The)	272,344
1,667	Delta Lloyd NV	27,875
55,128	Fortis	123,111
1,662	Hannover Rueckversicherung AG, Registered Shares	71,586
52,393	Insurance Australia Group, Ltd.	148,998
147,531	Legal & General Group plc	171,632
20,340	Mapfre SA	55,198
4,672	Mediolanum SpA	18,281
13,511	MS&AD Insurance Group Holdings, Inc.	288,470
4,926	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	616,325
35,900	NKSJ Holdings, Inc.*	212,924
135,589	Old Mutual plc	207,376
62,878	Prudential plc	471,213
25,666	QBE Insurance Group, Ltd.	390,479
85,720	RSA Insurance Group plc	152,132
10,386	Sampo OYJ, A Shares	217,282
4,003	SCOR SE	76,502
24	Sony Financial Holdings, Inc.	80,265
57,181	Standard Life plc	146,732
31,344	Suncorp-Metway, Ltd.	210,317
790	Swiss Life Holding AG, Registered Shares	75,637
8,824	Swiss RE, Registered Shares	363,104
6,818	T&D Holdings, Inc.	145,551
18,000	Tokio Marine Holdings, Inc.	471,583
668	Tryg A/S	35,126
1,009	Vienna Insurance Group Weiner Staeditische Versicherung AG	42,066
3,688	Zurich Financial Services AG	809,819

		8,988,853

Internet & Catalog Retail (0.1%):
2,100	DeNA Co., Ltd.	55,391
22,303	Home Retail Group plc	70,526
176	Rakuten, Inc.	127,126

		253,043

Internet Software & Services (0.1%):
3,362	United Internet AG, Registered Shares	37,135
374	Yahoo! Japan Corp.	148,666

		185,801

IT Services (0.3%):
1,163	Atos Origin SA*	46,445
3,644	Cap Gemini SA	159,188
11,141	Computershare, Ltd.	98,537
2,477	Indra Sistemas SA	39,702
700	ITOCHU Techno-Solutions Corp.	25,371
2,700	Nomura Research Institute, Ltd.	57,091
31	NTT Data Corp.	114,376
190	Obic Co., Ltd.	36,484
400	OTSUKA Corp.	25,468

		602,662

Leisure Equipment & Products (0.2%):
5,100	Namco Bandai Holdings, Inc.	44,753
7,900	Nikon Corp.	136,193
1,400	Sankyo Co., Ltd.	63,243
4,500	Sega Sammy Holdings, Inc.	64,430
1,700	SHIMANO, Inc.	72,834
4,100	YAMAHA Corp.	41,648

		423,101

Life Sciences Tools & Services (0.1%):
1,141	Lonza Group AG, Registered Shares	75,980
5,809	QIAGEN NV*	111,777

		187,757

Machinery (2.2%):
8,054	Alfa Laval AB	104,069
9,000	AMADA Co., Ltd.	59,114
16,517	Atlas Copco AB, A Shares	241,892
9,962	Atlas Copco AB, B Shares	131,993
27,000	Cosco Corp., Ltd.	28,342
4,800	Fanuc, Ltd.	538,604
4,339	GEA Group AG	86,263
6,000	Hino Motors, Ltd.	29,514
2,500	Hitachi Construction Machinery Co., Ltd.	46,190
32,000	IHI Corp.	51,111
19,678	Invensys plc	70,279
8,000	JAPAN STEEL WORKS, Ltd. (The)	70,456
4,500	JTEKT Corp.	41,503
34,000	Kawasaki Heavy Industries, Ltd.	82,528
23,500	Komatsu, Ltd.	424,719
3,742	Kone OYJ, B Shares	148,772
29,000	Kubota Corp.	221,493
2,700	Kurita Water Industries, Ltd.	73,760
2,672	MAN AG	220,064
3,346	Metso Corp. OYJ	106,835
9,000	MINEBEA Co., Ltd.	49,626
75,000	Mitsubishi Heavy Industries, Ltd.	257,641

10

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Machinery, continued

16,000	Mitsui Engineering & Shipbuilding Co., Ltd.	$32,216
7,000	NGK INSULATORS, Ltd.	108,841
11,000	NSK, Ltd.	76,526
11,000	NTN Corp.	45,004
25,145	Sandvik AB	306,190
7,719	Scania AB, B Shares	117,714
1,265	Schindler Holding AG	106,401
520	Schindler Holding AG, Registered Shares	43,293
19,000	SembCorp Marine, Ltd.	51,955
9,593	SKF AB, B Shares	171,903
1,400	SMC Corp.	186,941
14,000	SUMITOMO HEAVY INDUSTRIES, Ltd.	82,469
2,900	THK Co., Ltd.	59,965
1,343	Vallourec SA	229,278
27,745	Volvo AB, B Shares*	305,218
1,946	Wartsila Corp. OYJ	88,637
39,250	Yangzijiang Shipbuilding Holdings, Ltd.	37,475
3,141	Zardoya Otis SA	40,465

		5,175,259

Marine (0.4%):
33	A.P. Moller — Maersk A/S, Class B	258,784
15	A.P. Moller — Maersk A/S, Class A	114,223
16,000	Kawasaki Kisen Kaisha, Ltd.*	64,749
1,355	Kuehne & Nagel International AG, Registered Shares	138,837
28,000	Mitsui O.S.K. Lines, Ltd.	184,814
21,500	Neptune Orient Lines, Ltd.*	30,339
38,000	Nippon Yusen Kabushiki Kaisha	138,021
5,000	Orient Overseas International, Ltd.*	35,721

		965,488

Media (1.5%):
28,082	British Sky Broadcasting Group plc	292,859
3,977	DENTSU, Inc.	104,980
2,630	Eutelsat Communications	87,854
56,496	Fairfax Media, Ltd.	61,989
12	FUJI MEDIA HOLDINGS, Inc.	17,248
2,443	Gestevision Telecinco SA	21,675
590	Hakuhodo DY Holdings, Inc.	29,625
98,723	ITV plc*	73,481
1,706	JC Decaux SA*	39,513
57	Jupiter Telecommunications Co., Ltd.	54,332
2,829	Lagardere S.C.A.	87,646
1,650	M6 Metropole Television	33,423
17,971	Mediaset SpA	102,310
1,169	Modern Times Group MTG AB, B Shares	63,786
3,184	PagesJaunes Groupe SA	32,795
20,096	Pearson plc	262,942
3,328	Publicis Groupe	132,277
17,016	Reed Elsevier NV	187,692
29,949	Reed Elsevier plc	221,063
2,142	Sanoma OYJ	36,950
7,787	SES	161,726
39,000	Singapore Press Holdings, Ltd.	105,088
3,058	Societe Television Francaise 1	39,961
6,000	Television Broadcasts, Ltd.	27,808
2,600	TOHO Co., Ltd.	42,870
30,650	Vivendi	620,001
7,333	Wolters Kluwer NV	139,910
31,072	WPP plc	292,155

		3,373,959

Metals & Mining (5.6%):
2,671	Acerinox SA	41,402
60,193	Alumina, Ltd.	76,253
32,921	Anglo American plc*	1,144,298
9,500	Antofagasta plc	110,258
21,386	ArcelorMittal	568,716
70,630	Aviva plc	328,235
55,149	BHP Billiton plc	1,426,889
83,864	BHP Billiton, Ltd.	2,607,392
46,528	BlueScope Steel, Ltd.*	81,030
7,274	Boliden AB	80,592
7,000	Daido Steel Co., Ltd.	30,044
6,000	Dowa Holdings Co., Ltd.	28,903
127	Eramet	31,092
6,262	Eurasian Natural Resource Corp.	79,640
29,612	Fortescue Metals Group, Ltd.*	100,929
4,816	Fresnillo plc	69,568
4,000	Hitachi Metals, Ltd.	40,606
11,700	JFE Holdings, Inc.	361,262
5,601	Kazakhmys plc	82,167
64,000	Kobe Steel, Ltd.	122,231
3,859	Lonmin plc*	80,535
900	Maruichi Steel Tube, Ltd.	17,236
28,000	MITSUBISHI MATERIALS Corp.*	74,753
15,000	Mitsui Mining & Smelting Co., Ltd.	39,734
12,186	Newcrest Mining, Ltd.	358,292
128,000	Nippon Steel Corp.	424,318
17,000	Nisshin Steel Co., Ltd.	27,156
17,986	Norsk Hydro ASA	80,969
32,110	OneSteel, Ltd.	79,484

11

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Metals & Mining, continued

2,960	Outokumpu OYJ	$44,500
76,856	OZ Minerals, Ltd.*	61,419
2,254	Randgold Resources, Ltd.	214,277
1,839	Rautaruukki OYJ	26,811
36,201	Rio Tinto plc	1,583,934
10,871	Rio Tinto, Ltd.	601,902
1,109	Salzgitter AG	66,356
4,175	Sims Metal Management, Ltd.	59,426
4,467	SSAB AB, A Shares	59,894
2,027	SSAB AB, Series B	24,171
13,000	Sumitomo Metal & Mining Co., Ltd.	163,141
85,000	Sumitomo Metal Industries, Ltd.	191,753
8,336	ThyssenKrupp AG	205,503
2,700	TOKYO STEEL MANUFACTURING Co., Ltd.	31,260
3,073	Vedanta Resources plc	96,685
2,737	Voestalpine AG	74,904
51,297	Xstrata plc	671,969
1,200	YAMATO KOGYO Co., Ltd.	29,865

		12,801,754

Multi-Utilities (1.1%):
26,281	A2A SpA	35,625
11,649	AGL Energy, Ltd.	143,420
128,471	Centrica plc	565,660
86,240	National Grid plc	635,199
10,453	RWE AG	682,392
6,592	Suez Environnement SA	108,586
17,274	United Utilities Group plc	134,590
8,640	Veolia Environnement	201,786

		2,507,258

Multiline Retail (0.4%):
13,893	Harvey Norman Holdings, Ltd.	38,395
9,200	Isetan Mitsukoshi Holdings, Ltd.	89,711
12,000	J. FRONT RETAILING Co., Ltd.	57,930
12,366	Lifestyle International Holdings, Ltd.	23,986
39,594	Marks & Spencer plc	195,114
6,200	MARUI GROUP Co., Ltd.	41,780
4,692	Next plc	138,828
1,888	Pinault Printemps Redoute	232,959
7,000	Takashimaya Co., Ltd.	55,702

		874,405

Office Electronics (0.6%):
6,100	BROTHER INDUSTRIES, Ltd.	63,521
28,300	Canon, Inc.	1,055,290
12,000	KONICA MINOLTA HOLDINGS, Inc.	115,499
766	Neopost SA	55,426
17,000	Ricoh Co., Ltd.	216,096

		1,505,832

Oil, Gas & Consumable Fuels (6.3%):
14,390	Arrow Energy, Ltd.*	58,522
84,353	BG Group plc	1,248,516
469,111	BP plc	2,252,704
34,394	Cairn Energy plc*	210,401
3,092	Caltex Australia, Ltd.	24,139
15,000	Cosmo Oil Co., Ltd.	36,065
82	Delek Group, Ltd.	17,064
1,551	Energy Resources of Australia, Ltd.	17,179
65,032	Eni SpA	1,193,658
6,116	Galp Energia SGPS SA, B Shares	91,311
500	Idemitsu Kosan Co., Ltd.	37,560
20	INPEX Corp.	111,178
52	Israel Corp., Ltd. (The)*	32,214
800	Japan Petroleum Exploration Co., Ltd.	32,646
56,670	JX Holdings, Inc.*	277,048
2,784	Macarthur Coal, Ltd.	27,988
78,794	Mongolia Energy Corp., Ltd.*	27,501
3,041	Neste Oil OYJ	44,176
3,638	OMV AG	109,631
21,747	Origin Energy, Ltd.	271,616
2,480	Orion OYJ, Class B	46,397
18,502	Repsol YPF SA	373,766
88,601	Royal Dutch Shell plc, A Shares	2,237,179
67,337	Royal Dutch Shell plc, B Shares	1,630,097
21,363	Santos, Ltd.	224,180
4,900	SHOWA SHELL SEKIYU K.K.	33,836
27,843	StatoilHydro ASA	537,240
7,000	TonenGeneral Sekiyu K.K.	60,500
52,815	Total SA	2,350,223
22,134	Tullow Oil plc	329,657
13,535	Woodside Petroleum, Ltd.	471,949

		14,416,141

Paper & Forest Products (0.2%):
1,409	Holmen AB, B Shares	33,441
2,267	Nippon Paper Group, Inc.	62,765
21,000	Oji Paper Co., Ltd.	102,733
15,045	Stora Enso OYJ, R Shares	107,615
13,295	UPM-Kymmene OYJ	176,147

		482,701

Personal Products (0.4%):
2,581	Beiersdorf AG	141,864
5,952	L’Oreal SA	581,535
8,600	Shiseido Co., Ltd.	189,196

		912,595

12

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Pharmaceuticals (7.3%):
11,300	Astellas Pharma, Inc.	$377,965
36,262	AstraZeneca plc	1,703,618
20,649	Bayer AG	1,149,470
5,400	Chugai Pharmaceutical Co., Ltd.	95,376
16,800	Daiichi Sankyo Co., Ltd.	300,496
4,000	Dainippon Sumitomo Pharma Co., Ltd.	30,749
6,200	Eisai Co., Ltd.	205,143
12,768	Elan Corp. plc*	57,822
129,740	GlaxoSmithKline plc	2,198,428
1,800	HISAMITSU PHARMACEUTICAL Co., Inc.	71,434
748	Ipsen SA	22,801
6,000	Kyowa Hakko Kogyo Co., Ltd.	57,000
1,651	Merck KGaA	120,445
6,000	Mitsubishi Tanabe Pharma Corp.	91,392
52,709	Novartis AG, Registered Shares	2,558,084
10,864	Novo Nordisk A/S, B Shares	876,489
2,100	ONO PHARMACEUTICAL Co., Ltd.	85,311
17,556	Roche Holding AG	2,411,636
26,347	Sanofi-Aventis	1,588,610
1,900	SANTEN PHARMACEUTICAL Co., Ltd.	68,383
7,500	Shionogi & Co., Ltd.	155,189
14,213	Shire plc	288,857
4,000	Taisho Pharmacuetical Co., Ltd.	78,942
18,700	Takeda Pharmacuetical Co., Ltd.	800,441
23,201	Teva Pharmaceutical Industries, Ltd.	1,211,352
1,500	Tsumura & Co.	45,981
2,653	UCB SA	83,106

		16,734,520

Professional Services (0.4%):
3,083	Adecco SA, Registered Shares	145,511
1,294	Bureau Veritas SA	69,654
15,824	Capita Group plc	173,591
25,925	Experian plc	224,439
2,780	Randstad Holding NV*	109,411
134	SGS SA, Registered Shares	180,473

		903,079

Real Estate Investment Trusts (REITs) (1.3%):
37,000	Ascendas Real Estate Investment Trust	47,769
3,786	Beni Stabili SpA*	2,870
20,951	British Land Co. plc	133,910
57,000	CapitaMall Trust	74,200
31,606	CapitaMalls Asia, Ltd.	47,058
46,179	CFS Retail Property Trust	73,153
1,407	Corio NV	68,338
123,112	Dexus Property Group	79,242
631	Fonciere des Regions SA	52,169
418	Gecina SA	37,337
149,003	Goodman Group	78,538
45,213	GPT Group	106,121
18,575	Hammerson plc	93,829
579	ICADE	48,839
17	Japan Prime Realty Investment Corp.	35,730
13	Japan Real Estate Investment Corp.	106,040
39	Japan Retail Fund Investment Corp.	47,424
2,138	Klepierre	58,691
19,341	Land Securities Group plc	158,625
11,858	Liberty International plc	54,695
55,000	Link REIT (The)	136,086
75,503	Mirvac Group	82,634
14	Nippon Building Fund, Inc.	110,679
7	Nomura Real Estate Office Fund, Inc.	34,822
17,981	SEGRO plc	67,719
59,570	Stockland	185,032
2,276	Unibail-Rodamco	369,351
54,636	Westfield Group	555,933

		2,946,834

Real Estate Management & Development (1.7%):
1,900	AEON Mall Co., Ltd.	37,707
64,000	Capitaland, Ltd.	163,221
35,000	Cheung Kong Holdings, Ltd.	402,219
13,000	City Developments, Ltd.	102,479
1,900	Daito Trust Construction Co., Ltd.	107,428
12,000	DAIWA HOUSE INDUSTRY Co., Ltd.	108,122
19,000	Hang Lung Group, Ltd.	102,370
51,000	Hang Lung Properties, Ltd.	195,620
26,000	Henderson Land Development Co., Ltd.	151,483
15,500	Hopewell Holdings, Ltd.	43,600
17,000	Hysan Development Co., Ltd.	47,804
26,539	Immofinanz Immobilien Anlagen AG*	68,317
20,000	Keppel Land, Ltd.	55,037
3,526	Kerry Group plc, Class A	97,661
17,500	Kerry Properties, Ltd.	75,118
13,978	Lend Lease Group	85,302
30,000	Mitsubishi Estate Co., Ltd.	416,594
21,000	Mitsui Fudosan Co., Ltd.	293,638
66,000	New World Development Co., Ltd.	106,625

13

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued

2,700	Nomura Real Estate Holdings, Inc.	$33,887
25	NTT Urban Development Corp.	19,759
44,000	Sino Land Co., Ltd.	78,153
9,000	Sumitomo Realty & Development Co., Ltd.	153,522
35,000	Sun Hung Kai Properties, Ltd.	475,901
19,500	Swire Pacific, Ltd., Class A	220,964
10,000	Tokyo Tatemono Co., Ltd.	30,664
12,000	Tokyu Land Corp.	42,021
13,000	UOL Group, Ltd.	35,064
35,000	Wharf Holdings, Ltd. (The)	169,437
22,000	Wheelock & Co., Ltd.	61,825

		3,981,542

Road & Rail (1.0%):
76,218	Asciano Group*	102,831
38	Central Japan Railway Co.	312,998
46,000	ComfortDelGro Corp., Ltd.	47,656
5,156	DSV A/S	73,990
8,513	East Japan Railway Co.	567,575
11,920	FirstGroup plc	64,482
12,000	Keihin Electric Express Railway Co., Ltd.	105,923
14,000	Keio Corp.	90,176
6,000	Keisei Electric Railway Co., Ltd.	33,427
40,000	Kintetsu Corp.	121,977
34,500	MTR Corp., Ltd.	117,560
22,000	Nippon Express Co., Ltd.	99,008
16,000	Odakyu Electric Railway Co., Ltd.	136,986
21,000	TOBU RAILWAY Co., Ltd.	112,967
28,000	TOKYU Corp.	114,082
43	West Japan Railway Co.	157,209

		2,258,847

Semiconductors & Semiconductor Equipment (0.6%):
3,900	ADVANTEST Corp.	81,679
33,661	ARM Holdings plc	139,250
5,500	ASM Pacific Technology, Ltd.	42,769
10,730	ASML Holding NV	294,626
4,300	Elpida Memory, Inc.*	66,445
27,004	Infineon Technologies AG*	156,591
2,500	ROHM Co., Ltd.	149,338
1,900	SHINKO ELECTRIC INDUSTRIES Co., Ltd.	24,644
15,908	STMicroelectronics NV	126,006
2,700	SUMCO Corp.*	44,967
4,300	Tokyo Electron, Ltd.	232,255

		1,358,570

Software (1.0%):
5,291	Autonomy Corp. plc*	142,775
1,522	Dassault Systemes SA	92,093
2,300	Konami Corp.	36,257
2,500	Nintendo Co., Ltd.	728,364
900	ORACLE Corp.	44,228
33,899	Sage Group plc (The)	115,983
21,465	SAP AG	952,534
1,600	Square Enix Holdings Co., Ltd.	29,421
2,500	Trend Micro, Inc.	67,411

		2,209,066

Specialty Retail (0.8%):
700	ABC-MART, Inc.	27,469
29,172	Esprit Holdings, Ltd.	157,329
1,300	Fast Retailing Co., Ltd.	196,246
25,494	Hennes & Mauritz AB, B Shares	701,279
5,409	Industria de Diseno Textil SA	306,736
59,234	Kingfisher plc	183,800
950	Nitori Co., Ltd.	81,782
600	SHIMAMURA Co., Ltd.	54,057
610	USS Co., Ltd.	43,548
2,050	Yamada Denki Co., Ltd.	133,848

		1,886,094

Textiles, Apparel & Luxury Goods (1.0%):
5,205	Adidas AG	251,835
4,000	ASICS Corp.	36,659
4,699	Billabong International, Ltd.	34,210
11,298	Burberry Group plc	127,384
1,547	Christian Dior SA	146,974
13,038	Compagnie Financiere Richemont SA, Class A	453,747
1,357	Hermes International	180,023
2,736	Luxottica Group SpA	65,911
6,111	LVMH Moet Hennessy Louis Vuitton SA	665,577
3,000	Nisshinbo Holdings, Inc.	28,819
150	Puma AG	40,237
781	Swatch Group AG (The)	218,644
1,034	Swatch Group AG (The), Registered Shares	52,893
19,500	Yue Yuen Industrial Holdings, Ltd.	60,585

		2,363,498

Tobacco (1.2%):
49,862	British American Tobacco plc	1,578,656
25,381	Imperial Tobacco Group plc	707,584
115	Japan Tobacco, Inc.	357,577
6,047	Swedish Match AB, Class B	131,784

		2,775,601

14

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Trading Companies & Distributors (1.1%):
7,878	Bunzl plc	$78,551
38,100	Itochu Corp.	297,112
41,000	Marubeni Corp.	210,054
33,900	Mitsubishi Corp.	706,522
43,200	Mitsui & Co., Ltd.	507,966
71,090	Noble Group, Ltd.	85,859
16,401	Paladin Energy, Ltd.*	48,985
31,500	Sojitz Corp.	49,342
27,800	Sumitomo Corp.	276,935
5,600	TOYOTA TSUSHO Corp.	80,206
7,249	Wolseley plc*	141,702

		2,483,234

Transportation Infrastructure (0.4%):
7,590	Abertis Infraestructuras SA	109,350
703	Aeroports de Paris	44,796
6,002	Atlantia SpA	106,394
23,446	Auckland International Airport, Ltd.	29,956
4,372	Brisa Auto-Estradas de Portugal SA	26,454
11,830	Ferrovial SA	76,417
1,014	Fraport AG	43,073
11,437	Groupe Eurotunnel SA	77,286
6,000	Kamigumi Co., Ltd.	46,120
1,790	Koninklijke Vopak NV	65,683
54,121	Macquarie Infrastructure Group	47,050
3,000	Mitsubishi Logistics Corp.	33,485
33,205	Transurban Group	117,753

		823,817

Water Utilities (0.0%):
5,905	Severn Trent plc	107,726

Wireless Telecommunication Services (2.0%):
1,102	Cellcom Israel, Ltd.	27,510
527	Discount Investment Corp., Registered Shares	8,362
73	KDDI Corp.	346,816
1,971	Millicom International Cellular SA, SDR	159,124
730	Mobistar SA	38,603
1,411	NICE Systems, Ltd.*	35,064
383	NTT DoCoMo, Inc.	579,282
2,492	Partner Communications Co., Ltd.	38,338
20,100	SOFTBANK Corp.	531,365
15,202	StarHub, Ltd.	24,403
1,315,037	Vodafone Group plc	2,724,678

		4,513,545

Total Common Stocks (Cost $233,704,653)		219,083,446

Rights (0.0%):
Machinery (0.0%):
3,141	Zardoya Otis SA*	2,001

Metals & Mining (0.0%):
5,473	Norsk Hydro ASA*	3,123

Total Rights (Cost $ — )		5,124

Warrants (0.0%):
Real Estate Management & Development (0.0%):
3,040	Henderson Land Development Co., Ltd.*	515

Total Warrants (Cost $ — )		515

Investment Companies (2.9%):
6,701,822	Dreyfus Treasury Prime Cash Management, 0.00%(a)	6,701,822

Total Investment Companies (Cost $6,701,821)		6,701,822

Total Investment Securities (Cost $240,406,474)(b) — 98.1%		225,790,907
Net other assets (liabilities) — 1.9%		4,307,904

Net Assets — 100.0%		$230,098,811

Percentages indicated are based on net assets as of June 30, 2010.

ADR—American Depository Receipt

plc—Public Liability Company

REIT—Real Estate Investment Trust

*	Non-income producing security.

(a)	The rate represents the effective yield at June 30, 2010.

15

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

(b)	Cost for federal income tax purposes is $241,719,560. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$6,267,126
Unrealized depreciation	(22,195,779)

Net unrealized depreciation	$(15,928,653)

Futures Contracts

Cash of $880,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2010:

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description (Exchange Denomination)	Type	Date	Contracts	Value	(Depreciation)

SPI 200 Index September Futures (Australia Dollar)	Long	9/10	6	$577,142	$(39,170)
DJ EURO STOXX 50 September Futures (Euro)	Long	9/10	78	2,542,372	(93,249)
FTSE 100 Index September Futures (British Pounds)	Long	9/10	23	1,746,938	(70,016)
TOPIX Index September Futures (Japanese Yen)	Long	9/10	15	1,424,689	(1,895)
MSCI EAFE Index E-Mini September Futures (U.S. Dollar)	Long	9/10	64	4,321,467	(112,827)

Total					$(317,157)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2010:

Country	Percentage
Australia	7.8%
Austria	0.3%
Belgium	0.9%
Bermuda	0.1%
Cayman Islands	0.0%
Cyprus	0.0%
Denmark	1.0%
Finland	1.0%
France	9.0%
Germany	7.6%
Greece	0.2%
Hong Kong	2.5%
Ireland	0.4%
Israel	0.8%
Italy	2.7%
Japan	22.7%
Kazakhstan	0.0%
Luxembourg	0.2%
Netherlands	3.0%
New Zealand	0.1%
Norway	0.6%
Portugal	0.3%
Singapore	1.6%
Spain	3.4%
Sweden	2.8%
Switzerland	7.8%
United Kingdom	20.2%
United States	3.0%

100.0%

16

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL
International
Index Fund

Assets:
Investment securities, at cost	$240,406,474

Investment securities, at value	$225,790,907
Dividends receivable	489,573
Segregated cash for collateral	880,000
Foreign currency, at value (cost $2,586,223)	2,654,574
Receivable for capital shares issued	229,671
Receivable for investments sold	97
Reclaims receivable	306,499
Prepaid expenses	835

Total Assets	230,352,156

Liabilities:
Payable for capital shares redeemed	21,951
Payable for variation margin on futures contracts	51,858
Manager fees payable	25,204
Administration fees payable	34,732
Distribution fees payable	48,100
Custodian fees payable	49,172
Administrative and compliance services fees payable	1,364
Trustee fees payable	4,067
Other accrued liabilities	16,897

Total Liabilities	253,345

Net Assets	$230,098,811

Net Assets Consist of:
Capital	$340,245,961
Accumulated net investment income/(loss)	4,308,048
Accumulated net realized gains/(losses) from investment transactions	(99,565,441)
Net unrealized appreciation/(depreciation) on investments	(14,889,757)

Net Assets	$230,098,811

Shares of beneficial interest (unlimited number of shares authorized, no par value)	20,139,025
Net Asset Value (offering and redemption price per share)	$11.43

17

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Statement of Operations
For the Six Months Ended June 30, 2010
(Unaudited)

AZL
International
Index Fund

Investment Income:
Dividends	$4,047,349
Foreign withholding tax	(394,892)

Total Investment Income	3,652,457

Expenses:
Manager fees	329,730
Administration fees	107,963
Distribution fees	235,522
Custodian fees	99,524
Administrative and compliance services fees	2,647
Trustees’ fees	8,313
Professional fees	13,887
Shareholder reports	13,046
Other expenses	3,718

Total expenses before reductions	814,350
Less expenses contractually waived/reimbursed by the Manager	(154,891)

Net expenses	659,459

Net Investment Income/(Loss)	2,992,998

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(494,174)
Net realized gains/(losses) on futures transactions	(760,669)
Change in unrealized appreciation/(depreciation) on investments	(36,934,752)

Net Realized/Unrealized Gains/(Losses) on Investments	(38,189,595)

Change in Net Assets Resulting From Operations	$(35,196,597)

18

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Statements of Changes in Net Assets

	AZL International
	Index Fund
	For the	May 1,
	Six Months	2009 to
	Ended	December 31,
	June 30, 2010	2009(a)
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$2,992,998	$1,196,291
Net realized gains/(losses) on investment transactions	(1,254,843)	5,596,731
Change in unrealized appreciation/(depreciation) on investments	(36,934,752)	15,529,592

Change in net assets resulting from operations	(35,196,597)	22,322,614

Capital Transactions:
Proceeds from shares issued	119,203,701	122,945,589
Proceeds from shares issued in merger	—	43,570,084
Value of shares redeemed	(15,092,063)	(27,654,517)

Change in net assets resulting from capital transactions	104,111,638	138,861,156

Change in net assets	68,915,041	161,183,770
Net Assets:
Beginning of period	161,183,770	—

End of period	$230,098,811	$161,183,770

Accumulated net investment income/(loss)	$4,308,048	$1,315,050

Share Transactions:
Shares issued	9,215,589	11,000,309
Shares issued in merger	—	3,259,540
Shares redeemed	(1,189,661)	(2,146,752)

Change in shares	8,025,928	12,113,097

(a)	Period from commencement of operations.

19

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months	May 1, 2009 to
	Ended	December 31,
	June 30, 2010	2009(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$13.31	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.11	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	(1.99)	3.21

Total from Investment Activities	(1.88)	3.31

Net Asset Value, End of Period	$11.43	$13.31

Total Return(b) (c)	(14.12)%	33.10%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$230,099	$161,184
Net Investment Income/(Loss)(d)	3.18%	1.79%
Expenses Before Reductions(d) (e)	0.87%	0.91%
Expenses Net of Reductions(d)	0.70%	0.70%
Portfolio Turnover Rate(c)	1.71%	22.90	%(f)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Costs of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after a fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 41.93%

20

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). These Notes to the Financial Statements are for the AZL International Index Fund (the “Fund”). The Trust consists of 31 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco International Equity Fund (formerly AZL AIM International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund (formerly AZL Van Kampen Global Real Estate Fund)
•	AZL Morgan Stanley International Equity Fund (formerly AZL Van Kampen International Equity Fund)
•	AZL Morgan Stanley Mid Cap Growth Fund (formerly AZL Van Kampen Mid Cap Growth Fund)
•	AZL NACM International Growth Fund
•	AZL NFJ International Value Fund
•	AZL OCC Growth Fund
•	AZL OCC Opportunity Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Growth and Income Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

22

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. During the period ended June 30, 2010, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund enters into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. As of June 30, 2010, the Fund had no outstanding foreign currency exchange contracts. The monthly average amount for these contracts was $1.2 million for the period ended June 30, 2010.

Futures Contracts

The Fund may enter into futures contracts. The Fund uses futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $10.6 million as of June 30, 2010. The monthly average notional amount for these contracts was $9.1 million for the period ended June 30, 2010.

23

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair value of Derivative Instruments as of June 30, 2010:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Equity Contracts	Net receivable for variation margin on futures contracts	$—	Net payable for variation margin on futures contracts	$(317,157)

*	Total Fair Value is presented by Primary Risk Exposure. For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2010:

			Change in Unrealized
			Appreciation
	Location of Gain (Loss)	Realized Gain (Loss)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Equity Contracts	Net realized gains (losses) on futures transactions, change in unrealized appreciation/depreciation on investments	$(760,669)	$(362,727)
Foreign Exchange Contracts	Net realized gains (losses) on securities and foreign currency transactions, change in net unrealized appreciation/ depreciation on investments	(1,122,588)	8,608

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. The annual expense limit of the Fund is 0.70%.

For the period ended June 30, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL International Index Fund	0.35%	0.70%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager

24

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires	Expires
	12/31/2012	12/31/2013
AZL International Index Fund	$138,328	$154,891

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $2,732 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

25

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Exchanged traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities and are typically categorized as Level 2 in the fair value hierarchy.

26

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Common Stocks:
Airlines	$37,926	$572,814	$610,740
Capital Markets	59,900	5,148,330	5,208,230
Industrial Conglomerates	4,803	3,826,264	3,831,067
Real Estate Investment Trusts (REITs)	2,870	2,943,964	2,946,834
All Other Common Stocks+	—	206,486,575	206,486,575
Rights	3,123	2,001	5,124
Warrants	—	515	515
Investment Companies	6,701,822	—	6,701,822

Total Investment Securities	6,810,444	218,980,463	225,790,907

Other Financial Instruments:*
Futures Contracts	(317,157)	—	(317,157)

Total Investments	$6,493,287	$218,980,463	$225,473,750

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment
	Securities	Other Financial
AZL International Index Fund	(Rights)**	Instruments*
Balance as of December 31, 2009	$2,995	$—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	—
Net purchases/(sales)	(2,995)	—
Transfers in (out) of Level 3	—	—

Balance as of June 30, 2010	$—	$—

Net change in unrealized appreciation/(depreciation) attributable to level 3
investments still held at June 30, 2010	$—	$—

*	Other financial instruments would include any derivative instruments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

**	Oil, Gas & Consumable Fuels at December 31, 2009.

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

5. Security Purchases and Sales

For the period ended June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL International Index Fund	$38,183,326	$3,007,967

27

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of the latest tax year end December 31, 2009, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations.

	Expires	Expires	Expires
	12/31/2014	12/31/2015	12/31/2016
AZL International Index Fund	$1,727,631	$43,305,012	$55,890,176

During the year ended December 31, 2009, the Fund utilized $871,944 capital loss carry forwards to offset capital gains.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $46,708 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2010.

As of the latest tax year end December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Appreciation(a)	(Deficit)
AZL International Index Fund	$5,286,299	$5,286,299	$(100,969,527)	$20,732,675	$(74,950,553)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

28

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

29

Allianz Funds

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL® Invesco International Equity Fund
(formerly AZL® AIM International Equity Fund)
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Invesco International Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Invesco International Equity Fund	$1,000.00	$911.80	$5.45	1.15%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Invesco International Equity Fund	$1,000.00	$1,019.09	$5.76	1.15%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Invesco International Equity Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
Aerospace & Defense	1.5%
Air Freight & Logistics	1.1
Auto Components	2.6
Automobiles	2.5
Beverages	2.0
Biotechnology	0.9
Capital Markets	0.9
Chemicals	1.6
Commercial Banks	6.8
Distributors	0.7
Diversified Telecommunication Services	2.0
Electrical Equipment	0.6
Electronic Equipment, Instruments & Components	4.3
Energy Equipment & Services	0.4
Food & Staples Retailing	3.2
Food Products	4.1
Health Care Equipment & Supplies	2.7
Health Care Providers & Services	1.0
Hotels, Restaurants & Leisure	1.6
Household Products	1.8
Independent Power Producers & Energy Traders	1.3
Industrial Conglomerates	2.6
Insurance	2.2
Internet Software & Services	0.8
IT Services	1.4
Life Sciences Tools & Services	0.0
Machinery	2.2
Media	4.1
Metals & Mining	1.6
Multi-Utilities	1.4
Multiline Retail	0.9
Office Electronics	0.3
Oil, Gas & Consumable Fuels	8.4
Pharmaceuticals	10.5
Professional Services	0.6
Road & Rail	0.7
Semiconductors & Semiconductor Equipment	1.9
Software	0.7
Specialty Retail	1.1
Textiles, Apparel & Luxury Goods	2.2
Tobacco	3.2
Trading Companies & Distributors	0.4
Wireless Telecommunication Services	4.4
Warrants	0.0
Life Sciences Tools & Services	0.0
Pharmaceuticals	0.0
Investment Companies	4.1

99.3%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (95.2%):
Aerospace & Defense (1.5%):
692,853	Bombardier, Inc., Class B	$3,150,811
355,870	Finmeccanica SpA	3,692,465

		6,843,276

Air Freight & Logistics (1.1%):
196,330	TNT NV	4,947,758
48,221	Toll Holdings, Ltd.	220,134

		5,167,892

Auto Components (2.6%):
134,100	DENSO Corp.	3,708,218
48,246	Hyundai Mobis Co., Ltd.	8,081,168

		11,789,386

Automobiles (2.5%):
149,354	Bayerische Motoren Werke AG (BMW)	7,237,544
122,000	Toyota Motor Corp.	4,196,215

		11,433,759

Beverages (2.0%):
178,493	Anheuser-Busch InBev NV	8,572,703
8,079	Fomento Economico Mexicano, SAB de C.V., SP ADR	348,609

		8,921,312

Biotechnology (0.9%):
145,990	CSL, Ltd.	3,980,452
31,550	Marshall Edwards, Inc.*	39,438

		4,019,890

Capital Markets (0.9%):
101,170	Julius Baer Group, Ltd.	2,881,329
287,960	Tullet Prebon plc	1,351,326

		4,232,655

Chemicals (1.6%):
30,797	Syngenta AG	7,113,933

Commercial Banks (6.8%):
825,327	Akbank T.A.S.	3,942,131
293,975	Banco Bradesco SA, SP ADR	4,662,443
94,189	BNP Paribas, Inc.	5,028,563
8,126,000	Industrial & Commercial Bank of China	5,900,748
1,768,739	UniCredit SpA	3,925,605
546,000	United Overseas Bank, Ltd.	7,586,708

		31,046,198

Distributors (0.7%):
692,000	Li & Fung, Ltd.	3,097,954

Diversified Telecommunication Services (2.0%):
344,561	Koninklijke KPN NV	4,399,120
117,087	Telefonica SA	2,161,928
170,242	VimpelCom, Ltd., SP ADR*	2,754,515

		9,315,563

Electrical Equipment (0.6%):
52,484	Bharat Heavy Electricals, Ltd.	2,764,813

Electronic Equipment, Instruments & Components (4.3%):
1,070,000	Hon Hai Precision Industry Co., Ltd.*	3,760,135
179,200	HOYA Corp.	3,805,764
19,469	Keyence Corp.	4,479,382
91,300	Nidec Corp.	7,648,038

		19,693,319

Energy Equipment & Services (0.4%):
216,261	Petroleum Geo-Services*	1,805,923

Food & Staples Retailing (3.2%):
408,923	Koninklijke Ahold NV	5,063,603
1,110,791	Tesco plc	6,253,434
134,757	Woolworths, Ltd.	3,053,981

		14,371,018

Food Products (4.1%):
21,324	Aryzta AG	818,537
80,088	Danone SA	4,276,343
193,422	Nestle SA	9,335,638
165,941	Unilever plc	4,421,931

		18,852,449

Health Care Equipment & Supplies (2.7%):
100,414	Cochlear, Ltd.	6,253,145
50,500	DiaSorin SpA	1,842,685
228,736	Smith & Nephew plc	2,153,286
17,521	Synthes, Inc.	2,015,360

		12,264,476

Health Care Providers & Services (1.0%):
85,935	Fresenius Medical Care AG & Co. KGaA	4,649,546

Hotels, Restaurants & Leisure (1.6%):
976,027	Compass Group plc	7,404,108

Household Products (1.8%):
177,738	Reckitt Benckiser Group plc	8,220,441

Independent Power Producers & Energy Traders (1.3%):
1,340,456	International Power plc	5,937,965

Industrial Conglomerates (2.6%):
848,000	Hutchison Whampoa, Ltd.	5,235,867
207,800	K-Green Trust*	155,962
1,039,000	Keppel Corp., Ltd.	6,261,847

		11,653,676

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Insurance (2.2%):
174,381	AXA SA	$2,644,325
10,379	Fairfax Financial Holdings, Ltd.	3,802,090
223,102	QBE Insurance Group, Ltd.	3,394,239

		9,840,654

Internet Software & Services (0.8%):
23,355	NHN Corp.*	3,476,207

IT Services (1.4%):
107,110	Infosys Technologies, Ltd.	6,401,734

Life Sciences Tools & Services (0.0%):
376,113	Art Advanced Research Technologies, Inc.*+	—
2,423,947	Tyrian Diagnostics, Ltd.*	18,067

		18,067

Machinery (2.2%):
151,028	Aalberts Industries NV	1,946,724
45,800	Fanuc, Ltd.	5,139,176
163,200	Komatsu, Ltd.	2,949,535

		10,035,435

Media (4.1%):
91,301	Eutelsat Communications	3,049,876
220,830	Grupo Televisa SA, SP ADR	3,844,650
752,434	Informa plc	3,959,399
528,432	Reed Elsevier plc	3,900,519
414,590	WPP plc	3,898,184

		18,652,628

Metals & Mining (1.6%):
236,349	BHP Billiton, Ltd.	7,348,261

Multi-Utilities (1.4%):
1,456,277	Centrica plc	6,412,017

Multiline Retail (0.9%):
132,195	Next plc	3,911,409

Office Electronics (0.3%):
35,650	Canon, Inc.	1,329,367

Oil, Gas & Consumable Fuels (8.4%):
357,510	BG Group plc	5,291,538
114,502	Canadian Natural Resources, Ltd.	3,800,954
146,145	Cenovus Energy, Inc.	3,762,448
109,530	EnCana Corp.	3,317,906
233,388	OAO Gazprom, Registered shares	4,389,665
47,893	OAO Gazprom, SP ADR	900,867
148,733	Petroleo Brasileiro SA, SP ADR, Class A	4,432,243
134,166	Suncor Energy, Inc.	3,949,470
213,350	Talisman Energy, Inc.	3,227,412
111,929	Total SA	4,980,745

		38,053,248

Pharmaceuticals (10.5%):
112,397	Bayer AG	6,256,814
92,939	Novartis AG, Registered Shares	4,510,534
85,613	Novo Nordisk A/S, B Shares	6,907,108
75,888	Roche Holding AG	10,424,599
416,883	Shire plc	8,472,494
212,766	Teva Pharmaceutical Industries, Ltd., SP ADR	11,061,705

		47,633,254

Professional Services (0.6%):
263,151	Capita Group plc	2,886,789

Road & Rail (0.7%):
55,030	Canadian National Railway Co.	3,154,543

Semiconductors & Semiconductor Equipment (1.9%):
212,000	MediaTek, Inc.	2,958,472
584,650	Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	5,706,184

		8,664,656

Software (0.7%):
73,917	SAP AG	3,280,151

Specialty Retail (1.1%):
531,497	Esprit Holdings, Ltd.	2,866,450
721,725	Kingfisher plc	2,239,475

		5,105,925

Textiles, Apparel & Luxury Goods (2.2%):
106,146	Adidas AG	5,135,684
18,934	Puma AG	5,079,012

		10,214,696

Tobacco (3.2%):
180,051	British American Tobacco plc	5,700,505
324,950	Imperial Tobacco Group plc	9,059,119

		14,759,624

Trading Companies & Distributors (0.4%):
184,629	Bunzl plc	1,840,932

Wireless Telecommunication Services (4.4%):
181,301	America Movil, SAB de C.V., SP ADR, Series L	8,611,797
101,460	Philippine Long Distance Telephone Co.	5,205,768

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Wireless Telecommunication Services, continued

3,096,590	Vodafone Group plc	$6,415,949

		20,233,514

Total Common Stocks (Cost $439,335,726)		433,852,663

Warrants (0.0%):
Life Sciences Tools & Services (0.0%):
636,800	Tyrian Diagnostics, Ltd.*	180

Pharmaceuticals (0.0%):
48,545	Marshall Edwards, Inc., Private Equity*(a)	—
10,000	Marshall Edwards, Inc., Private Equity*(a)	—

		—

Total Warrants (Cost $ — )		180

Investment Companies (4.1%):
18,804,335	Dreyfus Treasury Prime Cash Management, 0.00%(b)	18,804,335

Total Investment Companies (Cost $18,804,335)		18,804,335

Total Investment Securities (Cost $458,140,061)(c) — 99.3%		452,657,178
Net other assets (liabilities) — 0.7%		3,095,782

Net Assets — 100.0%		$455,752,960

Percentages indicated are based on net assets as of June 30, 2010.

ADR—American Depository Receipt

plc—Public Liability Company

+	Security in Bankruptcy. Security is fair valued, represents 0.00% of fund’s net assets.

*	Non-income producing security.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2010, these securities represent 0.00% of the net assets of the Fund.

(b)	The rate represents the effective yield at June 30, 2010.

(c)	Cost for federal income tax purposes is $470,177,778. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$26,056,451
Unrealized depreciation	(43,577,051)

Net unrealized depreciation	$(17,520,600)

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2010:

Country	Percentage
Australia	5.4%
Belgium	1.9%
Brazil	2.0%
Canada	6.2%
Denmark	1.5%
France	4.4%
Germany	7.0%
Hong Kong	3.8%
India	2.0%
Israel	2.4%
Italy	2.1%
Japan	7.4%
Mexico	2.8%
Netherlands	3.6%
Norway	0.4%
Philippines	1.2%
South Korea	2.6%
Russian Federation	1.2%
Singapore	3.1%
Spain	0.5%
Switzerland	8.2%
Taiwan	2.7%
Turkey	0.9%
United Kingdom	21.9%
United States	4.8%

100.0%

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL Invesco
International
Equity Fund

Assets:
Investment securities, at cost	$458,140,061

Investment securities, at value	$452,657,178
Dividends receivable	713,838
Foreign currency, at value (cost $1,910,007)	1,897,099
Receivable for capital shares issued	180,858
Receivable for investments sold	1,849,523
Reclaims receivable	789,908
Prepaid expenses	2,190

Total Assets	458,090,594

Liabilities:
Payable for investments purchased	1,281,924
Payable for capital shares redeemed	551,412
Manager fees payable	297,566
Administration fees payable	24,138
Distribution fees payable	96,449
Custodian fees payable	45,344
Administrative and compliance services fees payable	2,425
Trustee fees payable	7,272
Other accrued liabilities	31,104

Total Liabilities	2,337,634

Net Assets	$455,752,960

Net Assets Consist of:
Capital	$514,399,838
Accumulated net investment income/(loss)	6,215,935
Accumulated net realized gains/(losses) from investment transactions	(59,384,115)
Net unrealized appreciation/(depreciation) on investments	(5,478,698)

Net Assets	$455,752,960

Shares of beneficial interest (unlimited number of shares authorized, no par value)	36,732,862
Net Asset Value (offering and redemption price per share)	$12.41

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Statement of Operations
For the Six Months Ended June 30, 2010
(Unaudited)

AZL Invesco
International
Equity Fund

Investment Income:
Dividends	$6,976,253
Foreign withholding tax	(583,689)

Total Investment Income	6,392,564

Expenses:
Manager fees	1,898,608
Administration fees	104,370
Distribution fees	527,391
Custodian fees	90,025
Administrative and compliance services fees	4,568
Trustees’ fees	14,224
Professional fees	24,971
Shareholder reports	22,198
Other expenses	8,554

Total expenses before reductions	2,694,909
Less expenses voluntarily waived/reimbursed by the Manager	(266,846)
Less expenses paid indirectly	(2,018)

Net expenses	2,426,045

Net Investment Income/(Loss)	3,966,519

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	3,586,971
Net realized gains/(losses) on futures transactions	(321,986)
Change in unrealized appreciation/(depreciation) on investments	(53,893,326)

Net Realized/Unrealized Gains/(Losses) on Investments	(50,628,341)

Change in Net Assets Resulting From Operations	$(46,661,822)

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Statements of Changes in Net Assets

	AZL Invesco
	International Equity Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2010	2009
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$3,966,519	$2,554,719
Net realized gains/(losses) on investment transactions	3,264,985	(10,875,868)
Change in unrealized appreciation/(depreciation) on investments	(53,893,326)	76,273,871

Change in net assets resulting from operations	(46,661,822)	67,952,722

Dividends to Shareholders:
From net investment income	—	(4,047,356)

Change in net assets resulting from dividends to shareholders	—	(4,047,356)

Capital Transactions:
Proceeds from shares issued	143,221,402	46,169,625
Proceeds from shares issued in merger	—	150,474,944
Proceeds from dividends reinvested	—	4,047,356
Value of shares redeemed	(46,036,635)	(36,113,766)

Change in net assets resulting from capital transactions	97,184,767	164,578,159

Change in net assets	50,522,945	228,483,525
Net Assets:
Beginning of period	405,230,015	176,746,490

End of period	$455,752,960	$405,230,015

Accumulated net investment income/(loss)	$6,215,935	$2,249,416

Share Transactions:
Shares issued	10,497,261	4,193,105
Shares issued in merger	—	11,398,678
Dividends reinvested	—	313,749
Shares redeemed	(3,533,849)	(3,274,476)

Change in shares	6,963,412	12,631,056

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended December 31,
	June 30, 2010	2009		2008	2007	2006	2005
	(Unaudited)

Net Asset Value, Beginning of Period	$13.61	$10.31		$19.95	$18.27	$14.57	$12.64

Investment Activities:
Net Investment Income/(Loss)	0.09	0.08		0.28	0.13	0.05	0.02
Net Realized and Unrealized Gains/(Losses) on Investments	(1.29)	3.45		(8.16)	2.51	3.86	2.04

Total from Investment Activities	(1.20)	3.53		(7.88)	2.64	3.91	2.06

Dividends to Shareholders From:
Net Investment Income	—	(0.23)		(0.08)	(0.11)	(0.03)	(0.03)
Net Realized Gains	—	—		(1.68)	(0.85)	(0.18)	(0.10)

Total Dividends	—	(0.23)		(1.76)	(0.96)	(0.21)	(0.13)

Net Asset Value, End of Period	$12.41	$13.61		$10.31	$19.95	$18.27	$14.57

Total Return(a) (b)	(8.82)%	34.33%		(41.51)%	14.62%	27.04%	16.36%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$455,753	$405,230		$176,746	$373,047	$317,614	$169,997
Net Investment Income/(Loss)(c)	1.88%	1.09%		1.66%	0.61%	0.44%	0.52%
Expenses Before Reductions(c) (d)	1.28%	1.32%		1.37%	1.35%	1.45%	1.50%
Expenses Net of Reductions(c)	1.15%	1.28%		1.37%	1.35%	1.45%	1.43%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (e)	1.15%	1.28%		1.37%	1.35%	1.45%	1.45%
Portfolio Turnover Rate(b)	21.17%	34.63	%(f)	43.70%	41.62%	47.75%	34.54%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(f)	Costs of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after a fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 77.09%.

10

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). These Notes to the Financial Statements are for the AZL Invesco International Equity Fund (the “Fund”). The Trust consists of 31 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco International Equity Fund (formerly AZL AIM International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund (formerly AZL Van Kampen Global Real Estate Fund)
•	AZL Morgan Stanley International Equity Fund (formerly AZL Van Kampen International Equity Fund)
•	AZL Morgan Stanley Mid Cap Growth Fund (formerly AZL Van Kampen Mid Cap Growth Fund)
•	AZL NACM International Growth Fund
•	AZL NFJ International Value Fund
•	AZL OCC Growth Fund
•	AZL OCC Opportunity Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Growth and Income Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. During the period ended June 30, 2010, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

The following is a description of the derivative instruments utilized by the Fund, including the primary risk exposure related to each instrument type.

Foreign Currency Exchange Contracts

The Fund enters into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. As of June 30, 2010, the Fund did not have any outstanding foreign currency exchange contracts. The monthly average amount for these contracts was $0.6 million for the period ended June 30, 2010.

Futures Contracts

The Fund may enter into futures contracts. The Fund uses futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. During the period ended June 30, 2010, the Fund had limited activity in these transactions.

Summary of Derivative Instruments

There were no open derivative positions as of June 30, 2010.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

The following is a summary of the effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2010:

Change in Unrealized
Appreciation
	Location of Gain (Loss)	Realized Gain (Loss)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Equity Contracts	Net realized gains/(losses) on futures transactions	$(321,986)	$—

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement between the Manager and Invesco Advisers, Inc. (“Invesco”), Invesco provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. The annual expense limit of the Fund is 1.45%.

For the period ended June 30, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Invesco International Equity Fund	0.90%	1.45%

*	The Manager voluntarily reduced the management fee to 0.80% on the first $200 million of assets and 0.75% on assets above $200 million. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated in effect limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion,

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $6,488 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features,

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Exchanged traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Common Stocks:
Aerospace & Defense	$3,150,811	$3,692,465	$6,843,276
Beverages	348,609	8,572,703	8,921,312
Biotechnology	39,438	3,980,452	4,019,890
Commercial Banks	4,662,443	26,383,755	31,046,198
Diversified Telecommunication Services	2,754,516	6,561,047	9,315,563
Industrial Conglomerates	155,962	11,497,714	11,653,676
Insurance	3,802,090	6,038,564	9,840,654
Media	3,844,650	14,807,978	18,652,628
Oil, Gas & Consumable Fuels	23,391,301	14,661,947	38,053,248
Pharmaceuticals	11,061,705	36,571,549	47,633,254
Road & Rail	3,154,543	—	3,154,543
Semiconductors & Semiconductor Equipment	5,706,184	2,958,472	8,664,656
Wireless Telecommunication Services	8,611,798	11,621,716	20,233,514
All Other Common Stocks+	—	215,820,251	215,820,251
Warrants	—	180	180
Investment Companies	18,804,335	—	18,804,335

Total Investment Securities	$89,488,385	$363,168,793	$452,657,178

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Invesco International Equity Fund	$102,528,827	$82,617,999

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At June 30, 2010, the Fund held restricted securities representing 0.0% of net assets all of which have been deemed illiquid. The restricted illiquid securities held as of June 30, 2010 are identified below:

			Shares or
	Acquisition	Acquisition	Principal	Fair
Security	Date	Cost	Amount	Value
Marshall Edwards, Inc., Private Equity	7/7/06	$—	48,545	$—
Marshall Edwards, Inc., Private Equity	8/3/07	—	10,000	—

7. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of the latest tax year end December 31, 2009, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the U.S. Treasury regulations.

	Expires	Expires	Expires
	12/31/2014	12/31/2015	12/31/2016
AZL Invesco International Equity Fund	$13,206,428	$24,015,904	$14,096,888

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $795,160 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2010.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2009 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Invesco International Equity Fund	$4,047,356	$—	$4,047,356

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

As of the latest tax year end December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Appreciation(b)	(Deficit)
AZL Invesco International Equity Fund	$2,453,843	$2,453,843	$(52,114,380)	$37,675,481	$(11,985,056)

(b)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

19

Allianz Funds

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL® JPMorgan U.S. Equity Fund
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL JPMorgan U.S. Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs or investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL JPMorgan U.S. Equity Fund	$1,000.00	$918.40	$5.18	1.09%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL JPMorgan U.S. Equity Fund	$1,000.00	$1,019.39	$5.46	1.09%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL JPMorgan U.S. Equity Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
Aerospace & Defense	2.9%
Auto Components	1.2
Beverages	1.9
Biotechnology	1.4
Capital Markets	2.8
Chemicals	2.0
Commercial Banks	4.0
Communications Equipment	3.7
Computers & Peripherals	8.8
Consumer Finance	0.5
Diversified Consumer Services	0.3
Diversified Financial Services	3.4
Diversified Telecommunication Services	2.4
Electric Utilities	1.8
Electronic Equipment, Instruments & Components	1.9
Energy Equipment & Services	1.7
Food & Staples Retailing	2.5
Food Products	0.8
Health Care Equipment & Supplies	0.6
Health Care Providers & Services	2.5
Hotels, Restaurants & Leisure	2.7
Household Durables	0.5
Household Products	2.6
Independent Power Producers & Energy Traders	0.0
Industrial Conglomerates	1.1
Insurance	2.5
Internet & Catalog Retail	0.5
Internet Software & Services	1.1
IT Services	1.3
Life Sciences Tools & Services	0.2
Machinery	2.4
Media	4.8
Metals & Mining	1.5
Multi-Utilities	1.3
Multiline Retail	0.7
Oil, Gas & Consumable Fuels	8.8
Personal Products	0.1
Pharmaceuticals	5.9
Real Estate Investment Trusts (REITs)	0.3
Road & Rail	2.0
Semiconductors & Semiconductor Equipment	2.4
Software	3.6
Specialty Retail	2.0
Textiles, Apparel & Luxury Goods	0.5
Tobacco	1.4
Water Utilities	0.3
Wireless Telecommunication Services	0.7
U.S. Treasury Obligation	0.1
Investment Companies	1.3

99.7%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.3%):
Aerospace & Defense (2.9%):
71,974	Honeywell International, Inc.	$2,809,145
69,023	United Technologies Corp.	4,480,283

		7,289,428

Auto Components (1.2%):
110,646	Johnson Controls, Inc.	2,973,058

Beverages (1.9%):
81,239	Coca-Cola Co. (The)	4,071,699
12,451	PepsiCo, Inc.	758,888

		4,830,587

Biotechnology (1.4%):
3,403	Alexion Pharmaceuticals, Inc.*	174,200
23,540	Biogen, Inc.*	1,116,973
44,126	Celgene Corp.*	2,242,483

		3,533,656

Capital Markets (2.8%):
1,409	Franklin Resources, Inc.	121,442
22,685	Goldman Sachs Group, Inc.	2,977,860
27,984	Invesco, Ltd.	470,971
7,200	Janus Capital Group, Inc.	63,936
71,495	Morgan Stanley	1,659,399
19,021	State Street Corp.	643,290
2,648	T. Rowe Price Group, Inc.	117,545
54,305	TD AMERITRADE Holding Corp.*	830,866

		6,885,309

Chemicals (2.0%):
30,607	Dow Chemical Co. (The)	725,998
103,138	E.I. du Pont de Nemours & Co.	3,567,544
15,269	Monsanto Co.	705,733

		4,999,275

Commercial Banks (4.0%):
46,363	BB&T Corp.	1,219,810
6,747	SVB Financial Group*	278,179
10,613	TCF Financial Corp.	176,282
96,594	U.S. Bancorp	2,158,876
238,152	Wells Fargo & Co.	6,096,691

		9,929,838

Communications Equipment (3.7%):
259,429	Cisco Systems, Inc.*	5,528,432
82,214	Juniper Networks, Inc.*	1,876,124
53,168	QUALCOMM, Inc.	1,746,037

		9,150,593

Computers & Peripherals (8.8%):
30,046	Apple Computer, Inc.*	7,557,470
29,596	Dell, Inc.*	356,928
27,861	EMC Corp.*	509,856
162,368	Hewlett-Packard Co.	7,027,287
50,120	International Business Machines Corp.	6,188,818
6,511	SanDisk Corp.*	273,918

		21,914,277

Consumer Finance (0.5%):
25,874	American Express Co.	1,027,198
6,786	Capital One Financial Corp.	273,476

		1,300,674

Diversified Consumer Services (0.3%):
15,406	Apollo Group, Inc., Class A*	654,293

Diversified Financial Services (3.4%):
327,736	Bank of America Corp.	4,709,566
735,825	Citigroup, Inc.*	2,766,702
3,530	CME Group, Inc.	993,872

		8,470,140

Diversified Telecommunication Services (2.4%):
126,425	AT&T, Inc.	3,058,220
103,838	Verizon Communications, Inc.	2,909,541

		5,967,761

Electric Utilities (1.8%):
32,621	Edison International	1,034,738
9,225	Entergy Corp.	660,695
17,762	Exelon Corp.	674,423
25,985	NextEra Energy, Inc.	1,267,029
68,024	NV Energy, Inc.	803,363

		4,440,248

Electronic Equipment, Instruments & Components (1.3%):
120,601	Corning, Inc.	1,947,706
37,787	Tyco International, Ltd.	1,331,236

		3,278,942

Energy Equipment & Services (1.7%):
4,600	Baker Hughes, Inc.	191,222
10,425	Cameron International Corp.*	339,021
38,412	Halliburton Co.	943,014
26,795	Nabors Industries, Ltd.*	472,128
42,509	Schlumberger, Ltd.	2,352,448

		4,297,833

Food & Staples Retailing (2.5%):
37,434	CVS Caremark Corp.	1,097,565
45,753	Kroger Co. (The)	900,877
92,388	SYSCO Corp.	2,639,525
24,450	Wal-Mart Stores, Inc.	1,175,311
10,695	Walgreen Co.	285,557

		6,098,835

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Food Products (0.8%):
42,094	General Mills, Inc.	$1,495,179
18,195	Kraft Foods, Inc., Class A	509,460

		2,004,639

Health Care Equipment & Supplies (0.6%):
19,867	Boston Scientific Corp.*	115,229
35,839	Covidien plc	1,440,011

		1,555,240

Health Care Providers & Services (2.5%):
29,624	Aetna, Inc.	781,481
58,716	Cardinal Health, Inc.	1,973,445
7,239	McKesson HBOC, Inc.	486,171
26,731	Medco Health Solutions, Inc.*	1,472,344
12,896	UnitedHealth Group, Inc.	366,246
20,949	WellPoint, Inc.*	1,025,035

		6,104,722

Hotels, Restaurants & Leisure (2.7%):
65,817	Carnival Corp.	1,990,306
11,960	Darden Restaurants, Inc.	464,646
50,710	International Game Technology	796,147
10,819	Starwood Hotels & Resorts Worldwide, Inc.	448,231
74,020	Yum! Brands, Inc.	2,889,741

		6,589,071

Household Durables (0.5%):
6,665	KB Home	73,315
32,535	Lennar Corp.	452,562
39,798	Toll Brothers, Inc.*	651,095

		1,176,972

Household Products (2.6%):
15,815	Kimberly-Clark Corp.	958,863
93,454	Procter & Gamble Co. (The)	5,605,371

		6,564,234

Independent Power Producers & Energy Traders (0.0%):
3,671	Constellation Energy Group, Inc.	118,390

Industrial Conglomerates (1.1%):
154,137	General Electric Co.	2,222,655
27,378	Textron, Inc.	464,605

		2,687,260

Insurance (3.1%):
27,102	ACE, Ltd.	1,395,211
26,320	Berkshire Hathaway, Inc., Class B*	2,097,441
29,795	MetLife, Inc.	1,125,059
22,188	Prudential Financial, Inc.	1,190,608
27,026	RenaissanceRe Holdings, Ltd.	1,520,753
16,756	XL Capital, Ltd., Class A	268,264

		7,597,336

Internet & Catalog Retail (0.5%):
7,966	Amazon.com, Inc.*	870,365
17,172	Expedia, Inc.	322,490

		1,192,855

Internet Software & Services (1.1%):
6,081	Google, Inc., Class A*	2,705,741

IT Services (1.3%):
24,450	Cognizant Technology Solutions Corp., Class A*	1,223,967
10,622	Genpact, Ltd.*	164,960
6,790	MasterCard, Inc., Class A	1,354,809
5,147	Visa, Inc., Class A	364,150

		3,107,886

Life Sciences Tools & Services (0.2%):
10,737	Thermo Fisher Scientific, Inc.*	526,650

Machinery (2.4%):
48,488	Deere & Co.	2,699,812
44,593	PACCAR, Inc.	1,777,923
25,277	Parker Hannifin Corp.	1,401,862

		5,879,597

Media (4.8%):
78,367	Comcast Corp., Class A	1,361,235
20,457	DIRECTV Group, Inc. (The), Class A*	693,901
79,862	Gannett Co., Inc.	1,074,943
155,535	Time Warner, Inc.	4,496,517
136,510	Walt Disney Co. (The)	4,300,065

		11,926,661

Metals & Mining (1.5%):
64,819	Freeport-McMoRan Copper & Gold, Inc., Class B	3,832,747

Multi-Utilities (1.3%):
68,197	Public Service Enterprise Group, Inc.	2,136,612
8,852	SCANA Corp.	316,548
31,374	Xcel Energy, Inc.	646,618

		3,099,778

Multiline Retail (0.7%):
9,461	J.C. Penney Co., Inc.	203,222
13,809	Kohl’s Corp.*	655,927
19,710	Target Corp.	969,141

		1,828,290

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Oil, Gas & Consumable Fuels (8.8%):
10,099	Anadarko Petroleum Corp.	$364,473
25,307	Apache Corp.	2,130,596
33,526	Chevron Corp.	2,275,074
42,645	ConocoPhillips	2,093,443
19,766	Devon Energy Corp.	1,204,145
3,355	Ensco plc, SP ADR	131,784
24,437	EOG Resources, Inc.	2,403,868
105,641	Exxon Mobil Corp.	6,028,932
6,239	Noble Energy, Inc.	376,399
55,166	Occidental Petroleum Corp.	4,256,057
11,055	Southwestern Energy Co.*	427,165
2,970	Ultra Petroleum Corp.*	131,423

		21,823,359

Personal Products (0.1%):
10,941	Avon Products, Inc.	289,936

Pharmaceuticals (5.9%):
106,086	Abbott Laboratories	4,962,703
153,991	Merck & Co., Inc.	5,385,065
304,814	Pfizer, Inc.	4,346,648

		14,694,416

Real Estate Investment Trusts (REITs) (0.3%):
5,965	Apartment Investment & Management Co., Class A	115,542
3,777	Public Storage, Inc.	332,036
3,383	Simon Property Group, Inc.	273,177

		720,755

Road & Rail (2.0%):
71,146	Norfolk Southern Corp.	3,774,295
18,007	Union Pacific Corp.	1,251,667

		5,025,962

Semiconductors & Semiconductor Equipment (2.4%):
37,551	Analog Devices, Inc.	1,046,171
72,131	Applied Materials, Inc.	867,015
23,309	Broadcom Corp., Class A	768,498
71,403	Intersil Corp., Class A	864,690
101,538	LSI Logic Corp.*	467,075
44,081	Marvell Technology Group, Ltd.*	694,716
22,168	Novellus Systems, Inc.*	562,180
26,968	Xilinx, Inc.	681,212

		5,951,557

Software (3.6%):
297,183	Microsoft Corp.	6,838,181
96,719	Oracle Corp.	2,075,589

		8,913,770

Specialty Retail (2.0%):
3,318	AutoZone, Inc.*	641,104
12,117	GameStop Corp., Class A*	227,678

Shares or
Principal		Fair
Amount		Value
94,437	Lowe’s Cos., Inc.	$1,928,404
108,537	Staples, Inc.	2,067,630

		4,864,816

Textiles, Apparel & Luxury Goods (0.5%):
3,265	Coach, Inc.	119,336
14,320	V.F. Corp.	1,019,297

		1,138,633

Tobacco (1.4%):
26,072	Altria Group, Inc.	522,483
63,476	Philip Morris International, Inc.	2,909,740

		3,432,223

Water Utilities (0.3%):
35,707	American Water Works Co., Inc.	735,564

Wireless Telecommunication Services (0.7%):
8,783	American Tower Corp., Class A*	390,844
301,606	Sprint Nextel Corp.*	1,278,809

		1,669,653

Total Common Stocks (Cost $234,652,439)		243,773,460

U.S. Treasury Obligation (0.1%):
$130,000	U.S. Treasury Notes, 1.13%, 6/30/11(a)	130,939

Total U.S. Treasury Obligations (Cost $130,954)		130,939

Investment Companies (1.3%):
3,276,136	Dreyfus Treasury Prime Cash Management, 0.00%(b)	3,276,136

Total Investment Companies (Cost $3,276,136)		3,276,136

Total Investment Securities (Cost $238,059,529)(c) — 99.7%		247,180,535
Net other assets (liabilities) — 0.3%		755,785

Net Assets — 100.0%		$247,936,320

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

Percentages indicated are based on net assets as of June 30, 2010.

ADR—American Depository Receipt

plc—Public Liability Company

REIT—Real Estate Investment Trust

*	Non-income producing security.

(a)	All or portion of the investment securities are segregated as collateral for futures contracts. The fair value of these securities are $130,939.

(b)	The rate represents the effective yield at June 30, 2010.

(c)	Cost for federal income tax purposes is $245,209,468. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$17,915,799
Unrealized depreciation	(15,944,732)

Net unrealized appreciation	$1,971,067

Futures Contracts

Securities with an aggregate fair value of $130,939 have been segregated with the custodian to cover margin requirements for the following open contracts as of June 30, 2010:

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)

S&P 500 Index September Futures	Long	9/10	47	$2,447,188	$(34,678)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2010:

Country	Percentage
Bermuda	1.1%
Canada	0.1%
Cayman Islands	0.1%
Ireland	0.6%
Netherlands	1.0%
Panama	0.8%
Switzerland	1.1%
United Kingdom	0.1%
United States	95.1%

100.0%

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL
JPMorgan
U.S. Equity
Fund

Assets:
Investment securities, at cost	$238,059,529

Investment securities, at value	$247,180,535
Interest and dividends receivable	364,077
Receivable for capital shares issued	147,506
Receivable for investments sold	2,264,132
Prepaid expenses	1,887

Total Assets	249,958,137

Liabilities:
Payable for investments purchased	1,560,366
Payable for capital shares redeemed	160,494
Payable for variation margin on futures contracts	9,713
Manager fees payable	161,243
Administration fees payable	13,806
Distribution fees payable	53,748
Custodian fees payable	8,455
Administrative and compliance services fees payable	3,195
Trustee fees payable	9,474
Other accrued liabilities	41,323

Total Liabilities	2,021,817

Net Assets	$247,936,320

Net Assets Consist of:
Capital	$452,071,321
Accumulated net investment income/(loss)	2,715,351
Accumulated net realized gains/(losses) from investment transactions	(215,936,680)
Net unrealized appreciation/(depreciation) on investments	9,086,328

Net Assets	$247,936,320

Shares of beneficial interest (unlimited number of shares authorized, no par value)	31,906,686
Net Asset Value (offering and redemption price per share)	$7.77

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Statement of Operations
For the Six Months Ended June 30, 2010
(Unaudited)

AZL
JPMorgan
U.S. Equity
Fund

Investment Income:
Interest	$1,248
Dividends	2,670,020
Foreign withholding tax	(410)

Total Investment Income	2,670,858

Expenses:
Manager fees	1,174,458
Administration fees	67,436
Distribution fees	367,017
Custodian fees	9,224
Administrative and compliance services fees	3,274
Trustees’ fees	10,301
Professional fees	18,399
Shareholder reports	15,583
Other expenses	6,091

Total expenses before reductions	1,671,783
Less expenses voluntarily waived/reimbursed by the Manager	(73,406)
Less expenses paid indirectly	(2,794)

Net expenses	1,595,583

Net Investment Income/(Loss)	1,075,275

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	30,317,756
Net realized gains/(losses) on futures transactions	342,953
Change in unrealized appreciation/(depreciation) on investments	(51,950,126)

Net Realized/Unrealized Gains/(Losses) on Investments	(21,289,417)

Change in Net Assets Resulting From Operations	$(20,214,142)

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Statements of Changes in Net Assets

	AZL JPMorgan
	U.S. Equity Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2010	2009
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,075,275	$1,639,939
Net realized gains/(losses) on investment transactions	30,660,709	(14,701,187)
Change in unrealized appreciation/(depreciation) on investments	(51,950,126)	70,579,398

Change in net assets resulting from operations	(20,214,142)	57,518,150

Dividends to Shareholders:
From net investment income	—	(773,175)

Change in net assets resulting from dividends to shareholders	—	(773,175)

Capital Transactions:
Proceeds from shares issued	28,198,210	141,305,110
Proceeds from shares issued in merger	—	67,411,149
Proceeds from dividends reinvested	—	773,175
Value of shares redeemed	(61,159,216)	(28,325,817)

Change in net assets resulting from capital transactions	(32,961,006)	181,163,617

Change in net assets	(53,175,148)	237,908,592
Net Assets:
Beginning of period	301,111,468	63,202,876

End of period	$247,936,320	$301,111,468

Accumulated net investment income/(loss)	$2,715,351	$1,640,076

Share Transactions:
Shares issued	3,264,946	21,319,619
Shares issued in merger	—	8,278,488
Dividends reinvested	—	98,368
Shares redeemed	(6,967,014)	(4,047,487)

Change in shares	(3,702,068)	25,648,988

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended December 31,
	June 30, 2010	2009	2008	2007		2006	2005
	(Unaudited)

Net Asset Value, Beginning of Period	$8.46	$6.35	$12.42	$12.68		$11.36	$10.79

Investment Activities:
Net Investment Income/(Loss)	0.04	— (a)	0.10	0.09		0.06	0.07
Net Realized and Unrealized Gains/(Losses) on Investments	(0.73)	2.14	(4.51)	0.41		1.57	0.51

Total from Investment Activities	(0.69)	2.14	(4.41)	0.50		1.63	0.58

Dividends to Shareholders From:
Net Investment Income	—	(0.03)	(0.11)	(0.07)		(0.06)	—
Net Realized Gains	—	—	(1.55)	(0.69)		(0.25)	(0.01)

Total Dividends	—	(0.03)	(1.66)	(0.76)		(0.31)	(0.01)

Net Asset Value, End of Period	$7.77	$8.46	$6.35	$12.42		$12.68	$11.36

Total Return(b) (c)	(8.16)%	33.71%	(38.68)%	3.80	%(d)	14.59%	5.45%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$247,936	$301,111	$63,203	$139,593		$129,416	$99,016
Net Investment Income/(Loss)(e)	0.73%	0.97%	0.79%	0.72%		0.66%	0.70%
Expenses Before Reductions(e) (f)	1.14%	1.20%	1.30%	1.25%		1.22%	1.28%
Expenses Net of Reductions(e)	1.09%	1.15%	1.22%	1.20%		1.19%	1.19%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e) (g)	1.09%	1.15%	1.22%	1.20%		1.19%	1.20%
Portfolio Turnover Rate(c)	47.95%	103.19%	125.06%	126.24%		105.81%	80.76%

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	During the year ended December 31, 2007, Oppenheimer Funds, Inc. reimbursed $51,744 to the Fund related to violations of certain investment policies and limitations. The corresponding impact to the total return was 0.04%.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

10

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). These Notes to the Financial Statements are for the AZL JPMorgan U.S. Equity Fund (the “Fund”). The Trust consists of 31 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco International Equity Fund (formerly AZL AIM International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund (formerly AZL Van Kampen Global Real Estate Fund)
•	AZL Morgan Stanley International Equity Fund (formerly AZL Van Kampen International Equity Fund)
•	AZL Morgan Stanley Mid Cap Growth Fund (formerly AZL Van Kampen Mid Cap Growth Fund)
•	AZL NACM International Growth Fund
•	AZL NFJ International Value Fund
•	AZL OCC Growth Fund
•	AZL OCC Opportunity Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Growth and Income Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. The Trust is authorized to offer Class 1 and Class 2 shares of the Fund. However, only Class 2 shares have been available since the Fund’s inception. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. During the period ended June 30, 2010, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. During the period ended June 30, 2010, the Fund did not enter into any foreign currency exchange contracts.

Futures Contracts

The Fund may enter into futures contracts. The Fund uses futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $2.4 million as of June 30, 2010. The monthly average notional amount for these contracts was $2.9 million for the period ended June 30, 2010.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair value of Derivative Instruments as of June 30, 2010:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$(34,678)

*	Total Fair Value is presented by Primary Risk Exposure. For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2010:

Change in Unrealized
Appreciation
	Location of Gain (Loss)	Realized Gain (Loss)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Equity Contracts	Net realized gains/(losses) on futures transactions, change in unrealized appreciation/depreciation on investments	$342,953	$(54,512)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and J.P. Morgan Investment Management Inc. (“JPMIM”), JPMIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. The annual expense limit of the Fund is 1.20%.

For the period ended June 30, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL JPMorgan U.S. Equity Fund	0.80%	1.20%

*	The Manager voluntarily reduced the management fee to 0.75%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $4,839 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

For the period ended June 30, 2010, the Fund paid approximately $93 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Exchanged traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Common Stocks+	$243,773,460	$—	$243,773,460
U.S. Treasury Obligations	—	130,939	130,939
Investment Companies	3,276,136	—	3,276,136

Total Investment Securities	247,049,596	130,939	247,180,535

Other Financial Instruments:*
Futures Contracts	(34,678)	—	(34,678)

Total Investments	$247,014,918	$130,939	$247,145,857

*	Other financial instruments would include any derivative instruments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

The Fund recognizes significant transfers between Level 1 and Level 2 at the reporting period end. There were no significant transfers between Level 1 and Level 2 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

5. Security Purchases and Sales

For the period ended June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL JPMorgan U.S. Equity Fund	$138,216,547	$142,455,468

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of the latest tax year end December 31, 2009, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations.

	Expires	Expires	Expires
	12/31/2015	12/31/2016	12/31/2017
AZL JPMorgan U.S. Equity Fund	$96,812,001	$125,097,050	$13,969,591

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2009 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL JPMorgan U.S. Equity Fund	$773,175	$—	$773,175

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed	Undistributed		Accumulated		Accumulated
	Ordinary	Long-Term	Accumulated	Capital and	Unrealized	Earnings
	Income	Capital Gains	Earnings	Other Losses	Appreciation(b)	(Deficit)
AZL JPMorgan U.S. Equity Fund	$1,631,638	$2,372	$1,634,010	$(235,878,642)	$50,323,773	$(183,920,859)

(b)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL® MFS Investors Trust Fund
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL MFS Investors Trust Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL MFS Investors Trust Fund	$1,000.00	$918.80	$5.00	1.05%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL MFS Investors Trust Fund	$1,000.00	$1,019.59	$5.26	1.05%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL MFS Investors Trust Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
Aerospace & Defense	3.4%
Air Freight & Logistics	0.5
Automobiles	0.6
Beverages	3.5
Biotechnology	2.0
Capital Markets	5.7
Chemicals	2.9
Commercial Banks	2.5
Communications Equipment	2.3
Computers & Peripherals	7.8
Consumer Finance	1.2
Diversified Financial Services	5.0
Diversified Telecommunication Services	1.0
Electric Utilities	0.6
Energy Equipment & Services	2.9
Food Products	1.7
Gas Utilities	1.0
Health Care Equipment & Supplies	4.7
Hotels, Restaurants & Leisure	1.4
Household Products	4.8
Industrial Conglomerates	1.4
Insurance	2.0
Internet Software & Services	2.9
IT Services	3.8
Machinery	1.9
Media	2.2
Multi-Utilities	1.5
Multiline Retail	3.3
Oil, Gas & Consumable Fuels	6.4
Pharmaceuticals	6.4
Semiconductors & Semiconductor Equipment	3.2
Software	2.6
Specialty Retail	2.0
Textiles, Apparel & Luxury Goods	1.6
Tobacco	1.5
Wireless Telecommunication Services	1.0
Investment Companies	1.0

100.2%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.2%):
Aerospace & Defense (3.4%):
49,218	Lockheed Martin Corp.	$3,666,741
81,344	United Technologies Corp.	5,280,039

		8,946,780

Air Freight & Logistics (0.5%):
40,403	Expeditors International of Washington, Inc.	1,394,308

Automobiles (0.6%):
35,620	Bayerische Motoren Werke AG (BMW)	1,726,109

Beverages (3.5%):
194,858	Diageo plc	3,052,828
59,889	Heineken NV	2,538,352
59,624	PepsiCo, Inc.	3,634,083

		9,225,263

Biotechnology (2.0%):
54,448	Genzyme Corp.*	2,764,325
78,159	Gilead Sciences, Inc.*	2,679,290

		5,443,615

Capital Markets (5.7%):
151,537	Bank of New York Mellon Corp.	3,741,448
125,616	Charles Schwab Corp.	1,781,235
24,543	Franklin Resources, Inc.	2,115,361
32,169	Goldman Sachs Group, Inc.	4,222,825
99,732	State Street Corp.	3,372,936

		15,233,805

Chemicals (2.9%):
31,465	Linde AG	3,303,129
35,341	Monsanto Co.	1,633,461
36,491	Praxair, Inc.	2,772,951

		7,709,541

Commercial Banks (2.5%):
70,135	SunTrust Banks, Inc.	1,634,146
193,072	Wells Fargo & Co.	4,942,643

		6,576,789

Communications Equipment (2.3%):
286,518	Cisco Systems, Inc.*	6,105,699

Computers & Peripherals (7.8%):
26,891	Apple Computer, Inc.*	6,763,893
98,468	Dell, Inc.*	1,187,524
270,809	EMC Corp.*	4,955,805
134,378	Hewlett-Packard Co.	5,815,880
17,360	International Business Machines Corp.	2,143,613

		20,866,715

Consumer Finance (1.2%):
79,470	American Express Co.	3,154,959

Diversified Financial Services (5.0%):
450,558	Bank of America Corp.	6,474,519
186,030	JPMorgan Chase & Co.	6,810,558

		13,285,077

Diversified Telecommunication Services (1.0%):
105,389	AT&T, Inc.	2,549,360

Electric Utilities (0.6%):
51,169	American Electric Power Co., Inc.	1,652,759

Energy Equipment & Services (2.9%):
97,307	Halliburton Co.	2,388,887
48,651	National-Oilwell Varco, Inc.	1,608,888
60,578	Noble Corp.	1,872,466
32,255	Schlumberger, Ltd.	1,784,992

		7,655,233

Food Products (1.7%):
62,066	General Mills, Inc.	2,204,584
46,744	Nestle SA	2,256,130

		4,460,714

Gas Utilities (1.0%):
60,258	Questar Corp.	2,741,136

Health Care Equipment & Supplies (4.7%):
39,147	Baxter International, Inc.	1,590,934
46,562	Becton Dickinson & Co.	3,148,522
132,995	Medtronic, Inc.	4,823,729
78,512	St. Jude Medical, Inc.*	2,833,498

		12,396,683

Hotels, Restaurants & Leisure (1.4%):
37,972	Carnival Corp.	1,148,273
69,354	International Game Technology	1,088,858
325,374	Ladbrokes plc	614,337
22,944	Starwood Hotels & Resorts Worldwide, Inc.	950,570

		3,802,038

Household Products (4.8%):
41,046	Colgate-Palmolive Co.	3,232,783
110,826	Procter & Gamble Co. (The)	6,647,344
61,856	Reckitt Benckiser Group plc	2,860,860

		12,740,987

Industrial Conglomerates (1.4%):
46,050	3M Co.	3,637,489

Insurance (2.0%):
72,480	AFLAC, Inc.	3,092,721
47,859	Travelers Cos., Inc. (The)	2,357,056

		5,449,777

Internet Software & Services (2.9%):
11,983	Google, Inc., Class A*	5,331,836

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Internet Software & Services, continued

84,793	VeriSign, Inc.*	$2,251,254

		7,583,090

IT Services (3.8%):
77,615	Accenture plc, Class A	2,999,820
49,542	Amdocs, Ltd.*	1,330,202
15,830	MasterCard, Inc., Class A	3,158,560
35,548	Visa, Inc., Class A	2,515,021

		10,003,603

Machinery (1.9%):
137,938	Danaher Corp.	5,120,259

Media (2.2%):
185,897	Walt Disney Co. (The)	5,855,755

Multi-Utilities (1.5%):
54,432	Alliant Energy Corp.	1,727,672
44,554	Wisconsin Energy Corp.	2,260,670

		3,988,342

Multiline Retail (3.3%):
54,437	Kohl’s Corp.*	2,585,757
35,269	Nordstrom, Inc.	1,135,309
102,558	Target Corp.	5,042,777

		8,763,843

Oil, Gas & Consumable Fuels (6.4%):
66,511	Chevron Corp.	4,513,437
19,344	EOG Resources, Inc.	1,902,869
38,901	Exxon Mobil Corp.	2,220,080
54,547	Hess Corp.	2,745,896
34,750	Noble Energy, Inc.	2,096,468
45,702	Occidental Petroleum Corp.	3,525,909

		17,004,659

Pharmaceuticals (6.4%):
119,513	Abbott Laboratories	5,590,818
106,029	Johnson & Johnson Co.	6,262,073
14,121	Roche Holding AG	1,939,777
61,461	Teva Pharmaceutical Industries, Ltd., SP ADR	3,195,357

		16,988,025

Semiconductors & Semiconductor Equipment (3.2%):
223,773	Intel Corp.	4,352,385
98,591	Microchip Technology, Inc.	2,734,914
4,387	Samsung Electronics Co., Ltd.	1,372,457

		8,459,756

Software (2.6%):
33,450	Adobe Systems, Inc.*	884,083
282,715	Oracle Corp.	6,067,064

		6,951,147

Specialty Retail (2.0%):
36,413	Sherwin Williams Co.	2,519,415
145,355	Staples, Inc.	2,769,013

		5,288,428

Textiles, Apparel & Luxury Goods (1.6%):
62,558	Nike, Inc., Class B	4,225,793

Tobacco (1.5%):
88,334	Philip Morris International, Inc.	4,049,231

Wireless Telecommunication Services (1.0%):
60,694	American Tower Corp., Class A*	2,700,883

Total Common Stocks (Cost $269,138,106)
		263,737,650

Investment Companies (1.0%):
2,680,743	Dreyfus Treasury Prime Cash Management, 0.00%(a)	2,680,743

Total Investment Companies (Cost $2,680,743)		2,680,743

Total Investments Securities (Cost $271,818,849)(b) — 100.2%		266,418,393
Net other assets (liabilities) — (0.2)%		(526,045)

Net Assets — 100.0%		$265,892,348

Percentages indicated are based on net assets as of June 30, 2010.

ADR—American Depository Receipt

plc—Public Liability Company

*	Non-income producing security.

(a)	The rate represents the effective yield at June 30, 2010.

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

(b)	Cost for federal income tax purposes is $273,163,853. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$13,795,970
Unrealized depreciation	(20,541,430)

Net unrealized depreciation	$(6,745,460)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2010:

Country	Percentage
Germany	1.9%
Guernsey	0.5%
Ireland	1.1%
Israel	1.2%
Netherlands	1.6%
Panama	0.4%
South Korea	0.5%
Switzerland	2.3%
United Kingdom	2.5%
United States	88.0%

100.0%

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL MFS
Investors
Trust Fund

Assets:
Investment securities, at cost	$271,818,849

Investment securities, at value	$266,418,393
Interest and dividends receivable	157,002
Foreign currency, at value (cost $2,129)	2,121
Receivable for capital shares issued	62,141
Prepaid expenses	2,741

Total Assets	266,642,398

Liabilities:
Payable for capital shares redeemed	472,394
Manager fees payable	165,627
Administration fees payable	13,549
Distribution fees payable	57,685
Custodian fees payable	7,357
Administrative and compliance services fees payable	1,968
Trustee fees payable	5,863
Other accrued liabilities	25,607

Total Liabilities	750,050

Net Assets	$265,892,348

Net Assets Consist of:
Capital	$309,006,678
Accumulated net investment income/(loss)	1,385,056
Accumulated net realized gains/(losses) from investment transactions	(39,098,922)
Net unrealized appreciation/(depreciation) on investments	(5,400,464)

Net Assets	$265,892,348

Shares of beneficial interest (unlimited number of shares authorized, no par value)	22,598,775
Net Asset Value (offering and redemption price per share)	$11.77

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Statement of Operations
For the Six Months Ended June 30, 2010
(Unaudited)

AZL MFS
Investors
Trust Fund

Investment Income:
Dividends	$2,770,180
Foreign withholding tax	(60,124)

Total Investment Income	2,710,056

Expenses:
Manager fees	1,232,248
Administration fees	74,822
Distribution fees	410,749
Custodian fees	15,665
Administrative and compliance services fees	3,777
Trustees’ fees	11,781
Professional fees	21,630
Shareholder reports	17,895
Other expenses	7,766

Total expenses before reductions	1,796,333
Less expenses voluntarily waived/reimbursed by the Manager	(57,357)
Less expenses paid indirectly	(7,721)

Net expenses	1,731,255

Net Investment Income/(Loss)	978,801

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	7,433,194
Change in unrealized appreciation/(depreciation) on investments	(30,877,974)

Net Realized/Unrealized Gains/(Losses) on Investments	(23,444,780)

Change in Net Assets Resulting From Operations	$(22,465,979)

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Statements of Changes in Net Assets

	AZL MFS Investors Trust Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2010	2009
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$978,801	$447,407
Net realized gains/(losses) on investment transactions	7,433,194	25,295,267
Change in unrealized appreciation/(depreciation) on investments	(30,877,974)	99,802,215

Change in net assets resulting from operations	(22,465,979)	125,544,889

Dividends to Shareholders:
From net investment income	—	(59,235)

Change in net assets resulting from dividends to shareholders	—	(59,235)

Capital Transactions:
Proceeds from shares issued	13,680,331	88,249,320
Proceeds from dividends reinvested	—	59,235
Value of shares redeemed	(79,943,637)	(131,919,042)

Change in net assets resulting from capital transactions	(66,263,306)	(43,610,487)

Change in net assets	(88,729,285)	81,875,167
Net Assets:
Beginning of period	354,621,633	272,746,466

End of period	$265,892,348	$354,621,633

Accumulated net investment income/(loss)	$1,385,056	$406,255

Share Transactions:
Shares issued	1,056,170	8,947,659
Dividends reinvested	—	4,990
Shares redeemed	(6,130,768)	(13,603,690)

Change in shares	(5,074,598)	(4,651,041)

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months					April 29, 2005 to
	Ended	Year Ended December 31,				December 31,
	June 30, 2010	2009	2008	2007	2006	2005(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$12.81	$8.44	$14.85	$13.92	$12.35	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.05	0.02	— (b)	0.02	0.03	0.01
Net Realized and Unrealized Gains/ (Losses) on Investments	(1.09)	4.35	(5.77)	1.45	1.55	2.35

Total from Investment Activities	(1.04)	4.37	(5.77)	1.47	1.58	2.36

Dividends to Shareholders From:
Net Investment Income	—	— (b)	(0.01)	(0.03)	—	(0.01)
Net Realized Gains	—	—	(0.63)	(0.51)	(0.01)	—

Total Dividends	—	— (b)	(0.64)	(0.54)	(0.01)	(0.01)

Net Asset Value, End of Period	$11.77	$12.81	$8.44	$14.85	$13.92	$12.35

Total Return(c) (d)	(8.12)%	51.80%	(40.11)%	10.73%	12.79%	23.61%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$265,892	$354,622	$272,746	$383,239	$314,449	$146,054
Net Investment Income/(Loss)(e)	0.60%	0.15%	0.02%	0.11%	0.28%	0.28%
Expenses Before Reductions(e) (f)	1.09%	1.10%	1.11%	1.12%	1.15%	1.23%
Expenses Net of Reductions(e)	1.05%	1.04%	1.03%	1.04%	1.08%	1.20%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e) (g)	1.06%	1.07%	1.08%	1.07%	1.11%	N/A
Portfolio Turnover Rate(d)	11.79%	193.49%	144.26%	119.80%	129.27%	59.04%

(a)	Period from commencement of operations.

(b)	Amount less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). These Notes to the Financial Statements are for the AZL MFS Investors Trust Fund (the “Fund”). The Trust consists of 31 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco International Equity Fund (formerly AZL AIM International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund (formerly AZL Van Kampen Global Real Estate Fund)
•	AZL Morgan Stanley International Equity Fund (formerly AZL Van Kampen International Equity Fund)
•	AZL Morgan Stanley Mid Cap Growth Fund (formerly AZL Van Kampen Mid Cap Growth Fund)
•	AZL NACM International Growth Fund
•	AZL NFJ International Value Fund
•	AZL OCC Growth Fund
•	AZL OCC Opportunity Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Growth and Income Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 331/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. During the period ended June 30, 2010, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

The Fund did not enter into any derivative instruments during the period. The following is a description of derivative instruments that the Fund may utilize, including the primary risk exposure related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. During the period ended June 30, 2010, the Fund did not enter into any foreign currency exchange contracts.

Futures Contracts

The Fund may enter into futures contracts. The Fund uses futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. During the period ended June 30, 2010, the Fund did not enter into any future contracts.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement between the Manager and Massachusetts Financial Services Company (“MFS”), MFS provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. The annual expense limit of the Fund is 1.20%.

For the period ended June 30, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL MFS Investors Trust Fund	0.75%	1.20%

*	The Manager voluntarily reduced the management fee to 0.70% on assets above $100 million. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $5,515 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Exchanged traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Common Stocks:
Automobiles	$—	$1,726,109	$1,726,109
Beverages	3,634,083	5,591,180	9,225,263
Chemicals	4,406,412	3,303,129	7,709,541
Food Products	2,204,584	2,256,130	4,460,714
Hotels, Restaurants & Leisure	3,187,701	614,337	3,802,038
Household Products	9,880,127	2,860,860	12,740,987
Pharmaceuticals	15,048,248	1,939,777	16,988,025
Semiconductors & Semiconductor Equipment	7,087,299	1,372,457	8,459,756
All Other Common Stocks+	198,625,217	—	198,625,217
Investment Companies	2,680,743	—	2,680,743

Total Investment Securities	$246,754,414	$19,663,979	$266,418,393

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

5. Security Purchases and Sales

For the period ended June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MFS Investors Trust Fund	$38,343,514	$75,815,731

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of the latest tax year end December 31, 2009, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations.

	Expires	Expires
	12/31/2016	12/31/2017
AZL MFS Investors Trust Fund	$32,122,706	$12,881,114

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $356,556 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2010.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2009 were as follows:

	Ordinary	Return of	Total
	Income	Capital	Distributions(a)
AZL MFS Investors Trust Fund	$59,235	$—	$59,235

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

	Undistributed		Accumulated		Total
	Ordinary	Accumulated	Capital and	Unrealized	Accumulated
	Income	Earnings	Other Losses	Appreciation(b)	Earnings (Deficit)
AZL MFS Investors Trust Fund	$406,255	$406,255	$(45,360,376)	$24,305,770	$(20,648,351)

(b)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL® Mid Cap Index Fund
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Mid Cap Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Mid Cap Index Fund	$1,000.00	$974.80	$2.94	0.60%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Mid Cap Index Fund	$1,000.00	$1,021.82	$3.01	0.60%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Mid Cap Index Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
Aerospace & Defense	0.5%
Airlines	0.4
Auto Components	0.8
Automobiles	0.1
Beverages	0.3
Biotechnology	1.0
Building Products	0.2
Capital Markets	2.1
Chemicals	3.2
Commercial Banks	3.8
Commercial Services & Supplies	1.6
Communications Equipment	1.8
Computers & Peripherals	0.4
Construction & Engineering	1.4
Construction Materials	0.4
Consumer Finance	0.2
Containers & Packaging	1.7
Distributors	0.3
Diversified Consumer Services	1.4
Diversified Financial Services	0.4
Diversified Telecommunication Services	0.3
Electric Utilities	1.8
Electrical Equipment	1.5
Electronic Equipment, Instruments & Components	2.2
Energy Equipment & Services	1.9
Food & Staples Retailing	0.4
Food Products	1.5
Gas Utilities	1.9
Health Care Equipment & Supplies	4.2
Health Care Providers & Services	3.8
Hotels, Restaurants & Leisure	2.2
Household Durables	1.6
Household Products	0.9
Independent Power Producers & Energy Traders	0.0
Industrial Conglomerates	0.2
Insurance	4.6
Internet & Catalog Retail	0.5
Internet Software & Services	0.6
IT Services	2.5
Life Sciences Tools & Services	1.8
Machinery	5.3
Marine	0.4
Media	0.9
Metals & Mining	1.0
Multi-Utilities	1.9
Multiline Retail	0.8
Office Electronics	0.2
Oil, Gas & Consumable Fuels	4.0
Paper & Forest Products	0.1
Personal Products	0.5
Pharmaceuticals	1.3
Professional Services	1.0
Real Estate Investment Trusts (REITs)	7.7
Real Estate Management & Development	0.3
Road & Rail	1.2
Semiconductors & Semiconductor Equipment	2.4
Software	4.2
Specialty Retail	3.8
Textiles, Apparel & Luxury Goods	1.1
Thrifts & Mortgage Finance	1.5
Tobacco	0.1
Trading Companies & Distributors	0.5
Water Utilities	0.3
Wireless Telecommunication Services	0.5
Investment Companies	5.0

102.4%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.4%):
Aerospace & Defense (0.5%):
3,915	Alliant Techsystems, Inc.*	$242,965
12,106	BE Aerospace, Inc.*	307,855

		550,820

Airlines (0.4%):
16,030	AirTran Holdings, Inc.*	77,746
4,237	Alaska Air Group, Inc.*	190,453
24,645	JetBlue Airways Corp.*	135,301

		403,500

Auto Components (0.8%):
13,942	BorgWarner, Inc.*	520,594
16,520	Gentex Corp.	297,030

		817,624

Automobiles (0.1%):
4,634	Thor Industries, Inc.	110,057

Beverages (0.3%):
8,411	Hansen Natural Corp.*	328,954

Biotechnology (1.0%):
5,822	United Therapeutics Corp.*	284,172
23,946	Vertex Pharmaceuticals, Inc.*	787,823

		1,071,995

Building Products (0.2%):
5,749	Lennox International, Inc.	238,986

Capital Markets (2.1%):
5,276	Affiliated Managers Group, Inc.*	320,622
22,961	Apollo Investment Corp.	214,226
14,042	Eaton Vance Corp.	387,700
2,534	Greenhill & Co., Inc.	154,903
14,438	Jefferies Group, Inc.	304,353
11,778	Raymond James Financial, Inc.	290,799
15,292	SEI Investments Co.	311,345
10,236	Waddell & Reed Financial, Inc., Class A	223,964

		2,207,912

Chemicals (3.2%):
10,824	Albemarle Corp.	429,821
9,297	Ashland, Inc.	431,567
7,743	Cabot Corp.	186,684
5,800	Cytec Industries, Inc.	231,942
4,894	Intrepid Potash, Inc.*	95,776
8,078	Lubrizol Corp.	648,744
2,227	Minerals Technologies, Inc.	105,872
1,373	NewMarket Corp.	119,890
9,343	Olin Corp.	169,015
15,355	RPM International, Inc.	273,933
5,386	Scotts Miracle-Gro Co. (The), Class A	239,192
5,866	Sensient Technologies Corp.	152,105
11,757	Valspar Corp. (The)	354,121

		3,438,662

Commercial Banks (3.8%):
20,482	Associated Banc-Corp.	251,109
8,703	BancorpSouth, Inc.	155,610
5,691	Bank of Hawaii Corp.	275,160
9,304	Cathay General Bancorp	96,110
5,166	City National Corp.	264,654
8,699	Commerce Bancshares, Inc.	313,077
7,171	Cullen/Frost Bankers, Inc.	368,589
12,765	FirstMerit Corp.	218,664
23,500	Fulton Financial Corp.	226,775
6,133	International Bancshares Corp.	102,360
3,683	PacWest Bancorp	67,436
5,522	Prosperity Bancshares, Inc.	191,890
4,944	SVB Financial Group*	203,841
92,757	Synovus Financial Corp.	235,603
14,650	TCF Financial Corp.	243,337
6,734	Trustmark Corp.	140,202
19,065	Valley National Bancorp	259,665
7,902	Webster Financial Corp.	141,762
3,474	Westamerica Bancorp	182,454
10,806	Wilmington Trust Corp.	119,839

		4,058,137

Commercial Services & Supplies (1.6%):
5,675	Brink’s Co. (The)	107,995
2,708	Clean Harbors, Inc.*	179,838
7,987	Copart, Inc.*	286,014
13,472	Corrections Corp. of America*	257,046
6,083	Deluxe Corp.	114,056
6,748	Herman Miller, Inc.	127,335
5,357	HNI Corp.	147,800
3,594	Mine Safety Appliances Co.	89,059
5,179	Rollins, Inc.	107,154
9,195	Waste Connections, Inc.*	320,814

		1,737,111

Communications Equipment (1.8%):
11,494	ADC Telecommunications, Inc.*	85,171
6,553	ADTRAN, Inc.	178,700
10,967	Ciena Corp.*	139,062
11,188	CommScope, Inc.*	265,939
9,492	F5 Networks, Inc.*	650,866
19,383	Palm, Inc.*	110,289
5,789	Plantronics, Inc.	165,565
10,092	Polycom, Inc.*	300,641

		1,896,233

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Computers & Peripherals (0.4%):
7,812	Diebold, Inc.	$212,877
18,988	NCR Corp.*	230,135

		443,012

Construction & Engineering (1.4%):
13,584	Aecom Technology Corp.*	313,247
4,000	Granite Construction, Inc.	94,320
19,020	KBR, Inc.	386,867
9,987	Shaw Group, Inc.*	341,755
9,808	URS Corp.*	385,945

		1,522,134

Construction Materials (0.4%):
5,381	Martin Marietta Materials, Inc.	456,363

Consumer Finance (0.2%):
11,476	AmeriCredit Corp.*	209,093

Containers & Packaging (1.7%):
8,041	AptarGroup, Inc.	304,111
4,072	Greif, Inc., Class A	226,159
12,219	Packaging Corp. of America	269,062
4,613	Rock-Tenn Co., Class A	229,128
6,357	Silgan Holdings, Inc.	180,412
11,890	Sonoco Products Co.	362,407
12,742	Temple-Inland, Inc.	263,377

		1,834,656

Distributors (0.3%):
16,918	LKQ Corp.*	326,179

Diversified Consumer Services (1.4%):
7,851	Career Education Corp.*	180,730
10,442	Corinthian Colleges, Inc.*	102,854
3,437	ITT Educational Services, Inc.*	285,340
3,580	Matthews International Corp., Class A	104,822
6,805	Regis Corp.	105,954
30,185	Service Corp. International	223,369
7,941	Sotheby’s	181,610
1,648	Strayer Education, Inc.	342,603

		1,527,282

Diversified Financial Services (0.4%):
13,776	MSCI, Inc., Class A*	377,462

Diversified Telecommunication Services (0.3%):
23,840	Cincinnati Bell, Inc.*	71,759
17,968	TW Telecom, Inc.*	299,706

		371,465

Electric Utilities (1.8%):
7,189	Cleco Corp.	189,862
14,088	DPL, Inc.	336,703
16,054	Great Plains Energy, Inc.	273,239
11,036	Hawaiian Electric Industries, Inc.	251,400
5,698	IDACORP, Inc.	189,573
27,826	NV Energy, Inc.	328,625
10,269	PNM Resources, Inc.	114,807
13,103	Westar Energy, Inc.	283,156

		1,967,365

Electrical Equipment (1.5%):
5,152	Acuity Brands, Inc.	187,430
12,596	AMETEK, Inc.	505,729
7,108	Hubbell, Inc., Class B	282,117
4,560	Regal-Beloit Corp.	254,357
6,254	Thomas & Betts Corp.*	217,014
6,733	Woodward Governor Co.	171,893

		1,618,540

Electronic Equipment, Instruments & Components (2.2%):
14,264	Arrow Electronics, Inc.*	318,801
17,981	Avnet, Inc.*	433,522
19,590	Ingram Micro, Inc., Class A*	297,572
4,773	Itron, Inc.*	295,067
6,703	National Instruments Corp.	213,021
6,008	Tech Data Corp.*	214,005
14,366	Trimble Navigation, Ltd.*	402,248
22,110	Vishay Intertechnology, Inc.*	171,131

		2,345,367

Energy Equipment & Services (1.9%):
6,716	Atwood Oceanics, Inc.*	171,392
7,479	Exterran Holdings, Inc.*	193,033
10,902	Helix Energy Solutions Group, Inc.*	117,415
6,531	Oceaneering International, Inc.*	293,242
18,224	Patterson-UTI Energy, Inc.	234,543
20,799	Pride International, Inc.*	464,650
9,308	Superior Energy Services, Inc.*	173,780
6,143	Tidewater, Inc.	237,857
4,817	Unit Corp.*	195,522

		2,081,434

Food & Staples Retailing (0.4%):
6,376	BJ’s Wholesale Club, Inc.*	235,976
4,855	Ruddick Corp.	150,456

		386,432

Food Products (1.5%):
8,912	Corn Products International, Inc.	270,034
9,128	Flowers Foods, Inc.	222,997
12,467	Green Mountain Coffee Roasters, Inc.*	320,402
2,309	Lancaster Colony Corp.	123,208
6,502	Ralcorp Holdings, Inc.*	356,309

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Food Products, continued

17,482	Smithfield Foods, Inc.*	$260,482
3,195	Tootsie Roll Industries, Inc.	75,562

		1,628,994

Gas Utilities (1.9%):
9,220	AGL Resources, Inc.	330,260
11,033	Atmos Energy Corp.	298,332
8,514	Energen Corp.	377,426
9,702	National Fuel Gas Co.	445,128
12,931	UGI Corp.	328,965
5,999	WGL Holdings, Inc.	204,146

		1,984,257

Health Care Equipment & Supplies (4.2%):
8,302	Beckman Coulter, Inc.	500,527
13,419	Edwards Lifesciences Corp.*	751,732
5,876	Gen-Probe, Inc.*	266,888
7,476	Hill-Rom Holdings, Inc.	227,495
30,685	Hologic, Inc.*	427,442
6,828	IDEXX Laboratories, Inc.*	415,825
8,279	Immucor, Inc.*	157,715
7,388	Kinetic Concepts, Inc.*	269,736
6,267	Masimo Corp.	149,217
8,980	ResMed, Inc.*	546,074
7,020	STERIS Corp.	218,182
4,728	Teleflex, Inc.	256,636
6,790	Thoratec Corp.*	290,137

		4,477,606

Health Care Providers & Services (3.8%):
11,237	Community Health Systems, Inc.*	379,923
29,652	Health Management Associates, Inc., Class A*	230,396
11,772	Health Net, Inc.*	286,884
10,822	Henry Schein, Inc.*	594,128
4,680	Kindred Healthcare, Inc.*	60,091
6,548	LifePoint Hospitals, Inc.*	205,607
11,770	Lincare Holdings, Inc.*	382,643
5,579	MEDNAX, Inc.*	310,248
14,236	Omnicare, Inc.	337,393
7,474	Owens & Minor, Inc.	212,112
6,772	Psychiatric Solutions, Inc.*	221,580
11,502	Universal Health Services, Inc., Class B	438,801
10,182	VCA Antech, Inc.*	252,106
5,023	WellCare Health Plans, Inc.*	119,246

		4,031,158

Hotels, Restaurants & Leisure (2.2%):
6,541	Bally Technologies, Inc.*	211,863
3,612	Bob Evans Farms, Inc.	88,927
6,536	Boyd Gaming Corp.*	55,491
12,152	Brinker International, Inc.	175,718
10,930	Burger King Holdings, Inc.	184,061
7,156	Cheesecake Factory, Inc. (The)*	159,292
3,727	Chipotle Mexican Grill, Inc., Class A*	509,891
3,610	International Speedway Corp., Class A	92,994
4,946	Life Time Finess, Inc.*	157,233
3,792	Panera Bread Co., Class A*	285,500
7,808	Scientific Games Corp.*	71,834
39,746	Wendy’s/Arby’s Group, Inc.	158,984
6,178	WMS Industries, Inc.*	242,486

		2,394,274

Household Durables (1.6%):
4,684	American Greetings Corp., Class A	87,872
8,762	KB Home	96,382
4,468	M.D.C. Holdings, Inc.	120,413
6,660	Mohawk Industries, Inc.*	304,762
730	NVR, Inc.*	478,172
5,221	Ryland Group, Inc. (The)	82,596
16,657	Toll Brothers, Inc.*	272,508
7,483	Tupperware Brands Corp.	298,197

		1,740,902

Household Products (0.9%):
8,395	Church & Dwight Co., Inc.	526,450
8,295	Energizer Holdings, Inc.*	417,073

		943,523

Independent Power Producers & Energy Traders (0.0%):
11,987	Dynegy, Inc.*	46,150

Industrial Conglomerates (0.2%):
7,209	Carlisle Cos., Inc.	260,461

Insurance (4.6%):
8,957	American Financial Group, Inc.	244,705
12,271	Arthur J. Gallagher & Co.	299,167
13,975	Brown & Brown, Inc.	267,482
12,328	CoreLogic, Inc.	217,712
6,978	Everest Re Group, Ltd.	493,484
27,203	Fidelity National Financial, Inc., Class A	353,367
12,261	First American Financial Corp.	155,469
5,312	Hanover Insurance Group, Inc. (The)	231,072
13,621	HCC Insurance Holdings, Inc.	337,256
4,218	Mercury General Corp.	174,794
28,547	Old Republic International Corp.	346,275
10,140	Protective Life Corp.	216,895
8,663	Reinsurance Group of America, Inc.	395,986

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Insurance, continued

5,609	StanCorp Financial Group, Inc.	$227,389
7,617	Transatlantic Holdings, Inc.	365,311
5,920	Unitrin, Inc.	151,552
15,215	W.R. Berkley Corp.	402,589

		4,880,505

Internet & Catalog Retail (0.5%):
4,890	Netflix, Inc.*	531,298

Internet Software & Services (0.6%):
4,695	Digital River, Inc.*	112,258
5,374	Equinix, Inc.*	436,476
9,636	ValueClick, Inc.*	103,009

		651,743

IT Services (2.5%):
9,441	Acxiom Corp.*	138,688
6,319	Alliance Data Systems Corp.*	376,107
16,130	Broadridge Financial Solutions, Inc.	307,276
14,651	Convergys Corp.*	143,726
4,372	DST Systems, Inc.	158,004
7,179	Gartner, Inc.*	166,912
9,665	Global Payments, Inc.	353,159
9,810	Hewitt Associates, Inc., Class A*	338,053
11,230	Lender Processing Services, Inc.	351,611
2,658	ManTech International Corp., Class A*	113,151
8,301	NeuStar, Inc., Class A*	171,167
5,119	SRA International, Inc., Class A*	100,691

		2,718,545

Life Sciences Tools & Services (1.8%):
8,399	Affymetrix, Inc.*	49,554
2,289	Bio-Rad Laboratories, Inc., Class A*	197,976
7,840	Charles River Laboratories International, Inc.*	268,206
7,660	Covance, Inc.*	393,111
3,985	Mettler-Toledo International, Inc.*	444,846
14,038	Pharmaceutical Product Development, Inc.	356,706
4,416	Techne Corp.	253,699

		1,964,098

Machinery (5.3%):
11,019	AGCO Corp.*	297,182
9,593	Bucyrus International, Inc., Class A	455,188
5,599	Crane Co.	169,146
9,136	Donaldson Co., Inc.	389,650
6,208	Gardner Denver, Inc.	276,815
7,179	Graco, Inc.	202,376
9,537	Harsco Corp.	224,120
9,620	IDEX Corp.	274,843
12,219	Joy Global, Inc.	612,050
9,681	Kennametal, Inc.	246,188
5,044	Lincoln Electric Holdings, Inc.	257,194
4,042	Nordson Corp.	226,675
10,632	Oshkosh Truck Corp.*	331,293
11,684	Pentair, Inc.	376,225
5,909	Spx Corp.	312,054
12,875	Terex Corp.*	241,277
9,404	Timken Co.	244,410
9,390	Trinity Industries, Inc.	166,391
2,370	Valmont Industries, Inc.	172,204
5,683	Wabtec Corp.	226,695

		5,701,976

Marine (0.4%):
4,871	Alexander & Baldwin, Inc.	145,058
6,400	Kirby Corp.*	244,800

		389,858

Media (0.9%):
12,641	AOL, Inc.*	262,806
8,999	DreamWorks Animation SKG, Inc., Class A*	256,921
4,526	Harte-Hanks, Inc.	47,297
5,131	John Wiley & Sons, Inc.	198,416
6,340	Lamar Advertising Co.*	155,457
3,035	Scholastic Corp.	73,204

		994,101

Metals & Mining (1.0%):
5,210	Carpenter Technology Corp.	171,044
13,527	Commercial Metals Co.	178,827
7,646	Reliance Steel & Aluminum Co.	276,403
25,646	Steel Dynamics, Inc.	338,271
7,231	Worthington Industries, Inc.	92,991

		1,057,536

Multi-Utilities (1.9%):
13,119	Alliant Energy Corp.	416,397
4,641	Black Hills Corp.	132,129
22,282	MDU Resources Group, Inc.	401,745
12,650	NSTAR	442,750
11,513	OGE Energy Corp.	420,915
9,617	Vectren Corp.	227,538

		2,041,474

6

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Multiline Retail (0.8%):
5,447	99 Cents Only Stores*	$80,616
15,068	Dollar Tree, Inc.*	627,281
19,065	Saks, Inc.*	144,703

		852,600

Office Electronics (0.2%):
6,839	Zebra Technologies Corp., Class A*	173,505

Oil, Gas & Consumable Fuels (4.0%):
19,243	Arch Coal, Inc.	381,204
4,625	Bill Barrett Corp.*	142,311
9,934	Cimarex Energy Co.	711,076
5,597	Comstock Resources, Inc.*	155,149
13,318	Forest Oil Corp.*	364,381
12,533	Frontier Oil Corp.	168,569
12,225	Mariner Energy, Inc.*	262,593
15,798	Newfield Exploration Co.*	771,890
3,135	Overseas Shipholding Group, Inc.	116,120
8,936	Patriot Coal Corp.*	104,998
16,594	Plains Exploration & Production Co.*	342,002
20,739	Questar Corp.*	334,935
14,121	Quicksilver Resources, Inc.*	155,331
14,743	Southern Union Co.	322,282

		4,332,841

Paper & Forest Products (0.1%):
15,026	Louisiana-Pacific Corp.*	100,524

Personal Products (0.5%):
10,151	Alberto-Culver Co.	274,991
7,511	NBTY, Inc.*	255,449

		530,440

Pharmaceuticals (1.3%):
13,771	Endo Pharmaceuticals Holdings, Inc.*	300,483
6,900	Medicis Pharmaceutical Corp., Class A	150,972
9,528	Perrigo Co.	562,819
7,441	Valeant Pharmaceuticals, Inc.*	389,090

		1,403,364

Professional Services (1.0%):
4,060	Corporate Executive Board Co.	106,656
5,564	FTI Consulting, Inc.*	242,535
5,452	Korn/Ferry International*	75,783
9,697	Manpower, Inc.	418,716
5,998	Navigant Consulting, Inc.*	62,259
4,980	Towers Watson & Co., Class A	193,473

		1,099,422

Real Estate Investment Trusts (REITs) (7.7%):
5,247	Alexandria Real Estate Equities, Inc.	332,502
19,917	AMB Property Corp.	472,232
7,366	BRE Properties, Inc.	272,026
7,799	Camden Property Trust	318,589
6,980	Corporate Office Properties Trust	263,565
12,057	Cousins Properties, Inc.	81,265
29,293	Duke Realty Corp.	332,476
4,166	Equity One, Inc.	64,990
3,566	Essex Property Trust, Inc.	347,828
7,266	Federal Realty Investment Trust	510,582
7,955	Highwoods Properties, Inc.	220,831
14,615	Hospitality Properties Trust	308,377
13,413	Liberty Property Trust	386,965
15,365	Macerich Co. (The)	573,422
9,392	Mack-Cali Realty Corp.	279,224
14,188	Nationwide Health Properties, Inc.	507,505
11,014	OMEGA Healthcare Investors, Inc.	219,509
4,733	Potlatch Corp.	169,110
9,496	Rayonier, Inc.	418,014
12,374	Realty Income Corp.	375,303
9,688	Regency Centers Corp.	333,267
15,090	Senior Housing Properties Trust	303,460
9,233	SL Green Realty Corp.	508,184
19,207	UDR, Inc.	367,430
12,387	Weingarten Realty Investors	235,972

		8,202,628

Real Estate Management & Development (0.3%):
4,979	Jones Lang LaSalle, Inc.	326,822

Road & Rail (1.2%):
6,375	Con-way, Inc.	191,377
10,406	J.B. Hunt Transport Services, Inc.	339,964
12,046	Kansas City Southern Industries, Inc.*	437,872
5,941	Landstar System, Inc.	231,640
5,228	Werner Enterprises, Inc.	114,441

		1,315,294

Semiconductors & Semiconductor Equipment (2.4%):
54,568	Atmel Corp.*	261,926
12,729	Cree, Inc.*	764,122
14,881	Fairchild Semiconductor International, Inc.*	125,149
19,247	Integrated Device Technology, Inc.*	95,273
8,372	International Rectifier Corp.*	155,803
14,653	Intersil Corp., Class A	177,448

7

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued

14,985	Lam Research Corp.*	$570,329
32,109	RF Micro Devices, Inc.*	125,546
7,319	Semtech Corp.*	119,812
5,450	Silicon Laboratories, Inc.*	221,052

		2,616,460

Software (4.2%):
4,031	ACI Worldwide, Inc.*	78,484
1,863	Advent Software, Inc.*	87,486
10,719	Ansys, Inc.*	434,870
32,018	Cadence Design Systems, Inc.*	185,384
4,917	FactSet Research Systems, Inc.	329,390
5,410	Fair Isaac Corp.	117,884
10,877	Informatica Corp.*	259,743
10,107	Jack Henry & Associates, Inc.	241,355
12,657	Mentor Graphics Corp.*	112,014
9,511	Micros Systems, Inc.*	303,116
13,750	Parametric Technology Corp.*	215,462
7,314	Quest Software, Inc.*	131,945
12,087	Rovi Corp.*	458,218
8,290	Solera Holdings, Inc.	300,098
10,067	Sybase, Inc.*	650,932
17,525	Synopsys, Inc.*	365,747
19,679	TIBCO Software, Inc.*	237,329

		4,509,457

Specialty Retail (3.8%):
9,653	Aaron’s, Inc.	164,777
10,353	Advance Auto Parts	519,513
11,077	Aeropostale, Inc.*	317,245
24,760	American Eagle Outfitters, Inc.	290,930
6,966	Ann Taylor Stores Corp.*	113,337
4,708	Barnes & Noble, Inc.	60,733
21,169	Chico’s FAS, Inc.	209,150
7,000	Coldwater Creek, Inc.*	23,520
7,688	Collective Brands, Inc.*	121,470
10,695	Dick’s Sporting Goods, Inc.*	266,199
7,109	Dress Barn, Inc.*	169,265
18,549	Foot Locker, Inc.	234,088
6,932	Guess?, Inc.	216,556
6,653	J. Crew Group, Inc.*	244,897
14,015	PetSmart, Inc.	422,833
7,796	Rent-A-Center, Inc.*	157,947
4,305	Tractor Supply Co.	262,476
12,727	Williams-Sonoma, Inc.	315,884

		4,110,820

Textiles, Apparel & Luxury Goods (1.1%):
5,747	Fossil, Inc.*	199,421
11,322	Hanesbrands, Inc.*	272,407
6,714	Phillips-Van Heusen Corp.	310,657
5,081	Timberland Co., Class A*	82,058
4,504	Under Armour, Inc.*	149,218
5,260	Warnaco Group, Inc. (The)*	190,096

		1,203,857

Thrifts & Mortgage Finance (1.5%):
9,742	Astoria Financial Corp.	134,050
24,757	First Niagara Financial Group, Inc.	310,205
51,569	New York Community Bancorp, Inc.	787,459
12,554	NewAlliance Bancshares, Inc.	140,730
13,323	Washington Federal, Inc.	215,566

		1,588,010

Tobacco (0.1%):
2,863	Universal Corp.	113,604

Trading Companies & Distributors (0.5%):
5,484	GATX Corp.	146,313
5,245	MSC Industrial Direct Co., Inc., Class A	265,712
7,164	United Rentals, Inc.*	66,768

		478,793

Water Utilities (0.3%):
16,222	Aqua America, Inc.	286,805

Wireless Telecommunication Services (0.5%):
8,259	Syniverse Holdings, Inc.*	168,896
10,879	Telephone and Data Systems, Inc.	330,613

		499,509

Total Common Stocks (Cost $106,335,102)		104,509,989

Investment Companies (5.0%):
5,303,211	Dreyfus Treasury Prime Cash Management, 0.00%(a)	5,303,211

Total Investment Companies (Cost $5,303,211)		5,303,211

Total Investment Securities (Cost $111,638,313)(b) — 102.4%		109,813,200
Net other assets (liabilities) — (2.4)%		(2,557,823)

Net Assets — 100.0%		$107,255,377

Percentages indicated are based on net assets as of June 30, 2010.

REIT—Real Estate Investment Trust

8

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

*	Non-income producing security.

(a)	The rate represents the effective yield at June 30, 2010.

(b)	Cost for federal income tax purposes is $111,793,669. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$4,039,362
Unrealized depreciation	(6,019,831)

Net unrealized depreciation	$(1,980,469)

Futures Contracts

Cash of $497,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2010:

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)

S&P 400 Index E-Mini September Futures	Long	9/10	49	$3,636,419	$(157,419)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2010:

Country	Percentage
Bermuda	0.5%
United States	99.5%

100.0%

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL Mid
Cap Index
Fund

Assets:
Investment securities, at cost	$111,638,313

Investment securities, at value	$109,813,200
Segregated cash for collateral	497,000
Interest and dividends receivable	98,113
Receivable for capital shares issued	35,382
Receivable for investments sold	43,379
Prepaid expenses	363

Total Assets	110,487,437

Liabilities:
Cash overdraft	14,131
Payable for investments purchased	2,537,099
Payable for capital shares redeemed	587,267
Payable for variation margin on futures contracts	23,505
Manager fees payable	20,479
Administration fees payable	8,462
Distribution fees payable	22,856
Custodian fees payable	5,562
Administrative and compliance services fees payable	783
Trustee fees payable	2,336
Other accrued liabilities	9,580

Total Liabilities	3,232,060

Net Assets	$107,255,377

Net Assets Consist of:
Capital	$104,091,098
Accumulated net investment income/(loss)	669,950
Accumulated net realized gains/(losses) from investment transactions	4,476,861
Net unrealized appreciation/(depreciation) on investments	(1,982,532)

Net Assets	$107,255,377

Shares of beneficial interest (unlimited number of shares authorized, no par value)	8,408,748
Net Asset Value (offering and redemption price per share)	$12.76

10

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Statement of Operations
For the Six Months Ended June 30, 2010
(Unaudited)

AZL Mid
Cap Index
Fund

Investment Income:
Dividends	$585,780

Total Investment Income	585,780

Expenses:
Manager fees	103,580
Administration fees	25,775
Distribution fees	103,580
Custodian fees	8,281
Administrative and compliance services fees	1,137
Trustees’ fees	3,565
Professional fees	5,824
Shareholder reports	5,673
Other expenses	1,612

Total expenses before reductions	259,027
Less expenses contractually waived/reimbursed by the Manager	(10,433)

Net expenses	248,594

Net Investment Income/(Loss)	337,186

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	3,724,980
Net realized gains/(losses) on futures transactions	225,900
Change in unrealized appreciation/(depreciation) on investments	(12,319,292)

Net Realized/Unrealized Gains/(Losses) on Investments	(8,368,412)

Change in Net Assets Resulting From Operations	$(8,031,226)

11

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Statements of Changes in Net Assets

	AZL Mid
	Cap Index Fund
	For the
	Six Months	May 1, 2009 to
	Ended	December 31,
	June 30, 2010	2009(a)
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$337,186	$316,892
Net realized gains/(losses) on investment transactions	3,950,880	525,981
Change in unrealized appreciation/(depreciation) on investments	(12,319,292)	10,336,760

Change in net assets resulting from operations	(8,031,226)	11,179,633

Dividends to Shareholders:
Capital Transactions:
Proceeds from shares issued	76,078,607	63,430,592
Value of shares redeemed	(26,002,464)	(9,399,765)

Change in net assets resulting from capital transactions	50,076,143	54,030,827

Change in net assets	42,044,917	65,210,460
Net Assets:
Beginning of period	65,210,460	—

End of period	$107,255,377	$65,210,460

Accumulated net investment income/(loss)	$669,950	$332,764

Share Transactions:
Shares issued	5,219,960	5,767,705
Shares redeemed	(1,792,948)	(785,969)

Change in shares	3,427,012	4,981,736

(a)	Period from commencement of operations.

12

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months	May 1, 2009 to
	Ended	December 31,
	June 30, 2010	2009(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$13.09	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.01	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	(0.34)	3.03

Total from Investment Activities	(0.33)	3.09

Net Asset Value, End of Period	$12.76	$13.09

Total Return(b) (c)	(2.52)%	30.90%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$107,255	$65,210
Net Investment Income/(Loss)(d)	0.81%	1.12%
Expenses Before Reductions(d) (e)	0.63%	0.66%
Expenses Net of Reductions(d)	0.60%	0.60%
Portfolio Turnover Rate(c)	8.04%	27.28%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

13

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). These Notes to the Financial Statements are for the AZL Mid Cap Index Fund (the “Fund”). The Trust consists of 31 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco International Equity Fund (formerly AZL AIM International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund (formerly AZL Van Kampen Global Real Estate Fund)
•	AZL Morgan Stanley International Equity Fund (formerly AZL Van Kampen International Equity Fund)
•	AZL Morgan Stanley Mid Cap Growth Fund (formerly AZL Van Kampen Mid Cap Growth Fund)
•	AZL NACM International Growth Fund
•	AZL NFJ International Value Fund
•	AZL OCC Growth Fund
•	AZL OCC Opportunity Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Growth and Income Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. During the period ended June 30, 2010, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. During the period ended June 30, 2010, the Fund did not enter into any foreign currency exchange contracts.

Futures Contracts

The Fund may enter into futures contracts. The Fund uses futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $3.6 million as of June 30, 2010. The monthly average notional amount for these contracts was $2.7 million for the period ended June 30, 2010.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair value of Derivative Instruments, not accounted for as hedging instruments under Statement 133, as of June 30, 2010:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$(157,419)

*	Total Fair Value is presented by Primary Risk Exposure. For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2010:

Change in Unrealized
Appreciation
	Location of Gain (Loss)	Realized Gain (Loss)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Equity Contracts	Net realized gains/(losses) on futures transactions, change in unrealized appreciation/depreciation on investments	$225,900	$(225,190)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement, effective May 1, 2009 between the Manager and BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. The annual expense limit of the Fund is 0.60%.

For the period ended June 30, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Mid Cap Index Fund	0.25%	0.60%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires	Expires
	12/31/2012	12/31/2013
AZL Mid Cap Index Fund	$17,584	$10,433

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $1,148 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Exchanged traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities and are typically categorized as Level 2 in the fair value hierarchy.

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Common Stocks+	$104,509,989	$—	$104,509,989
Investment Companies	5,303,211	—	5,303,211

Total Investment Securities	109,813,200	—	109,813,200

Other Financial Instruments:*
Futures Contracts	(157,419)	—	(157,419)

Total Investments	$109,655,781	$—	$109,655,781

*	Other financial instruments would include any derivative instruments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

5. Security Purchases and Sales

For the period ended June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Mid Cap Index Fund	$75,518,043	$6,276,042

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of the latest tax year end December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

	Undistributed		Accumulated		Total
	Ordinary	Accumulated	Capital and	Unrealized	Accumulated
	Income	Earnings	Other Losses	Appreciation(a)	Earnings (Deficit)
AZL Mid Cap Index Fund	$845,663	$235,963	$1,081,626	$10,113,879	$11,195,505

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (”Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

21

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL® Money Market Fund
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Money Market Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Money Market Fund	$1,000.00	$1,000.00	$1.49	0.30%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Money Market Fund	$1,000.00	$1,023.31	$1.51	0.30%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Money Market Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
Capital Markets	2.1%
Commercial Banks	22.6
Diversified Financial Services	36.8
Corporate Bonds	1.2
Yankee Dollars	1.2
Municipal Bonds	10.6
Federal Home Loan Bank	1.1
Federal Home Loan Mortgage Corporation	5.8
Federal National Mortgage Association	3.5
U.S. Treasury Bills	14.1
U.S. Treasury Notes	1.0
Investment Companies	0.0

100.0%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

Principal		Fair
Amount		Value
Certificates of Deposit (17.2%):
Capital Markets (2.1%):
$10,000,000	Deutsche Bank AG, NY, 0.30%, 7/27/10	$10,000,000
10,000,000	Deutsche Bank, NY, 0.40%, 7/26/10	10,000,000

		20,000,000

Commercial Banks (14.1%):
8,275,000	Abbey National Treasury Service plc, 0.56%, 7/20/10(a)	8,275,000
10,000,000	Abbey National Treasury Service plc, 0.37%, 11/17/10(a)	10,000,000
15,000,000	Banco Bilbao Vizcaya Argentaria SA, NY, 0.37%, 7/12/10(a)	15,000,023
3,100,000	Banco Bilbao Vizcaya Argentaria SA, NY, 0.44%, 12/13/10(a)	3,100,000
6,645,000	Barclays Bank plc, NY, 0.41%, 8/18/10(a)	6,645,000
8,000,000	BNP Paribas, NY, 0.35%, 10/15/10(a)	8,000,000
7,000,000	Commonwealth Bank of Australia, 0.39%, 10/15/10	7,000,000
10,000,000	Credit Agricole CIB, NY, 0.35%, 10/12/10(a)	10,000,000
9,885,000	Royal Bank of Canada, NY, 0.35%, 11/12/10(a)	9,885,000
10,000,000	Royal Bank of Scotland plc, NY, 0.38%, 7/7/10	10,000,000
10,000,000	Royal Bank of Scotland plc, NY, 0.36%, 7/21/10	10,000,000
10,000,000	Royal Bank of Scotland plc, NY, 0.40%, 7/26/10	10,000,000
10,000,000	Societe Generale, NY, 0.30%, 7/9/10	10,000,000
5,000,000	Societe Generale, NY, 0.37%, 7/12/10(a)	5,000,000
6,000,000	Societe Generale, NY, 0.37%, 7/23/10(a)	6,000,000
5,000,000	Toronto-Dominion Bank, 0.35%, 11/5/10(a)	5,000,000
2,500,000	Toronto-Dominion Bank, 0.35%, 2/4/11(a)	2,500,000

		136,405,023

Diversified Financial Services (1.0%):
4,500,000	Rabobank Nederland NV, NY, 0.35%, 1/10/11(a)	4,500,000
5,000,000	Rabobank Nederland NV, NY, 0.35%, 1/13/11(a)	5,000,000

		9,500,000

Total Certificates of Deposit (Cost $165,905,023)		165,905,023

Commercial Paper (44.3%):
Commercial Banks (8.5%):
20,940,000	Dexia Delaware LLC, 0.22%, 7/1/10(b)	20,940,000
25,000,000	Dexia Delaware LLC, 0.44%, 7/2/10(b)	24,999,694
5,830,000	DnB NOR Bank, 0.48%, 9/20/10(b)(c)	5,823,704
15,000,000	State Street Corp., 0.39%, 8/9/10(b)	14,993,663
15,000,000	State Street Corp., 0.48%, 9/28/10(b)	14,982,200

		81,739,261

Diversified Financial Services (35.8%):
7,000,000	BNZ International Funding, Ltd., 0.43%, 2/4/11(a)(c)	7,000,423
20,000,000	Bryant Park Funding LLC, 0.36%, 7/9/10(b)(c)	19,998,400
15,000,000	Clipper Receivables Co. LLC, 0.40%, 7/23/10(b)(c)	14,996,333
15,000,000	Fairway Finance Corp. LLC, 0.33%, 7/12/10(b)(c)	14,998,487
20,000,000	Fairway Finance Corp. LLC, 0.33%, 8/3/10(b)(c)	19,993,950
19,000,000	Gotham Funding Corp., 0.38%, 7/16/10(b)(c)	18,996,992
10,000,000	Grampian Funding LLC, 0.40%, 7/9/10(b)(c)	9,999,111
25,000,000	ING Funding LLC, 0.32%, 7/16/10(b)	24,996,667
7,000,000	JPMorgan Chase & Co., 0.25%, 7/14/10(b)	6,999,368
10,000,000	Liberty Street Funding LLC, 0.35%, 7/1/10(b)(c)	10,000,000
20,000,000	Manhattan Asset Funding Co. LLC, 0.38%, 7/13/10(b)(c)	19,997,467
14,000,000	Nieuw Amsterdam Receivables Corp., 0.32%, 7/7/10(b)(c)	13,999,253
5,000,000	Nieuw Amsterdam Receivables Corp., 0.40%, 7/20/10(b)(c)	4,998,944
12,000,000	Nieuw Amsterdam Receivables Corp., 0.41%, 8/18/10(b)(c)	11,993,440
15,000,000	Regency Markets No. 1 LLC, 0.33%, 7/2/10(b)(c)	14,999,862
20,000,000	Regency Markets No. 1 LLC, 0.39%, 7/7/10(b)(c)	19,998,700
3,000,000	Regency Markets No. 1 LLC, 0.37%, 7/13/10(b)(c)	2,999,630
25,000,000	Scaldis Capital LLC, 0.38%, 7/28/10(b)(c)	24,992,875
10,000,000	Solitaire Funding LLC, 0.39%, 7/12/10(b)(c)	9,998,808

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

Principal		Fair
Amount		Value
Commercial Paper, continued
Diversified Financial Services, continued

$9,000,000	Straight-A Funding LLC, 0.29%, 7/12/10(b)(c)	$8,999,203
15,012,000	Straight-A Funding LLC, 0.29%, 7/19/10(b)(c)	15,009,823
15,000,000	Straight-A Funding LLC, 0.39%, 8/17/10(b)(c)	14,992,363
5,000,000	Straight-A Funding LLC, 0.42%, 8/20/10(b)(c)	4,997,083
4,000,000	Surrey Funding Corp., 0.37%, 7/29/10(b)(c)	3,998,849
12,500,000	Surrey Funding Corp., 0.41%, 8/12/10(b)(c)	12,494,021
7,000,000	Sydney Capital Corp., 0.68%, 9/16/10(b)(c)	6,989,819
7,000,000	Tempo Finance Corp., 0.30%, 7/7/10(b)(c)	6,999,650

		346,439,521

Total Commercial Paper (Cost $428,178,782)		428,178,782

Corporate Bonds (1.2%):
Commercial Banks (1.2%):
5,000,000	Commonwealth Bank of Australia, 0.34%, 11/22/10(a)(c)	5,000,000
6,635,000	KBC Bank NV, 1.46%, 7/1/11, MTN(a)	6,635,000

		11,635,000

Total Corporate Bonds (Cost $11,635,000)		11,635,000

Yankee Dollars (1.2%):
Commercial Banks (1.2%):
5,405,000	Westpac Banking Corp., NY, 0.40%, 10/19/10(a)	5,405,000
6,160,000	Westpac Banking Corp., NY, 0.41%, 10/21/10(a)	6,160,000

		11,565,000

Total Yankee Dollars (Cost $11,565,000)		11,565,000

Municipal Bonds (10.6%):
California (5.1%):
16,500,000	California Health Facilities Financing Authority Revenue, Series B, 0.22%, 10/1/40, LOC: JPMorgan Chase Bank(a)	16,500,000
21,590,000	California Housing Finance Agency Revenue, Series E, 0.20%, 2/1/32, AMT(a)	21,590,000
$11,000,000	Los Angeles Community Redevelopment Agency Multi-Family Housing Revenue, Series A, 0.27%, 4/15/42, Fannie Mae, LIQ FAC: Fannie Mae, AMT(a)	11,000,000

		49,090,000

Colorado (1.7%):
16,355,000	Moffat County Pollution Control Revenue, 0.22%, 5/1/13, LOC: Wells Fargo Bank N.A.(a)	16,355,000

New York (1.5%):
15,000,000	New York City Housing Development Corp. Multi-Family Rent Revenue, Series A, 0.24%, 3/15/36, LIQ FAC: Fannie Mae(a)	15,000,000

Pennsylvania (1.8%):
17,320,000	Pennsylvania Housing Finance Agency Revenue, Series 86B, 0.22%, 4/1/35, GO of Agency, LOC: Freddie Mac, Fannie Mae, AMT(a)	17,320,000

Texas (0.5%):
5,000,000	Houston Texas Utility System Revenue, Series D-1, 0.45%, 5/15/34, AGM(a)	5,000,000

Total Municipal Bonds (Cost $102,765,000)		102,765,000

U.S. Government Agency Mortgages (10.4%):
Federal Home Loan Bank (1.1%)
10,600,000	0.15%, 7/9/10(a)	10,599,953
Federal Home Loan Mortgage Corporation (5.8%)
6,000,000	0.20%, 7/14/10(a)	5,999,926
6,400,000	0.20%, 7/23/10(b)	6,399,218
5,030,000	0.46%, 8/24/10(a)	5,030,032
5,160,000	0.52%, 9/3/10(a)	5,159,819
7,000,000	0.24%, 10/6/10(b)	6,995,473
18,000,000	0.23%, 5/5/11, Series 1(a)	17,995,795
9,000,000	0.30%, 12/29/11(a)	8,993,201

		56,573,464

Federal National Mortgage Association (3.5%)
10,000,000	0.21%, 8/4/10(b)	9,998,017
5,745,000	0.30%, 8/5/10(a)	5,744,799

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

Principal		Fair
Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued

$10,000,000	0.29%, 10/27/10(b)	$9,990,658
8,000,000	0.30%, 5/13/11(a)	8,001,316

		33,734,790

Total U.S. Government Agency Mortgages (Cost $100,908,207)		100,908,207

U.S. Treasury Obligations (15.1%):
U.S. Treasury Bills (14.1%)
11,000,000	0.55%, 7/1/10(b)	11,000,000
20,500,000	0.39%, 7/15/10(b)	20,496,931
2,500,000	0.47%, 7/29/10(b)	2,499,086
16,800,000	0.25%, 8/26/10(b)	16,794,195
20,000,000	0.19%, 9/2/10(b)	19,993,525
8,680,000	0.24%, 9/30/10(b)	8,674,734
15,000,000	0.23%, 10/21/10(b)	14,989,267

Shares or
Principal		Fair
Amount		Value
$12,000,000	0.23%, 11/4/10(b)	$11,990,214
10,000,000	0.22%, 11/12/10(b)	9,991,699
20,000,000	0.21%, 12/2/10(b)	19,982,461

		136,412,112

U.S. Treasury Notes (1.0%)
10,000,000	0.88%, 1/31/11	10,036,457

Total U.S. Treasury Obligations (Cost $146,448,569)		146,448,569

Investment Companies (0.0%):
819	Dreyfus Treasury Prime Cash Management, 0.00%(b)	819

Total Investment Companies (Cost $819)		819

Total Investment Securities (Cost $967,406,400)(d) — 100.0%		967,406,400
Net other assets (liabilities) — 0.0%		(115,664)

Net Assets — 100.0%		$967,290,736

Percentages indicated are based on net assets as of June 30, 2010.

AGM—Assured Guaranty Municipal Corporation
AMT—Subject to alternative minimum tax
GO—General Obligation
LIQ FAC—Liquidity Facility
LLC—Limited Liability Company
LOC—Line Letter of Credit
MTN—Medium Term Note

plc — Public Liability Company

(a)	Variable rate security. The rate presented represents the rate in effect at June 30, 2010. The date presented represents the final maturity date.

(b)	The rate represents the effective yield at June 30, 2010.

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(d)	Represents cost for financial reporting and federal income tax purposes.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2010:

Country	Percentage
Australia	1.2%
Canada	1.0%
Norway	0.6%
United Kingdom	1.0%
United States	96.2%

100.0%

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL Money
Market Fund

Assets:
Investment securities, at cost	$967,406,400

Investment securities, at value	$967,406,400
Interest and dividends receivable	211,547
Prepaid expenses	7,878

Total Assets	967,625,825

Liabilities:
Manager fees payable	162,210
Administration fees payable	43,961
Custodian fees payable	7,881
Administrative and compliance services fees payable	7,237
Trustee fees payable	21,704
Other accrued liabilities	92,096

Total Liabilities	335,089

Net Assets	$967,290,736

Net Assets Consist of:
Capital	$967,246,592
Accumulated net investment income/(loss)	1
Accumulated net realized gains/(losses) from investment transactions	44,143

Net Assets	$967,290,736

Shares of beneficial interest (unlimited number of shares authorized, no par value)	967,247,234
Net Asset Value (offering and redemption price per share)	$1.00

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Statement of Operations
For the Six Months Ended June 30, 2010
(Unaudited)

AZL Money
Market Fund

Investment Income:
Interest	$1,350,711

Total Investment Income	1,350,711

Expenses:
Manager fees	1,598,061
Administration fees	205,124
Distribution fees	1,141,474
Custodian fees	14,103
Administrative and compliance services fees	12,051
Trustees’ fees	37,205
Professional fees	67,025
Shareholder reports	58,278
Other expenses	23,771

Total expenses before reductions	3,157,092
Less expenses voluntarily waived/reimbursed by the Manager	(1,806,381)

Net expenses	1,350,711

Net Investment Income/(Loss)	—

Net Realized Gains/(Losses) on Investments	2,534

Change in Net Assets Resulting From Operations	$2,534

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Statements of Changes in Net Assets

	AZL Money Market Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2010	2009
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$—	$2,329,901
Net realized gains/(losses) on investment transactions	2,534	42,094

Change in net assets resulting from operations	2,534	2,371,995

Dividends to Shareholders:
From net investment income	—	(2,329,901)
From net realized gains on investments	—	(28,033)

Change in net assets resulting from dividends to shareholders	—	(2,357,934)

Capital Transactions:
Proceeds from shares issued	372,074,971	570,370,276
Proceeds from dividends reinvested	—	2,357,934
Value of shares redeemed	(306,558,031)	(700,257,288)

Change in net assets resulting from capital transactions	65,516,940	(127,529,078)

Change in net assets	65,519,474	(127,515,017)
Net Assets:
Beginning of period	901,771,262	1,029,286,279

End of period	$967,290,736	$901,771,262

Accumulated net investment income/(loss)	$1	$1

Share Transactions:
Shares issued	372,074,971	570,370,276
Dividends reinvested	—	2,357,934
Shares redeemed	(306,558,031)	(700,257,288)

Change in shares	65,516,940	(127,529,078)

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended		Year Ended December 31,
	June 30, 2010		2009		2008	2007	2006	2005
	(Unaudited)

Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Investment Activities:
Net Investment Income/(Loss)	—		—	(a)	0.02	0.05	0.04	0.03
Net Realized and Unrealized Gains/(Losses) on Investments	—	(a)	—	(a)	— (a)	— (a)	— (a)	— (a)

Total from Investment Activities	—	(a)	—	(a)	0.02	0.05	0.04	0.03

Dividends to Shareholders From:
Net Investment Income	—		—	(a)	(0.02)	(0.05)	(0.04)	(0.03)
Net Realized Gains	—		—	(a)	—	—	—	—

Total Dividends	—		—	(a)	(0.02)	(0.05)	(0.04)	(0.03)

Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(b) (c)	0.00%		0.22%		2.44%	4.79%	4.43%	2.57%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$967,291		$901,771		$1,029,286	$596,861	$404,406	$330,910
Net Investment Income/(Loss)(d)	0.00%		0.22%		2.36%	4.66%	4.41%	2.58%
Expenses Before Reductions(d) (e)	0.69%		0.69%		0.69%	0.69%	0.69%	0.74%
Expenses Net of Reductions(d)	0.30	%(f)	0.59	%(f)	0.69%	0.69%	0.69%	0.74%

(a)	Amount less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum yield.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). These Notes to the Financial Statements are for the AZL Money Market Fund (the “Fund”). The Trust consists of 31 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco International Equity Fund (formerly AZL AIM International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund (formerly AZL Van Kampen Global Real Estate Fund)
•	AZL Morgan Stanley International Equity Fund (formerly AZL Van Kampen International Equity Fund)
•	AZL Morgan Stanley Mid Cap Growth Fund (formerly AZL Van Kampen Mid Cap Growth Fund)
•	AZL NACM International Growth Fund
•	AZL NFJ International Value Fund
•	AZL OCC Growth Fund
•	AZL OCC Opportunity Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Growth and Income Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Investments of the Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends from net investment income are declared daily and paid monthly from the Fund. The net realized gains, if any, are declared and paid at least annually by the Fund. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement, between the Manager and BlackRock Institutional Management Corporation (“BlackRock Institutional”), BlackRock Institutional provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. The annual expense limit of the Fund is 0.87%.

For the period ended June 30, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Money Market Fund	0.35%	0.87%

Effective March 17, 2009, the Manager has voluntarily undertaken to waive, reimburse, or pay Fund expenses to the extent necessary in order to maintain a minimum daily net investment income for the Fund of 0.00%. The Distributor may waive its Rule 12b-1 fees. The amount waived, reimbursed, or paid by the Manager and/or the Distributor will be repaid to the Manager and/or the Distributor subject to the following limitations:

1. The repayments will not cause the Fund’s net investment income to fall below 0.00%.

2. The repayments must be made no later than three years after the end of the fiscal year in which the waiver, reimbursement, or payment took place.

3. Any expense recovery paid by the Fund will not cause its expense ratio to exceed 0.87%.

The ability of the Manager and/or the Distributor to receive such payments could negatively affect the Fund’s future yield. For the period ended June 30, 2010 the Fund waived $1,806,381 relating to this agreement, these amounts are reflected on the Statement of Operations as “Expenses reimbursed by Manager.”

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires	Expires
	12/31/2012	12/31/2013
AZL Money Market Fund	$1,064,636	$1,806,381

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $14,615 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities+:
Certificates of Deposit	$—	$165,905,023	$165,905,023
Commercial Paper	—	428,178,782	428,178,782
Corporate Bonds	—	11,635,000	11,635,000
Municipal Bonds	—	102,765,000	102,765,000
U.S. Government Agency Mortgages	—	100,908,207	100,908,207
U.S. Treasury Obligations	—	146,448,569	146,448,569
Yankee Dollars	—	11,565,000	11,565,000
Investment Companies	819	—	819

Total Investment Securities	$819	$967,405,581	$967,406,400

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2009 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Money Market Fund	$2,357,934	$—	$2,357,934

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed		Total
	Ordinary	Long Term	Accumulated	Accumulated
	Income	Capital Gains	Earnings	Earnings
AZL Money Market Fund	$38,652	$2,958	$41,610	$41,610

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL® Morgan Stanley
Global Real Estate Fund
(formerly AZL® Van Kampen Global Real Estate Fund)
Semi-Annual Report
June 30, 2010

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Approval of Subadvisory Agreement

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Morgan Stanley Global Real Estate Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Morgan Stanley Global Real Estate Fund	$1,000.00	$957.70	$6.50	1.34%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Morgan Stanley Global Real Estate Fund	$1,000.00	$1,018.15	$6.71	1.34%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Morgan Stanley Global Real Estate Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
Diversified Real Estate Activities	24.1%
Diversified REIT’s	9.7
Health Care Providers & Services	0.4
Hotels, Resorts & Cruise Lines	1.7
Industrial REIT’s	1.7
Mortgage REIT’s	0.4
Office REIT’s	6.4
Real Estate Investment Trusts (REITs)	0.4
Real Estate Management & Development	6.5
Real Estate Operating Companies	9.6
Residential REIT’s	7.8
Retail REIT’s	19.9
Specialized REIT’s	8.7
Warrants	0.0
Diversified REIT’s	0.0
Investment Companies	2.1

99.4%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.3%):
Diversified Real Estate Activities (24.1%):
22,278	Beni Stabili SpA*	$16,888
678,574	Beni Stabili SpA	512,853
886,000	Capitaland, Ltd.	2,259,587
102,000	City Developments, Ltd.	804,070
601,000	Hang Lung Properties, Ltd.	2,305,244
326,133	Henderson Land Development Co., Ltd.	1,900,144
567,303	Kerry Properties, Ltd.	2,435,115
376,000	Mitsubishi Estate Co., Ltd.	5,221,309
315,000	Mitsui Fudosan Co., Ltd.	4,404,563
585,000	Poly Hong Kong Investment, Ltd.	573,591
195,000	Sumitomo Realty & Development Co.	3,326,321
710,584	Sun Hung Kai Properties, Ltd.	9,661,930
427,000	Wharf Holdings, Ltd. (The)	2,067,132

		35,488,747

Diversified REIT’s (9.7%):
206,018	British Land Co. plc	1,316,782
99,906	Cousins Properties, Inc.	673,367
93,452	Dexus Property Group	60,152
4,206	Fonciere des Regions	347,735
2,222	Gecina SA	198,475
471,726	GPT Group	1,107,205
11,015	ICADE	929,116
180,677	Land Securities Group plc	1,481,823
18,455	Liberty Property Trust	532,427
325,333	Mirvac Group	356,062
5,922	PS Business Parks, Inc.	330,329
49,340	Retail Opportunity Investments Corp.	476,131
45,570	Shaftesbury plc	243,598
697,200	Stockland Trust Group	2,165,596
53,111	Vornado Realty Trust	3,874,447
2,183	Wereldhave NV	162,052

		14,255,297

Health Care Providers & Services (0.4%):
19,194	Assisted Living Concepts, Inc., Class A*	567,950
19,005	Capital Senior Living Corp.*	94,455

		662,405

Hotels, Resorts & Cruise Lines (1.7%):
11,078	Morgans Hotel Group*	68,241
58,147	Starwood Hotels & Resorts Worldwide, Inc.	2,409,030

		2,477,271

Industrial REIT’s (1.7%):
40,188	AMB Property Corp.	952,857
77,950	DCT Industrial Trust, Inc.	352,334
7,740	Prologis	78,406
280,241	SERGO plc	1,055,432

		2,439,029

Mortgage REIT’s (0.4%):
7,210	Colony Financial, Inc.	121,849
10,860	CreXus Investment Corp.	134,990
22,030	Starwood Property Trust, Inc.	373,408

		630,247

Office REIT’s (6.4%):
22,304	Alstria Office AG	217,077
1,738	Befimmo SCA Sicafi	118,897
39,219	Boston Properties, Inc.	2,797,883
457,000	CapitaCommercial Trust	395,495
552,731	Commonwealth Property Office Fund	429,354
24,859	Derwent Valley Holdings plc	461,751
4,650	Digital Realty Trust, Inc.	268,212
6,790	Douglas Emmett, Inc.	96,554
19,480	Duke Realty Corp.	221,098
59,592	Great Portland Estates plc	254,701
18,010	HRPT Properties Trust	111,842
17,380	Hudson Pacific Properties, Inc.*	299,805
112	Japan Real Estate Investment Corp.	913,579
11,030	Kilroy Realty Corp.	327,922
36,134	Mack-Cali Realty Corp.	1,074,264
134	Nippon Building Fund, Inc.	1,059,357
420	Parkway Properties, Inc.	6,119
1,416	Societe de la Tour Eiffel	85,153
2,354	Societe Immobiliere de Locationpour l’Industrie et le Commerce	232,307

		9,371,370

Real Estate Investment Trusts (REITs) (0.4%):
10,735	BioMed Realty Trust, Inc.	172,726
910	Lexington Corporate Properties Trust	5,469
188,501	LXB Retail Properties plc*	254,849
100,100	Metric Property Investments plc*	159,142

		592,186

Real Estate Management & Development (6.5%):
540,000	Agile Property Holdings, Ltd.	551,090
2,485,087	BGP Holdings plc*+	—
43,900	BR Properties SA	306,534
94,395	Capital & Counties Properties plc*	153,003
1,583,120	China Overseas Land & Investment, Ltd.	2,949,157
1,081,000	China Resources Land, Ltd.	2,029,839
12,919	Conwert Immobilien Invest AG	135,043

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued

819,300	Guangzhou R&F Properties Co., Ltd.	$1,036,004
434,181	Keppel Land, Ltd.	1,194,801
170,500	KWG Property Holding, Ltd.	105,003
385,000	Shimao Property Holdings, Ltd.	597,505
134,610	ST Modwen Properties plc*	370,149
162,000	Wing Tai Holdings, Ltd.	180,719

		9,608,847

Real Estate Operating Companies (9.6%):
40,100	BR Malls Participacoes SA	527,111
148,081	Brookfield Properties Corp.	2,079,057
476,643	Capital & Regional plc*	208,868
16,686	Castellum AB	151,429
35,374	Citycon Oyj	104,231
8,895	Deutsche Euroshop AG	241,889
44,588	Development Securities plc	165,859
85,080	Forest City Enterprises, Inc., Class A*	963,106
278,829	Grainger Trust plc	486,480
934,500	Hongkong Land Holdings, Ltd.	4,619,968
80,565	Hufvudstaden AB	614,770
283,022	Hysan Development Co., Ltd.	795,855
112,611	Minerva plc*	182,206
125	NTT Urban Development Corp.	98,795
30,052	Prologis European Properties*	151,042
18,716	PSP Swiss Property AG	1,119,304
448,858	Quintain Estates & Development plc*	284,485
249,975	Safestore Holdings, Ltd.	425,292
33,096	Sponda Oyj	99,518
4,094	Swiss Prime Site AG*	247,849
192,989	Unite Group plc*	499,127

		14,066,241

Residential REIT’s (7.8%):
12,460	Apartment Investment & Management Co., Class A	241,350
24,978	AvalonBay Communities, Inc.	2,332,196
13,920	Boardwalk REIT	523,946
2,040	BRE Properties, Inc.	75,337
29,225	Camden Property Trust	1,193,841
24,148	Equity Lifestyle Properties, Inc.	1,164,658
130,941	Equity Residential Properties Trust	5,452,383
40	Essex Property Trust, Inc.	3,902
18,745	Post Properties, Inc.	426,074

		11,413,687

Retail REIT’s (19.9%):
31,376	Acadia Realty Trust	527,744
401,000	CapitaMall Trust	522,006
542,971	CFS Retail Property Trust	860,126
17,814	Corio NV	865,221
16,202	Eurocommercial Properties NV	517,384
16,510	Federal Realty Investment Trust	1,160,158
252,174	Hammerson plc	1,273,821
12,860	Kite Realty Group Trust	53,755
31,313	Klepierre	859,581
94,395	Liberty International plc	435,394
17,740	Macerich Co. (The)	662,057
12,324	Mercialys SA	349,526
71,481	Regency Centers Corp.	2,458,946
81,520	RioCan	1,458,368
75,284	Simon Property Group, Inc.	6,079,183
324,000	Suntec REIT	304,276
4,865	Taubman Centers, Inc.	183,070
22,705	Unibail	3,684,581
968	Vastned Retail NV	48,680
688,368	Westfield Group	7,004,287

		29,308,164

Specialized REIT’s (8.7%):
120,903	Big Yellow Group plc	528,047
317	DiamondRock Hospitality Co.	2,606
29,880	Extendicare REIT	239,759
69,302	HCP, Inc.	2,234,989
49,196	Healthcare Realty Trust, Inc.	1,080,836
173,965	Host Hotels & Resorts, Inc.	2,345,048
3,960	LTC Properties, Inc.	96,109
8,880	Nationwide Health Properties, Inc.	317,638
790	Pebblebrook Hotel Trust*	14,892
34,898	Public Storage, Inc.	3,067,883
68,354	Senior Housing Properties Trust	1,374,599
8,597	Sovran Self Storage, Inc.	295,995
24,316	Ventas, Inc.	1,141,636

		12,740,037

Total Common Stocks (Cost $133,947,314)		143,053,528

Warrants (0.0%):
Diversified REIT’s (0.0%):
3,713	Fonciere des Regions*	2,138

Total Warrants (Cost $—)		2,138

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Investment Companies (2.1%):
3,062,376	Dreyfus Treasury Prime Cash Management, 0.00%(a)	$3,062,376

Total Investment Companies (Cost $3,062,376)		3,062,376

Total Investment Securities (Cost $137,009,690)(b) — 99.4%		146,118,042
Net other assets (liabilities) — 0.6%		831,175

Net Assets — 100.0%		$146,949,217

Percentages indicated are based on net assets as of June 30, 2010.
plc—Public Liability Company
REIT—Real Estate Investment Trust

*	Non-income producing security.
+	Security was fair valued at June 30, 2010. Security represents 0.0% of the Fund’s net assets.

(a)	The rate represents the effective yield at June 30, 2010.

(b)	Cost for federal income tax purposes is $155,158,453. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$17,783,844
Unrealized depreciation	(26,824,255)

Net unrealized depreciation	$(9,040,411)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2010:

Country	Percentage
Australia	8.2%
Austria	0.1%
Belgium	0.1%
Belize	0.2%
Bermuda	3.2%
Brazil	0.4%
Canada	2.9%
China	0.4%
Finland	0.1%
France	4.6%
Germany	0.3%
Hong Kong	18.1%
Italy	0.4%
Japan	10.3%
Luxembourg	0.1%
Netherlands	1.1%
Singapore	3.9%
Sweden	0.5%
Switzerland	0.9%
United Kingdom	7.0%
United States	37.2%

100.0%

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL
Morgan Stanley
Global Real
Estate Fund

Assets:
Investment securities, at cost	$137,009,690

Investment securities, at value	$146,118,042
Dividends receivable	371,747
Foreign currency, at value (cost $834,724)	845,874
Receivable for capital shares issued	76,742
Receivable for investments sold	534,812
Reclaims receivable	62,376
Prepaid expenses	1,125

Total Assets	148,010,718

Liabilities:
Payable for investments purchased	802,828
Payable for capital shares redeemed	53,050
Manager fees payable	111,572
Administration fees payable	12,885
Distribution fees payable	30,992
Custodian fees payable	32,056
Administrative and compliance services fees payable	1,084
Trustee fees payable	3,252
Other accrued liabilities	13,782

Total Liabilities	1,061,501

Net Assets	$146,949,217

Net Assets Consist of:
Capital	$197,155,420
Accumulated net investment income/(loss)	4,240,902
Accumulated net realized gains/(losses) from investment transactions	(63,549,306)
Net unrealized appreciation/(depreciation) on investments	9,102,201

Net Assets	$146,949,217

Shares of beneficial interest (unlimited number of shares authorized, no par value)	20,281,124
Net Asset Value (offering and redemption price per share)	$7.25

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Statement of Operations
For the Six Months Ended June 30, 2010
(Unaudited)

AZL
Morgan Stanley
Global Real
Estate Fund

Investment Income:
Dividends	$2,948,936
Foreign withholding tax	(92,109)

Total Investment Income	2,856,827

Expenses:
Manager fees	669,945
Administration fees	48,350
Distribution fees	186,096
Custodian fees	66,308
Administrative and compliance services fees	1,987
Trustees’ fees	6,250
Professional fees	10,912
Shareholder reports	9,570
Recoupment of prior expenses reimbursed by the Manager	48
Other expenses	3,509

Total expenses before reductions	1,002,975
Less expenses paid indirectly	(4,394)

Net expenses	998,581

Net Investment Income/(Loss)	1,858,246

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(1,471,421)
Change in unrealized appreciation/(depreciation) on investments	(7,481,490)

Net Realized/Unrealized Gains/(Losses) on Investments	(8,952,911)

Change in Net Assets Resulting From Operations	$(7,094,665)

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Statements of Changes in Net Assets

	AZL Morgan Stanley
	Global Real Estate Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2010	2009
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,858,246	$2,397,134
Net realized gains/(losses) on investment transactions	(1,471,421)	(32,139,468)
Change in unrealized appreciation/(depreciation) on investments	(7,481,490)	75,836,654

Change in net assets resulting from operations	(7,094,665)	46,094,320

Dividends to Shareholders:
From net investment income	—	(1,590,970)

Change in net assets resulting from dividends to shareholders	—	(1,590,970)

Capital Transactions:
Proceeds from shares issued	30,740,276	46,166,880
Proceeds from dividends reinvested	—	1,590,970
Value of shares redeemed	(21,605,265)	(35,952,459)

Change in net assets resulting from capital transactions	9,135,011	11,805,391

Change in net assets	2,040,346	56,308,741
Net Assets:
Beginning of period	144,908,871	88,600,130

End of period	$146,949,217	$144,908,871

Accumulated net investment income/(loss)	$4,240,902	$2,382,656

Share Transactions:
Shares issued	4,017,995	8,616,575
Dividends reinvested	—	213,840
Shares redeemed	(2,883,617)	(5,919,358)

Change in shares	1,134,378	2,911,057

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months				May 1, 2006 to
	Ended	Year Ended December 31,			December 31,
	June 30, 2010	2009	2008	2007	2006(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$7.57	$5.46	$10.93	$12.08	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.08	0.11	0.13	0.13	0.05
Net Realized and Unrealized Gains/ (Losses) on Investments	(0.40)	2.08	(4.91)	(1.17)	2.12

Total from Investment Activities	(0.32)	2.19	(4.78)	(1.04)	2.17

Dividends to Shareholders From:
Net Investment Income	—	(0.08)	(0.16)	(0.06)	(0.07)
Net Realized Gains	—	—	(0.53)	(0.05)	(0.02)

Total Dividends	—	(0.08)	(0.69)	(0.11)	(0.09)

Net Asset Value, End of Period	$7.25	$7.57	$5.46	$10.93	$12.08

Total Return(b) (c)	(4.23)%	40.19%	(45.83)%	(8.68)%	21.66%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$146,949	$144,909	$88,600	$157,039	$134,713
Net Investment Income/(Loss)(d)	2.50%	2.08%	1.70%	1.07%	1.00%
Expenses Before Reductions(d) (e)	1.35%	1.40%	1.43%	1.37%	1.45%
Expenses Net of Reductions(d)	1.34%	1.34%	1.36%	1.35%	1.33%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d) (f)	1.35%	1.35%	N/A	N/A	N/A
Portfolio Turnover Rate(c)	11.00%	47.65%	45.59%	46.22%	10.75%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). These Notes to the Financial Statements are for the AZL Morgan Stanley Global Real Estate Fund (the “Fund”). The Trust consists of 31 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco International Equity Fund (formerly AZL AIM International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund (formerly AZL Van Kampen Global Real Estate Fund)
•	AZL Morgan Stanley International Equity Fund (formerly AZL Van Kampen International Equity Fund)
•	AZL Morgan Stanley Mid Cap Growth Fund (formerly AZL Van Kampen Mid Cap Growth Fund)
•	AZL NACM International Growth Fund
•	AZL NFJ International Value Fund
•	AZL OCC Growth Fund
•	AZL OCC Opportunity Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Growth and Income Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. During the period ended June 30, 2010, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. As of June 30, 2010, the Fund had no outstanding foreign currency exchange contracts. The monthly average amount for these contracts was $0.1 million for the period ended June 30, 2010.

Futures Contracts

The Fund may enter into futures contracts. The Fund uses futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. During the period ended June 30, 2010, the Fund did not enter into any future contracts.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Summary of Derivative Instruments

There were no open derivative positions as of June 30, 2010.

The following is a summary of the effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2010:

Change in Unrealized
Appreciation
	Location of Gain (Loss)	Realized Gain (Loss)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Foreign Exchange Contracts	Net realized gains (losses) on securities and foreign currency transactions/ change in net unrealized appreciation/depreciation on investments	$22,735	$(875)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement, effective June 1, 2010 between the Manager and Morgan Stanley Investment Management, Inc. (“MSIM”), MSIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. Prior to June 1, 2010 the Fund was subadvised by Van Kampen Asset Management. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. The annual expense limit of the Fund is 1.35%.

For the period ended June 30, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Morgan Stanley Global Real Estate Fund	0.90%	1.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires	Expires	Expires
	12/31/2010	12/31/2011	12/31/2012
AZL Morgan Stanley Global Real Estate Fund	$27,686	$94,313	$62,970

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $2,345 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

For the period, the Fund paid approximately $231 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Exchanged traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities and are typically categorized as Level 2 in the fair value hierarchy.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Common Stocks+:
Diversified Real Estate Activities	$16,888	$35,471,859	$35,488,747
Diversified REITs	5,886,701	8,368,596	14,255,297
Health Care Providers & Services	662,405	—	662,405
Hotels, Resorts & Cruise Lines	2,477,271	—	2,477,271
Industrial REITs	1,383,597	1,055,432	2,439,029
Mortgage REITs	630,247	—	630,247
Office REITs	5,203,699	4,167,671	9,371,370
Real Estate Investment Trusts (REITs)	433,044	159,142	592,186
Real Estate Management & Development	459,537	9,149,310	9,608,847
Real Estate Operating Companies	8,189,242	5,876,999	14,066,241
Residential REITs	11,413,687	—	11,413,687
Retail REITs	12,583,281	16,724,883	29,308,164
Specialized REITs	12,211,990	528,047	12,740,037
Warrants	—	2,138	2,138
Investment Companies	3,062,376	—	3,062,376

Total Investment Securities	64,613,966	81,504,076	146,118,042

Total Investments	$64,613,966	$81,504,076	$146,118,042

*	Other financial instruments would include any derivative instruments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

As of June 30, 2010, the AZL Morgan Stanley Global Real Estate Fund held a security that was fair valued and represented 0.0% of the net assets of the Fund. The BGP Holdings plc common stock was fair valued at $0.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

5. Security Purchases and Sales

For the period ended June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Morgan Stanley Global Real Estate Fund	$28,829,831	$15,825,345

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

As of the latest tax year end December 31, 2009, the Fund had net capital loss carryforwards,, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations.

	Expires	Expires
	12/31/2016	12/31/2017
AZL Morgan Stanley Global Real Estate Fund	$17,669,697	$26,257,042

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $434,398 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2010.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2009 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Morgan Stanley Global Real Estate Fund	$1,590,970	$—	$1,590,970

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

	Undistributed		Accumulated		Total
	Ordinary	Accumulated	Capital and	Unrealized	Accumulated
	Income	Earnings	Other Losses	Depreciation(b)	Earnings (Deficit)
AZL Morgan Stanley Global Real Estate Fund	$3,041,540	$3,041,540	$(44,361,137)	$(1,791,941)	$(43,111,538)

(b)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Approval of Subadvisory Agreement (Unaudited)

At an in-person meeting held February 20, 2010, the Board of Trustees considered the recommendation of Allianz Investment Management LLC (the “Manager”) that Morgan Stanley Investment Management Inc. (“MSIM”) replace Van Kampen Asset Management (“VKAM”) as the sub-adviser to the AZL Morgan Stanley Global Real Estate Fund (the “Fund”). At the meeting, the Board reviewed materials furnished by the Manager pertaining to MSIM and approved a subadvisory agreement (the “MSIM Agreement”) between the Manager and MSIM, which became effective as to the Fund June 1, 2010.

The Manager, as investment manager of all of the outstanding series of the Trust, is charged with researching and recommending subadvisers for the Trust. The Manager has adopted policies and procedures to assist it in analyzing each subadviser with expertise in a particular asset class for purposes of making the recommendation that a specific subadviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to approve. After an investment adviser becomes a subadviser, a similarly rigorous process is instituted by the Manager to monitor and evaluate the investment performance and other responsibilities of the subadviser.

On October 19, 2009, Invesco Ltd. announced that it had entered into a definitive agreement to acquire substantially all of the retail asset management business of MSIM, including part of the asset management business of VKAM. The institutional asset management business of VKAM, which provided subadvisory services to the Fund, remained with MSIM following the sale. As a result, the VKAM Agreement terminated, necessitating a new subadvisory agreement with MSIM to take effect June 1, 2010.

In anticipation of this sale transaction, the Manager reviewed and evaluated VKAM’s management of the Fund, the known details of the expected sale and the management of the Fund expected to be provided by MSIM. The Manager considered in particular the fact that the Fund’s portfolio management team would continue to manage the Fund’s assets at MSIM. As a result, the Manager concluded that the Fund could expect little or no effective change in portfolio management services and that MSIM would provide the same portfolio management services to the Fund as was provided by VKAM.

The Board, including a majority of the independent Trustees, with the assistance of independent counsel to the independent Trustees, considered whether to approve the MSIM Agreement for the Fund in light of its experience in governing the Trust and working with the Manager and the subadvisers on matters relating to the mutual funds that are outstanding series of the Trust. The independent Trustees are those Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act, and are not employees of or affiliated with the Fund, the Manager, VKAM or MSIM. At least annually, the Board receives from experienced counsel who are independent of the Manager a memorandum discussing the legal standards for the Board’s consideration of proposed investment advisory or subadvisory agreements. In its deliberations, the Board considered all factors that the Trustees believed were relevant. The Board based its decision to approve the MSIM Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board approved the termination of the VKAM Agreement and determined that the MSIM Agreement was reasonable and in the best interests of the Fund, and approved MSIM as the Fund’s new subadviser. The Board’s decision to approve the MSIM Agreement reflects the exercise of its business judgment on whether to approve new arrangements and continue existing arrangements. In reaching this decision, the Board did not assign relative weights to factors discussed herein, or deem any one or group of them to be controlling in and of themselves.

A rule adopted by the SEC under the 1940 Act requires a discussion of certain factors relating to the selection of investment managers and subadvisers and the approval of advisory and subadvisory fees. The factors enumerated by the SEC in the rule are set forth below in italics followed by the Board’s conclusions regarding each factor.

(1) The nature, extent, and quality of services provided by the Subadviser. In deciding to approve MSIM, the Board considered the reputation, financial strength and resources of MSIM, and the experience and reputation of the portfolio management team involved with the Fund. In particular, the Board considered the fact that the Fund’s portfolio management team would remain at MSIM and that there would therefore be continuity in portfolio management. The Board determined that, based upon the Manager’s report, the proposed change to MSIM as the subadviser likely would benefit the Fund and its shareholders.

In reviewing various other matters, the Board concluded that MSIM was a recognized firm capable of competently managing the Fund; that the nature, extent and quality of services that MSIM could provide were at a level at least equal to the services provided by VKAM; that the services contemplated by the MSIM Agreement are substantially the same as those provided under the VKAM Agreement; that the MSIM Agreement contains provisions generally comparable to those of other subadvisory agreements for other mutual funds; and that MSIM is staffed with qualified personnel and had significant research capabilities.

(2) The investment performance of MSIM. The Board did not receive information about the performance of MSIM in managing comparable funds. However, the Board did consider the fact that the portfolio management team for the Fund at MSIM would be the same as the portfolio management team for the Fund at VKAM.

18

(3) The costs of services to be provided and profits to be realized by MSIM from its relationship with the Fund. The Board noted that the subadvisory fee schedule in the MSIM Agreement is the same as the subadvisory fee schedule in the VKAM Agreement.

The Board noted that the fee schedule in the MSIM Agreement was the result of arm’s-length negotiations between the Manager and MSIM. Based upon its review, the Board concluded that the fees proposed to be paid to MSIM were reasonable. As of February 20, 2010, MSIM had not begun to act as subadviser to the Fund, so no estimated profitability information for acting as subadviser to the Fund was received.

(4) and (5) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale. The Board noted that the fee schedule for the Fund does not contain breakpoints. The Board considered the possibility that MSIM, or the Manager, may realize certain economies of scale as the Fund grows larger. The Board noted that in the fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints, if any, apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which could have the effect of reducing expenses as would the implementation of advisory/subadvisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or additional advisory/subadvisory fee breakpoints as the Fund grows larger. The Board receives quarterly reports on the level of Fund assets. The Board expects to consider whether or not to reapprove the MSIM Agreement at a meeting to be held prior to December 31, 2010, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the subadvisory fee schedule should be modified to reflect such economies of scale, if any.

Having taken these factors into account, the Trustees concluded that the fee schedule in the MSIM Agreement was acceptable.

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

20

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL® Morgan Stanley
International Equity Fund
(formerly AZL® Van Kampen International Equity Fund)
Semi-Annual Report
June 30, 2010
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Approval of Subadvisory Agreement

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley International Equity Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Morgan Stanley International Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Morgan Stanley International Equity Fund	$1,000.00	$878.50	$5.45	1.17%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Morgan Stanley International Equity Fund	$1,000.00	$1,018.99	$5.86	1.17%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley International Equity Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Morgan Stanley International Equity Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
Auto Components	1.5%
Automobiles	0.6
Beverages	1.8
Chemicals	3.3
Commercial Banks	8.1
Construction Materials	3.3
Diversified Telecommunication Services	1.4
Electric Utilities	4.1
Electrical Equipment	2.7
Electronic Equipment, Instruments & Components	4.1
Food & Staples Retailing	1.4
Food Products	6.8
Household Durables	0.9
Household Products	4.2
Industrial Conglomerates	1.9
Insurance	7.2
Machinery	1.9
Marine	0.8
Media	2.5
Metals & Mining	2.5
Multi-Utilities	1.5
Oil, Gas & Consumable Fuels	7.1
Pharmaceuticals	8.4
Professional Services	1.3
Real Estate Management & Development	0.9
Semiconductors & Semiconductor Equipment	2.1
Specialty Retail	0.5
Tobacco	7.5
Trading Companies & Distributors	4.2
Wireless Telecommunication Services	3.1
Investment Companies	2.1

99.7%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley International Equity Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.6%):
Auto Components (1.5%):
353,000	NGK SPARK PLUG Co., Ltd.	$4,375,801

Automobiles (0.6%):
46,300	Toyota Motor Corp.	1,592,498

Beverages (1.8%):
140,972	Dr Pepper Snapple Group, Inc.	5,270,943

Chemicals (3.3%):
54,049	Akzo Nobel NV	2,795,517
89,200	NITTO DENKO Corp.	2,910,787
23,235	Orica, Ltd.	489,016
556,000	SUMITOMO CHEMICALl Co., Ltd.	2,147,060
157,800	TAIYO NIPPON SANSO Corp.	1,252,034

		9,594,414

Commercial Banks (8.1%):
438,425	Banco Santander SA	4,606,410
1,007,906	Barclays plc	3,995,324
192,000	Chiba Bank, Ltd. (The)	1,156,908
637,361	HSBC Holdings plc	5,813,876
59,548	Societe Generale	2,422,046
99,772	Sumitomo Mitsui Financial Group, Inc.	2,817,110
559,000	Sumitomo Trust & Banking Co., Ltd. (The)	2,844,136

		23,655,810

Construction Materials (3.3%):
229,622	CRH plc	4,805,587
73,114	Holcim, Ltd., Registered Shares	4,895,630

		9,701,217

Diversified Telecommunication Services (1.4%):
113,099	France Telecom SA	1,951,390
111,585	Telefonica SA	2,060,337

		4,011,727

Electric Utilities (4.1%):
138,736	E.ON AG	3,744,395
98,322	Electricite de France	3,736,024
274,175	Scottish & Southern Energy plc	4,544,575

		12,024,994

Electrical Equipment (2.7%):
147,104	Legrand SA	4,333,301
446,000	Mitsubishi Electric Corp.	3,474,443

		7,807,744

Electronic Equipment, Instruments & Components (4.1%):
174,500	HOYA Corp.	3,705,947
27,800	Keyence Corp.	6,396,159
32,200	TDK Corp.	1,766,577

		11,868,683

Food & Staples Retailing (1.4%):
994,007	William Morrison Supermarkets plc	3,918,198

Food Products (6.8%):
232,068	Nestle SA	11,200,912
314,781	Unilever NV	8,581,569

		19,782,481

Household Durables (0.9%):
312,100	Sekisui House, Ltd.	2,676,083

Household Products (4.2%):
132,700	Kao Corp.	3,120,010
196,599	Reckitt Benckiser Group plc	9,092,768

		12,212,778

Industrial Conglomerates (1.9%):
339,481	Smiths Group plc	5,372,232

Insurance (7.2%):
98,711	Admiral Group plc	2,063,614
846,717	AMP, Ltd.	3,680,604
1,248,868	Legal & General Group plc	1,452,885
212,400	MS&AD Insurance Group Holdings, Inc.	4,534,893
709,498	Prudential plc	5,317,042
186,300	T&D Holdings, Inc.	3,977,146

		21,026,184

Machinery (1.9%):
32,330	Vallourec SA	5,519,406

Marine (0.8%):
367,723	Mitsui O.S.K. Lines, Ltd.	2,427,162

Media (2.5%):
53,600	Asatsu-DK, Inc.	1,364,337
777,809	Reed Elsevier plc	5,741,247

		7,105,584

Metals & Mining (2.5%):
62,470	ArcelorMittal	1,661,259
161,421	BHP Billiton plc	4,176,500
1,768,705	OZ Minerals, Ltd.*	1,413,454

		7,251,213

Multi-Utilities (1.5%):
348,021	National Grid plc	2,563,341
29,340	RWE AG	1,915,371

		4,478,712

Oil, Gas & Consumable Fuels (7.1%):
293,507	BG Group plc	4,344,224
637,068	BP plc	3,059,245
59,788	Cenovus Energy, Inc.	1,539,219
37,441	EnCana Corp.	1,134,171
175,937	Eni SpA	3,229,311
241	INPEX Corp.	1,339,699

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley International Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued

34,400	OAO Gazprom, SP ADR	$647,064
372,463	Santos, Ltd.	3,908,576
31,972	Total SA	1,422,727

		20,624,236

Pharmaceuticals (8.4%):
89,500	Astellas Pharma, Inc.	2,993,616
137,697	Bayer AG	7,665,191
152,459	Novartis AG, Registered Shares	7,399,171
46,833	Roche Holding AG	6,433,366

		24,491,344

Professional Services (1.3%):
2,675,773	Hays plc	3,629,901

Real Estate Management & Development (0.9%):
187,000	Mitsubishi Estate Co., Ltd.	2,596,768

Semiconductors & Semiconductor Equipment (2.1%):
43,000	ROHM Co., Ltd.	2,568,620
63,000	Tokyo Electron, Ltd.	3,402,804

		5,971,424

Specialty Retail (0.5%):
277,695	Esprit Holdings, Ltd.	1,497,654

Tobacco (7.5%):
335,434	British American Tobacco plc	10,620,010
400,345	Imperial Tobacco Group plc	11,161,018

		21,781,028

Trading Companies & Distributors (4.2%):
311,493	Bunzl plc	3,105,889
232,400	Mitsubishi Corp.	4,843,531
142,884	Travis Perkins plc*	1,554,254
139,689	Wolseley plc*	2,730,623

		12,234,297

Wireless Telecommunication Services (3.1%):
1,923	NTT DoCoMo, Inc.	2,908,510
2,932,165	Vodafone Group plc	6,075,270

		8,983,780

Total Common Stocks (Cost $312,552,940)		283,484,296

Investment Companies (2.1%):
6,203,953	Dreyfus Treasury Prime Cash Management, 0.00%(a)	6,203,953

Total Investment Companies (Cost $6,203,953)		6,203,953

Total Investment Securities (Cost $318,756,893)(b) — 99.7%		289,688,249
Net other assets (liabilities) — 0.3%		951,513

Net Assets — 100.0%		$290,639,762

Percentages indicated are based on net assets as of June 30, 2010.

*	Non-income producing security.

ADR—American Depository Receipt

plc—Public Liability Company

(a)	The rate represents the effective yield at June 30, 2010.

(b)	Cost for federal income tax purposes is $322,078,479. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$10,316,388
Unrealized depreciation	(42,706,618)

Net unrealized depreciation	$(32,390,230)

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley International Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2010:

Country	Percentage
Australia	3.3%
Canada	0.9%
France	6.7%
Germany	4.6%
Hong Kong	0.5%
Ireland	1.7%
Italy	1.1%
Japan	25.3%
Netherlands	4.5%
Russian Federation	0.2%
Spain	2.3%
Switzerland	10.3%
United Kingdom	34.6%
United States	4.0%

100.0%

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley International Equity Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL Morgan Stanley
International
Equity Fund

Assets:
Investment securities, at cost	$318,756,893

Investment securities, at value	$289,688,249
Dividends receivable	563,014
Foreign currency, at value (cost $1,149,972)	1,161,444
Receivable for investments sold	465,139
Reclaims receivable	780,870
Prepaid expenses	2,167

Total Assets	292,660,883

Liabilities:
Payable for investments purchased	1,117,346
Payable for capital shares redeemed	586,224
Manager fees payable	197,735
Administration fees payable	15,422
Distribution fees payable	61,792
Custodian fees payable	21,631
Administrative and compliance services fees payable	1,229
Trustee fees payable	3,687
Other accrued liabilities	16,055

Total Liabilities	2,021,121

Net Assets	$290,639,762

Net Assets Consist of:
Capital	$330,256,724
Accumulated net investment income/(loss)	5,115,303
Accumulated net realized gains/(losses) from investment transactions	(15,699,602)
Net unrealized appreciation/(depreciation) on investments	(29,032,663)

Net Assets	$290,639,762

Shares of beneficial interest (unlimited number of shares authorized, no par value)	22,211,441
Net Asset Value (offering and redemption price per share)	$13.09

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley International Equity Fund
Statement of Operations
For the Six Months Ended June 30, 2010
(Unaudited)

AZL Morgan Stanley
International
Equity Fund

Investment Income:
Interest	$56
Dividends	6,571,500
Foreign withholding tax	(477,067)

Total Investment Income	6,094,489

Expenses:
Manager fees	1,587,847
Administration fees	82,810
Distribution fees	417,854
Custodian fees	61,147
Administrative and compliance services fees	3,295
Trustees’ fees	10,241
Professional fees	18,856
Shareholder reports	15,651
Other expenses	6,481

Total expenses before reductions	2,204,182
Less expenses voluntarily waived/reimbursed by the Manager	(250,713)

Net expenses	1,953,469

Net Investment Income/(Loss)	4,141,020

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(2,473,889)
Change in unrealized appreciation/(depreciation) on investments	(43,423,354)

Net Realized/Unrealized Gains/(Losses) on Investments	(45,897,243)

Change in Net Assets Resulting From Operations	$(41,756,223)

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley International Equity Fund
Statements of Changes in Net Assets

	AZL Morgan Stanley
	International Equity Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2010	2009
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$4,141,020	$3,567,805
Net realized gains/(losses) on investment transactions	(2,473,889)	19,762,263
Change in unrealized appreciation/(depreciation) on investments	(43,423,354)	26,564,764

Change in net assets resulting from operations	(41,756,223)	49,894,832

Dividends to Shareholders:
From net investment income	—	(17,672,893)

Change in net assets resulting from dividends to shareholders	—	(17,672,893)

Capital Transactions:
Proceeds from shares issued	11,326,438	21,446,121
Proceeds from shares issued in merger	—	133,760,290
Proceeds from dividends reinvested	—	17,672,893
Value of shares redeemed	(41,477,545)	(49,905,160)

Change in net assets resulting from capital transactions	(30,151,107)	122,974,144

Change in net assets	(71,907,330)	155,196,083
Net Assets:
Beginning of period	362,547,092	207,351,009

End of period	$290,639,762	$362,547,092

Accumulated net investment income/(loss)	$5,115,303	$974,283

Share Transactions:
Shares issued	760,645	1,593,435
Shares issued in merger	—	9,009,665
Dividends reinvested	—	1,232,419
Shares redeemed	(2,885,668)	(3,738,135)

Change in shares	(2,125,023)	8,097,384

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley International Equity Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended December 31,
	June 30, 2010	2009		2008	2007	2006	2005
	(Unaudited)

Net Asset Value, Beginning of Period	$14.90	$12.77		$19.57	$18.14	$15.46	$13.88

Investment Activities:
Net Investment Income/(Loss)	0.19	0.26		0.46	0.35	0.16	0.08
Net Realized and Unrealized Gains/ (Losses) on Investments	(2.00)	3.06		(5.80)	1.42	3.09	1.54

Total from Investment Activities	(1.81)	3.32		(5.34)	1.77	3.25	1.62

Dividends to Shareholders From:
Net Investment Income	—	(1.19)		(0.34)	—	(0.25)	—
Net Realized Gains	—	—		(1.12)	(0.34)	(0.32)	(0.04)

Total Dividends	—	(1.19)		(1.46)	(0.34)	(0.57)	(0.04)

Net Asset Value, End of Period	$13.09	$14.90		$12.77	$19.57	$18.14	$15.46

Total Return(a) (b)	(12.15)%	26.32%		(28.56)%	9.82%	21.25%	11.64%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$290,640	$362,547		$207,351	$413,382	$391,610	$255,583
Net Investment Income/(Loss)(c)	2.48%	1.51%		2.31%	1.71%	1.31%	1.19%
Expenses Before Reductions(c) (d)	1.32%	1.33%		1.35%	1.32%	1.32%	1.42%
Expenses Net of Reductions(c)	1.17%	1.26%		1.29%	1.32%	1.32%	1.42%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (e)	N/A	1.26%		1.30%	1.32%	1.32%	1.42%
Portfolio Turnover Rate(b)	19.27%	29.56	%(f)	27.13%	31.26%	19.43%	16.33%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(f)	Costs of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after a fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded the portfolio turnover rate would have been 153.46%.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley International Equity Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). These Notes to the Financial Statements are for the AZL Morgan Stanley International Equity Fund (the “Fund”). The Trust consists of 31 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco International Equity Fund (formerly AZL AIM International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund (formerly AZL Van Kampen Global Real Estate Fund)
•	AZL Morgan Stanley International Equity Fund (formerly AZL Van Kampen International Equity Fund)
•	AZL Morgan Stanley Mid Cap Growth Fund (formerly AZL Van Kampen Mid Cap Growth Fund)
•	AZL NACM International Growth Fund
•	AZL NFJ International Value Fund
•	AZL OCC Growth Fund
•	AZL OCC Opportunity Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Growth and Income Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley International Equity Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley International Equity Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 331/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. During the period ended June 30, 2010, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund enters into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. As of June 30, 2010, the Fund did not hold any foreign currency exchange contracts. The monthly average amount for these contracts was $38.1 million for the period ended June 30, 2010.

Futures Contracts

The Fund may enter into futures contracts. The Fund uses futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. During the period ended June 30, 2010, the Fund did not enter into any future contracts.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley International Equity Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Summary of Derivative Instruments

There were no open derivative positions as of June 30, 2010.

The following is a summary of the effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2010:

Change in Unrealized
Appreciation
	Location of Gain (Loss)	Realized Gain (Loss)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Foreign Exchange Contracts	Net realized gains (losses) on securities and foreign currency transactions/change in net unrealized appreciation/depreciation on investments	$(1,940,115)	$(492,522)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement, effective June 1, 2010 between the Manager and Morgan Stanley Investment Management, Inc. (“MSIM”), MSIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. Prior to June 1, 2010 the Fund was subadvised by Van Kampen Asset Management. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. The annual expense limit of the Fund is 1.39%.

For the period ended June 30, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Morgan Stanley International Equity Fund	0.95%	1.39%

*	The Manager voluntarily reduced the management fee to 0.80% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley International Equity Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $5,571 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley International Equity Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Exchanged traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Common Stocks:
Beverages	$5,270,943	$—	$5,270,943
Oil, Gas & Consumable Fuels	3,320,454	17,303,782	20,624,236
All Other Common Stocks+	—	257,589,117	257,589,117
Investment Companies	6,203,953	—	6,203,953

Total Investment Securities	14,795,350	274,892,899	289,688,249

Total Investments	$14,795,350	$274,892,899	$289,688,249

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley International Equity Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Morgan Stanley International Equity Fund	$62,691,137	$85,065,750

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of the latest tax year end December 31, 2009, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations.

	Expires	Expires
	12/31/2015	12/31/2016
AZL Morgan Stanley International Equity Fund	$4,478,674	$6,813,930

During the year ended December 31, 2009, the Fund utilized $8,654,570 capital loss carryforwards to offset capital gains.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2009 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Morgan Stanley International Equity Fund	$17,672,893	$—	$17,672,893

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

	Undistributed		Accumulated		Total
	Ordinary	Accumulated	Capital and	Unrealized	Accumulated
	Income	Earnings	Other Losses	Appreciation(b)	Earnings (Deficit)
AZL Morgan Stanley International Equity Fund	$3,332,762	$3,332,762	$(11,292,604)	$10,099,103	$2,139,261

(b)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Approval of Subadvisory Agreement (Unaudited)

At an in-person meeting held February 20, 2010, the Board of Trustees considered the recommendation of Allianz Investment Management LLC (the “Manager”) that Morgan Stanley Investment Management Inc. (“MSIM”) replace Van Kampen Asset Management (“VKAM”) as the sub-adviser to the AZL Morgan Stanley International Equity Fund (the “Fund”). At the meeting, the Board reviewed materials furnished by the Manager pertaining to MSIM and approved a subadvisory agreement (the “MSIM Agreement”) between the Manager and MSIM, which became effective as to the Fund June 1, 2010.

The Manager, as investment manager of all of the outstanding series of the Trust, is charged with researching and recommending subadvisers for the Trust. The Manager has adopted policies and procedures to assist it in analyzing each subadviser with expertise in a particular asset class for purposes of making the recommendation that a specific subadviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to approve. After an investment adviser becomes a subadviser, a similarly rigorous process is instituted by the Manager to monitor and evaluate the investment performance and other responsibilities of the subadviser.

On October 19, 2009, Invesco Ltd. announced that it had entered into a definitive agreement to acquire substantially all of the retail asset management business of MSIM, including part of the asset management business of VKAM. The institutional asset management business of VKAM, which provided subadvisory services to the Fund, remained with MSIM following the sale. As a result, the VKAM Agreement terminated, necessitating a new subadvisory agreement with MSIM to take effect June 1, 2010.

In anticipation of this sale transaction, the Manager reviewed and evaluated VKAM’s management of the Fund, the known details of the expected sale and the management of the Fund expected to be provided by MSIM. The Manager considered in particular the fact that the Fund’s portfolio management team would continue to manage the Fund’s assets at MSIM. As a result, the Manager concluded that the Fund could expect little or no effective change in portfolio management services and that MSIM would provide the same portfolio management services to the Fund as was provided by VKAM.

The Board, including a majority of the independent Trustees, with the assistance of independent counsel to the independent Trustees, considered whether to approve the MSIM Agreement for the Fund in light of its experience in governing the Trust and working with the Manager and the subadvisers on matters relating to the mutual funds that are outstanding series of the Trust. The independent Trustees are those Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act, and are not employees of or affiliated with the Fund, the Manager, VKAM or MSIM. At least annually, the Board receives from experienced counsel who are independent of the Manager a memorandum discussing the legal standards for the Board’s consideration of proposed investment advisory or subadvisory agreements. In its deliberations, the Board considered all factors that the Trustees believed were relevant. The Board based its decision to approve the MSIM Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board approved the termination of the VKAM Agreement and determined that the MSIM Agreement was reasonable and in the best interests of the Fund, and approved MSIM as the Fund’s new subadviser. The Board’s decision to approve the MSIM Agreement reflects the exercise of its business judgment on whether to approve new arrangements and continue existing arrangements. In reaching this decision, the Board did not assign relative weights to factors discussed herein, or deem any one or group of them to be controlling in and of themselves.

A rule adopted by the SEC under the 1940 Act requires a discussion of certain factors relating to the selection of investment managers and subadvisers and the approval of advisory and subadvisory fees. The factors enumerated by the SEC in the rule are set forth below in italics followed by the Board’s conclusions regarding each factor.

(1) The nature, extent, and quality of services provided by the Subadviser. In deciding to approve MSIM, the Board considered the reputation, financial strength and resources of MSIM, and the experience and reputation of the portfolio management team involved with the Fund. In particular, the Board considered the fact that the Fund’s portfolio management team would remain at MSIM and that there would therefore be continuity in portfolio management. The Board determined that, based upon the Manager’s report, the proposed change to MSIM as the subadviser likely would benefit the Fund and its shareholders.

In reviewing various other matters, the Board concluded that MSIM was a recognized firm capable of competently managing the Fund; that the nature, extent and quality of services that MSIM could provide were at a level at least equal to the services provided by VKAM; that the services contemplated by the MSIM Agreement are substantially the same as those provided under the VKAM Agreement; that the MSIM Agreement contains provisions generally comparable to those of other subadvisory agreements for other mutual funds; and that MSIM is staffed with qualified personnel and had significant research capabilities.

(2) The investment performance of MSIM. The Board did not receive information about the performance of MSIM in managing comparable funds. However, the Board did consider the fact that the portfolio management team for the Fund at MSIM would be the same as the portfolio management team for the Fund at VKAM.

17

(3) The costs of services to be provided and profits to be realized by MSIM from its relationship with the Fund. The Board noted that the subadvisory fee schedule in the MSIM Agreement is the same as the subadvisory fee schedule in the VKAM Agreement.

The Board noted that the fee schedule in the MSIM Agreement was the result of arm’s-length negotiations between the Manager and MSIM. Based upon its review, the Board concluded that the fees proposed to be paid to MSIM were reasonable. As of February 20, 2010, MSIM had not begun to act as subadviser to the Fund, so no estimated profitability information for acting as subadviser to the Fund was received.

(4) and (5) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale. The Board noted that the fee schedule for the Fund contains breakpoints that reduce the fee rate on assets above certain levels. The Board considered the possibility that MSIM, or the Manager, may realize certain economies of scale as the Fund grows larger. The Board noted that in the fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints, if any, apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which could have the effect of reducing expenses as would the implementation of advisory/subadvisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or additional advisory/subadvisory fee breakpoints as the Fund grows larger. The Board receives quarterly reports on the level of Fund assets. The Board expects to consider whether or not to reapprove the MSIM Agreement at a meeting to be held prior to December 31, 2010, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the subadvisory fee schedule should be modified to reflect such economies of scale, if any.

Having taken these factors into account, the Trustees concluded that the fee schedule in the MSIM Agreement was acceptable.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

19

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL® Morgan Stanley
Mid Cap Growth Fund
(formerly AZL® Van Kampen Mid Cap Growth Fund)
Semi-Annual Report
June 30, 2010
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Approval of Subadvisory Agreement

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Morgan Stanley Mid Cap Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Morgan Stanley Mid Cap Growth Fund	$1,000.00	$1,008.30	$5.48	1.10%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Morgan Stanley Mid Cap Growth Fund	$1,000.00	$1,019.34	$5.51	1.10%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Morgan Stanley Mid Cap Growth Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
Air Freight & Logistics	3.3%
Beverages	1.1
Capital Markets	2.9
Chemicals	3.0
Commercial Services & Supplies	3.5
Computers & Peripherals	2.6
Construction Materials	2.0
Distributors	3.1
Diversified Consumer Services	2.9
Diversified Financial Services	6.3
Health Care Equipment & Supplies	5.2
Hotels, Restaurants & Leisure	9.8
Household Durables	2.1
Internet & Catalog Retail	3.5
Internet Software & Services	4.1
IT Services	1.6
Life Sciences Tools & Services	4.3
Machinery	0.9
Media	3.3
Multiline Retail	0.6
Oil, Gas & Consumable Fuels	5.1
Personal Products	2.6
Pharmaceuticals	0.5
Professional Services	6.7
Software	8.6
Trading Companies & Distributors	1.6
Transportation Infrastructure	0.6
Wireless Telecommunication Services	0.9
Investment Company	5.5

98.2%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (91.6%):
Air Freight & Logistics (3.3%):
87,971	C.H. Robinson Worldwide, Inc.	$4,896,466
182,503	Expeditors International of Washington, Inc.	6,298,178

		11,194,644

Beverages (1.1%):
137,655	Coca-Cola Enterprises, Inc.	3,559,758

Capital Markets (2.9%):
164,075	Calamos Asset Management, Inc., Class A	1,522,616
80,261	Greenhill & Co., Inc.	4,906,355
80,442	T. Rowe Price Group, Inc.	3,570,820

		9,999,791

Chemicals (3.0%):
121,543	Intrepid Potash, Inc.*	2,378,596
216,017	Nalco Holding Co.	4,419,708
153,804	Rockwood Holdings, Inc.*	3,489,813

		10,288,117

Commercial Services & Supplies (3.5%):
354,886	Covanta Holding Corp.*	5,887,559
89,620	Stericycle, Inc.*	5,877,279

		11,764,838

Computers & Peripherals (2.6%):
288,382	Teradata Corp.*	8,789,883

Construction Materials (2.0%):
66,434	Martin Marietta Materials, Inc.	5,634,268
41,580	Texas Industries, Inc.	1,228,273

		6,862,541

Distributors (3.1%):
2,382,121	Li & Fung, Ltd.	10,664,310

Diversified Consumer Services (2.9%):
60,185	New Oriental Education & Technology Group, Inc., SP ADR*	5,608,640
20,067	Strayer Education, Inc.	4,171,729

		9,780,369

Diversified Financial Services (6.3%):
91,121	CIT Group, Inc.*	3,085,357
42,260	Intercontinental Exchange, Inc.*	4,776,648
252,840	Leucadia National Corp.*	4,932,908
68,613	Moody’s Corp.	1,366,771
269,756	MSCI, Inc., Class A*	7,391,315

		21,552,999

Health Care Equipment & Supplies (5.2%):
140,999	Gen-Probe, Inc.*	6,404,174
85,057	IDEXX Laboratories, Inc.*	5,179,971
13,614	Intuitive Surgical, Inc.*	4,296,851
161,766	Ironwood Pharmaceuticals, Inc.*(a)	1,863,976

		17,744,972

Hotels, Restaurants & Leisure (9.8%):
100,870	Accor SA	4,631,782
283,322	Ctrip.com International, Ltd., SP ADR*	10,641,574
377,261	Las Vegas Sands Corp.*	8,352,559
127,010	Wynn Resorts, Ltd.	9,687,053

		33,312,968

Household Durables (2.1%):
244,734	Gafisa SA, SP ADR	2,963,729
6,232	NVR, Inc.*	4,082,147

		7,045,876

Internet & Catalog Retail (3.5%):
47,747	Netflix, Inc.*	5,187,712
38,308	Priceline.com, Inc.*	6,762,894

		11,950,606

Internet Software & Services (4.1%):
159,662	Akamai Technologies, Inc.*	6,477,487
2,354,000	Alibaba.com, Ltd.	4,646,161
34,210	Equinix, Inc.*	2,778,536

		13,902,184

IT Services (1.6%):
376,759	Redecard SA	5,326,197

Life Sciences Tools & Services (4.3%):
219,808	Illumina, Inc.*	9,568,242
88,389	Techne Corp.	5,077,948

		14,646,190

Machinery (0.9%):
38,034	Schindler Holding AG	3,199,106

Media (3.3%):
110,846	Discovery Communications, Inc., Class C*	3,428,467
326,395	Groupe Aeroplan, Inc.	2,717,147
115,312	Morningstar, Inc.*	4,903,066

		11,048,680

Multiline Retail (0.6%):
32,487	Sears Holdings Corp.*	2,100,285

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Oil, Gas & Consumable Fuels (5.1%):
86,751	Petrohawk Energy Corp.*	$1,472,164
153,119	Range Resources Corp.	6,147,728
222,738	Ultra Petroleum Corp.*	9,856,157

		17,476,049

Personal Products (2.6%):
177,873	Mead Johnson Nutrition Co., Class A	8,914,995

Professional Services (6.7%):
94,042	Corporate Executive Board Co.	2,470,483
74,045	IHS, Inc., Class A*	4,325,709
320,886	Intertek Group plc	6,862,023
305,820	Verisk Analytics, Inc., Class A*	9,144,018

		22,802,233

Software (8.6%):
151,628	Autodesk, Inc.*	3,693,658
183,663	Red Hat, Inc.*	5,315,207
82,748	Rovi Corp.*	3,136,977
117,015	Salesforce.com, Inc.*	10,042,228
193,706	Solera Holdings, Inc.	7,012,157

		29,200,227

Trading Companies & Distributors (1.6%):
106,391	Fastenal Co.	5,339,764

Wireless Telecommunication Services (0.9%):
37,906	Millicom International Cellular SA	3,073,040

Total Common Stocks (Cost $291,887,451)		311,540,622

Preferred Stock (0.5%):
Pharmaceuticals (0.5%):
162,545	Ironwood Pharmaceuticals, Inc.(a) (b)	1,872,952

Shares or
Principal		Fair
Amount		Value
Total Preferred Stocks (Cost $1,950,540)		$1,872,952

Private Placement (0.6%):
Transportation Infrastructure (0.6%):
682,027	Better Place LLC(a) (b)	2,046,081

Total Private Placement (Cost $2,046,081)		2,046,081

Investment Companies (5.5%):
18,595,084	Dreyfus Treasury Prime Cash Management, 0.00%(c)	18,595,084

Total Investment Companies (Cost $18,595,084)		18,595,084

Total Investment Securities (Cost $314,479,156)(d) — 98.2%		334,054,739
Net other assets (liabilities) — 1.8%		6,197,056

Net Assets — 100.0%		$340,251,795

Percentages indicated are based on net assets as of June 30, 2010.

*	Non-income producing security.

ADR—American Depository Receipt

LLC—Limited Liability Company

plc—Public Liability Company

(a)	Security was fair valued as of June 30, 2010. Represents 1.70% of the net assets of the Fund.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2010, these securities represent 1.1% of the net assets of the Fund.

(c)	The rate represents the effective yield at June 30, 2010.

(d)	Cost for federal income tax purposes is $317,846,038. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$51,375,961
Unrealized depreciation	(35,167,260)

Net unrealized appreciation	$16,208,701

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2010:

Country	Percentage
Brazil	2.5%
Canada	3.8%
Cayman Islands	4.8%
China	1.4%
France	1.4%
Hong Kong	3.2%
Luxembourg	0.9%
Switzerland	1.0%
United Kingdom	2.1%
United States	78.9%

100.0%

As of June 30, 2010 the Fund’s open foreign currency exchange contracts were as follows:

					Unrealized
		Delivery	Contract	Fair	Appreciation/
Long Contracts	Counterparty	Date	Amount	Value	(Depreciation)
Receive 201,467 Swiss Francs in exchange for U.S. Dollars	UBS Warburg	7/1/10	$185,227	$186,976	$1,749
Receive 681,445 Swiss Francs in exchange for U.S. Dollars	UBS Warburg	7/2/10	630,641	632,432	1,791

					$3,540

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL
Morgan Stanley
Mid Cap
Growth Fund

Assets:
Investment securities, at cost	$314,479,156

Investment securities, at value	$334,054,739
Dividends receivable	113,781
Foreign currency, at value (cost $32,584)	32,584
Receivable for capital shares issued	115,951
Receivable for investments sold	8,983,438
Unrealized appreciation on foreign currency contracts	3,540
Prepaid expenses	2,776

Total Assets	343,306,809

Liabilities:
Payable for investments purchased	2,666,421
Payable for capital shares redeemed	12,066
Manager fees payable	224,826
Administration fees payable	16,873
Distribution fees payable	73,572
Custodian fees payable	10,832
Administrative and compliance services fees payable	3,019
Trustee fees payable	8,922
Other accrued liabilities	38,483

Total Liabilities	3,055,014

Net Assets	$340,251,795

Net Assets Consist of:
Capital	$372,168,473
Accumulated net investment income/(loss)	(519,044)
Accumulated net realized gains/(losses) from investment transactions	(50,973,223)
Net unrealized appreciation/(depreciation) on investments	19,575,589

Net Assets	$340,251,795

Shares of beneficial interest (unlimited number of shares authorized, no par value)	31,256,311
Net Asset Value (offering and redemption price per share)	$10.89

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Statement of Operations
For the Six Months Ended June 30, 2010
(Unaudited)

AZL
Morgan Stanley
Mid Cap
Growth Fund

Investment Income:
Dividends	$1,567,486
Foreign withholding tax	(67,212)

Total Investment Income	1,500,274

Expenses:
Manager fees	1,461,792
Administration fees	82,060
Distribution fees	453,549
Custodian fees	16,421
Administrative and compliance services fees	4,296
Trustees’ fees	13,497
Professional fees	23,694
Shareholder reports	20,649
Other expenses	8,333

Total expenses before reductions	2,084,291
Less expenses voluntarily waived/reimbursed by the Manager	(76,350)
Less expenses paid indirectly	(8,322)

Net expenses	1,999,619

Net Investment Income/(Loss)	(499,345)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	12,370,904
Change in unrealized appreciation/(depreciation) on investments	(9,022,653)

Net Realized/Unrealized Gains/(Losses) on Investments	3,348,251

Change in Net Assets Resulting From Operations	$2,848,906

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Statements of Changes in Net Assets

	AZL Morgan Stanley
	Mid Cap Growth Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2010	2009
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$(499,345)	$(519,735)
Net realized gains/(losses) on investment transactions	12,370,904	(3,835,608)
Change in unrealized appreciation/(depreciation) on investments	(9,022,653)	133,599,248

Change in net assets resulting from operations	2,848,906	129,243,905

Capital Transactions:
Proceeds from shares issued	38,044,609	59,094,846
Value of shares redeemed	(55,488,028)	(63,139,630)

Change in net assets resulting from capital transactions	(17,443,419)	(4,044,784)

Change in net assets	(14,594,513)	125,199,121
Net Assets:
Beginning of period	354,846,308	229,647,187

End of period	$340,251,795	$354,846,308

Accumulated net investment income/(loss)	$(519,044)	$(19,699)

Share Transactions:
Shares issued	3,322,527	7,070,544
Shares redeemed	(4,925,168)	(7,758,560)

Change in shares	(1,602,641)	(688,016)

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended December 31,
	June 30, 2010	2009	2008	2007	2006	2005
	(Unaudited)

Net Asset Value, Beginning of Period	$10.80	$6.85	$15.59	$13.48	$12.75	$10.95

Investment Activities:
Net Investment Income/(Loss)	(0.02)	(0.02)	— (a)	0.03	— (a)	(0.05)
Net Realized and Unrealized Gains/(Losses) on Investments	0.11	3.97	(7.01)	2.89	1.14	1.97

Total from Investment Activities	0.09	3.95	(7.01)	2.92	1.14	1.92

Dividends to Shareholders From:
Net Investment Income	—	—	(0.03)	— (a)	—	—
Net Realized Gains	—	—	(1.69)	(0.81)	(0.41)	(0.12)
Return of Capital	—	—	(0.01)	—	—	—

Total Dividends	—	—	(1.73)	(0.81)	(0.41)	(0.12)

Net Asset Value, End of Period	$10.89	$10.80	$6.85	$15.59	$13.48	$12.75

Total Return(b) (c)	0.83%	57.66%	(48.52)%	22.19%	9.21%	17.54%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$340,252	$354,846	$229,647	$559,566	$305,006	$228,828
Net Investment Income/(Loss)(d)	(0.28)%	(0.18)%	(0.07)%	0.31%	0.04%	(0.63)%
Expenses Before Reductions(e) (d)	1.15%	1.17%	1.15%	1.18%	1.21%	1.30%
Expenses Net of Reductions(d)	1.10%	1.11%	1.10%	1.12%	1.16%	1.24%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d) (f)	1.11%	1.13%	1.11%	1.14%	1.18%	1.30%
Portfolio Turnover Rate(c)	17.49%	39.79%	41.17%	72.41%	70.25%	83.78%

(a)	Amount less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). These Notes to the Financial Statements are for the AZL Morgan Stanley Mid Cap Growth Fund (the “Fund”). The Trust consists of 31 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco International Equity Fund (formerly AZL AIM International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund (formerly AZL Van Kampen Global Real Estate Fund)
•	AZL Morgan Stanley International Equity Fund (formerly AZL Van Kampen International Equity Fund)
•	AZL Morgan Stanley Mid Cap Growth Fund (formerly AZL Van Kampen Mid Cap Growth Fund)
•	AZL NACM International Growth Fund
•	AZL NFJ International Value Fund
•	AZL OCC Growth Fund
•	AZL OCC Opportunity Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Growth and Income Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. During the period ended June 30, 2010, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund enters into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The contract amount of foreign currency exchange contracts outstanding was $0.8 million as of June 30, 2010. The monthly average amount for these contracts was $0.8 million for the period ended June 30, 2010.

Futures Contracts

The Fund may enter into futures contracts. The Fund uses futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. During the period ended June 30, 2010, the Fund did not enter into any future contracts.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair value of Derivative Instruments as of June 30, 2010:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Foreign Exchange Contracts	Unrealized appreciation on foreign currency contracts	$3,540	Unrealized depreciation on foreign currency contracts	$—

*	Total Fair Value is presented by Primary Risk Exposure. For foreign currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/depreciation (for liability derivatives).

The following is a summary of the effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2010:

Change in Unrealized
Appreciation
	Location of Gain (Loss)	Realized Gain (Loss)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Foreign Exchange Contracts	Net realized gains (losses) on securities and foreign currency transactions/change in unrealized appreciation/depreciation on investments	$3,208	$3,540

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement, effective June 1, 2010 between the Manager and Morgan Stanley Investment Management, Inc. (“MSIM”), MSIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. Prior to June 1, 2010 the Fund was subadvised by Van Kampen Asset Management. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. The annual expense limit of the Fund is 1.30%.

The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $100 million in assets at 0.85%, the next $150 million in assets at 0.80%, the next $250 million in assets at 0.775% and assets above $500 million at 0.75%. The Manager voluntarily reduced the management fees as follows: the first $100 million of assets at 0.80% and assets above $100 million at 0.75%. The Manager reserves the right to stop reducing the management fee at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $5,753 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

For the period, the Fund paid approximately $805 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Exchanged traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities and are typically categorized as Level 2 in the fair value hierarchy.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Distributors	$—	$10,664,310	$—	$10,664,310
Health Care Equipment & Supplies	15,880,996	1,863,976	—	17,744,972
Hotels, Restaurants & Leisure	28,681,186	4,631,782	—	33,312,968
Internet Software & Services	9,256,023	4,646,161	—	13,902,184
Machinery	—	3,199,106	—	3,199,106
Professional Services	15,940,210	6,862,023	—	22,802,233
All Other Common Stocks+	209,914,849	—	—	209,914,849
Preferred Stocks	—	—	1,872,952	1,872,952
Private Placements	—	—	2,046,081	2,046,081
Investment Companies	18,595,084	—	—	18,595,084

Total Investment Securities	298,268,348	31,867,358	3,919,033	334,054,739

Other Financial Instruments:*
Foreign Currency Exchange Contracts	—	3,540	—	3,540

Total Investments	$298,268,348	$31,870,898	$3,919,033	$334,058,279

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

As of June 30, 2010, the AZL Morgan Stanley Mid Cap Growth Fund held securities that were fair valued and represented 1.7% of the net assets of the Fund. The inputs used to fair value the Ironwood Pharmaceuticals, Inc. preferred stock included a discount applied to the closing price. The inputs used to fair value the Better Place LLC private placement included the negotiated arms length price set by the lead investor.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investment	Other Financial
AZL Morgan Stanley Mid Cap Growth Fund	Securities**	Instruments*
Balance as of December 31, 2009	$3,575,990	$—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	(1,703,038)	—
Net purchases/(sales)	2,046,081	—
Transfers in (out) of Level 3	—	—

Balance as of June 30, 2010	$3,919,033	$—

Net change in unrealized appreciation/(depreciation) attributable to level 3

investments still held at June 30, 2010	$(77,588)	$—

*	Other financial instruments would include any derivative instruments, such as futures, contracts and foreign currency contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

**	Private Placement – Transportation Infrastructure; Preferred Stock – Pharmaceuticals

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Morgan Stanley Mid Cap Growth Fund	$61,666,685	$99,716,526

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At June 30, 2010, the Fund held restricted securities representing 1.1% of net assets all of which have been deemed illiquid. The restricted illiquid securities held as of June 30, 2010 are identified below:

	Acquisition	Acquisition		Fair
Security	Date	Cost	Shares	Value
Ironwood Pharmaceuticals, Inc. (Preferred Stocks)	9/11/08	$1,950,540	162,545	$1,872,952
Better Place LLC (Private Placement)	1/25/10	$2,046,081	682,022	$2,046,081

7. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

At June 30, 2010 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations.

	Expires	Expires
	12/31/2016	12/31/2017
AZL Morgan Stanley Mid Cap Growth Fund	$21,804,263	$38,209,083

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $53,487 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2010.

As of the latest tax year end December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

	Accumulated		Total
	Capital and	Unrealized	Accumulated
	Other Losses	Appreciation(a)	Earnings (Deficit)
AZL Morgan Stanley Mid Cap Growth Fund	$(60,066,833)	$25,301,249	$(34,765,584)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Approval of Subadvisory Agreement (Unaudited)

At an in-person meeting held February 20, 2010, the Board of Trustees considered the recommendation of Allianz Investment Management LLC (the “Manager”) that Morgan Stanley Investment Management Inc. (“MSIM”) replace Van Kampen Asset Management (“VKAM”) as the sub-adviser to the AZL Morgan Stanley Mid Cap Growth Fund (the “Fund”). At the meeting, the Board reviewed materials furnished by the Manager pertaining to MSIM and approved a subadvisory agreement (the “MSIM Agreement”) between the Manager and MSIM, which became effective as to the Fund June 1, 2010.

The Manager, as investment manager of all of the outstanding series of the Trust, is charged with researching and recommending subadvisers for the Trust. The Manager has adopted policies and procedures to assist it in analyzing each subadviser with expertise in a particular asset class for purposes of making the recommendation that a specific subadviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to approve. After an investment adviser becomes a subadviser, a similarly rigorous process is instituted by the Manager to monitor and evaluate the investment performance and other responsibilities of the subadviser.

On October 19, 2009, Invesco Ltd. announced that it had entered into a definitive agreement to acquire substantially all of the retail asset management business of MSIM, including part of the asset management business of VKAM. The institutional asset management business of VKAM, which provided subadvisory services to the Fund, remained with MSIM following the sale. As a result, the VKAM Agreement terminated, necessitating a new subadvisory agreement with MSIM to take effect June 1, 2010.

In anticipation of this sale transaction, the Manager reviewed and evaluated VKAM’s management of the Fund, the known details of the expected sale and the management of the Fund expected to be provided by MSIM. The Manager considered in particular the fact that the Fund’s portfolio management team would continue to manage the Fund’s assets at MSIM. As a result, the Manager concluded that the Fund could expect little or no effective change in portfolio management services and that MSIM would provide the same portfolio management services to the Fund as was provided by VKAM.

The Board, including a majority of the independent Trustees, with the assistance of independent counsel to the independent Trustees, considered whether to approve the MSIM Agreement for the Fund in light of its experience in governing the Trust and working with the Manager and the subadvisers on matters relating to the mutual funds that are outstanding series of the Trust. The independent Trustees are those Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act, and are not employees of or affiliated with the Fund, the Manager, VKAM or MSIM. At least annually, the Board receives from experienced counsel who are independent of the Manager a memorandum discussing the legal standards for the Board’s consideration of proposed investment advisory or subadvisory agreements. In its deliberations, the Board considered all factors that the Trustees believed were relevant. The Board based its decision to approve the MSIM Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board approved the termination of the VKAM Agreement and determined that the MSIM Agreement was reasonable and in the best interests of the Fund, and approved MSIM as the Fund’s new subadviser. The Board’s decision to approve the MSIM Agreement reflects the exercise of its business judgment on whether to approve new arrangements and continue existing arrangements. In reaching this decision, the Board did not assign relative weights to factors discussed herein, or deem any one or group of them to be controlling in and of themselves.

A rule adopted by the SEC under the 1940 Act requires a discussion of certain factors relating to the selection of investment managers and subadvisers and the approval of advisory and subadvisory fees. The factors enumerated by the SEC in the rule are set forth below in italics followed by the Board’s conclusions regarding each factor.

(1) The nature, extent, and quality of services provided by the Subadviser. In deciding to approve MSIM, the Board considered the reputation, financial strength and resources of MSIM, and the experience and reputation of the portfolio management team involved with the Fund. In particular, the Board considered the fact that the Fund’s portfolio management team would remain at MSIM and that there would therefore be continuity in portfolio management. The Board determined that, based upon the Manager’s report, the proposed change to MSIM as the subadviser likely would benefit the Fund and its shareholders.

In reviewing various other matters, the Board concluded that MSIM was a recognized firm capable of competently managing the Fund; that the nature, extent and quality of services that MSIM could provide were at a level at least equal to the services provided by VKAM; that the services contemplated by the MSIM Agreement are substantially the same as those provided under the VKAM Agreement; that the MSIM Agreement contains provisions generally comparable to those of other subadvisory agreements for other mutual funds; and that MSIM is staffed with qualified personnel and had significant research capabilities.

(2) The investment performance of MSIM. The Board did not receive information about the performance of MSIM in managing comparable funds. However, the Board did consider the fact that the portfolio management team for the Fund at MSIM would be the same as the portfolio management team for the Fund at VKAM.

18

(3) The costs of services to be provided and profits to be realized by MSIM from its relationship with the Fund. The Board noted that the subadvisory fee schedule in the MSIM Agreement is the same as the subadvisory fee schedule in the VKAM Agreement.

The Board noted that the fee schedule in the MSIM Agreement was the result of arm’s-length negotiations between the Manager and MSIM. Based upon its review, the Board concluded that the fees proposed to be paid to MSIM were reasonable. As of February 20, 2010, MSIM had not begun to act as subadviser to the Fund, so no estimated profitability information for acting as subadviser to the Fund was received.

(4) and (5) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale. The Board noted that the fee schedule for the Fund contains breakpoints that reduce the fee rate on assets above certain levels. The Board considered the possibility that MSIM, or the Manager, may realize certain economies of scale as the Fund grows larger. The Board noted that in the fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints, if any, apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which could have the effect of reducing expenses as would the implementation of advisory/subadvisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or additional advisory/subadvisory fee breakpoints as the Fund grows larger. The Board receives quarterly reports on the level of Fund assets. The Board expects to consider whether or not to reapprove the MSIM Agreement at a meeting to be held prior to December 31, 2010, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the subadvisory fee schedule should be modified to reflect such economies of scale, if any.

Having taken these factors into account, the Trustees concluded that the fee schedule in the MSIM Agreement was acceptable.

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

20

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL® NACM International Growth Fund
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL NACM International Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL NACM International Growth Fund	$1,000.00	$896.70	$6.82	1.45%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL NACM International Growth Fund	$1,000.00	$1,017.60	$7.25	1.45%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL NACM International Growth Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
Automobiles	5.6%
Beverages	4.2
Biotechnology	0.9
Capital Markets	1.1
Chemicals	2.9
Commercial Banks	11.2
Communications Equipment	1.7
Computers & Peripherals	1.3
Electric Utilities	2.6
Electrical Equipment	1.1
Electronic Equipment, Instruments & Components	1.3
Energy Equipment & Services	2.1
Food Products	5.1
Health Care Equipment & Supplies	2.4
Health Care Providers & Services	2.4
Household Products	1.9
Industrial Conglomerates	6.4
Insurance	1.4
Internet Software & Services	0.8
Life Sciences Tools & Services	1.4
Machinery	5.2
Media	1.8
Metals & Mining	6.4
Office Electronics	1.0
Oil, Gas & Consumable Fuels	2.4
Pharmaceuticals	5.5
Real Estate Management & Development	4.6
Semiconductors & Semiconductor Equipment	6.9
Software	1.4
Textiles, Apparel & Luxury Goods	2.8
Tobacco	1.7
Trading Companies & Distributors	1.0
Wireless Telecommunication Services	1.5

100.0%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Growth Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (100.0%):
Automobiles (5.6%):
1,521	Bayerische Motoren Werke AG (BMW)	$73,706
3,400	Honda Motor Co.	98,758
917	Hyundai Motor Co.	107,434

		279,898

Beverages (4.2%):
1,471	Anheuser-Busch InBev NV	70,650
1,598	Heineken NV	67,730
919	Pernod Ricard SA	71,082

		209,462

Biotechnology (0.9%):
1,623	CSL, Ltd.	44,251

Capital Markets (1.1%):
1,476	Credit Suisse Group AG	55,492

Chemicals (2.9%):
29,599	Incitec Pivot, Ltd.	67,091
2,650	Umicore	76,670

		143,761

Commercial Banks (11.2%):
11,895	Barclays plc	47,152
1,314	BNP Paribas, Inc.	70,152
45,000	BOC Hong Kong Holdings, Ltd.	102,294
46,600	CIMB Group Holdings Bhd	100,463
8,000	DBS Group Holdings, Ltd.	77,586
10,089	HSBC Holdings plc	92,030
16,100	Mitsubishi UFJ Financial Group, Inc.	72,996

		562,673

Communications Equipment (1.7%):
7,642	Telefonaktiebolaget LM Ericsson, B Shares	85,116

Computers & Peripherals (1.3%):
1,788	Gemalto NV	66,880

Electric Utilities (2.6%):
9,000	Hongkong Electric Holdings, Ltd.	53,570
2,900	Tokyo Electric Power Co., Inc. (The)	78,959

		132,529

Electrical Equipment (1.1%):
2,837	Tognum AG	52,895

Electronic Equipment, Instruments & Components (1.3%):
800	Nidec Corp.	67,015

Energy Equipment & Services (2.1%):
3,717	Petrofac, Ltd.	65,350
1,374	Saipem SpA	41,752

		107,102

Food Products (5.1%):
1,434	Danone SA	76,569
3,702	Nestle SA	178,680

		255,249

Health Care Equipment & Supplies (2.4%):
1,269	Essilor International SA Cie Generale d’Optique	75,548
2,000	Olympus Co., Ltd.	47,347

		122,895

Health Care Providers & Services (2.4%):
1,189	Fresenius Medical Care AG & Co. KGaA	64,331
15,200	Sinopharm Group Co., Ltd., H Shares	55,427

		119,758

Household Products (1.9%):
2,041	Reckitt Benckiser Group plc	94,397

Industrial Conglomerates (6.4%):
1,400	DISCO Corp.	88,806
4,082	Koninklijke Philips Electronics NV	121,659
1,254	Siemens AG	112,446

		322,911

Insurance (1.4%):
2,700	Tokio Marine Holdings, Inc.	70,737

Internet Software & Services (0.8%):
600	Baidu, Inc., SP ADR*	40,848

Life Sciences Tools & Services (1.4%):
3,600	QIAGEN NV*	69,271

Machinery (5.2%):
1,000	Fanuc, Ltd.	112,209
2,500	Komatsu, Ltd.	45,183
8,000	NSK, Ltd.	55,655
296	Vallourec SA	50,534

		263,581

Media (1.8%):
2,732	Eutelsat Communications	91,261

Metals & Mining (6.4%):
1,600	Barrick Gold Corp.	72,641
1,501	Rio Tinto, Ltd.	83,107
3,600	Usinas Siderurgicas de Minas Gerais SA	96,359
2,860	Vale SA, SP ADR	69,641

		321,748

Office Electronics (1.0%):
1,300	Canon, Inc.	48,476

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Oil, Gas & Consumable Fuels (2.4%):
4,715	BG Group plc	$69,787
3,259	Tullow Oil plc	48,539

		118,326

Pharmaceuticals (5.5%):
1,675	Novo Nordisk A/S, B Shares	135,136
4,010	Shire plc	81,497
1,200	Teva Pharmaceutical Industries, Ltd., SP ADR	62,388

		279,021

Real Estate Management & Development (4.6%):
3,000	Mitsubishi Estate Co., Ltd.	41,659
9,000	Sun Hung Kai Properties, Ltd.	122,375
14,000	Wharf Holdings, Ltd. (The)	67,775

		231,809

Semiconductors & Semiconductor Equipment (6.9%):
1,789	Aixtron AG	42,457
22,215	ARM Holdings plc	91,900
3,143	ASML Holding NV	86,301
16,347	Infineon Technologies AG*	94,793
3,400	Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	33,184

		348,635

Software (1.4%):
2,923	Temenos Group AG*	70,347

Textiles, Apparel & Luxury Goods (2.8%):
1,399	Adidas AG	67,688
2,157	Compagnie Financiere Richemont SA, Class A	75,068

		142,756

Tobacco (1.7%):
2,640	British American Tobacco plc	83,584

Trading Companies & Distributors (1.0%):
2,400	Mitsubishi Corp.	50,019

Wireless Telecommunication Services (1.5%):
36,331	Vodafone Group plc	75,276

Total Common Stocks (Cost $5,364,073)		5,027,979

Total Investment Securities (Cost $5,364,073)(a) — 100.0%		5,027,979
Net other assets (liabilities) — 0.0%		1,427

Net Assets — 100.0%		$5,029,406

Percentages indicated are based on net assets as of June 30, 2010.

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $5,375,431. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$140,279
Unrealized depreciation	(487,731)

Net unrealized depreciation	$(347,452)

ADR—American Depository Receipt

plc—Public Liability Company

As of June 30, 2010 the Fund’s open foreign currency exchange contracts were as follows:

					Unrealized
		Delivery	Contract	Fair	Appreciation/
Long Contracts	Counterparty	Date	Amount	Value	(Depreciation)
Receive 37,557 Australian Dollars in exchange for U.S. Dollars	Merrill Lynch	7/1/10	$32,738	$31,604	$(1,134)
Receive 3,419,036 Japanese Yen in exchange for U.S. Dollars	Northern Trust Company	7/1/10	38,250	38,677	427
Receive 1,217,336 Japanese Yen in exchange for U.S. Dollars	Northern Trust Company	7/2/10	13,754	13,771	17
Receive 2,428,085 Japanese Yen in exchange for U.S. Dollars	BBH	7/6/10	27,416	27,470	54

					$(636)

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

					Unrealized
		Delivery	Contract	Fair	Appreciation/
Short Contracts	Counterparty	Date	Amount	Value	(Depreciation)
Deliver 4,618,945 Japanese Yen in exchange for U.S. Dollars	Northern Trust Company	7/1/10	$51,673	$52,251	$(578)
Deliver 3,915,747 Japanese Yen in exchange for U.S. Dollars	Brown Brothers Harriman	7/6/10	44,214	44,301	(87)

					$(665)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2010:

Country	Percentage
Australia	3.9%
Belgium	2.9%
Brazil	3.3%
Canada	1.4%
Cayman Islands	0.8%
Denmark	2.7%
France	10.0%
Germany	10.1%
Hong Kong	8.0%
Israel	1.2%
Italy	0.8%
Japan	17.5%
Malaysia	2.0%
Netherlands	6.9%
South Korea	2.1%
Singapore	1.5%
Sweden	1.7%
Switzerland	7.6%
Taiwan	0.7%
United Kingdom	14.9%

100.0%

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Growth Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL NACM
International
Growth Fund

Assets:
Investment securities, at cost	$5,364,073

Investment securities, at value	$5,027,979
Dividends receivable	7,358
Foreign currency, at value (cost $3,211)	3,210
Receivable for investments sold	286,857
Unrealized appreciation on foreign currency contracts	498
Reclaims receivable	3,941
Prepaid expenses	3

Total Assets	5,329,846

Liabilities:
Cash overdraft	15,855
Unrealized depreciation on foreign currency contracts	1,799
Payable for investments purchased	263,721
Payable for capital shares redeemed	6,272
Manager fees payable	1,305
Administration fees payable	4,451
Distribution fees payable	1,106
Custodian fees payable	5,408
Administrative and compliance services fees payable	32
Trustee fees payable	85
Other accrued liabilities	406

Total Liabilities	300,440

Net Assets	$5,029,406

Net Assets Consist of:
Capital	$5,579,029
Accumulated net investment income/(loss)	32,011
Accumulated net realized gains/(losses) from investment transactions	(245,478)
Net unrealized appreciation/(depreciation) on investments	(336,156)

Net Assets	$5,029,406

Shares of beneficial interest (unlimited number of shares authorized, no par value)	552,040
Net Asset Value (offering and redemption price per share)	$9.11

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Growth Fund
Statement of Operations
For the Six Months Ended June 30, 2010
(Unaudited)

AZL NACM
International
Growth Fund

Investment Income:
Dividends	$78,841
Foreign withholding tax	(6,387)

Total Investment Income	72,454

Expenses:
Manager fees	25,744
Administration fees	16,741
Distribution fees	7,151
Custodian fees	15,155
Administrative and compliance services fees	85
Trustees’ fees	268
Professional fees	460
Shareholder reports	406
Other expenses	82

Total expenses before reductions	66,092
Less expenses waived/reimbursed by the Manager	(24,617)
Less expenses paid indirectly	(83)

Net expenses	41,392

Net Investment Income/(Loss)	31,062

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(217,952)
Change in unrealized appreciation/(depreciation) on investments	(446,780)

Net Realized/Unrealized Gains/(Losses) on Investments	(664,732)

Change in Net Assets Resulting From Operations	$(633,670)

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Growth Fund
Statements of Changes in Net Assets

	AZL NACM
	International Growth Fund
	For the	October 23,
	Six Months	2009 to
	Ended	December 31,
	June 30, 2010	2009(a)
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$31,062	$(687)
Net realized gains/(losses) on investment transactions	(217,952)	(28,342)
Change in unrealized appreciation/(depreciation) on investments	(446,780)	110,624

Change in net assets resulting from operations	(633,670)	81,595

Capital Transactions:
Proceeds from shares issued	992,916	5,301,035
Value of shares redeemed	(712,357)	(113)

Change in net assets resulting from capital transactions	280,559	5,300,922

Change in net assets	(353,111)	5,382,517
Net Assets:
Beginning of period	5,382,517	—

End of period	$5,029,406	$5,382,517

Accumulated net investment income/(loss)	$32,011	$949

Share Transactions:
Shares issued	97,882	529,937
Shares redeemed	(75,768)	(11)

Change in shares	22,114	529,926

(a)	Period from commencement of operations.

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Growth Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

		October 23,
	Six Months	2009 to
	Ended	December 31,
	June 30, 2010	2009(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.16	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.06	— (b)
Net Realized and Unrealized Gains/(Losses) on Investments	(1.11)	0.16

Total from Investment Activities	(1.05)	0.16

Net Asset Value, End of Period	$9.11	$10.16

Total Return(c) (d)	(10.33)%	1.60%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$5,029	$5,383
Net Investment Income/(Loss)(e)	1.09%	(0.07)%
Expenses Before Reductions(e) (f)	2.31%	2.16%
Expenses Net of Reductions(e)	1.45%	1.45%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e) (g)	1.45%	N/A
Portfolio Turnover Rate(d)	64.19%	12.75%

(a)	Period from commencement of operations.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Growth Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). These Notes to the Financial Statements are for the AZL NACM International Growth Fund (the “Fund”). The Trust consists of 31 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco International Equity Fund (formerly AZL AIM International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund (formerly AZL Van Kampen Global Real Estate Fund)
•	AZL Morgan Stanley International Equity Fund (formerly AZL Van Kampen International Equity Fund)
•	AZL Morgan Stanley Mid Cap Growth Fund (formerly AZL Van Kampen Mid Cap Growth Fund)
•	AZL NACM International Growth Fund
•	AZL NFJ International Value Fund
•	AZL OCC Growth Fund
•	AZL OCC Opportunity Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Growth and Income Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

simultaneously seeking to earn income on the investment of cash collateral received. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. During the period ended June 30, 2010, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The contract amount of foreign currency exchange contracts outstanding was $0.2 million as of June 30, 2010. The monthly average amount for these contracts was $0.1 million for the period ended June 30, 2010.

Futures Contracts

The Fund may enter into futures contracts. The Fund uses futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. During the period ended June 30, 2010, the Fund did not enter into any future contracts.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair value of Derivative Instruments as of June 30, 2010:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Foreign Exchange Contracts	Unrealized appreciation on foreign currency contracts	$498	Unrealized depreciation on foreign currency contracts	$1,799

*	Total Fair Value is presented by Primary Risk Exposure. For foreign currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/depreciation (for liability derivatives).

The following is a summary of the effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2010:

Change in Unrealized
Appreciation
	Location of Gain (Loss)	Realized Gain (Loss)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Foreign Exchange Contracts	Net realized gains (losses) on securities and foreign currency transactions/change in unrealized appreciation/depreciation on investments	$(10,257)	$(1,301)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an affiliated money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Nicholas — Applegate Capital Management LLC (“NACM”), NACM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. The annual expense limit of the Fund is 1.45%.

For the period ended June 30, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
NACM International Growth Fund	0.90%	1.45%

*	The Manager voluntarily reduced the management fee to 0.80%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires	Expires
	12/31/2012	12/31/2013
AZL NACM International Growth Fund	$6,014	$21,801

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $91 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Exchanged traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities and are typically categorized as Level 2 in the fair value hierarchy.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Common Stocks:
Internet Software & Services	$40,848	$—	$40,848
Metals & Mining	238,641	83,107	321,748
Pharmaceuticals	62,388	216,633	279,021
Semiconductors & Semiconductor Equipment	33,184	315,451	348,635
All Other Common Stocks+	—	4,037,727	4,037,727

Total Investment Securities	375,061	4,652,918	5,027,979

Other Financial Instruments:*
Foreign Currency Exchange Contracts	—	(1,301)	(1,301)

Total Investments	$375,061	$4,651,617	$5,026,678

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

*	Other financial instruments would include any derivative instruments, such as futures, contracts and foreign currency contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

5. Security Purchases and Sales

For the period ended June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL NACM International Growth Fund	$3,977,302	$3,502,122

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of the latest tax year end December 31, 2009, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations.

Expires
12/31/2017
AZL NACM International Growth Fund	$7,435

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $ 20,091 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2010.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

As of the latest tax year end December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

Accumulated
	Undistributed		Capital and		Total
	Ordinary	Accumulated	Other Losses	Unrealized	Accumulated
	Income	Earnings	Accumulated	Appreciation(a)	Earnings
AZL NACM International Growth Fund	$2,637	$2,637	$(27,526)	$108,936	$84,047

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

7. Subsequent Event

The Board of Trustees of the Allianz Variable Insurance Products Trust, at the June 9, 2010 board meeting approved the decision to close the AZL NACM International Growth Fund, the transaction is expected to be completed in the fourth quarter of 2010.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL® NFJ International Value Fund
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL NFJ International Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL NFJ International Value Fund	$1,000.00	$896.40	$5.13	1.09%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL NFJ International Value Fund	$1,000.00	$1,019.39	$5.46	1.09%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL NFJ International Value Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
Aerospace & Defense	1.9%
Airlines	0.8
Beverages	5.1
Chemicals	1.7
Commercial Banks	10.0
Communications Equipment	0.7
Computers & Peripherals	1.0
Construction Materials	1.7
Diversified Telecommunication Services	4.5
Electric Utilities	3.3
Electronic Equipment, Instruments & Components	3.2
Energy Equipment & Services	1.6
Food & Staples Retailing	2.8
Food Products	1.9
Health Care Equipment & Supplies	1.8
Hotels, Restaurants & Leisure	2.1
Independent Power Producers & Energy Traders	1.0
Industrial Conglomerates	2.0
Insurance	5.2
IT Services	1.0
Media	2.7
Metals & Mining	3.7
Multiline Retail	0.9
Oil, Gas & Consumable Fuels	13.4
Paper & Forest Products	2.0
Pharmaceuticals	7.4
Semiconductors & Semiconductor Equipment	0.9
Software	1.0
Tobacco	2.1
Trading Companies & Distributors	1.7
Water Utilities	4.6
Wireless Telecommunication Services	2.7
Investment Companies	3.2

99.6%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.4%):
Aerospace & Defense (1.9%):
126,100	BAE Systems plc, SP ADR	$2,353,026

Airlines (0.8%):
23,900	Copa Holdings SA, Class A	1,056,858

Beverages (5.1%):
62,800	Coca-Cola Femsa S.A.B. de C.V., SP ADR	3,930,652
40,400	Diageo plc, SP ADR	2,534,696

		6,465,348

Chemicals (1.7%):
45,100	Agrium, Inc.	2,207,194

Commercial Banks (10.0%):
123,700	Australia And New Zealand Banking Group, Ltd., SP ADR	2,226,600
197,500	Banco Bilbao Vaizcaya-Argentaria SA, SP ADR	2,032,275
64,700	Bancolombia SA, SP ADR	3,243,411
39,000	Toronto-Dominion Bank	2,531,490
93,600	United Overseas Bank, Ltd., SP ADR	2,625,480

		12,659,256

Communications Equipment (0.7%):
111,800	Nokia OYJ, SP ADR	911,170

Computers & Peripherals (1.0%):
40,200	Fujitsu, Ltd., ADR	1,270,320

Construction Materials (1.7%):
104,900	CRH plc, SP ADR	2,192,410

Diversified Telecommunication Services (4.5%):
186,700	France Telecom SA, SP ADR	3,231,777
182,100	Telstra Corp., Ltd., SP ADR	2,492,949

		5,724,726

Electric Utilities (3.3%):
201,600	CIA Paranaense de Energia, SP ADR	4,163,040

Energy Equipment & Services (1.6%):
34,800	Technip SA, SP ADR	2,013,180

Food & Staples Retailing (2.8%):
49,800	Delhaize Group, SP ADR	3,610,500

Food Products (1.9%):
91,300	Unilever plc, SP ADR	2,440,449

Health Care Equipment & Supplies (1.8%):
57,700	Covidien plc	2,318,386

Hotels, Restaurants & Leisure (2.1%):
351,500	Compass Group plc, SP ADR	2,699,520

Independent Power Producers & Energy Traders (1.0%):
26,600	International Power plc, SP ADR	1,202,320

Industrial Conglomerates (2.0%):
28,100	Siemens AG, SP ADR	2,515,793

Insurance (8.4%):
88,700	Axis Capital Holdings, Ltd.	2,636,164
73,000	RenaissanceRe Holdings, Ltd.	4,107,710
177,700	Zurich Financial Services AG, ADR	3,900,515

		10,644,389

IT Services (1.0%):
31,700	Accenture plc, Class A	1,225,205

Media (2.7%):
259,900	Pearson plc, SP ADR	3,417,685

Metals & Mining (3.7%):
23,000	POSCO, SP ADR	2,169,360
246,800	Yamana Gold, Inc.	2,542,040

		4,711,400

Multiline Retail (0.9%):
121,900	Marks & Spencer Group plc, SP ADR	1,199,496

Oil, Gas & Consumable Fuels (13.4%):
107,100	Nexen, Inc.	2,106,657
63,600	Petroleo Brasileiro SA, SP ADR	2,182,752
66,100	Royal Dutch Shell plc, SP ADR	3,319,542
101,700	Sasol, Ltd., SP ADR	3,586,959
171,800	Statoil ASA, SP ADR	3,289,970
74,800	TransCanada Corp.	2,500,564

		16,986,444

Paper & Forest Products (2.0%):
209,600	Svenska Cellulosa AB, SP ADR	2,513,104

Pharmaceuticals (7.4%):
94,900	AstraZeneca plc, SP ADR	4,472,637
109,700	GlaxoSmithKline plc, SP ADR	3,730,897
22,500	Teva Pharmaceutical Industries, Ltd., SP ADR	1,169,775

		9,373,309

Semiconductors & Semiconductor Equipment (0.9%):
210,700	Siliconware Precision Industries Co., SP ADR	1,127,245

Software (1.0%):
28,300	SAP AG, SP ADR	1,253,690

Tobacco (2.1%):
41,300	British American Tobacco plc, SP ADR	2,614,290

Trading Companies & Distributors (1.7%):
8,900	Mitsui & Co., Ltd., SP ADR	2,144,900

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Water Utilities (4.6%):
141,400	Companhia de Saneamento Basico do Estado de Sao Paulo, SP ADR	$5,845,476

Wireless Telecommunication Services (2.7%):
154,600	SK Telecom Co., Ltd., SP ADR	2,277,258
86,500	Turkcell Iletisim Hizmetleri AS, SP ADR	1,122,770

		3,400,028

Total Common Stocks (Cost $121,162,632)		122,260,157

Investment Companies (3.2%):
4,091,900	Dreyfus Treasury Prime Cash Management, 0.00%(a)	4,091,900

Total Investment Companies (Cost $4,091,900)		4,091,900

Total Investment Securities (Cost $125,254,532)(b) — 99.6%		126,352,057
Net other assets (liabilities) — 0.4%		516,158

Net Assets — 100.0%		$126,868,215

Percentages indicated are based on net assets as of June 30, 2010.
ADR—American Depository Receipt
plc—Public Liability Company

(a)	The rate represents the effective yield at June 30, 2010.

(b)	Cost for federal income tax purposes $125,254,532. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$7,817,521
Unrealized depreciation	(6,719,996)

Net unrealized appreciation	$1,097,525

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2010:

Country	Percentage
Australia	3.7%
Belgium	2.9%
Bermuda	5.3%
Brazil	9.7%
Canada	9.4%
Colombia	2.6%
Finland	0.7%
France	4.2%
Germany	3.0%
Ireland	4.5%
Israel	0.9%
Japan	2.7%
Mexico	3.1%
Norway	2.6%
Panama	0.8%
South Korea	3.5%
Singapore	2.1%
South Africa	2.8%
Spain	1.6%
Sweden	2.0%
Switzerland	3.1%
Taiwan	0.9%
Turkey	0.9%
United Kingdom	23.8%
United States	3.2%

100.0%

4

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL NFJ
International
Value Fund

Assets:
Investment securities, at cost	$125,254,532

Investment securities, at value	$126,352,057
Interest and dividends receivable	553,510
Receivable for capital shares issued	118,102
Reclaims receivable	38,793
Prepaid expenses	585

Total Assets	127,063,047

Liabilities:
Payable for capital shares redeemed	39,294
Manager fees payable	84,816
Administration fees payable	9,081
Distribution fees payable	26,505
Custodian fees payable	3,676
Administrative and compliance services fees payable	1,945
Trustee fees payable	5,664
Other accrued liabilities	23,851

Total Liabilities	194,832

Net Assets	$126,868,215

Net Assets Consist of:
Capital	$121,005,936
Accumulated net investment income/(loss)	2,207,834
Accumulated net realized gains/(losses) from investment transactions	2,556,920
Net unrealized appreciation/(depreciation) on investments	1,097,525

Net Assets	$126,868,215

Shares of beneficial interest (unlimited number of shares authorized, no par value)	10,328,794
Net Asset Value (offering and redemption price per share)	$12.28

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Statement of Operations
For the Six Months Ended June 30, 2010
(Unaudited)

AZL NFJ
International
Value Fund

Investment Income:
Dividends	1,829,451
Foreign withholding tax	(22,089)

Total Investment Income	1,807,362

Expenses:
Manager fees	433,777
Administration fees	22,258
Distribution fees	120,494
Custodian fees	1,022
Administrative and compliance services fees	493
Trustees’ fees	1,543
Professional fees	2,540
Shareholder reports	2,458
Other expenses	1,328

Total expenses before reductions	585,913
Less expenses voluntarily waived/reimbursed by the Manager	(48,197)
Less expenses paid indirectly	(10,438)

Net expenses	527,278

Net Investment Income/(Loss)	1,280,084

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(199,689)
Change in unrealized appreciation/(depreciation) on investments	(15,916,251)

Net Realized/Unrealized Gains/(Losses) on Investments	(16,115,940)

Change in Net Assets Resulting From Operations	$(14,835,856)

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Statements of Changes in Net Assets

	AZL NFJ
	International Value Fund
	For the	May 1,
	Six Months	2009 to
	Ended	December 31,
	June 30, 2010(a)	2009(a)
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,280,084	$905,439
Net realized gains/(losses) on investment transactions	(199,689)	2,746,004
Change in unrealized appreciation/(depreciation) on investments	(15,916,251)	17,013,776

Change in net assets resulting from operations	(14,835,856)	20,665,219

Capital Transactions:
Proceeds from shares issued	69,622,237	64,532,965
Value of shares redeemed	(6,225,815)	(6,890,535)

Change in net assets resulting from capital transactions	63,396,422	57,642,430

Change in net assets	48,560,566	78,307,649
Net Assets:
Beginning of period	78,307,649	—

End of period	$126,868,215	$78,307,649

Accumulated net investment income/(loss)	$2,207,834	$927,750

Share Transactions:
Shares issued	5,099,574	6,276,615
Shares redeemed	(485,265)	(562,130)

Change in shares	4,614,309	5,714,485

(a)	Period from commencement of operations.

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

		May 1,
	Six Months	2009 to
	Ended	December 31,
	June 30, 2010	2009(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$13.70	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.05	0.16
Net Realized and Unrealized Gains/(Losses) on Investments	(1.47)	3.54

Total from Investment Activities	(1.42)	3.70

Net Asset Value, End of Period	$12.28	$13.70

Total Return(b) (c)	(10.36)%	37.00%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$126,868	$78,308
Net Investment Income/(Loss)(d)	2.66%	2.01%
Expenses Before Reductions(d) (e)	1.22%	1.33%
Expenses Net of Reductions(d)	1.09%	1.20%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d) (f)	1.12%	1.23%
Portfolio Turnover Rate(c)	11.78%	25.28%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). These Notes to the Financial Statements are for the AZL NFJ International Value Fund (the “Fund”). The Trust consists of 31 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco International Equity Fund (formerly AZL AIM International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund (formerly AZL Van Kampen Global Real Estate Fund)
•	AZL Morgan Stanley International Equity Fund (formerly AZL Van Kampen International Equity Fund)
•	AZL Morgan Stanley Mid Cap Growth Fund (formerly AZL Van Kampen Mid Cap Growth Fund)
•	AZL NACM International Growth Fund
•	AZL NFJ International Value Fund
•	AZL OCC Growth Fund
•	AZL OCC Opportunity Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Growth and Income Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. Collateral is marked to market daily to

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. During the period ended June 30, 2010, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

The Fund did not enter into any derivative instruments during the period. The following is a description of derivative instruments that the Fund may utilize, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. During the period ended June 30, 2010, the Fund did not enter into any foreign currency exchange contracts.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an affiliated money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and NFJ Investment Group LLC (“NFJ”), NFJ provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. The annual expense limit of the Fund is 1.45%.

For the period ended June 30, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL NFJ International Value Fund	0.90%	1.45%

*	The Manager voluntarily reduced the management fee to 0.80%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $1,342 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Exchanged traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities and are typically categorized as Level 2 in the fair value hierarchy.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Common Stocks+	$122,260,157	$—	$122,260,157
Investment Companies	4,091,900	—	4,091,900

Total Investment Securities	$126,352,057	$—	$126,352,057

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

5. Security Purchases and Sales

For the period ended June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL NFJ International Value Fund	$24,533,616	$10,661,508

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of the latest tax year end December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

	Undistributed			Total
	Ordinary	Accumulated	Unrealized	Accumulated
	Income	Earnings	Appreciation(a)	Earnings
AZL NFJ International Value Fund	$3,684,359	$3,684,359	$17,013,776	$20,698,135

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL® OCC Growth Fund
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL OCC Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL OCC Growth Fund	$1,000.00	$918.30	$4.90	1.03%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL OCC Growth Fund	$1,000.00	$1,019.69	$5.16	1.03%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL OCC Growth Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
Aerospace & Defense	4.3%
Air Freight & Logistics	1.7
Beverages	4.0
Biotechnology	4.7
Communications Equipment	3.8
Computers & Peripherals	7.1
Construction & Engineering	1.2
Containers & Packaging	1.2
Diversified Financial Services	4.9
Energy Equipment & Services	1.4
Food Products	4.2
Health Care Equipment & Supplies	1.6
Health Care Providers & Services	3.8
Hotels, Restaurants & Leisure	3.3
Insurance	3.1
Internet & Catalog Retail	1.1
Internet Software & Services	3.2
IT Services	4.7
Life Sciences Tools & Services	1.1
Machinery	0.8
Media	1.8
Oil, Gas & Consumable Fuels	4.0
Personal Products	1.2
Pharmaceuticals	5.7
Road & Rail	2.1
Semiconductors & Semiconductor Equipment	5.9
Software	5.2
Specialty Retail	5.2
Wireless Telecommunication Services	1.5
Investment Companies	3.7

97.5%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Growth Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (93.8%):
Aerospace & Defense (4.3%):
630	Precision Castparts Corp.	$64,840
1,850	United Technologies Corp.	120,083

		184,923

Air Freight & Logistics (1.7%):
1,026	FedEx Corp.	71,933

Beverages (4.0%):
1,630	Coca-Cola Co. (The)	81,696
1,480	PepsiCo, Inc.	90,206

		171,902

Biotechnology (4.7%):
1,405	Celgene Corp.*	71,402
3,750	Gilead Sciences, Inc.*	128,550

		199,952

Communications Equipment (3.8%):
2,910	Cisco Systems, Inc.*	62,012
3,035	QUALCOMM, Inc.	99,669

		161,681

Computers & Peripherals (7.1%):
828	Apple Computer, Inc.*	208,267
5,125	EMC Corp.*	93,787

		302,054

Construction & Engineering (1.2%):
1,180	Fluor Corp.	50,150

Containers & Packaging (1.2%):
1,870	Owens-Illinois, Inc.*	49,462

Diversified Financial Services (4.9%):
6,310	Bank of America Corp.	90,675
190	CME Group, Inc.	53,495
1,750	JPMorgan Chase & Co.	64,067

		208,237

Energy Equipment & Services (1.4%):
1,485	Baker Hughes, Inc.	61,731

Food Products (4.2%):
1,760	General Mills, Inc.	62,515
4,220	Kraft Foods, Inc., Class A	118,160

		180,675

Health Care Equipment & Supplies (1.6%):
1,855	St. Jude Medical, Inc.*	66,947

Health Care Providers & Services (3.8%):
2,725	CIGNA Corp.	84,639
1,620	Express Scripts, Inc.*	76,172

		160,811

Hotels, Restaurants & Leisure (3.3%):
1,860	Marriott International, Inc., Class A	55,688
1,285	McDonald’s Corp.	84,643

		140,331

Insurance (3.1%):
3,300	Genworth Financial, Inc.*	43,131
1,690	Prudential Financial, Inc.	90,685

		133,816

Internet & Catalog Retail (1.1%):
420	Amazon.com, Inc.*	45,889

Internet Software & Services (3.2%):
310	Google, Inc., Class A*	137,935

IT Services (4.7%):
1,053	Cognizant Technology Solutions Corp., Class A*	52,713
2,070	Visa, Inc., Class A	146,453

		199,166

Life Sciences Tools & Services (1.1%):
920	Thermo Fisher Scientific, Inc.*	45,126

Machinery (0.8%):
720	Joy Global, Inc.	36,065

Media (1.8%):
2,410	Walt Disney Co. (The)	75,915

Oil, Gas & Consumable Fuels (4.0%):
2,033	Exxon Mobil Corp.	116,024
3,290	Petrohawk Energy Corp.*	55,831

		171,855

Personal Products (1.2%):
1,035	Mead Johnson Nutrition Co., Class A	51,874

Pharmaceuticals (5.7%):
1,765	Abbott Laboratories	82,567
2,470	Merck & Co., Inc.	86,376
1,450	Teva Pharmaceutical Industries, Ltd., SP ADR	75,385

		244,328

Road & Rail (2.1%):
1,324	Union Pacific Corp.	92,031

Semiconductors & Semiconductor Equipment (5.9%):
1,338	Broadcom Corp., Class A	44,114
6,334	Intel Corp.	123,196
3,655	Texas Instruments, Inc.	85,089

		252,399

Software (5.2%):
5,285	Microsoft Corp.	121,608
1,840	Oracle Corp.	39,486
980	VMware, Inc., Class A*	61,338

		222,432

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Specialty Retail (5.2%):
4,160	Gap, Inc. (The)	$80,953
2,640	Home Depot, Inc.	74,105
1,645	TJX Cos., Inc.	69,008

		224,066

Wireless Telecommunication Services (1.5%):
1,430	American Tower Corp., Class A*	63,635

Total Common Stocks (Cost $4,154,829)		4,007,321

Investment Companies (3.7%):
157,689	Dreyfus Treasury Prime Cash Management, 0.00%(a)	157,689

Total Investment Companies (Cost $157,689)		157,689

Total Investment Securities (Cost $4,312,518)(b) — 97.5%		4,165,010
Net other assets (liabilities) — 2.5%		106,476

Net Assets — 100.0%		$4,271,486

Percentages indicated are based on net assets as of June 30, 2010.

*	Non-income producing security.

ADR—American Depository Receipt

(a)	The rate represents the effective yield at June 30, 2010.

(b)	Cost for federal income tax purposes is $4,435,077. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$111,222
Unrealized depreciation	(381,289)

Net unrealized depreciation	$(270,067)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2010:

Country	Percentage
Israel	1.8%
United States	98.2%

100.0%

4

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Growth Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL OCC
Growth Fund

Assets:
Investment securities, at cost	$4,312,518

Investment securities, at value	$4,165,010
Dividends receivable	4,207
Receivable for capital shares issued	59,769
Receivable for investments sold	78,827
Prepaid expenses	2

Total Assets	4,307,815

Liabilities:
Payable for capital shares redeemed	26,668
Manager fees payable	2,325
Administration fees payable	1,977
Distribution fees payable	894
Custodian fees payable	3,265
Administrative and compliance services fees payable	76
Trustee fees payable	227
Other accrued liabilities	897

Total Liabilities	36,329

Net Assets	$4,271,486

Net Assets Consist of:
Capital	$4,781,344
Accumulated net investment income/(loss)	3,679
Accumulated net realized gains/(losses) from investment transactions	(366,029)
Net unrealized appreciation/(depreciation) on investments	(147,508)

Net Assets	$4,271,486

Shares of beneficial interest (unlimited number of shares authorized, no par value)	447,150
Net Asset Value (offering and redemption price per share)	$9.55

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Growth Fund
Statement of Operations
For the Six Months Ended June 30, 2010
(Unaudited)

AZL OCC
Growth Fund

Investment Income:
Dividends	$38,910

Total Investment Income	38,910

Expenses:
Manager fees	25,725
Administration fees	4,575
Distribution fees	8,575
Custodian fees	4,542
Administrative and compliance services fees	98
Trustees’ fees	332
Professional fees	468
Shareholder reports	475
Other expenses	96

Total expenses before reductions	44,886
Less expenses waived/reimbursed by the Manager	(6,639)
Less expenses paid indirectly	(3,016)

Net expenses	35,231

Net Investment Income/(Loss)	3,679

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(398,425)
Change in unrealized appreciation/(depreciation) on investments	(265,037)

Net Realized/Unrealized Gains/(Losses) on Investments	(663,462)

Change in Net Assets Resulting From Operations	$(659,783)

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Growth Fund
Statements of Changes in Net Assets

	AZL OCC Growth Fund
	For the	October 23,
	Six Months	2009 to
	Ended	December 31,
	June 30, 2010	2009(a)
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$3,679	$212
Net realized gains/(losses) on investment transactions	(398,425)	32,401
Change in unrealized appreciation/(depreciation) on investments	(265,037)	117,529

Change in net assets resulting from operations	(659,783)	150,142

Dividends to Shareholders:
From net investment income	—	(1,949)

Change in net assets resulting from dividends to shareholders	—	(1,949)

Capital Transactions:
Proceeds from shares issued	8,636,879	4,197,268
Proceeds from dividends reinvested	—	1,949
Value of shares redeemed	(8,022,434)	(30,586)

Change in net assets resulting from capital transactions	614,445	4,168,631

Change in net assets	(45,338)	4,316,824
Net Assets:
Beginning of period	4,316,824	—

End of period	$4,271,486	$4,316,824

Accumulated net investment income/(loss)	$3,679	$—

Share Transactions:
Shares issued	820,965	417,716
Dividends reinvested	—	186
Shares redeemed	(788,725)	(2,992)

Change in shares	32,240	414,910

(a)	Period from commencement of operations.

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Growth Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

		October 23,
	Six Months	2009 to
	Ended	December 31,
	June 30, 2010	2009(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.40	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.01	— (b)
Net Realized and Unrealized Gains/(Losses) on Investments	(0.86)	0.40

Total from Investment Activities	(0.85)	0.40

Dividends to Shareholders From:
Net Investment Income	—	— (b)

Total Dividends	—	— (b)

Net Asset Value, End of Period	$9.55	$10.40

Total Return(c) (d)	(8.17)%	4.05%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$4,271	$4,317
Net Investment Income/(Loss)(e)	0.11%	0.03%
Expenses Before Reductions(e) (f)	1.31%	1.68%
Expenses Net of Reductions(e)	1.03%	1.20%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e) (g)	1.12%	N/A
Portfolio Turnover Rate(d)	143.19%	16.82%

(a)	Period from commencement of operations.

(b)	Amount less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Growth Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). These Notes to the Financial Statements are for the AZL OCC Growth Fund (the “Fund”). The Trust consists of 31 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco International Equity Fund (formerly AZL AIM International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund (formerly AZL Van Kampen Global Real Estate Fund)
•	AZL Morgan Stanley International Equity Fund (formerly AZL Van Kampen International Equity Fund)
•	AZL Morgan Stanley Mid Cap Growth Fund (formerly AZL Van Kampen Mid Cap Growth Fund)
•	AZL NACM International Growth Fund
•	AZL NFJ International Value Fund
•	AZL OCC Growth Fund
•	AZL OCC Opportunity Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Growth and Income Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. Collateral is marked to market daily to

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. During the period ended June 30, 2010, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

The Fund did not enter into any derivative instruments during the period. The following is a description of derivative instruments that the Fund may utilize, including the primary risk exposure related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. During the period ended June 30, 2010, the Fund did not enter in any foreign currency exchange contracts.

Futures Contracts

The Fund may enter into futures contracts. The Fund uses futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. During the period ended June 30, 2010, the Fund did not enter into any future contracts.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an affiliated money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Oppenheimer Capital LLC (“Oppenheimer Capital”), Oppenheimer Capital provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2011. The annual expense limit of the Fund is 1.20%.

For the period ended June 30, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL OCC Growth Fund	0.75%	1.20%

*	The Manager voluntarily reduced the management fee to 0.65%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires	Expires
	12/31/2012	12/31/2013
AZL OCC Growth Fund	$2,609	$3,209

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $107 was paid from the Fund relating to these fees and expenses.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Exchanged traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Common Stocks+	$4,007,321	$—	$4,007,321
Investment Companies	157,689	—	157,689

Total Investment Securities	$4,165,010	$—	$4,165,010

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

The Fund recognizes significant transfers between Level 1 and Level 2 at the reporting period end. There were no significant transfers between Level 1 and Level 2 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

5. Security Purchases and Sales

For the period ended June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL OCC Growth Fund	$9,508,137	$8,731,347

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2009 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL OCC Growth Fund	$1,949	$—	$1,949

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2009, the components of accumulated earnings on a tax basis was as follows:

	Undistributed			Total
	Ordinary	Accumulated	Unrealized	Accumulated
	Income	Earnings	Appreciation(b)	Earnings
AZL OCC Growth Fund	$32,396	$32,396	$117,529	$149,925

(b)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

7. Subsequent Event

At a Board meeting on June 9, 2010, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL Blackrock Capital Appreciation Fund will acquire the assets and liabilities of the AZL OCC Growth Fund. If approved by the shareholders, the reorganization is expected to be completed in the fourth quarter of 2010.

Effective at close of business on July 16, 2010, Allianz Global Investors Capital (“AGIC”) will replace Oppenheimer Capital LLC (“OCC”) as the subadviser to the AZL® OCC Growth Fund. AGIC owns OCC and is affiliated with the Manager. In addition, the following name changes are effective at close of business on July 16, 2010.

Name effective on or about July 1, 2010	Previous Name
AZL® Allianz AGIC Growth Fund	AZL® OCC Growth Fund

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL® OCC Opportunity Fund
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL OCC Opportunity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL OCC Opportunity Fund	$1,000.00	$972.80	$5.28	1.08%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL OCC Opportunity Fund	$1,000.00	$1,019.44	$5.41	1.08%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL OCC Opportunity Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
Aerospace & Defense	3.9%
Airlines	3.2
Auto Components	0.9
Biotechnology	6.7
Capital Markets	1.8
Commercial Banks	1.0
Commercial Services & Supplies	4.4
Communications Equipment	1.4
Computers & Peripherals	1.0
Consumer Finance	1.5
Diversified Consumer Services	2.9
Food Products	0.8
Health Care Equipment & Supplies	6.8
Health Care Providers & Services	1.9
Health Care Technology	0.9
Hotels, Restaurants & Leisure	3.9
Household Durables	1.4
Internet Software & Services	2.4
IT Services	4.5
Machinery	1.7
Metals & Mining	0.1
Oil, Gas & Consumable Fuels	10.0
Pharmaceuticals	3.7
Professional Services	2.5
Road & Rail	3.1
Semiconductors & Semiconductor Equipment	9.0
Software	5.3
Specialty Retail	3.0
Textiles, Apparel & Luxury Goods	3.2
Thrifts & Mortgage Finance	2.0
Trading Companies & Distributors	0.9
Transportation Infrastructure	3.8
Investment Company	0.8

100.4%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.6%):
Aerospace & Defense (3.9%):
358,854	AerCap Holdings NV*	$3,724,904
129,831	Aerovironment, Inc.*	2,821,228

		6,546,132

Airlines (3.2%):
735,713	AirTran Holdings, Inc.*	3,568,208
40,236	Copa Holdings SA, Class A	1,779,236

		5,347,444

Auto Components (0.9%):
74,000	Tenneco, Inc.*	1,558,440

Biotechnology (6.7%):
150,208	AMAG Pharmaceuticals, Inc.*	5,159,645
201,721	BioMarin Pharmaceutical, Inc.*	3,824,630
112,883	Cubist Pharmaceuticals, Inc.*	2,325,390

		11,309,665

Capital Markets (1.8%):
29,746	Greenhill & Co., Inc.	1,818,373
216,300	MF Global Holdings, Ltd.*	1,235,073

		3,053,446

Commercial Banks (1.0%):
353,550	CapitalSource, Inc.	1,682,898

Commercial Services & Supplies (4.4%):
64,388	EnerNOC, Inc.*	2,024,359
162,514	Higher One Holdings, Inc.*	2,356,453
442,779	Innerworkings, Inc.*	3,024,180

		7,404,992

Communications Equipment (1.4%):
84,816	Acme Packet, Inc.*	2,279,854

Computers & Peripherals (1.0%):
75,366	VanceInfo Technologies, Inc., SP ADR*	1,754,520

Consumer Finance (1.5%):
63,700	World Acceptance Corp.*	2,440,347

Diversified Consumer Services (2.9%):
109,740	American Public Education*	4,795,638

Food Products (0.8%):
323,626	Smart Balance, Inc.*	1,323,630

Health Care Equipment & Supplies (6.8%):
118,627	Abaxis, Inc.*	2,542,176
158,632	Align Technology, Inc.*	2,358,858
82,409	Masimo Corp.	1,962,158
130,545	NuVasive, Inc.*	4,629,126

		11,492,318

Health Care Providers & Services (1.9%):
66,822	IPC The Hospitalist Co.*	1,677,232
62,541	WellCare Health Plans, Inc.*	1,484,724

		3,161,956

Health Care Technology (0.9%):
26,650	Quality Systems, Inc.	1,545,434

Hotels, Restaurants & Leisure (3.9%):
52,270	Buffalo Wild Wings, Inc.*	1,912,036
110,048	Life Time Finess, Inc.*	3,498,426
121,060	Pinnacle Entertainment, Inc.*	1,145,228

		6,555,690

Household Durables (1.4%):
74,474	Tempur-Pedic International, Inc.*	2,290,076

Internet Software & Services (2.4%):
121,893	Archipelago Learning, Inc.*	1,393,237
55,243	VistaPrint NV*	2,623,490

		4,016,727

IT Services (4.5%):
82,784	Echo Global Logistics, Inc.*	1,010,793
234,264	Sapient Corp.	2,375,437
65,200	Syntel, Inc.	2,213,540
105,250	VeriFone Systems, Inc.*	1,992,382

		7,592,152

Machinery (1.7%):
29,607	Middleby Corp. (The)*	1,574,797
43,171	RBC Bearings, Inc.*	1,251,527

		2,826,324

Metals & Mining (0.1%):
7,772	Haynes International, Inc.	239,611

Oil, Gas & Consumable Fuels (10.0%):
163,271	Comstock Resources, Inc.*	4,525,872
289,854	Goodrich Petroleum Corp.*	3,478,248
284,425	International Coal Group, Inc.*	1,095,036
307,600	Petrohawk Energy Corp.*	5,219,972
224,562	Quicksilver Resources, Inc.*	2,470,182

		16,789,310

Pharmaceuticals (3.7%):
296,790	Cardiome Pharma Corp.*	2,418,839
684,221	Durect Corp.*	1,662,657
293,506	POZEN, Inc.*	2,057,477

		6,138,973

Professional Services (2.5%):
96,882	Corporate Executive Board Co.	2,545,090
119,300	Resources Connection, Inc.*	1,622,480

		4,167,570

Road & Rail (3.1%):
111,597	Celadon Group, Inc.*	1,577,982
63,875	Old Dominion Freight Line, Inc.*	2,244,567
111,026	Vitran Corp., Inc.*	1,468,874

		5,291,423

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Semiconductors & Semiconductor Equipment (9.0%):
303,809	Advanced Energy Industries, Inc.*	$3,733,812
128,396	Atheros Communications*	3,536,026
173,055	Netlogic Microsystems, Inc.*	4,707,096
315,989	Teradyne, Inc.*	3,080,893

		15,057,827

Software (5.3%):
105,004	Commvault Systems, Inc.*	2,362,590
179,225	NetSuite, Inc.*	2,265,404
121,505	Rosetta Stone, Inc.*	2,789,755
73,725	SuccessFactors, Inc.*	1,532,743

		8,950,492

Specialty Retail (3.0%):
109,400	Cabela’s, Inc., Class A*	1,546,916
210,650	Talbots, Inc. (The)*	2,171,802
56,264	Ulta Salon, Cosmetics & Fragrance, Inc.*	1,331,206

		5,049,924

Textiles, Apparel & Luxury Goods (3.2%):
117,425	Crocs, Inc.*	1,242,356
174,475	Iconix Brand Group, Inc.*	2,507,206
49,800	Under Armour, Inc.*	1,649,874

		5,399,436

Thrifts & Mortgage Finance (2.0%):
481,326	MGIC Investment Corp.*	3,316,336

Trading Companies & Distributors (0.9%):
118,180	Titan Machinery, Inc.*	1,551,703

Transportation Infrastructure (3.8%):
229,622	Aegean Marine Petroleum Network, Inc.	4,587,848
149,863	Scorpio Tankers, Inc.*	1,715,931

		6,303,779

Total Common Stocks (Cost $168,914,477)		167,234,067

Investment Companies (0.8%):
1,412,553	Dreyfus Treasury Prime Cash Management, 0.00%(a)	1,412,553

Total Investment Companies (Cost $1,412,553)		1,412,553

Total Investment Securities (Cost $170,327,030)(b) — 100.4%		168,646,620
Net other assets (liabilities) — (0.4)%		(689,717)

Net Assets — 100.0%		$167,956,903

Percentages indicated are based on net assets as of June 30, 2010.

*	Non-income producing security.

ADR—American Depository Receipt

(a)	The rate represents the effective yield at June 30, 2010.

(b)	Cost for federal income tax purposes is $178,336,147. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$11,773,672
Unrealized depreciation	(21,463,199)

Net unrealized depreciation	$(9,689,527)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2010:

Country	Percentage
Bermuda	1.6%
Canada	2.3%
Cayman Islands	1.0%
Greece	2.7%
Marshall Islands	1.0%
Netherlands	2.2%
Panama	1.1%
United States	88.1%

100.0%

4

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL OCC
Opportunity
Fund

Assets:
Investment securities, at cost	$170,327,030

Investment securities, at value	$168,646,620
Dividends receivable	11,915
Receivable for capital shares issued	56,062
Receivable for investments sold	715,181
Prepaid expenses	1,208

Total Assets	169,430,986

Liabilities:
Payable for investments purchased	1,064,851
Payable for capital shares redeemed	207,013
Manager fees payable	125,510
Administration fees payable	9,363
Distribution fees payable	36,915
Custodian fees payable	7,128
Administrative and compliance services fees payable	1,406
Trustee fees payable	4,217
Other accrued liabilities	17,680

Total Liabilities	1,474,083

Net Assets	$167,956,903

Net Assets Consist of:
Capital	$202,160,586
Accumulated net investment income/(loss)	(530,344)
Accumulated net realized gains/(losses) from investment transactions	(31,992,929)
Net unrealized appreciation/(depreciation) on investments	(1,680,410)

Net Assets	$167,956,903

Shares of beneficial interest (unlimited number of shares authorized, no par value)	15,662,675
Net Asset Value (offering and redemption price per share)	$10.72

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Statement of Operations
For the Six Months Ended June 30, 2010
(Unaudited)

AZL OCC
Opportunity
Fund

Investment Income:
Dividends	361,797

Total Investment Income	361,797

Expenses:
Manager fees	702,143
Administration fees	39,221
Distribution fees	206,512
Custodian fees	10,577
Administrative and compliance services fees	1,930
Trustees’ fees	6,092
Professional fees	10,369
Shareholder reports	9,383
Other expenses	3,582

Total expenses before reductions	989,809
Less expenses paid indirectly	(97,668)

Net expenses	892,141

Net Investment Income/(Loss)	(530,344)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	12,242,294
Net realized gains/(losses) on futures transactions	227,288
Change in unrealized appreciation/(depreciation) on investments	(20,224,358)

Net Realized/Unrealized Gains/(Losses) on Investments	(7,754,776)

Change in Net Assets Resulting From Operations	$(8,285,120)

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Statements of Changes in Net Assets

	AZL OCC
	Opportunity Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2010	2009
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$(530,344)	$(954,751)
Net realized gains/(losses) on investment transactions	12,469,582	7,147,001
Change in unrealized appreciation/(depreciation) on investments	(20,224,358)	45,896,618

Change in net assets resulting from operations	(8,285,120)	52,088,868

Capital Transactions:
Proceeds from shares issued	51,148,003	46,988,369
Value of shares redeemed	(26,085,674)	(34,943,833)

Change in net assets resulting from capital transactions	25,062,329	12,044,536

Change in net assets	16,777,209	64,133,404
Net Assets:
Beginning of period	151,179,694	87,046,290

End of period	$167,956,903	$151,179,694

Accumulated net investment income/(loss)	$(530,344)	$—

Share Transactions:
Shares issued	4,201,899	5,307,608
Shares redeemed	(2,264,136)	(4,064,986)

Change in shares	1,937,763	1,242,622

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended December 31,
	June 30, 2010	2009	2008	2007	2006	2005
	(Unaudited)

Net Asset Value, Beginning of Period	$11.01	$6.97	$14.97	$15.84	$14.69	$13.98

Investment Activities:
Net Investment Income/(Loss)	(0.03)	(0.07)	(0.04)	(0.07)	(0.14)	(0.14)
Net Realized and Unrealized Gains/ (Losses) on Investments	(0.28)	4.11	(6.60)	1.49	1.80	0.85

Total from Investment Activities	(0.31)	4.04	(6.64)	1.42	1.66	0.71

Dividends to Shareholders From:
Net Realized Gains	—	—	(1.36)	(2.29)	(0.51)	—

Total Dividends	—	—	(1.36)	(2.29)	(0.51)	—

Net Asset Value, End of Period	$10.72	$11.01	$6.97	$14.97	$15.84	$14.69

Total Return(a) (b)	(2.72)%	58.11%	(47.15)%	8.89%	11.68%	5.08%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$167,957	$151,180	$87,046	$195,330	$158,687	$132,560
Net Investment Income/(Loss)(c)	(0.64)%	(0.81)%	(0.38)%	(0.47)%	(0.92)%	(1.06)%
Expenses Before Reductions(c) (d)	1.20%	1.23%	1.25%	1.21%	1.22%	1.35%
Expenses Net of Reductions(c)	1.08%	1.08%	1.06%	1.10%	1.20%	1.35%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (e)	1.20%	1.23%	1.25%	1.21%	1.22%	N/A
Portfolio Turnover Rate(b)	68.21%	162.87%	202.73%	183.55%	269.47%	193.67%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). These Notes to the Financial Statements are for the AZL OCC Opportunity Fund (the “Fund”). The Trust consists of 31 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco International Equity Fund (formerly AZL AIM International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund (formerly AZL Van Kampen Global Real Estate Fund)
•	AZL Morgan Stanley International Equity Fund (formerly AZL Van Kampen International Equity Fund)
•	AZL Morgan Stanley Mid Cap Growth Fund (formerly AZL Van Kampen Mid Cap Growth Fund)
•	AZL NACM International Growth Fund
•	AZL NFJ International Value Fund
•	AZL OCC Growth Fund
•	AZL OCC Opportunity Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Growth and Income Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

simultaneously seeking to earn income on the investment of cash collateral received. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. During the period ended June 30, 2010, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

The Fund did not enter into any derivative instruments during the period. The following is a description of derivative instruments that the Fund may utilize, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. During the period ended June 30, 2010, the Fund did not enter into any foreign currency exchange contracts.

Futures Contracts

The Fund may enter into futures contracts. The Fund uses futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. During the period ended June 30, 2010, the Fund did not enter into any future contracts.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an affiliated money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Oppenheimer Capital LLC (“Oppenheimer Capital”), Oppenheimer Capital provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

“Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. The annual expense limit of the Fund is 1.35%.

For the period ended June 30, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL OCC Opportunity Fund	0.85%	1.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $2,493 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Exchanged traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Common Stocks+	$167,234,067	$—	$167,234,067
Investment Companies	1,412,553	—	1,412,553

Total Investment Securities	$168,646,620	$—	$168,646,620

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

5. Security Purchases and Sales

For the period ended June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL OCC Opportunity Fund	$109,541,203	$111,724,580

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of the latest tax year end December 31, 2009, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations.

	Expires	Expires
	12/31/2016	12/31/2017
AZL OCC Opportunity Fund	$30,720,153	$4,701,355

As of the latest tax year end December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

	Accumulated		Total
	Capital and	Unrealized	Accumulated
	Other Losses	Appreciation(a)	Earnings (Deficit)
AZL OCC Opportunity Fund	$(35,421,508)	$9,502,945	$(25,918,563)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

7. Subsequent Event

Effective at close of business on July 16, 2010, Allianz Global Investors Capital (“AGIC”) will replace Oppenheimer Capital LLC (“OCC”) as the subadviser to the AZL® OCC Opportunity Fund. AGIC owns OCC and is affiliated with the Manager. In addition, the following name changes are effective at close of business on July 16, 2010.

Name effective on or about July 1, 2010	Previous Name
AZL® Allianz AGIC Opportunity Fund	AZL® OCC Opportunity Fund

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL® Russell 1000® Growth Index Fund
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Approval of Investment Advisory and Subadvisory Agreements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Russell 1000 Growth Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	4/30/10	6/30/10	4/30/10 - 6/30/10	4/30/10 - 6/30/10
AZL Russell 1000 Growth Index Fund	$1,000.00	$871.00	$1.33	0.84%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from April 30, 2010 (date of commencement of operations) to June 30, 2010 divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Russell 1000 Growth Index Fund	$1,000.00	$1,020.63	$4.21	0.84%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period). Information shown reflects values using the expense ratios for the 62 days of operations during the period, and has been annualized to reflect values for the period January 1, 2010 to June 30, 2010.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Russell 1000 Growth Index Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
Aerospace & Defense	3.0%
Air Freight & Logistics	1.3
Airlines	0.3
Auto Components	0.6
Automobiles	0.7
Beverages	2.7
Biotechnology	1.7
Building Products	0.1
Capital Markets	1.4
Chemicals	2.3
Commercial Banks	0.0
Commercial Services & Supplies	0.4
Communications Equipment	3.6
Computers & Peripherals	10.4
Construction & Engineering	0.1
Construction Materials	0.1
Consumer Finance	0.7
Containers & Packaging	0.2
Distributors	0.0
Diversified Consumer Services	0.4
Diversified Financial Services	2.4
Diversified Telecommunication Services	0.1
Electric Utilities	0.0
Electrical Equipment	1.2
Electronic Equipment, Instruments & Components	0.7
Energy Equipment & Services	2.1
Food & Staples Retailing	2.4
Food Products	0.9
Gas Utilities	0.1
Health Care Equipment & Supplies	3.3
Health Care Providers & Services	2.1
Health Care Technology	0.2
Hotels, Restaurants & Leisure	3.0
Household Durables	0.3
Household Products	1.3
Independent Power Producers & Energy Traders	0.0
Industrial Conglomerates	1.7
Insurance	0.9
Internet & Catalog Retail	0.9
Internet Software & Services	2.6
IT Services	2.9
Leisure Equipment & Products	0.2
Life Sciences Tools & Services	0.7
Machinery	3.2
Marine	0.0
Media	1.6
Metals & Mining	1.5
Multiline Retail	1.2
Office Electronics	0.0
Oil, Gas & Consumable Fuels	7.3
Paper & Forest Products	0.1
Personal Products	0.4
Pharmaceuticals	2.3
Professional Services	0.3
Real Estate Investment Trusts (REITs)	0.9
Real Estate Management & Development	0.2
Road & Rail	0.3
Semiconductors & Semiconductor Equipment	3.8
Software	5.5
Specialty Retail	3.5
Textiles, Apparel & Luxury Goods	0.8
Thrifts & Mortgage Finance	0.0
Tobacco	1.7
Trading Companies & Distributors	0.3
Wireless Telecommunication Services	0.7
Investment Company	3.8

99.4%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (93.5%):
Aerospace & Defense (3.0%):
412	Alliant Techsystems, Inc.*	$25,569
8,497	Boeing Co. (The)	533,187
497	Goodrich Corp.	32,926
10,610	Honeywell International, Inc.	414,108
3,364	Lockheed Martin Corp.	250,618
1,959	Precision Castparts Corp.	201,620
1,157	Rockwell Collins, Inc.	61,472
184	Spirit AeroSystems Holdings, Inc., Class A*	3,507
695	TransDigm Group, Inc.	35,466
11,788	United Technologies Corp.	765,159

		2,323,632

Air Freight & Logistics (1.3%):
2,280	C.H. Robinson Worldwide, Inc.	126,905
2,922	Expeditors International of Washington, Inc.	100,838
2,795	FedEx Corp.	195,957
9,885	United Parcel Service, Inc., Class B	562,358
1,119	UTI Worldwide, Inc.	13,853

		999,911

Airlines (0.3%):
1,386	AMR Corp.*	9,397
1,897	Continental Airlines, Inc., Class B*	41,734
254	Copa Holdings SA, Class A	11,232
10,877	Delta Air Lines, Inc.*	127,805
1,304	Southwest Airlines Co.	14,487
1,734	UAL Corp.*	35,651

		240,306

Auto Components (0.6%):
416	Autoliv, Inc.*	19,906
1,481	BorgWarner, Inc.*	55,300
98	Federal-Mogul Corp.*	1,276
1,923	Gentex Corp.	34,575
3,293	Goodyear Tire & Rubber Co.*	32,732
8,763	Johnson Controls, Inc.	235,462
203	Lear Corp.*	13,439
759	TRW Automotive Holdings Corp.*	20,926
912	WABCO Holdings, Inc.*	28,710

		442,326

Automobiles (0.7%):
46,089	Ford Motor Co.*	464,577
3,248	Harley-Davidson, Inc.	72,203
494	Thor Industries, Inc.	11,733

		548,513

Beverages (2.7%):
1,115	Brown-Forman Corp., Class B	63,812
21,737	Coca-Cola Co. (The)	1,089,458
2,673	Coca-Cola Enterprises, Inc.	69,124
1,035	Dr Pepper Snapple Group, Inc.	38,699
754	Hansen Natural Corp.*	29,489
12,832	PepsiCo, Inc.	782,110

		2,072,692

Biotechnology (1.7%):
25	Abraxis BioScience, Inc.*	1,855
1,231	Alexion Pharmaceuticals, Inc.*	63,015
1,944	Amylin Pharmaceuticals, Inc.*	36,547
1,441	BioMarin Pharmaceutical, Inc.*	27,321
6,357	Celgene Corp.*	323,063
1,870	Dendreon Corp.*	60,457
2,821	Genzyme Corp.*	143,222
12,282	Gilead Sciences, Inc.*	421,027
2,583	Human Genome Sciences, Inc.*	58,531
1,384	Myriad Genetics, Inc.*	20,691
927	Regeneron Pharmaceuticals, Inc.*	20,691
743	Talecris Biotherapeutics Holdings Corp.*	15,677
670	United Therapeutics Corp.*	32,703
2,817	Vertex Pharmaceuticals, Inc.*	92,679

		1,317,479

Building Products (0.1%):
23	Armstrong World Industries, Inc.*	694
665	Lennox International, Inc.	27,644
1,423	Masco Corp.	15,311
902	Owens Corning, Inc.*	26,979
436	USG Corp.*	5,267

		75,895

Capital Markets (1.4%):
604	Affiliated Managers Group, Inc.*	36,705
735	Ameriprise Financial, Inc.	26,556
168	BlackRock, Inc.	24,091
13,730	Charles Schwab Corp.	194,691
1,605	Eaton Vance Corp.	44,314
802	Federated Investors, Inc.	16,609
2,053	Franklin Resources, Inc.	176,948
1,463	GLG Partners, Inc.*	6,408
419	Greenhill & Co., Inc.	25,613
1,870	Invesco, Ltd.	31,472
151	Janus Capital Group, Inc.	1,341
1,298	Lazard, Ltd., Class A	34,670
6,138	Morgan Stanley	142,463
1,350	Northern Trust Corp.	63,045
2,105	SEI Investments Co.	42,858
3,572	T. Rowe Price Group, Inc.	158,561

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Capital Markets, continued

3,177	TD AMERITRADE Holding Corp.*	$48,608
1,162	Waddell & Reed Financial, Inc., Class A	25,425

		1,100,378

Chemicals (2.3%):
2,933	Air Products & Chemicals, Inc.	190,088
1,151	Airgas, Inc.	71,592
1,259	Albemarle Corp.	49,995
111	Ashland, Inc.	5,153
2,192	Celanese Corp., Series A	54,603
696	CF Industries Holdings, Inc.	44,161
4,342	E.I. du Pont de Nemours & Co.	150,190
220	Eastman Chemical Co.	11,739
3,210	Ecolab, Inc.	144,161
675	FMC Corp.	38,765
1,116	International Flavor & Fragrances, Inc.	47,341
56	KAR Auction Services, Inc.*	693
952	Lubrizol Corp.	76,455
7,527	Monsanto Co.	347,898
2,168	Mosaic Co. (The)	84,509
1,756	Nalco Holding Co.	35,928
389	PPG Industries, Inc.	23,499
4,220	Praxair, Inc.	320,678
854	RPM International, Inc.	15,235
644	Scotts Miracle-Gro Co. (The), Class A	28,600
1,534	Sigma Aldrich Corp.	76,439
163	Valspar Corp. (The)	4,909

		1,822,631

Commercial Banks (0.0%):
228	Bank of Hawaii Corp.	11,024

Commercial Services & Supplies (0.4%):
64	Avery Dennison Corp.	2,056
1,019	Copart, Inc.*	36,490
312	Corrections Corp. of America*	5,953
148	Covanta Holding Corp.*	2,455
2,523	Iron Mountain, Inc.	56,667
2,043	Pitney Bowes, Inc.	44,864
107	R.R. Donnelley & Sons Co.	1,752
1,318	Republic Services, Inc.	39,184
1,158	Stericycle, Inc.*	75,942
840	Waste Connections, Inc.*	29,308

		294,671

Communications Equipment (3.6%):
1,334	Ciena Corp.*	16,915
78,988	Cisco Systems, Inc.*	1,683,234
1,097	F5 Networks, Inc.*	75,221
1,811	Harris Corp.	75,428
3,053	JDS Uniphase Corp.*	30,042
7,242	Juniper Networks, Inc.*	165,263
1,172	Polycom, Inc.*	34,914
22,656	QUALCOMM, Inc.	744,023

		2,825,040

Computers & Peripherals (10.4%):
12,577	Apple Computer, Inc.*	3,163,493
23,465	Dell, Inc.*	282,988
169	Diebold, Inc.	4,605
28,409	EMC Corp.*	519,885
32,416	Hewlett-Packard Co.	1,402,965
17,734	International Business Machines Corp.	2,189,794
2,190	NCR Corp.*	26,543
4,783	NetApp, Inc.*	178,454
1,538	QLogic Corp.*	25,562
3,176	SanDisk Corp.*	133,614
4,810	Seagate Technology*	62,722
2,330	Teradata Corp.*	71,018
749	Western Digital Corp.*	22,590

		8,084,233

Construction & Engineering (0.1%):
400	Aecom Technology Corp.*	9,224
566	Chicago Bridge & Iron Co. NV, New York Shares*	10,646
165	Fluor Corp.	7,013
1,025	Jacobs Engineering Group, Inc.*	37,351
163	KBR, Inc.	3,315
650	Shaw Group, Inc.*	22,243

		89,792

Construction Materials (0.1%):
615	Eagle Materials, Inc.	15,947
626	Martin Marietta Materials, Inc.	53,091

		69,038

Consumer Finance (0.7%):
14,494	American Express Co.	575,412

Containers & Packaging (0.2%):
282	Ball Corp.	14,898
2,233	Crown Holdings, Inc.*	55,914
732	Owens-Illinois, Inc.*	19,361
1,676	Pactiv Corp.*	46,677
310	Temple-Inland, Inc.	6,408

		143,258

Distributors (0.0%):
1,936	LKQ Corp.*	37,326

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Diversified Consumer Services (0.4%):
1,786	Apollo Group, Inc., Class A*	$75,851
878	Career Education Corp.*	20,212
868	DeVry, Inc.	45,561
376	Education Management Corp.*	5,734
1,930	H&R Block, Inc.	30,282
897	Hillenbrand, Inc.	19,187
469	ITT Educational Services, Inc.*	38,936
195	Strayer Education, Inc.	40,538
488	Weight Watchers International, Inc.	12,537

		288,838

Diversified Financial Services (0.3%):
190	Interactive Brokers Group, Inc., Class A*	3,154
1,026	Intercontinental Exchange, Inc.*	115,969
2,874	Moody’s Corp.	57,250
1,549	MSCI, Inc., Class A*	42,442
142	NASDAQ OMX Group, Inc. (The)*	2,525
752	NYSE Euronext	20,778

		242,118

Diversified Telecommunication Services (0.1%):
1,704	Clearwire Corp., Class A*	12,405
1,564	Frontier Communications Corp.	11,120
9,501	Level 3 Communications, Inc.*	10,356
2,119	TW Telecom, Inc.*	35,345
2,705	Windstream Corp.	28,565

		97,791

Electric Utilities (0.0%):
595	ITC Holdings Corp.	31,481

Electrical Equipment (1.2%):
1,452	AMETEK, Inc.	58,298
2,316	Cooper Industries plc	101,904
10,395	Emerson Electric Co.	454,157
772	First Solar, Inc.*	87,877
284	General Cable Corp.*	7,569
351	Hubbell, Inc., Class B	13,931
459	Regal-Beloit Corp.	25,603
1,968	Rockwell Automation, Inc.	96,609
1,312	Roper Industries, Inc.	73,419
470	SunPower Corp., Class A*	5,687
107	Thomas & Betts Corp.*	3,713

		928,767

Electronic Equipment, Instruments & Components (0.7%):
4,788	Agilent Technologies, Inc.*	136,123
2,381	Amphenol Corp., Class A	93,526
153	Arrow Electronics, Inc.*	3,420
51	AVX Corp.	654
2,740	Corning, Inc.	44,251
750	Dolby Laboratories, Inc., Class A*	47,017
2,119	FLIR Systems, Inc.*	61,642
180	Ingram Micro, Inc., Class A*	2,734
505	Itron, Inc.*	31,219
1,812	Jabil Circuit, Inc.	24,100
780	National Instruments Corp.	24,788
1,675	Trimble Navigation, Ltd.*	46,900
1,024	Tyco International, Ltd.	36,075

		552,449

Energy Equipment & Services (2.1%):
127	Atwood Oceanics, Inc.*	3,241
1,621	Baker Hughes, Inc.	67,385
1,949	Cameron International Corp.*	63,382
309	Core Laboratories NV	45,612
321	Diamond Offshore Drilling, Inc.	19,963
1,007	Dresser-Rand Group, Inc.*	31,771
61	Exterran Holdings, Inc.*	1,574
1,667	FMC Technologies, Inc.*	87,784
12,508	Halliburton Co.	307,071
1,564	Nabors Industries, Ltd.*	27,558
62	Oil States International, Inc.*	2,454
927	Pride International, Inc.*	20,709
166	Rowan Cos., Inc.*	3,642
16,487	Schlumberger, Ltd.	912,391
118	Superior Energy Services, Inc.*	2,203
4,124	Weatherford International, Ltd.*	54,189

		1,650,929

Food & Staples Retailing (2.4%):
41	BJ’s Wholesale Club, Inc.*	1,518
6,076	Costco Wholesale Corp.	333,147
2,113	CVS Caremark Corp.	61,953
545	Kroger Co. (The)	10,731
8,153	SYSCO Corp.	232,931
17,054	Wal-Mart Stores, Inc.	819,786
12,350	Walgreen Co.	329,745
1,953	Whole Foods Market, Inc.*	70,347

		1,860,158

Food Products (0.9%):
1,503	Campbell Soup Co.	53,852
653	ConAgra Foods, Inc.	15,228
362	Flowers Foods, Inc.	8,844
5,453	General Mills, Inc.	193,690
1,557	Green Mountain Coffee Roasters, Inc.*	40,015
1,809	H.J. Heinz Co.	78,185
1,256	Hershey Co.	60,200
3,171	Kellogg Co.	159,501

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Food Products, continued

933	McCormick & Co.	$35,417
6,506	Sara Lee Corp.	91,735

		736,667

Gas Utilities (0.1%):
1,896	EQT Corp.	68,521

Health Care Equipment & Supplies (3.3%):
959	Alcon, Inc.	142,114
1,305	Bard (C.R.), Inc.	101,177
6,887	Baxter International, Inc.	279,888
3,215	Becton Dickinson & Co.	217,398
576	CareFusion Corp.*	13,075
138	Cooper Companies, Inc.	5,491
6,930	Covidien plc	278,447
1,999	DENTSPLY International, Inc.	59,790
1,578	Edwards Lifesciences Corp.*	88,400
690	Gen-Probe, Inc.*	31,340
760	Hill-Rom Holdings, Inc.	23,127
2,306	Hospira, Inc.*	132,480
785	IDEXX Laboratories, Inc.*	47,807
543	Intuitive Surgical, Inc.*	171,382
311	Inverness Medical Innovations, Inc.*	8,291
57	Kinetic Concepts, Inc.*	2,081
11,731	Medtronic, Inc.	425,483
1,036	ResMed, Inc.*	62,999
4,497	St. Jude Medical, Inc.*	162,297
4,339	Stryker Corp.	217,210
72	Teleflex, Inc.	3,908
788	Thoratec Corp.*	33,671
1,693	Varian Medical Systems, Inc.*	88,510

		2,596,366

Health Care Providers & Services (2.1%):
3,929	AmerisourceBergen Corp.	124,746
211	Brookdale Senior Living, Inc.*	3,165
1,717	Cardinal Health, Inc.	57,708
931	Community Health Systems, Inc.*	31,477
1,424	DaVita, Inc.*	88,915
421	Emdeon, Inc., Class A*	5,275
424	Emergency Medical Services Corp., Series A*	20,789
7,562	Express Scripts, Inc.*	355,565
3,452	Health Management Associates, Inc., Class A*	26,822
1,250	Henry Schein, Inc.*	68,625
1,433	Laboratory Corp. of America Holdings*	107,976
1,397	Lincare Holdings, Inc.*	45,416
1,610	McKesson HBOC, Inc.	108,128
6,302	Medco Health Solutions, Inc.*	347,114
627	MEDNAX, Inc.*	34,867
131	Omnicare, Inc.	3,105
1,420	Patterson Companies, Inc.	40,513
1,769	Quest Diagnostics, Inc.	88,043
4,997	Tenet Healthcare Corp.*	21,687
94	Universal Health Services, Inc., Class B	3,586
1,214	VCA Antech, Inc.*	30,059

		1,613,581

Health Care Technology (0.2%):
946	Allscripts-Misys Healthcare Solutions, Inc.*	15,231
961	Cerner Corp.*	72,930
423	SXC Health Solutions Corp.*	30,985

		119,146

Hotels, Restaurants & Leisure (3.0%):
785	Bally Technologies, Inc.*	25,426
1,183	Brinker International, Inc.	17,106
1,224	Burger King Holdings, Inc.	20,612
2,237	Carnival Corp.	67,647
430	Chipotle Mexican Grill, Inc., Class A*	58,828
4	Choice Hotels International, Inc.	121
1,925	Darden Restaurants, Inc.	74,786
4,166	International Game Technology	65,406
173	International Speedway Corp., Class A	4,457
4,396	Las Vegas Sands Corp.*	97,327
306	Madison Square Garden, Inc., Class A*	6,019
3,746	Marriott International, Inc., Class A	112,155
14,883	McDonald’s Corp.	980,343
541	MGM Resorts International*	5,215
432	Panera Bread Co., Class A*	32,525
737	Royal Caribbean Cruises, Ltd.*	16,782
10,272	Starbucks Corp.	249,610
2,616	Starwood Hotels & Resorts Worldwide, Inc.	108,381
1,566	Wendy’s/Arby’s Group, Inc.	6,264
819	WMS Industries, Inc.*	32,146
1,041	Wynn Resorts, Ltd.	79,397
6,444	Yum! Brands, Inc.	251,574

		2,312,127

Household Durables (0.3%):
272	Fortune Brands, Inc.	10,657
118	Garmin, Ltd.	3,443
435	Harman International Industries, Inc.*	13,002

6

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Household Durables, continued

1,174	Leggett & Platt, Inc.	$23,551
108	Mohawk Industries, Inc.*	4,942
85	NVR, Inc.*	55,678
995	Tempur-Pedic International, Inc.*	30,596
869	Tupperware Brands Corp.	34,630
443	Whirlpool Corp.	38,904

		215,403

Household Products (1.3%):
983	Church & Dwight Co., Inc.	61,644
1,846	Clorox Co. (The)	114,747
5,684	Colgate-Palmolive Co.	447,672
4,544	Kimberly-Clark Corp.	275,503
2,401	Procter & Gamble Co. (The)	144,012

		1,043,578

Independent Power Producers & Energy Traders (0.0%):
2,186	Calpine Corp.*	27,806
112	Ormat Technologies, Inc.	3,168

		30,974

Industrial Conglomerates (1.7%):
9,867	3M Co.	779,395
40	Carlisle Cos., Inc.	1,445
34,231	General Electric Co.	493,611
2,491	McDermott International, Inc.*	53,955
1,936	Textron, Inc.	32,854

		1,361,260

Insurance (0.9%):
712	ACE, Ltd.	36,654
6,117	AFLAC, Inc.	261,012
51	Arch Capital Group, Ltd.*	3,800
330	Arthur J. Gallagher & Co.	8,045
473	Axis Capital Holdings, Ltd.	14,058
795	Brown & Brown, Inc.	15,216
49	Endurance Specialty Holdings, Ltd.	1,839
290	Erie Indemnity Co., Class A	13,195
1,196	Genworth Financial, Inc.*	15,632
547	Hartford Financial Services Group, Inc.	12,105
6,891	Marsh & McLennan Cos., Inc.	155,392
2,544	MetLife, Inc.	96,061
791	Travelers Cos., Inc. (The)	38,957
92	Validus Holdings, Ltd.	2,247

		674,213

Internet & Catalog Retail (0.9%):
4,843	Amazon.com, Inc.*	529,146
1,129	Expedia, Inc.	21,203
545	Netflix, Inc.*	59,214
652	Priceline.com, Inc.*	115,104

		724,667

Internet Software & Services (2.6%):
2,362	Akamai Technologies, Inc.*	95,826
6,034	eBay, Inc.*	118,327
634	Equinix, Inc.*	51,494
3,367	Google, Inc., Class A*	1,498,147
458	IAC/InterActiveCorp*	10,062
2,496	VeriSign, Inc.*	66,269
605	VistaPrint NV*	28,731
724	WebMD Health Corp., Class A*	33,615
8,131	Yahoo!, Inc.*	112,452

		2,014,923

IT Services (2.9%):
8,446	Accenture plc, Class A	326,438
726	Alliance Data Systems Corp.*	43,212
826	Amdocs, Ltd.*	22,178
6,935	Automatic Data Processing, Inc.	279,203
1,754	Broadridge Financial Solutions, Inc.	33,414
4,154	Cognizant Technology Solutions Corp., Class A*	207,949
510	DST Systems, Inc.	18,432
1,423	Fiserv, Inc.*	64,974
1,041	Gartner, Inc.*	24,203
919	Genpact, Ltd.*	14,272
1,121	Global Payments, Inc.	40,961
1,308	Hewitt Associates, Inc., Class A*	45,074
1,287	Lender Processing Services, Inc.	40,296
1,344	MasterCard, Inc., Class A	268,168
1,050	NeuStar, Inc., Class A*	21,651
4,433	Paychex, Inc.	115,125
4,320	SAIC, Inc.*	72,317
6,464	Visa, Inc., Class A	457,328
9,243	Western Union Co.	137,813

		2,233,008

Leisure Equipment & Products (0.2%):
1,800	Hasbro, Inc.	73,980
2,891	Mattel, Inc.	61,174

		135,154

Life Sciences Tools & Services (0.7%):
196	Charles River Laboratories International, Inc.*	6,705
891	Covance, Inc.*	45,726
1,666	Illumina, Inc.*	72,521
1,772	Life Technologies Corp.*	83,727
458	Mettler-Toledo International, Inc.*	51,127
778	Millipore Corp.*	82,974

7

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Life Sciences Tools & Services, continued

776	PerkinElmer, Inc.	$16,040
1,459	Pharmaceutical Product Development, Inc.	37,073
527	Techne Corp.	30,276
1,274	Waters Corp.*	82,428

		508,597

Machinery (3.2%):
1,036	Bucyrus International, Inc., Class A	49,158
8,682	Caterpillar, Inc.	521,528
89	CNH Global NV, New York Shares*	2,016
2,770	Cummins, Inc.	180,410
6,803	Danaher Corp.	252,527
5,541	Deere & Co.	308,523
1,076	Donaldson Co., Inc.	45,891
1,614	Dover Corp.	67,449
602	Eaton Corp.	39,395
650	Flowserve Corp.	55,120
681	Gardner Denver, Inc.	30,366
863	Graco, Inc.	24,328
53	Harsco Corp.	1,246
952	IDEX Corp.	27,199
6,088	Illinois Tool Works, Inc.	251,313
1,437	Joy Global, Inc.	71,979
873	Kennametal, Inc.	22,200
585	Lincoln Electric Holdings, Inc.	29,829
1,892	Manitowoc Co., Inc. (The)	17,293
997	Navistar International Corp.*	49,052
1,236	Oshkosh Truck Corp.*	38,514
5,062	PACCAR, Inc.	201,822
1,595	Pall Corp.	54,820
627	Parker Hannifin Corp.	34,773
732	Pentair, Inc.	23,570
147	Spx Corp.	7,763
908	Timken Co.	23,599
476	Toro Co.	23,381
316	Valmont Industries, Inc.	22,961
85	Wabtec Corp.	3,391

		2,481,416

Marine (0.0%):
30	Kirby Corp.*	1,147

Media (1.6%):
1,173	CBS Corp.	15,167
12,257	DIRECTV Group, Inc. (The), Class A*	415,758
2,868	Discovery Communications, Inc., Class A*	102,416
1,051	DreamWorks Animation SKG, Inc., Class A*	30,006
497	Interactive Data Corp.	16,590
6,742	Interpublic Group of Cos., Inc. (The)*	48,071
556	John Wiley & Sons, Inc.	21,501
196	Lamar Advertising Co.*	4,806
3,087	McGraw-Hill Cos., Inc. (The)	86,868
234	Meredith Corp.	7,284
291	Morningstar, Inc.*	12,373
6,589	News Corp.	78,805
3,441	Omnicom Group, Inc.	118,026
204	Regal Entertainment Group, Class A	2,660
1,256	Scripps Networks Interactive, Class A	50,667
53,551	Sirius XM Radio, Inc.*	50,847
1,675	Thomson Reuters Corp.	60,015
3,240	Time Warner, Inc.	93,668
1,649	Viacom, Inc., Class B	51,729

		1,267,257

Metals & Mining (1.5%):
282	AK Steel Holding Corp.	3,362
2,115	Alcoa, Inc.	21,277
1,359	Allegheny Technologies, Inc.	60,054
629	Carpenter Technology Corp.	20,650
1,869	Cliffs Natural Resources, Inc.	88,142
462	Compass Minerals International, Inc.	32,469
5,978	Freeport-McMoRan Copper & Gold, Inc., Class B	353,479
302	Gerdau Ameristeel Corp.*	3,292
6,564	Newmont Mining Corp.	405,261
1,865	Nucor Corp.	71,392
134	Reliance Steel & Aluminum Co.	4,844
87	Royal Gold, Inc.	4,176
44	Schnitzer Steel Industries, Inc.	1,725
2,364	Southern Copper Corp.	62,741
1,221	Titanium Metals Corp.*	21,477
390	United States Steel Corp.	15,035
572	Walter Energy, Inc.	34,806

		1,204,182

Multiline Retail (1.2%):
1,115	Big Lots, Inc.*	35,780
992	Dollar General Corp.*	27,330
1,756	Dollar Tree, Inc.*	73,082
1,848	Family Dollar Stores, Inc.	69,651
1,094	J.C. Penney Co., Inc.	23,499
3,155	Kohl’s Corp.*	149,863
618	Macy’s, Inc.	11,062

8

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Multiline Retail, continued

2,318	Nordstrom, Inc.	$74,616
10,167	Target Corp.	499,911

		964,794

Office Electronics (0.0%):
427	Zebra Technologies Corp., Class A*	10,833

Oil, Gas & Consumable Fuels (7.3%):
243	Alpha Natural Resources, Inc.*	8,230
1,580	Arch Coal, Inc.	31,300
817	Atlas Energy, Inc.*	22,116
1,469	Chevron Corp.	99,686
1,157	Cimarex Energy Co.	82,818
1,262	Concho Resources, Inc.*	69,826
7,877	ConocoPhillips	386,682
1,452	Consol Energy, Inc.	49,020
401	Continental Resources, Inc.*	17,893
1,726	El Paso Corp.	19,176
3,498	EOG Resources, Inc.	344,098
2,078	EXCO Resources, Inc.	30,360
64,749	Exxon Mobil Corp.	3,695,225
1,026	Forest Oil Corp.*	28,071
609	Frontline, Ltd.	17,381
389	Holly Corp.	10,340
2,613	Marathon Oil Corp.	81,238
68	Mariner Energy, Inc.*	1,461
326	Murphy Oil Corp.	16,153
2,277	Occidental Petroleum Corp.	175,671
2,926	Petrohawk Energy Corp.*	49,654
37	Quicksilver Resources, Inc.*	407
2,200	Range Resources Corp.	88,330
430	SandRidge Energy, Inc.*	2,507
607	SM Energy Co.	24,377
4,767	Southwestern Energy Co.*	184,197
2,104	Ultra Petroleum Corp.*	93,102
59	Whiting Petroleum Corp.*	4,627
3,319	Williams Cos., Inc. (The)	60,671

		5,694,617

Paper & Forest Products (0.1%):
4,688	International Paper Co.	106,089

Personal Products (0.4%):
236	Alberto-Culver Co.	6,393
5,895	Avon Products, Inc.	156,218
1,511	Estee Lauder Co., Inc. (The), Class A	84,208
813	Herbalife, Ltd.	37,439
402	Mead Johnson Nutrition Co., Class A	20,148

		304,406

Pharmaceuticals (2.3%):
19,264	Abbott Laboratories	901,170
4,191	Allergan, Inc.	244,168
3,256	Eli Lilly & Co.	109,076
5,732	Johnson & Johnson Co.	338,532
3,638	Mylan, Inc.*	61,991
1,104	Perrigo Co.	65,213
772	Valeant Pharmaceuticals, Inc.*	40,368
1,245	Warner Chilcott plc, Class A*	28,448

		1,788,966

Professional Services (0.3%):
704	Dun & Bradstreet Corp.	47,253
507	FTI Consulting, Inc.*	22,100
662	IHS, Inc., Class A*	38,674
805	Monster Worldwide, Inc.*	9,378
2,044	Robert Half International, Inc.	48,136
108	Towers Watson & Co., Class A	4,196
1,453	Verisk Analytics, Inc., Class A*	43,445

		213,182

Real Estate Investment Trusts (REITs) (0.9%):
246	AMB Property Corp.	5,833
833	Apartment Investment & Management Co., Class A	16,135
1,010	Digital Realty Trust, Inc.	58,257
268	Equity Residential Property Trust	11,160
169	Essex Property Trust, Inc.	16,484
517	Federal Realty Investment Trust	36,330
2,783	General Growth Properties, Inc.	36,903
978	Plum Creek Timber Co., Inc.	33,770
480	ProLogis Trust	4,862
1,751	Public Storage, Inc.	153,930
312	Rayonier, Inc.	13,734
2,798	Simon Property Group, Inc.	225,938
188	UDR, Inc.	3,596
605	Ventas, Inc.	28,405
210	Vornado Realty Trust	15,320

		660,657

Real Estate Management & Development (0.2%):
3,993	CB Richard Ellis Group, Inc., Class A*	54,345
579	Jones Lang LaSalle, Inc.	38,005
1,117	St. Joe Co. (The)*	25,870

		118,220

Road & Rail (0.3%):
35	Con-way, Inc.	1,051
2,361	Hertz Global Holdings, Inc.*	22,335
1,283	J.B. Hunt Transport Services, Inc.	41,916
854	Kansas City Southern Industries, Inc.*	31,043
674	Landstar System, Inc.	26,279

9

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Road & Rail, continued

405	Ryder System, Inc.	$16,293
885	Union Pacific Corp.	61,516

		200,433

Semiconductors & Semiconductor Equipment (3.8%):
3,087	Advanced Micro Devices, Inc.*	22,597
4,142	Altera Corp.	102,763
4,093	Analog Devices, Inc.	114,031
18,556	Applied Materials, Inc.	223,043
992	Atheros Communications*	27,320
5,850	Atmel Corp.*	28,080
1,467	Avago Technologies, Ltd.*	30,895
6,841	Broadcom Corp., Class A	225,548
1,497	Cree, Inc.*	89,865
2,338	Cypress Semiconductor Corp.*	23,473
52,605	Intel Corp.	1,023,167
525	Intersil Corp., Class A	6,358
154	KLA-Tencor Corp.	4,293
1,730	Lam Research Corp.*	65,844
3,072	Linear Technology Corp.	85,432
7,527	Marvell Technology Group, Ltd.*	118,625
4,223	Maxim Integrated Products, Inc.	70,651
1,239	MEMC Electronic Materials, Inc.*	12,241
2,573	Microchip Technology, Inc.	71,375
2,937	National Semiconductor Corp.	39,532
1,206	Novellus Systems, Inc.*	30,584
7,979	NVIDIA Corp.*	81,466
5,997	ON Semiconductor Corp.*	38,261
266	PMC-Sierra, Inc.*	2,000
1,457	Rambus, Inc.*	25,527
653	Silicon Laboratories, Inc.*	26,486
2,434	Skyworks Solutions, Inc.*	40,867
2,483	Teradyne, Inc.*	24,209
7,685	Texas Instruments, Inc.	178,907
1,019	Varian Semiconductor Equipment Associates, Inc.*	29,205
3,795	Xilinx, Inc.	95,862

		2,958,507

Software (5.5%):
1,874	Activision Blizzard, Inc.	19,658
7,253	Adobe Systems, Inc.*	191,697
1,237	Ansys, Inc.*	50,185
3,198	Autodesk, Inc.*	77,903
2,489	BMC Software, Inc.*	86,194
4,417	CA, Inc.	81,273
3,846	Cadence Design Systems, Inc.*	22,268
2,585	Citrix Systems, Inc.*	109,165
1,850	Compuware Corp.*	14,763
4,234	Electronic Arts, Inc.*	60,970
655	FactSet Research Systems, Inc.	43,878
1,263	Informatica Corp.*	30,160
3,857	Intuit, Inc.*	134,108
2,177	McAfee, Inc.*	66,877
1,117	Micros Systems, Inc.*	35,599
70,872	Microsoft Corp.	1,630,765
3,190	Nuance Communications, Inc.*	47,690
52,699	Oracle Corp.	1,130,921
2,583	Red Hat, Inc.*	74,752
1,431	Rovi Corp.*	54,249
1,591	Salesforce.com, Inc.*	136,540
963	Solera Holdings, Inc.	34,861
1,212	Sybase, Inc.*	78,368
1,090	Symantec Corp.*	15,129
93	Synopsys, Inc.*	1,941
1,027	VMware, Inc., Class A*	64,280

		4,294,194

Specialty Retail (3.5%):
521	Aaron’s, Inc.	8,893
955	Abercrombie & Fitch Co., Class A	29,309
1,200	Advance Auto Parts	60,216
1,304	Aeropostale, Inc.*	37,346
652	American Eagle Outfitters, Inc.	7,661
379	AutoNation, Inc.*	7,390
381	AutoZone, Inc.*	73,617
3,620	Bed Bath & Beyond, Inc.*	134,230
4,745	Best Buy Co., Inc.	160,666
3,127	CarMax, Inc.*	62,227
2,416	Chico’s FAS, Inc.	23,870
1,266	Dick’s Sporting Goods, Inc.*	31,511
5,612	Gap, Inc. (The)	109,209
915	Guess?, Inc.	28,585
23,404	Home Depot, Inc.	656,950
774	J. Crew Group, Inc.*	28,491
3,726	Limited Brands, Inc.	82,233
15,193	Lowe’s Cos., Inc.	310,241
1,894	O’Reilly Automotive, Inc.*	90,079
221	Office Depot, Inc.*	893
1,651	PetSmart, Inc.	49,811
1,678	Ross Stores, Inc.	89,421
776	Sherwin Williams Co.	53,691
10,099	Staples, Inc.	192,386
1,765	Tiffany & Co.	66,911
5,623	TJX Cos., Inc.	235,885
500	Tractor Supply Co.	30,485
1,664	Urban Outfitters, Inc.*	57,225
1,360	Williams-Sonoma, Inc.	33,755

		2,753,187

Textiles, Apparel & Luxury Goods (0.8%):
4,199	Coach, Inc.	153,473
748	Fossil, Inc.*	25,956
1,291	Hanesbrands, Inc.*	31,061

10

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued

4,965	Nike, Inc., Class B	$335,386
796	Phillips-Van Heusen Corp.	36,831
783	Polo Ralph Lauren Corp.	57,128

		639,835

Thrifts & Mortgage Finance (0.0%):
19	Capitol Federal Financial	630
608	Hudson City Bancorp, Inc.	7,442

		8,072

Tobacco (1.7%):
16,823	Altria Group, Inc.	337,133
21,573	Philip Morris International, Inc.	988,906

		1,326,039

Trading Companies & Distributors (0.3%):
1,816	Fastenal Co.	91,145
149	GATX Corp.	3,975
603	MSC Industrial Direct Co., Inc., Class A	30,548
848	W.W. Grainger, Inc.	84,334
169	WESCO International, Inc.*	5,690

		215,692

Wireless Telecommunication Services (0.7%):
5,560	American Tower Corp., Class A*	247,420
4,011	Crown Castle International Corp.*	149,450
1,573	MetroPCS Communications, Inc.*	12,883
1,822	NII Holdings, Inc.*	59,251
1,595	SBA Communications Corp., Class A*	54,246

		523,250

Total Common Stocks (Cost $81,951,850)		72,849,248

Exchange Traded Funds (2.1%):
Diversified Financial Services (2.1%):
15,955	SPDR S&P 500 ETF Trust, Series 1	1,646,875

Total Exchange Traded Funds (Cost $1,919,418)		1,646,875

Investment Companies (3.8%):
2,973,031	Dreyfus Treasury Prime Cash Management, 0.00%(a)	2,973,031

Total Investment Companies (Cost $2,973,031)		2,973,031

Total Investment Securities (Cost $86,844,299)(b) — 99.4%		77,469,154
Net other assets (liabilities) — 0.6%		436,349

Net Assets — 100.0%		$77,905,503

Percentages indicated are based on net assets as of June 30, 2010.

*	Non-income producing security.

ETF—Exchange Traded Fund

plc—Public Liability Company

REIT—Real Estate Investment Trust

(a)	The rate represents the effective yield at June 30, 2010.

(b)	Cost for federal income tax purposes is $87,017,891. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$180,974
Unrealized depreciation	(9,729,711)

Net unrealized depreciation	$(9,548,737)

11

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

Futures Contracts

Cash of $332,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2010:

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/10	41	$2,222,560	$(118,030)
NASDAQ Index 100 E-Mini September Futures	Long	9/10	33	1,200,956	(53,876)

Total					$(171,906)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2010:

Country	Percentage
Bermuda	0.3%
British Virgin Islands	0.0%
Canada	0.2%
Cayman Islands	0.1%
Guernsey	0.0%
Ireland	1.0%
Liberia	0.0%
Netherlands	1.3%
Panama	0.2%
Singapore	0.0%
Switzerland	0.4%
United States	96.5%

100.0%

12

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL
Russell 1000
Growth Index Fund

Assets:
Investment securities, at cost	$86,844,299

Investment securities, at value	$77,469,154
Dividends receivable	96,338
Segregated cash for collateral	332,000
Receivable for capital shares issued	118,203

Total Assets	78,015,695

Liabilities:
Payable for capital shares redeemed	14,111
Payable for variation margin on futures contracts	35,227
Manager fees payable	29,345
Administration fees payable	6,061
Distribution fees payable	16,672
Custodian fees payable	1,155
Administrative and compliance services fees payable	505
Trustee fees payable	1,516
Other accrued liabilities	5,600

Total Liabilities	110,192

Net Assets	$77,905,503

Net Assets Consist of:
Capital	$89,225,722
Accumulated net investment income/(loss)	164,919
Accumulated net realized gains/(losses) from investment transactions	(1,938,087)
Net unrealized appreciation/(depreciation) on investments	(9,547,051)

Net Assets	$77,905,503

Shares of beneficial interest (unlimited number of shares authorized, no par value)	8,939,754
Net Asset Value (offering and redemption price per share)	$8.71

13

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Statement of Operations
For the Period Ended June 30, 2010
(Unaudited)

AZL
Russell 1000
Growth Index Fund(a)

Investment Income:
Dividends	$276,037

Total Investment Income	276,037

Expenses:
Manager fees	58,204
Administration fees	9,570
Distribution fees	33,071
Custodian fees	1,300
Administrative and compliance services fees	569
Trustees’ fees	2,096
Professional fees	2,288
Shareholder reports	3,432
Other expenses	588

Total expenses	111,118

Net Investment Income/(Loss)	164,919

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(1,843,392)
Net realized gains/(losses) on futures transactions	(94,695)
Change in unrealized appreciation/(depreciation) on investments	(9,547,051)

Net Realized/Unrealized Gains/(Losses) on Investments	(11,485,138)

Change in Net Assets Resulting From Operations	$(11,320,219)

(a)	For the period April 30, 2010 (commencement of operations) to June 30, 2010.

14

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Statement of Changes in Net Assets

AZL Russell 1000
Growth Index Fund
April 30, 2010 to
June 30, 2010(a)
(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$164,919
Net realized gains/(losses) on investment transactions	(1,938,087)
Change in unrealized appreciation/(depreciation) on investments	(9,547,051)

Change in net assets resulting from operations	(11,320,219)

Capital Transactions:
Proceeds from shares issued	92,222,657
Value of shares redeemed	(2,996,935)

Change in net assets resulting from capital transactions	89,225,722

Change in net assets	77,905,503
Net Assets:
Beginning of period	—

End of period	$77,905,503

Accumulated net investment income/(loss)	$164,919

Share Transactions:
Shares issued	9,261,697
Shares redeemed	(321,943)

Change in shares	8,939,754

(a)	Period from commencement of operations.

15

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the period indicated)

April 30, 2010 to
June 30, 2010(a)
(Unaudited)

Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net Investment Income/(Loss)	0.02
Net Realized and Unrealized Gains/(Losses) on Investments	(1.31)

Total from Investment Activities	(1.29)

Net Asset Value, End of Period	$8.71

Total Return(b) (c)	(12.90)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$77,906
Net Investment Income/(Loss)(d)	1.25%
Expenses Before Reductions(d)	0.84%
Expenses Net of Reductions(d)	0.84%
Portfolio Turnover Rate(c)	25.00%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

16

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). These Notes to the Financial Statements are for the AZL Russell 1000 Growth Index Fund (the “Fund”), which commenced operations on April 30, 2010. The Trust consists of 31 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco International Equity Fund (formerly AZL AIM International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund (formerly AZL Van Kampen Global Real Estate Fund)
•	AZL Morgan Stanley International Equity Fund (formerly AZL Van Kampen International Equity Fund)
•	AZL Morgan Stanley Mid Cap Growth Fund (formerly AZL Van Kampen Mid Cap Growth Fund)
•	AZL NACM International Growth Fund
•	AZL NFJ International Value Fund
•	AZL OCC Growth Fund
•	AZL OCC Opportunity Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Growth and Income Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. In addition, income and realized and unrealized gains and losses are allocated to each class of shares based on its relative net assets on a daily basis.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. During the period ended June 30, 2010, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. During the period ended June 30, 2010, the Fund did not enter into any foreign currency exchange contracts.

Futures Contracts

The Fund may enter into futures contracts. The Fund uses futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $3.4 million as of June 30, 2010. The monthly average notional amount for these contracts was $2.4 million for the period ended June 30, 2010.

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair value of Derivative Instruments, not accounted for as hedging instruments under Statement 133, as of June 30, 2010:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$(171,906)

*	Total Fair Value is presented by Primary Risk Exposure. For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2010:

Change in Unrealized
		Realized	Appreciation
	Location of Gain (Loss)	Gain (Loss)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Equity Contracts	Net realized gains/(losses) on futures transactions, change in unrealized appreciation/depreciation on investments	$(94,695)	$(171,906)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement, effective April 30, 2010, between the Manager and BlackRock Investment Management LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. The annual expense limit of the Fund is 0.84%.

For the period ended June 30, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Russell 1000 Growth Index Fund	0.44%	0.84%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $108 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Exchanged traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Common Stocks+	$72,849,248	$—	$72,849,248
Exchange Traded Funds+	1,646,875	—	1,646,875
Investment Companies	2,973,031	—	2,973,031

Total Investment Securities	77,469,154	—	77,469,154

Other Financial Instruments:*
Futures Contracts	(171,906)	—	(171,906)

Total Investments	$77,297,248	$—	$77,297,248

*	Other financial instruments would include any derivative instruments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on April 30, 2010 (commencement of operations.)

22

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

5. Security Purchases and Sales

For the period April 30, 2010 through June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Russell 1000 Growth Index Fund	$18,221,295	$19,250,995

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

23

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Approval of Investment Advisory and Subadvisory Agreements (Unaudited)

The Allianz Variable Insurance Products Trust (the “Trust”) is a manager-of-managers fund. That means that the Trust’s Manager (“Allianz Investment Management, LLC”) is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the decisions made for each of the Trust’s investment portfolios. The Trust’s Manager is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a Subadviser. The Subadviser for the AZL Russell 1000 Growth Index Fund (the “Fund”) is BlackRock Investment Management, LLC (“BlackRock Investment”). The Fund commenced operation on April 30, 2010.

In reviewing the services provided by the Manager and the terms of the investment management agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Fund is offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Fund is offered only through Allianz Life and Allianz of New York variable products.

The Trust’s Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Trust’s Board reviews and considers the information provided by the Manager in deciding which investment advisers to select. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Trust’s Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b) Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place the Fund on the watch list for other reasons, and if so, will explain its rationale to the Trustees.

In assessing the Manager’s and BlackRock Investment’s (collectively, the “Advisory Organizations”) performance of their obligations, the Board considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruption of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.

As required by the Investment Company Act of 1940 (“1940 Act”), the Trust’s Board has reviewed and approved the Trust’s Investment Management Agreement with the Manager (the “Advisory Agreement”) and portfolio management agreement (the “Subadvisory Agreement”) with BlackRock Investment. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund’s investment objectives and long term performance; the Advisory Organizations’ management philosophy, personnel, and processes, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considers the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, a Compliance Services Agreement, and a Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Trust pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser’s service and fee. The Trust’s Board is aware of these factors and takes them into account in its review of the Trust’s advisory contracts.

24

The Board considered and weighed these circumstances in light of its experience in governing the Trust and working with the Advisory Organizations on matters relating to the Fund, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Fund and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s short- and long-term performance (in absolute terms as well as in relationship to its benchmark(s), certain competitor or “peer group” funds and similar funds managed by the particular Subadviser), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Fund and the companies that service it; and relevant developments in the mutual fund industry and how the Fund and/or Advisory Organizations are responding to them.

The Board also receives financial information about Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Fund. These reports cover not only the fees under the advisory contracts, but also fees, if any, received for providing other services to the Fund. The reports also discuss any indirect or “fall out” benefits an Advisory Organization may derive from its relationship with the Fund.

The Advisory Agreement was most recently considered and the Subadvisory Agreement (together with the Advisory Agreement, the “Agreements”) were initially and most recently considered at an “in person” Board of Trustees meeting held February 20, 2010, at which time the Board of Trustees approved the creation of the Fund. At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust with respect to the Fund for the period ending April 30, 2011. In connection with such meeting, the Trustees requested and evaluated materials from the Manager, including expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval of the Agreements with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The independent (“disinterested”) Trustees also discussed the proposed approval in private sessions with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Agreements, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreements on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC Rule requires that shareholder reports include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager and Subadvisers. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers the Fund’s business and other affairs. As the Trust is a manager of managers fund, the Manager is responsible for monitoring the various Subadvisers (including BlackRock Investment) that have day-to-day responsibility for the decisions made for each of the Trust’s investment portfolios. The Trust’s Manager is responsible for determining, in the first instance, which investment advisers to consider recommending to the Board of Trustees for selection as a Subadviser.

The Trustees noted that the Manager also provides the Trust and the Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Fund) and executive and other personnel as are necessary for the operation of the Trust and the Fund. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and expected to be provided by BlackRock Investment and noted that the scope of such services had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager and BlackRock Investment are responsible for maintaining and monitoring their own compliance programs, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and the Fund. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to the Fund under the Agreements.

25

(2) The investment performance of the Fund, the Manager and the Subadviser. At the time of the February 20, 2010 meeting, BlackRock Investment was the subadviser for four other stock index funds which are series of the Trust. The Trustees were advised that the portfolio management team which manages two of such funds — the AZL S&P Index Fund and the AZL Small Cap Stock Fund — will also manage the Fund. (BlackRock Investment replaced the previous subadviser to such two funds in October, 2009.) Trustees received performance information on the four already existing index funds, including absolute performance, performance versus the appropriate index and performance versus the peer group. At the Board of Trustees meeting held February 20, 2010, the Trustees determined that the overall investment performance of the Fund was expected to be acceptable.

As part of its responsibilities, the Manager maintains a “watch list,” which is reviewed by and discussed at least quarterly with the Board of Trustees. Funds may be on the watch list for underperformance, if a change has been made in a Subadviser’s portfolio manager(s), if the Subadviser is the subject of regulatory concerns, whether assets in the Fund are likely to achieve “critical mass,” or for other reasons. Funds which are on the watch list are subject to special scrutiny of the Manager and the Board of Trustees. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds which have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board of Trustees has subsequently approved new Subadvisory Agreements with such Subadvisers.

(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Fund. The Manager has supplied information to the Board of Trustees pertaining to the level of investment advisory fees to which the Fund is subject. Under the Advisory Agreement the Manager receives investment advisory fees from the Fund; under the Subadvisory Agreement, the Manager pays BlackRock Investment advisory fees with respect to the Fund. The Manager has agreed to temporarily “cap” Fund expenses at certain levels, and information was provided to Trustees setting forth “contractual” advisory fees and “actual” fees after taking expense caps into account. The Trustees were advised that the Fund has a very limited peer group to compare fees against. Based upon the information provided, the “actual” advisory fees payable by the Fund are below the average level of fees paid by the Fund’s peer group. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Board has concluded that the advisory fees to be paid to the Manager by the Fund are not unreasonable.

The Manager has also supplied information to the Board of Trustees pertaining to anticipated total Fund expenses (which includes advisory fees, the 25 basis point 12b-1 fee paid by the Fund, and other Fund expenses). As noted above, the Manager has agreed to “cap” Fund expenses at certain levels. Based upon the information provided, the Fund’s overall total expense ratio would be below average for its peer group. The Trustees concluded that the anticipated total expense ratio of the Fund was not unreasonable.

At an “in person” Board of Trustees meeting held October 28, 2009, the Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2006 through June 30, 2009. The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of fall-out benefits to the Manager, and were advised by it that there were no such benefits. The Trustees focused on profitability before taxes and distribution expenses of the Manager’s relationships with the other Funds which are part of the Trust or the Allianz Variable Insurance Products Fund of Funds Trust (the “FOF Trust”) (which is also managed by the Manager), which analysis predated the creation of the Fund. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund and, based on their review, concluded that they were satisfied that the Manager’s level of profitability from its relationship with the Funds was not excessive.

The Manager, on behalf of the Board of Trustees, obtained information on the estimated profitability of BlackRock Investment in connection with its relationship with the Fund. The Manager assured the Board of Trustees that the Subadvisory Agreement with BlackRock Investment was negotiated on an “arm’s length” basis, so that arguably, such profitability information should be less relevant. Trustees recognized the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization. Based upon the information provided, the Trustees determined that there was no evidence that the level of such profitability attributable to BlackRock Investment subadvising the Fund was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedule for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels, although the Subadvisory Agreement has such “breakpoints.” The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Trustees noted

26

that in the fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds in the Trust and the FOF Trust as of December 31, 2009 were approximately $8.1 billion, and that no single Fund had assets in excess of $935 million.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Fund grows larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Agreements at a meeting to be held prior to December 31, 2010, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Fund’s Advisory Agreement was acceptable under the Fund’s circumstances.

27

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

28

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL® Russell 1000® Value Index Fund
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Approval of Investment Advisory and Subadvisory Agreements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Russell 1000 Value Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	4/30/10	6/30/10	4/30/10 - 6/30/10	4/30/10 - 6/30/10
AZL Russell 1000 Value Index Fund	$1,000.00	$865.00	$1.33	0.84%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from April 30, 2010 (date of commencement of operations) to June 30, 2010 divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Russell 1000 Value Index Fund	$1,000.00	$1,020.63	$4.21	0.84%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period). Information shown reflects values using the expense ratios for the 62 days of operations during the period, and has been annualized to reflect values for the period January 1, 2010 to June 30, 2010.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Russell 1000 Value Index Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
Aerospace & Defense	1.8%
Air Freight & Logistics	0.1
Airlines	0.2
Auto Components	0.1
Beverages	1.6
Biotechnology	1.2
Building Products	0.1
Capital Markets	3.0
Chemicals	1.3
Commercial Banks	5.3
Commercial Services & Supplies	0.6
Communications Equipment	0.4
Computers & Peripherals	0.2
Construction & Engineering	0.4
Construction Materials	0.1
Consumer Finance	0.6
Containers & Packaging	0.4
Distributors	0.1
Diversified Consumer Services	0.1
Diversified Financial Services	9.6
Diversified Telecommunication Services	4.3
Electric Utilities	3.3
Electrical Equipment	0.1
Electronic Equipment, Instruments & Components	1.0
Energy Equipment & Services	1.3
Food & Staples Retailing	1.7
Food Products	2.4
Gas Utilities	0.5
Health Care Equipment & Supplies	0.9
Health Care Providers & Services	2.0
Hotels, Restaurants & Leisure	0.4
Household Durables	0.6
Household Products	3.1
Independent Power Producers & Energy Traders	0.4
Industrial Conglomerates	2.1
Insurance	7.1
Internet & Catalog Retail	0.2
Internet Software & Services	0.5
IT Services	0.4
Leisure Equipment & Products	0.1
Life Sciences Tools & Services	0.5
Machinery	1.0
Marine	0.1
Media	4.4
Metals & Mining	0.6
Multi-Utilities	2.5
Multiline Retail	0.3
Office Electronics	0.2
Oil, Gas & Consumable Fuels	8.5
Paper & Forest Products	0.3
Personal Products	0.2
Pharmaceuticals	7.9
Professional Services	0.2
Real Estate Investment Trusts (REITs)	3.0
Real Estate Management & Development	0.0
Road & Rail	1.3
Semiconductors & Semiconductor Equipment	1.3
Software	1.4
Specialty Retail	0.4
Textiles, Apparel & Luxury Goods	0.1
Thrifts & Mortgage Finance	0.4
Tobacco	0.9
Trading Companies & Distributors	0.0
Water Utilities	0.1
Wireless Telecommunication Services	0.3
Investment Companies	3.9

99.4%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (93.0%):
Aerospace & Defense (1.8%):
71	Alliant Techsystems, Inc.*	$4,406
2,142	BE Aerospace, Inc.*	54,471
3,162	Boeing Co. (The)	198,415
7,555	General Dynamics Corp.	442,421
1,960	Goodrich Corp.	129,850
4,027	ITT Industries, Inc.	180,893
2,508	L-3 Communications Holdings, Inc.	177,667
1,447	Lockheed Martin Corp.	107,802
6,588	Northrop Grumman Corp.	358,651
8,306	Raytheon Co.	401,927
1,624	Rockwell Collins, Inc.	86,283
2,024	Spirit AeroSystems Holdings, Inc., Class A*	38,577
1,767	United Technologies Corp.	114,696

		2,296,059

Air Freight & Logistics (0.1%):
2,433	FedEx Corp.	170,578
450	UTI Worldwide, Inc.	5,571

		176,149

Airlines (0.2%):
5,070	AMR Corp.*	34,375
267	Copa Holdings SA, Class A	11,807
14,177	Southwest Airlines Co.	157,506
977	UAL Corp.*	20,087

		223,775

Auto Components (0.1%):
1,204	Autoliv, Inc.*	57,611
182	BorgWarner, Inc.*	6,796
375	Federal-Mogul Corp.*	4,883
879	Johnson Controls, Inc.	23,619
712	Lear Corp.*	47,134
513	TRW Automotive Holdings Corp.*	14,143

		154,186

Beverages (1.6%):
593	Brown-Forman Corp., Class B	33,937
1,592	Central European Distribution Corp.*	34,037
11,689	Coca-Cola Co. (The)	585,853
2,736	Coca-Cola Enterprises, Inc.	70,753
3,925	Constellation Brands, Inc.*	61,309
3,750	Dr Pepper Snapple Group, Inc.	140,212
252	Hansen Natural Corp.*	9,856
2,901	Molson Coors Brewing Co.	122,886
14,943	PepsiCo, Inc.	910,776

		1,969,619

Biotechnology (1.2%):
116	Abraxis BioScience, Inc.*	8,607
20,885	Amgen, Inc.*	1,098,551
5,819	Biogen, Inc.*	276,111
1,637	Cephalon, Inc.*	92,900
1,388	Genzyme Corp.*	70,469

		1,546,638

Building Products (0.1%):
440	Armstrong World Industries, Inc.*	13,279
5,578	Masco Corp.	60,019
1,128	Owens Corning, Inc.*	33,739
904	USG Corp.*	10,920

		117,957

Capital Markets (3.0%):
4,454	Ameriprise Financial, Inc.	160,923
4,168	Ares Capital Corp.	52,225
26,442	Bank of New York Mellon Corp.	652,853
507	BlackRock, Inc.	72,704
4,786	E*TRADE Financial Corp.*	56,570
676	Federated Investors, Inc.	14,000
249	GLG Partners, Inc.*	1,091
11,223	Goldman Sachs Group, Inc.	1,473,243
6,563	Invesco, Ltd.	110,455
3,769	Janus Capital Group, Inc.	33,469
2,594	Jefferies Group, Inc.	54,681
3,526	Legg Mason, Inc.	98,834
20,836	Morgan Stanley	483,604
3,166	Northern Trust Corp.	147,852
2,118	Raymond James Financial, Inc.	52,293
10,935	State Street Corp.	369,822

		3,834,619

Chemicals (1.3%):
1,536	Ashland, Inc.	71,301
1,466	Cabot Corp.	35,345
451	CF Industries Holdings, Inc.	28,616
1,075	Cytec Industries, Inc.	42,989
25,134	Dow Chemical Co. (The)	596,179
12,907	E.I. du Pont de Nemours & Co.	446,453
1,230	Eastman Chemical Co.	65,633
521	FMC Corp.	29,921
4,248	Huntsman Corp.	36,830
1,031	Intrepid Potash, Inc.*	20,177
614	KAR Auction Services, Inc.*	7,595
3,013	PPG Industries, Inc.	182,015
1,402	RPM International, Inc.	25,012
227	Sigma Aldrich Corp.	11,311
1,907	Valspar Corp. (The)	57,439

		1,656,816

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Commercial Banks (5.3%):
3,675	Associated Banc-Corp.	$45,056
1,754	BancorpSouth, Inc.	31,362
686	Bank of Hawaii Corp.	33,168
15,048	BB&T Corp.	395,913
574	BOK Financial Corp.	27,248
7,273	CapitalSource, Inc.	34,619
996	City National Corp.	51,025
3,812	Comerica, Inc.	140,396
1,614	Commerce Bancshares, Inc.	58,088
1,120	Cullen/Frost Bankers, Inc.	57,568
3,216	East West Bancorp, Inc.	49,044
17,239	Fifth Third Bancorp	211,867
112	First Citizens BancShares, Inc., Class A	21,541
4,884	First Horizon National Corp.*	55,916
4,203	Fulton Financial Corp.	40,559
15,413	Huntington Bancshares, Inc.	85,388
19,019	KeyCorp	146,256
1,590	M&T Bank Corp.	135,071
11,333	Marshall & Ilsley Corp.	81,371
11,450	PNC Financial Services Group, Inc.	646,925
14,143	Popular, Inc.*	37,903
26,143	Regions Financial Corp.	172,021
10,850	SunTrust Banks, Inc.	252,805
17,532	Synovus Financial Corp.	44,531
3,028	TCF Financial Corp.	50,295
41,744	U.S. Bancorp	932,978
3,422	Valley National Bancorp	46,608
106,103	Wells Fargo & Co.	2,716,237
1,879	Wilmington Trust Corp.	20,838
3,442	Zions Bancorp	74,244

		6,696,841

Commercial Services & Supplies (0.7%):
2,306	Avery Dennison Corp.	74,092
2,945	Cintas Corp.	70,592
1,986	Corrections Corp. of America*	37,893
2,589	Covanta Holding Corp.*	42,951
1,344	Pitney Bowes, Inc.	29,514
4,330	R.R. Donnelley & Sons Co.	70,882
4,965	Republic Services, Inc.	147,609
319	Waste Connections, Inc.*	11,130
10,527	Waste Management, Inc.	329,390

		814,053

Communications Equipment (0.4%):
9,905	Brocade Communications Systems, Inc.*	51,110
2,011	CommScope, Inc.*	47,801
747	EchoStar Corp., Class A*	14,253
50,850	Motorola, Inc.*	331,542
8,213	Tellabs, Inc.	52,481

		497,187

Computers & Peripherals (0.2%):
1,172	Diebold, Inc.	31,937
1,745	Lexmark International, Inc.*	57,637
3,043	Seagate Technology*	39,681
3,848	Western Digital Corp.*	116,056

		245,311

Construction & Engineering (0.4%):
1,582	Aecom Technology Corp.*	36,481
1,311	Chicago Bridge & Iron Co. NV, New York Shares*	24,660
3,660	Fluor Corp.	155,550
1,110	Jacobs Engineering Group, Inc.*	40,448
3,243	KBR, Inc.	65,963
4,529	Quanta Services, Inc.*	93,524
814	Shaw Group, Inc.*	27,855
1,835	URS Corp.*	72,207

		516,688

Construction Materials (0.1%):
2,758	Vulcan Materials Co.	120,883

Consumer Finance (0.6%):
1,327	AmeriCredit Corp.*	24,178
9,951	Capital One Financial Corp.	401,025
11,772	Discover Financial Services	164,573
10,697	SLM Corp.*	111,142

		700,918

Containers & Packaging (0.4%):
1,449	AptarGroup, Inc.	54,801
1,613	Ball Corp.	85,215
2,335	Bemis Co., Inc.	63,045
777	Greif, Inc., Class A	43,155
2,523	Owens-Illinois, Inc.*	66,733
2,304	Packaging Corp. of America	50,734
253	Pactiv Corp.*	7,046
3,418	Sealed Air Corp.	67,403
2,150	Sonoco Products Co.	65,532
1,856	Temple-Inland, Inc.	38,364

		542,028

Distributors (0.1%):
3,432	Genuine Parts Co.	135,392

Diversified Consumer Services (0.1%):
482	Education Management Corp.*	7,350
4,203	H&R Block, Inc.	65,945
5,569	Service Corp. International	41,211

		114,506

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Diversified Financial Services (7.1%):
218,848	Bank of America Corp.	$3,144,846
4,357	CIT Group, Inc.*	147,528
461,247	Citigroup, Inc.*	1,734,289
1,436	CME Group, Inc.	404,306
488	Interactive Brokers Group, Inc., Class A*	8,101
86,786	JPMorgan Chase & Co.	3,177,235
4,308	Leucadia National Corp.*	84,049
2,728	NASDAQ OMX Group, Inc. (The)*	48,504
4,504	NYSE Euronext	124,445

		8,873,303

Diversified Telecommunication Services (4.3%):
128,893	AT&T, Inc.	3,117,922
6,515	CenturyTel, Inc.	217,015
587	Clearwire Corp., Class A*	4,273
4,369	Frontier Communications Corp.	31,064
21,120	Level 3 Communications, Inc.*	23,021
38,085	Qwest Communications International, Inc.	199,946
61,678	Verizon Communications, Inc.	1,728,217
6,172	Windstream Corp.	65,176

		5,386,634

Electric Utilities (3.3%):
3,755	Allegheny Energy, Inc.	77,653
10,405	American Electric Power Co., Inc.	336,081
2,643	DPL, Inc.	63,168
28,558	Duke Energy Corp.	456,928
7,067	Edison International	224,165
4,111	Entergy Corp.	294,430
14,435	Exelon Corp.	548,097
6,613	FirstEnergy Corp.	232,976
2,885	Great Plains Energy, Inc.	49,103
1,979	Hawaiian Electric Industries, Inc.	45,082
155	ITC Holdings Corp.	8,201
9,066	NextEra Energy, Inc.	442,058
3,790	Northeast Utilities	96,569
5,224	NV Energy, Inc.	61,695
4,932	Pepco Holdings, Inc.	77,334
2,332	Pinnacle West Capital Corp.	84,791
8,249	PPL Corp.	205,813
6,231	Progress Energy, Inc.	244,380
17,942	Southern Co.	597,110
2,357	Westar Energy, Inc.	50,935

		4,196,569

Electrical Equipment (0.1%):
687	General Cable Corp.*	18,309
753	Hubbell, Inc., Class B	29,887
157	Regal-Beloit Corp.	8,757
1,384	SunPower Corp., Class A*	16,746
983	Thomas & Betts Corp.*	34,110

		107,809

Electronic Equipment, Instruments & Components (0.9%):
2,406	Arrow Electronics, Inc.*	53,774
3,357	Avnet, Inc.*	80,937
887	AVX Corp.	11,371
29,769	Corning, Inc.	480,769
3,321	Ingram Micro, Inc., Class A*	50,446
63	Itron, Inc.*	3,895
1,066	Jabil Circuit, Inc.	14,178
2,965	Molex, Inc.	54,082
1,092	Tech Data Corp.*	38,897
9,519	Tyco International, Ltd.	335,355
3,904	Vishay Intertechnology, Inc.*	30,217

		1,153,921

Energy Equipment & Services (1.3%):
1,024	Atwood Oceanics, Inc.*	26,132
6,821	Baker Hughes, Inc.	283,549
2,280	Cameron International Corp.*	74,145
1,014	Diamond Offshore Drilling, Inc.	63,061
212	Dresser-Rand Group, Inc.*	6,689
1,281	Exterran Holdings, Inc.*	33,063
2,082	Helmerich & Payne, Inc.	76,035
3,800	Nabors Industries, Ltd.*	66,956
9,102	National-Oilwell Varco, Inc.	301,003
1,199	Oceaneering International, Inc.*	53,835
994	Oil States International, Inc.*	39,342
3,444	Patterson-UTI Energy, Inc.	44,324
2,367	Pride International, Inc.*	52,879
2,233	Rowan Cos., Inc.*	48,992
475	Seacor Holdings, Inc.*	33,563
5,415	Smith International, Inc.	203,875
1,525	Superior Energy Services, Inc.*	28,472
1,101	Tidewater, Inc.	42,631
849	Unit Corp.*	34,461
9,637	Weatherford International, Ltd.*	126,630

		1,639,637

Food & Staples Retailing (1.7%):
1,053	BJ’s Wholesale Club, Inc.*	38,972
26,375	CVS Caremark Corp.	773,315
13,252	Kroger Co. (The)	260,932
8,412	Safeway, Inc.	165,380
4,528	Supervalu, Inc.	49,083
17,617	Wal-Mart Stores, Inc.	846,849
1,893	Walgreen Co.	50,543

		2,185,074

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Food Products (2.4%):
14,016	Archer-Daniels Midland Co.	$361,893
3,166	Bunge, Ltd.	155,736
1,635	Campbell Soup Co.	58,582
8,684	ConAgra Foods, Inc.	202,511
1,603	Corn Products International, Inc.	48,571
4,076	Dean Foods Co.*	41,045
4,247	Del Monte Foods Co.	61,114
1,088	Flowers Foods, Inc.	26,580
5,892	General Mills, Inc.	209,284
4,065	H.J. Heinz Co.	175,689
1,371	Hershey Co.	65,712
1,535	Hormel Foods Corp.	62,137
2,578	J.M. Smucker Co. (The)	155,247
618	Kellogg Co.	31,086
35,016	Kraft Foods, Inc., Class A	980,448
1,443	McCormick & Co.	54,776
1,175	Ralcorp Holdings, Inc.*	64,390
4,220	Sara Lee Corp.	59,502
3,003	Smithfield Foods, Inc.*	44,745
6,442	Tyson Foods, Inc., Class A	105,584

		2,964,632

Gas Utilities (0.5%):
1,664	AGL Resources, Inc.	59,604
2,049	Atmos Energy Corp.	55,405
1,541	Energen Corp.	68,313
249	EQT Corp.	8,999
1,585	National Fuel Gas Co.	72,720
2,290	ONEOK, Inc.	99,043
3,792	Questar Corp.	172,498
2,417	UGI Corp.	61,488

		598,070

Health Care Equipment & Supplies (0.9%):
2,168	Baxter International, Inc.	88,107
1,526	Beckman Coulter, Inc.	92,002
33,037	Boston Scientific Corp.*	191,615
3,030	CareFusion Corp.*	68,781
771	Cooper Companies, Inc.	30,678
176	Hill-Rom Holdings, Inc.	5,356
5,735	Hologic, Inc.*	79,888
1,342	Inverness Medical Innovations, Inc.*	35,778
1,274	Kinetic Concepts, Inc.*	46,514
5,544	Medtronic, Inc.	201,081
756	Teleflex, Inc.	41,036
4,399	Zimmer Holdings, Inc.*	237,766

		1,118,602

Health Care Providers & Services (2.0%):
9,307	Aetna, Inc.	245,519
1,689	Brookdale Senior Living, Inc.*	25,335
5,214	Cardinal Health, Inc.	175,243
6,069	CIGNA Corp.	188,503
599	Community Health Systems, Inc.*	20,252
3,290	Coventry Health Care, Inc.*	58,167
52	Emdeon, Inc., Class A*	652
2,122	Health Net, Inc.*	51,713
3,708	Humana, Inc.*	169,344
1,234	LifePoint Hospitals, Inc.*	38,748
3,379	McKesson HBOC, Inc.	226,934
38	MEDNAX, Inc.*	2,113
2,414	Omnicare, Inc.	57,212
463	Quest Diagnostics, Inc.	23,043
2,672	Tenet Healthcare Corp.*	11,596
24,826	UnitedHealth Group, Inc.	705,058
1,797	Universal Health Services, Inc., Class B	68,556
9,337	WellPoint, Inc.*	456,859

		2,524,847

Hotels, Restaurants & Leisure (0.4%):
371	Brinker International, Inc.	5,365
6,005	Carnival Corp.	181,591
601	Choice Hotels International, Inc.	18,156
984	Hyatt Hotels Corp., Class A*	36,497
377	International Speedway Corp., Class A	9,711
831	Madison Square Garden, Inc., Class A*	16,346
5,113	MGM Resorts International*	49,289
1,472	Penn National Gaming, Inc.*	34,003
1,709	Royal Caribbean Cruises, Ltd.*	38,914
4,131	Wendy’s/Arby’s Group, Inc.	16,524
3,979	Wyndham Worldwide Corp.	80,137

		486,533

Household Durables (0.6%):
5,956	D. R. Horton, Inc.	58,547
2,891	Fortune Brands, Inc.	113,269
2,295	Garmin, Ltd.	66,968
831	Harman International Industries, Inc.*	24,839
2,028	Jarden Corp.	54,492
1,597	KB Home	17,567
1,278	Leggett & Platt, Inc.	25,637
3,388	Lennar Corp.	47,127
866	M.D.C. Holdings, Inc.	23,339
1,050	Mohawk Industries, Inc.*	48,048
6,143	Newell Rubbermaid, Inc.	89,933
7,484	Pulte Group, Inc.*	61,968
3,105	Toll Brothers, Inc.*	50,798
949	Whirlpool Corp.	83,341

		765,873

6

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Household Products (3.1%):
159	Clorox Co. (The)	$9,883
1,741	Colgate-Palmolive Co.	137,121
1,524	Energizer Holdings, Inc.*	76,627
1,897	Kimberly-Clark Corp.	115,015
59,026	Procter & Gamble Co. (The)	3,540,380

		3,879,026

Independent Power Producers & Energy Traders (0.4%):
14,586	AES Corp. (The)*	134,775
4,166	Calpine Corp.*	52,992
4,024	Constellation Energy Group, Inc.	129,774
3,181	Mirant Corp.*	33,591
5,511	NRG Energy, Inc.*	116,888
251	Ormat Technologies, Inc.	7,101
7,689	RRI Energy, Inc.*	29,141

		504,262

Industrial Conglomerates (2.1%):
1,264	Carlisle Cos., Inc.	45,668
178,871	General Electric Co.	2,579,320
1,111	McDermott International, Inc.*	24,064
2,955	Textron, Inc.	50,147

		2,699,199

Insurance (7.1%):
6,262	ACE, Ltd.	322,368
591	AFLAC, Inc.	25,218
149	Alleghany Corp.*	43,702
1,100	Allied World Assurance Co. Holdings, Ltd.	49,918
11,688	Allstate Corp. (The)	335,796
1,829	American Financial Group, Inc.	49,968
2,668	American International Group, Inc.*	91,886
139	American National Insurance Co.	11,255
5,843	Aon Corp.	216,892
1,090	Arch Capital Group, Ltd.*	81,205
1,742	Arthur J. Gallagher & Co.	42,470
1,638	Aspen Insurance Holdings, Ltd.	40,524
2,405	Assurant, Inc.	83,453
4,008	Assured Guaranty, Ltd.	53,186
1,939	Axis Capital Holdings, Ltd.	57,627
37,712	Berkshire Hathaway, Inc., Class B*	3,005,269
1,213	Brown & Brown, Inc.	23,217
7,102	Chubb Corp. (The)	355,171
3,142	Cincinnati Financial Corp.	81,284
620	CNA Financial Corp.*	15,847
2,228	CoreLogic, Inc.	39,346
922	Endurance Specialty Holdings, Ltd.	34,603
146	Erie Indemnity Co., Class A	6,643
1,268	Everest Re Group, Ltd.	89,673
5,100	Fidelity National Financial, Inc., Class A	66,249
8,778	Genworth Financial, Inc.*	114,728
1,005	Hanover Insurance Group, Inc. (The)	43,718
8,819	Hartford Financial Services Group, Inc.	195,164
2,459	HCC Insurance Holdings, Inc.	60,885
6,641	Lincoln National Corp.	161,310
6,826	Loews Corp.	227,374
210	Markel Corp.*	71,400
973	Marsh & McLennan Cos., Inc.	21,941
3,547	MBIA, Inc.*	19,899
554	Mercury General Corp.	22,958
8,852	MetLife, Inc.	334,252
5,160	Old Republic International Corp.	62,591
561	OneBeacon Insurance Group, Ltd., Class A	8,034
1,689	PartnerRe, Ltd.	118,466
6,965	Principal Financial Group, Inc.	163,260
14,681	Progressive Corp. (The)	274,828
1,809	Protective Life Corp.	38,695
10,118	Prudential Financial, Inc.	542,932
1,620	Reinsurance Group of America, Inc.	74,050
1,241	RenaissanceRe Holdings, Ltd.	69,831
1,004	StanCorp Financial Group, Inc.	40,702
1,775	Torchmark Corp.	87,880
1,427	Transatlantic Holdings, Inc.	68,439
9,571	Travelers Cos., Inc. (The)	471,372
1,154	Unitrin, Inc.	29,542
7,203	UnumProvident Corp.	156,305
1,538	Validus Holdings, Ltd.	37,558
2,809	W.R. Berkley Corp.	74,326
31	Wesco Financial Corp.	10,019
162	White Mountains Insurance Group, Ltd.	52,520
7,387	XL Capital, Ltd., Class A	118,266

		8,996,015

Internet & Catalog Retail (0.2%):
2,692	Expedia, Inc.	50,556
12,922	Liberty Media Corp. - Capital, Series A*	135,681

		186,237

Internet Software & Services (0.5%):
15,606	eBay, Inc.*	306,034
1,251	IAC/InterActiveCorp*	27,484
17,446	Yahoo!, Inc.*	241,278

		574,796

7

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

IT Services (0.4%):
3,196	Amdocs, Ltd.*	$85,813
201	Broadridge Financial Solutions, Inc.	3,829
3,338	Computer Sciences Corp.	151,045
2,287	Convergys Corp.*	22,435
7,228	Fidelity National Information Services, Inc.	193,855
1,105	Fiserv, Inc.*	50,454
3,675	Total System Services, Inc.	49,980

		557,411

Leisure Equipment & Products (0.1%):
3,394	Mattel, Inc.	71,817

Life Sciences Tools & Services (0.5%):
438	Bio-Rad Laboratories, Inc., Class A*	37,883
1,134	Charles River Laboratories International, Inc.*	38,794
1,186	Life Technologies Corp.*	56,038
1,343	PerkinElmer, Inc.	27,760
8,972	Thermo Fisher Scientific, Inc.*	440,077

		600,552

Machinery (1.0%):
2,062	AGCO Corp.*	55,612
510	CNH Global NV, New York Shares*	11,551
1,113	Crane Co.	33,624
889	Danaher Corp.	33,000
539	Deere & Co.	30,011
1,526	Dover Corp.	63,772
2,718	Eaton Corp.	177,866
196	Flowserve Corp.	16,621
88	Gardner Denver, Inc.	3,924
1,672	Harsco Corp.	39,292
268	IDEX Corp.	7,657
7,019	Ingersoll-Rand plc	242,085
403	Kennametal, Inc.	10,248
2,539	Parker Hannifin Corp.	140,813
995	Pentair, Inc.	32,039
1,289	Snap-On, Inc.	52,733
855	Spx Corp.	45,153
3,474	Stanley Black & Decker, Inc.	175,506
2,357	Terex Corp.*	44,170
452	Timken Co.	11,747
1,666	Trinity Industries, Inc.	29,522
912	Wabtec Corp.	36,380

		1,293,326

Marine (0.1%):
932	Alexander & Baldwin, Inc.	27,755
1,131	Kirby Corp.*	43,261

		71,016

Media (4.4%):
2,271	AOL, Inc.*	47,214
5,083	Cablevision Systems Corp., Class A	122,043
12,974	CBS Corp.	167,754
823	Central European Media Enterprises, Ltd., Class A*	16,378
947	Clear Channel Outdoor Holdings, Inc., Class A*	8,220
61,408	Comcast Corp., Class A	1,066,657
1,663	Discovery Communications, Inc., Class A*	59,386
4,305	DISH Network Corp., Class A	78,136
5,214	Gannett Co., Inc.	70,180
23	Interactive Data Corp.	768
102	John Wiley & Sons, Inc.	3,944
943	Lamar Advertising Co.*	23,122
5,498	Liberty Global, Inc., Class A*	142,893
1,719	Liberty Media Corp. - Capital, Series A*	72,043
1,095	Liberty Media-Starz, Series A*	56,765
2,045	McGraw-Hill Cos., Inc. (The)	57,546
413	Meredith Corp.	12,857
3,088	New York Times Co., Class A*	26,711
39,511	News Corp.	472,552
1,331	Omnicom Group, Inc.	45,653
1,436	Regal Entertainment Group, Class A	18,725
5,513	Thomson Reuters Corp.	197,531
7,707	Time Warner Cable, Inc.	401,381
19,771	Time Warner, Inc.	571,580
10,670	Viacom, Inc., Class B	334,718
7,308	Virgin Media, Inc.	121,970
42,670	Walt Disney Co. (The)	1,344,105
129	Washington Post Co. (The), Class B	52,952

		5,593,784

Metals & Mining (0.6%):
1,950	AK Steel Holding Corp.	23,244
19,021	Alcoa, Inc.	191,351
2,484	Commercial Metals Co.	32,838
2,805	Gerdau Ameristeel Corp.*	30,575
3,953	Nucor Corp.	151,321
1,448	Reliance Steel & Aluminum Co.	52,345
900	Royal Gold, Inc.	43,200
409	Schnitzer Steel Industries, Inc.	16,033
4,634	Steel Dynamics, Inc.	61,122
2,510	United States Steel Corp.	96,761

8

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Metals & Mining, continued

268	Walter Energy, Inc.	$16,308

		715,098

Multi-Utilities (2.5%):
2,377	Alliant Energy Corp.	75,446
5,146	Ameren Corp.	122,320
8,588	Centerpoint Energy, Inc.	113,018
5,080	CMS Energy Corp.	74,422
6,121	Consolidated Edison, Inc.	263,815
12,967	Dominion Resources, Inc.	502,342
3,646	DTE Energy Co.	166,294
1,706	Integrys Energy Group, Inc.	74,620
4,120	MDU Resources Group, Inc.	74,284
5,961	NiSource, Inc.	86,435
2,294	NSTAR	80,290
2,086	OGE Energy Corp.	76,264
8,090	PG&E Corp.	332,499
10,994	Public Service Enterprise Group, Inc.	344,442
2,428	SCANA Corp.	86,825
5,372	Sempra Energy	251,356
4,586	TECO Energy, Inc.	69,111
1,718	Vectren Corp.	40,648
2,525	Wisconsin Energy Corp.	128,118
9,962	Xcel Energy, Inc.	205,317

		3,167,866

Multiline Retail (0.3%):
3,426	J.C. Penney Co., Inc.	73,590
1,737	Kohl’s Corp.*	82,508
8,228	Macy’s, Inc.	147,281
972	Sears Holdings Corp.*	62,840

		366,219

Office Electronics (0.2%):
30,052	Xerox Corp.	241,618
585	Zebra Technologies Corp., Class A*	14,842

		256,460

Oil, Gas & Consumable Fuels (8.5%):
2,284	Alpha Natural Resources, Inc.*	77,359
10,756	Anadarko Petroleum Corp.	388,184
7,341	Apache Corp.	618,039
1,093	Arch Coal, Inc.	21,652
500	Atlas Energy, Inc.*	13,535
2,228	Cabot Oil & Gas Corp.	69,781
14,203	Chesapeake Energy Corp.	297,553
41,494	Chevron Corp.	2,815,783
1,768	Cobalt International Energy, Inc.*	13,172
1,069	Comstock Resources, Inc.*	29,633
20,046	ConocoPhillips	984,058
2,658	Consol Energy, Inc.	89,734
37	Continental Resources, Inc.*	1,651
8,629	Denbury Resources, Inc.*	126,329
9,726	Devon Energy Corp.	592,508
12,624	El Paso Corp.	140,253
9,022	Exxon Mobil Corp.	514,866
833	Forest Oil Corp.*	22,791
2,392	Frontier Oil Corp.	32,172
162	Frontline, Ltd.	4,623
6,335	Hess Corp.	318,904
357	Holly Corp.	9,489
11,376	Marathon Oil Corp.	353,680
2,143	Mariner Energy, Inc.*	46,032
2,240	Massey Energy Co.	61,264
3,659	Murphy Oil Corp.	181,303
2,885	Newfield Exploration Co.*	140,961
3,788	Noble Energy, Inc.	228,530
14,129	Occidental Petroleum Corp.	1,090,052
5,857	Peabody Energy Corp.	229,184
1,974	Petrohawk Energy Corp.*	33,499
2,509	Pioneer Natural Resources Co.	149,160
3,112	Plains Exploration & Production Co.*	64,138
2,515	Quicksilver Resources, Inc.*	27,665
3,328	SandRidge Energy, Inc.*	19,402
412	SM Energy Co.	16,546
2,769	Southern Union Co.	60,530
14,071	Spectra Energy Corp.	282,405
2,650	Sunoco, Inc.	92,140
967	Teekay Shipping Corp.	25,306
3,179	Tesoro Corp.	37,099
12,263	Valero Energy Corp.	220,489
1,018	Whiting Petroleum Corp.*	79,832
7,552	Williams Cos., Inc. (The)	138,051

		10,759,337

Paper & Forest Products (0.3%):
942	Domtar Corp.	46,299
2,164	International Paper Co.	48,971
3,673	MeadWestvaco Corp.	81,541
4,581	Weyerhaeuser Co.	161,251

		338,062

Personal Products (0.2%):
1,495	Alberto-Culver Co.	40,500
3,845	Mead Johnson Nutrition Co., Class A	192,711
1,265	NBTY, Inc.*	43,023

		276,234

Pharmaceuticals (7.9%):
3,295	Abbott Laboratories	154,140
37,491	Bristol-Myers Squibb Co.	935,026

9

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Pharmaceuticals, continued

17,072	Eli Lilly & Co.	$571,912
2,481	Endo Pharmaceuticals Holdings, Inc.*	54,135
6,549	Forest Laboratories, Inc.*	179,639
51,116	Johnson & Johnson Co.	3,018,911
5,498	King Pharmaceuticals, Inc.*	41,730
67,989	Merck & Co., Inc.	2,377,575
996	Mylan, Inc.*	16,972
175,965	Pfizer, Inc.	2,509,261
862	Symetra Financial Corp.	10,344
2,464	Watson Pharmaceuticals, Inc.*	99,964

		9,969,609

Professional Services (0.2%):
2,755	Equifax, Inc.	77,306
224	FTI Consulting, Inc.*	9,764
1,809	Manpower, Inc.	78,113
1,482	Monster Worldwide, Inc.*	17,265
819	Towers Watson & Co., Class A	31,818

		214,266

Real Estate Investment Trusts (REITs) (3.0%):
983	Alexandria Real Estate Equities, Inc.	62,293
3,277	AMB Property Corp.	77,698
12,136	Annaly Capital Management, Inc.	208,132
1,232	Apartment Investment & Management Co., Class A	23,864
1,797	Avalonbay Communities, Inc.	167,786
3,015	Boston Properties, Inc.	215,090
2,949	Brandywine Realty Trust	31,702
1,359	BRE Properties, Inc.	50,188
1,408	Camden Property Trust	57,517
16,422	Chimera Investment Corp.	59,283
1,274	Corporate Office Properties Trust	48,106
4,458	Developers Diversified Realty Corp.	44,134
112	Digital Realty Trust, Inc.	6,460
2,584	Douglas Emmett, Inc.	36,745
4,787	Duke Realty Corp.	54,332
5,746	Equity Residential Property Trust	239,263
389	Essex Property Trust, Inc.	37,943
521	Federal Realty Investment Trust	36,611
1,067	General Growth Properties, Inc.	14,148
6,405	HCP, Inc.	206,561
2,702	Health Care REIT, Inc.	113,808
2,634	Hospitality Properties Trust	55,577
14,266	Host Hotels & Resorts, Inc.	192,306
5,782	HRPT Properties Trust	35,906
8,759	Kimco Realty Corp.	117,721
2,502	Liberty Property Trust	72,183
2,798	Macerich Co. (The)	104,421
1,690	Mack-Cali Realty Corp.	50,244
2,608	Nationwide Health Properties, Inc.	93,288
1,204	Piedmont Office Realty Trust, Inc., Class A	22,551
2,009	Plum Creek Timber Co., Inc.	69,371
9,633	ProLogis Trust	97,582
297	Public Storage, Inc.	26,109
1,255	Rayonier, Inc.	55,245
2,238	Realty Income Corp.	67,879
1,750	Regency Centers Corp.	60,200
2,718	Senior Housing Properties Trust	54,659
1,980	Simon Property Group, Inc.	159,885
1,679	SL Green Realty Corp.	92,412
1,201	Taubman Centers, Inc.	45,194
3,239	UDR, Inc.	61,962
2,465	Ventas, Inc.	115,732
3,189	Vornado Realty Trust	232,638
2,681	Weingarten Realty Investors	51,073

		3,725,802

Real Estate Management & Development (0.0%):
2,876	Forest City Enterprises, Inc., Class A*	32,556
260	St. Joe Co. (The)*	6,022

		38,578

Road & Rail (1.3%):
1,119	Con-way, Inc.	33,592
8,464	CSX Corp.	420,068
493	Hertz Global Holdings, Inc.*	4,664
887	Kansas City Southern Industries, Inc.*	32,242
8,090	Norfolk Southern Corp.	429,175
515	Ryder System, Inc.	20,718
9,654	Union Pacific Corp.	671,050

		1,611,509

Semiconductors & Semiconductor Equipment (1.3%):
8,230	Advanced Micro Devices, Inc.*	60,243
815	Atmel Corp.*	3,912
2,602	Fairchild Semiconductor International, Inc.*	21,883
38,397	Intel Corp.	746,822
1,601	International Rectifier Corp.*	29,795
1,870	Intersil Corp., Class A	22,646
3,462	KLA-Tencor Corp.	96,520
14,007	LSI Logic Corp.*	64,432
3,005	MEMC Electronic Materials, Inc.*	29,689
18,783	Micron Technology, Inc.*	159,468
558	National Semiconductor Corp.	7,511
191	Novellus Systems, Inc.*	4,844

10

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued

4,578	PMC-Sierra, Inc.*	$34,426
14,571	Texas Instruments, Inc.	339,213

		1,621,404

Software (1.4%):
8,355	Activision Blizzard, Inc.	87,644
1,515	CA, Inc.	27,876
1,987	Compuware Corp.*	15,856
512	Electronic Arts, Inc.*	7,373
55,276	Microsoft Corp.	1,271,901
7,799	Novell, Inc.*	44,298
15,771	Symantec Corp.*	218,901
3,119	Synopsys, Inc.*	65,094

		1,738,943

Specialty Retail (0.4%):
761	Aaron’s, Inc.	12,990
416	Abercrombie & Fitch Co., Class A	12,767
3,537	American Eagle Outfitters, Inc.	41,560
989	AutoNation, Inc.*	19,286
3,504	Foot Locker, Inc.	44,221
3,324	GameStop Corp., Class A*	62,458
1,041	Gap, Inc. (The)	20,258
7,545	Lowe’s Cos., Inc.	154,069
5,327	Office Depot, Inc.*	21,521
2,791	RadioShack Corp.	54,452
786	Sherwin Williams Co.	54,383
1,902	Signet Jewelers, Ltd.*	52,305

		550,270

Textiles, Apparel & Luxury Goods (0.1%):
1,936	V.F. Corp.	137,805

Thrifts & Mortgage Finance (0.4%):
441	Capitol Federal Financial	14,623
4,463	First Niagara Financial Group, Inc.	55,921
9,421	Hudson City Bancorp, Inc.	115,313
9,559	New York Community Bancorp, Inc.	145,966
8,014	People’s United Financial, Inc.	108,189
1,707	TFS Financial Corp.	21,184
2,381	Washington Federal, Inc.	38,525

		499,721

Tobacco (0.9%):
18,928	Altria Group, Inc.	379,317
3,330	Lorillard, Inc.	239,693
6,377	Philip Morris International, Inc.	292,322
3,637	Reynolds American, Inc.	189,561

		1,100,893

Trading Companies & Distributors (0.0%):
774	GATX Corp.	20,650
659	WESCO International, Inc.*	22,189

		42,839

Water Utilities (0.1%):
3,802	American Water Works Co., Inc.	78,321
3,017	Aqua America, Inc.	53,341

		131,662

Wireless Telecommunication Services (0.3%):
1,417	Leap Wireless International, Inc.*	18,393
3,003	MetroPCS Communications, Inc.*	24,595
800	NII Holdings, Inc.*	26,016
63,944	Sprint Nextel Corp.*	271,122
1,803	Telephone and Data Systems, Inc.	54,793
308	United States Cellular Corp.*	12,674

		407,593

Total Common Stocks (Cost $132,229,534)		117,058,740

Exchange Traded Funds (2.5%):
Diversified Financial Services (2.5%):
30,400	SPDR S&P 500 ETF Trust, Series 1	3,137,888

Total Exchange Traded Funds (Cost $3,656,919)		3,137,888

Investment Companies (3.9%):
4,973,469	Dreyfus Treasury Prime Cash Management, 0.00%(a)	4,973,469

Total Investment Companies (Cost $4,973,469)		4,973,469

Total Investment Securities (Cost $140,859,922)(b) — 99.4%		125,170,097
Net other assets (liabilities) — 0.6%		721,728

Net Assets — 100.0%		$125,891,825

Percentages indicated are based on net assets as of June 30, 2010.

*	Non-income producing security.

ETF—Exchange Traded Fund

11

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

plc—Public Liability Company

REIT—Real Estate Investment Trust

(a)	The rate represents the effective yield at June 30, 2010.

(b)	Cost for federal income tax purposes is $141,154,361. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$59,964
Unrealized depreciation	(16,044,228)

Net unrealized depreciation	$(15,984,264)

Futures Contracts

Cash of $513,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2010:

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/10	109	$5,891,899	$(296,929)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2010:

Country	Percentage
Bermuda	0.7%
British Virgin Islands	0.0%
Canada	0.2%
Cayman Islands	0.1%
Greece	0.0%
Guernsey	0.1%
Ireland	0.2%
Liberia	0.0%
Netherlands	0.0%
Panama	0.2%
Switzerland	0.7%
United Kingdom	0.0%
United States	97.8%

100.0%

12

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL
Russell 1000 Value
Index Fund

Assets:
Investment securities, at cost	$140,859,922

Investment securities, at value	$125,170,097
Interest and dividends receivable	188,220
Segregated cash for collateral	513,000
Receivable for capital shares issued	188,967

Total Assets	126,060,284

Liabilities:
Payable for capital shares redeemed	20,383
Payable for variation margin on futures contracts	49,465
Manager fees payable	47,233
Administration fees payable	8,543
Distribution fees payable	26,835
Custodian fees payable	1,469
Administrative and compliance services fees payable	964
Trustee fees payable	2,890
Other accrued liabilities	10,677

Total Liabilities	168,459

Net Assets	$125,891,825

Net Assets Consist of:
Capital	$145,204,041
Accumulated net investment income/(loss)	378,372
Accumulated net realized gains/(losses) from investment transactions	(3,703,834)
Net unrealized appreciation/(depreciation) on investments	(15,986,754)

Net Assets	$125,891,825

Shares of beneficial interest (unlimited number of shares authorized, no par value)	14,553,023
Net Asset Value (offering and redemption price per share)	$8.65

13

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Statement of Operations
For the Period Ended June 30, 2010
(Unaudited)

AZL
Russell 1000 Value
Index Fund(a)

Investment Income:
Dividends	$557,655

Total Investment Income	557,655

Expenses:
Manager fees	93,910
Administration fees	13,776
Distribution fees	53,358
Custodian fees	1,609
Administrative and compliance services fees	1,055
Trustees’ fees	3,887
Professional fees	4,243
Shareholder reports	6,360
Other expenses	1,085

Total expenses	179,283

Net Investment Income/(Loss)	378,372

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(3,591,943)
Net realized gains/(losses) on futures transactions	(111,891)
Change in unrealized appreciation/(depreciation) on investments	(15,986,754)

Net Realized/Unrealized Gains/(Losses) on Investments	(19,690,588)

Change in Net Assets Resulting From Operations	$(19,312,216)

(a)	For the Period April 30, 2010 (commencement of operations) to June 30, 2010.

14

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Statement of Changes in Net Assets

AZL Russell
1000 Value Index Fund
April 30, 2010
June 30, 2010(a)
(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$378,372
Net realized gains/(losses) on investment transactions	(3,703,834)
Change in unrealized appreciation/(depreciation) on investments	(15,986,754)

Change in net assets resulting from operations	(19,312,216)

Capital Transactions:
Proceeds from shares issued	149,547,399
Value of shares redeemed	(4,343,358)

Change in net assets resulting from capital transactions	145,204,041

Change in net assets	125,891,825
Net Assets:
Beginning of period	—

End of period	$125,891,825

Accumulated net investment income/(loss)	$378,372

Share Transactions:
Shares issued	15,023,947
Shares redeemed	(470,924)

Change in shares	14,553,023

(a)	Period from commencement of operations.

15

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

April 30, 2010 to
June 30, 2010(a)
(Unaudited)

Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.03
Net Realized and Unrealized Gains/(Losses) on Investments	(1.38)

Total from Investment Activities	(1.35)

Net Asset Value, End of Period	$8.65

Total Return(b) (c)	(13.50)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$125,892
Net Investment Income/(Loss)(d)	1.78%
Expenses Before Reductions(d) (e)	0.84%
Expenses Net of Reductions(d)	0.84%
Portfolio Turnover Rate(c)	24.76%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

16

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). These Notes to the Financial Statements are for the AZL Russell 1000 Value Index Fund (the “Fund”), which commenced operations on April 30, 2010. The Trust consists of 31 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco International Equity Fund (formerly AZL AIM International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund (formerly AZL Van Kampen Global Real Estate Fund)
•	AZL Morgan Stanley International Equity Fund (formerly AZL Van Kampen International Equity Fund)
•	AZL Morgan Stanley Mid Cap Growth Fund (formerly AZL Van Kampen Mid Cap Growth Fund)
•	AZL NACM International Growth Fund
•	AZL NFJ International Value Fund
•	AZL OCC Growth Fund
•	AZL OCC Opportunity Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Growth and Income Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. In addition, income and realized and unrealized gains and losses are allocated to each class of shares based on its relative net assets on a daily basis.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. During the period ended June 30, 2010, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. During the period ended June 30, 2010, the Fund did not enter into any foreign currency exchange contracts.

Futures Contracts

The Fund may enter into futures contracts. The Fund uses futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $5.9 million as of June 30, 2010. The monthly average notional amount for these contracts was $3.8 million for the period ended June 30, 2010.

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair value of Derivative Instruments, not accounted for as hedging instruments under Statement 133, as of June 30, 2010:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$(296,929)

*	Total Fair Value is presented by Primary Risk Exposure. For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2010:

Change in Unrealized
Appreciation
	Location of Gain (Loss)	Realized Gain (Loss)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Equity Contracts	Net realized gains/(losses) on futures transactions, change in unrealized appreciation/depreciation on investments	$(111,891)	$(296,929)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement, effective April 30, 2010, between the Manager and BlackRock Investment Management LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. The annual expense limit of the Fund is 0.84%.

For the period ended June 30, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Russell 1000 Value Index Fund	0.44%	0.84%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $175 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets -
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Exchanged traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Common Stocks+	$117,058,740	$—	$117,058,740
Exchange Traded Funds+	3,137,888	—	3,137,888
Investment Companies	4,973,469	—	4,973,469

Total Investment Securities	125,170,097	—	125,170,097

Other Financial Instruments:*
Futures Contracts	(296,929)	—	(296,929)

Total Investments	$124,873,168	$—	$124,873,168

*	Other financial instruments would include any derivative instruments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on April 30, 2010 (commencement of operations.)

22

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

5. Security Purchases and Sales

For the period April 30, 2010 through June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Russell 1000 Value Index Fund	$29,179,693	$30,889,019

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

23

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Approval of Investment Advisory and Subadvisory Agreements (Unaudited)

The Allianz Variable Insurance Products Trust (the “Trust”) is a manager-of-managers fund. That means that the Trust’s Manager (“Allianz Investment Management, LLC”) is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the decisions made for each of the Trust’s investment portfolios. The Trust’s Manager is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a Subadviser. The Subadviser for the AZL Russell 1000 Value Index Fund (the “Fund”) is BlackRock Investment Management, LLC (“BlackRock Investment”). The Fund commenced operation on April 30, 2010.

In reviewing the services provided by the Manager and the terms of the investment management agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Fund is offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Fund is offered only through Allianz Life and Allianz of New York variable products.

The Trust’s Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Trust’s Board reviews and considers the information provided by the Manager in deciding which investment advisers to select. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Trust’s Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b) Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place the Fund on the watch list for other reasons, and if so, will explain its rationale to the Trustees.

In assessing the Manager’s and BlackRock Investment’s (collectively, the “Advisory Organizations”) performance of their obligations, the Board considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruption of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.

As required by the Investment Company Act of 1940 (“1940 Act”), the Trust’s Board has reviewed and approved the Trust’s Investment Management Agreement with the Manager (the “Advisory Agreement”) and portfolio management agreement (the “Subadvisory Agreement”) with BlackRock Investment. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund’s investment objectives and long term performance; the Advisory Organizations’ management philosophy, personnel, and processes, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considers the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, a Compliance Services Agreement, and a Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Trust pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser’s service and fee. The Trust’s Board is aware of these factors and takes them into account in its review of the Trust’s advisory contracts.

24

The Board considered and weighed these circumstances in light of its experience in governing the Trust and working with the Advisory Organizations on matters relating to the Fund, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Fund and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s short- and long-term performance (in absolute terms as well as in relationship to its benchmark(s), certain competitor or “peer group” funds and similar funds managed by the particular Subadviser), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Fund and the companies that service it; and relevant developments in the mutual fund industry and how the Fund and/or Advisory Organizations are responding to them.

The Board also receives financial information about Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Fund. These reports cover not only the fees under the advisory contracts, but also fees, if any, received for providing other services to the Fund. The reports also discuss any indirect or “fall out” benefits an Advisory Organization may derive from its relationship with the Fund.

The Advisory Agreement was most recently considered and the Subadvisory Agreement (together with the Advisory Agreement, the “Agreements”) were initially and most recently considered at an “in person” Board of Trustees meeting held February 20, 2010, at which time the Board of Trustees approved the creation of the Fund. At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust with respect to the Fund for the period ending April 30, 2011. In connection with such meeting, the Trustees requested and evaluated materials from the Manager, including expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval of the Agreements with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The independent (“disinterested”) Trustees also discussed the proposed approval in private sessions with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Agreements, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreements on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC Rule requires that shareholder reports include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager and Subadvisers. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers the Fund’s business and other affairs. As the Trust is a manager of managers fund, the Manager is responsible for monitoring the various Subadvisers (including BlackRock Investment) that have day-to-day responsibility for the decisions made for each of the Trust’s investment portfolios. The Trust’s Manager is responsible for determining, in the first instance, which investment advisers to consider recommending to the Board of Trustees for selection as a Subadviser.

The Trustees noted that the Manager also provides the Trust and the Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Fund) and executive and other personnel as are necessary for the operation of the Trust and the Fund. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and expected to be provided by BlackRock Investment and noted that the scope of such services had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager and BlackRock Investment are responsible for maintaining and monitoring their own compliance programs, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and the Fund. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to the Fund under the Agreements.

25

(2) The investment performance of the Fund, the Manager and the Subadviser. At the time of the February 20, 2010 meeting, BlackRock Investment was the subadviser for four other stock index funds which are series of the Trust. The Trustees were advised that the portfolio management team which manages two of such funds — the AZL S&P Index Fund and the AZL Small Cap Stock Fund — will also manage the Fund. (BlackRock Investment replaced the previous subadviser to such two funds in October, 2009.) Trustees received performance information on the four already existing index funds, including absolute performance, performance versus the appropriate index and performance versus the peer group. At the Board of Trustees meeting held February 20, 2010, the Trustees determined that the overall investment performance of the Fund was expected to be acceptable.

As part of its responsibilities, the Manager maintains a “watch list,” which is reviewed by and discussed at least quarterly with the Board of Trustees. Funds may be on the watch list for underperformance, if a change has been made in a Subadviser’s portfolio manager(s), if the Subadviser is the subject of regulatory concerns, whether assets in the Fund are likely to achieve “critical mass,” or for other reasons. Funds which are on the watch list are subject to special scrutiny of the Manager and the Board of Trustees. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds which have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board of Trustees has subsequently approved new Subadvisory Agreements with such Subadvisers.

(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Fund. The Manager has supplied information to the Board of Trustees pertaining to the level of investment advisory fees to which the Fund is subject. Under the Advisory Agreement the Manager receives investment advisory fees from the Fund; under the Subadvisory Agreement, the Manager pays BlackRock Investment advisory fees with respect to the Fund. The Manager has agreed to temporarily “cap” Fund expenses at certain levels, and information was provided to Trustees setting forth “contractual” advisory fees and “actual” fees after taking expense caps into account. The Trustees were advised that the Fund has a very limited peer group to compare fees against. Based upon the information provided, the “actual” advisory fees payable by the Fund are below the average level of fees paid by the Fund’s peer group. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Board has concluded that the advisory fees to be paid to the Manager by the Fund are not unreasonable.

The Manager has also supplied information to the Board of Trustees pertaining to anticipated total Fund expenses (which includes advisory fees, the 25 basis point 12b-1 fee paid by the Fund, and other Fund expenses). As noted above, the Manager has agreed to “cap” Fund expenses at certain levels. Based upon the information provided, the Fund’s overall total expense ratio would be average for its peer group. The Trustees concluded that the anticipated total expense ratio of the Fund was not unreasonable.

At an “in person” Board of Trustees meeting held October 28, 2009, the Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2006 through June 30, 2009. The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of fall-out benefits to the Manager, and were advised by it that there were no such benefits. The Trustees focused on profitability before taxes and distribution expenses of the Manager’s relationships with the other Funds which are part of the Trust or the Allianz Variable Insurance Products Fund of Funds Trust (the “FOF Trust”) (which is also managed by the Manager), which analysis predated the creation of the Fund. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund and, based on their review, concluded that they were satisfied that the Manager’s level of profitability from its relationship with the Funds was not excessive.

The Manager, on behalf of the Board of Trustees, obtained information on the estimated profitability of BlackRock Investment in connection with its relationship with the Fund. The Manager assured the Board of Trustees that the Subadvisory Agreement with BlackRock Investment was negotiated on an “arm’s length” basis, so that arguably, such profitability information should be less relevant. Trustees recognized the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization. Based upon the information provided, the Trustees determined that there was no evidence that the level of such profitability attributable to BlackRock Investment subadvising the Fund was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedule for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels, although the Subadvisory Agreement has such “breakpoints.” The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and

26

asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds in the Trust and the FOF Trust as of December 31, 2009 were approximately $8.1 billion, and that no single Fund had assets in excess of $935 million.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Fund grows larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Agreements at a meeting to be held prior to December 31, 2010, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Fund’s Advisory Agreement was acceptable under the Fund’s circumstances.

27

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

28

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL® S&P 500 Index Fund
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL S&P 500 Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL S&P 500 Index Fund	Class 1	$1,000.00	$932.60	$1.15	0.24%
	Class 2	$1,000.00	$931.00	$2.35	0.49%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL S&P 500 Index Fund	Class 1	$1,000.00	$1,023.60	$1.20	0.24%
	Class 2	$1,000.00	$1,022.36	$2.46	0.49%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL S&P 500 Index Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
Aerospace & Defense	2.8%
Air Freight & Logistics	1.0
Airlines	0.1
Auto Components	0.2
Automobiles	0.4
Beverages	2.6
Biotechnology	1.4
Building Products	0.0
Capital Markets	2.3
Chemicals	1.7
Commercial Banks	3.0
Commercial Services & Supplies	0.5
Communications Equipment	2.2
Computers & Peripherals	6.1
Construction & Engineering	0.2
Construction Materials	0.1
Consumer Finance	0.8
Containers & Packaging	0.2
Distributors	0.1
Diversified Consumer Services	0.1
Diversified Financial Services	4.3
Diversified Telecommunication Services	2.6
Electric Utilities	1.9
Electrical Equipment	0.5
Electronic Equipment, Instruments & Components	0.5
Energy Equipment & Services	1.7
Food & Staples Retailing	2.4
Food Products	1.8
Gas Utilities	0.2
Health Care Equipment & Supplies	1.8
Health Care Providers & Services	2.1
Health Care Technology	0.1
Hotels, Restaurants & Leisure	1.6
Household Durables	0.3
Household Products	2.5
Independent Power Producers & Energy Traders	0.2
Industrial Conglomerates	2.2
Insurance	3.8
Internet & Catalog Retail	0.5
Internet Software & Services	1.6
IT Services	1.4
Leisure Equipment & Products	0.2
Life Sciences Tools & Services	0.5
Machinery	1.8
Media	3.0
Metals & Mining	1.0
Multi-Utilities	1.4
Multiline Retail	0.8
Office Electronics	0.1
Oil, Gas & Consumable Fuels	8.6
Paper & Forest Products	0.2
Personal Products	0.3
Pharmaceuticals	5.9
Professional Services	0.1
Real Estate Investment Trusts (REITs)	1.3
Real Estate Management & Development	0.0
Road & Rail	0.8
Semiconductors & Semiconductor Equipment	2.4
Software	3.6
Specialty Retail	2.0
Textiles, Apparel & Luxury Goods	0.5
Thrifts & Mortgage Finance	0.1
Tobacco	1.5
Trading Companies & Distributors	0.1
Wireless Telecommunication Services	0.3
Investment Companies	3.5

99.8%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.3%):
Aerospace & Defense (2.8%):
35,603	Boeing Co. (The)	$2,234,088
18,072	General Dynamics Corp.	1,058,296
5,891	Goodrich Corp.	390,279
35,937	Honeywell International, Inc.	1,402,621
8,607	ITT Industries, Inc.	386,626
5,439	L-3 Communications Holdings, Inc.	385,299
14,619	Lockheed Martin Corp.	1,089,116
14,164	Northrop Grumman Corp.	771,088
6,669	Precision Castparts Corp.	686,373
17,871	Raytheon Co.	864,778
7,396	Rockwell Collins, Inc.	392,949
43,772	United Technologies Corp.	2,841,241

		12,502,754

Air Freight & Logistics (1.0%):
7,838	C.H. Robinson Worldwide, Inc.	436,263
9,983	Expeditors International of Washington, Inc.	344,513
14,661	FedEx Corp.	1,027,883
46,513	United Parcel Service, Inc., Class B	2,646,125

		4,454,784

Airlines (0.1%):
34,969	Southwest Airlines Co.	388,506

Auto Components (0.2%):
11,290	Goodyear Tire & Rubber Co.*	112,223
31,608	Johnson Controls, Inc.	849,307

		961,530

Automobiles (0.4%):
159,781	Ford Motor Co.*	1,610,592
10,973	Harley-Davidson, Inc.	243,930

		1,854,522

Beverages (2.6%):
5,071	Brown-Forman Corp., Class B	290,213
108,222	Coca-Cola Co. (The)	5,424,087
15,248	Coca-Cola Enterprises, Inc.	394,313
8,998	Constellation Brands, Inc.*	140,549
11,526	Dr Pepper Snapple Group, Inc.	430,957
7,418	Molson Coors Brewing Co.	314,227
75,655	PepsiCo, Inc.	4,611,172

		11,605,518

Biotechnology (1.4%):
44,938	Amgen, Inc.*	2,363,739
12,588	Biogen, Inc.*	597,301
21,630	Celgene Corp.*	1,099,236
3,536	Cephalon, Inc.*	200,668
12,522	Genzyme Corp.*	635,742
41,747	Gilead Sciences, Inc.*	1,431,087

		6,327,773

Building Products (0.0%):
16,683	Masco Corp.	179,509

Capital Markets (2.3%):
12,018	Ameriprise Financial, Inc.	434,210
56,889	Bank of New York Mellon Corp.	1,404,589
46,014	Charles Schwab Corp.	652,478
9,268	E*TRADE Financial Corp.*	109,548
4,067	Federated Investors, Inc.	84,228
6,931	Franklin Resources, Inc.	597,383
24,150	Goldman Sachs Group, Inc.	3,170,170
21,900	Invesco, Ltd.	368,577
8,460	Janus Capital Group, Inc.	75,125
7,701	Legg Mason, Inc.	215,859
65,499	Morgan Stanley	1,520,232
11,368	Northern Trust Corp.	530,886
23,528	State Street Corp.	795,717
12,194	T. Rowe Price Group, Inc.	541,292

		10,500,294

Chemicals (1.7%):
9,981	Air Products & Chemicals, Inc.	646,869
3,924	Airgas, Inc.	244,073
3,357	CF Industries Holdings, Inc.	213,002
54,167	Dow Chemical Co. (The)	1,284,841
42,496	E.I. du Pont de Nemours & Co.	1,469,937
3,431	Eastman Chemical Co.	183,078
10,948	Ecolab, Inc.	491,675
3,435	FMC Corp.	197,272
3,725	International Flavor & Fragrances, Inc.	158,014
25,565	Monsanto Co.	1,181,614
7,802	PPG Industries, Inc.	471,319
14,348	Praxair, Inc.	1,090,304
5,705	Sigma Aldrich Corp.	284,280

		7,916,278

Commercial Banks (3.0%):
32,505	BB&T Corp.	855,207
8,297	Comerica, Inc.	305,578
37,403	Fifth Third Bancorp	459,683
10,649	First Horizon National Corp.*	121,927
33,796	Huntington Bancshares, Inc.	187,230
41,205	KeyCorp	316,866
3,897	M&T Bank Corp.	331,050
24,971	Marshall & Ilsley Corp.	179,292
24,678	PNC Financial Services Group, Inc.	1,394,307
56,116	Regions Financial Corp.	369,243
23,502	SunTrust Banks, Inc.	547,597
89,911	U.S. Bancorp	2,009,511
244,405	Wells Fargo & Co.	6,256,768
7,505	Zions Bancorp	161,883

		13,496,142

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Commercial Services & Supplies (0.5%):
5,293	Avery Dennison Corp.	$170,064
6,182	Cintas Corp.	148,182
8,568	Iron Mountain, Inc.	192,437
9,621	Pitney Bowes, Inc.	211,277
9,637	R.R. Donnelley & Sons Co.	157,758
15,236	Republic Services, Inc.	452,966
3,932	Stericycle, Inc.*	257,861
22,664	Waste Management, Inc.	709,157

		2,299,702

Communications Equipment (2.2%):
267,919	Cisco Systems, Inc.*	5,709,354
6,113	Harris Corp.	254,606
10,322	JDS Uniphase Corp.*	101,568
24,739	Juniper Networks, Inc.*	564,544
108,982	Motorola, Inc.*	710,563
76,952	QUALCOMM, Inc.	2,527,104
17,810	Tellabs, Inc.	113,806

		9,981,545

Computers & Peripherals (6.1%):
42,686	Apple Computer, Inc.*	10,736,810
80,989	Dell, Inc.*	976,727
96,430	EMC Corp.*	1,764,669
109,515	Hewlett-Packard Co.	4,739,809
60,157	International Business Machines Corp.	7,428,186
3,614	Lexmark International, Inc.*	119,371
16,210	NetApp, Inc.*	604,795
5,223	QLogic Corp.*	86,806
10,809	SanDisk Corp.*	454,735
7,748	Teradata Corp.*	236,159
10,761	Western Digital Corp.*	324,552

		27,472,619

Construction & Engineering (0.2%):
8,415	Fluor Corp.	357,638
5,803	Jacobs Engineering Group, Inc.*	211,461
9,929	Quanta Services, Inc.*	205,034

		774,133

Construction Materials (0.1%):
6,019	Vulcan Materials Co.	263,813

Consumer Finance (0.8%):
56,346	American Express Co.	2,236,936
21,414	Capital One Financial Corp.	862,984
25,568	Discover Financial Services	357,441
22,564	SLM Corp.*	234,440

		3,691,801

Containers & Packaging (0.2%):
4,331	Ball Corp.	228,807
5,087	Bemis Co., Inc.	137,349
7,837	Owens-Illinois, Inc.*	207,288
6,211	Pactiv Corp.*	172,976
7,465	Sealed Air Corp.	147,210

		893,630

Distributors (0.1%):
7,422	Genuine Parts Co.	292,798

Diversified Consumer Services (0.1%):
5,903	Apollo Group, Inc., Class A*	250,701
2,917	DeVry, Inc.	153,113
15,649	H&R Block, Inc.	245,533

		649,347

Diversified Financial Services (4.3%):
470,661	Bank of America Corp.	6,763,399
1,060,324	Citigroup, Inc.*	3,986,818
3,082	CME Group, Inc.	867,737
3,465	Intercontinental Exchange, Inc.*	391,649
186,639	JPMorgan Chase & Co.	6,832,854
8,979	Leucadia National Corp.*	175,180
9,284	Moody’s Corp.	184,937
6,890	NASDAQ OMX Group, Inc. (The)*	122,504
12,277	NYSE Euronext	339,214

		19,664,292

Diversified Telecommunication Services (2.6%):
277,188	AT&T, Inc.	6,705,178
14,094	CenturyTel, Inc.	469,471
14,432	Frontier Communications Corp.	102,612
69,981	Qwest Communications International, Inc.	367,400
132,606	Verizon Communications, Inc.	3,715,620
22,636	Windstream Corp.	239,036

		11,599,317

Electric Utilities (1.9%):
7,972	Allegheny Energy, Inc.	164,861
22,488	American Electric Power Co., Inc.	726,362
61,590	Duke Energy Corp.	985,440
15,326	Edison International	486,141
8,900	Entergy Corp.	637,418
31,039	Exelon Corp.	1,178,551
14,339	FirstEnergy Corp.	505,163
19,450	NextEra Energy, Inc.	948,382
8,306	Northeast Utilities	211,637
10,466	Pepco Holdings, Inc.	164,107
5,079	Pinnacle West Capital Corp.	184,672
21,978	PPL Corp.	548,351
13,516	Progress Energy, Inc.	530,098
38,671	Southern Co.	1,286,971

		8,558,154

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Electrical Equipment (0.5%):
35,358	Emerson Electric Co.	$1,544,791
2,269	First Solar, Inc.*	258,280
6,718	Rockwell Automation, Inc.	329,787
4,365	Roper Industries, Inc.	244,265

		2,377,123

Electronic Equipment, Instruments & Components (0.5%):
16,407	Agilent Technologies, Inc.*	466,451
8,137	Amphenol Corp., Class A	319,621
73,310	Corning, Inc.	1,183,957
7,235	FLIR Systems, Inc.*	210,466
8,969	Jabil Circuit, Inc.	119,288
6,308	Molex, Inc.	115,058

		2,414,841

Energy Equipment & Services (1.7%):
22,695	Baker Hughes, Inc.	943,431
11,502	Cameron International Corp.*	374,045
3,289	Diamond Offshore Drilling, Inc.	204,543
5,729	FMC Technologies, Inc.*	301,689
42,392	Halliburton Co.	1,040,724
5,006	Helmerich & Payne, Inc.	182,819
13,441	Nabors Industries, Ltd.*	236,831
19,684	National-Oilwell Varco, Inc.	650,950
5,286	Rowan Cos., Inc.*	115,975
55,957	Schlumberger, Ltd.	3,096,660
11,688	Smith International, Inc.	440,053

		7,587,720

Food & Staples Retailing (2.4%):
20,682	Costco Wholesale Corp.	1,133,994
63,841	CVS Caremark Corp.	1,871,818
30,332	Kroger Co. (The)	597,237
18,297	Safeway, Inc.	359,719
9,824	Supervalu, Inc.	106,492
27,709	SYSCO Corp.	791,646
97,454	Wal-Mart Stores, Inc.	4,684,614
45,900	Walgreen Co.	1,225,530
8,095	Whole Foods Market, Inc.*	291,582

		11,062,632

Food Products (1.8%):
30,225	Archer-Daniels Midland Co.	780,410
8,830	Campbell Soup Co.	316,379
20,862	ConAgra Foods, Inc.	486,502
8,377	Dean Foods Co.*	84,356
31,121	General Mills, Inc.	1,105,418
14,882	H.J. Heinz Co.	643,200
7,826	Hershey Co.	375,100
3,234	Hormel Foods Corp.	130,912
5,582	J.M. Smucker Co. (The)	336,148
12,002	Kellogg Co.	603,701
81,779	Kraft Foods, Inc., Class A	2,289,812
6,267	McCormick & Co.	237,895
31,021	Sara Lee Corp.	437,396
14,219	Tyson Foods, Inc., Class A	233,050

		8,060,279

Gas Utilities (0.2%):
6,692	EQT Corp.	241,849
2,063	NICOR, Inc.	83,551
4,951	ONEOK, Inc.	214,131
8,200	Questar Corp.	373,018

		912,549

Health Care Equipment & Supplies (1.8%):
4,494	Bard (C.R.), Inc.	348,420
27,981	Baxter International, Inc.	1,137,148
10,881	Becton Dickinson & Co.	735,773
71,113	Boston Scientific Corp.*	412,455
8,411	CareFusion Corp.*	190,930
6,834	DENTSPLY International, Inc.	204,405
7,800	Hospira, Inc.*	448,110
1,837	Intuitive Surgical, Inc.*	579,794
51,751	Medtronic, Inc.	1,877,009
15,308	St. Jude Medical, Inc.*	552,466
13,204	Stryker Corp.	660,992
5,799	Varian Medical Systems, Inc.*	303,172
9,514	Zimmer Holdings, Inc.*	514,231

		7,964,905

Health Care Providers & Services (2.1%):
19,772	Aetna, Inc.	521,585
13,290	AmerisourceBergen Corp.	421,958
17,002	Cardinal Health, Inc.	571,437
12,941	CIGNA Corp.	401,948
6,912	Coventry Health Care, Inc.*	122,204
4,901	DaVita, Inc.*	306,019
25,796	Express Scripts, Inc.*	1,212,928
7,988	Humana, Inc.*	364,812
4,918	Laboratory Corp. of America Holdings*	370,571
12,727	McKesson HBOC, Inc.	854,745
21,432	Medco Health Solutions, Inc.*	1,180,475
4,339	Patterson Companies, Inc.	123,792
7,073	Quest Diagnostics, Inc.	352,023
19,989	Tenet Healthcare Corp.*	86,752
53,323	UnitedHealth Group, Inc.	1,514,373
20,040	WellPoint, Inc.*	980,557

		9,386,179

Health Care Technology (0.1%):
3,222	Cerner Corp.*	244,518

Hotels, Restaurants & Leisure (1.6%):
20,281	Carnival Corp.	613,298
6,627	Darden Restaurants, Inc.	257,459
13,847	International Game Technology	217,398

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued

11,980	Marriott International, Inc., Class A	$358,681
50,478	McDonald’s Corp.	3,324,986
34,958	Starbucks Corp.	849,479
8,892	Starwood Hotels & Resorts Worldwide, Inc.	368,396
8,459	Wyndham Worldwide Corp.	170,364
3,208	Wynn Resorts, Ltd.	244,674
21,955	Yum! Brands, Inc.	857,123

		7,261,858

Household Durables (0.3%):
12,934	D. R. Horton, Inc.	127,141
7,137	Fortune Brands, Inc.	279,628
3,227	Harman International Industries, Inc.*	96,455
6,983	Leggett & Platt, Inc.	140,079
7,542	Lennar Corp.	104,909
13,148	Newell Rubbermaid, Inc.	192,487
14,962	Pulte Group, Inc.*	123,885
3,509	Whirlpool Corp.	308,161

		1,372,745

Household Products (2.5%):
6,600	Clorox Co. (The)	410,256
23,008	Colgate-Palmolive Co.	1,812,110
19,345	Kimberly-Clark Corp.	1,172,887
135,101	Procter & Gamble Co. (The)	8,103,358

		11,498,611

Independent Power Producers & Energy Traders (0.2%):
31,329	AES Corp. (The)*	289,480
9,426	Constellation Energy Group, Inc.	303,988
11,775	NRG Energy, Inc.*	249,748

		843,216

Industrial Conglomerates (2.2%):
33,448	3M Co.	2,642,058
500,832	General Electric Co.	7,221,997
12,700	Textron, Inc.	215,519

		10,079,574

Insurance (3.8%):
22,074	AFLAC, Inc.	941,898
25,248	Allstate Corp. (The)	725,375
6,340	American International Group, Inc.*	218,350
12,679	Aon Corp.	470,644
5,118	Assurant, Inc.	177,595
77,653	Berkshire Hathaway, Inc., Class B*	6,188,167
15,361	Chubb Corp. (The)	768,204
7,706	Cincinnati Financial Corp.	199,354
22,915	Genworth Financial, Inc.*	299,499
20,874	Hartford Financial Services Group, Inc.	461,942
14,223	Lincoln National Corp.	345,477
16,548	Loews Corp.	551,214
25,377	Marsh & McLennan Cos., Inc.	572,251
38,498	MetLife, Inc.	1,453,684
15,031	Principal Financial Group, Inc.	352,327
31,356	Progressive Corp. (The)	586,984
21,872	Prudential Financial, Inc.	1,173,651
3,915	Torchmark Corp.	193,832
23,237	Travelers Cos., Inc. (The)	1,144,422
15,620	UnumProvident Corp.	338,954
15,957	XL Capital, Ltd., Class A	255,472

		17,419,296

Internet & Catalog Retail (0.5%):
16,097	Amazon.com, Inc.*	1,758,758
9,727	Expedia, Inc.	182,673
2,225	Priceline.com, Inc.*	392,802

		2,334,233

Internet Software & Services (1.6%):
8,048	Akamai Technologies, Inc.*	326,507
53,328	eBay, Inc.*	1,045,762
11,355	Google, Inc., Class A*	5,052,407
8,670	VeriSign, Inc.*	230,189
55,229	Yahoo!, Inc.*	763,817

		7,418,682

IT Services (1.4%):
23,627	Automatic Data Processing, Inc.	951,223
14,041	Cognizant Technology Solutions Corp., Class A*	702,892
7,221	Computer Sciences Corp.	326,750
15,525	Fidelity National Information Services, Inc.	416,381
7,162	Fiserv, Inc.*	327,017
4,543	MasterCard, Inc., Class A	906,465
15,133	Paychex, Inc.	393,004
13,726	SAIC, Inc.*	229,773
9,198	Total System Services, Inc.	125,093
21,228	Visa, Inc., Class A	1,501,881
31,531	Western Union Co.	470,127

		6,350,606

Leisure Equipment & Products (0.2%):
12,131	Eastman Kodak Co.*	52,649
6,134	Hasbro, Inc.	252,107
17,114	Mattel, Inc.	362,132

		666,888

Life Sciences Tools & Services (0.5%):
8,606	Life Technologies Corp.*	406,634
2,612	Millipore Corp.*	278,570

6

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Life Sciences Tools & Services, continued

5,457	PerkinElmer, Inc.	$112,796
19,265	Thermo Fisher Scientific, Inc.*	944,948
4,376	Waters Corp.*	283,127

		2,026,075

Machinery (1.8%):
29,444	Caterpillar, Inc.	1,768,701
9,402	Cummins, Inc.	612,352
24,665	Danaher Corp.	915,565
19,948	Deere & Co.	1,110,705
8,766	Dover Corp.	366,331
7,859	Eaton Corp.	514,293
2,603	Flowserve Corp.	220,734
18,091	Illinois Tool Works, Inc.	746,797
17,128	PACCAR, Inc.	682,893
5,550	Pall Corp.	190,754
7,566	Parker Hannifin Corp.	419,610
2,678	Snap-On, Inc.	109,557
7,519	Stanley Black & Decker, Inc.	379,860

		8,038,152

Media (3.0%):
31,855	CBS Corp.	411,885
132,366	Comcast Corp., Class A	2,299,198
42,633	DIRECTV Group, Inc. (The), Class A*	1,446,112
13,341	Discovery Communications, Inc., Class A*	476,407
11,094	Gannett Co., Inc.	149,325
22,923	Interpublic Group of Cos., Inc. (The)*	163,441
14,855	McGraw-Hill Cos., Inc. (The)	418,020
1,793	Meredith Corp.	55,816
5,619	New York Times Co., Class A*	48,604
105,572	News Corp.	1,262,641
14,400	Omnicom Group, Inc.	493,920
4,230	Scripps Networks Interactive, Class A	170,638
16,601	Time Warner Cable, Inc.	864,580
53,466	Time Warner, Inc.	1,545,702
28,428	Viacom, Inc., Class B	891,787
91,870	Walt Disney Co. (The)	2,893,905
284	Washington Post Co. (The), Class B	116,576

		13,708,557

Metals & Mining (1.0%):
5,268	AK Steel Holding Corp.	62,795
48,027	Alcoa, Inc.	483,152
4,649	Allegheny Technologies, Inc.	205,439
6,356	Cliffs Natural Resources, Inc.	299,749
22,125	Freeport-McMoRan Copper & Gold, Inc., Class B	1,308,251
23,003	Newmont Mining Corp.	1,420,205
14,822	Nucor Corp.	567,386
4,059	Titanium Metals Corp.*	71,398
6,746	United States Steel Corp.	260,058

		4,678,433

Multi-Utilities (1.4%):
11,242	Ameren Corp.	267,222
19,512	Centerpoint Energy, Inc.	256,778
10,729	CMS Energy Corp.	157,180
13,242	Consolidated Edison, Inc.	570,730
27,962	Dominion Resources, Inc.	1,083,248
7,894	DTE Energy Co.	360,045
3,606	Integrys Energy Group, Inc.	157,727
13,006	NiSource, Inc.	188,587
17,471	PG&E Corp.	718,058
23,794	Public Service Enterprise Group, Inc.	745,466
5,369	SCANA Corp.	191,996
11,617	Sempra Energy	543,559
10,047	TECO Energy, Inc.	151,408
5,452	Wisconsin Energy Corp.	276,635
21,484	Xcel Energy, Inc.	442,785

		6,111,424

Multiline Retail (0.8%):
3,851	Big Lots, Inc.*	123,579
6,433	Family Dollar Stores, Inc.	242,460
11,103	J.C. Penney Co., Inc.	238,492
14,439	Kohl’s Corp.*	685,852
19,749	Macy’s, Inc.	353,507
7,846	Nordstrom, Inc.	252,563
2,250	Sears Holdings Corp.*	145,463
34,549	Target Corp.	1,698,774

		3,740,690

Office Electronics (0.1%):
64,660	Xerox Corp.	519,866

Oil, Gas & Consumable Fuels (8.6%):
23,202	Anadarko Petroleum Corp.	837,360
15,820	Apache Corp.	1,331,886
4,869	Cabot Oil & Gas Corp.	152,497
30,438	Chesapeake Energy Corp.	637,676
94,225	Chevron Corp.	6,394,109
69,814	ConocoPhillips	3,427,169
10,581	Consol Energy, Inc.	357,215
18,820	Denbury Resources, Inc.*	275,525
20,933	Devon Energy Corp.	1,275,238
33,003	El Paso Corp.	366,663
11,879	EOG Resources, Inc.	1,168,537
239,790	Exxon Mobil Corp.	13,684,839
13,703	Hess Corp.	689,809
33,303	Marathon Oil Corp.	1,035,390
4,821	Massey Energy Co.	131,854
8,992	Murphy Oil Corp.	445,554
8,212	Noble Energy, Inc.	495,430

7

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued

38,097	Occidental Petroleum Corp.	$2,939,184
12,641	Peabody Energy Corp.	494,642
5,405	Pioneer Natural Resources Co.	321,327
7,456	Range Resources Corp.	299,358
16,267	Southwestern Energy Co.*	628,557
30,452	Spectra Energy Corp.	611,172
5,647	Sunoco, Inc.	196,346
6,789	Tesoro Corp.	79,228
26,556	Valero Energy Corp.	477,477
27,473	Williams Cos., Inc. (The)	502,206

		39,256,248

Paper & Forest Products (0.2%):
20,372	International Paper Co.	461,018
8,047	MeadWestvaco Corp.	178,643
9,943	Weyerhaeuser Co.	349,994

		989,655

Personal Products (0.3%):
20,108	Avon Products, Inc.	532,862
5,629	Estee Lauder Co., Inc. (The), Class A	313,704
9,620	Mead Johnson Nutrition Co., Class A	482,155

		1,328,721

Pharmaceuticals (5.9%):
72,411	Abbott Laboratories	3,387,387
14,382	Allergan, Inc.	837,895
80,661	Bristol-Myers Squibb Co.	2,011,685
47,542	Eli Lilly & Co.	1,592,657
14,231	Forest Laboratories, Inc.*	390,356
129,380	Johnson & Johnson Co.	7,641,183
11,475	King Pharmaceuticals, Inc.*	87,095
146,274	Merck & Co., Inc.	5,115,202
14,597	Mylan, Inc.*	248,733
378,383	Pfizer, Inc.	5,395,741
5,045	Watson Pharmaceuticals, Inc.*	204,676

		26,912,610

Professional Services (0.1%):
2,408	Dun & Bradstreet Corp.	161,625
5,964	Equifax, Inc.	167,350
5,751	Monster Worldwide, Inc.*	66,999
7,009	Robert Half International, Inc.	165,062

		561,036

Real Estate Investment Trusts (REITs) (1.3%):
5,433	Apartment Investment & Management Co., Class A	105,237
3,890	Avalonbay Communities, Inc.	363,209
6,537	Boston Properties, Inc.	466,350
13,267	Equity Residential Property Trust	552,438
13,825	HCP, Inc.	445,856
5,851	Health Care REIT, Inc.	246,444
30,726	Host Hotels & Resorts, Inc.	414,187
18,930	Kimco Realty Corp.	254,419
7,586	Plum Creek Timber Co., Inc.	261,945
22,117	ProLogis Trust	224,045
6,383	Public Storage, Inc.	561,130
13,727	Simon Property Group, Inc.	1,108,455
7,353	Ventas, Inc.	345,223
7,421	Vornado Realty Trust	541,362

		5,890,300

Real Estate Management & Development (0.0%):
12,785	CB Richard Ellis Group, Inc., Class A*	174,004

Road & Rail (0.8%):
18,256	CSX Corp.	906,045
17,386	Norfolk Southern Corp.	922,327
2,528	Ryder System, Inc.	101,702
23,740	Union Pacific Corp.	1,650,167

		3,580,241

Semiconductors & Semiconductor Equipment (2.4%):
26,732	Advanced Micro Devices, Inc.*	195,678
14,141	Altera Corp.	350,838
14,009	Analog Devices, Inc.	390,291
63,173	Applied Materials, Inc.	759,339
20,277	Broadcom Corp., Class A	668,533
261,002	Intel Corp.	5,076,489
8,028	KLA-Tencor Corp.	223,821
10,437	Linear Technology Corp.	290,253
30,920	LSI Logic Corp.*	142,232
10,546	MEMC Electronic Materials, Inc.*	104,195
8,734	Microchip Technology, Inc.	242,281
39,962	Micron Technology, Inc.*	339,277
11,084	National Semiconductor Corp.	149,191
4,575	Novellus Systems, Inc.*	116,022
26,816	NVIDIA Corp.*	273,791
8,543	Teradyne, Inc.*	83,294
57,337	Texas Instruments, Inc.	1,334,805
12,925	Xilinx, Inc.	326,486

		11,066,816

Software (3.6%):
24,686	Adobe Systems, Inc.*	652,451
10,775	Autodesk, Inc.*	262,479
8,548	BMC Software, Inc.*	296,017
18,321	CA, Inc.	337,106
8,762	Citrix Systems, Inc.*	370,019
10,398	Compuware Corp.*	82,976
15,512	Electronic Arts, Inc.*	223,373
14,768	Intuit, Inc.*	513,483
7,373	McAfee, Inc.*	226,499
357,667	Microsoft Corp.	8,229,918

8

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Software, continued

16,692	Novell, Inc.*	$94,811
183,640	Oracle Corp.	3,940,914
8,794	Red Hat, Inc.*	254,498
5,305	Salesforce.com, Inc.*	455,275
37,477	Symantec Corp.*	520,181

		16,460,000

Specialty Retail (2.0%):
4,108	Abercrombie & Fitch Co., Class A	126,075
4,139	AutoNation, Inc.*	80,710
1,372	AutoZone, Inc.*	265,098
12,326	Bed Bath & Beyond, Inc.*	457,048
16,222	Best Buy Co., Inc.	549,277
10,463	CarMax, Inc.*	208,214
7,097	GameStop Corp., Class A*	133,353
21,059	Gap, Inc. (The)	409,808
78,828	Home Depot, Inc.	2,212,702
12,733	Limited Brands, Inc.	281,017
67,046	Lowe’s Cos., Inc.	1,369,079
6,432	O’Reilly Automotive, Inc.*	305,906
12,510	Office Depot, Inc.*	50,540
5,767	RadioShack Corp.	112,514
5,797	Ross Stores, Inc.	308,922
4,307	Sherwin Williams Co.	298,001
34,292	Staples, Inc.	653,263
5,958	Tiffany & Co.	225,868
19,139	TJX Cos., Inc.	802,881
6,126	Urban Outfitters, Inc.*	210,673

		9,060,949

Textiles, Apparel & Luxury Goods (0.5%):
14,313	Coach, Inc.	523,140
18,270	Nike, Inc., Class B	1,234,138
3,086	Polo Ralph Lauren Corp.	225,155
4,150	V.F. Corp.	295,397

		2,277,830

Thrifts & Mortgage Finance (0.1%):
22,098	Hudson City Bancorp, Inc.	270,479
17,636	People’s United Financial, Inc.	238,086

		508,565

Tobacco (1.5%):
97,723	Altria Group, Inc.	1,958,369
7,171	Lorillard, Inc.	516,168
86,874	Philip Morris International, Inc.	3,982,304
7,955	Reynolds American, Inc.	414,615

		6,871,456

Trading Companies & Distributors (0.1%):
6,147	Fastenal Co.	308,518
2,920	W.W. Grainger, Inc.	290,394

		598,912

Wireless Telecommunication Services (0.3%):
18,935	American Tower Corp., Class A*	842,607
12,477	MetroPCS Communications, Inc.*	102,187
140,065	Sprint Nextel Corp.*	593,876

		1,538,670

Total Common Stocks (Cost $410,610,485)		437,484,426

Investment Companies (3.5%):
15,798,297	Dreyfus Treasury Prime Cash Management, 0.00%(a)	15,798,297

Total Investment Companies (Cost $15,798,297)		15,798,297

Total Investment Securities (Cost $426,408,782)(b) — 99.8%		453,282,723
Net other assets (liabilities) — 0.2%		914,570

Net Assets — 100.0%		$454,197,293

Percentages indicated are based on net assets as of June 30, 2010.

*	Non-income producing security.

REIT—Real Estate Investment Trust

(a)	The rate represents the effective yield at June 30, 2010.

(b)	Cost for federal income tax purposes is $438,497,166. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$41,678,309
Unrealized depreciation	(26,892,752)

Net unrealized appreciation	$14,785,557

9

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2010:

Country	Percentage
Bermuda	0.1%
Cayman Islands	0.1%
Netherlands	0.7%
Panama	0.1%
United States	99.0%

100.0%

Futures Contracts

Cash of $802,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2010:

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/10	326	$17,683,744	$(950,164)

10

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL S&P 500
Index Fund

Assets:
Investment securities, at cost	$426,408,782

Investment securities, at value	$453,282,723
Segregated cash for collateral	802,000
Dividends receivable	597,701
Receivable for capital shares issued	607,330
Prepaid expenses	4,247

Total Assets	455,294,001

Liabilities:
Cash overdraft	352,000
Payable for capital shares redeemed	344,449
Payable for variation margin on futures contracts	147,252
Manager fees payable	44,657
Administration fees payable	23,460
Distribution fees payable	94,186
Custodian fees payable	7,205
Administrative and compliance services fees payable	3,661
Trustee fees payable	10,962
Other accrued liabilities	68,876

Total Liabilities	1,096,708

Net Assets	$454,197,293

Net Assets Consist of:
Capital	$526,842,921
Accumulated net investment income/(loss)	12,070,232
Accumulated net realized gains/(losses) from investment transactions	(110,639,637)
Net unrealized appreciation/(depreciation) on investments	25,923,777

Net Assets	$454,197,293

Class 1
Net Assets	$13,378,272
Shares of beneficial interest (unlimited number of shares authorized, no par value)	1,860,588
Class 1 — Net Asset Value (offering and redemption price per share)	$7.19

Class 2
Net Assets	$440,819,021
Shares of beneficial interest (unlimited number of shares authorized, no par value)	61,618,513
Class 2 — Net Asset Value (offering and redemption price per share)	$7.15

11

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Statement of Operations
For the Six Months Ended June 30, 2010
(Unaudited)

AZL S&P 500
Index Fund

Investment Income:
Dividends	6,107,080
Net Foreign withholding tax	4,769

Total Investment Income	6,111,849

Expenses:
Manager fees	548,515
Administration fees	147,654
Distribution fees — Class 2	788,573
Custodian fees	15,673
Administrative and compliance services fees	7,732
Trustees’ fees	24,282
Professional fees	44,913
Shareholder reports	54,392
Licensing fees	41,167
Other expenses	13,719

Total expenses before reductions	1,686,620
Less expenses contractually waived/reimbursed by the Manager	(123,669)
Less expenses paid indirectly	(1)

Net expenses	1,562,950

Net Investment Income/(Loss)	4,548,899

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	19,318,817
Net realized gains/(losses) on futures transactions	706,157
Change in unrealized appreciation/(depreciation) on investments	(41,706,599)

Net Realized/Unrealized Gains/(Losses) on Investments	(21,681,625)

Change in Net Assets Resulting From Operations	$(17,132,726)

12

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Statements of Changes in Net Assets

	AZL S&P 500 Index Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2010	2009
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$4,548,899	$7,485,824
Net realized gains/(losses) on investment transactions	20,024,974	6,111,858
Change in unrealized appreciation/(depreciation) on investments	(41,706,599)	101,915,204

Change in net assets resulting from operations	(17,132,726)	115,512,886

Dividends to Shareholders:
From net investment income:
Class 1	—	(55,759)
Class 2	—	(1,767,810)
From net realized gains:

Change in net assets resulting from dividends to shareholders	—	(1,823,569)

Change in net assets from capital transactions	(250,580,169)	351,410,824

Change in net assets	(267,712,895)	465,100,141
Net Assets:
Beginning of period	721,910,188	256,810,047

End of period	$454,197,293	$721,910,188

Accumulated net investment income/(loss)	$12,070,232	$7,521,333

Capital Transactions:
Class 1
Proceeds from shares issued	710,982	2,906,222
Dividends reinvested	—	55,759
Cost of shares redeemed	(672,825)	(2,454,528)

Total Class 1	38,157	507,453

Class 2
Proceeds from shares issued	74,366,147	297,215,605
Proceeds from shares issued in merger	—	162,916,800
Dividends reinvested	—	1,767,810
Cost of shares redeemed	(324,984,473)	(110,996,844)

Total Class 2	(250,618,326)	350,903,371

Total Capital Transactions	(250,580,169)	351,410,824

Share Transactions:
Class 1
Issued	90,015	429,748
Reinvested	—	7,681
Redeemed	(104,528)	(374,015)

Total Class 1 Shares	(14,513)	63,414

Class 2
Issued	9,575,836	46,234,649
Issued in merger	—	21,928,494
Reinvested	—	244,510
Redeemed	(40,021,868)	(16,297,445)

Total Class 2 Shares	(30,446,032)	52,110,208

Change in shares	(30,460,545)	52,173,622

13

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months				May 14, 2007 to
	Ended	Year Ended December 31,			December 31,
	June 30, 2010	2009		2008	2007(a)
	(Unaudited)

Class 1
Net Asset Value, Beginning of Period	$7.71	$6.16		$9.86	$10.14

Investment Activities:
Net Investment Income	0.07 (b)	0.13	(b)	0.18 (b)	0.11
Net Realized and Unrealized Gains (Losses) on Investments	(0.59)	1.45		(3.87)	(0.26)

Total from Investment Activities	(0.52)	1.58		(3.69)	(0.15)

Dividends to Shareholders From:
Net Investment Income	—	(0.03)		(0.01)	(0.11)
Net Realized Gains	—	—		— (c)	(0.02)

Total Dividends	—	(0.03)		(0.01)	(0.13)

Net Asset Value, End of Period	$7.19	$7.71		$6.16	$9.86

Total return(d) (e)	(6.74)%	25.69%		(37.46)%	(1.48)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets at End of Period (000’s)	$13,378	$14,462		$11,158	$411
Net Investment Income(f)	1.71%	2.06%		2.67%	1.81%
Expenses Before Reductions(f) (g)	0.28%	0.30%		0.37%	0.53%
Expenses Net of Reductions(f)	0.24%	0.24%		0.26%	0.24%
Portfolio Turnover Rate(e) (h)	3.57%	16.19	%(i)	81.71%	15.95%

(a)	Period from commencement of operations.

(b)	Average shares method used in a calculation.

(c)	Amount less than $0.005.

(d)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(i)	Costs of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after a fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 36.67%.

14

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Financial Highlights, concluded
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months				May 1, 2007 to
	Ended	Year Ended December 31,			December 31,
	June 30, 2010	2009		2008	2007(a)
	(Unaudited)

Class 2
Net Asset Value, Beginning of Period	$7.68	$6.15		$9.86	$10.00

Investment Activities:
Net investment income	0.05 (b)	0.12	(b)	0.16 (b)	0.09
Net realized and unrealized gains (losses) on investments	(0.58)	1.44		(3.87)	(0.12)

Total from Investment Activities	(0.53)	1.56		(3.71)	(0.03)

Dividends to Shareholders From:
Net Investment Income	—	(0.03)		— (c)	(0.09)
Net Realized Gains	—	—		— (c)	(0.02)

Total Dividends	—	(0.03)		— (c)	(0.11)

Net Asset Value, End of Period	$7.15	$7.68		$6.15	$9.86

Total return(d) (e)	(6.90)%	25.36%		(37.62)%	(0.25)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets at End of Period (000’s)	$440,819	$707,448		$245,652	$27,614
Net Investment Income(f)	1.40%	1.78%		2.29%	1.60%
Expenses Before Reductions(f) (g)	0.53%	0.54%		0.65%	0.73%
Expenses Net of Reductions(f)	0.49%	0.49%		0.51%	0.49%
Portfolio Turnover Rate(d) (h)	3.57%	16.19	%(i)	81.71%	15.95%

(a)	Period from commencement of operations.

(b)	Average shares method used in a calculation.

(c)	Represents less than $0.005.

(d)	Not annualized for periods less than one year.

(e)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(f)	Annualized for periods less than one year.

(g)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(i)	Costs of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after a fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 36.67%.

15

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). These Notes to the Financial Statements are for the AZL S&P 500 Index Fund (the “Fund”). The Trust consists of 31 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco International Equity Fund (formerly AZL AIM International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund (formerly AZL Van Kampen Global Real Estate Fund)
•	AZL Morgan Stanley International Equity Fund (formerly AZL Van Kampen International Equity Fund)
•	AZL Morgan Stanley Mid Cap Growth Fund (formerly AZL Van Kampen Mid Cap Growth Fund)
•	AZL NACM International Growth Fund
•	AZL NFJ International Value Fund
•	AZL OCC Growth Fund
•	AZL OCC Opportunity Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Growth and Income Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. The Trust is authorized to offer Class 1 and Class 2 shares of the Fund. Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Service Plan and voting rights on matters affecting a single class of shares. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. In addition, income and realized and unrealized gains and losses are allocated to each class of shares based on its relative net assets on a daily basis.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. During the period ended June 30, 2010, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. During the period ended June 30, 2010, the Fund did not enter into any foreign currency exchange contracts.

Futures Contracts

The Fund may enter into futures contracts. The Fund uses futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $17.7 million as of June 30, 2010. The monthly average notional amount for these contracts was $11.3 million for the period ended June 30, 2010.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair value of Derivative Instruments as of June 30, 2010:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$(950,164)

*	Total Fair Value is presented by Primary Risk Exposure. For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2010

Change in Unrealized
Appreciation
	Location of Gain (Loss)	Realized Gain (Loss)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Equity Contracts	Net realized gains/(losses) on futures transactions/change in unrealized appreciation/depreciation on investments	$706,157	$(1,083,790)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and BlackRock Investment Management LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. The annual expense limit of the Class 1 is 0.24% and Class 2 is 0.49%.

For the period ended June 30, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL S&P 500 Index Fund Class 1	0.17%	0.24%
AZL S&P 500 Index Fund Class 2	0.17%	0.49%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires	Expires	Expires	Expires
	12/31/2010	12/31/2011	12/31/2012	12/31/2013
AZL S&P 500 Index Fund	$39,552	$109,374	$222,765	$123,669

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets of Class 2 shares. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $11,272 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Exchanged traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Common Stocks+	$437,484,426	$—	$437,484,426
Investment Companies	15,798,297	—	15,798,297

Total Investment Securities	453,282,723	—	453,282,723

Other Financial Instruments:*
Futures Contracts	(950,164)	—	(950,164)

Total Investments	$452,332,559	$—	$452,332,559

*	Other financial instruments would include any derivative instruments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

5. Security Purchases and Sales

For the period ended June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL S&P 500 Index Fund	$22,780,319	$40,149,452

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of the latest tax year end December 31, 2009, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations.

	Expires	Expires
	12/31/2015	12/31/2016
AZL S&P 500 Index Fund	$6,542,697	$94,912,086

During the year ended December 31, 2009, the Fund utilized $2,634,504 capital loss carryforwards to offset capital gains.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $1,720,605 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2010.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2009 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL S&P 500 Index Fund	$1,823,569	$—	$1,823,569

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Appreciation(b)	(Deficit)
AZL S&P 500 Index Fund	$8,670,906	$8,670,906	$(103,175,388)	$38,991,580	$(55,512,902)

(b)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

22

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

23

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL® Schroder Emerging Markets
Equity Fund
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Schroder Emerging Markets Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Schroder Emerging Markets Equity Fund	Class 1	$1,000.00	$904.30	$5.48	1.16%
	Class 2	$1,000.00	$904.10	$6.66	1.41%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Schroder Emerging Markets Equity Fund	Class 1	$1,000.00	$1,019.04	$5.81	1.16%
	Class 2	$1,000.00	$1,017.80	$7.05	1.41%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Schroder Emerging Markets Equity Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
Auto Components	0.5%
Automobiles	1.6
Beverages	0.7
Capital Markets	0.3
Chemicals	1.6
Commercial Banks	22.4
Computers & Peripherals	0.7
Construction & Engineering	2.0
Construction Materials	0.7
Diversified Consumer Services	0.3
Diversified Financial Services	0.8
Diversified Telecommunication Services	1.3
Electric Utilities	1.1
Electrical Equipment	0.8
Electronic Equipment, Instruments & Components	1.9
Food & Staples Retailing	2.7
Food Products	2.9
Gas Utilities	0.7
Hotels, Restaurants & Leisure	0.4
Household Durables	0.3
Household Products	0.8
Independent Power Producers & Energy Traders	1.0
Industrial Conglomerates	1.5
Insurance	3.7
Internet Software & Services	0.4
IT Services	1.4
Machinery	0.9
Media	0.0
Metals & Mining	10.6
Multiline Retail	1.8
Oil, Gas & Consumable Fuels	16.6
Real Estate Management & Development	1.0
Semiconductors & Semiconductor Equipment	6.6
Software	0.3
Specialty Retail	0.8
Transportation Infrastructure	1.6
Wireless Telecommunication Services	6.1
Warrants	0.5
Diversified Financial Services	0.5
Investment Companies	0.2

100.0%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.1%):
Auto Components (0.5%):
4,193	Hyundai Mobis Co., Ltd.	$702,324
243,192	TAV Havalimanlari Holding A/S*	858,505

		1,560,829

Automobiles (1.6%):
45,648	Hyundai Motor Co.	5,348,021

Beverages (0.7%):
112,756	Anadolu Efes Biracilik ve Malt Sanayii AS	1,317,065
10,000	Companhia de Bebidas das Americas, ADR, Preferred Shares	1,010,100

		2,327,165

Capital Markets (0.3%):
200,001	Egyptian Financial Group-Hermes Holding	1,021,824

Chemicals (1.6%):
16,090	LG Chem, Ltd.	4,044,084
61,050	Uralkali, SP	1,076,515

		5,120,599

Commercial Banks (22.4%):
139,071	ABSA Group, Ltd.	2,190,408
141,593	Banco Bradesco SA, SP ADR	2,245,665
887,200	Bangkok Bank Public Co., Ltd.	3,465,913
4,426,000	Bank of China, Ltd., Class H	2,233,012
10,026,600	China Construction Bank	8,069,423
1,286,000	Chinatrust Financial Holding Co., Ltd.	702,059
1,918,200	CIMB Group Holdings Bhd	4,135,373
198,506	Commercial International Bank	2,347,404
155,320	Daegu Bank	1,762,608
1,023,500	Grupo Financiero Banorte, SA de CV	3,878,633
63,670	Hana Financial Group, Inc.	1,686,581
120,930	HDFC Bank, Ltd.	4,977,093
4,764,000	Industrial & Commercial Bank of China	3,459,410
411,043	Itau Unibanco Banco Multiplo SA, SP ADR	7,402,884
1,014,900	Kasikornbank Public Co., Ltd.	2,821,758
64,148	OTP Bank Nyrt.*	1,292,473
5,621,500	PT Bank Mandiri Tbk	3,662,225
1,236,569	Sberbank	2,965,875
113,330	Shinhan Financial Group Co., Ltd.	4,174,355
202,659	Standard Bank Group, Ltd.	2,684,276
694,163	Turkiye Garanti Bankasi AG	2,877,131
307,240	Turkiye Halk Bankasi AS	2,264,054
688,317	Turkiye Is Bankasi, Class C	2,131,962

		73,430,575

Computers & Peripherals (0.7%):
230,250	Asustek Computer, Inc.	1,699,545
619,721	Pegatron Corp.*	579,909

		2,279,454

Construction & Engineering (2.0%):
325,437	Aveng, Ltd.	1,452,840
35,153	GS Engineering & Construction Corp.	2,129,956
993,300	IJM Corp. Berhad	1,505,198
24,115	Orascom Construction Industries	961,601
240,673	Raubex Group, Ltd.	593,118

		6,642,713

Construction Materials (0.7%):
1,271,000	PT Indocement Tunggal Prakarsa Tbk	2,190,324

Diversified Consumer Services (0.3%):
79,506	Estacio Participacoes SA	885,603

Diversified Financial Services (0.8%):
384,042	BM&FBOVESPA SA	2,490,048

Diversified Telecommunication Services (1.3%):
16,200	Chunghwa Telecom Co., Ltd.*	318,978
79,900	Chunghwa Telecom Co., Ltd., ADR	1,573,231
284,920	LG Telecom, Ltd.	1,770,694
225,100	Turk Telekomunikasyon AS	713,669

		4,376,572

Electric Utilities (1.4%):
120,023	Companhia Energetica de Minas Gerais SA, SP ADR	1,760,738
79,101	Companhia Energetica de Minas Gerais, Preferred Shares	1,144,104
48,100	Intergeneration JSC*	—
63,269	Reliance Infrastructure, Ltd.	1,618,513
13,200	Sibenergyholding JSC*	—

		4,523,355

Electrical Equipment (0.8%):
51,572	Bharat Heavy Electricals, Ltd.	2,716,770

Electronic Equipment, Instruments & Components (1.9%):
532,000	Catcher Technology Co., Ltd.	1,148,663
645,515	Hon Hai Precision Industry Co., Ltd.*	2,268,433
392,501	Hon Hai Precision Industry Co., Ltd.*	2,829,847

		6,246,943

Food & Staples Retailing (2.7%):
40,300	Companhia Brasileira de Distribuicao Grupo Pao De Acucar, SP ADR	2,801,656
7,441	Shinsegae Co., Ltd.	3,212,520

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Food & Staples Retailing, continued

54,674	Shoprite Holdings, Ltd.	$587,899
1,003,800	Wal-Mart de Mexico SAB de C.V., Series V	2,224,163

		8,826,238

Food Products (2.9%):
205,010	BRF-Brazil Foods SA	2,694,839
859,000	China Mengniu Dairy Co., Ltd.	2,785,371
578,600	Kuala Lumpur Kepong Berhad	2,927,096
1,303,000	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,177,904

		9,585,210

Gas Utilities (0.7%):
5,672,500	PT Perusahaan Gas Negara	2,399,857

Hotels, Restaurants & Leisure (0.4%):
557,100	Genting Berhard	1,220,910

Household Durables (0.3%):
11,511	LG Electronics, Inc.	879,142

Household Products (0.8%):
8,831	LG Household & Health Care, Ltd.	2,503,381

Independent Power Producers & Energy Traders (1.0%):
104,800	Banpu Public Co., Ltd.	1,950,675
626,000	China Resources Power Holdings Co.	1,418,277

		3,368,952

Industrial Conglomerates (1.5%):
260,500	Beijing Enterprises Holdings, Ltd.	1,692,341
1,878,000	Far Eastern Textile, Ltd.	1,936,117
1,291,000	Poly Hong Kong Investment, Ltd.	1,265,823

		4,894,281

Insurance (3.7%):
2,269,500	Cathay Financial Holding Co., Ltd.*	3,356,970
255,000	China Life Insurance Co., Ltd., Class H	1,120,315
543,600	China Pacific Insurance Group Co., Ltd., Class H	2,143,254
619,000	Ping An Insurance Group Co. of China	4,990,203
4,476	Samsung Fire & Marine Insurance Co., Ltd.	709,513

		12,320,255

Internet Software & Services (0.4%):
85,000	Tencent Holdings, Ltd.	1,401,774

IT Services (1.4%):
75,392	Infosys Technologies, Ltd.	4,506,017

Machinery (0.9%):
4,327	Hyundai Heavy Industries Co., Ltd.	825,397
988,000	PT United Tractors Tbk	2,018,726

		2,844,123

Media (0.0%):
6,791	CTC Media, Inc.	98,062

Metals & Mining (10.6%):
17,620	African Rainbow Minerals, Ltd.	368,641
35,434	AngloGold Ashanti, Ltd.	1,533,565
53,000	Bradespar SA, Preferred Shares	961,020
106,450	Cherepovets MK Severstal*	1,022,711
3,876,457	China Steel Corp.	3,571,294
218,600	Gerdau SA, SP ADR	2,881,148
2,375,000	Hidili Industry International Development, Ltd.*	1,751,744
88,236	Impala Platinum Holdings, Ltd.	2,048,162
24,403	Mechel, SP ADR	442,671
97,724	Mining & Metallurgical Co. Norilsk Nickel, SP ADR*	1,412,112
16,228	POSCO	6,159,987
66,300	Southern Copper Corp.	1,759,602
129,764	Tata Steel, Ltd.	1,343,747
44,810	Usinas Siderurgicas de Minas Gerais SA	1,199,403
254,300	Vale SA, ADR, Preferred Shares	5,345,386
122,100	Vale SA, SP ADR	2,973,135

		34,774,328

Multiline Retail (1.8%):
1,097,000	Golden Eagle Retail Group, Ltd.	2,293,254
20,172	Hyundai Dept. Store	1,927,159
1,093,500	Parkson Retail Group, Ltd.	1,846,031

		6,066,444

Oil, Gas & Consumable Fuels (16.6%):
308,074	Cairn India, Ltd.*	1,993,887
804,000	China Shenhua Energy Co., Ltd.	2,916,155
3,949,000	CNOOC, Ltd.	6,732,359
80,200	LUKOIL, SP ADR	4,130,300
11,650	Novatek Oao	826,454
473,641	OAO Gazprom, SP ADR	8,909,187
2,316,000	PetroChina Co., Ltd.	2,556,625
221,188	Petroleo Brasileiro SA, SP ADR, Class A	6,591,402
115,000	Petroleo Brasileiro SA, SP ADR	3,946,800
4,000	Petroleo Brasiliero SA — Petrobras	68,806
7,312,000	PT Adaro Energy Tbk	1,587,674
449,500	PTT PCL	3,386,133
227,281	Reliance Industries, Ltd.	5,296,363
354,000	Rosneft Oil Co.*	2,154,812

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued

84,300	Rosneft Oil Co., GDR, Registered Shares*	$514,230
14,635	SK Energy Co., Ltd.	1,298,562
95,615	Turkish Petroleum Refineries Corp.	1,735,111

		54,644,860

Real Estate Management & Development (1.0%):
108,700	BR Malls Participacoes SA	1,428,852
7,052,420	Franshion Properties China, Ltd.	1,935,600
23,094	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B	30,207

		3,394,659

Semiconductors & Semiconductor Equipment (6.6%):
23,730	Hynix Semiconductor, Inc.*	481,241
20,246	Samsung Electronics Co., Ltd.	12,713,933
1,617,000	Siliconware Precision Industries Co.	1,750,132
3,646,110	Taiwan Semiconductor Manufacturing Co., Ltd.	6,821,792

		21,767,098

Software (0.3%):
42,100	AsiaInfo Holdings, Inc.*	920,306

Specialty Retail (0.8%):
1,789,000	Belle International Holdings, Ltd.	2,536,565
2,132	JD Group, Ltd.	11,227

		2,547,792

Transportation Infrastructure (1.6%):
714,000	China Merchants Holdings International Co., Ltd.	2,373,635
63,879	Companhia de Concessoes Rodoviarias	1,309,794
1,906,000	Jiangsu Express Co., Ltd., Class H, Series H	1,725,597

		5,409,026

Wireless Telecommunication Services (6.1%):
176,500	America Movil, SAB de C.V., SP ADR, Series L	8,383,750
479,500	China Mobile, Ltd.	4,779,236
185,200	Mobile TeleSystems, SP ADR	3,548,432
62,525	MTN Group, Ltd.	820,741
309,039	Orascom Telecom Holdings SAE	268,361
82,900	Vivo Participacoes SA, SP ADR	2,148,768

		19,949,288

Total Common Stocks (Cost $281,003,647)		325,482,798

Warrants (0.5%):
Diversified Financial Services (0.5%):
703,008	Sberbank*(a)	1,722,370

Total Warrants (Cost $1,621,695)		1,722,370

Investment Companies (0.2%):
566,328	Dreyfus Treasury Prime Cash Management, 0.00%(b)	566,328

Total Investment Companies (Cost $566,328)		566,328

Total Investment Securities (Cost $283,191,670)(c) — 99.8%		327,771,496
Net other assets (liabilities) — 0.2%		692,639

Net Assets — 100.0%		$328,464,135

Percentages indicated are based on net assets as of June 30, 2010.

*	Non-income producing security.

ADR—American Depository Receipt

GDR—Global Depository Receipt

MTN—Medium Term Note

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	The rate represents the effective yield at June 30, 2010.

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

(c)	Cost for federal income tax purposes is $294,422,965. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$53,349,279
Unrealized depreciation	(20,000,748)

Net unrealized appreciation	$33,348,531

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2010:

Country	Percentage
Brazil	15.6%
Cayman Islands	0.9%
China	7.7%
Egypt	1.4%
Hong Kong	9.7%
Hungary	0.4%
India	6.9%
Indonesia	4.0%
Malaysia	3.0%
Mexico	4.4%
South Korea	15.9%
Russian Federation	8.2%
South Africa	3.8%
Switzerland	0.7%
Taiwan	8.7%
Thailand	3.6%
Tokelau	0.4%
Turkey	3.2%
United Kingdom	0.5%
United States	1.0%

100.0%

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL Schroder
Emerging
Markets
Equity Fund

Assets:
Investment securities, at cost	$283,191,670

Investment securities, at value	$327,771,496
Interest and dividends receivable	929,025
Foreign currency, at value (cost $1,559,567)	1,555,869
Receivable for capital shares issued	34,059
Receivable for investments sold	1,963,469
Reclaim receivable	2,949
Prepaid expenses	3,232

Total Assets	332,260,099

Liabilities:
Payable for investments purchased	2,837,250
Payable for capital shares redeemed	507,806
Manager fees payable	261,327
Administration fees payable	18,580
Distribution fees payable	59,966
Custodian fees payable	82,189
Administrative and compliance services fees payable	1,695
Trustee fees payable	5,070
Other accrued liabilities	22,081

Total Liabilities	3,795,964

Net Assets	$328,464,135

Net Assets Consist of:
Capital	$304,227,226
Accumulated net investment income/(loss)	3,536,487
Accumulated net realized gains/(losses) from investment transactions	(23,874,230)
Net unrealized appreciation/(depreciation) on investments	44,574,652

Net Assets	$328,464,135

Class 1
Net Assets	$41,766,409
Shares of beneficial interest (unlimited number of shares authorized, no par value)	5,888,696
Class 1 — Net Asset Value (offering and redemption price per share)	$7.09

Class 2
Net Assets	$286,697,726
Shares of beneficial interest (unlimited number of shares authorized, no par value)	40,555,332
Class 2 — Net Asset Value (offering and redemption price per share)	$7.07

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Statement of Operations
For the Six Months Ended June 30, 2010
(Unaudited)

AZL Schroder
Emerging
Markets
Equity Fund

Investment Income:
Interest	$37,919
Dividends	5,561,437
Foreign withholding tax	(358,059)

Total Investment Income	5,241,297

Expenses:
Manager fees	2,352,533
Administration fees	97,778
Distribution fees — Class 2	422,874
Custodian fees	212,233
Administrative and compliance services fees	4,237
Trustees’ fees	13,231
Professional fees	24,234
Shareholder reports	36,897
Other expenses	8,901

Total expenses before reductions	3,172,918
Less expenses voluntarily waived/reimbursed by the Manager	(528,023)

Net expenses	2,644,895

Net Investment Income/(Loss)	2,596,402

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	41,317,008
Net realized gains/(losses) on futures transactions	(189,543)
Change in unrealized appreciation/(depreciation) on investments	(80,861,617)

Net Realized/Unrealized Gains/(Losses) on Investments	(39,734,152)

Change in Net Assets Resulting From Operations	$(37,137,750)

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Statements of Changes in Net Assets

	AZL Schroder
	Emerging Markets Equity Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2010	2009
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$2,596,402	$2,242,291
Net realized gains/(losses) on investment transactions	41,127,465	2,262,190
Change in unrealized appreciation/(depreciation) on investments	(80,861,617)	163,737,182

Change in net assets resulting from operations	(37,137,750)	168,241,663

Dividends to Shareholders:
From net investment income:
Class 1	—	(143,222)
Class 2	—	(552,019)

Change in net assets resulting from dividends to shareholders	—	(695,241)

Change in net assets from capital transactions	(57,331,244)	34,209,934

Change in net assets	(94,468,994)	201,756,356
Net Assets:
Beginning of period	422,933,129	221,176,773

End of period	$328,464,135	$422,933,129

Accumulated net investment income/(loss)	$3,536,487	$940,085

Capital Transactions:
Class 1
Proceeds from shares issued	263,765	680,945
Dividends reinvested	—	143,222
Value of shares redeemed	(3,386,933)	(7,463,134)

Total Class 1	(3,123,168)	(6,638,967)

Class 2
Proceeds from shares issued	35,808,297	95,905,490
Dividends reinvested	—	552,019
Value of shares redeemed	(90,016,373)	(55,608,608)

Total Class 2	(54,208,076)	40,848,901

Total Capital Transactions	(57,331,244)	34,209,934

Share Transactions:
Class 1
Issued	34,097	95,110
Reinvested	—	20,201
Redeemed	(446,384)	(1,296,945)

Total Class 1 Shares	(412,287)	(1,181,634)

Class 2
Issued	4,680,485	16,632,395
Reinvested	—	77,969
Redeemed	(11,875,304)	(10,024,679)

Total Class 2 Shares	(7,194,819)	6,685,685

Change in shares	(7,607,106)	5,504,051

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months			May 6, 2007 to
	Ended	Year Ended December 31,		December 31,
	June 30, 2010	2009	2008	2007(a)
	(Unaudited)

Class 1
Net Asset Value, Beginning of Period	$7.84	$4.56	$13.77	$11.64

Investment Activities:
Net Investment Income	0.06	0.06 (b)	0.03	0.04
Net Realized and Unrealized Gains (Losses) on Investments	(0.81)	3.24	(6.38)	2.10

Total from Investment Activities	(0.75)	3.30	(6.35)	2.14

Dividends to Shareholders From:
Net Investment Income	—	(0.02)	(0.04)	(0.01)
Net Realized Gains	—	—	(2.82)	—

Total Dividends	—	(0.02)	(2.86)	(0.01)

Net Asset Value, End of Period	$7.09	$7.84	$4.56	$13.77

Total return(c) (d)	(9.57)%	72.46%	(51.82)%	19.23%
Ratios to Average Net Assets/Supplemental Data:
Net Assets at End of Period (000’s)	$41,766	$49,392	$34,118	$359
Net Investment Income(e)	1.62%	0.99%	0.78%	0.32%
Expenses Before Reductions(e)	1.44%	1.54%	1.70%	1.69%
Expenses Net of Reductions(e) (f)	1.16%	1.26%	1.41%	1.40%
Expenses Net of Reductions After, Excluding Expenses Paid Indirectly(e) (g)	N/A	1.26%	1.42%	1.40%
Portfolio Turnover Rate(d) (h)	54.32%	99.85%	158.76%	192.53%

(a)	Period from commencement of operations.

(b)	Average shares method used in a calculation.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

10

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Financial Highlights, concluded
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months				May 1, 2006 to
	Ended	Year Ended December 31,			December 31,
	June 30, 2010	2009	2008	2007	2006(a)
	(Unaudited)

Class 2
Net Asset Value, Beginning of Period	$7.82	$4.56	$13.76	$10.56	$10.00

Investment Activities:
Net investment income	0.05 (b)	0.04 (b)	0.02	0.03	0.02
Net realized and unrealized gains (losses) on investments	(0.80)	3.23	(6.38)	3.17	0.55

Total from Investment Activities	(0.75)	3.27	(6.36)	3.20	0.57

Dividends to Shareholders From:
Net Investment Income	—	(0.01)	(0.02)	— (c)	(0.01)
Net Realized Gains	—	—	(2.82)	—	—

Total Dividends	—	(0.01)	(2.84)	— (c)	(0.01)

Net Asset Value, End of Period	$7.07	$7.82	$4.56	$13.76	$10.56

Total return(d) (e)	(9.59)%	71.78%	(51.89)%	30.32%	5.70%
Ratios to Average Net Assets/Supplemental Data:
Net Assets at End of Period (000’s)	$286,698	$373,541	$187,058	$249,236	$93,712
Net Investment Income(f)	1.32%	0.68%	0.86%	0.40%	0.32%
Expenses Before Reductions(f) (g)	1.69%	1.79%	1.95%	1.96%	2.53%
Expenses Net of Reductions(f)	1.41%	1.51%	1.66%	1.65%	1.55%
Expenses Net of Reductions after Indirect Expenses(f) (h)	N/A	1.51%	1.67%	1.65%	1.55%
Portfolio Turnover Rate(e) (i)	54.32%	99.85%	158.76%	192.53%	36.16%

(a)	Period from commencement of operations.

(b)	Average shares method used in calculation.

(c)	Amount less than $0.005.

(d)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(h)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(i)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

11

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). These Notes to the Financial Statements are for the AZL Schroder Emerging Markets Equity Fund (the “Fund”). The Trust consists of 31 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco International Equity Fund (formerly AZL AIM International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund (formerly AZL Van Kampen Global Real Estate Fund)
•	AZL Morgan Stanley International Equity Fund (formerly AZL Van Kampen International Equity Fund)
•	AZL Morgan Stanley Mid Cap Growth Fund (formerly AZL Van Kampen Mid Cap Growth Fund)
•	AZL NACM International Growth Fund
•	AZL NFJ International Value Fund
•	AZL OCC Growth Fund
•	AZL OCC Opportunity Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Growth and Income Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. The Trust is authorized to offer Class 1 and Class 2 shares of the Fund. Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Service Plan and voting rights on matters affecting a single class of shares. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. In addition, income and realized and unrealized gains and losses are allocated to each class of shares based on its relative net assets on a daily basis.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

simultaneously seeking to earn income on the investment of cash collateral received. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. During the period ended June 30, 2010, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

The following is a description of the derivative instruments utilized by the Fund including the primary risk exposure related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. During the period ended June 30, 2010, the Fund did not enter into any foreign currency exchange contracts.

Futures Contracts

The Fund may enter into futures contracts. The Fund uses futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. During the period ended June 30, 2010, the Fund had limited activity in these transactions.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Schroder Investment Management North America Inc., (“Schroder”), Schroder provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. Schroder Investment Management North America Ltd. (Schroder Ltd.), an affiliate of Schroder, serves as the Sub-subadviser to the Fund and is responsible for day-to-day management of the Fund’s assets. The Manager is entitled to a fee,

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. For its services the Sub-subadviser is entitled to a fee payable by the Subadviser. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expenses (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. The annual expense limit of Class 1 is 1.40% and for Class 2 is 1.65%.

For the period ended June 30, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Schroder Emerging Markets Equity Fund Class 1	1.23%	1.40%
AZL Schroder Emerging Markets Equity Fund Class 2	1.23%	1.65%

*	The Manager voluntarily reduced the management fee to 0.95%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

not to exceed 0.25% of the Fund’s average daily net assets of Class 2 shares. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $6,419 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Exchanged traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Common Stocks:
Beverages	$1,010,100	$1,317,065	$2,327,165
Chemicals	1,076,515	4,044,084	5,120,599
Commercial Banks	13,527,182	59,903,393	73,430,575
Computers & Peripherals	579,909	1,699,545	2,279,454
Diversified Consumer Services	885,603	—	885,603
Diversified Financial Services	2,490,048	—	2,490,048
Diversified Telecommunication Services	1,892,209	2,484,363	4,376,572
Electric Utilities	2,904,842	1,618,513	4,523,355
Food & Staples Retailing	5,025,819	3,800,419	8,826,238
Food Products	2,694,839	6,890,371	9,585,210
Media	98,062	—	98,062
Metals & Mining	16,974,476	17,799,852	34,774,328
Oil, Gas & Consumable Fuels	24,472,949	30,171,911	54,644,860
Real Estate Management & Development	1,428,852	1,965,807	3,394,659
Software	920,306	—	920,306
Transportation Infrastructure	1,309,794	4,099,232	5,409,026
Wireless Telecommunication Services	14,080,950	5,868,338	19,949,288
All Other Common Stocks+	—	92,447,450	92,447,450
Warrants	—	1,722,370	1,722,370
Investment Companies	566,328	—	566,328

Total Investment Securities	$91,938,783	$235,832,713	$327,771,496

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

5. Security Purchases and Sales

For the period ended June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Schroder Emerging Markets Equity Fund	$206,165,013	$224,460,486

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of the latest tax year end December 31, 2009, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations.

	Expires	Expires
	12/31/2016	12/31/2017
AZL Schroder Emerging Markets Equity Fund	$46,676,403	$7,252,599

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $95,411 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2010.

The tax character of dividends paid to shareholders during the tax year ended December 31, 2009 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Schroder Emerging Markets Equity Fund	$695,241	$—	$695,241

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

	Undistributed		Accumulated		Total
	Ordinary	Accumulated	Capital and	Unrealized	Accumulated
	Income	Earnings	Other Losses	Appreciation(b)	Earnings
AZL Schroder Emerging Markets Equity Fund	$2,179,117	$2,179,117	$(54,024,413)	$113,219,955	$61,374,659

(b)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

19

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL® Small Cap Stock Index Fund
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Small Cap Stock Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Small Cap Stock Index Fund	$1,000.00	$987.40	$2.86	0.58%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Small Cap Stock Index Fund	$1,000.00	$1,021.92	$2.91	0.58%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Small Cap Stock Index Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
Aerospace & Defense	2.9%
Air Freight & Logistics	0.5
Airlines	0.3
Auto Components	0.2
Automobiles	0.1
Beverages	0.2
Biotechnology	1.2
Building Products	0.9
Capital Markets	1.0
Chemicals	1.7
Commercial Banks	6.4
Commercial Services & Supplies	2.3
Communications Equipment	2.0
Computers & Peripherals	0.9
Construction & Engineering	0.8
Construction Materials	0.5
Consumer Finance	0.8
Containers & Packaging	0.1
Distributors	0.5
Diversified Consumer Services	1.4
Diversified Financial Services	0.3
Diversified Telecommunication Services	0.3
Electric Utilities	1.0
Electrical Equipment	1.8
Electronic Equipment, Instruments & Components	3.5
Energy Equipment & Services	2.9
Food & Staples Retailing	1.1
Food Products	1.7
Gas Utilities	2.0
Health Care Equipment & Supplies	4.0
Health Care Providers & Services	5.4
Health Care Technology	0.9
Hotels, Restaurants & Leisure	3.1
Household Durables	0.9
Household Products	0.3
Industrial Conglomerates	0.2
Insurance	2.7
Internet & Catalog Retail	0.7
Internet Software & Services	0.8
IT Services	1.9
Leisure Equipment & Products	1.4
Life Sciences Tools & Services	0.8
Machinery	3.7
Media	0.9
Metals & Mining	0.7
Multi-Utilities	0.7
Multiline Retail	0.1
Oil, Gas & Consumable Fuels	2.1
Paper & Forest Products	0.7
Personal Products	0.1
Pharmaceuticals	1.1
Professional Services	0.8
Real Estate Investment Trusts (REITs)	7.1
Real Estate Management & Development	0.2
Road & Rail	0.9
Semiconductors & Semiconductor Equipment	5.4
Software	3.4
Specialty Retail	4.0
Textiles, Apparel & Luxury Goods	2.9
Thrifts & Mortgage Finance	0.4
Tobacco	0.1
Trading Companies & Distributors	0.4
Water Utilities	0.1
Wireless Telecommunication Services	0.2
Investment Companies	1.6

100.0%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.4%):
Aerospace & Defense (2.9%):
14,850	AAR Corp.*	$248,589
5,597	Aerovironment, Inc.*	121,623
3,396	American Science & Engineering, Inc.	258,809
5,020	Applied Signal Technology, Inc.	98,643
9,565	Ceradyne, Inc.*	204,404
5,842	Cubic Corp.	212,532
17,371	Curtiss-Wright Corp.	504,454
11,372	Esterline Technologies Corp.*	539,601
19,019	Gencorp, Inc.*	83,303
17,183	Moog, Inc., Class A*	553,808
21,954	Orbital Sciences Corp.*	346,215
6,230	Stanley, Inc.*	232,877
13,720	Teledyne Technologies, Inc.*	529,318
6,321	Triumph Group, Inc.	421,168

		4,355,344

Air Freight & Logistics (0.5%):
11,009	Forward Air Corp.	299,995
14,320	HUB Group, Inc., Class A*	429,743

		729,738

Airlines (0.3%):
5,713	Allegiant Travel Co.	243,888
21,263	SkyWest, Inc.	259,834

		503,722

Auto Components (0.2%):
7,076	Drew Industries, Inc.*	142,935
12,461	Spartan Motors, Inc.	52,336
6,928	Standard Motor Products, Inc.	55,909
8,776	Superior Industries International, Inc.	117,950

		369,130

Automobiles (0.1%):
10,855	Winnebago Industries, Inc.*	107,899

Beverages (0.2%):
3,758	Boston Beer Co., Inc. (The), Class A*	253,477

Biotechnology (1.2%):
10,624	ArQule, Inc.*	45,683
22,013	Cubist Pharmaceuticals, Inc.*	453,468
6,253	Emergent Biosolutions, Inc.*	102,174
12,570	Martek Biosciences Corp.*	298,035
24,509	Regeneron Pharmaceuticals, Inc.*	547,041
25,757	Savient Pharmaceuticals, Inc.*	324,538

		1,770,939

Building Products (0.9%):
4,688	AAON, Inc.	109,277
10,569	Apogee Enterprises, Inc.	114,462
11,354	Gibraltar Industries, Inc.*	114,676
16,568	Griffon Corp.*	183,242
6,825	NCI Building Systems, Inc.*	57,125
14,294	Quanex Building Products Corp.	247,143
14,604	Simpson Manufacturing Co., Inc.	358,528
7,301	Universal Forest Products, Inc.	221,294

		1,405,747

Capital Markets (1.0%):
16,571	Investment Technology Group, Inc.*	266,130
16,146	Labranche & Co., Inc.*	69,105
16,161	OptionsXpress Holdings, Inc.*	254,374
6,544	Piper Jaffray Cos., Inc.*	210,848
13,434	Stifel Financial Corp.*	582,901
11,048	SWS Group, Inc.	104,956
12,062	Tradestation Group, Inc.*	81,419

		1,569,733

Chemicals (1.7%):
7,749	American Vanguard Corp.	61,450
9,541	Arch Chemicals, Inc.	293,290
10,773	Balchem Corp.	269,325
21,178	Calgon Carbon Corp.*	280,397
18,554	H.B. Fuller Co.	352,341
6,442	LSB Industries, Inc.*	85,743
11,620	OM Group, Inc.*	277,253
4,234	Penford Corp.*	27,436
35,190	PolyOne Corp.*	296,300
4,303	Quaker Chemical Corp.	116,568
12,008	Schulman, Inc.	227,672
2,917	Stepan Co.	199,610
8,346	Zep, Inc.	145,554

		2,632,939

Commercial Banks (6.4%):
5,008	Bank of the Ozarks, Inc.	177,634
27,790	Boston Private Financial Holdings, Inc.	178,690
6,045	City Holding Co.	168,535
14,840	Columbia Banking System, Inc.	270,978
12,611	Community Bank System, Inc.	277,820
56,031	East West Bancorp, Inc.	854,473
28,836	First Bancorp*	15,283
29,472	First Commonwealth Financial Corp.	154,728
18,913	First Financial Bancorp	282,749
7,902	First Financial Bankshares, Inc.	380,007
28,085	First Midwest Bancorp, Inc.	341,514
27,106	Glacier Bancorp, Inc.	397,645
10,762	Hancock Holding Co.	359,020
19,371	Hanmi Financial Corp.*	24,407
8,096	Home Bancshares, Inc.	184,670
8,019	Independent Bank Corp.	197,909
12,738	Nara Bancorp, Inc.*	107,381
47,869	National Penn Bancshares, Inc.	287,693
13,108	NBT Bancorp, Inc.	267,665

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Commercial Banks, continued

33,065	Old National Bancorp	$342,553
12,576	Pinnacle Financial Partners, Inc.*	161,602
22,318	PrivateBancorp, Inc.	247,283
9,110	S & T Bancorp, Inc.	180,014
15,489	Signature Bank*	588,737
5,824	Simmons First National Corp., Class A	152,938
80,994	South Financial Group, Inc. (The)	22,071
10,076	Sterling Bancorp	90,684
38,578	Sterling Bancshares, Inc.	181,702
48,880	Susquehanna Bancshares, Inc.	407,170
2,894	Tompkins Financial Corp.	109,248
11,280	UMB Financial Corp.	401,117
43,372	Umpqua Holdings Corp.	497,911
14,522	United Bankshares, Inc.	347,657
31,083	United Community Banks, Inc.*	122,778
36,579	Whitney Holding Corp.	338,356
7,349	Wilshire Bancorp, Inc.	64,304
11,717	Wintrust Financial Corp.	390,645

		9,575,571

Commercial Services & Supplies (2.3%):
17,748	ABM Industries, Inc.	371,821
7,488	ATC Technology Corp.*	120,706
15,133	Bowne & Co., Inc.	169,792
4,299	Consolidated Graphics, Inc.*	185,889
7,131	G & K Services, Inc., Class A	147,255
18,554	Geo Group, Inc. (The)*	384,995
16,507	Healthcare Services Group, Inc.	312,808
21,282	Interface, Inc.	228,569
13,678	Mobile Mini, Inc.*	222,678
4,793	Standard Register Co. (The)	15,050
15,366	Sykes Enterprises, Inc.*	218,658
23,376	Tetra Tech, Inc.*	458,403
9,206	United Stationers, Inc.*	501,451
7,721	Viad Corp.	136,276

		3,474,351

Communications Equipment (2.0%):
48,247	Arris Group, Inc.*	491,637
4,283	Bel Fuse, Inc., Class B	70,712
6,605	Black Box Corp.	184,213
16,079	Blue Coat Systems, Inc.*	328,494
10,748	Comtech Telecommunications Corp.*	321,688
9,342	Digi International, Inc.*	77,258
5,763	EMS Technologies, Inc.*	86,560
37,154	Harmonic, Inc.*	202,118
13,226	NETGEAR, Inc.*	235,952
11,183	Network Equipment Technologies, Inc.*	39,029
7,030	PC-Tel, Inc.*	35,431
16,184	Symmetricom, Inc.*	82,377
25,996	Tekelec*	344,187
4,793	Tollgrade Communications, Inc.*	30,196
15,177	ViaSat, Inc.*	494,163

		3,024,015

Computers & Peripherals (0.9%):
44,921	ADPT Corp.*	129,822
10,978	Avid Technology, Inc.*	139,750
8,612	Compellent Technologies, Inc.*	104,377
8,787	Hutchinson Technology, Inc.*	38,048
18,574	Intermec, Inc.*	190,384
8,652	Intevac, Inc.*	92,317
2,618	NCI, Inc., Class A*	59,114
11,660	Novatel Wireless, Inc.*	66,928
7,765	Stratasys, Inc.*	190,708
12,902	Synaptics, Inc.*	354,805

		1,366,253

Construction & Engineering (0.8%):
14,199	Comfort Systems USA, Inc.	137,162
14,878	Dycom Industries, Inc.*	127,207
25,115	Emcor Group, Inc.*	581,915
14,890	Insituform Technologies, Inc.*	304,947

		1,151,231

Construction Materials (0.5%):
16,534	Eagle Materials, Inc.	428,726
22,633	Headwaters, Inc.*	64,278
10,539	Texas Industries, Inc.	311,322

		804,326

Consumer Finance (0.8%):
11,192	Cash America International, Inc.	383,550
18,499	EZCORP, Inc., Class A*	343,157
10,144	First Cash Financial Services, Inc.*	221,139
3,276	Rewards Network, Inc.	44,783
5,962	World Acceptance Corp.*	228,404

		1,221,033

Containers & Packaging (0.1%):
10,704	Myers Industries, Inc.	86,595

Distributors (0.5%):
6,950	Audiovox Corp., Class A*	51,083
12,272	Watsco, Inc.	710,794

		761,877

Diversified Consumer Services (1.4%):
6,931	American Public Education*	302,885
5,550	Capella Education Co.*	451,492
12,051	Coinstar, Inc.*	517,831
23,585	Hillenbrand, Inc.	504,483
2,540	Pre-paid Legal Services, Inc.*	115,545
7,842	Universal Technical Institute, Inc.*	185,385

		2,077,621

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Diversified Financial Services (0.3%):
6,394	Portfolio Recovery Associates, Inc.*	$426,991

Diversified Telecommunication Services (0.3%):
10,152	Cbeyond, Inc.*	126,900
16,893	General Communication, Inc., Class A*	128,218
12,702	Neutral Tandem, Inc.*	142,897

		398,015

Electric Utilities (1.0%):
11,420	ALLETE, Inc.	391,021
4,578	Central Vermont Public Service Corp.	90,370
16,614	El Paso Electric Co.*	321,481
11,402	UIL Holdings Corp.	285,392
13,665	Unisource Energy Corp.	412,409

		1,500,673

Electrical Equipment (1.8%):
8,680	A.O. Smith Corp.	418,289
4,755	AZZ, Inc.	174,842
15,974	Baldor Electric Co.	576,342
17,781	Belden CDT, Inc.	391,182
19,886	Brady Corp., Class A	495,559
7,096	Encore Wire Corp.	129,076
9,818	II-VI, Inc.*	290,908
3,289	Powell Industries, Inc.*	89,921
7,429	Vicor Corp.*	92,788

		2,658,907

Electronic Equipment, Instruments & Components (3.5%):
7,669	Agilysys, Inc.	51,306
10,770	Anixter International, Inc.*	458,802
23,879	Benchmark Electronics, Inc.*	378,482
26,448	Brightpoint, Inc.*	185,136
15,094	Checkpoint Systems, Inc.*	262,032
17,639	Cogent, Inc.*	158,927
15,075	Cognex Corp.	265,018
12,861	CTS Corp.	118,836
12,919	Daktronics, Inc.	96,893
6,635	DTS, Inc.*	218,092
10,611	Electro Scientific Industries, Inc.*	141,763
6,238	Faro Technologies, Inc.*	116,713
9,175	Gerber Scientific, Inc.*	49,086
17,667	Insight Enterprises, Inc.*	232,498
5,113	Keithley Instruments, Inc.	45,148
8,277	Littlelfuse, Inc.*	261,636
6,790	LoJack Corp.*	25,055
8,903	Mercury Computer Systems, Inc.*	104,432
14,013	Methode Electronics, Inc.	136,487
6,252	MTS Systems Corp.	181,308
14,169	Newport Corp.*	128,371
6,909	OSI Systems, Inc.*	191,863
7,741	Park Electrochemical Corp.	188,958
15,212	Plexus Corp.*	406,769
9,215	RadiSys Corp.*	87,727
6,046	Rogers Corp.*	167,897
10,250	ScanSource, Inc.*	255,532
7,935	SYNNEX Corp.*	203,295
15,577	Technitrol, Inc.	49,223
16,320	TTM Technologies, Inc.*	155,040

		5,322,325

Energy Equipment & Services (2.9%):
8,627	Basic Energy Services, Inc.*	66,428
13,615	Bristow Group, Inc.*	400,281
7,287	CARBO Ceramics, Inc.	526,049
11,461	Dril-Quip, Inc.*	504,513
5,287	Gulf Island Fabrication, Inc.	82,054
8,943	Hornbeck Offshore Services, Inc.*	130,568
48,261	ION Geophysical Corp.*	167,948
11,372	Lufkin Industries, Inc.	443,394
9,878	Matrix Service Co.*	91,964
18,978	Oil States International, Inc.*	751,149
20,221	Pioneer Drilling Co.*	114,653
8,543	Seacor Holdings, Inc.*	603,649
4,307	Seahawk Drilling, Inc.*	41,864
6,961	Superior Well Services, Inc.*	116,388
28,770	TETRA Technologies, Inc.*	261,232

		4,302,134

Food & Staples Retailing (1.1%):
6,902	Andersons, Inc. (The)	224,936
19,284	Casey’s General Stores, Inc.	673,012
10,445	Great Atlantic & Pacific Tea Co., Inc.*	40,736
4,821	Nash Finch Co.	164,685
8,482	Spartan Stores, Inc.	116,373
16,422	United Natural Foods, Inc.*	490,689

		1,710,431

Food Products (1.7%):
4,846	Cal-Maine Foods, Inc.	154,733
4,394	Calavo Growers, Inc.	78,916
31,082	Darling International, Inc.*	233,426
8,234	Diamond Foods, Inc.	338,418
15,543	Hain Celestial Group, Inc.*	313,502
5,340	J & J Snack Foods Corp.	224,814
12,078	Lance, Inc.	199,166
7,437	Sanderson Farms, Inc.	377,353
13,197	TreeHouse Foods, Inc.*	602,575

		2,522,903

Gas Utilities (2.0%):
8,475	Laclede Group, Inc. (The)	280,777
15,641	New Jersey Resources Corp.	550,563
10,062	Northwest Natural Gas Co.	438,401

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Gas Utilities, continued

27,205	Piedmont Natural Gas Co., Inc.	$688,287
11,364	South Jersey Industries, Inc.	488,197
17,233	Southwest Gas Corp.	508,374

		2,954,599

Health Care Equipment & Supplies (4.0%):
8,348	Abaxis, Inc.*	178,898
24,554	Align Technology, Inc.*	365,118
28,549	American Medical Systems Holdings, Inc.*	631,504
4,916	Analogic Corp.	223,727
4,772	Cantel Medical Corp.	79,692
10,990	CONMED Corp.*	204,744
17,660	Cooper Companies, Inc.	702,691
10,704	CryoLife, Inc.*	57,694
9,109	Cyberonics, Inc.*	215,701
8,707	Greatbatch, Inc.*	194,253
9,712	Haemonetics Corp.*	519,786
4,461	ICU Medical, Inc.*	143,510
7,958	Integra LifeSciences Holdings*	294,446
12,328	Invacare Corp.	255,683
3,584	Kensey Nash Corp.*	84,977
15,466	Meridian Bioscience, Inc.	262,922
10,794	Merit Medical Systems, Inc.*	173,460
10,909	Natus Medical, Inc.*	177,708
8,533	Neogen Corp.*	222,285
6,790	Osteotech, Inc.*	21,524
7,235	Palomar Medical Technologies, Inc.*	80,960
6,501	Surmodics, Inc.*	106,681
13,524	Symmetry Medical, Inc.*	142,543
12,626	West Pharmaceutical Services, Inc.	460,723
8,056	ZOLL Medical Corp.*	218,318

		6,019,548

Health Care Providers & Services (5.4%):
4,229	Air Methods Corp.*	125,813
3,130	Almost Family, Inc.*	109,331
10,875	Amedisys, Inc.*	478,174
19,611	AMERIGROUP Corp.*	636,965
12,302	AMN Healthcare Services, Inc.*	92,019
11,673	AmSurg Corp.*	208,013
8,963	Bio-Reference Laboratories, Inc.*	198,710
14,796	Catalyst Health Solutions, Inc.*	510,462
18,584	Centene Corp.*	399,556
8,671	Chemed Corp.	473,783
2,692	CorVel Corp.*	90,963
11,663	Cross Country Healthcare, Inc.*	104,850
6,487	Genoptix, Inc.*	111,576
11,236	Gentiva Health Services, Inc.*	303,484
12,031	Hanger Orthopedic Group, Inc.*	216,077
18,536	Healthspring, Inc.*	287,493
12,931	Healthways, Inc.*	154,138
10,305	HMS Holdings Corp.*	558,737
12,864	Inventiv Health, Inc.*	329,318
5,146	IPC The Hospitalist Co.*	129,165
3,534	Landauer, Inc.	215,150
7,030	LCA-Vision, Inc.*	38,946
5,825	LHC Group, Inc.*	161,644
12,562	Magellan Health Services, Inc.*	456,252
7,052	MedCath Corp.*	55,429
5,007	Molina Healthcare, Inc.*	144,202
4,684	MWI Veterinary Supply, Inc.*	235,418
12,789	Odyssey Healthcare, Inc.*	341,722
11,487	PharMerica Corp.*	168,399
21,545	PSS World Medical, Inc.*	455,677
9,327	RehabCare Group, Inc.*	203,142
9,558	Res-Care, Inc.*	92,330

		8,086,938

Health Care Technology (0.9%):
3,681	Computer Programs & Systems, Inc.	150,627
21,772	Eclipsys Corp.*	388,412
12,212	Omnicell, Inc.*	142,758
16,678	Phase Forward, Inc.*	278,189
7,221	Quality Systems, Inc.	418,746

		1,378,732

Hotels, Restaurants & Leisure (3.1%):
457	Biglari Holdings, Inc.*	131,113
8,175	BJ’s Restaurants, Inc.*	192,930
6,824	Buffalo Wild Wings, Inc.*	249,622
9,310	California Pizza Kitchen, Inc.*	141,047
8,348	CEC Entertainment, Inc.*	294,350
20,870	CKE Restaurants, Inc.	261,501
8,881	Cracker Barrel Old Country Store, Inc.	413,499
5,911	DineEquity, Inc.*	165,035
15,234	Interval Leisure Group, Inc.*	189,663
20,847	Jack in the Box, Inc.*	405,474
3,036	Landry’s Restaurants, Inc.*	74,261
7,740	Marcus Corp.	73,220
4,234	Monarch Casino & Resort, Inc.*	42,890
10,225	Multimedia Games, Inc.*	46,013
7,110	O’Charley’s, Inc.*	37,683
8,827	P.F. Chang’s China Bistro, Inc.	349,991
7,977	Papa John’s International, Inc.*	184,428
5,039	Peet’s Coffee & Tea, Inc.*	197,882
22,752	Pinnacle Entertainment, Inc.*	215,234
5,889	Red Robin Gourmet Burgers*	101,055
24,335	Ruby Tuesday, Inc.*	206,848
10,789	Ruth’s Hospitality Group, Inc.*	45,098
20,234	Shuffle Master, Inc.*	162,074

6

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued

23,078	Sonic Corp.*	$178,855
19,871	Texas Roadhouse, Inc.*	250,772

		4,610,538

Household Durables (0.9%):
2,255	Blyth, Inc.	76,828
9,794	Ethan Allen Interiors, Inc.	137,018
11,561	Helen of Troy, Ltd.*	255,036
8,288	Kid Brands, Inc.*	58,265
19,431	La-Z-Boy, Inc.*	144,372
7,030	M/I Homes, Inc.*	67,769
12,295	Meritage Corp.*	200,163
1,809	National Presto Industries, Inc.	167,984
2,557	Skyline Corp.	46,051
38,170	Standard-Pacific Corp.*	127,106
5,193	Universal Electronics, Inc.*	86,359

		1,366,951

Household Products (0.3%):
24,286	Central Garden & Pet Co., Class A*	217,845
6,264	WD-40 Co.	209,218

		427,063

Industrial Conglomerates (0.2%):
4,812	Standex International Corp.	121,984
8,041	Tredegar, Inc.	131,229

		253,213

Insurance (2.7%):
3,185	American Physicians Capital, Inc.	98,257
7,103	Amerisafe, Inc.*	124,658
18,143	Delphi Financial Group, Inc., Class A	442,871
8,925	eHealth, Inc.*	101,477
16,153	Employers Holdings, Inc.	237,934
14,824	Horace Mann Educators Corp.	226,807
5,000	Infinity Property & Casualty Corp.	230,900
16,170	National Financial Partners Corp.*	157,981
4,896	Navigators Group, Inc.*	201,372
7,829	Presidential Life Corp.	71,244
12,311	ProAssurance Corp.*	698,772
6,563	RLI Corp.	344,623
5,807	Safety Insurance Group, Inc.	214,975
20,225	Selective Insurance Group, Inc.	300,544
6,890	Stewart Information Services Corp.	62,148
17,041	Tower Group, Inc.	366,893
8,339	United Fire & Casualty Co.	165,279

		4,046,735

Internet & Catalog Retail (0.7%):
5,479	Blue Nile, Inc.*	257,951
15,223	HSN, Inc.*	365,352
11,855	Nutri/System, Inc.	271,954
8,593	PetMed Express, Inc.	152,955
3,974	Stamps.com, Inc.*	40,734

		1,088,946

Internet Software & Services (0.8%):
9,406	comScore, Inc.*	154,917
15,336	DealerTrack Holdings, Inc.*	252,277
13,662	InfoSpace, Inc.*	102,738
17,126	J2 Global Communications, Inc.*	374,032
11,263	Knot, Inc. (The)*	87,626
11,669	Perficient, Inc.*	103,971
32,969	United Online, Inc.	189,902

		1,265,463

IT Services (1.9%):
11,496	CACI International, Inc., Class A*	488,350
26,120	CIBER, Inc.*	72,352
12,872	CSG Systems International, Inc.*	235,944
26,723	CyberSource Corp.*	682,238
5,582	Forrester Research, Inc.*	168,911
14,448	Heartland Payment Systems, Inc.	214,408
6,564	Integral Systems, Inc.*	41,681
6,618	Maximus, Inc.	382,984
4,474	StarTek, Inc.*	17,449
12,087	TeleTech Holdings, Inc.*	155,802
14,620	Wright Express Corp.*	434,214

		2,894,333

Leisure Equipment & Products (1.4%):
4,554	Arctic Cat, Inc.*	41,487
33,531	Brunswick Corp.	416,790
24,242	Callaway Golf Co.	146,422
10,505	JAKKS Pacific, Inc.*	151,062
7,749	Nautilus Group, Inc. (The)*	11,778
12,543	Polaris Industries, Inc.	685,099
18,739	Pool Corp.	410,759
8,151	RC2 Corp.*	131,312
7,409	Sturm, Ruger & Co., Inc.	106,171

		2,100,880

Life Sciences Tools & Services (0.8%):
11,024	Cambrex Corp.*	34,726
6,675	Dionex Corp.*	497,021
12,621	Enzo Biochem, Inc.*	51,367
15,889	eResearch Technology, Inc.*	125,205
5,592	Kendle International, Inc.*	64,420
22,131	PAREXEL International Corp.*	479,800

		1,252,539

Machinery (3.7%):
25,727	Actuant Corp., Class A	484,439
10,334	Albany International Corp., Class A	167,308
7,476	Astec Industries, Inc.*	207,310

7

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Machinery, continued

5,642	Badger Meter, Inc.	$218,289
16,518	Barnes Group, Inc.	270,730
18,990	Briggs & Stratton Corp.	323,210
3,434	Cascade Corp.	122,285
6,555	CIRCOR International, Inc.	167,677
19,101	CLARCOR, Inc.	678,468
7,714	Enpro Industries, Inc.*	217,149
10,061	ESCO Technologies, Inc.	259,071
23,435	Federal Signal Corp.	141,547
10,651	John Bean Technologies Corp.	162,428
12,669	Kaydon Corp.	416,303
4,699	Lindsay Corp.	148,911
6,391	Lydall, Inc.*	48,827
14,297	Mueller Industries, Inc.	351,706
12,526	Robbins & Myers, Inc.	272,315
12,328	Toro Co.	605,551
11,162	Watts Water Technologies, Inc., Class A	319,903

		5,583,427

Media (0.9%):
10,123	Arbitron, Inc.	259,453
9,321	DG FastChannel, Inc.*	303,678
11,377	Dolan Co. (The)*	126,512
11,302	E.W. Scripps Co. (The), Class A*	84,200
54,336	Live Nation, Inc.*	567,811

		1,341,654

Metals & Mining (0.7%):
6,311	A.M. Castle & Co.*	87,660
9,408	AMCOL International Corp.	221,088
7,598	Brush Engineered Materials, Inc.*	151,808
21,657	Century Aluminum Co.*	191,231
3,409	Olympic Steel, Inc.	78,305
11,428	RTI International Metals, Inc.*	275,529

		1,005,621

Multi-Utilities (0.7%):
20,801	Avista Corp.	406,243
6,028	CH Energy Group, Inc.	236,539
13,720	NorthWestern Corp.	359,464

		1,002,246

Multiline Retail (0.1%):
15,053	Fred’s, Inc.	166,486
11,822	Tuesday Morning Corp.*	47,170

		213,656

Oil, Gas & Consumable Fuels (2.1%):
16,522	Holly Corp.	439,155
17,235	Penn Virginia Corp.	346,596
7,205	Petroleum Development Corp.*	184,592
19,804	PetroQuest Energy, Inc.*	133,875
23,817	SM Energy Co.	956,491
15,889	Stone Energy Corp.*	177,321
14,326	Swift Energy Co.*	385,512
22,499	World Fuel Services Corp.	583,624

		3,207,166

Paper & Forest Products (0.7%):
14,868	Buckeye Technologies, Inc.*	147,937
4,381	Clearwater Paper Corp.*	239,903
4,028	Deltic Timber Corp.	168,370
5,512	Neenah Paper, Inc.	100,870
6,926	Schweitzer-Mauduit International, Inc.	349,417
18,427	Wausau Paper Corp.*	124,751

		1,131,248

Personal Products (0.1%):
5,832	Mannatech, Inc.*	11,606
5,073	Medifast, Inc.*	131,441

		143,047

Pharmaceuticals (1.1%):
3,586	Hi-Tech Pharmacal Co., Inc.*	82,155
13,301	Par Pharmaceutical Cos., Inc.*	345,294
21,570	Salix Pharmaceuticals, Inc.*	841,877
29,528	ViroPharma, Inc.*	331,009

		1,600,335

Professional Services (0.8%):
8,614	Administaff, Inc.	208,114
4,873	CDI Corp.	75,678
5,257	Exponent, Inc.*	172,009
6,628	Heidrick & Struggles International, Inc.	151,251
9,986	Kelly Services, Inc., Class A*	148,492
13,739	On Assignment, Inc.*	69,107
6,203	School Specialty, Inc.*	112,088
19,272	SFN Group, Inc.*	105,225
16,604	Trueblue, Inc.*	185,799
4,554	Volt Information Sciences, Inc.*	38,254

		1,266,017

Real Estate Investment Trusts (REITs) (7.1%):
15,265	Acadia Realty Trust	256,757
43,024	BioMed Realty Trust, Inc.	692,256
20,907	Cedar Shopping Centers, Inc.	125,860
26,559	Colonial Properties Trust	385,902
58,684	DiamondRock Hospitality, Co.	482,383
10,214	EastGroup Properties, Inc.	363,414
17,606	Entertainment Properties Trust	670,260
33,057	Extra Space Storage, Inc.	459,492
25,730	Franklin Street Properties Corp.	303,871
23,695	Healthcare Realty Trust, Inc.	520,579
13,785	Home Properties, Inc.	621,290

8

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued

27,076	Inland Real Estate Corp.	$214,442
19,845	Kilroy Realty Corp.	589,992
23,530	Kite Realty Group Trust	98,355
26,511	LaSalle Hotel Properties	545,331
42,465	Lexington Corporate Properties Trust	255,215
8,999	LTC Properties, Inc.	218,406
41,941	Medical Properties Trust, Inc.	395,923
11,435	Mid-America Apartment Communities, Inc.	588,560
31,553	National Retail Properties, Inc.	676,496
8,119	Parkway Properties, Inc.	118,294
18,601	Pennsylvania Real Estate Investment Trust	227,304
18,319	Post Properties, Inc.	416,391
6,866	PS Business Parks, Inc.	382,986
10,457	Sovran Self Storage, Inc.	360,035
15,328	Tanger Factory Outlet Centers, Inc.	634,273
8,068	Urstadt Biddle Properties, Inc., Class A	130,137

		10,734,204

Real Estate Management & Development (0.2%):
13,760	Forestar Group, Inc.*	247,130

Road & Rail (0.9%):
9,561	Arkansas Best Corp.	198,391
19,990	Heartland Express, Inc.	290,255
22,137	Knight Transportation, Inc.	448,053
10,604	Old Dominion Freight Line, Inc.*	372,624

		1,309,323

Semiconductors & Semiconductor Equipment (5.4%):
9,786	Actel Corp.*	125,456
12,749	Advanced Energy Industries, Inc.*	156,685
11,857	ATMI, Inc.*	173,586
24,893	Brooks Automation, Inc.*	192,423
8,972	Cabot Microelectronics Corp.*	310,341
9,104	Cohu, Inc.	110,431
11,408	Cymer, Inc.*	342,696
62,164	Cypress Semiconductor Corp.*	624,127
13,226	Diodes, Inc.*	209,897
8,627	DSP Group, Inc.*	55,127
16,390	Exar Corp.*	113,583
14,448	FEI Co.*	284,770
8,198	Hittite Microwave Corp.*	366,778
25,002	Kopin Corp.*	84,757
26,803	Kulicke & Soffa Industries, Inc.*	188,157
16,156	Micrel, Inc.	164,468
31,441	Microsemi Corp.*	459,982
19,064	MKS Instruments, Inc.*	356,878
9,531	Pericom Semiconductor Corp.*	91,498
11,548	Rudolph Technologies, Inc.*	87,187
10,457	Sigma Designs, Inc.*	104,675
66,953	Skyworks Solutions, Inc.*	1,124,141
8,399	Standard Microsystems Corp.*	195,529
4,992	Supertex, Inc.*	123,103
18,919	Tessera Technologies, Inc.*	303,650
58,501	TriQuint Semiconductor, Inc.*	357,441
9,202	Ultratech, Inc.*	149,717
28,249	Varian Semiconductor Equipment Associates, Inc.*	809,616
15,397	Veeco Instruments, Inc.*	527,809

		8,194,508

Software (3.4%):
16,992	Blackbaud, Inc.	369,916
16,284	Commvault Systems, Inc.*	366,390
16,448	Concur Technologies, Inc.*	702,001
11,819	Ebix, Inc.*	185,322
17,959	Epicor Software Corp.*	143,492
12,512	Epiq Systems, Inc.*	161,780
4,825	Interactive Intelligence, Inc.*	79,275
13,848	JDA Software Group, Inc.*	304,379
8,529	Manhattan Associates, Inc.*	234,974
3,453	MicroStrategy, Inc., Class A*	259,286
13,309	NetScout Systems, Inc.*	189,254
13,180	Phoenix Technology, Ltd.*	38,090
16,054	Progress Software Corp.*	482,102
10,696	Radiant Systems, Inc.*	154,664
11,613	Smith Micro Software, Inc.*	110,440
11,454	Sonic Solutions*	95,641
31,915	Take-Two Interactive Software, Inc.*	287,235
14,757	Taleo Corp., Class A, Class A*	358,447
25,288	THQ, Inc.*	109,244
10,421	Tyler Technologies, Inc.*	161,734
16,389	Websense, Inc.*	309,752

		5,103,418

Specialty Retail (4.0%):
8,429	Big 5 Sporting Goods Corp.	110,757
16,392	Brown Shoe Co., Inc.	248,831
9,661	Buckle, Inc. (The)	313,210
15,307	Cabela’s, Inc., Class A*	216,441
11,272	Cato Corp.	248,209
10,558	Children’s Place Retail Stores, Inc.*	464,763
13,493	Christopher & Banks Corp.	83,522
20,513	Finish Line, Inc. (The), Class A	285,746
9,156	Genesco, Inc.*	240,894
9,250	Group 1 Automotive, Inc.*	217,653
11,139	Gymboree Corp.*	475,747
7,003	Haverty Furniture Co., Inc.	86,067
10,846	Hibbett Sports, Inc.*	259,870
16,736	HOT Topic, Inc.	85,019
10,295	Jo-Ann Stores, Inc.*	386,165

9

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Specialty Retail, continued

6,955	Jos. A. Bank Clothiers, Inc.*	$375,500
7,799	Lithia Motors, Inc., Class A	48,198
5,858	Lumber Liquidators Holdings, Inc.*	136,667
8,431	MarineMax, Inc.*	58,511
19,864	Men’s Wearhouse, Inc. (The)	364,703
5,353	Midas, Inc.*	41,058
7,546	Monro Muffler Brake, Inc.	298,293
32,126	OfficeMax, Inc.*	419,566
17,553	Pep Boys — Manny, Moe & Jack	155,520
14,922	Sonic Automotive, Inc.*	127,732
14,337	Stage Store, Inc.	153,119
9,826	Stein Mart, Inc.*	61,216
8,947	Zale Corp.*	14,136
8,134	Zumiez, Inc.*	131,039

		6,108,152

Textiles, Apparel & Luxury Goods (2.9%):
22,499	Carter’s, Inc.*	590,599
32,531	Crocs, Inc.*	344,178
4,885	Deckers Outdoor Corp.*	697,920
27,348	Iconix Brand Group, Inc.*	392,991
10,120	K-Swiss, Inc., Class A*	113,648
35,756	Liz Claiborne, Inc.*	150,890
8,429	Maidenform Brands, Inc.*	171,614
6,710	Movado Group, Inc.*	71,663
5,273	Oxford Industries, Inc.	110,364
3,848	Perry Ellis International, Inc.*	77,730
48,484	Quiksilver Resources, Inc.*	179,391
12,978	Skechers U.S.A., Inc., Class A*	473,956
9,572	True Religion Apparel, Inc.*	211,254
5,414	UniFirst Corp.	238,324
6,237	Volcom, Inc.*	115,821
18,784	Wolverine World Wide, Inc.	473,732

		4,414,075

Thrifts & Mortgage Finance (0.4%):
17,081	Bank Mutual Corp.	97,020
22,247	Brookline Bancorp, Inc.	197,553
9,554	Dime Community Bancshares	117,801
28,790	TrustCo Bank Corp.	161,224

		573,598

Tobacco (0.1%):
33,543	Alliance One International, Inc.*	119,413

Trading Companies & Distributors (0.4%):
14,125	Applied Industrial Technologies, Inc.	357,645
9,716	Kaman Corp., Class A	214,918
1,519	Lawson Products, Inc.	25,793

		598,356

Water Utilities (0.1%):
6,991	American States Water Co.	231,682

Wireless Telecommunication Services (0.2%):
11,243	NTELOS Holdings Corp.	193,379
8,578	USA Mobility, Inc.	110,828

		304,207

Total Common Stocks (Cost $145,455,755)		148,262,881

Rights (0.0%):
Commercial Banks (0.0%):
19,371	Hanmi Financial Corp.*	1,162

Total Rights (Cost $14,410)		1,162

Investment Companies (1.6%):
2,454,892	Dreyfus Treasury Prime Cash Management, 0.00%(a)	2,454,892

Total Investment Companies (Cost $2,454,892)		2,454,892

Total Investment Securities (Cost $147,925,057)(b) — 100.0%		150,718,935
Net other assets (liabilities) — 0.0%		(23,231)

Net Assets — 100.0%		$150,695,704

Percentages indicated are based on net assets as of June 30, 2010.

*	Non-income producing security.

REIT—Real Estate Investment Trust

(a)	The rate represents the effective yield at June 30, 2010.

(b)	Cost for federal income tax purposes is $157,478,698. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$16,638,814
Unrealized depreciation	(23,398,577)

Net unrealized depreciation	$(6,759,763)

10

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2010:

Country	Percentage
Bermuda	0.2%
Puerto Rico	0.0%
United States	99.8%

100.0%

Futures Contracts

Cash of $255,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2010:

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)

Russell 2000 Index Mini September Futures	Long	9/10	42	$2,597,928	$(45,168)

11

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL Small Cap
Stock Index Fund

Assets:
Investment securities, at cost	$147,925,057

Investment securities, at value	$150,718,935
Segregated cash for collateral	255,000
Interest and dividends receivable	139,362
Receivable for investments sold	10,691
Prepaid expenses	1,322

Total Assets	151,125,310

Liabilities:
Cash overdraft	1,929
Payable for investments purchased	213,340
Payable for capital shares redeemed	117,185
Payable for variation margin on futures contracts	23,924
Manager fees payable	28,923
Administration fees payable	7,596
Distribution fees payable	32,718
Custodian fees payable	541
Administrative and compliance services fees payable	159
Trustee fees payable	479
Other accrued liabilities	2,812

Total Liabilities	429,606

Net Assets	$150,695,704

Net Assets Consist of:
Capital	$173,636,175
Accumulated net investment income/(loss)	1,460,569
Accumulated net realized gains/(losses) from investment transactions	(27,149,750)
Net unrealized appreciation/(depreciation) on investments	2,748,710

Net Assets	$150,695,704

Shares of beneficial interest (unlimited number of shares authorized, no par value)	19,210,408
Net Asset Value (offering and redemption price per share)	$7.84

12

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Statement of Operations
For the Six Months Ended June 30, 2010
(Unaudited)

AZL Small Cap
Stock Index Fund

Investment Income:
Dividends	$1,009,314

Total Investment Income	1,009,314

Expenses:
Manager fees	246,283
Administration fees	49,840
Distribution fees	236,810
Custodian fees	7,873
Administrative and compliance services fees	2,214
Trustees’ fees	7,006
Professional fees	12,428
Shareholder reports	15,341
Licensing fees	15,411
Other expenses	3,999

Total expenses before reductions	597,205
Less expenses contractually waived/reimbursed by the Manager	(47,803)

Net expenses	549,402

Net Investment Income/(Loss)	459,912

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(1,043,449)
Net realized gains/(losses) on futures transactions	385,639
Change in unrealized appreciation/(depreciation) on investments	3,909,825

Net Realized/Unrealized Gains/(Losses) on Investments	3,252,015

Change in Net Assets Resulting From Operations	$3,711,927

13

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Statements of Changes in Net Assets

	AZL Small
	Cap Stock Index Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2010	2009
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$459,912	$1,000,657
Net realized gains/(losses) on investment transactions	(657,810)	(8,979,275)
Change in unrealized appreciation/(depreciation) on investments	3,909,825	46,081,963

Change in net assets resulting from operations	3,711,927	38,103,345

Capital Transactions:
Proceeds from shares issued	20,722,673	64,648,161
Value of shares redeemed	(67,404,374)	(28,351,373)

Change in net assets resulting from capital transactions	(46,681,701)	36,296,788

Change in net assets	(42,969,774)	74,400,133
Net Assets:
Beginning of period	193,665,478	119,265,345

End of period	$150,695,704	$193,665,478

Accumulated net investment income/(loss)	$1,460,569	$1,000,657

Share Transactions:
Shares issued	2,472,691	10,051,646
Shares redeemed	(7,652,537)	(4,426,433)

Change in shares	(5,179,846)	5,625,213

14

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months				May 1, 2007 to
	Ended		Year Ended December 31,		December 31,
	June 30, 2010		2009	2008	2007(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$7.94		$6.36	$9.27	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.04		0.04	0.03	0.04
Net Realized and Unrealized Gains/(Losses) on Investments	(0.14	)(b)	1.54	(2.90)	(0.63)

Total from Investment Activities	(0.10)		1.58	(2.87)	(0.59)

Dividends to Shareholders From:
Net Investment Income	—		—	(0.03)	(0.05)
Net Realized Gains	—		—	(0.01)	(0.09)

Total Dividends	—		—	(0.04)	(0.14)

Net Asset Value, End of Period	$7.84		$7.94	$6.36	$9.27

Total Return(c) (d)	(1.26)%		24.84%	(30.94)%	(5.83)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$150,696		$193,665	$119,265	$22,061
Net Investment Income/(Loss)(e)	0.49%		0.68%	1.09%	0.73%
Expenses Before Reductions(e) (f)	0.63%		0.67%	0.77%	0.87%
Expenses Net of Reductions(e)	0.58%		0.58%	0.60%	0.58%
Portfolio Turnover Rate(d)	9.02%		24.67%	89.22%	19.08%

(a)	Period from commencement of operations.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating fair values during the period.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

15

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). These Notes to the Financial Statements are for the AZL Small Cap Stock Index Fund (the “Fund”). The Trust consists of 31 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco International Equity Fund (formerly AZL AIM International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund (formerly AZL Van Kampen Global Real Estate Fund)
•	AZL Morgan Stanley International Equity Fund (formerly AZL Van Kampen International Equity Fund)
•	AZL Morgan Stanley Mid Cap Growth Fund (formerly AZL Van Kampen Mid Cap Growth Fund)
•	AZL NACM International Growth Fund
•	AZL NFJ International Value Fund
•	AZL OCC Growth Fund
•	AZL OCC Opportunity Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Growth and Income Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. During the period ended June 30, 2010, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. During the period ended June 30, 2010, the Fund did not enter into any foreign currency exchange contracts.

Futures Contracts

The Fund may enter into futures contracts. The Fund uses futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $2.6 million as of June 30, 2010. The monthly average notional amount for these contracts was $3.3 million for the period ended June 30, 2010.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair value of Derivative Instruments as of June 30, 2010:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$(45,168)

*	Total Fair Value is presented by Primary Risk Exposure. For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2010:

Change in Unrealized
Appreciation
	Location of Gain (Loss)	Realized Gain (Loss)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Equity Contracts	Net realized gains/(losses) on futures transactions/change in unrealized appreciation/depreciation on investments	$385,639	$(116,410)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and BlackRock Investment Management LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. The annual expense limit of the Fund is 0.58%.

For the period ended June 30, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Small Cap Stock Index Fund	0.26%	0.58%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires	Expires	Expires	Expires
	12/31/2010	12/31/2011	12/31/2012	12/31/2013
AZL Small Cap Stock Index Fund	$42,556	$81,134	$139,199	$47,803

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $3,135 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Exchanged traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities and are typically categorized as Level 2 in the fair value hierarchy.

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Common Stocks+	$148,262,881	$—	$148,262,881
Rights+	1,162	—	1,162
Investment Companies	2,454,892	—	2,454,892

Total Investment Securities	150,718,935	—	150,718,935

Other Financial Instruments:*
Futures Contracts	(45,168)	—	(45,168)

Total Investments	$150,673,767	$—	$150,673,767

*	Other financial instruments would include any derivative instruments, such as futures, contracts and foreign currency contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

5. Security Purchases and Sales

For the period ended June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Small Cap Stock Index Fund	$16,753,548	$18,510,505

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of the latest tax year end December 31, 2009, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations.

	Expires	Expires
	12/31/2016	12/31/2017
AZL Small Cap Stock Index Fund	$7,145,963	$9,571,154

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $121,897 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2010.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2009 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Small Cap Stock Index Fund	$615,807	$15,574	$631,381

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

22

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

As of the latest tax year end December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Depreciation(b)	(Deficit)
AZL Small Cap Stock Index Fund	$1,000,657	$1,000,657	$(16,839,014)	$(10,814,041)	$(26,652,398)

(b)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

23

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

24

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL® Turner Quantitative
Small Cap Growth Fund
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Turner Quantitative Small Cap Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Turner Quantitative Small Cap Growth Fund	$1,000.00	$967.50	$5.90	1.21%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Turner Quantitative Small Cap Growth Fund	$1,000.00	$1,018.79	$6.06	1.21%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Turner Quantitative Small Cap Growth Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
Aerospace & Defense	0.7%
Air Freight & Logistics	0.8
Airlines	1.6
Auto Components	1.7
Automobiles	0.4
Biotechnology	4.7
Building Products	0.4
Capital Markets	1.3
Chemicals	1.5
Commercial Banks	2.2
Commercial Services & Supplies	5.7
Communications Equipment	3.8
Computers & Peripherals	0.9
Consumer Finance	0.6
Containers & Packaging	0.6
Diversified Consumer Services	0.8
Diversified Financial Services	0.6
Diversified Telecommunication Services	0.6
Electrical Equipment	2.9
Electronic Equipment, Instruments & Components	3.7
Energy Equipment & Services	0.9
Food & Staples Retailing	0.7
Food Products	1.8
Health Care Equipment & Supplies	7.9
Health Care Providers & Services	6.2
Health Care Technology	1.7
Hotels, Restaurants & Leisure	2.8
Internet Software & Services	1.9
IT Services	2.8
Leisure Equipment & Products	0.5
Life Sciences Tools & Services	1.9
Machinery	3.6
Media	0.6
Metals & Mining	1.5
Multi-Utilities	0.7
Multiline Retail	0.6
Oil, Gas & Consumable Fuels	4.3
Pharmaceuticals	1.5
Professional Services	0.4
Real Estate Investment Trusts (REITs)	0.6
Road & Rail	1.3
Semiconductors & Semiconductor Equipment	5.9
Software	5.5
Specialty Retail	3.6
Textiles, Apparel & Luxury Goods	2.7
Tobacco	0.7
Wireless Telecommunication Services	0.7
Investment Companies	1.9

100.7%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.8%):
Aerospace & Defense (0.7%):
9,700	Cubic Corp.	$352,886

Air Freight & Logistics (0.8%):
9,320	Atlas Air Worldwide Holdings, Inc.*	442,700

Airlines (1.6%):
12,850	Alaska Air Group, Inc.*	577,607
44,200	JetBlue Airways Corp.*	242,658

		820,265

Auto Components (1.7%):
22,970	Modine Manufacturing Co.*	176,410
17,430	Superior Industries International, Inc.	234,259
22,320	Tenneco, Inc.*	470,059

		880,728

Automobiles (0.4%):
8,580	Thor Industries, Inc.	203,775

Biotechnology (4.7%):
39,580	Alkermes, Inc.*	492,771
24,530	Cepheid, Inc.*	392,971
16,840	Cubist Pharmaceuticals, Inc.*	346,904
20,110	Martek Biosciences Corp.*	476,808
9,500	Onyx Pharmaceuticals, Inc.*	205,105
57,570	PDL BioPharma, Inc.	323,543
18,280	Theravance, Inc.*	229,780

		2,467,882

Building Products (0.4%):
3,780	Ameron International Corp.	228,047

Capital Markets (1.3%):
11,600	Cohen & Steers, Inc.	240,584
6,550	KBW, Inc.*	140,432
6,870	Stifel Financial Corp.*	298,089

		679,105

Chemicals (1.5%):
12,200	Arch Chemicals, Inc.	375,028
5,810	Koppers Holdings, Inc.	130,609
11,460	OM Group, Inc.*	273,435

		779,072

Commercial Banks (2.2%):
71,890	CapitalSource, Inc.	342,197
23,620	S & T Bancorp, Inc.	466,731
8,920	Signature Bank*	339,049

		1,147,977

Commercial Services & Supplies (5.7%):
10,730	Brink’s Co. (The)	204,192
31,610	Cenveo, Inc.*	173,539
5,800	Clean Harbors, Inc.*	385,178
12,960	G & K Services, Inc., Class A	267,624
17,370	Geo Group, Inc. (The)*	360,428
10,430	Mine Safety Appliances Co.	258,455
15,530	Rollins, Inc.	321,316
16,730	Tetra Tech, Inc.*	328,075
5,720	United Stationers, Inc.*	311,568
18,890	Viad Corp.	333,409

		2,943,784

Communications Equipment (3.8%):
13,770	ADTRAN, Inc.	375,508
30,440	Aruba Networks, Inc.*	433,465
28,720	Emulex Corp.*	263,649
14,630	InterDigital, Inc.*	361,215
11,820	NETGEAR, Inc.*	210,869
11,840	Riverbed Technology, Inc.*	327,021

		1,971,727

Computers & Peripherals (0.9%):
35,040	Netezza Corp.*	479,347

Consumer Finance (0.6%):
14,640	Dollar Financial Corp.*	289,726

Containers & Packaging (0.6%):
5,930	Rock-Tenn Co., Class A	294,543

Diversified Consumer Services (0.8%):
4,510	Coinstar, Inc.*	193,795
24,460	Corinthian Colleges, Inc.*	240,931

		434,726

Diversified Financial Services (0.6%):
5,070	Portfolio Recovery Associates, Inc.*	338,575

Diversified Telecommunication Services (0.6%):
28,560	Global Crossing, Ltd.*	301,879

Electrical Equipment (2.9%):
7,710	American Superconductor Corp.*	205,780
11,510	Baldor Electric Co.	415,280
20,240	GrafTech International, Ltd.*	295,909
26,800	Polypore International, Inc.*	609,432

		1,526,401

Electronic Equipment, Instruments & Components (3.7%):
4,640	Anixter International, Inc.*	197,664
20,700	AVX Corp.	265,374
12,100	Park Electrochemical Corp.	295,361
11,140	Plexus Corp.*	297,884
15,870	Rofin-Sinar Technologies, Inc.*	330,413
15,980	Sanmina-SCI Corp.*	217,488
12,790	SYNNEX Corp.*	327,680

		1,931,864

Energy Equipment & Services (0.9%):
33,020	RPC, Inc.	450,723

Food & Staples Retailing (0.7%):
12,370	United Natural Foods, Inc.*	369,616

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Food Products (1.8%):
13,090	Cal-Maine Foods, Inc.	$417,964
19,440	Chiquita Brands International, Inc.*	236,196
5,110	Sanderson Farms, Inc.	259,281

		913,441

Health Care Equipment & Supplies (7.9%):
24,610	Align Technology, Inc.*	365,951
16,730	American Medical Systems Holdings, Inc.*	370,068
16,150	Conceptus, Inc.*	251,617
10,960	Cooper Companies, Inc.	436,098
17,590	Cyberonics, Inc.*	416,531
4,530	Haemonetics Corp.*	242,446
21,530	Immucor, Inc.*	410,146
11,690	Masimo Corp.	278,339
20,610	Meridian Bioscience, Inc.	350,370
12,620	Sirona Dental Systems, Inc.*	439,681
6,850	STERIS Corp.	212,898
12,030	ZOLL Medical Corp.*	326,013

		4,100,158

Health Care Providers & Services (6.2%):
8,510	Amedisys, Inc.*	374,185
10,150	AMERIGROUP Corp.*	329,672
11,400	Catalyst Health Solutions, Inc.*	393,300
5,760	Chemed Corp.	314,726
10,560	HealthSouth Corp.*	197,578
19,950	Healthways, Inc.*	237,804
4,900	HMS Holdings Corp.*	265,678
16,900	Kindred Healthcare, Inc.*	216,996
19,420	PharMerica Corp.*	284,697
17,830	PSS World Medical, Inc.*	377,104
9,850	RehabCare Group, Inc.*	214,533

		3,206,273

Health Care Technology (1.7%):
9,680	MedAssets, Inc.*	223,414
27,560	Omnicell, Inc.*	322,176
5,930	Quality Systems, Inc.	343,881

		889,471

Hotels, Restaurants & Leisure (2.8%):
10,340	Bally Technologies, Inc.*	334,913
30,700	Boyd Gaming Corp.*	260,643
18,620	Jack in the Box, Inc.*	362,159
22,740	Sonic Corp.*	176,235
26,460	Texas Roadhouse, Inc.*	333,925

		1,467,875

Internet Software & Services (1.9%):
40,430	EarthLink, Inc.	321,823
13,580	Rackspace Hosting, Inc.*	249,057
41,400	ValueClick, Inc.*	442,566

		1,013,446

IT Services (2.8%):
18,490	Acxiom Corp.*	271,618
30,620	Convergys Corp.*	300,382
9,250	Gartner, Inc.*	215,063
12,350	NeuStar, Inc., Class A*	254,657
12,580	TeleTech Holdings, Inc.*	162,156
8,740	Wright Express Corp.*	259,578

		1,463,454

Leisure Equipment & Products (0.5%):
11,280	Pool Corp.	247,258

Life Sciences Tools & Services (1.9%):
51,170	Affymetrix, Inc.*	301,903
15,910	Bruker Corp.*	193,466
23,630	PAREXEL International Corp.*	512,298

		1,007,667

Machinery (3.6%):
26,360	Actuant Corp., Class A	496,359
19,000	Briggs & Stratton Corp.	323,380
8,170	Lindsay Corp.	258,907
7,080	Nordson Corp.	397,046
18,660	Robbins & Myers, Inc.	405,669

		1,881,361

Media (0.6%):
19,310	National CineMedia, Inc.	321,705

Metals & Mining (1.5%):
17,880	Allied Nevada Gold Corp.*	351,878
7,010	AMCOL International Corp.	164,735
6,700	Schnitzer Steel Industries, Inc.	262,640

		779,253

Multi-Utilities (0.7%):
9,150	CH Energy Group, Inc.	359,046

Multiline Retail (0.6%):
22,260	99 Cents Only Stores*	329,448

Oil, Gas & Consumable Fuels (4.3%):
8,610	Alliance Resource Partners LP	387,192
23,210	Brigham Exploration Co.*	356,970
19,160	James River Coal Co.*	305,027
8,340	Overseas Shipholding Group, Inc.	308,913
13,390	Penn Virginia Corp.	269,273
13,860	Rosetta Resources, Inc.*	274,567
12,420	World Fuel Services Corp.	322,175

		2,224,117

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Pharmaceuticals (1.5%):
20,440	Medicis Pharmaceutical Corp., Class A	$447,227
11,950	Par Pharmaceutical Cos., Inc.*	310,222

		757,449

Professional Services (0.4%):
10,960	Huron Consulting Group, Inc.*	212,734

Real Estate Investment Trusts (REITs) (0.6%):
12,090	DuPont Fabros Technology, Inc.	296,930

Road & Rail (1.3%):
6,870	AMERCO*	378,194
7,820	Genesee & Wyoming, Inc., Class A*	291,764

		669,958

Semiconductors & Semiconductor Equipment (5.9%):
61,380	Amkor Technology, Inc.*	338,204
40,790	Cirrus Logic, Inc.*	644,890
38,150	Fairchild Semiconductor International, Inc.*	320,842
14,010	Microsemi Corp.*	204,966
17,220	Monolithic Power Systems, Inc.*	307,549
63,520	RF Micro Devices, Inc.*	248,363
21,140	Semtech Corp.*	346,062
15,280	Standard Microsystems Corp.*	355,718
18,670	Tessera Technologies, Inc.*	299,654

		3,066,248

Software (5.5%):
8,670	Advent Software, Inc.*	407,143
16,080	Blackbaud, Inc.	350,062
11,680	Informatica Corp.*	278,918
13,390	Jack Henry & Associates, Inc.	319,753
26,100	Parametric Technology Corp.*	408,987
12,630	SuccessFactors, Inc.*	262,578
22,430	Synchronoss Technologies, Inc.*	425,497
34,540	TIBCO Software, Inc.*	416,553

		2,869,491

Specialty Retail (3.6%):
20,750	Ann Taylor Stores Corp.*	337,602
16,360	Barnes & Noble, Inc.	211,044
13,790	Jo-Ann Stores, Inc.*	517,263
6,040	Jos. A. Bank Clothiers, Inc.*	326,100
19,190	OfficeMax, Inc.*	250,621
23,030	Pep Boys — Manny, Moe & Jack	204,046

		1,846,676

Textiles, Apparel & Luxury Goods (2.7%):
4,210	Deckers Outdoor Corp.*	601,483
18,470	Jones Apparel Group, Inc.	292,749
5,740	Warnaco Group, Inc. (The)*	207,444
11,350	Wolverine World Wide, Inc.	286,247

		1,387,923

Tobacco (0.7%):
20,422	Vector Group, Ltd.	343,498

Wireless Telecommunication Services (0.7%):
17,650	Syniverse Holdings, Inc.*	360,942

Total Common Stocks (Cost $46,172,610)		51,351,170

Investment Companies (1.9%):
1,019,470	Dreyfus Treasury Prime Cash Management, 0.00%(a)	1,019,470

Total Investment Companies (Cost $1,019,470)		1,019,470

Total Investment Securities (Cost $47,192,080)(b) — 100.7%		52,370,640
Net other assets (liabilities) — (0.7)%		(385,242)

Net Assets — 100.0%		$51,985,398

Percentages indicated are based on net assets as of June 30, 2010.

*	Non-income producing security.

LP—Limited Partnership

REIT—Real Estate Investment Trust

(a)	The rate represents the effective yield at June 30, 2010.

(b)	Cost for federal income tax purposes is $47,312,159. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$8,382,786
Unrealized depreciation	(3,324,305)

Net unrealized appreciation	$5,058,481

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2010:

Country	Percentage
Bermuda	0.6%
United States	99.4%

100.0%

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL Turner
Quantitative
Small Cap
Growth Fund

Assets:
Investment securities, at cost	$47,192,080

Investment securities, at value	$52,370,640
Dividends receivable	15,200
Receivable for capital shares issued	46,806
Receivable for investments sold	1,668,599
Prepaid expenses	383

Total Assets	54,101,628

Liabilities:
Payable for investments purchased	2,051,384
Payable for capital shares redeemed	3,136
Manager fees payable	38,270
Administration fees payable	4,163
Distribution fees payable	11,256
Custodian fees payable	2,346
Administrative and compliance services fees payable	343
Trustee fees payable	1,029
Other accrued liabilities	4,303

Total Liabilities	2,116,230

Net Assets	$51,985,398

Net Assets Consist of:
Capital	$67,549,084
Accumulated net investment income/(loss)	(95,086)
Accumulated net realized gains/(losses) from investment transactions	(20,647,160)
Net unrealized appreciation/(depreciation) on investments	5,178,560

Net Assets	$51,985,398

Shares of beneficial interest (unlimited number of shares authorized, no par value)	6,979,233
Net Asset Value (offering and redemption price per share)	$7.45

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Statement of Operations
For the Six Months Ended June 30, 2010
(Unaudited)

AZL Turner
Quantitative
Small Cap
Growth Fund

Investment Income:
Dividends	$218,163

Total Investment Income	218,163

Expenses:
Manager fees	223,781
Administration fees	15,657
Distribution fees	65,818
Custodian fees	4,080
Administrative and compliance services fees	610
Trustees’ fees	1,938
Professional fees	3,271
Shareholder reports	2,963
Other expenses	1,136

Total expenses	319,254

Net Investment Income/(Loss)	(101,091)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	3,058,129
Change in unrealized appreciation/(depreciation) on investments	(5,512,282)

Net Realized/Unrealized Gains/(Losses) on Investments	(2,454,153)

Change in Net Assets Resulting From Operations	$(2,555,244)

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Statements of Changes in Net Assets

	AZL Turner Quantitative
	Small Cap Growth Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2010	2009
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$(101,091)	$(94,074)
Net realized gains/(losses) on investment transactions	3,058,129	(1,628,992)
Change in unrealized appreciation/(depreciation) on investments	(5,512,282)	14,174,293

Change in net assets resulting from operations	(2,555,244)	12,451,227

Dividends to Shareholders:
Capital Transactions:
Proceeds from shares issued	13,590,880	19,666,213
Value of shares redeemed	(6,507,725)	(20,896,901)

Change in net assets resulting from capital transactions	7,083,155	(1,230,688)

Change in net assets	4,527,911	11,220,539
Net Assets:
Beginning of period	47,457,487	36,236,948

End of period	$51,985,398	$47,457,487

Accumulated net investment income/(loss)	$(95,086)	$6,005

Share Transactions:
Shares issued	1,625,560	3,277,892
Shares redeemed	(808,569)	(3,302,925)

Change in shares	816,991	(25,033)

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months					April 29, 2005 to
	Ended	Year Ended December 31,				December 31,
	June 30, 2010	2009	2008	2007	2006	2005(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$7.70	$5.86	$12.90	$12.50	$11.23	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.01)	(0.02)	(0.04)	(0.08)	(0.03)	(0.01)
Net Realized and Unrealized Gains/ (Losses) on Investments	(0.24)	1.86	(4.96)	0.83	1.30	1.24

Total from Investment Activities	(0.25)	1.84	(5.00)	0.75	1.27	1.23

Dividends to Shareholders From:
Net Realized Gains	—	—	(2.04)	(0.35)	—	—

Total Dividends	—	—	(2.04)	(0.35)	—	—

Net Asset Value, End of Period	$7.45	$7.70	$5.86	$12.90	$12.50	$11.23

Total Return(b) (c)	(3.25)%	31.40%	(43.35)%	6.07%	11.31%	12.30%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$51,985	$47,457	$36,237	$62,425	$94,669	$45,548
Net Investment Income/(Loss)(d)	(0.38)%	(0.23)%	(0.54)%	(0.47)%	(0.23)%	(0.22)%
Expenses Before Reductions(d) (e)	1.21%	1.24%	1.26%	1.23%	1.24%	1.35%
Expenses Net of Reductions(d)	1.21%	1.24%	1.26%	1.23%	1.23%	1.35%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d) (f)	N/A	1.24%	1.26%	1.23%	1.24%	N/A
Portfolio Turnover Rate(c)	40.77%	172.64%	225.56%	239.53%	94.34%	83.87%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

10

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). These Notes to the Financial Statements are for the AZL Turner Quantitative Small Cap Growth Fund (the “Fund”). The Trust consists of 31 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco International Equity Fund (formerly AZL AIM International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund (formerly AZL Van Kampen Global Real Estate Fund)
•	AZL Morgan Stanley International Equity Fund (formerly AZL Van Kampen International Equity Fund)
•	AZL Morgan Stanley Mid Cap Growth Fund (formerly AZL Van Kampen Mid Cap Growth Fund)
•	AZL NACM International Growth Fund
•	AZL NFJ International Value Fund
•	AZL OCC Growth Fund
•	AZL OCC Opportunity Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Growth and Income Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. During the period ended June 30, 2010, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

The Fund did not enter into any derivative instruments during the period. The following is a description of derivative instruments that the Fund may utilize, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. During the period ended June 30, 2010, the Fund did not enter into any foreign currency exchange contracts.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Turner Investment Partners, Inc. (“Turner”), Turner provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. The annual expense limit of the Fund is 1.35%.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

For the period ended June 30, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Turner Quantitative Small Cap Growth Fund	0.85%	1.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $803 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities and are typically categorized as Level 2 in the fair value hierarchy.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Common Stocks+	$51,351,170	$—	$51,351,170
Investment Companies	1,019,470	—	1,019,470

Total Investment Securities	$52,370,640	$—	$52,370,640

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

5. Security Purchases and Sales

For the period ended June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Turner Quantitative Small Cap Growth Fund	$28,025,511	$20,989,478

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of the latest tax year end December 31, 2009, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires	Expires
	12/31/2016	12/31/2017
AZL Turner Quantitative Small Cap Growth Fund	$16,459,163	$7,142,425

The tax character of dividends paid to shareholders during the tax year ended December 31, 2009 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Turner Quantitative Small Cap Growth Fund	$4,812,577	$5,910,848	$10,723,425

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

As of the latest tax year end December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

	Accumulated		Total
	Capital and	Unrealized	Accumulated
	Other Losses	Appreciation(b)	Earnings (Deficit)
AZL Turner Quantitative Small Cap Growth Fund	$(23,601,588)	$10,593,146	$(13,008,442)

(b)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL® Van Kampen
Equity and Income Fund
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Approval of Subadvisory Agreement

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Van Kampen Equity and Income Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Van Kampen Equity and Income Fund	$1,000.00	$952.00	$4.99	1.03%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Van Kampen Equity and Income Fund	$1,000.00	$1,019.69	$5.16	1.03%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Van Kampen Equity and Income Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
Aerospace & Defense	0.3%
Air Freight & Logistics	0.4
Airlines	0.0
Auto Components	0.0
Automobiles	0.8
Beverages	0.6
Biotechnology	3.4
Building Products	0.0
Capital Markets	3.3
Chemicals	1.1
Commercial Banks	4.8
Commercial Services & Supplies	1.0
Communications Equipment	1.7
Computers & Peripherals	2.7
Consumer Finance	1.0
Diversified Consumer Services	8.0
Diversified Telecommunication Services	1.3
Electric Utilities	2.8
Electronic Equipment, Instruments & Components	0.9
Energy Equipment & Services	1.1
Food & Staples Retailing	2.5
Food Products	2.4
Gas Utilities	0.0
Health Care Equipment & Supplies	4.0
Hotels, Restaurants & Leisure	0.4
Household Durables	0.6
Household Products	0.1
Independent Power Producers & Energy Traders	0.0
Industrial Conglomerates	3.5
Insurance	3.3
Internet & Catalog Retail	0.7
Internet Software & Services	2.1
IT Services	1.2
Machinery	1.7
Media	6.0
Metals & Mining	1.1
Multiline Retail	0.0
Multi-Utilities	0.4
Office Electronics	0.0
Oil, Gas & Consumable Fuels	7.2
Personal Products	0.7
Pharmaceuticals	6.0
Professional Services	0.6
Real Estate Investment Trusts (REITs)	0.1
Real Estate Management & Development	0.0
Road & Rail	0.0
Semiconductors & Semiconductor Equipment	1.7
Software	0.8
Sovereign Bond	0.0
Specialty Retail	2.0
Thrifts & Mortgage Finance	0.1
Tobacco	0.1
Wireless Telecommunication Services	1.3
U.S. Government Agency Mortgages	0.8
U.S. Treasury Obligations	9.0
Investment Companies	4.4

100.0%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (61.6%):
Aerospace & Defense (0.3%):
13,056	General Dynamics Corp.	$764,559

Air Freight & Logistics (0.4%):
16,217	FedEx Corp.	1,136,974

Automobiles (0.7%):
98,936	Ford Motor Co.*	997,275
36,945	Harley-Davidson, Inc.	821,287

		1,818,562

Beverages (0.5%):
25,673	Coca-Cola Co. (The)	1,286,731

Biotechnology (0.8%):
41,310	Genzyme Corp.*	2,097,309

Capital Markets (1.8%):
165,799	Charles Schwab Corp.	2,351,030
86,878	Janus Capital Group, Inc.	771,477
45,592	State Street Corp.	1,541,921

		4,664,428

Chemicals (1.1%):
71,499	Dow Chemical Co. (The)	1,695,956
19,787	PPG Industries, Inc.	1,195,333

		2,891,289

Commercial Banks (3.5%):
54,568	BB&T Corp.	1,435,684
98,120	Fifth Third Bancorp	1,205,895
62,444	PNC Financial Services Group, Inc.	3,528,086
49,113	U.S. Bancorp	1,097,675
70,785	Wells Fargo & Co.	1,812,096

		9,079,436

Commercial Services & Supplies (0.7%):
30,497	Avery Dennison Corp.	979,869
37,330	Cintas Corp.	894,800

		1,874,669

Communications Equipment (0.9%):
107,513	Cisco Systems, Inc.*	2,291,102

Computers & Peripherals (1.8%):
151,124	Dell, Inc.*	1,822,555
69,567	Hewlett-Packard Co.	3,010,860

		4,833,415

Diversified Financial Services (5.4%):
289,987	Bank of America Corp.	4,167,113
458,680	Citigroup, Inc.*	1,724,637
223,955	JPMorgan Chase & Co.	8,198,993

		14,090,743

Diversified Telecommunication Services (0.6%):
57,011	Verizon Communications, Inc.	1,597,448

Electric Utilities (2.6%):
108,517	American Electric Power Co., Inc.	3,505,099
23,357	Edison International	740,884
18,064	Entergy Corp.	1,293,744
38,717	FirstEnergy Corp.	1,364,000

		6,903,727

Electronic Equipment, Instruments & Components (0.9%):
69,601	Tyco International, Ltd.	2,452,043

Energy Equipment & Services (0.8%):
35,688	Schlumberger, Ltd.	1,974,974

Food & Staples Retailing (2.4%):
66,093	SYSCO Corp.	1,888,277
63,221	Wal-Mart Stores, Inc.	3,039,034
51,653	Walgreen Co.	1,379,135

		6,306,446

Food Products (1.8%):
129,024	Kraft Foods, Inc., Class A	3,612,672
43,103	Unilever NV, New York Shares	1,177,574

		4,790,246

Health Care Equipment & Supplies (0.8%):
52,702	Covidien plc	2,117,566

Health Care Providers & Services (1.4%):
33,975	Cardinal Health, Inc.	1,141,900
85,389	UnitedHealth Group, Inc.	2,425,047

		3,566,947

Household Durables (0.6%):
62,513	Sony Corp., SP ADR	1,667,847

Industrial Conglomerates (2.8%):
390,905	General Electric Co.	5,636,850
19,410	Siemens AG, SP ADR	1,737,777

		7,374,627

Insurance (3.2%):
39,230	Chubb Corp. (The)	1,961,892
234,034	Marsh & McLennan Cos., Inc.	5,277,467
49,946	Principal Financial Group, Inc.	1,170,734

		8,410,093

Internet Software & Services (2.1%):
197,056	eBay, Inc.*	3,864,268
128,277	Yahoo!, Inc.*	1,774,071

		5,638,339

IT Services (1.2%):
59,526	Amdocs, Ltd.*	1,598,273
102,159	Western Union Co.	1,523,191

		3,121,464

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Machinery (1.3%):
44,399	Dover Corp.	$1,855,434
47,720	Ingersoll-Rand plc	1,645,863

		3,501,297

Media (4.8%):
162,565	Comcast Corp., Class A	2,823,754
39,569	Time Warner Cable, Inc.	2,060,754
106,454	Time Warner, Inc.	3,077,585
150,778	Viacom, Inc., Class B	4,729,906

		12,691,999

Metals & Mining (0.4%):
16,727	Freeport-McMoRan Copper & Gold, Inc., Class B	989,067

Multi-Utilities (0.0%):
2,517	PG&E Corp.	103,462

Oil, Gas & Consumable Fuels (6.2%):
51,220	Anadarko Petroleum Corp.	1,848,530
38,393	ConocoPhillips	1,884,712
26,264	Devon Energy Corp.	1,600,003
29,518	Exxon Mobil Corp.	1,684,592
34,315	Hess Corp.	1,727,417
13,056	Noble Energy, Inc.	787,668

Shares or
Principal		Fair
Amount		Value
50,866	Occidental Petroleum Corp.	$3,924,312
58,016	Royal Dutch Shell plc, SP ADR	2,913,564

		16,370,798

Personal Products (0.7%):
64,727	Avon Products, Inc.	1,715,265

Pharmaceuticals (4.8%):
26,723	Abbott Laboratories	1,250,102
31,323	Bayer AG, SP ADR	1,747,823
124,853	Bristol-Myers Squibb Co.	3,113,834
76,986	Merck & Co., Inc.	2,692,201
158,501	Pfizer, Inc.	2,260,224
49,549	Roche Holding AG, SP ADR	1,699,531

		12,763,715

Professional Services (0.6%):
20,995	Manpower, Inc.	906,564
32,536	Robert Half International, Inc.	766,223

		1,672,787

Semiconductors & Semiconductor Equipment (1.0%):
98,478	Intel Corp.	1,915,397
21,446	Lam Research Corp.*	816,235

		2,731,632

Specialty Retail (1.7%):
81,698	Gap, Inc. (The)	1,589,843
100,643	Home Depot, Inc.	2,825,049

		4,414,892

Wireless Telecommunication Services (1.0%):
121,171	Vodafone Group plc, SP ADR	2,504,605

Total Common Stocks (Cost $153,446,011)		162,210,503

Convertible Bonds (14.4%):
Biotechnology (2.6%):
$974,000	Allergan, Inc., 1.50%, 4/1/26	1,061,660
2,854,000	Amgen, Inc., 0.38%, 2/1/13	2,818,325
923,000	Amylin Pharmaceuticals, Inc., 3.00%, 6/15/14	781,089
1,051,000	Cephalon, Inc., 2.50%, 5/1/14	1,103,550
1,025,000	Invitrogen Corp., 1.50%, 2/15/24	1,126,218

		6,890,842

Capital Markets (1.2%):
1,024,000	Affiliated Managers Group, Inc., 3.95%, 8/15/38, Callable 8/15/13 @ 100	998,400
1,200,000	Goldman Sachs Group, Inc., 1.00%, 3/15/17, MTN	1,141,848
501,000	Janus Capital Group, Inc., 3.25%, 7/15/14	502,252
506,500	Jefferies Group, Inc., 3.88%, 11/1/29, Callable 11/1/17 @ 100	474,844

		3,117,344

Communications Equipment (0.7%):
479,000	Ciena Corp., 0.25%, 5/1/13	387,391

Principal		Fair
Amount		Value
1,541,000	Lucent Technologies Corp., 2.88%, 6/15/25	$1,298,293

		1,685,684

Computers & Peripherals (0.8%):
2,201,000	Sandisk Corp., 1.00%, 5/15/13	1,956,139

Consumer Finance (0.7%):
1,393,000	Ford Motor Co., 4.25%, 11/15/16	1,736,026

Diversified Financial Services (0.2%):
564,000	NASDAQ OMX Group, Inc. (The), 2.50%, 8/15/13	535,095

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

Principal		Fair
Amount		Value
Convertible Bonds, continued

Diversified Telecommunication Services (0.3%):
$400,000	JDS Uniphase, 1.00%, 5/15/26	$353,000
502,000	JDS Uniphase Corp., 1.00%, 5/15/26, Callable 5/20/13 @ 100	443,015

		796,015

Energy Equipment & Services (0.2%):
653,000	Helix Energy Solutions Group, Inc., 3.25%, 12/15/25, Callable 12/20/12 @ 100	564,845

Health Care Equipment & Supplies (0.3%):
923,000	LifePoint Hospitals, Inc., 3.50%, 5/15/14	852,621

Health Care Providers & Services (0.5%):
1,441,000	Omnicare, Inc., 3.25%, 12/15/35	1,192,428

Hotels, Restaurants & Leisure (0.4%):
1,055,000	International Game Technology, Inc., 3.25%, 5/1/14	1,155,225

Industrial Conglomerates (0.6%):
1,489,000	3M Co., 0.00%, 11/21/32, Callable 7/22/10 @ 85.60	1,341,961
166,000	Textron, Inc., Series TXT, 4.50%, 5/1/13	240,285

		1,582,246

Internet & Catalog Retail (0.7%):
1,828,700	Liberty Media Corp., 3.13%, 3/30/23	1,913,277

Machinery (0.4%):
460,000	Linear Technology Corp., 3.00%, 5/1/27	450,225
277,000	Linear Technology Corp., Series A, 3.00%, 5/1/27, Callable 5/1/14 @ 100	271,114
350,000	Navistar International Corp., 3.00%, 10/15/14	410,375

		1,131,714

Media (0.9%):
625,000	Gaylord Entertainment Co., 3.75%, 10/1/14	651,563
568,000	Interpublic Group of Cos., Inc., 4.75%, 3/15/23, Callable 3/15/13 @ 100	578,650
641,000	Interpublic Group of Cos., Inc. (The), 4.25%, 3/15/23, Callable 3/15/12 @ 100	641,801
508,000	Liberty Global, Inc., 4.50%, 11/15/16	589,280

		2,461,294

Metals & Mining (0.4%):
813,000	Allegheny Technologies, Inc., 4.25%, 6/1/14	1,045,721

Oil, Gas & Consumable Fuels (0.4%):
1,293,000	Massey Energy Co., 3.25%, 8/1/15	1,074,806

Pharmaceuticals (1.0%):
535,000	Endo Pharmaceuticals Holdings, Inc., 1.75%, 4/15/15	505,575
824,000	King Pharmaceuticals, Inc., 1.25%, 4/1/26, Callable 4/1/13 @ 100	713,790
1,343,000	Mylan, Inc., 1.25%, 3/15/12	1,336,285

		2,555,650

Semiconductors & Semiconductor Equipment (0.7%):
1,249,000	Micron Technology, Inc., 1.88%, 6/1/14	1,097,559
512,000	Xilinx, Inc., 3.13%, 3/15/37	466,560
354,000	Xilinx, Inc., 3.13%, 3/15/37	322,582

		1,886,701

Software (0.8%):
92,000	Cadence Design Systems, Inc., 1.38%, 12/15/11	90,160
580,000	Cadence Design Systems, Inc., 1.50%, 12/15/13	504,600
355,000	Cadence Design Systems, Inc., 2.63%, 6/1/15	345,238
635,000	Symantec Corp., 0.75%, 6/15/11	629,444
613,000	Symantec Corp., 1.00%, 6/15/13	622,961

		2,192,403

Specialty Retail (0.3%):
633,000	BorgWarner, Inc., 3.50%, 4/15/12	816,570

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

Principal		Fair
Amount		Value
Convertible Bonds, continued

Thrifts & Mortgage Finance (0.0%):
$93,000	MGIC Investment Corp., 5.00%, 5/1/17	$83,119

Wireless Telecommunication Services (0.3%):
721,000	SBA Communications Corp., 1.88%, 5/1/13	724,605

Total Convertible Bonds (Cost $37,851,855)		37,950,370

Corporate Bonds (6.1%):
Air Freight & Logistics (0.0%):
10,000	FedEx Corp., 7.25%, 2/15/11	10,364

Airlines (0.0%):
90,000	Delta Air Lines, Inc., 6.20%, 7/2/18	91,800

Auto Components (0.0%):
55,000	Cooper Industries, Inc., 5.25%, 11/15/12	59,337

Automobiles (0.1%):
55,000	Daimler Finance LLC, 7.30%, 1/15/12	59,285
10,000	DaimlerChrysler NA Holdings Corp., 8.50%, 1/18/31	12,774
35,000	Nissan Motor Acceptance Corp., 4.50%, 1/30/15	36,114

		108,173

Beverages (0.1%):
65,000	Anheuser-Busch InBev NV Worldwide, 7.20%, 1/15/14	74,739
20,000	Anheuser-Busch InBev Worldwide, Inc., 5.38%, 11/15/14	21,867
80,000	FBG Finance, Ltd., 5.13%, 6/15/15	85,757

		182,363

Biotechnology (0.0%):
55,000	Biogen Idec, Inc., 6.88%, 3/1/18	62,670

Capital Markets (0.3%):
10,000	Bear Stearns Co., Inc., 6.40%, 10/2/17	11,107
120,000	Bear Stearns Co., Inc., 7.25%, 2/1/18	140,124
305,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18	319,493
140,000	Goldman Sachs Group, Inc., 6.75%, 10/1/37	137,248
70,000	Merrill Lynch & Co., 6.88%, 4/25/18	74,675

		682,647

Chemicals (0.0%):
95,000	Mosaic Co., 7.63%, 12/1/16, Callable 12/1/11 @ 103.81	102,604

Commercial Banks (0.4%):
35,000	Enterprise Products Operating LP, 5.25%, 1/31/20	36,033
75,000	Enterprise Products Partners LP, 6.50%, 1/31/19	84,090
105,000	HBOS plc, 6.75%, 5/21/18	98,280
50,000	PNC Funding Corp., 6.70%, 6/10/19	57,300
185,000	U.S. Bancorp, 2.00%, 6/14/13	186,765
250,000	U.S. Bank NA, 3.78%, 4/29/20, Callable 4/29/15 @ 100(a)	253,875
290,000	Wells Fargo & Co., 5.63%, 12/11/17	317,026

		1,033,369

Commercial Services & Supplies (0.0%):
55,000	Republic Services, Inc., 5.50%, 9/15/19	59,517

Communications Equipment (0.1%):
55,000	Cisco Systems, Inc., 4.95%, 2/15/19	60,452
20,000	Cisco Systems, Inc., 5.90%, 2/15/39	22,231
65,000	Comcast Corp., 5.15%, 3/1/20	68,052

		150,735

Computers & Peripherals (0.1%):
75,000	Adobe Systems, Inc., 4.75%, 2/1/20	77,325
110,000	IBM Corp., 5.60%, 11/30/39	122,291

		199,616

Consumer Finance (0.3%):
205,000	American Express Co., 8.13%, 5/20/19	254,527
140,000	Capital One Financial Corp., 6.75%, 9/15/17	160,347

6

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Consumer Finance, continued

$200,000	GMAC, Inc., 2.20%, 12/19/12	$205,500
60,000	Household Finance Corp., 8.00%, 7/15/10	60,096
165,000	Household Finance Corp., 6.38%, 10/15/11	172,436
35,000	HSBC Finance Corp., 6.75%, 5/15/11	36,435

		889,341

Diversified Consumer Services (0.0%):
20,000	Simon Property Group LP, 5.65%, 2/1/20, Callable 11/1/19 @ 100	21,181

Diversified Financial Services (2.2%):
215,000	AIG SunAmerica Global Finance Vi, 6.30%, 5/10/11	217,150
295,000	Bank of America Corp., 5.75%, 12/1/17	305,939
55,000	Bank of America Corp., 5.65%, 5/1/18	56,365
120,000	Bank of America Corp., 7.63%, 6/1/19	137,461
1,000,000	Citibank NA, 1.75%, 12/28/12	1,017,829
1,050,000	Citigroup Funding, Inc., 2.25%, 12/10/12	1,080,873
135,000	Citigroup, Inc., 6.13%, 11/21/17	140,982
85,000	Citigroup, Inc., 6.13%, 5/15/18	88,713
220,000	Citigroup, Inc., 8.50%, 5/22/19	262,267
80,000	ERAC USA Finance Co., 2.75%, 7/1/13	80,246
1,200,000	General Electric Capital Corp., Series G, 2.63%, 12/28/12, MTN	1,247,021
85,000	General Electric Capital Corp., 5.63%, 5/1/18	90,331
275,000	General Electric Capital Corp., Series G, 6.00%, 8/7/19, MTN	297,707
45,000	General Electric Capital Corp., 5.50%, 1/8/20, MTN	47,554
40,000	General Electric Capital Corp., 5.88%, 1/14/38, MTN	39,224
120,000	JPMorgan Chase & Co., 6.00%, 1/15/18	132,508
65,000	JPMorgan Chase & Co., 6.30%, 4/23/19	73,417
90,000	JPMorgan Chase & Co., 4.95%, 3/25/20	93,532
85,000	NASDAQ OMX Group, Inc. (The), 5.55%, 1/15/20	86,744
130,000	PNC Funding Corp., 5.13%, 2/8/20	135,176
100,000	TD AMERITRADE Holding Corp., 5.60%, 12/1/19	105,348
115,000	Xlliac Global Funding, 4.80%, 8/10/10	115,269

		5,851,656

Diversified Telecommunication Services (0.3%):
25,000	AT&T Corp., 8.00%, 11/15/31(a)	32,180
250,000	AT&T, Inc., 6.30%, 1/15/38	271,296
105,000	Telefonica Europe BV, 8.25%, 9/15/30	129,388
65,000	Verizon Communications, Inc., 6.35%, 4/1/19	75,214
120,000	Verizon Communications, Inc., 8.95%, 3/1/39	169,989

		678,067

Electric Utilities (0.1%):
125,000	FirstEnergy Solutions Corp., 6.05%, 8/15/21	127,493
105,000	Progress Energy, Inc., 7.05%, 3/15/19	124,051

		251,544

Electronic Equipment, Instruments & Components (0.0%):
40,000	Amphenol Corp., 4.75%, 11/15/14	42,385
10,000	Corning, Inc., 6.63%, 5/15/19	11,697
20,000	Corning, Inc., 7.25%, 8/15/36, Callable 8/15/26 @ 100	22,389

		76,471

Energy Equipment & Services (0.0%):
45,000	Texas East Transmission, 7.00%, 7/15/32	53,299

Food & Staples Retailing (0.1%):
123,479	CVS Pass-Through Trust, 6.04%, 12/10/28	126,293
19,694	CVS Pass-Through Trust, 8.35%, 7/10/31	24,332
70,000	Delhaize America, Inc., 9.00%, 4/15/31	95,674

7

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Food & Staples Retailing, continued

$45,000	Wal-Mart Stores, Inc., 5.25%, 9/1/35	$47,394
15,000	Wal-Mart Stores, Inc., 6.50%, 8/15/37	18,166

		311,859

Food Products (0.3%):
30,000	Bunge Limited Finance Corp., 8.50%, 6/15/19	35,825
10,000	ConAgra Foods, Inc., 7.00%, 10/1/28	11,763
60,000	ConAgra Foods, Inc., 8.25%, 9/15/30	77,262
85,000	GlaxoSmithKline, 5.65%, 5/15/18	97,263
85,000	Kraft Foods, Inc., 5.38%, 2/10/20	91,082
135,000	Kraft Foods, Inc., 7.00%, 8/11/37	159,065
15,000	Kraft Foods, Inc., 6.88%, 2/1/38	17,435
250,000	Wm. Wrigley Jr. Co., 1.91%, 6/28/11(a)	249,952

		739,647

Gas Utilities (0.0%):
65,000	Questar Market Resources, Inc., 6.80%, 4/1/18	68,033

Health Care Equipment & Supplies (0.3%):
135,000	CareFusion Corp., 4.13%, 8/1/12	141,021
571,000	Wright Medical Group, Inc., 2.63%, 12/1/14	493,201

		634,222

Health Care Providers & Services (0.1%):
35,000	AmerisourceBergen Corp., 4.88%, 11/15/19	36,262
95,000	Medco Health Solutions, Inc., 7.13%, 3/15/18	113,494
90,000	Quest Diagnostics, Inc., 4.75%, 1/30/20	90,545
60,000	UnitedHealth Group, Inc., 6.00%, 2/15/18	66,901

		307,202

Hotels, Restaurants & Leisure (0.0%):
20,000	Yum! Brands, Inc., 6.25%, 3/15/18	22,964
60,000	Yum! Brands, Inc., 5.30%, 9/15/19	64,512

		87,476

Household Products (0.1%):
125,000	Ohio Power Co., Series 1, 5.38%, 10/1/21	133,383

Independent Power Producers & Energy Traders (0.0%):
45,000	PPL Energy Supply LLC, 6.30%, 7/15/13	49,899

Industrial Conglomerates (0.1%):
160,000	General Electric Co., 5.25%, 12/6/17	173,985

Insurance (0.1%):
50,000	Allstate Corp. (The), 7.45%, 5/16/19	58,928
20,000	MetLife, Inc., 7.72%, 2/15/19	23,804
75,000	Pacific Life Corp., 6.00%, 2/10/20	79,591
50,000	Platinum Underwriters Finance, Inc., 7.50%, 6/1/17	53,583
45,000	Principal Financial Group, Inc., 8.88%, 5/15/19	55,177
50,000	Reinsurance Group of America, Inc., 6.45%, 11/15/19	53,438

		324,521

Media (0.2%):
135,000	Comcast Corp., 5.70%, 5/15/18	148,399
20,000	Cox Communications, Inc., 8.38%, 3/1/39	27,187
5,000	DIRECTV Holdings, 7.63%, 5/15/16, Callable 5/15/12 @ 103.81	5,431
75,000	NBC Universal, Inc., 5.15%, 4/30/20	78,224
90,000	News America, Inc., 7.85%, 3/1/39	111,050
60,000	Time Warner Cable, Inc., 8.75%, 2/14/19	75,704
35,000	Time Warner Cable, Inc., 8.25%, 4/1/19	43,043
25,000	Time Warner Cable, Inc., 6.75%, 6/15/39	27,618
40,000	Time Warner, Inc., 5.88%, 11/15/16	45,092
55,000	Time Warner, Inc., 7.70%, 5/1/32	66,332

		628,080

8

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued

Metals & Mining (0.1%):
$20,000	Freeport-McMoRan Copper & Gold, Inc., 8.38%, 4/1/17, Callable 4/1/12 @ 104.19	$22,000
105,000	Newmont Mining Corp., 5.13%, 10/1/19	112,510

		134,510

Multi-Utilities (0.1%):
25,000	Centerpoint Energy, Inc., 7.88%, 4/1/13	28,647
30,000	Centerpoint Energy, Inc., 6.25%, 2/1/37	31,757
55,000	NiSource Finance Corp., 6.80%, 1/15/19	61,230

		121,634

Multiline Retail (0.0%):
65,000	Kohl’s Corp., 6.88%, 12/15/37	78,531

Office Electronics (0.0%):
40,000	Xerox Corp., 6.35%, 5/15/18	44,617
15,000	Xerox Corp., 5.63%, 12/15/19	15,962

		60,579

Oil, Gas & Consumable Fuels (0.1%):
75,000	Energy Transfer Partners LP, 8.50%, 4/15/14	86,896
50,000	Hess Corp., 6.00%, 1/15/40	51,692
50,000	Plains All American Pipeline, 8.75%, 5/1/19	59,683
60,000	Plains All American Pipeline, 6.70%, 5/15/36	59,920
45,000	Spectra Energy Capital Corp., 7.50%, 9/15/38	50,383

		308,574

Pharmaceuticals (0.2%):
95,000	Merck & Co., Inc., 5.00%, 6/30/19	105,670
230,000	Pfizer, Inc., 6.20%, 3/15/19	273,332

		379,002

Real Estate Investment Trusts (REITs) (0.1%):
55,000	Avalonbay Communities, Inc., 6.10%, 3/15/20, MTN	60,788
70,000	Boston Properties LP, 5.88%, 10/15/19	74,890

Shares or
Principal		Fair
Amount		Value
$115,000	Digital Realty Trust LP, 4.50%, 7/15/15	$114,652
65,000	Simon Property Group LP, 6.75%, 5/15/14, Callable 2/15/14 @ 100	73,055
75,000	WEA Finance LLC, 6.75%, 9/2/19	83,359

		406,744

Road & Rail (0.0%):
20,000	CSX Corp., 6.15%, 5/1/37	21,870
35,000	Ryder System, Inc., 7.20%, 9/1/15, MTN	40,593
20,000	Union Pacific Corp., 6.13%, 2/15/20	23,206

		85,669

Semiconductors & Semiconductor Equipment (0.0%):
50,000	KLA Instruments Corp., 6.90%, 5/1/18	55,935

Specialty Retail (0.0%):
70,000	Home Depot, Inc., 5.88%, 12/16/36	71,757

Thrifts & Mortgage Finance (0.1%):
80,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15, MTN	82,594
20,000	Prudential Financial, Inc., 7.38%, 6/15/19	23,159
35,000	Prudential Financial, Inc., 6.63%, 12/1/37	36,709

		142,462

Tobacco (0.1%):
110,000	Philip Morris International, Inc., 5.65%, 5/16/18	120,331

Wireless Telecommunication Services (0.0%):
25,000	SBC Communications, Inc., 6.15%, 9/15/34	26,248

Total Corporate Bonds (Cost $15,170,790)		16,015,037

Principal		Fair
Amount		Value
Preferred Stocks (2.2%):
Commercial Banks (0.4%):
10,908	KeyCorp, Series A	$1,038,987

Commercial Services & Supplies (0.3%):
19,615	Avery Dennison	782,638

Food Products (0.2%):
17,650	Archer Daniels	639,107

9

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

Principal		Fair
Amount		Value
Preferred Stocks, continued

Health Care Providers & Services (0.6%):
$310	HealthSouth Corp.	$256,137
1,000	HealthSouth Corp., Series A	826,250
16,400	Omnicare Capital Trust II	584,250

		1,666,637

Multi-Utilities (0.3%):
22,092	Centerpoint Energy, Inc.	647,296

Oil, Gas & Consumable Fuels (0.4%):
27,346	El Paso Energy Capital Trust I	993,754

Total Preferred Stocks (Cost $5,850,476)		5,768,419

U.S. Government Agency Mortgages (0.8%):
Federal Home Loan Mortgage Corporation (0.5%)
$250,000	3.00%, 7/28/14	263,216
950,000	4.88%, 6/13/18	1,075,261

		1,338,477

Federal National Mortgage Association (0.3%)
540,000	4.38%, 10/15/15	597,238
185,000	6.63%, 11/15/30	240,585

		837,823

Total U.S. Government Agency Mortgages (Cost $2,077,748)		2,176,300

U.S. Treasury Obligations (9.0%):
U.S. Treasury Bills (0.4%)
500,000	0.20%, 8/19/10(b)	499,888
500,000	0.21%, 9/2/10(b)	499,863

		999,751

U.S. Treasury Bonds (1.0%)
300,000	6.63%, 2/15/27	412,969
1,280,000	3.50%, 2/15/39	1,189,000
420,000	4.25%, 5/15/39	444,084
400,000	4.38%, 11/15/39	431,812
350,000	4.63%, 2/15/40	393,422

		2,871,287

U.S. Treasury Notes (7.6%)
2,850,000	0.75%, 11/30/11	2,860,687
550,000	0.88%, 2/29/12	552,943
6,500,000	1.00%, 4/30/12	6,548,750
250,000	4.38%, 8/15/12	270,020
180,000	4.13%, 8/31/12	193,570
500,000	1.38%, 1/15/13	506,719
1,680,000	2.75%, 10/31/13	1,768,069
1,350,000	1.75%, 3/31/14	1,368,668
200,000	2.63%, 6/30/14	209,078
2,470,000	2.25%, 1/31/15	2,531,557
2,300,000	2.50%, 3/31/15	2,383,375
6,000	3.63%, 2/15/20	6,339
500,000	6.88%, 8/15/25	693,750

		19,893,525

Total U.S. Treasury Obligations (Cost $23,113,684)		23,764,563

Asset Backed Securities (0.0%):
35,793	BAE Systems 2001 Asset Trust, 6.66%, 9/15/13	38,343
14,999	Harley-Davidson Motorcycle Trust, 4.41%, 6/15/12	15,023

Total Asset Backed Securities (Cost $50,925)		53,366

Yankee Dollars (1.5%):
Building Products (0.0%):
30,000	Holcim U.S. Finance SARL & CIE SCS, 6.00%, 12/30/19	32,003

Capital Markets (0.0%):
60,000	UBS AG Stamford CT, 5.88%, 12/20/17	63,509

Chemicals (0.0%):
15,000	Potash Corp. of Saskatchewan, Inc., 5.88%, 12/1/36	16,119

Commercial Banks (0.5%):
100,000	Abbey National Treasury Service plc, 3.88%, 11/10/14	98,737
135,000	Bank of Nova Scotia, 2.38%, 12/17/13	137,501
175,000	Barclays Bank plc, 6.75%, 5/22/19	194,676
95,000	Commonwealth Bank of Australia, 5.00%, 10/15/19	98,614
155,000	Credit Suisse AG, 5.40%, 1/14/20	154,111
30,000	Credit Suisse NY, 6.00%, 2/15/18	31,304
100,000	Credit Suisse NY, 5.30%, 8/13/19	106,006
100,000	Lloyds TSB Bank plc, 5.80%, 1/13/20	94,389
100,000	Royal Bank of Scotland plc, 4.88%, 3/16/15	99,496
100,000	Santander U.S. Debt SA, 3.72%, 1/20/15	96,070
100,000	Standard Chartered plc, 3.85%, 4/27/15	100,893
100,000	Svenska Handelsbanken AB, 5.13%, 3/30/20	102,473

		1,314,270

10

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

Principal		Fair
Amount		Value
Yankee Dollars, continued

Diversified Financial Services (0.2%):
$125,000	National Australia Bank, 3.75%, 3/2/15	$127,975
180,000	Nationwide Building Society, 6.25%, 2/25/20	189,937
180,000	Rabobank Nederland NV, 4.75%, 1/15/20	183,316

		501,228

Diversified Telecommunication Services (0.1%):
75,000	Deutsche Telekom International Finance BV, 6.00%, 7/8/19	82,945
100,000	Telecom Italia Capital, 7.00%, 6/4/18	106,516
55,000	Telecom Italia Capital SA, 7.18%, 6/18/19	59,214

		248,675

Electric Utilities (0.1%):
50,000	Electricite de France, 4.60%, 1/27/20	51,350
100,000	Enel Finance International SA, 5.13%, 10/7/19	100,445

		151,795

Electronic Equipment, Instruments & Components (0.0%):
70,000	Philips Electronics NV, 5.75%, 3/11/18	79,149

Shares or
Principal		Fair
Amount		Value
Energy Equipment & Services (0.1%):
90,000	Weatherford International, Ltd., 9.63%, 3/1/19	$108,377

Food & Staples Retailing (0.0%):
40,000	Delhaize Group, 5.88%, 2/1/14	44,642

Food Products (0.1%):
40,000	BAT International Finance plc, 9.50%, 11/15/18	52,417
100,000	Gurpo Bimbo SAB de C.V., 4.88%, 6/30/20	100,802

		153,219

Household Durables (0.0%):
25,000	Brookfield Asset Management, Inc., 5.80%, 4/25/17	25,260

Independent Power Producers & Energy Traders (0.0%):
100,000	Iberdrola Finance Ireland, Ltd., 3.80%, 9/11/14	99,442

Insurance (0.0%):
100,000	AEGON NV, 4.63%, 12/1/15	102,269

Media (0.1%):
45,000	Vivendi, 6.63%, 4/4/18	50,154
100,000	WPP Finance, 8.00%, 9/15/14	117,246

		167,400

Metals & Mining (0.2%):
100,000	Anglo American Capital plc, 9.38%, 4/8/19	128,619
145,000	ArcelorMittal, 9.85%, 6/1/19	181,198
100,000	Rio Tinto Finance (USA), Ltd., 9.00%, 5/1/19	131,227
55,000	Vale Overseas, Ltd., 5.63%, 9/15/19	58,031

		499,075

Oil, Gas & Consumable Fuels (0.1%):
150,000	Petrobras International Finance Co., 5.75%, 1/20/20	151,057
105,000	Shell International Finance B.V., 3.10%, 6/28/15	106,625

		257,682

Real Estate Management & Development (0.0%):
30,000	Brookfield Asset Management, Inc., 7.13%, 6/15/12	32,040

Sovereign Bond (0.0%):
95,000	Republic of Italy, 6.88%, 9/27/23	108,084

Total Yankee Dollars (Cost $3,833,063)		4,004,238

Investment Companies (4.4%):
11,629,220	Dreyfus Treasury Prime Cash Management, 0.00%(b)	11,629,220

Total Investment Companies (Cost $11,629,220)		11,629,220

Total Investment Securities (Cost $253,023,772)(c) — 100.0%		263,572,016
Net other assets (liabilities) — 0.0%		(86,811)

Net Assets — 100.0%		$263,485,205

Percentages indicated are based on net assets as of June 30, 2010.

ADR—American Depository Receipt

LLC—Limited Liability Company

11

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

LP—Limited Partnership

plc—Public Liability Company

*	Non-income producing security.

(a)	Variable rate security. The rate presented represents the rate in effect at June 30, 2010. The date presented represents the final maturity date.

(b)	The rate represents the effective yield at June 30, 2010.

(c)	Cost for federal income tax purposes is $256,401,988. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$18,005,764
Unrealized depreciation	(10,835,736)

Net unrealized appreciation	$7,170,028

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2010:

Country	Percentage
Australia	0.1%
Belgium	0.0%
Canada	0.1%
Cayman Islands	0.0%
France	0.0%
Germany	1.3%
Guernsey	0.6%
Ireland	1.5%
Italy	0.0%
Japan	0.6%
Luxembourg	0.1%
Mexico	0.0%
Netherlands	1.5%
Spain	0.0%
Sweden	0.0%
Switzerland	1.6%
United Kingdom	2.5%
United States	90.1%

100.0%

See accompanying notes to the financial statements.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

AZL Van
Kampen
Equity and
Income Fund

Assets:
Investment securities, at cost	$253,023,772

Investment securities, at value	$263,572,016
Dividends receivable	911,112
Receivable for capital shares issued	120,030
Receivable for investments sold	579,911
Prepaid expenses	1,873

Total Assets	265,184,942

Liabilities:
Payable for investments purchased	1,430,916
Manager fees payable	150,188
Administration fees payable	21,050
Distribution fees payable	55,394
Custodian fees payable	4,742
Administrative and compliance services fees payable	2,253
Trustee fees payable	6,814
Other accrued liabilities	28,380

Total Liabilities	1,699,737

Net Assets	$263,485,205

Net Assets Consist of:
Capital	$269,319,158
Accumulated net investment income/(loss)	5,400,853
Accumulated net realized gains/(losses) from investment transactions	(21,783,050)
Net unrealized appreciation/(depreciation) on investments	10,548,244

Net Assets	$263,485,205

Shares of beneficial interest (unlimited number of shares authorized, no par value)	25,547,673
Net Asset Value (offering and redemption price per share)	$10.31

See accompanying notes to the financial statements.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Statement of Operations
For the Six Months Ended June 30, 2010
(Unaudited)

AZL Van
Kampen
Equity and
Income Fund

Investment Income:
Interest	$1,431,055
Dividends	1,970,382
Net foreign withholding taxes	3,939

Total Investment Income	3,405,376

Expenses:
Manager fees	980,765
Administration fees	76,724
Distribution fees	326,922
Custodian fees	9,029
Administrative and compliance services fees	3,396
Trustees’ fees	10,696
Professional fees	18,384
Shareholder reports	16,412
Other expenses	5,929

Total expenses before reductions	1,448,257
Less expenses voluntarily waived/reimbursed by the Manager	(93,578)
Less expenses paid indirectly	(9,497)

Net expenses	1,345,182

Net Investment Income/(Loss)	2,060,194

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	4,610,296
Change in unrealized appreciation/(depreciation) on investments	(21,196,624)

Net Realized/Unrealized Gains/(Losses) on Investments	(16,586,328)

Change in Net Assets Resulting From Operations	$(14,526,134)

See accompanying notes to the financial statements.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Statements of Changes in Net Assets

	AZL Van Kampen
	Equity and Income Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2010	2009
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$2,060,194	$3,432,031
Net realized gains/(losses) on investment transactions	4,610,296	(6,752,075)
Change in unrealized appreciation/(depreciation) on investments	(21,196,624)	50,623,100

Change in net assets resulting from operations	(14,526,134)	47,303,056

Dividends to Shareholders:
From net investment income	—	(4,597,412)

Change in net assets resulting from dividends to shareholders	—	(4,597,412)

Capital Transactions:
Proceeds from shares issued	43,045,494	84,441,642
Proceeds from dividends reinvested	—	4,597,412
Value of shares redeemed	(7,519,063)	(25,024,467)

Change in net assets resulting from capital transactions	35,526,431	64,014,587

Change in net assets	21,000,297	106,720,231
Net Assets:
Beginning of period	242,484,908	135,764,677

End of period	$263,485,205	$242,484,908

Accumulated net investment income/(loss)	$5,400,853	$3,340,659

Share Transactions:
Shares issued	3,853,469	9,518,799
Dividends reinvested	—	439,523
Shares redeemed	(690,445)	(2,659,484)

Change in shares	3,163,024	7,298,838

See accompanying notes to the financial statements.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended December 31,
	June 30, 2010	2009	2008	2007	2006	2005
	(Unaudited)

Net Asset Value, Beginning of Period	$10.83	$9.00	$12.57	$12.68	$11.58	$10.86

Investment Activities:
Net Investment Income/(Loss)	0.06	0.07	0.34	0.26	0.19	0.14
Net Realized and Unrealized Gains/(Losses) on Investments	(0.58)	1.98	(3.25)	0.13	1.24	0.59

Total from Investment Activities	(0.52)	2.05	(2.91)	0.39	1.43	0.73

Dividends to Shareholders From:
Net Investment Income	—	(0.22)	(0.30)	(0.20)	(0.12)	—
Net Realized Gains	—	—	(0.36)	(0.30)	(0.21)	(0.01)

Total Dividends	—	(0.22)	(0.66)	(0.50)	(0.33)	(0.01)

Net Asset Value, End of Period	$10.31	$10.83	$9.00	$12.57	$12.68	$11.58

Total Return(a) (b)	(4.80)%	22.85%	(23.92)%	3.07%	12.52%	6.75%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$263,485	$242,485	$135,765	$244,193	$224,971	$162,671
Net Investment Income/(Loss)(c)	1.58%	1.80%	2.37%	2.05%	2.00%	1.55%
Expenses Before Reductions(c) (d)	1.11%	1.13%	1.13%	1.11%	1.11%	1.18%
Expenses Net of Reductions(c)	1.03%	1.07%	1.07%	1.06%	1.08%	1.18%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (e)	1.04%	1.07%	N/A	N/A	N/A	N/A
Portfolio Turnover Rate(b)	21.74%	68.56%	59.48%	69.49%	55.05%	46.94%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). These Notes to the Financial Statements are for the AZL Van Kampen Equity and Income Fund (the “Fund”). The Trust consists of 31 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco International Equity Fund (formerly AZL AIM International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund (formerly AZL Van Kampen Global Real Estate Fund)
•	AZL Morgan Stanley International Equity Fund (formerly AZL Van Kampen International Equity Fund)
•	AZL Morgan Stanley Mid Cap Growth Fund (formerly AZL Van Kampen Mid Cap Growth Fund)
•	AZL NACM International Growth Fund
•	AZL NFJ International Value Fund
•	AZL OCC Growth Fund
•	AZL OCC Opportunity Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Growth and Income Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Mortgage Dollar Roll Transactions

The Fund may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, a Fund sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Fund will not be entitled to receive any interest or principal paid on the securities sold. The Fund is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Fund may also be compensated by receipt of a commitment fee.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. During the period ended June 30, 2010, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

The Fund did not enter into any derivative instruments during the period. The following is a description of derivative instruments that the Fund may utilize, including the primary risk exposure related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. During the period ended June 30, 2010, the Fund did not enter into any foreign currency exchange contracts.

Futures Contracts

The Fund may enter into futures contracts. The Fund uses futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. During the period ended June 30, 2010, the Fund did not enter into any future contracts.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement, effective June 1, 2010 between the Manager and Invesco Advisers, Inc. (“Invesco”), Invesco provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. Prior to June 1, 2010 the Fund was subadvised by Van Kampen Asset Management. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. The annual expense limit of the Fund is 1.20%.

For the period ended June 30, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Van Kampen Equity and Income Fund	0.75%	1.20%

*	The Manager voluntarily reduced the management fee to 0.70% on the first $100 million in assets, 0.675% on the next $100 million in assets, and 0.65% on assets above $200 million. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

wide fees are accrued daily and paid monthly and are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $4,093 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust.

During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

For the period, the Fund paid approximately $421 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Exchanged traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$162,210,503	$—	$—	$162,210,503
Asset Backed Securities	—	53,366	—	53,366
Convertible Bonds	—	37,950,370	—	37,950,370
Corporate Bonds	—	16,015,037	—	16,015,037
Preferred Stocks:
Commercial Banks	1,038,987	—	—	1,038,987
Commercial Services & Supplies	782,638	—	—	782,638
Food Products	639,107	—	—	639,107
Health Care Providers & Services	—	1,666,637	—	1,666,637
Multi-Utilities	—	647,296	—	647,296
Oil, Gas & Consumable Fuels	993,754	—	—	993,754
U.S. Government Agency Mortgages	—	2,176,300	—	2,176,300
U.S. Treasury Obligations	—	23,764,563	—	23,764,563
Yankee Dollar	—	4,004,238	—	4,004,238
Investment Companies	11,629,220	—	—	11,629,220

Total Investment Securities	$177,294,209	$86,277,807	$—	$263,572,016

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

22

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Van Kampen Equity and Income Fund	$90,314,153	$53,454,201

For the period ended June 30, 2010, purchases and sales on long-term U.S. Government Securities were as follows:

	Purchases	Sales
AZL Van Kampen Equity and Income Fund	$25,506,527	$25,825,103

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of the latest tax year end December 31, 2009, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations.

	Expires	Expires
	12/31/2016	12/31/2017
AZL Van Kampen Equity and Income Fund	$10,772,995	$11,083,165

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $1,358,125 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2010.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2009 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Van Kampen Equity and Income Fund	$4,597,412	$—	$4,597,412

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

	Undistributed		Accumulated		Total
	Ordinary	Accumulated	Capital and	Unrealized	Accumulated
	Income	Earnings	Other Losses	Appreciation(b)	Earnings (Deficit)
AZL Van Kampen Equity and Income Fund	$3,752,893	$3,752,893	$(23,214,285)	$28,153,573	$8,692,181

(b)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

23

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Approval of Subadvisory Agreement (Unaudited)

At an in-person meeting held on February 20, 2010, the Board of Trustees considered the recommendation of Allianz Investment Management LLC (the “Manager”) that Invesco Advisers, Inc. (“Invesco”) replace Van Kampen Asset Management (“VKAM”) as the subadviser to the AZL Van Kampen Equity and Income Fund (the “Fund”). At the meeting, the Board reviewed materials furnished by the Manager pertaining to Invesco and approved a subadvisory agreement (the “Invesco Agreement”) between the Manager and Invesco, which became effective as to the Fund June 1, 2010.

The Manager, as investment manager of all of the outstanding series of the Trust, is charged with researching and recommending subadvisers for the Trust. The Manager has adopted policies and procedures to assist it in analyzing each subadviser with expertise in a particular asset class for purposes of making the recommendation that a specific subadviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to approve. After an investment adviser becomes a subadviser, a similarly rigorous process is instituted by the Manager to monitor and evaluate the investment performance and other responsibilities of the subadviser.

On October 19, 2009, Invesco Ltd., the parent of Invesco, announced that it had entered into a definitive agreement to acquire substantially all of the retail asset management business of Morgan Stanley Investment Management Inc., including the part of the asset management business of VKAM that subadvised the Fund. In connection with the sale transaction, which closed on June 1, 2010, the VKAM Agreement was terminated, necessitating a new subadvisory agreement with Invesco to take effect upon the closing of the sale transaction.

In anticipation of this sale transaction, the Manager reviewed and evaluated VKAM’s management of the Fund, the known details of the expected sale and the management of the Fund expected to be provided by Invesco. The Manager considered in particular the fact that the Fund’s portfolio management team, with the exception of one fixed-income manager, would be transferring to Invesco in connection with the sale and that it would continue to manage the Fund’s assets at Invesco. As a result, the Manager concluded that the Fund could expect little or no effective change in portfolio management services and that Invesco would provide the same portfolio management services to the Fund as was provided by VKAM.

The Board, including a majority of the independent Trustees, with the assistance of independent counsel to the independent Trustees, considered whether to approve the Invesco Agreement for the Fund in light of its experience in governing the Trust and working with the Manager and the subadvisers on matters relating to the mutual funds that are outstanding series of the Trust. The independent Trustees are those Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act, and are not employees of or affiliated with the Fund, the Manager, VKAM or Invesco. At least annually, the Board receives from experienced counsel who are independent of the Manager a memorandum discussing the legal standards for the Board’s consideration of proposed investment advisory or subadvisory agreements. In its deliberations, the Board considered all factors that the Trustees believed were relevant. The Board based its decision to approve the Invesco Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board approved the termination of the VKAM Agreement and determined that the Invesco Agreement was reasonable and in the best interests of the Fund, and approved Invesco as the Fund’s new subadviser. The Board’s decision to approve the Invesco Agreement reflects the exercise of its business judgment on whether to approve new arrangements and continue existing arrangements. In reaching this decision, the Board did not assign relative weights to factors discussed herein, or deem any one or group of them to be controlling in and of themselves.

A rule adopted by the SEC under the 1940 Act requires a discussion of certain factors relating to the selection of investment managers and subadvisers and the approval of advisory and subadvisory fees. The factors enumerated by the SEC in the rule are set forth below in italics followed by the Board’s conclusions regarding each factor.

(1) The nature, extent, and quality of services provided by the Subadviser. In deciding to approve Invesco, the Board considered the reputation, financial strength and resources of Invesco and its parent Invesco Ltd., and the experience and reputation of the portfolio management team involved with the Fund. In particular, the Board considered the fact that the Fund’s portfolio management team, with the exception of one fixed-income manager, would transfer from VKAM to Invesco in connection with the sale and that there would therefore be continuity in portfolio management. The Board determined that, based upon the Manager’s report, the proposed change to Invesco as the subadviser likely would benefit the Fund and its shareholders.

In reviewing various other matters, the Board concluded that Invesco was a recognized firm capable of competently managing the Fund; that the nature, extent and quality of services that Invesco could provide were at a level at least equal to the services provided by VKAM; that the services contemplated by the Invesco Agreement are substantially the same as those provided under the VKAM Agreement; that the Invesco Agreement contains provisions generally comparable to those of other subadvisory agreements for other mutual funds; and that Invesco is staffed with qualified personnel and had significant research capabilities.

24

(2) The investment performance of Invesco. The Board did not receive information about the performance of Invesco in managing comparable funds. However, the Board did consider the fact that the portfolio management team for the Fund at Invesco would be largely the same as the portfolio management team for the Fund at VKAM.

(3) The costs of services to be provided and profits to be realized by Invesco from its relationship with the Fund. The Board noted that the subadvisory fee schedule in the Invesco Agreement is the same as the subadvisory fee schedule in the VKAM Agreement.

The Board noted that the fee schedule in the Invesco Agreement was the result of arm’s-length negotiations between the Manager and Invesco. Based upon its review, the Board concluded that the fees proposed to be paid to Invesco were reasonable. As of February 20, 2010, Invesco had not begun to act as subadviser to the Fund, so no estimated profitability information for acting as subadviser to the Fund was received.

(4) and (5) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale. The Board noted that the fee schedule for the Fund in the Invesco Agreement does not contain breakpoints that reduce the fee rate on assets above certain levels. The Board considered the possibility that Invesco, or the Manager, may realize certain economies of scale as the Fund grows larger. The Board noted that in the fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints, if any, apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which could have the effect of reducing expenses as would the implementation of advisory/subadvisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or additional advisory/subadvisory fee breakpoints as the Fund grows larger. The Board receives quarterly reports on the level of Fund assets. The Board expects to consider whether or not to reapprove the Invesco Agreement at a meeting to be held prior to December 31, 2010, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the subadvisory fee schedule should be modified to reflect such economies of scale, if any.

Having taken these factors into account, the Trustees concluded that the fee schedule in the Invesco Agreement was acceptable.

25

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

26

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL® Van Kampen
Growth and Income Fund
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Approval of Subadvisory Agreement

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Van Kampen Growth and Income Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Van Kampen Growth and Income Fund	$1,000.00	$915.70	$4.75	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Return Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Van Kampen Growth and Income Fund	$1,000.00	$1,019.84	$5.01	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Van Kampen Growth and Income Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
Aerospace & Defense	0.5%
Air Freight & Logistics	0.7
Automobiles	1.1
Beverages	0.8
Biotechnology	1.2
Capital Markets	2.7
Chemicals	1.7
Commercial Banks	5.6
Commercial Services & Supplies	1.2
Communications Equipment	1.4
Computers & Peripherals	2.9
Diversified Financial Services	8.3
Diversified Telecommunication Services	1.0
Electric Utilities	4.3
Electronic Equipment, Instruments & Components	1.5
Energy Equipment & Services	1.2
Food & Staples Retailing	3.8
Food Products	3.0
Health Care Equipment & Supplies	1.3
Health Care Providers & Services	2.1
Household Durables	1.0
Industrial Conglomerates	4.4
Insurance	5.1
Internet Software & Services	3.3
IT Services	1.8
Machinery	2.0
Media	7.8
Metals & Mining	0.6
Oil, Gas & Consumable Fuels	9.8
Personal Products	1.0
Pharmaceuticals	7.8
Professional Services	1.0
Semiconductors & Semiconductor Equipment	1.7
Specialty Retail	2.6
Wireless Telecommunication Services	1.5
Investment Companies	2.2

99.9%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.7%):
Aerospace & Defense (0.5%):
17,432	General Dynamics Corp.	$1,020,818

Air Freight & Logistics (0.7%):
21,619	FedEx Corp.	1,515,708

Automobiles (1.1%):
125,040	Ford Motor Co.*	1,260,403
49,364	Harley-Davidson, Inc.	1,097,362

		2,357,765

Beverages (0.8%):
34,143	Coca-Cola Co. (The)	1,711,247

Biotechnology (1.2%):
52,581	Genzyme Corp.*	2,669,537

Capital Markets (2.7%):
208,444	Charles Schwab Corp.	2,955,736
110,727	Janus Capital Group, Inc.	983,256
56,969	State Street Corp.	1,926,691

		5,865,683

Chemicals (1.7%):
94,754	Dow Chemical Co. (The)	2,247,565
24,443	PPG Industries, Inc.	1,476,602

		3,724,167

Commercial Banks (5.6%):
72,746	BB&T Corp.	1,913,947
130,883	Fifth Third Bancorp	1,608,552
83,331	PNC Financial Services Group, Inc.	4,708,202
62,164	U.S. Bancorp	1,389,365
94,365	Wells Fargo & Co.	2,415,744

		12,035,810

Commercial Services & Supplies (1.2%):
40,025	Avery Dennison Corp.	1,286,003
49,763	Cintas Corp.	1,192,819

		2,478,822

Communications Equipment (1.4%):
143,348	Cisco Systems, Inc.*	3,054,746

Computers & Peripherals (2.9%):
190,606	Dell, Inc.*	2,298,708
92,699	Hewlett-Packard Co.	4,012,013

		6,310,721

Diversified Financial Services (8.3%):
367,044	Bank of America Corp.	5,274,422
580,564	Citigroup, Inc.*	2,182,921
283,465	JPMorgan Chase & Co.	10,377,654

		17,834,997

Diversified Telecommunication Services (1.0%):
75,920	Verizon Communications, Inc.	2,127,278

Electric Utilities (4.3%):
144,686	American Electric Power Co., Inc.	4,673,358
31,065	Edison International	985,382
24,072	Entergy Corp.	1,724,037
51,662	FirstEnergy Corp.	1,820,052

		9,202,829

Electronic Equipment, Instruments & Components (1.5%):
92,869	Tyco International, Ltd.	3,271,775

Energy Equipment & Services (1.2%):
47,640	Schlumberger, Ltd.	2,636,398

Food & Staples Retailing (3.8%):
88,132	SYSCO Corp.	2,517,931
80,470	Wal-Mart Stores, Inc.	3,868,193
66,000	Walgreen Co.	1,762,200

		8,148,324

Food Products (3.0%):
171,979	Kraft Foods, Inc., Class A	4,815,412
57,437	Unilever NV, New York Shares	1,569,179

		6,384,591

Health Care Equipment & Supplies (1.3%):
70,266	Covidien plc	2,823,288

Health Care Providers & Services (2.1%):
45,293	Cardinal Health, Inc.	1,522,298
108,685	UnitedHealth Group, Inc.	3,086,654

		4,608,952

Household Durables (1.0%):
83,233	Sony Corp., SP ADR	2,220,656

Industrial Conglomerates (4.4%):
491,336	General Electric Co.	7,085,065
25,904	Siemens AG, SP ADR	2,319,185

		9,404,250

Insurance (5.1%):
50,220	Chubb Corp. (The)	2,511,502
312,055	Marsh & McLennan Cos., Inc.	7,036,840
62,793	Principal Financial Group, Inc.	1,471,868

		11,020,210

Internet Software & Services (3.3%):
250,790	eBay, Inc.*	4,917,992
161,385	Yahoo!, Inc.*	2,231,954

		7,149,946

IT Services (1.8%):
75,996	Amdocs, Ltd.*	2,040,493
129,262	Western Union Co.	1,927,296

		3,967,789

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Machinery (2.0%):
55,764	Dover Corp.	$2,330,378
59,831	Ingersoll-Rand plc	2,063,571

		4,393,949

Media (7.8%):
207,689	Comcast Corp., Class A	3,607,558
52,695	Time Warner Cable, Inc.	2,744,356
141,916	Time Warner, Inc.	4,102,791
200,989	Viacom, Inc., Class B	6,305,025

		16,759,730

Metals & Mining (0.6%):
22,301	Freeport-McMoRan Copper & Gold, Inc., Class B	1,318,658

Oil, Gas & Consumable Fuels (9.8%):
64,972	Anadarko Petroleum Corp.	2,344,840
48,268	ConocoPhillips	2,369,476
35,029	Devon Energy Corp.	2,133,967
37,475	Exxon Mobil Corp.	2,138,698
43,823	Hess Corp.	2,206,050
13,414	Noble Energy, Inc.	809,267
67,896	Occidental Petroleum Corp.	5,238,176
77,302	Royal Dutch Shell plc, SP ADR	3,882,106

		21,122,580

Personal Products (1.0%):
81,665	Avon Products, Inc.	2,164,123

Pharmaceuticals (7.8%):
35,681	Abbott Laboratories	1,669,157
39,654	Bayer AG, SP ADR	2,212,693
166,535	Bristol-Myers Squibb Co.	4,153,383
102,567	Merck & Co., Inc.	3,586,768
211,321	Pfizer, Inc.	3,013,438
65,987	Roche Holding AG, SP ADR	2,263,354

		16,898,793

Professional Services (1.0%):
28,048	Manpower, Inc.	1,211,112
43,336	Robert Half International, Inc.	1,020,563

		2,231,675

Semiconductors & Semiconductor Equipment (1.7%):
131,263	Intel Corp.	2,553,065
28,458	Lam Research Corp.*	1,083,112

		3,636,177

Specialty Retail (2.6%):
103,324	Gap, Inc. (The)	2,010,685
127,080	Home Depot, Inc.	3,567,136

		5,577,821

Wireless Telecommunication Services (1.5%):
155,034	Vodafone Group plc, SP ADR	3,204,553

Total Common Stocks (Cost $214,135,717)		210,854,366

Investment Companies (2.2%):
4,689,769	Dreyfus Treasury Prime Cash Management, 0.00%(a)	4,689,769

Total Investment Companies (Cost $4,689,769)		4,689,769

Total Investment Securities (Cost $218,825,486)(b) — 99.9%		215,544,135
Net other assets (liabilities) — 0.1%		209,414

Net Assets — 100.0%		$215,753,549

Percentages indicated are based on net assets as of June 30, 2010.

ADR—American Depository Receipt

plc—Public Liability Company

*	Non-income producing security.

(a)	The rate represents the effective yield at June 30, 2010.

(b)	Cost for federal income tax purposes is $220,526,165. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$9,665,339
Unrealized depreciation	(14,647,369)

Net unrealized depreciation	$(4,982,030)

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2010
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2010:

Country	Percentage
Germany	2.1%
Guernsey	1.0%
Ireland	2.3%
Japan	1.0%
Netherlands	2.0%
Switzerland	2.6%
United Kingdom	3.2%
United States	85.8%

100.0%

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL Van
Kampen
Growth and
Income Fund

Assets:
Investment securities, at cost	$218,825,486

Investment securities, at value	$215,544,135
Dividends receivable	492,967
Receivable for capital shares issued	72,016
Receivable for investments sold	1,855,668
Prepaid expenses	1,498

Total Assets	217,966,284

Liabilities:
Payable for investments purchased	1,252,422
Payable for capital shares redeemed	737,906
Manager fees payable	124,415
Administration fees payable	11,687
Distribution fees payable	47,062
Custodian fees payable	5,864
Administrative and compliance services fees payable	2,020
Trustee fees payable	6,059
Other accrued liabilities	25,300

Total Liabilities	2,212,735

Net Assets	$215,753,549

Net Assets Consist of:
Capital	$246,395,924
Accumulated net investment income/(loss)	3,307,518
Accumulated net realized gains/(losses) from investment transactions	(30,668,542)
Net unrealized appreciation/(depreciation) on investments	(3,281,351)

Net Assets	$215,753,549

Shares of beneficial interest (unlimited number of shares authorized, no par value)	24,509,027
Net Asset Value (offering and redemption price per share)	$8.80

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Statement of Operations
For the Six Months Ended June 30, 2010
(Unaudited)

AZL Van
Kampen
Growth and
Income Fund

Investment Income:
Dividends	$2,177,451

Total Investment Income	2,177,451

Expenses:
Manager fees	774,553
Administration fees	47,727
Distribution fees	254,062
Custodian fees	8,103
Administrative and compliance services fees	2,639
Trustees’ fees	8,280
Professional fees	14,128
Shareholder reports	12,893
Other expenses	4,683

Total expenses before reductions	1,127,068
Less expenses voluntarily waived/reimbursed by the Manager	(101,593)
Less expenses paid indirectly	(13,658)

Net expenses	1,011,817

Net Investment Income/(Loss)	1,165,634

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	2,875,632
Change in unrealized appreciation/(depreciation) on investments	(28,790,422)

Net Realized/Unrealized Gains/(Losses) on Investments	(25,914,790)

Change in Net Assets Resulting From Operations	$(24,749,156)

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Statements of Changes in Net Assets

	AZL Van Kampen
	Growth and Income Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2010	2009
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,165,634	$2,145,964
Net realized gains/(losses) on investment transactions	2,875,632	(17,260,740)
Change in unrealized appreciation/(depreciation) on investments	(28,790,422)	51,654,636

Change in net assets resulting from operations	(24,749,156)	36,539,860

Dividends to Shareholders:
From net investment income	—	(4,098,139)

Change in net assets resulting from dividends to shareholders	—	(4,098,139)

Capital Transactions:
Proceeds from shares issued	77,598,994	15,685,724
Proceeds from dividends reinvested	—	4,098,139
Value of shares redeemed	(20,455,181)	(28,764,535)

Change in net assets resulting from capital transactions	57,143,813	(8,980,672)

Change in net assets	32,394,657	23,461,049
Net Assets:
Beginning of period	183,358,892	159,897,843

End of period	$215,753,549	$183,358,892

Accumulated net investment income/(loss)	$3,307,518	$2,141,884

Share Transactions:
Shares issued	7,543,882	2,076,315
Dividends reinvested	—	444,002
Shares redeemed	(2,120,512)	(3,552,551)

Change in shares	5,423,370	(1,032,234)

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended December 31,
	June 30, 2010	2009	2008	2007	2006	2005
	(Unaudited)

Net Asset Value, Beginning of Period	$9.61	$7.95	$12.95	$13.37	$12.36	$11.76

Investment Activities:
Net Investment Income/(Loss)	0.02	0.12	0.24	0.22	0.15	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	(0.83)	1.75	(4.31)	0.14	1.74	0.98

Total from Investment Activities	(0.81)	1.87	(4.07)	0.36	1.89	1.08

Dividends to Shareholders From:
Net Investment Income	—	(0.21)	(0.24)	(0.18)	(0.10)	(0.04)
Net Realized Gains	—	—	(0.69)	(0.60)	(0.78)	(0.44)

Total Dividends	—	(0.21)	(0.93)	(0.78)	(0.88)	(0.48)

Net Asset Value, End of Period	$8.80	$9.61	$7.95	$12.95	$13.37	$12.36

Total Return(a) (b)	(8.43)%	23.64%	(32.86)%	2.64%	15.90%	9.24%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$215,754	$183,359	$159,898	$327,862	$370,723	$315,538
Net Investment Income/(Loss)(c)	1.15%	1.32%	1.71%	1.39%	1.34%	1.02%
Expenses Before Reductions(c) (d)	1.11%	1.13%	1.12%	1.09%	1.16%	1.20%
Expenses Net of Reductions(c)	1.00%	1.00%	1.00%	0.99%	1.09%	1.18%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (e)	1.01%	1.03%	1.03%	1.00%	1.10%	1.20%
Portfolio Turnover Rate(b)	17.06%	53.84%	39.96%	25.25%	29.83%	40.15%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). These Notes to the Financial Statements are for the AZL Van Kampen Growth and Income Fund (the “Fund”). The Trust consists of 31 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL Enhanced Bond Index Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco International Equity Fund (formerly AZL AIM International Equity Fund)
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund (formerly AZL Van Kampen Global Real Estate Fund)
•	AZL Morgan Stanley International Equity Fund (formerly AZL Van Kampen International Equity Fund)
•	AZL Morgan Stanley Mid Cap Growth Fund (formerly AZL Van Kampen Mid Cap Growth Fund)
•	AZL NACM International Growth Fund
•	AZL NFJ International Value Fund
•	AZL OCC Growth Fund
•	AZL OCC Opportunity Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Growth and Income Fund

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 331/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. During the period ended June 30, 2010, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

The Fund did not enter into any derivative instruments during the period. The following is a description of derivative instruments that the Fund may utilize, including the primary risk exposure related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. During the period ended June 30, 2010, the Fund did not enter into any foreign currency exchange contracts.

Futures Contracts

The Fund may enter into futures contracts. The Fund uses futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. During the period ended June 30, 2010, the Fund did not enter into any future contracts.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement, effective June 1, 2010 between the Manager and Invesco Advisers, Inc. (“Invesco”), Invesco provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. Prior to June 1, 2010 the Fund was subadvised by Van Kampen Asset Management. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. The annual expense limit of the Fund is 1.20%.

The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $100 million of assets at 0.775%, the next $150 million in assets at 0.75%, the next $250 million in assets at 0.725% and assets above $500 million at 0.675%. The Manager voluntarily reduced the management fee as follows: the first $100 million of assets at 0.675% and assets above $100 million at 0.65%. The Manager reserves the right to stop reducing the management fee at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $3,058 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

For the period, the Fund paid approximately $757 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Exchanged traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Common Stocks+	$210,854,366	$—	$210,854,366
Investment Companies	4,689,769	—	4,689,769

Total Investment Securities	$215,544,135	$—	$215,544,135

+	For detailed industry descriptions, see accompanying Schedule of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

5. Security Purchases and Sales

For the period ended June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Van Kampen Growth and Income Fund	$40,598,751	$33,053,970

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of the latest tax year end December 31, 2009, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations.

	Expires	Expires
	12/31/2016	12/31/2017
AZL Van Kampen Growth and Income Fund	$4,769,482	$26,333,786

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $975,842 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2010.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2009 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Van Kampen Growth and Income Fund	$4,098,139	$—	$4,098,139

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

	Undistributed		Accumulated		Total
	Ordinary	Accumulated	Capital and	Unrealized	Accumulated
	Income	Earnings	Other Losses	Appreciation(b)	Earnings (Deficit)
AZL Van Kampen Growth and Income Fund	$2,141,884	$2,141,884	$(32,079,110)	$24,044,007	$(5,893,219)

(b)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Approval of Subadvisory Agreement (Unaudited)

At an in-person meeting held on February 20, 2010, the Board of Trustees considered the recommendation of Allianz Investment Management LLC (the “Manager”) that Invesco Advisers, Inc. (“Invesco”) replace Van Kampen Asset Management (“VKAM”) as the subadviser to the AZL Van Kampen Growth and Income Fund (the “Fund”). At the meeting, the Board reviewed materials furnished by the Manager pertaining to Invesco and approved a subadvisory agreement (the “Invesco Agreement”) between the Manager and Invesco, which became effective as to the Fund June 1, 2010.

The Manager, as investment manager of all of the outstanding series of the Trust, is charged with researching and recommending subadvisers for the Trust. The Manager has adopted policies and procedures to assist it in analyzing each subadviser with expertise in a particular asset class for purposes of making the recommendation that a specific subadviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to approve. After an investment adviser becomes a subadviser, a similarly rigorous process is instituted by the Manager to monitor and evaluate the investment performance and other responsibilities of the subadviser.

On October 19, 2009, Invesco Ltd., the parent of Invesco, announced that it had entered into a definitive agreement to acquire substantially all of the retail asset management business of Morgan Stanley Investment Management Inc., including the part of the asset management business of VKAM that subadvised the Fund. In connection with the sale transaction, which closed on June 1, 2010, the VKAM Agreement was terminated, necessitating a new subadvisory agreement with Invesco to take effect upon the closing of the sale transaction.

In anticipation of this sale transaction, the Manager reviewed and evaluated VKAM’s management of the Fund, the known details of the expected sale and the management of the Fund expected to be provided by Invesco. The Manager considered in particular the fact that the Fund’s portfolio management team would be transferring to Invesco in connection with the sale and that it would continue to manage the Fund’s assets at Invesco. As a result, the Manager concluded that the Fund could expect little or no effective change in portfolio management services and that Invesco would provide the same portfolio management services to the Fund as was provided by VKAM.

The Board, including a majority of the independent Trustees, with the assistance of independent counsel to the independent Trustees, considered whether to approve the Invesco Agreement for the Fund in light of its experience in governing the Trust and working with the Manager and the subadvisers on matters relating to the mutual funds that are outstanding series of the Trust. The independent Trustees are those Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act, and are not employees of or affiliated with the Fund, the Manager, VKAM or Invesco. At least annually, the Board receives from experienced counsel who are independent of the Manager a memorandum discussing the legal standards for the Board’s consideration of proposed investment advisory or subadvisory agreements. In its deliberations, the Board considered all factors that the Trustees believed were relevant. The Board based its decision to approve the Invesco Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board approved the termination of the VKAM Agreement and determined that the Invesco Agreement was reasonable and in the best interests of the Fund, and approved Invesco as the Fund’s new subadviser. The Board’s decision to approve the Invesco Agreement reflects the exercise of its business judgment on whether to approve new arrangements and continue existing arrangements. In reaching this decision, the Board did not assign relative weights to factors discussed herein, or deem any one or group of them to be controlling in and of themselves.

A rule adopted by the SEC under the 1940 Act requires a discussion of certain factors relating to the selection of investment managers and subadvisers and the approval of advisory and subadvisory fees. The factors enumerated by the SEC in the rule are set forth below in italics followed by the Board’s conclusions regarding each factor.

(1) The nature, extent, and quality of services provided by the Subadviser. In deciding to approve Invesco, the Board considered the reputation, financial strength and resources of Invesco and its parent Invesco Ltd., and the experience and reputation of the portfolio management team involved with the Fund. In particular, the Board considered the fact that the Fund’s portfolio management team would transfer from VKAM to Invesco in connection with the sale and that there would therefore be continuity in portfolio management. The Board determined that, based upon the Manager’s report, the proposed change to Invesco as the subadviser likely would benefit the Fund and its shareholders.

In reviewing various other matters, the Board concluded that Invesco was a recognized firm capable of competently managing the Fund; that the nature, extent and quality of services that Invesco could provide were at a level at least equal to the services provided by VKAM; that the services contemplated by the Invesco Agreement are substantially the same as those provided under the VKAM Agreement; that the Invesco Agreement contains provisions generally comparable to those of other subadvisory agreements for other mutual funds; and that Invesco is staffed with qualified personnel and had significant research capabilities.

17

(2) The investment performance of Invesco. The Board did not receive information about the performance of Invesco in managing comparable funds. However, the Board did consider the fact that the portfolio management team for the Fund at Invesco would be the same as the portfolio management team for the Fund at VKAM.

(3) The costs of services to be provided and profits to be realized by Invesco from its relationship with the Fund. The Board noted that the subadvisory fee schedule in the Invesco Agreement is the same as the subadvisory fee schedule in the VKAM Agreement.

The Board noted that the fee schedule in the Invesco Agreement was the result of arm’s-length negotiations between the Manager and Invesco. Based upon its review, the Board concluded that the fees proposed to be paid to Invesco were reasonable. As of February 20, 2010, Invesco had not begun to act as subadviser to the Fund, so no estimated profitability information for acting as subadviser to the Fund was received.

(4) and (5) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale. The Board noted that the fee schedule for the Fund in the Invesco Agreement contains breakpoints that reduce the fee rate on assets above certain levels. The Board considered the possibility that Invesco, or the Manager, may realize certain economies of scale as the Fund grows larger. The Board noted that in the fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints, if any, apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which could have the effect of reducing expenses as would the implementation of advisory/subadvisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or additional advisory/subadvisory fee breakpoints as the Fund grows larger. The Board receives quarterly reports on the level of Fund assets. The Board expects to consider whether or not to reapprove the Invesco Agreement at a meeting to be held prior to December 31, 2010, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the subadvisory fee schedule should be modified to reflect such economies of scale, if any.

Having taken these factors into account, the Trustees concluded that the fee schedule in the Invesco Agreement was acceptable.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (”Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

19

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

Item 2. Code of Ethics.
     Not applicable — only for annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable — only for annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable — only for annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable — Only effective for annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)Allianz Variable Insurance Products Trust

By (Signature and Title)*	/s/ Jeffrey Kletti Jeffrey Kletti, President
Date August 26, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey Kletti Jeffrey Kletti, President
Date August 26, 2010

By (Signature and Title)*	/s/ Ty Edwards Ty Edwards, Treasurer
Date August 26, 2010
*      Print the name and title of each signing officer under his or her signature.